UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-08648
                                                     ---------

                                 WT Mutual Fund
       ------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                              1100 N. Market Street
                              Wilmington, DE 19890
       ------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                 John J. Kelley
                              1100 N. Market Street
                              Wilmington, DE 19890
       ------------------------------------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 800-254-3948
                                                            ------------

                        Date of fiscal year end: June 30
                                                 -------

                     Date of reporting period: June 30, 2008
                                               -------------


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.


                                             MONEY MARKET FUNDS
                                  ANNUAL REPORT | JUNE 30, 2008




--------------------------------------------------------------------------------
                                             PRIME MONEY MARKET
                                   U.S. GOVERNMENT MONEY MARKET
                                        TAX-EXEMPT MONEY MARKET




                                   WILMINGTON  |
                                        FUNDS  |          [LOGO OMITTED]


--------------------------------------------------------------------------------

WILMINGTON FUNDS -- MONEY MARKET FUNDS
--------------------------------------
   PRESIDENT'S MESSAGE
================================================================================


DEAR SHAREHOLDER:

   The first half of the fiscal year was dominated by the evolving credit crisis. The crisis began to take hold late in the second quarter of 2007 but took control of the financial markets during the last six months of the year. The problems began with the recognition that many low-income borrowers were faced with interest rate resets that would make it impossible for them to continue paying off their loans. These mortgage loans had been generated by banks and mortgage brokers who had packaged these securities into Residential Mortgage-Backed Securities (RMBS) that were sold to investors and to those building another type of structured investment vehicle (SIV) or collateralized debt obligation (CDO). The initial problems quickly created a liquidity crisis that forced many firms to draw down on their lines of credit. As the banking system became more involved in meeting these credit needs, the costs derived on key lending indices such as three-month LIBOR shot up. The Federal Reserve (the "Fed"), which seemed content to keep interest rates steady, had to shift gears to bring liquidity back into the financial markets. A series of actions involving, first, a discount rate cut and, second, a sizeable cut in the overnight Federal Funds rate of 50 basis points helped to stabilize the markets. While liquidity began to return, helping to restore confidence, the problems for investors owning securitized mortgage-backed investments was only getting more difficult as pricing these securities in the face of unknown losses was very difficult. Ultimately, this sparked the second round of problems as the market calm gave way to an even stronger storm than before.

   The fixed income markets reacted in a predictable fashion as Treasury securities rallied in the face of a flight-to-quality shift by the markets away from risky assets. Ten-Year Treasury Notes fell by 71 basis points during the three-month period from June 30, 2007 to September 30, 2007. At the same time, interest rate spreads between corporate bonds and U.S. Treasuries as measured by Lehman U.S. Corporate Index1 widened by 50 basis points to 152 basis points.

   With financial firms confronting earnings reports for the quarter ended September 30, the market was forced to come to grips with the magnitude of the evolving story. In mid-October, Citicorp and Merrill Lynch both reported losses that stunned investors. These losses were far higher than expected and resulted in both companies discharging their management teams. The market stability quickly gave ground to a fresh round of credit concerns and risk aversion moves. The Treasury market was again the principal beneficiary with interest rates moving down and the yield curve steepening. Ten-Year Treasury Notes fell another 55 basis points to finish the calendar year at a yield of 4.02% while Two-Year Treasury Notes shed 90 basis points to yield 3.05% at the end of 2007. The Fed acted methodically with cuts in the overnight Federal Funds rate of 25 basis points at their two meetings during the quarter. This brought the overnight rate down to 4.25% by the end of December, a decline of 100 basis points since the beginning of the semi-annual period.

   During the first several months of 2008, the fixed income markets continued to experience the same themes seen at the end of 2007. The Treasury market continued to be the strongest performing sector as quality trumped yield. The market was helped by very aggressive actions on the part of the Fed to trim short-term interest rates. This was not the expectation at the start of 2008 as most expectations were for a relatively slow-moving Fed to cut rates by 25 basis points at each of their meetings. However, this soon fell by the wayside. Late in 2007, the economic data began to turn ominous and as we moved into the early part of this year, the situation became worse. Employment growth which had been a bulwark indicator for those more positive on the economy finally generated negative job growth numbers. While sub-prime losses made the major headlines, the banking industry had begun shuttering their credit windows making money available to only their best clients. With credit standards tightening and asset prices declining, a classic de-leveraging process had begun. Historically these have been very difficult to stop. Lower asset prices force credit standards to tighten which further dampens economic activity and triggers another

WILMINGTON FUNDS -- MONEY MARKET FUNDS
--------------------------------------
   PRESIDENT'S MESSAGE -- CONTINUED
================================================================================


round of asset price depreciation. The cycle begins anew. The Fed responded to this situation with an unprecedented round of rate cuts in January where the overnight rate was cut first by 75 basis points in a rare inter-meeting move and then by another 50 basis points at their regular Open Market Committee Meeting. The Fed next met in the wake of the Bear Stearns crisis where they sliced another 75 basis points off of overnight rates. Short-term Treasury rates followed the Fed's lead with six-month Treasury rates down 190 bps. The Treasury yield curve steepened dramatically over the quarter as Ten-Year Treasuries only fell 59 bps and finished 181 basis points higher than the Two-Year Treasury. This difference was less than 100 bps at the end of 2007.

   As the second quarter of 2008 got under way, investors appeared generally upbeat. The Federal Reserve Board had just engineered JPMorgan Chase's acquisition of Bear Stearns. By June, however, anxiety ruled once more. Equity prices tumbled amid mounting concerns about problems beyond the realm of housing and residential mortgages. In the bond market, higher U.S. Treasury yields more than offset income returns, leading to negative total returns in many sectors. During the opening weeks of the second quarter, U.S. Treasury yields began to rise again, as the market began to shed its flight-to-quality characteristics. From a starting point of 3.40%, Ten-Year Treasury Notes added almost 90 basis points of yield (0.90%) to reach 4.27% by mid-June. Relief was evident in the corporate credit markets, too. Spreads against Treasuries, as measured by the Lehman U.S. Intermediate Corporate Index2, shrank from 315 basis points (3.15%) to 253 basis points (2.53%) during the first half of the quarter. Equity investors got into the act, too, pushing the S&P 500 Index from 1,323 to 1,440 by mid-May. The Fed appeared to end its rate-cutting cycle at the end of April, dropping its target rate for overnight interbank lending to 2.00%.

   However, the euphoria proved short-lived as the grim realities of the aftermath of the credit squeeze began to take hold in June. The Fed's efforts to provide monetary stimulus have been offset by the unwillingness of the banking system at large to ease credit conditions. With more losses recorded during the first quarter, the Fed's survey of senior lending officers in early May revealed that there was no improvement in the appetite for more generous lending activities. If the Fed's efforts at monetary stimulus were held in check, its efforts to provide ample liquidity were not lost on the foreign exchange and commodity markets. The U.S. dollar weakened considerably during the first quarter, when the Fed cut rates 3 times. With the price of commodities such as oil denominated in U.S. dollars, the lost value of the dollar has been offset by increases in commodity prices. However, exchange rate pressures are only part of the story with commodity prices, as overseas growth has stimulated demand for many basic industrial commodities. Add to this the demand from investors seeking ways to make money in a poor environment for traditional asset classes and the quarter witnessed another dramatic increase in raw material prices.

   Before presenting the results for the Money Market Funds (the "Funds"), we wish to point out that the Funds had no exposure to sub-prime mortgages, CDOs or SIVs during the past year. In fulfilling our objective of providing a broad-based exposure to the fixed income market, the Funds do have corporate holdings in financial service firms that have exposure to these adversely impacted instruments. However, all of these investments currently meet the credit criteria required of the Funds' investments.

   A comparison of the performance of the Wilmington Prime Money Market, Wilmington U.S. Government Money Market and Wilmington Tax-Exempt Money Market Funds versus their respective Lipper peer group average return for the year ended June 30, 2008 is presented on the next page:

WILMINGTON FUNDS -- MONEY MARKET FUNDS
--------------------------------------
   PRESIDENT'S MESSAGE -- CONTINUED
================================================================================


                                                                 FOR THE FISCAL
                                                                   YEAR ENDED
                                                                  JUNE 30, 2008
                                                                ----------------
      WILMINGTON PRIME MONEY MARKET FUND
      -- INSTITUTIONAL SHARES..............................           4.08%
      WILMINGTON PRIME MONEY MARKET FUND
      -- SERVICE SHARES....................................           3.82%
      WILMINGTON PRIME MONEY MARKET FUND
      -- W SHARES..........................................           3.92%

      Lipper Money Market Funds............................           3.48%

      WILMINGTON U.S. GOVERNMENT MONEY MARKET FUND
      -- INSTITUTIONAL SHARES..............................           3.61%
      WILMINGTON U.S. GOVERNMENT MONEY MARKET FUND
      -- SERVICE SHARES....................................           3.36%
      WILMINGTON U.S. GOVERNMENT MONEY MARKET FUND
      -- W SHARES..........................................           3.46%

      Lipper U.S. Government Money Market Funds............           3.24%

      WILMINGTON TAX-EXEMPT MONEY MARKET FUND
      -- INSTITUTIONAL SHARES..............................           2.36%
      WILMINGTON TAX-EXEMPT MONEY MARKET FUND
      -- W SHARES..........................................           2.21%

      Lipper Tax-Exempt Money Market Funds.................           2.38%


Source: Lipper

---------------
PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN WILL FLUCTUATE. SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR
HIGHER THAN THAT SHOWN HERE. PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END IS AVAILABLE BY CALLING 800-336-9970.

INVESTMENTS IN THE FUNDS ARE NOT INSURED BY THE FDIC OR ANY OTHER GOVERNMENTAL AGENCY, ARE NOT DEPOSITS OF OR OTHER OBLIGATIONS OF OR GUARANTEED BY WILMINGTON TRUST OR ANY OTHER BANK OR ENTITY, AND ARE SUBJECT TO RISKS. ALTHOUGH THE FUNDS SEEK TO PRESERVE THE VALUE OF THEIR SHAREHOLDERS' INVESTMENTS AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THESE FUNDS.

THE PERFORMANCE SHOWN IN THE TABLE DOES NOT REFLECT THE DEDUCTION OF TAXES THE SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR REDEMPTION OF FUND SHARES.

WILMINGTON FUNDS -- MONEY MARKET FUNDS
--------------------------------------
   PRESIDENT'S MESSAGE -- CONTINUED
================================================================================


We invite your comments and questions and thank you for your investment in the Wilmington Money Market Funds. We look forward to reviewing our investment results with you in our next report to shareholders.


                                               Sincerely,

                                               /s/ Neil Wolfson

                                               Neil Wolfson
                                               President

July 23, 2008


YOU SHOULD CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES OF THE FUNDS CAREFULLY BEFORE INVESTING. A PROSPECTUS WITH THIS AND OTHER INFORMATION MAY BE OBTAINED BY CALLING 800-336-9970 OR VISITING THE FUNDS' WEB SITE AT WWW.WILMINGTONFUNDS.COM. THE PROSPECTUS SHOULD BE READ BEFORE INVESTING.

MR. WOLFSON'S COMMENTS REFLECT THE INVESTMENT ADVISER'S VIEWS GENERALLY REGARDING THE MARKET AND THE ECONOMY AND ARE COMPILED FROM THE INVESTMENT ADVISER'S RESEARCH. THESE COMMENTS REFLECT OPINIONS AS OF THE DATE WRITTEN AND ARE SUBJECT TO CHANGE AT ANY TIME.

DISTRIBUTED BY PROFESSIONAL FUNDS DISTRIBUTOR, LLC.

SEE FINANCIAL HIGHLIGHTS.

1 LEHMAN U.S. CORPORATE INDEX IS AN UNMANAGED INDEX OF USD-DENOMINATED, INVESTMENT-GRADE, FIXED-RATE, TAXABLE SECURITIES SOLD BY INDUSTRIAL,
   UTILITIES AND FINANCIAL ISSUERS. THE INDEX INCLUDES PUBLICLY ISSUED U.S. CORPORATE AND FOREIGN DEBENTURES AND SECURED NOTES THAT MEET SPECIFIED MATURITY, LIQUIDITY, AND QUALITY REQUIREMENTS.

2 LEHMAN U.S. INTERMEDIATE CORPORATE INDEX IS AN UNMANAGED INDEX OF USD-DENOMINATED, INVESTMENT-GRADE, FIXED-RATE, TAXABLE SECURITIES SOLD BY INDUSTRIAL, UTILITIES AND FINANCIAL ISSUERS. THE INDEX INCLUDES PUBLICLY ISSUED U.S. CORPORATE AND FOREIGN DEBENTURES AND SECURED NOTES THAT MEET SPECIFIED LIQUIDITY, AND QUALITY REQUIREMENTS WITH A MATURITY RANGE FROM 1 YEAR AND UP TO 10 YEARS.

LEHMAN U.S. CORPORATE INDEX AND LEHMAN U.S. INTERMEDIATE CORPORATE INDEX (C) LEHMAN BROTHERS.

WILMINGTON FUNDS -- MONEY MARKET FUNDS
--------------------------------------
   EXPENSE DISCLOSURE
================================================================================


DISCLOSURE OF FUND EXPENSES

The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of a Fund, you incur ongoing costs, including management fees and other Fund expenses. A Fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Tables below illustrate your Fund's costs in two ways.

      o ACTUAL FUND RETURN AND EXPENSES. The first line of each table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during the period.

      o HYPOTHETICAL 5% RETURN AND EXPENSES. The second line of each table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees, if any. Therefore, the second line of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The "Annualized Expense Ratio" reflects the actual expenses for the period indicated.

WILMINGTON FUNDS -- MONEY MARKET FUNDS
--------------------------------------
   EXPENSE DISCLOSURE -- CONTINUED
================================================================================


FOR THE PERIOD JANUARY 1, 2008 TO JUNE 30, 2008

EXPENSE TABLES
                                   BEGINNING    ENDING                  EXPENSES
                                    ACCOUNT     ACCOUNT    ANNUALIZED     PAID
                                     VALUE       VALUE       EXPENSE     DURING
                                    1/01/08     6/30/08       RATIO      PERIOD*
                                   ---------   ---------   ----------   --------
PRIME MONEY MARKET FUND
-- INSTITUTIONAL SHARES
Actual Fund Return...............  $1,000.00   $1,015.40      0.40%      $2.00
Hypothetical 5% Return Before
   Expenses .....................   1,000.00    1,022.85      0.40%       2.01

PRIME MONEY MARKET FUND
-- SERVICE SHARES
Actual Fund Return...............  $1,000.00   $1,014.20      0.65%      $3.26
Hypothetical 5% Return Before
   Expenses .....................   1,000.00    1,021.59      0.65%       3.27

PRIME MONEY MARKET FUND
-- W SHARES
Actual Fund Return ..............  $1,000.00   $1,014.70      0.55%      $2.76
Hypothetical 5% Return Before
   Expenses .....................   1,000.00    1,022.09      0.55%       2.77

U.S. GOVERNMENT MONEY MARKET FUND
-- INSTITUTIONAL SHARES
Actual Fund Return ..............  $1,000.00   $1,012.90      0.47%      $2.35
Hypothetical 5% Return Before
   Expenses .....................   1,000.00    1,022.50      0.47%       2.37

U.S. GOVERNMENT MONEY MARKET FUND
-- SERVICE SHARES
Actual Fund Return ..............  $1,000.00   $1,011.60      0.72%      $3.60
Hypothetical 5% Return Before
   Expenses .....................   1,000.00    1,021.24      0.72%       3.62

U.S. GOVERNMENT MONEY MARKET FUND
-- W SHARES
Actual Fund Return ..............  $1,000.00   $1,012.20      0.62%      $3.10
Hypothetical 5% Return Before
   Expenses .....................   1,000.00    1,021.74      0.62%       3.12

TAX-EXEMPT MONEY MARKET FUND
-- INSTITUTIONAL SHARES
Actual Fund Return ..............  $1,000.00   $1,007.90      0.51%      $2.55
Hypothetical 5% Return Before
   Expenses .....................   1,000.00    1,022.30      0.51%       2.57

TAX-EXEMPT MONEY MARKET FUND
 -- W SHARES
Actual Fund Return ..............  $1,000.00   $1,007.20      0.66%      $3.29
Hypothetical 5% Return Before
   Expenses .....................   1,000.00    1,021.54      0.66%       3.32


---------------
* Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 366.

WILMINGTON FUNDS -- MONEY MARKET FUNDS
--------------------------------------
   DISCLOSURE OF PORTFOLIO HOLDINGS
================================================================================


PORTFOLIO HOLDINGS

JUNE 30, 2008

The following tables present a summary of the portfolio holdings of each of the Wilmington Money Market Funds as a percent of its total investments.


            PRIME MONEY MARKET FUND
            Certificates of Deposit.................     46.2%
            Commercial Paper........................     28.6%
            Repurchase Agreements...................      9.1%
            U.S. Agency Obligations.................      8.8%
            Bank Notes..............................      5.0%
            Corporate Notes.........................      2.3%
                                                        -----
                                                        100.0%
                                                        =====


            U.S. GOVERNMENT MONEY MARKET FUND
            U.S. Agency Obligations.................     60.1%
            Repurchase Agreements...................     39.9%
                                                        -----
                                                        100.0%
                                                        =====


            TAX-EXEMPT MONEY MARKET FUND
            Municipal Bonds
                 Texas..............................     21.1%
                 Georgia............................      8.0%
                 Maryland...........................      7.7%
                 Illinois ..........................      7.4%
                 Florida............................      6.5%
                 Tennessee..........................      6.2%
                 New York...........................      5.0%
                 Missouri...........................      3.8%
                 Michigan...........................      3.2%
                 Nevada.............................      3.1%
                 All Other..........................     28.0%
                                                        -----
                                                        100.0%
                                                        =====



DISCLOSURE OF PORTFOLIO HOLDINGS

The Trust files a complete schedule of investments with the SEC for its first and third fiscal quarters on Form N-Q. Form N-Q is available without charge by visiting the SEC's website at http://www.sec.gov, or it may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

WILMINGTON FUNDS -- MONEY MARKET FUNDS
--------------------------------------
PRIME MONEY MARKET FUND
-----------------------
   INVESTMENTS / JUNE 30, 2008

   (Showing Percentage of Net Assets)
================================================================================
                                                   MOODY'S/S&P    PRINCIPAL       VALUE
                                                    RATINGS1        AMOUNT       (NOTE 2)
                                                   -----------  ------------   --------------
BANK NOTES -- 5.0%
  BANKS -- 5.0%
    Bank of America Corp., 2.70%, 09/10/08 .......  P-1, A-1+   $100,000,000   $  100,000,000
    Wells Fargo Bank, 2.36%, 07/07/08 ............  P-1, A-1+    100,000,000      100,000,000
                                                                               --------------
                                                                                  200,000,000
                                                                               --------------
    TOTAL BANK NOTES (COST $200,000,000) ...................................      200,000,000
                                                                               --------------
CERTIFICATES OF DEPOSIT -- 46.1%
  FOREIGN BANKS, U.S. BRANCHES -- 36.8%
    Bank of America Securities, NY,
      4.25%, 07/09/08 ............................  P-1, A-1+     61,100,000       61,116,577
    Bank of Nova Scotia, TX,
      2.65%, 08/05/08 ............................  P-1, A-1+    100,000,000      100,000,000
    Barclays Bank, PLC, NY,
      2.70%, 08/18/08 ............................  P-1, A-1+    100,000,000      100,000,000
    Calyon, NY, 2.80%, 09/22/08 ..................  P-1, A-1+    100,000,000      100,000,000
    Canadian Imperial Bank, NY,
      3.70%, 07/18/08 ............................  P-1, A-1     100,000,000      100,000,000
    Dexia Credit, NY, 2.63%, 08/28/08 ............  P-1, A-1+    100,000,000      100,000,000
    Fortis Bank, NY, 2.68%, 08/29/08 .............  P-1, A-1+    100,000,000      100,000,000
    Lloyds TSB Bank, PLC, NY,
      2.39%, 07/07/08 ............................  P-1, A-1+    100,000,000       99,999,834
    Natixis Banques Populaires, NY,
      2.60%, 08/01/08 ............................  P-1, A-1+    100,000,000      100,000,000
    Rabobank Nederland, NY,
      2.74%, 07/21/08 ............................  P-1, A-1+    100,000,000      100,000,551
    Royal Bank of Canada, NY,
      2.71%, 09/16/08 ............................  P-1, A-1     100,000,000      100,002,124
    Royal Bank of Scotland, PLC, NY,
      3.75%, 07/22/08 ............................  P-1, A-1+    100,000,000      100,000,000
    Svenska Handelsbanken, NY,
      2.58%, 08/28/08 ............................  P-1, A-1+    100,000,000      100,000,800
    Toronto Dominion, NY, 2.72%, 09/17/08 ........  P-1, A-1+    100,000,000      100,000,000
    UBS AG Stamford, CT, 2.90%, 09/05/08 .........  P-1, A-1+    100,000,000      100,000,000
                                                                               --------------
                                                                                1,461,119,886
                                                                               --------------
  U.S. BANKS, U.S. BRANCHES -- 9.3%
    American Express, 2.89%, 08/04/08 ............  P-1, A-1     100,000,000      100,000,000
    Citibank NA Group, Inc., 2.60%, 08/27/08 .....  P-1, A-1+     70,000,000       70,000,000
    Comerica, Inc., 2.53%, 07/21/08 ..............  P-1, A-1     100,000,000      100,000,000
    Regions Bank, 4.13%, 08/11/08. ...............  P-1, A-1     100,000,000      100,000,000
                                                                               --------------
                                                                                  370,000,000
                                                                               --------------
    TOTAL CERTIFICATES OF DEPOSIT (COST $1,831,119,886) ....................    1,831,119,886
                                                                               --------------




    The accompanying notes are an integral part of the financial statements.

                                       8


WILMINGTON FUNDS -- MONEY MARKET FUNDS
--------------------------------------
PRIME MONEY MARKET FUND
-----------------------
   INVESTMENTS / JUNE 30, 2008 -- CONTINUED

================================================================================
                                                   MOODY'S/S&P    PRINCIPAL       VALUE
                                                    RATINGS1        AMOUNT       (NOTE 2)
                                                   -----------  ------------   --------------
COMMERCIAL PAPER -- 28.6%
  AGRICULTURE -- 4.1%
    Cargill, Inc., 2.56%, 08/15/08* ..............  P-1, A-1    $100,000,000   $   99,681,250
    Syngenta Wilmington, Inc.,
      2.75%, 07/16/08* ...........................  P-1, A-1      65,000,000       64,925,521
                                                                               --------------
                                                                                  164,606,771
                                                                               --------------
  BANKS -- 5.7%
    Depfa Bank PLC, 2.71%, 07/01/08* .............  P-1, A-1     100,000,000      100,000,000
    Natexis Banque US Finance Co.,
      3.00%, 07/07/08* ...........................  P-1, A-1+     25,000,000       24,987,625
    Societe Generale, 2.88%, 09/18/08* ...........  P-1, A-1+    100,000,000       99,372,389
                                                                               --------------
                                                                                  224,360,014
                                                                               --------------
  FINANCE & INSURANCE -- 13.8%
    American Honda Finance Corp.,
      2.11%, 07/09/08* ...........................  P-1, A-1     102,360,000      102,312,232
    Dresdner US Finance, 2.65%, 07/14/08 .........  P-1, A-1     100,000,000      100,000,000
    General Electric Capital Corp.,
      2.63%, 07/10/08* ...........................  P-1, A-1+    125,000,000      124,918,438
    International Lease Finance Corp.,
      2.93%, 07/10/08* ...........................  P-1, A-1     100,000,000       99,926,750
    National Rural Utilities Cooperative
      Finance Corp., 2.29%, 07/08/08* ............  P-1, A-1      20,190,000       20,181,049
    National Rural Utilities Cooperative
      Finance Corp., 2.30%, 07/23/08* ............  P-1, A-1      50,000,000       49,929,722
    Novartis Finance Corp.,
      2.36%, 08/07/08* ...........................  P-1, A-1+     50,000,000       49,879,236
                                                                               --------------
                                                                                  547,147,427
                                                                               --------------
  FOOD & BEVERAGE -- 2.5%
    Nestle Capital Corp., 2.13%, 07/14/08* .......  P-1, A-1+    100,000,000       99,923,083
                                                                               --------------
  SERVICES -- 2.5%
    AT&T, Inc., 2.22%, 07/14/08*.. ...............  P-1, A-1     100,000,000       99,919,833
                                                                               --------------
    TOTAL COMMERCIAL PAPER (COST $1,135,957,128) ...........................    1,135,957,128
                                                                               --------------

CORPORATE NOTES -- 2.3%
    International Business Machines Corp.,
      144A, 2.48%, 09/08/08**@
      (Cost $90,013,104) .........................   A+, A1       90,000,000       90,013,104
                                                                               --------------




    The accompanying notes are an integral part of the financial statements.

                                       9


WILMINGTON FUNDS -- MONEY MARKET FUNDS
--------------------------------------
PRIME MONEY MARKET FUND
-----------------------
   INVESTMENTS / JUNE 30, 2008 -- CONTINUED

================================================================================
                                                                  PRINCIPAL       VALUE
                                                                    AMOUNT       (NOTE 2)
                                                                ------------   --------------
U.S. AGENCY OBLIGATIONS -- 8.8%
  FEDERAL HOME LOAN BANKS DISCOUNT NOTES -- 2.5%
    Federal Home Loan Banks Discount Notes,
      2.16%, 07/07/08*** ....................................   $100,000,000   $   99,965,000
                                                                               --------------
  FEDERAL HOME LOAN BANKS NOTES -- 5.0%
    Federal Home Loan Banks Notes,
      2.25%, 03/27/09** .....................................     50,000,000       50,000,000
    Federal Home Loan Banks Notes,
      2.27%, 04/03/09** .....................................     50,000,000       50,000,000
    Federal Home Loan Banks Notes,
      2.36%, 06/10/09** .....................................     50,000,000       50,000,000
    Federal Home Loan Banks Notes,
      2.36%, 06/11/09** .....................................     50,000,000       50,000,000
                                                                               --------------
                                                                                  200,000,000
                                                                               --------------
  FEDERAL HOME LOAN MORTGAGE CORPORATION DISCOUNT NOTE -- 1.3%
    Federal Home Loan Mortgage
      Corporation Discount Notes,
      2.15%, 07/21/08*** ....................................     50,000,000       49,940,278
                                                                               --------------
    TOTAL U.S. AGENCY OBLIGATIONS (COST $349,905,278) ......................      349,905,278
                                                                               --------------











    The accompanying notes are an integral part of the financial statements.

                                       10


WILMINGTON FUNDS -- MONEY MARKET FUNDS
--------------------------------------
PRIME MONEY MARKET FUND
-----------------------
   INVESTMENTS / JUNE 30, 2008 -- CONTINUED

================================================================================
                                                                  PRINCIPAL       VALUE
                                                                    AMOUNT       (NOTE 2)
                                                                ------------   --------------
REPURCHASE AGREEMENTS -- 9.1%
    With Bank of America Corp.: at 2.50%, dated
      06/30/08, to be repurchased on 07/01/08,
      repurchase price $35,232,847
      (collateralized by Federal National
      Mortgage Association Notes, par value
      $37,564,981, 5.00%, 03/01/34; with a total
      market value $36,287,312) .............................   $ 35,230,400   $   35,230,400
    With Paine Webber: at 2.60%, dated
      06/30/08, to be repurchased on 07/01/08,
      repurchase price $324,023,400
      (collateralized by various Federal National
      Mortgage Association Notes, ranging in
      par value $22,091-$100,617,096,
      adjustable coupon rates, 02/01/18-10/01/47;
      with a total market value $333,720,601) ...............    324,000,000      324,000,000
                                                                               --------------
    TOTAL REPURCHASE AGREEMENTS (COST $359,230,400) ........................      359,230,400
                                                                               --------------
  TOTAL INVESTMENTS -- 99.9% (COST $3,966,225,796)+ ........................    3,966,225,796
  OTHER ASSETS IN EXCESS OF LIABILITIES, NET -- 0.1% .......................        3,682,157
                                                                               --------------
  NET ASSETS -- 100.0% .....................................................   $3,969,907,953
                                                                               ==============


-----------------
(1) The ratings shown are unaudited.
@   Security sold within the terms of a private placement memorandum, restricted and/or exempt from registration under Rule 144A of the Securities Act of
    1933, as amended, and may be sold only to dealers in the program or other
    "accredited investors." Unless otherwise indicated, security is considered liquid.
*   Discounted commercial paper. The interest rate shown is the yield as of the time of purchase.
**  Denotes a Variable or Floating Rate Note. Variable or Floating Rate Notes
    are instruments whose rates change periodically. The rates shown are the interest rates as of June 30, 2008. The dates shown are the next dates the interest rates on the instruments are scheduled to be reset.
*** The interest rate shown is the effective yield.
+   Cost for Federal income tax purposes.
PLC -- Public Limited Company




    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MONEY MARKET FUNDS
--------------------------------------
U.S. GOVERNMENT MONEY MARKET FUND
---------------------------------
   INVESTMENTS / JUNE 30, 2008

   (Showing Percentage of Net Assets)
================================================================================
                                                                        PRINCIPAL         VALUE
                                                                          AMOUNT         (NOTE 2)
                                                                      ------------   --------------
U.S. AGENCY OBLIGATIONS -- 60.1%
  FEDERAL HOME LOAN BANKS DISCOUNT NOTES(1) -- 6.9%
    Federal Home Loan Banks Discount Notes, 2.12%, 07/02/08 ........  $ 25,000,000   $   24,998,535
    Federal Home Loan Banks Discount Notes, 2.12%, 07/11/08 ........    25,000,000       24,985,312
    Federal Home Loan Banks Discount Notes, 2.31%, 08/06/08 ........    20,095,000       20,048,781
    Federal Home Loan Banks Discount Notes, 2.21%, 08/15/08 ........    20,500,000       20,443,625
    Federal Home Loan Banks Discount Notes, 2.24%, 08/29/08 ........    25,000,000       24,908,837
                                                                                     --------------
                                                                                        115,385,090
                                                                                     --------------
  FEDERAL HOME LOAN BANKS NOTES -- 19.3%
    Federal Home Loan Banks Notes, 2.20%, 10/15/08 .................    25,000,000       24,994,311
    Federal Home Loan Banks Notes, 3.00%, 02/04/09 .................    25,000,000       25,000,000
    Federal Home Loan Banks Notes, 2.90%, 03/05/09 .................    65,000,000       64,999,729
    Federal Home Loan Banks Notes, 2.25%, 03/27/09* ................    85,000,000       85,000,000
    Federal Home Loan Banks Notes, 2.27%, 04/03/09* ................    50,000,000       50,000,000
    Federal Home Loan Banks Notes, 2.52%, 04/21/09 .................    25,000,000       25,000,000
    Federal Home Loan Banks Notes, 2.36%, 06/10/09* ................    25,000,000       25,000,000
    Federal Home Loan Banks Notes, 2.36%, 06/11/09* ................    25,000,000       25,000,000
                                                                                     --------------
                                                                                        324,994,040
                                                                                     --------------
  FEDERAL HOME LOAN MORTGAGE CORPORATION DISCOUNT NOTES(1) -- 20.7%
    Federal Home Loan Mortgage Corporation Discount Notes,
      2.15%, 07/21/08 ..............................................    25,000,000       24,970,139
    Federal Home Loan Mortgage Corporation Discount Notes,
      2.24%, 07/23/08 ..............................................    25,000,000       24,965,778
    Federal Home Loan Mortgage Corporation Discount Notes,
      2.25%, 07/23/08 ..............................................    25,000,000       24,965,625
    Federal Home Loan Mortgage Corporation Discount Notes,
      2.07%, 08/11/08 ..............................................    25,000,000       24,941,347
    Federal Home Loan Mortgage Corporation Discount Notes,
      2.14%, 08/11/08 ..............................................    25,000,000       24,939,354
    Federal Home Loan Mortgage Corporation Discount Notes,
      2.14%, 08/18/08 ..............................................    50,000,000       49,858,333
    Federal Home Loan Mortgage Corporation Discount Notes,
      2.45%, 09/22/08 ..............................................    25,000,000       24,859,361
    Federal Home Loan Mortgage Corporation Discount Notes,
      2.19%, 09/26/08 ..............................................    25,000,000       24,868,896
    Federal Home Loan Mortgage Corporation Discount Notes,
      2.28%, 09/30/08 ..............................................    75,000,000       74,570,973
    Federal Home Loan Mortgage Corporation Discount Notes,
      2.41%, 09/30/08 ..............................................    50,000,000       49,697,931
                                                                                     --------------
                                                                                        348,637,737
                                                                                     --------------
  FEDERAL HOME LOAN MORTGAGE CORPORATION NOTES -- 2.8%
    Federal Home Loan Mortgage Corporation Notes, 3.63%, 09/15/08 ..    21,977,000       22,035,411
    Federal Home Loan Mortgage Corporation Notes, 2.45%, 04/09/09 ..    25,000,000       25,000,000
                                                                                     --------------
                                                                                         47,035,411
                                                                                     --------------




    The accompanying notes are an integral part of the financial statements.

                                       12


WILMINGTON FUNDS -- MONEY MARKET FUNDS
--------------------------------------
U.S. GOVERNMENT MONEY MARKET FUND
---------------------------------
   INVESTMENTS / JUNE 30, 2008 -- CONTINUED

================================================================================
                                                                        PRINCIPAL         VALUE
                                                                          AMOUNT         (NOTE 2)
                                                                      ------------   --------------
U.S. AGENCY OBLIGATIONS -- (CONTINUED)
  FEDERAL NATIONAL MORTGAGE ASSOCIATION DISCOUNT NOTES(1) -- 8.9%
    Federal National Mortgage Association Discount Notes,
      2.08%, 08/06/08 ..............................................  $ 25,000,000   $   24,948,250
    Federal National Mortgage Association Discount Notes,
      2.09%, 08/13/08 ..............................................    25,000,000       24,938,038
    Federal National Mortgage Association Discount Notes,
      2.21%, 08/18/08 ..............................................    25,000,000       24,926,666
    Federal National Mortgage Association Discount Notes,
      2.29%, 08/18/08 ..............................................    25,000,000       24,923,667
    Federal National Mortgage Association Discount Notes,
      2.37%, 09/08/08 ..............................................    25,000,000       24,886,917
    Federal National Mortgage Association Discount Notes,
      2.41%, 09/17/08 ..............................................    25,000,000       24,870,000
                                                                                     --------------
                                                                                        149,493,538
                                                                                     --------------
  FEDERAL NATIONAL MORTGAGE ASSOCIATION NOTES -- 1.5%
    Federal National Mortgage Association Notes, 3.25%, 08/15/08 ...    10,558,000       10,540,526
    Federal National Mortgage Association Notes, 5.13%, 09/02/08 ...    14,990,000       15,060,755
                                                                                     --------------
                                                                                         25,601,281
                                                                                     --------------
    TOTAL U.S. AGENCY OBLIGATIONS (COST $1,011,147,097) ..........................    1,011,147,097
                                                                                     --------------
REPURCHASE AGREEMENTS -- 39.9%
    With Bank of America Corp.: at 2.50%, dated
      06/30/08, to be repurchased on 07/01/08,
      repurchase price $336,201,446
      (collateralized by Federal National Mortgage
      Association Notes, par value $158,369,647,
      5.50%, 06/01/33 and Federal Home Loan
      Mortgage Corporation Notes, par value
      $296,995,090, 5.50%, 01/01/38; with a total
      market value $346,263,443) ...................................   336,178,100      336,178,100
    With Paine Webber: at 2.60%, dated
      06/30/08, to be repurchased on 07/01/08,
      repurchase price $336,024,267
      (collateralized by various Federal Home
      Loan Mortgage Corporation Notes, ranging in
      par value $36,665,000-$60,700,000, adjustable
      coupon rates, 04/01/32-09/01/37; with a total
      market value $346,080,483) ...................................   336,000,000      336,000,000
                                                                                     --------------
    TOTAL REPURCHASE AGREEMENTS (COST $672,178,100) ..............................      672,178,100
                                                                                     --------------
  TOTAL INVESTMENTS -- 100.0% (COST $1,683,325,197)+ .............................    1,683,325,197
  LIABILITIES IN EXCESS OF OTHER ASSETS, NET -- (-)% .............................         (587,316)
                                                                                     --------------
  NET ASSETS -- 100.0% ...........................................................   $1,682,737,881
                                                                                     ==============

---------------------
(1) The interest rate shown is the effective yield.
*   Denotes a Variable or Floating Rate Note. Variable or Floating Rate Notes
    are instruments whose rates change periodically. The rates shown are the interest rates as of June 30, 2008. The dates shown are the next dates the interest rates on the instruments are scheduled to be reset.
+   Cost for Federal income tax purposes.

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MONEY MARKET FUNDS
--------------------------------------
TAX-EXEMPT MONEY MARKET FUND
----------------------------
   INVESTMENTS / JUNE 30, 2008

   (Showing Percentage of Net Assets)
================================================================================
                                                     MOODY'S/S&P     PRINCIPAL         VALUE
                                                     RATINGS1         AMOUNT          (NOTE 2)
                                                    ------------   ------------     ------------
MUNICIPAL BONDS -- 100.0%
  ALABAMA -- 2.3%
    Mobile, AL Ind. Dev. Board PCRB VRDB
      Ref. Bonds (Alabama Power Co. Proj.),
      Ser. 1994, 1.70%, 07/01/08* ................  VMIG-1, A-1    $  7,000,000     $  7,000,000
    Montgomery City, AL  Ind. Dev. Board
      PCRB VRDB & Solid Waste Disposal
      Rev. Ref. Bonds (General Electric Co.
      Proj.) Ser. 2005, 2.30%, 07/01/08* .........  VMIG-1, A-1+      4,200,000        4,200,000
                                                                                    ------------
                                                                                      11,200,000
                                                                                    ------------
  ALASKA -- 2.8%
    Valdez, AK Marine Terminal VRDB Rev.
      Ref. Bonds (BP Pipelines, Inc. Project)
      Ser. 2003A, 2.05%, 07/01/08* ...............  VMIG-1, A-1+     13,900,000       13,900,000
                                                                                    ------------
  COLORADO -- 0.3%
    County of Pitkin, CO Ind. Dev. VRDB Rev.
      Ref. Bonds (Aspen Skiing Co. Proj.)
      LOC JPMorgan Chase,
      Ser. A, 1.70%, 07/01/08* ...................    NR, A-1+        1,300,000        1,300,000
                                                                                    ------------
  DELAWARE -- 2.1%
    Delaware Economic Dev. Auth. VRDB
      (St. Andrews School Proj.),
      Ser. 2003, 1.55%, 07/03/08*. ...............  VMIG-1, A-1+     10,100,000       10,100,000
                                                                                    ------------
  FLORIDA -- 6.5%
    City of Jacksonville, FL (Florida Power &
      Light Co. Proj.) TECP,
      1.61%, 07/11/08 ............................    P-1, A-1        5,600,000        5,600,000
    City of Jacksonville, FL (Florida Power &
      Light Co. Proj.) TECP,
      1.68%, 09/12/08 ............................    P-1, A-1        2,100,000        2,100,000
    Manatee County, FL PCRB VRDB
      (Florida Power & Light Company Proj.),
      Ser. 1994, 1.75%, 07/01/08*. ...............  VMIG-1, A-1       2,000,000        2,000,000
    Orange County, FL Ind. Dev. Auth. VRDB,
      LOC Bank of America,
      1.55%, 07/03/08* ...........................     NR, NR         3,405,000        3,405,000
    Orange County, FL Housing Fin. Auth.
      Multi-Family Housing VDRB Ref.
      Rev. Bonds (Post Fountains at Lee
      Vista Project), FNMA Gtd.,
      Ser. 1997E, 1.55%, 07/07/08* ...............    NR, A-1+        4,235,000        4,235,000



    The accompanying notes are an integral part of the financial statements.

                                       14


WILMINGTON FUNDS -- MONEY MARKET FUNDS
--------------------------------------
TAX-EXEMPT MONEY MARKET FUND
----------------------------
   INVESTMENTS / JUNE 30, 2008 -- CONTINUED

================================================================================
                                                     MOODY'S/S&P     PRINCIPAL         VALUE
                                                     RATINGS1         AMOUNT          (NOTE 2)
                                                    ------------   ------------     ------------
  FLORIDA -- (CONTINUED)
    Palm Beach County, FL School Dist. Auth.
      LOC Bank of America TECP,
      1.58%, 10/03/08 ............................   P-1, A-1+     $ 12,200,000     $ 12,200,000
    St. Lucie County, FL PCRB VRDB
      (Florida Power & Light Co. Project),
      Ser. 2000, 2.52%, 07/01/08*. ...............  VMIG-1, A-1       2,500,000        2,500,000
                                                                                    ------------
                                                                                      32,040,000
                                                                                    ------------
  GEORGIA -- 8.0%
    Appling County, GA Dev. Auth. Reb. VRDB
      Ref. Bonds (Georgia Power Co.),
      1.50%, 07/01/08* ...........................  VMIG-1, A-1       1,900,000        1,900,000
    Burke County, GA Dev. Auth. PCRB
      VRDB (Georgia Power Co.), Ser. 1992,
      2.50%, 07/01/08* ...........................  VMIG-1, A-1       1,000,000        1,000,000
    City of Atlanta, GA TECP,
      2.95%, 09/15/08 ............................   P-1, A-1+        6,195,000        6,195,000
    Clayton County, GA Hosp. Auth. Rev.
      Ant. Cert. VRDB (Southern Regional
      Medical Center Proj.), LOC
      SunTrust Bank, Ser. 1998B,
      1.53%, 07/07/08* ...........................    Aa1, NR         3,570,000        3,570,000
    Cobb County, GA Dev. Auth. PCRB
      VRDB Rev. Bonds (Georgia Power Co.
      Proj.), 2.55%, 07/01/08* ...................   VMIG-1, NR       1,730,000        1,730,000
    Cobb County, GA Dev. Auth. VRDB Ref.
      Bonds (Institute of Nuclear Power
      Operations Project), LOC SunTrust
      Bank, 1.53%, 07/02/08* .....................    Aa2, NR           900,000          900,000
    Columbus, GA Hosp. Auth. Rev. VRDB
      (St. Francis Hospital, Inc. Proj.), LOC
      SunTrust Bank, Ser. 1997,
      1.53%, 07/07/08* ...........................   VMIG-1, NR       1,200,000        1,200,000
    Columbus, GA Hosp. Auth. Rev. VRDB
      (St. Francis Hospital, Inc. Proj.), LOC
      SunTrust Bank, Ser. 2000,
      1.53%, 07/07/08* ...........................   VMIG-1, NR       3,500,000        3,500,000
    Floyd County, GA Dev. Auth. Rev.
      VRDB (Berry College, Inc. Proj.),
      LOC Sun Trust Bank, Ser. 1999,
      1.53%, 07/07/08* ...........................    Aa2, NR         3,000,000        3,000,000
    Fulton County, GA Dev. Auth. Rev.
      VRDB (Arthritis Foundation, Inc. Proj.),
      LOC SunTrust Bank, Ser. 1996,
      1.53%, 07/07/08* ...........................   VMIG-1, NR         700,000          700,000



    The accompanying notes are an integral part of the financial statements.

                                       15


WILMINGTON FUNDS -- MONEY MARKET FUNDS
--------------------------------------
TAX-EXEMPT MONEY MARKET FUND
----------------------------
   INVESTMENTS / JUNE 30, 2008 -- CONTINUED

================================================================================
                                                     MOODY'S/S&P     PRINCIPAL         VALUE
                                                     RATINGS1         AMOUNT          (NOTE 2)
                                                    ------------   ------------     ------------
  GEORGIA -- (CONTINUED)
    Fulton County, GA Dev. Auth. Rev.
      VRDB (Trinity School, Inc. Proj.),
      LOC SunTrust Bank, Ser. 2000,
      1.53%, 07/07/08* ...........................   VMIG-1, NR    $  5,600,000     $  5,600,000
    Gwinnett County, GA Dev. Auth. Rev.
      VRDB, (Wesleyan School, Inc. Proj.),
      LOC SunTrust Bank, Ser. 1999,
      1.53%, 07/07/08* ...........................    Aa2, NR         4,500,000        4,500,000
    Heard County, GA PCRB VRDB
      (Georgia Power Co. Plant Wansley
      Proj.), Ser. 1996, 2.55%, 07/01/08* ........  VMIG-1, A-1       2,000,000        2,000,000
    Putnam County Dev. Auth. GA PCRB
      VRDB (Georgia Power Co.),
      1.50%, 07/01/08* ...........................    NR, A-1         3,525,000        3,525,000
                                                                                    ------------
                                                                                      39,320,000
                                                                                    ------------
  ILLINOIS -- 7.4%
    Illinois Dev. Fin. Auth. Rev. VRDB
      (Goodman Theatre Proj.), LOC
      Banc One N.A./Northern Trust,
      Ser. 1999, 1.55%, 07/07/08*. ...............    NR, A-1+       13,400,000       13,400,000
    Illinois Dev. Fin. Auth. Rev. VRDB
      (Radiological Society Proj.),
      LOC JPMorgan Chase,
      Ser. 1997, 1.80%, 07/07/08*. ...............    NR, A-1+        1,470,000        1,470,000
    Illinois Educ. Fac. Auth. Rev. VRDB
      (ACI/Cultural Pooled Financing Proj.),
      LOC Bank of America Ser. 1998,
      1.55%, 07/07/08* ...........................    NR, A-1+        6,325,000        6,325,000
    Illinois Educ. Fac. Auth. TECP,
      1.60%, 09/05/08 ............................    NR, A-1+       10,000,000       10,000,000
    Illinois Health Fac. Auth. (Evanston
      Hospital Corp.) TECP Ser. 1998,
      1.60%, 08/15/08 ............................  VMIG-1, A-1+      5,200,000        5,200,000
                                                                                    ------------
                                                                                      36,395,000
                                                                                    ------------
  INDIANA -- 2.0%
    Marion, IN Economic VRDB
      (Wesleyan University), LOC
      Bank of America, 1.55%, 07/03/08* ..........   VMIG-1, NR       1,450,000        1,450,000
    Mt. Vernon, IN PCRB VRDB
      (General Electric Co. Proj.),
      Ser. 2004, 2.30%, 07/01/08*. ...............    P-1, AAA        8,600,000        8,600,000
                                                                                    ------------
                                                                                      10,050,000
                                                                                    ------------



    The accompanying notes are an integral part of the financial statements.

                                       16


WILMINGTON FUNDS -- MONEY MARKET FUNDS
--------------------------------------
TAX-EXEMPT MONEY MARKET FUND
----------------------------
   INVESTMENTS / JUNE 30, 2008 -- CONTINUED

================================================================================
                                                     MOODY'S/S&P     PRINCIPAL         VALUE
                                                     RATINGS1         AMOUNT          (NOTE 2)
                                                    ------------   ------------     ------------
  KANSAS -- 1.0%
    Wamego, KS PCRB VRDB
      (Utilicorp United, Inc. Proj.),
      LOC Citibank NA, Ser. 1996,
      1.80%, 07/07/08* ...........................   P-1, A-1+     $  5,000,000     $  5,000,000
                                                                                    ------------
  MARYLAND -- 7.7%
    Howard County, MD Pub. Improvements
      TECP, 1.50%, 08/08/08 ......................   P-1, A-1+        3,000,000        3,000,000
    Maryland Economic Dev. Corp.
      Multi-Modal Rev. Ref. Bonds
      (Howard Hughes Medical Institute Proj.)
      Ser. 2008B, 1.30%, 07/03/08* ...............   P-1, A-1+       13,000,000       13,000,000
    Maryland Health & Higher Educ. Auth.
      (Johns Hopkins University) TECP,
      2.05%, 07/15/08 ............................   P-1, A-1+        3,000,000        3,000,000
    Maryland Health & Higher Educ. Auth.
      (Johns Hopkins University) TECP,
      1.38%, 08/07/08 ............................   P-1, A-1+       10,000,000       10,000,000
    Montgomery County, MD Pub. Improvements
      TECP, 1.65%, 08/05/08 ......................   P-1, A-1+        9,000,000        9,000,000
                                                                                    ------------
                                                                                      38,000,000
                                                                                    ------------
  MICHIGAN -- 3.2%
    Detroit, MI VRDB (Sewer Disposal Rev.
      Bonds) FSA Insured SBPA Dexia Credit
      Local, 1.85%, 07/01/08* ....................  VMIG-1, A-1+      7,680,000        7,680,000
    Michigan Strategic Fund VRDB
      (Detroit Symphony Proj.) LOC
      LaSalle Bank, 1.70%, 07/01/08* .............    NR, A-1+        1,300,000        1,300,000
    Univ. of Michigan VRDB
      (Hospital Rev. Bonds), Ser. 2007A,
      3.00%, 07/01/08* ...........................  VMIG-1, A-1+      6,700,000        6,700,000
                                                                                    ------------
                                                                                      15,680,000
                                                                                    ------------
  MINNESOTA -- 2.5%
    Regents of the Univ. of MN Gen. Oblig.
      TECP, 1.65%, 07/15/08 ......................   P-1, A-1+       12,400,000       12,400,000
                                                                                    ------------
  MISSOURI -- 3.8%
    Missouri Health & Educ. Fac. Auth.
      VRDB (Washington Univ. Proj.)
      Ser. 2004B, 2.05%, 07/01/08* ...............  VMIG1, A-1+      11,630,000       11,630,000
    Missouri Health & Educ. Fac. Auth.
      VRDB (Washington Univ. Proj.),
      Ser. 1996A, 2.10%, 07/01/08* ...............  VMIG 1, A-1+      4,200,000        4,200,000



    The accompanying notes are an integral part of the financial statements.

                                       17


WILMINGTON FUNDS -- MONEY MARKET FUNDS
--------------------------------------
TAX-EXEMPT MONEY MARKET FUND
----------------------------
   INVESTMENTS / JUNE 30, 2008 -- CONTINUED

================================================================================
                                                     MOODY'S/S&P     PRINCIPAL         VALUE
                                                     RATINGS1         AMOUNT          (NOTE 2)
                                                    ------------   ------------     ------------
  MISSOURI -- (CONTINUED)
    University of Missouri VRDB (Curators
      Univ. Syst. Fac. Rev. Bonds)
      Ser. 2006B, 2.05%, 07/01/08* ...............  VMIG-1, A-1+   $  3,000,000     $  3,000,000
                                                                                    ------------
                                                                                      18,830,000
                                                                                    ------------
  NEVADA -- 3.1%
    Clark County, NV Sales & Excise Tax
      TECP, 1.95%, 07/17/08 ......................   P-1, A-1+        2,500,000        2,500,000
    Las Vegas Valley Water Dist., NV Gen.
      Oblig. Water TECP, 1.65%, 09/04/08 .........   P-1, A-1+       13,000,000       13,000,000
                                                                                    ------------
                                                                                      15,500,000
                                                                                    ------------
  NEW HAMPSHIRE -- 2.0%
    New Hampshire Health & Educ. Fac.
      Auth. VRDB Rev. Bonds (Dartmouth College Issue) Ser. 2007 B,
      2.90%, 07/01/08* ...........................  VMIG-1, A-1+     10,000,000       10,000,000
                                                                                    ------------
  NEW YORK -- 5.0%
    City of New York, NY Gen. Oblig.
      Bonds Fiscal 2009 Sub-Ser. J-10,
      1.40%, 07/03/08* ...........................  VMIG-1, A-1+      7,000,000        7,000,000
    City of New York, NY VRDB, LOC
      Bank of New York, Sub-Ser. H-3,
      1.30%, 07/02/08* ...........................  VMIG-1, A-1+      7,700,000        7,700,000
    Long Island, NY Power Auth. FSA Insured
      SBPA Dexia Credit Local,
      1.35%, 07/07/08* ...........................   P-1, A-1+       10,000,000       10,000,000
                                                                                    ------------
                                                                                      24,700,000
                                                                                    ------------
  NORTH CAROLINA -- 1.6%
    Board of Governors of the Univ. of
      NC TECP, 1.65%, 10/09/08 ...................   P-1, A-1+        8,000,000        8,000,000
                                                                                    ------------
  PENNSYLVANIA -- 1.8%
    Beaver County, PA Ind. Dev. Auth.
      PCRB VRDB (Atlantic Richfield
      Co. Proj.), Ser. 1995,
      1.45%, 07/07/08* ...........................  VMIG-1, A-1+      4,200,000        4,200,000
    Philadelphia, PA Hosp. & Higher Facs.
      Auth. Hosp. Rev. Bond (Childrens
      Hosp. Proj.), Ser. 2003A,
      1.65%, 07/01/08* ...........................  VMIG-1, A-1       4,600,000        4,600,000
                                                                                    ------------
                                                                                       8,800,000
                                                                                    ------------



    The accompanying notes are an integral part of the financial statements.

                                       18


WILMINGTON FUNDS -- MONEY MARKET FUNDS
--------------------------------------
TAX-EXEMPT MONEY MARKET FUND
----------------------------
   INVESTMENTS / JUNE 30, 2008 -- CONTINUED

================================================================================
                                                     MOODY'S/S&P     PRINCIPAL         VALUE
                                                     RATINGS1         AMOUNT          (NOTE 2)
                                                    ------------   ------------     ------------
  SOUTH CAROLINA -- 1.6%
    South Carolina State Pub. Serv. Auth.
      TECP, 1.70%, 08/06/08 ......................   P-1, A-1+     $  8,045,000     $  8,045,000
                                                                                    ------------
  TENNESSEE -- 6.2%
    Clarksville, TN Pub. Bldg. Auth. Rev.
      VRDB (Tennessee Municipal Bond
      Fund Proj.), LOC Bank of America,
      Ser. 1984, 1.55%, 07/07/08*. ...............    NR, A-1+        1,545,000        1,545,000
    Clarksville, TN Pub. Bldg. Auth. Rev.
      VRDB (Tennessee Municipal Bond
      Fund Proj.), LOC Bank of America,
      Ser. 1995, 1.55%, 07/07/08*. ...............    NR, A-1+          700,000          700,000
    Metropolitan Govt. of Nashville &
      Davidson, TN Health & Educ.
      Fac. Board TECP (Vanderbilt
      University), 1.65%, 07/15/08 ...............   P-1, A-1+        5,000,000        5,000,000
    Metropolitan Govt. of Nashville &
      Davidson, TN Health & Educ.
      Fac. Board TECP (Vanderbilt
      University), 1.60%, 09/03/08 ...............   P-1, A-1+       18,500,000       18,500,000
    Tennessee State School Board Auth.
      TECP, 1.52%, 08/06/08 ......................   P-1, A-1+        5,000,000        5,000,000
                                                                                    ------------
                                                                                      30,745,000
                                                                                    ------------
  TEXAS -- 21.1%
    Austin, TX Independent School Dist.
      TECP, 1.70%, 07/23/08 ......................   P-1, A-1+        3,500,000        3,500,000
    Bexar County, TX Gen. Oblig. Series A
      TECP, 1.65%, 09/10/08 ......................   P-1, A-1+       14,000,000       14,000,000
    Bexar County, TX Gen. Oblig. Series A
      TECP, 1.70%, 10/07/08 ......................   P-1, A-1+        5,000,000        5,000,000
    Board of Regents of Univ. of Texas
      A&M University System TECP,
      1.60%, 10/03/08 ............................   P-1, A-1+       15,400,000       15,400,000
    City of Houston, TX Gen. Oblig. TECP,
      2.00%, 08/05/08 ............................   P-1, A-1+        7,200,000        7,200,000
    City of San Antonio, TX Electric & Gas
      System TECP, 1.65%, 09/04/08 ...............   P-1, A-1+        5,000,000        5,000,000
    City of San Antonio, TX Electric & Gas
      System TECP, 1.70%, 09/04/08 ...............   P-1, A-1+        4,200,000        4,200,000
    Harris County, TX Flood Control Dist.
      TECP, 1.45%, 07/08/08 ......................    P-1, NR         1,530,000        1,530,000
    Harris County, TX Flood Control Dist.
      TECP, 1.75%, 07/08/08 ......................    P-1, NR         1,200,000        1,200,000
    Harris County, TX Flood Control Dist.
      TECP, 1.75%, 07/18/08 ......................    P-1, NR         7,900,000        7,900,000



    The accompanying notes are an integral part of the financial statements.

                                       19


WILMINGTON FUNDS -- MONEY MARKET FUNDS
--------------------------------------
TAX-EXEMPT MONEY MARKET FUND
----------------------------
   INVESTMENTS / JUNE 30, 2008 -- CONTINUED

================================================================================
                                                     MOODY'S/S&P     PRINCIPAL         VALUE
                                                     RATINGS1         AMOUNT          (NOTE 2)
                                                    ------------   ------------     ------------
  TEXAS -- (CONTINUED)
    Harris County, TX Health Fac. Dev.
      Corp. VRDB (St. Luke's Episcopal
      Hosp. Proj.), Ser. 2001B,
      1.70%, 07/01/08* ...........................  VMIG-1, A-1+   $  3,880,000     $  3,880,000
    Harris County, TX TECP,
      2.05%, 07/08/08 ............................   P-1, A-1+        6,145,000        6,145,000
    State of Texas Pub. Fin. Auth.
      TECP, 1.40%, 07/10/08 ......................   P-1, A-1+        4,300,000        4,300,000
    State of Texas Pub. Fin. Auth.
      TECP, 1.50%, 08/06/08 ......................   P-1, A-1+        6,000,000        6,000,000
    Texas Water Dev. Board Sub-Lien Rev.
      Bond, VRDB Ser. A,
      2.05%, 07/01/08* ...........................  VMIG-1, A-1+     16,300,000       16,300,000
    West Side Calhoun County, TX Ind. Dev.
      Corp. PCRB VRDB (Sohio Chemical
      Co. Proj.) Ser. 1985,
      1.70%, 07/01/08* ...........................    NR, A-1+        2,500,000        2,500,000
                                                                                    ------------
                                                                                     104,055,000
                                                                                    ------------
  UTAH -- 2.2%
    Murray City, UT VRDB (IHC Health
      Services, Inc.) Ser. 2005A,
      1.70%, 07/01/08* ...........................  VMIG-1, A-1+      1,100,000        1,100,000
    Murray City, UT VRDB (IHC Health
      Services, Inc.) Ser. 2005C,
      1.53%, 07/03/08* ...........................  VMIG-1, A-1+      9,700,000        9,700,000
                                                                                    ------------
                                                                                      10,800,000
                                                                                    ------------
  WASHINGTON -- 1.8%
    Washington Health Care Fac. Auth.
      Lease Rev. VRDB (National
      Healthcare Research & Educ. Proj.),
      LOC BNP Paribas, 1.55%, 07/07/08* ..........   VMIG-1, NR       3,900,000        3,900,000
    Washington State Hous. Fin. Comm.
      Rev VRDB (Eastside Catholic School),
      LOC Key Bank NA, Ser. A,
      1.59%, 07/07/08* ...........................   VMIG-1, NR       5,000,000        5,000,000
                                                                                    ------------
                                                                                       8,900,000
                                                                                    ------------
  WISCONSIN -- 1.4%
    State of Wisconsin Gen. Oblig. TECP,
      1.63%, 09/12/08 ............................   P-1, A-1+        6,951,000        6,951,000
                                                                                    ------------




    The accompanying notes are an integral part of the financial statements.

                                       20


WILMINGTON FUNDS -- MONEY MARKET FUNDS
--------------------------------------
TAX-EXEMPT MONEY MARKET FUND
----------------------------
   INVESTMENTS / JUNE 30, 2008 -- CONTINUED

================================================================================
                                                     MOODY'S/S&P     PRINCIPAL         VALUE
                                                     RATINGS1         AMOUNT          (NOTE 2)
                                                    ------------   ------------     ------------
  WYOMING -- 2.6%
    Sweetwater County, WY PCRB TECP
      (PacifiCorp Proj.) LOC Barclays,
      1.55%, 08/12/08 ............................   P-1, A-1+     $ 10,975,000     $ 10,975,000
    Sweetwater County, WY PCRB VRDB
      Rev. Bonds (PacifiCorp Proj.),
      LOC Barclays Bank, Ser. 1988B,
      3.00%, 07/01/08* ...........................   P-1, A-1+        2,000,000        2,000,000
                                                                                    ------------
                                                                                      12,975,000
                                                                                    ------------
    TOTAL MUNICIPAL BONDS (COST $493,686,000) .................................      493,686,000
                                                                                    ------------

                                                                      SHARES
                                                                   ------------

SHORT-TERM INVESTMENTS -- (-)%
    BlackRock Liquidity Funds MuniCash
      Portfolio -- Institutional Series ........................          4,328            4,328
    BlackRock Liquidity Funds MuniFund
      Portfolio -- Institutional Series ........................          4,328            4,328
                                                                                    ------------
    TOTAL SHORT-TERM INVESTMENTS (COST $8,656) ................................            8,656
                                                                                    ------------
  TOTAL INVESTMENTS -- 100.0% (COST $493,694,656)+ ............................      493,694,656
  OTHER ASSETS IN EXCESS OF LIABILITIES, NET -- (-)% ..........................          177,247
                                                                                    ------------
  NET ASSETS -- 100.0% ........................................................     $493,871,903
                                                                                    ============


----------------------
(1) Although certain securities are not rated (NR) by either Moody's or S&P, they have been determined to be of comparable quality to investment grade securities by the investment adviser. The ratings shown are unaudited.
*   Denotes a Variable or Floating Rate Note. Variable or Floating Rate Notes are instruments whose rates change periodically. The rates shown are the interest rates as of June 30, 2008.
    The dates shown are the next dates the interest rates on the instruments are scheduled to be reset.
+   Cost for Federal income tax purposes.
    FSA - Credit rating enhanced by guaranty or insurance from Financial Security Assurance.
    LOC - Letter of Credit
    PCRB - Pollution Control Revenue Bonds
    SBPA - Stand-By Bond Purchase Agreement
    TECP - Tax-Exempt Commercial Paper and multi-modal bonds in commercial paper mode
    VRDB - Variable Rate Demand Bonds






    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MONEY MARKET FUNDS
--------------------------------------
   FINANCIAL STATEMENTS
================================================================================

STATEMENTS OF ASSETS AND LIABILITIES
June 30, 2008

                                                              PRIME
                                                           MONEY MARKET         U.S. GOVERNMENT          TAX-EXEMPT
                                                               FUND            MONEY MARKET FUND      MONEY MARKET FUND
                                                          --------------       -----------------      -----------------
ASSETS:
Investments in securities, at value
  (including Repurchase Agreements of
  $359,230,400, $672,178,100 and
  $0, respectively) ...................................   $3,966,225,796         $1,683,325,197         $493,694,656
Interest receivable ...................................       12,319,830              2,374,537              826,302
Other assets ..........................................          130,194                 45,084               23,110
                                                          --------------         --------------         ------------
Total assets ..........................................    3,978,675,820          1,685,744,818          494,544,068
                                                          --------------         --------------         ------------
LIABILITIES:
Dividend payable ......................................        6,640,582              2,089,739              365,071
Accrued advisory fee ..................................        1,000,352                441,771              151,838
Other accrued expenses ................................        1,126,933                475,427              155,256
                                                          --------------         --------------         ------------
Total liabilities .....................................        8,767,867              3,006,937              672,165
                                                          --------------         --------------         ------------
Net Assets ............................................   $3,969,907,953         $1,682,737,881         $493,871,903
                                                          ==============         ==============         ============
NET ASSETS CONSIST OF:
Paid-in capital .......................................   $3,969,842,906         $1,682,700,392         $493,871,903
Undistributed net investment income ...................           65,047                 37,489                   --
                                                          --------------         --------------         ------------
NET ASSETS ............................................   $3,969,907,953         $1,682,737,881         $493,871,903
                                                          ==============         ==============         ============
NET ASSETS BY SHARE CLASS:
   Institutional Shares ...............................   $   24,590,823         $  126,573,711         $  1,492,717
   Service Shares .....................................    1,898,586,927          1,108,117,353                   --
   W Shares ...........................................    2,046,730,203            448,046,817          492,379,186
                                                          --------------         --------------         ------------
                                                          $3,969,907,953         $1,682,737,881         $493,871,903
                                                          ==============         ==============         ============
SHARES OF BENEFICIAL INTEREST OUTSTANDING
  ($0.01 par value, unlimited authorized shares):
   Institutional Shares ...............................       24,590,103            126,571,946            1,492,610
   Service Shares .....................................    1,898,541,650          1,108,083,319                   --
   W Shares ...........................................    2,046,710,898            448,040,474          492,385,264

NET ASSET VALUE PER SHARE:
   Institutional Shares ...............................   $         1.00         $         1.00         $       1.00
                                                          --------------         --------------         ------------
   Service Shares .....................................   $         1.00         $         1.00         $         --
                                                          --------------         --------------         ------------
   W Shares ...........................................   $         1.00         $         1.00         $       1.00
                                                          --------------         --------------         ------------
--------------------
*Investments at cost ..................................   $3,966,225,796         $1,683,325,197         $493,694,656



    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MONEY MARKET FUNDS
--------------------------------------
   FINANCIAL STATEMENTS -- CONTINUED
================================================================================

STATEMENTS OF OPERATIONS
For the Year Ended June 30, 2008


                                                 PRIME
                                              MONEY MARKET        U.S. GOVERNMENT         TAX-EXEMPT
                                                  FUND           MONEY MARKET FUND    MONEY MARKET FUND
                                              ------------       -----------------    -----------------
INVESTMENT INCOME:
   Interest income .......................    $156,075,522          $52,204,108          $12,599,876
                                              ------------          -----------          -----------
EXPENSES:
   Advisory fees .........................      11,190,130            4,765,859            1,677,517
   Administration fees ...................         506,047              185,854               63,510
   Sub-administration and
      accounting fees ....................       1,054,976              578,397              257,126
   Custody fees ..........................         354,650              129,443               42,474
   Transfer agent fees ...................         719,606              262,661               89,800
   Shareholder service fees
      -- Service Shares .................        2,703,882            1,429,211                   --
      -- W Shares ........................       2,623,372              437,807              677,274
   Distribution fees -- Service Shares ...       1,802,588              952,808                   --
   Professional fees .....................         136,987               92,223               73,111
   Reports to shareholders.. .............          71,986               32,593               22,456
   Registration fees .....................          61,509               40,350               24,641
   Trustees' fees ........................          22,545               22,545               22,545
   Compliance services ...................           7,130                6,580                6,308
   Other .................................         315,261              114,237               41,030
                                              ------------          -----------          -----------
   Total expenses ........................      21,570,669            9,050,568            2,997,792
                                              ------------          -----------          -----------
   Net investment income .................     134,504,853           43,153,540            9,602,084
                                              ------------          -----------          -----------
NET REALIZED GAIN ON INVESTMENTS:
   Net realized gain on investments ......          37,917               21,468                   --
                                              ------------          -----------          -----------
NET INCREASE IN NET ASSETS
   RESULTING FROM OPERATIONS .............    $134,542,770          $43,175,008          $ 9,602,084
                                              ============          ===========          ===========








    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MONEY MARKET FUNDS
--------------------------------------
   FINANCIAL STATEMENTS -- CONTINUED
================================================================================


STATEMENTS OF CHANGES IN NET ASSETS


                                                         PRIME MONEY MARKET FUND
                                                  ---------------------------------------
                                                           FOR THE YEARS ENDED
                                                                 JUNE 30,
                                                  ---------------------------------------
                                                        2008                    2007
                                                  ---------------         ---------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
   Net investment income .....................    $   134,504,853         $   142,121,941
   Net realized gain on investments ..........             37,917                      --
                                                  ---------------         ---------------
Net increase in net assets resulting
   from operations ...........................        134,542,770             142,121,941
                                                  ---------------         ---------------
Distributions to shareholders from:
   Net investment income:
      Institutional Shares ...................         (2,372,778)             (2,263,108)
      Service Shares .........................        (67,013,432)            (86,065,068)
      W Shares ...............................        (65,118,643)            (53,793,765)
                                                  ---------------         ---------------
Total distributions ..........................       (134,504,853)           (142,121,941)
                                                  ---------------         ---------------
Fund share transactions (at $1.00 per share):
   Proceeds from shares sold:
      Institutional Shares ...................        995,933,925             802,182,678
      Service Shares .........................      5,125,786,675           5,033,885,589
      W Shares ...............................      2,670,173,366           2,810,610,315
   Cost of shares issued on reinvestment
     of distributions:
      Institutional Shares ...................            205,529                 425,522
      Service Shares .........................          7,917,438               8,184,039
      W Shares ...............................              5,440                   3,005
   Cost of shares redeemed:
      Institutional Shares ...................       (995,948,930)           (790,194,120)
      Service Shares .........................     (4,927,237,687)         (6,014,218,223)
      W Shares ...............................     (2,026,848,336)         (1,407,232,892)
                                                  ---------------         ---------------
Net increase in net assets
   from Fund share transactions ..............        849,987,420             443,645,913
                                                  ---------------         ---------------
Total increase in net assets .................        850,025,337             443,645,913
NET ASSETS:
   Beginning of year .........................      3,119,882,616           2,676,236,703
                                                  ---------------         ---------------
   End of year ...............................    $ 3,969,907,953         $ 3,119,882,616
                                                  ===============         ===============
Undistributed net investment income ..........    $        65,047         $        27,130
                                                  ---------------         ---------------






    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MONEY MARKET FUNDS
--------------------------------------
   FINANCIAL STATEMENTS -- CONTINUED
================================================================================


STATEMENTS OF CHANGES IN NET ASSETS


                                                             U.S. GOVERNMENT
                                                            MONEY MARKET FUND
                                                  ---------------------------------------
                                                           FOR THE YEARS ENDED
                                                                 JUNE 30,
                                                  ---------------------------------------
                                                        2008                    2007
                                                  ---------------         ---------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
   Net investment income .....................    $    43,153,540         $    41,813,623
   Net realized gain on investments ..........             21,468                   2,782
                                                  ---------------         ---------------
Net increase in net assets resulting
   from operations ...........................         43,175,008              41,816,405
                                                  ---------------         ---------------
Distributions to shareholders from:
   Net investment income:
      Institutional Shares ...................         (2,598,209)                (87,757)
      Service Shares .........................        (31,053,978)            (33,658,475)
      W Shares ...............................         (9,501,353)             (8,067,391)
                                                  ---------------         ---------------
Total distributions ..........................        (43,153,540)            (41,813,623)
                                                  ---------------         ---------------
Fund share transactions (at $1.00 per share):
   Proceeds from shares sold:
      Institutional Shares ...................        357,243,428             222,422,205
      Service Shares .........................      5,237,219,243           2,946,466,915
      W Shares ...............................      1,259,913,073             810,995,213
   Cost of shares issued on reinvestment
     of distributions:
      Institutional Shares ...................             11,045                  20,387
      Service Shares .........................            498,170                 250,177
      W Shares ...............................                 --                      --
   Cost of shares redeemed:
      Institutional Shares ...................       (231,015,398)           (225,589,578)
      Service Shares .........................     (4,745,727,099)         (3,206,512,235)
      W Shares ...............................     (1,036,212,988)           (586,654,824)
                                                  ---------------         ---------------
Net increase (decrease) in net assets
   from Fund share transactions ..............        841,929,474             (38,601,740)
                                                  ---------------         ---------------
Total increase (decrease) in net assets. .....        841,950,942             (38,598,958)
NET ASSETS:
   Beginning of year .........................        840,786,939             879,385,897
                                                  ---------------         ---------------
   End of year ...............................    $ 1,682,737,881         $   840,786,939
                                                  ===============         ===============
Undistributed net investment income ..........    $        37,489         $        13,239
                                                  ---------------         ---------------






    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MONEY MARKET FUNDS
--------------------------------------
   FINANCIAL STATEMENTS -- CONTINUED
================================================================================


STATEMENTS OF CHANGES IN NET ASSETS


                                                                TAX-EXEMPT
                                                             MONEY MARKET FUND
                                                  ---------------------------------------
                                                            FOR THE YEARS ENDED
                                                                 JUNE 30,
                                                  ---------------------------------------
                                                        2008                    2007
                                                  ---------------         ---------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
   Net investment income .....................    $     9,602,084         $    11,947,046
                                                  ---------------         ---------------
Net increase in net assets resulting
   from operations ...........................          9,602,084              11,947,046
                                                  ---------------         ---------------
Distributions to shareholders from:
   Net investment income:
      Institutional Shares ...................            (34,725)               (241,259)
      W Shares ...............................         (9,567,359)            (11,705,787)
                                                  ---------------         ---------------
Total distributions ..........................         (9,602,084)            (11,947,046)
                                                  ---------------         ---------------
Fund share transactions (at $1.00 per share):
   Proceeds from shares sold:
      Institutional Shares ...................         98,768,715             128,952,363
      W Shares ...............................      1,138,338,786           1,081,562,338
   Cost of shares issued on reinvestment
     of distributions:
      Institutional Shares ...................             13,591                  24,450
      W Shares ...............................            137,612                 128,617
   Cost of shares redeemed:
      Institutional Shares ...................        (98,083,066)           (141,393,217)
      W Shares ...............................     (1,049,728,219)         (1,096,506,456)
                                                  ---------------         ---------------
Net increase (decrease) in net assets
   from Fund share transactions ..............         89,447,419             (27,231,905)
                                                  ---------------         ---------------
Total increase (decrease) in net assets. .....         89,447,419             (27,231,905)
NET ASSETS:
   Beginning of year .........................        404,424,484             431,656,389
                                                  ---------------         ---------------
   End of year ...............................    $   493,871,903         $   404,424,484
                                                  ===============         ===============
Undistributed net investment income ..........    $            --         $            --
                                                  ---------------         ---------------






    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MONEY MARKET FUNDS
--------------------------------------
   FINANCIAL HIGHLIGHTS
================================================================================


   The following tables include selected data for a share outstanding throughout each period and other performance information derived from the financial statements. The total returns in the tables represent the rate an investor would have earned or lost on an investment in the Funds (assuming reinvestment of all dividends and distributions). This information should be read in conjunction with the financial statements and notes thereto.


                                                                  FOR THE YEARS ENDED JUNE 30,
                                                    --------------------------------------------------------
                                                     2008        2007        2006        2005        2004
                                                    -------     -------     -------     -------     -------
PRIME MONEY MARKET FUND -- INSTITUTIONAL SHARES
NET ASSET VALUE -- BEGINNING OF YEAR ..........     $  1.00     $  1.00     $  1.00     $  1.00     $  1.00
                                                    -------     -------     -------     -------     -------
INVESTMENT OPERATIONS:
   Net investment income ......................        0.04        0.05        0.04        0.02        0.01
                                                    -------     -------     -------     -------     -------
DISTRIBUTIONS:
   From net investment income .................       (0.04)      (0.05)      (0.04)      (0.02)      (0.01)
                                                    -------     -------     -------     -------     -------
NET ASSET VALUE -- END OF YEAR ................     $  1.00     $  1.00     $  1.00     $  1.00     $  1.00
                                                    =======     =======     =======     =======     =======
TOTAL RETURN.......................                    4.08%       5.05%       3.82%       1.74%       0.58%
RATIOS (TO AVERAGE NET ASSETS)/
   SUPPLEMENTAL DATA:(1,2)
   Expenses........................                    0.40%       0.41%       0.51%       0.50%       0.53%
   Net investment income...........                    4.24%       4.94%       3.70%       1.65%       0.59%
Net assets at end of year
   (000 omitted)...................                 $24,591     $24,400     $11,986     $ 6,683     $14,105

---------------------
(1)  Prior to June 23, 2006, the Institutional  Shares were known as the Investor Shares and were subject to a Rule 12b-1 distribution fee.
(2)  For the periods prior to July 1, 2005, the Fund operated as a feeder fund in a master-feeder structure.
     The expense and net  investment  income  ratios  include  expenses  allocated  from the master fund, WT
     Investment Trust I -- Prime Money Market Series. Effective July 1, 2005, the Fund no longer operates in a master-feeder structure.










    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MONEY MARKET FUNDS
--------------------------------------
   FINANCIAL HIGHLIGHTS -- CONTINUED
================================================================================


                                                                            FOR THE YEARS ENDED JUNE 30,
                                                    ----------------------------------------------------------------------
                                                       2008           2007           2006           2005           2004
                                                    ----------     ----------     ----------     ----------     ----------
PRIME MONEY MARKET FUND -- SERVICE SHARES
NET ASSET VALUE -- BEGINNING OF YEAR ..........     $     1.00     $     1.00     $     1.00     $     1.00     $     1.00
                                                    ----------     ----------     ----------     ----------     ----------
INVESTMENT OPERATIONS:
   Net investment income ......................           0.04           0.05           0.04           0.01             --(1)
                                                    ----------     ----------     ----------     ----------     ----------
DISTRIBUTIONS:
   From net investment income .................          (0.04)         (0.05)         (0.04)         (0.01)            --(1)
                                                    ----------     ----------     ----------     ----------     ----------
NET ASSET VALUE -- END OF YEAR ................     $     1.00     $     1.00     $     1.00     $     1.00     $     1.00
                                                    ==========     ==========     ==========     ==========     ==========
TOTAL RETURN ..................................           3.82%          4.79%          3.63%          1.48%          0.39%
RATIOS (TO AVERAGE NET ASSETS)/
  SUPPLEMENTAL DATA:(2)
   Expenses ...................................           0.65%          0.67%          0.69%          0.74%          0.73%
   Net investment income ......................           3.72%          4.68%          3.61%          1.48%          0.39%
Net assets at end of year
   (000 omitted) ..............................     $1,898,587     $1,692,102     $2,664,251     $2,201,829     $2,001,681

---------------------
(1)  Less than $0.01 per share.
(2)  For the periods prior to July 1, 2005, the Fund operated as a feeder fund in a master-feeder  structure.  The expense and net investment  income ratios  include  expenses  allocated from the master fund, WT Investment  Trust I -- Prime
     Money Market Series. Effective July 1, 2005, the Fund no longer operates in a master-feeder structure.










    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MONEY MARKET FUNDS
--------------------------------------
   FINANCIAL HIGHLIGHTS -- CONTINUED
================================================================================


                                                       FOR THE       FOR THE PERIOD
                                                      YEAR ENDED   OCTOBER 2, 2006(1)
                                                       JUNE 30,         THROUGH
                                                         2008        JUNE 30, 2007
                                                      ----------   ------------------
PRIME MONEY MARKET FUND -- W SHARES
NET ASSET VALUE -- BEGINNING OF PERIOD ........       $     1.00       $     1.00
                                                      ----------       ----------
INVESTMENT OPERATIONS:
   Net investment income ......................             0.04             0.04
                                                      ----------       ----------
DISTRIBUTIONS:
   From net investment income .................            (0.04)           (0.04)
                                                      ----------       ----------
NET ASSET VALUE -- END OF PERIOD ..............       $     1.00       $     1.00
                                                      ==========       ==========
TOTAL RETURN ..................................             3.92%            3.63%**
RATIOS (TO AVERAGE NET ASSETS)/
  SUPPLEMENTAL DATA:
   Expenses ...................................             0.55%            0.56%*
   Net investment income ......................             3.72%            4.80%*
Net assets at end of period
   (000 omitted) ..............................       $2,046,730       $1,403,380

---------------------
*    Annualized
**   Not annualized
(1)  Commencement of operations.










    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MONEY MARKET FUNDS
--------------------------------------
   FINANCIAL HIGHLIGHTS -- CONTINUED
================================================================================

                                                                    FOR THE YEARS ENDED JUNE 30,
                                                    ------------------------------------------------------------
                                                      2008         2007         2006         2005         2004
                                                    --------     --------     --------     --------     --------
U.S. GOVERNMENT MONEY MARKET FUND --
   INSTITUTIONAL SHARES
NET ASSET VALUE -- BEGINNING OF YEAR ..........     $   1.00     $   1.00     $   1.00     $   1.00     $   1.00
                                                    --------     --------     --------     --------     --------
INVESTMENT OPERATIONS:
   Net investment income ......................         0.04         0.05         0.04         0.02         0.01
                                                    --------     --------     --------     --------     --------
DISTRIBUTIONS:
   From net investment income .................        (0.04)       (0.05)       (0.04)       (0.02)       (0.01)
                                                    --------     --------     --------     --------     --------
NET ASSET VALUE -- END OF YEAR ................     $   1.00     $   1.00     $   1.00     $   1.00     $   1.00
                                                    ========     ========     ========     ========     ========
TOTAL RETURN ..................................         3.61%        4.92%        3.66%        1.63%        0.53%
RATIOS (TO AVERAGE NET ASSETS)/
   SUPPLEMENTAL DATA:(1,2)
   Expenses ...................................         0.47%        0.49%        0.61%        0.59%        0.58%
   Net investment income ......................         3.12%        4.79%        3.58%        1.44%        0.53%
Net assets at end of year
   (000 omitted) ..............................     $126,574     $    333     $  3,480     $  3,939     $ 33,892

---------------------
(1)  Prior to June 23, 2006, the  Institutional  Shares were known as the Investor  Shares and were subject to a
     Rule 12b-1 distribution fee.
(2)  For the periods prior to July 1, 2005, the Fund operated as a feeder fund in a master-feeder structure. The expense and net  investment  income ratios include  expenses  allocated from the master fund, WT Investment
     Trust I -- U.S.  Government Series.  Effective July 1, 2005, the Fund no longer operates in a master-feeder structure.










    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MONEY MARKET FUNDS
--------------------------------------
   FINANCIAL HIGHLIGHTS -- CONTINUED
================================================================================


                                                                       FOR THE YEARS ENDED JUNE 30,
                                                    --------------------------------------------------------------
                                                       2008          2007         2006         2005         2004
                                                    ----------     --------     --------     --------     --------
U.S. GOVERNMENT MONEY MARKET FUND --
   SERVICE SHARES
NET ASSET VALUE -- BEGINNING OF YEAR ..........     $     1.00     $   1.00     $   1.00     $   1.00     $   1.00
                                                    ----------     --------     --------     --------     --------
INVESTMENT OPERATIONS:
   Net investment income ......................           0.03         0.05         0.03         0.01           --(1)
                                                    ----------     --------     --------     --------     --------
DISTRIBUTIONS:
   From net investment income .................          (0.03)       (0.05)       (0.03)       (0.01)          --(1)
                                                    ----------     --------     --------     --------     --------
NET ASSET VALUE -- END OF YEAR ................     $     1.00     $   1.00     $   1.00     $   1.00     $   1.00
                                                    ==========     ========     ========     ========     ========
TOTAL RETURN ..................................           3.36%        4.66%        3.49%        1.41%        0.33%
RATIOS (TO AVERAGE NET ASSETS)/
  SUPPLEMENTAL DATA:(2)
   Expenses ...................................           0.72%        0.75%        0.77%        0.79%        0.78%
   Net investment income ......................           3.26%        4.56%        3.45%        1.39%        0.33%
Net assets at end of year
   (000 omitted) ..............................     $1,108,117     $616,113     $875,906     $741,514     $832,314

---------------------
(1)  Less than $0.01 per share.
(2)  For the periods prior to July 1, 2005, the Fund operated as a feeder fund in a master-feeder  structure.  The expense and net investment income ratios include expenses allocated from the master fund, WT Investment Trust
     I -- U.S.  Government  Series.  Effective  July 1,  2005,  the Fund no  longer  operates  in a  master-feeder structure.










    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MONEY MARKET FUNDS
--------------------------------------
   FINANCIAL HIGHLIGHTS -- CONTINUED
================================================================================


                                                       FOR THE       FOR THE PERIOD
                                                      YEAR ENDED   OCTOBER 2, 2006(1)
                                                       JUNE 30,         THROUGH
                                                         2008        JUNE 30, 2007
                                                      ----------   ------------------
U.S. GOVERNMENT MONEY MARKET FUND -- W SHARES
NET ASSET VALUE -- BEGINNING OF PERIOD ........       $    1.00         $   1.00
                                                      ---------         --------
INVESTMENT OPERATIONS:
   Net investment income ......................            0.03             0.03
                                                      ---------         --------
DISTRIBUTIONS:
   From net investment income .................           (0.03)           (0.03)
                                                      ---------         --------
NET ASSET VALUE -- END OF PERIOD ..............       $    1.00         $   1.00
                                                      =========         ========
TOTAL RETURN ..................................            3.46%            3.53%**
RATIOS (TO AVERAGE NET ASSETS)/
  SUPPLEMENTAL DATA:
   Expenses ...................................            0.62%            0.65%*
   Net investment income ......................            3.26%            4.68%*
Net assets at end of period
   (000 omitted) ..............................        $448,047         $224,341

---------------------
*    Annualized
**   Not annualized
(1)  Commencement of operations.










    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MONEY MARKET FUNDS
--------------------------------------
   FINANCIAL HIGHLIGHTS -- CONTINUED
================================================================================


                                                                FOR THE YEARS ENDED JUNE 30,
                                                    -------------------------------------------------------
                                                      2008        2007        2006        2005        2004
                                                    -------     -------     -------     -------     -------
TAX-EXEMPT MONEY MARKET FUND --
   INSTITUTIONAL SHARES
NET ASSET VALUE -- BEGINNING OF YEAR ..........     $  1.00     $  1.00     $  1.00     $  1.00     $  1.00
                                                    -------     -------     -------     -------     -------
INVESTMENT OPERATIONS:
   Net investment income ......................        0.02        0.03        0.02        0.01          --(1)
                                                    -------     -------     -------     -------     -------
DISTRIBUTIONS:
   From net investment income .................       (0.02)      (0.03)      (0.02)      (0.01)         --(1)
                                                    -------     -------     -------     -------     -------
NET ASSET VALUE -- END OF YEAR ................     $  1.00     $  1.00     $  1.00     $  1.00     $  1.00
                                                    =======     =======     =======     =======     =======
TOTAL RETURN ..................................        2.36%       3.14%       2.39%       1.16%       0.41%
RATIOS (TO AVERAGE NET ASSETS)/
  SUPPLEMENTAL DATA:(2,3)
   Expenses ...................................        0.51%       0.52%       0.63%       0.64%       0.58%
   Net investment income ......................        1.86%       3.06%       2.30%       0.98%       0.42%
Net assets at end of year
   (000 omitted) ..............................     $ 1,493     $   793     $13,210     $13,084     $46,990

---------------------
(1)  Less than $0.01 per share.
(2)  Prior to June 23, 2006, the Institutional Shares were known as the Investor Shares and were subject to a rule 12b-1 distribution fee.
(3)  For the  periods  prior  to July 1,  2005,  the Fund  operated  as a  feeder  fund in a  master-feeder structure.  The expense and net investment  income ratios include  expenses  allocated from the master fund, WT Investment Trust I -- Tax-Exempt Series.  Effective July 1, 2005, the Fund no longer operates in a master-feeder structure.










    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MONEY MARKET FUNDS
--------------------------------------
   FINANCIAL HIGHLIGHTS -- CONTINUED
================================================================================


                                                                   FOR THE YEARS ENDED JUNE 30,
                                                    ------------------------------------------------------------
                                                      2008         2007         2006         2005         2004
                                                    --------     --------     --------     --------     --------
TAX-EXEMPT MONEY MARKET FUND --  W SHARES(1)
NET ASSET VALUE -- BEGINNING OF YEAR ..........     $   1.00     $   1.00     $   1.00     $   1.00     $   1.00
                                                    --------     --------     --------     --------     --------
INVESTMENT OPERATIONS:
   Net investment income ......................         0.02         0.03         0.02         0.01           --(2)
                                                    --------     --------     --------     --------     --------
DISTRIBUTIONS:
   From net investment income .................        (0.02)       (0.03)       (0.02)       (0.01)          --(2)
                                                    --------     --------     --------     --------     --------
NET ASSET VALUE -- END OF YEAR ................     $   1.00     $   1.00     $   1.00     $   1.00     $   1.00
                                                    ========     ========     ========     ========     ========
TOTAL RETURN ..................................         2.21%        2.96%        2.23%        0.98%        0.21%
RATIOS (TO AVERAGE NET ASSETS)/
  SUPPLEMENTAL DATA:(3)
   Expenses ...................................         0.66%        0.69%        0.78%        0.80%        0.79%
   Net investment income ......................         2.12%        2.92%        2.23%        0.96%        0.20%
Net assets at end of year
   (000 omitted) ..............................     $492,379     $403,631     $418,447     $346,249     $424,089

---------------------
(1)  Formerly Service Shares. Service Shares were redesignated as W Shares effective September 12, 2006.
(2)  Less than $0.01 per share.
(3)  For the periods prior to July 1, 2005, the Fund operated as a feeder fund in a master-feeder structure. The expense and net  investment  income ratios include  expenses  allocated from the master fund, WT Investment
     Trust I --  Tax-Exempt  Series.  Effective  July 1, 2005,  the Fund no longer  operates in a  master-feeder structure.










    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MONEY MARKET FUNDS
--------------------------------------
   NOTES TO FINANCIAL STATEMENTS
================================================================================


1. DESCRIPTION OF THE FUNDS. WT Mutual Fund (the "Trust") is registered under the Investment Company Act of 1940, as amended, (the "1940 Act") as an open-end management investment company and was organized as a Delaware business trust on June 1, 1994. The Amended and Restated Agreement and Declaration of Trust permits the Board of Trustees (the "Trustees") to establish series of shares, each of which constitutes a series separate and distinct from the shares of other series. As of June 30, 2008, the Trust offered 19 series, three of which are included in these financial statements. The three series are as follows: Wilmington Prime Money Market Fund ("Prime Money Market Fund"), Wilmington U.S. Government Money Market Fund ("U.S. Government Money Market Fund") and Wilmington Tax-Exempt Money Market Fund ("Tax-Exempt Money Market Fund") (each, a "Fund" and collectively, the "Funds").

   The Prime Money Market and U.S. Government Money Market Funds offer three classes of shares: Institutional Shares, Service Shares, and effective September 12, 2006, W Shares. The Tax-Exempt Money Market Fund offers two classes of shares: Institutional Shares and W Shares, formerly Service Shares. All classes of shares have identical voting, dividend and liquidation rights. W Shares and Service Shares are offered to investors who use a financial intermediary to process transactions with the Funds and are subject to a shareholder servicing fee. Service Shares are also subject to a Rule 12b-1 distribution fee.

2. SIGNIFICANT   ACCOUNTING  POLICIES.   The  following  is  a  summary  of  the
   significant accounting policies of the Funds:

   SECURITY VALUATION. Each Fund values securities utilizing the amortized cost valuation method which is permitted under Rule 2a-7 under the 1940 Act. This method involves valuing a portfolio security initially at its cost and thereafter adjusting for amortization of premium or accretion of discount to maturity.

   In September 2006, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (FAS 157). FAS 157 establishes a framework for measuring fair value in generally accepted accounting principles, clarifies the definition of fair value within that framework, and expands disclosures about the use of fair value measurements. FAS 157 is intended to increase consistency and comparability among fair value estimates used in financial reporting. FAS 157 is effective for fiscal years beginning after November 15, 2007. Management does not expect the adoption of FAS 157 to have an impact on the amounts reported in the financial statements.

   FEDERAL INCOME TAXES. Each Fund is treated as a separate entity for Federal income tax purposes and intends to continue to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its income to its shareholders. Therefore, no Federal income tax provision has been made.

   Effective December 31, 2007, the Funds adopted FASB Interpretation No. 48, "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Funds' tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. The adoption of FIN 48 did not result in the recording of any tax benefit or expense.

WILMINGTON FUNDS -- MONEY MARKET FUNDS
--------------------------------------
   NOTES TO FINANCIAL STATEMENTS -- CONTINUED
================================================================================


   SECURITY TRANSACTIONS AND INVESTMENT INCOME. Investment security transactions are accounted for on a trade date basis. Each Fund uses the specific identification method for determining realized gains and losses on investments for both financial and Federal income tax reporting purposes. Interest income is recorded on the accrual basis and includes the amortization of premium and the accretion of discount. The Funds record expenses as incurred. Common expenses of the Trust are allocated on a pro rata basis among the series based on relative net assets.

   CLASS ACCOUNTING. In calculating net asset value per share for each class, investment income, realized and unrealized gains and losses and expenses other than class specific expenses, are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Expenses relating to a specific class are charged directly to that class.

   REPURCHASE AGREEMENTS. Each Fund, through its custodian, receives delivery of the underlying securities used to collateralize repurchase agreements, the market value of which is required to be in an amount at least equal to 101% of the resale price. The Funds' investment adviser is responsible for determining that the market value of these underlying securities is maintained at all times at a level at least equal to 101% of the resale price. In the event of default of the obligation to repurchase, each Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Provisions of each agreement require that the market value of the collateral is sufficient in the event of default; however, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

   DISTRIBUTIONS TO SHAREHOLDERS. Distributions from net investment income are declared daily and paid monthly. Distributions from net realized gains, if any, will be declared and paid annually.

   USE OF ESTIMATES IN THE PREPARATION OF FINANCIAL STATEMENTS. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

3. ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES. Rodney Square Management Corporation ("RSMC"), a wholly owned subsidiary of Wilmington Trust Corporation, serves as the investment adviser to each Fund. For its services, RSMC receives an advisory fee at an annualized rate of 0.37% of each Fund's first $1 billion of average daily net assets; 0.33% of each Fund's next $500 million of average daily net assets; 0.30% of each Fund's next $500 million of average daily net assets; and 0.27% of each Fund's average daily net assets in excess of $2 billion. Wilmington Trust Investment Management, LLC ("WTIM"), also a wholly owned subsidiary of Wilmington Trust Corporation and under common control with RSMC, provides certain investment services, information, advice, assistance and facilities and performs research, statistical and investment services pursuant to a sub-advisory agreement among the Trust, RSMC and WTIM. WTIM receives a sub-advisory fee from RSMC as agreed to from time to time with RSMC.

   The Funds' Chief Compliance Officer is employed and compensated by RSMC. RSMC provides compliance services to the Funds pursuant to a Compliance Services Agreement. For these services, the Trust pays RSMC an annual fee equal to three-fourths of the Chief Compliance Officer's total compensation. The fees for these services for the year ended June 30, 2008 are shown separately on the Statements of Operations.

WILMINGTON FUNDS -- MONEY MARKET FUNDS
--------------------------------------
   NOTES TO FINANCIAL STATEMENTS -- CONTINUED
================================================================================


   RSMC provides administrative services to the Funds pursuant to an Administration Agreement. For these services, the Trust pays RSMC a fee at the annual rate of 0.0185% of the Trust's first $2 billion of total aggregate daily net assets; 0.0175% of the Trust's next $2 billion of total aggregate daily net assets; 0.0125% of the Trust's next $2 billion of total aggregate daily net assets and 0.0080% of the Trust's total aggregate daily net assets in excess of $6 billion. The fees paid to RSMC for these services for the year ended June 30, 2008 are shown separately on the Statements of Operations.

   PNC Global Investment Servicing (U.S.), Inc. (formerly PFPC Inc.) provides sub-administration, accounting and transfer agent services pursuant to an agreement with RSMC and the Trust for which it receives fees directly from the Funds.

   COMPENSATION OF TRUSTEES AND OFFICERS. Except for the Funds' Chief Compliance Officer, Trustees and Officers of the Funds who are employees or officers of RSMC or WTIM, do not receive any compensation from the Funds. Trustees of the Funds, who are not employees or officers of RSMC or WTIM, receive compensation and reimbursement of expenses from the Funds. Under a Deferred Compensation Plan (the "Plan") adopted August 15, 2002, a disinterested Trustee may elect to defer receipt of all, or a portion, of their annual compensation. Deferred amounts are invested in shares of a series of the Trust and remain so until distributed in accordance with the Plan. Trustees' fees reflected in the accompanying financial statements include total compensation earned, whether elected to be paid in cash or deferred under the Plan.

   Service Shares and W Shares of each Fund are subject to a shareholder service plan authorizing them to pay service providers an annual fee not exceeding 0.25% of each Fund's average daily net assets in Service Shares and W Shares to compensate service providers who maintain a service relationship. The Board of Trustees has authorized payments of up to 0.15% of each Fund's average daily net assets in Service Shares and W Shares, respectively.

   Service Shares of each Fund are subject to a Rule 12b-1 Distribution Plan which provides for payments of up to 0.25% of each Fund's average daily net assets in Service Shares. The Board of Trustees currently has authorized annual payments of 0.10% of the average daily net assets of each Fund's Service Shares. The Distribution Plan and each Distribution Agreement may not be amended to increase the maximum 12b-1 Fee of 0.25% without approval by a majority of the outstanding shares of each Fund's Service Shares.

   Wilmington Trust Company ("WTC"), an affiliate of RSMC, serves as custodian to the Funds and PFPC Trust Company serves as sub-custodian to the Funds. The Funds pay WTC for its services as custodian and WTC pays PFPC Trust Company for its services as sub-custodian. The fees for these services for the year ended June 30, 2008, are shown separately on the Statements of Operations.

4. FEDERAL TAX INFORMATION. Distributions to shareholders from net investment income and realized gains are determined in accordance with Federal income tax regulations, which may differ from net investment income and realized gains recognized for financial reporting purposes. Additionally, net short-term realized gains are treated as "ordinary income" for tax purposes. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on the tax treatment; temporary differences due to timing of recognition of income or gain do not require such reclassification.

WILMINGTON FUNDS -- MONEY MARKET FUNDS
--------------------------------------
   NOTES TO FINANCIAL STATEMENTS -- CONTINUED
================================================================================


   At June 30,  2008,  the  following  reclassifications  were made  within  the
   capital   accounts   to   reflect   permanent    differences    relating   to
   reclassifications of distributions paid.

                                           PRIME MONEY      U.S. GOVERNMENT
                                           MARKET FUND     MONEY MARKET FUND
                                           -----------     -----------------
   Undistributed net investment
       income .........................     $ 37,917           $ 24,250
   Accumulated net realized gain (loss)
      on investments ..................      (37,917)           (24,250)

   The tax character of distributions paid for the years ended June 30, 2008 and June 30, 2007 were as follows:

                                       PRIME MONEY      U.S. GOVERNMENT         TAX-EXEMPT
                                       MARKET FUND     MONEY MARKET FUND     MONEY MARKET FUND
                                       ------------    -----------------     -----------------

   YEAR ENDED JUNE 30, 2008
   Ordinary income ...............     $134,504,853       $43,153,540            $        --
   Tax-exempt income .............               --                --              9,602,084

   YEAR ENDED JUNE 30, 2007
   Ordinary income ...............     $142,121,941       $41,813,623            $        --
   Tax-exempt income .............               --                --             11,947,046


   As of June 30, 2008, the  components of  accumulated  earnings on a tax basis were as follows:
                                       PRIME MONEY      U.S. GOVERNMENT         TAX-EXEMPT
                                       MARKET FUND     MONEY MARKET FUND     MONEY MARKET FUND
                                       ------------    -----------------     -----------------
   Undistributed ordinary income       $  6,716,532       $ 2,138,131            $        --
   Undistributed tax-exempt income               --                --                375,974
   Other temporary differences           (6,651,485)       (2,100,642)              (375,974)
                                       ------------       -----------            -----------
   Total accumulated earnings          $     65,047       $    37,489            $        --
                                       ============       ===========            ===========


   The differences between book basis and tax basis components of accumulated earnings are primarily attributable to deferred compensation of Trustees.


5. CREDIT RISK. Obligations of agencies and instrumentalities of the U.S. Government are not direct obligations of the U.S. Treasury and thus may or may not be backed by the "full faith and credit" of the United States. Payment of interest and principal on these obligations, although generally backed directly or indirectly by the U.S. Government, may be backed solely by the issuing instrumentality.

   Approximately 25% of the investments of the Tax-Exempt Money Market Fund on June 30, 2008, were insured by private issuers that guarantee payment of principal and interest in the event of default or were backed by letters of credit issued by domestic and foreign banks or financial institutions.

6. CONTRACTUAL OBLIGATIONS. The Funds enter into contracts in the normal course of business that contain a variety of indemnifications. The Funds' maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these contracts. Management has reviewed the Funds' existing contracts and expects the risk of loss to be remote.

WILMINGTON FUNDS -- MONEY MARKET FUNDS
--------------------------------------
   REPORT OF ERNST & YOUNG LLP, INDEPENDENT REGISTERED
   PUBLIC ACCOUNTING FIRM
================================================================================
To the Shareholders and Trustees of WT Mutual Fund:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Wilmington Prime Money Market Fund, Wilmington U.S. Government Money Market Fund and Wilmington Tax-Exempt Money Market Fund (the "Funds") (three of the series constituting WT Mutual Fund) as of June 30, 2008, and the related statements of operations for the year then ended, statements of changes in net assets for each of the two years in the period then ended, and financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Funds' internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of June 30, 2008, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Wilmington Prime Money Market Fund, Wilmington U.S. Government Money Market Fund and Wilmington Tax-Exempt Money Market Fund series of WT Mutual Fund at June 30, 2008, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and their financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.



                                                        /s/ Ernst & Young LLP



Philadelphia, Pennsylvania
August 26, 2008

WILMINGTON FUNDS -- MONEY MARKET FUNDS
--------------------------------------
   TAX INFORMATION (UNAUDITED)

================================================================================


Pursuant to Section 852 of the Internal Revenue Code of 1986, as amended, the Tax-Exempt Money Market Fund paid tax-exempt income distributions of $9,602,084 during the fiscal year ended June 30, 2008.

In January 2009, shareholders of the Funds will receive Federal income tax information on all distributions paid to their accounts in the calendar year 2008, including any distributions paid between July 1, 2008 and December 31, 2008.

Pursuant to Section 871 of the Internal Revenue Code, the following percentages of ordinary income distributions during the fiscal year ended June 30, 2008 have been designated as qualified interest income:

Prime Money Market Fund..............................            63.80%
U.S. Government Money Market Fund....................              100%

WILMINGTON FUNDS -- MONEY MARKET FUNDS
--------------------------------------
   TRUSTEES AND OFFICERS
================================================================================


WT Mutual Fund (the "Trust") is governed by a Board of Trustees (the "Trustees"). The primary responsibility of the Trustees is to represent the interest of the Trust's shareholders and to provide oversight management of the Trust.

The following table presents certain information regarding the Trustees and Officers of the Trust. Each person listed under "Interested Trustee" below is an "interested person" of the Trust's investment advisers, within the meaning of the Investment Company Act of 1940, as amended (the "1940 Act"). Each person who is not an "interested person" of the Trust's investment advisers or the Trust within the meaning of the 1940 Act is referred to as an "Independent Trustee" and is listed under such heading below.

Unless specified otherwise, the address of each Trustee and Officer as it relates to the Trust is 1100 N. Market Street, Wilmington, DE 19890.

The Statement of Additional Information for the Funds contains additional information about the Trustees and is available, without charge, upon request, by calling (800) 336-9970 or by visiting the Funds' website at www.wilmingtonfunds.com.


INTERESTED TRUSTEES

          NAME AND                     POSITION(S) HELD
       DATE OF BIRTH,                    WITH TRUST,                    PRINCIPAL OCCUPATION(S)
     NUMBER OF FUNDS IN               TERM OF OFFICE AND                DURING PAST FIVE YEARS,
        FUND COMPLEX                    LENGTH OF TIME                    OTHER DIRECTORSHIPS
   OVERSEEN BY TRUSTEE(1)                   SERVED                          HELD BY TRUSTEE
--------------------------------   ------------------------------     ------------------------------
TED T. CECALA(2)                   Trustee                            Director, Chairman of the
Date of Birth: 1/49                                                   Board, and Chief Executive
                                   Shall serve at the pleasure of     Officer of Wilmington Trust
19 Funds                           the Board and until successor      Corporation and Wilmington
                                   is elected and qualified.          Trust Company since 1996;
                                   Trustee since August 2007.         Member of the Board of
                                                                      Managers of Cramer Rosenthal
                                                                      McGlynn, LLC and Roxbury
                                                                      Capital Management, LLC.
                                                                      (registered investment
                                                                      advisers).

                                                                      Wilmington Trust Corporation;
                                                                      Wilmington TrustCompany.

----------------------------------------------------------------------------------------------------
ROBERT J. CHRISTIAN(3)             Trustee                            Retired since February 2006;
Date of Birth: 2/49                                                   Executive Vice President of
                                   Shall serve until death,           Wilmington Trust Company from
19 Funds                           resignation or removal.            February 1996 to February
                                   Trustee since October 1998,        2006; President of Rodney
                                   President and Chairman of the      Square Management Corporation
                                   Board from October 1998 to         ("RSMC") from 1996 to 2005;
                                   January 2006.                      Vice President of RSMC 2005 to
                                                                      2006.

                                                                      FundVantage Trust (8
                                                                      portfolios); Optimum Fund
                                                                      Trust (6 portfolios)
                                                                      (registered investment
                                                                      companies).


(1) The "Fund Complex" currently consists of the Trust (19 funds) and CRM Mutual Fund Trust (6 funds).
(2) Mr. Cecala is an "Interested Trustee" by reason of his position with Wilmington Trust Corporation and Wilmington Trust Company, each an affiliate of RSMC, an investment adviser to the Trust.
(3) Mr. Christian is an "Interested Trustee" by reason of his previous employment with RSMC, the investment adviser to the Trust.

WILMINGTON FUNDS -- MONEY MARKET FUNDS
--------------------------------------
   TRUSTEES AND OFFICERS -- CONTINUED
================================================================================

INDEPENDENT TRUSTEES

          NAME AND                     POSITION(S) HELD
       DATE OF BIRTH,                    WITH TRUST,                    PRINCIPAL OCCUPATION(S)
     NUMBER OF FUNDS IN               TERM OF OFFICE AND                DURING PAST FIVE YEARS,
        FUND COMPLEX                    LENGTH OF TIME                    OTHER DIRECTORSHIPS
   OVERSEEN BY TRUSTEE(1)                   SERVED                          HELD BY TRUSTEE
--------------------------------   ------------------------------     ------------------------------
ROBERT ARNOLD                      Trustee                            Founder and co-manager, R. H.
Date of Birth: 3/44                                                   Arnold & Co., Inc. (financial
                                   Shall serve until death,           consulting) since 1989.
19 Funds                           resignation or removal.
                                   Trustee since May 1997.            First Potomac Realty Trust
                                                                      (real estate investment
                                                                      trust).
----------------------------------------------------------------------------------------------------
DR. ERIC BRUCKER                   Trustee                            Professor of Economics,
Date of Birth: 12/41                                                  Widener University since July
                                   Shall serve until death,           2004; formerly, Dean, School
19 Funds                           resignation or removal.            of Business Administration of
                                   Trustee since October 1999.        Widener University from 2001
                                                                      to 2004; Dean, College of
                                                                      Business, Public Policy and
                                                                      Health at the University of
                                                                      Maine from September 1998 to
                                                                      June 2001.

                                                                      None
----------------------------------------------------------------------------------------------------
NICHOLAS GIORDANO                  Trustee and Chairman of the        Consultant, financial services
Date of Birth: 3/43                Board                              organizations from 1997 to
                                                                      present; Interim President,
19 Funds                           Shall serve until death,           LaSalle University from 1998
                                   resignation or removal.            to 1999.
                                   Trustee since October 1998.

                                                                      Kalmar Pooled Investment
                                                                      Trust; The RBB Fund, Inc. (21
                                                                      portfolios) (registered
                                                                      investment companies);
                                                                      Independence Blue Cross;
                                                                      IntriCon Corporation
                                                                      (industrial furnaces and
                                                                      ovens); Commerce Bancorp, Inc.
----------------------------------------------------------------------------------------------------
LOUIS KLEIN, JR.                   Trustee                            Self-employed financial
Date of Birth: 5/35                                                   consultant since 1991.
                                   Shall serve until death,
25 Funds                           resignation or removal.            CRM Mutual Fund Trust (6
                                   Trustee since October 1999.        portfolios) (registered
                                                                      investment companies); WHX
                                                                      Corporation (industrial
                                                                      manufacturer).

WILMINGTON FUNDS -- MONEY MARKET FUNDS
--------------------------------------
   TRUSTEES AND OFFICERS -- CONTINUED
================================================================================


INDEPENDENT TRUSTEES (CONTINUED)


          NAME AND                     POSITION(S) HELD
       DATE OF BIRTH,                    WITH TRUST,                    PRINCIPAL OCCUPATION(S)
     NUMBER OF FUNDS IN               TERM OF OFFICE AND                DURING PAST FIVE YEARS,
        FUND COMPLEX                    LENGTH OF TIME                    OTHER DIRECTORSHIPS
   OVERSEEN BY TRUSTEE(1)                   SERVED                          HELD BY TRUSTEE
--------------------------------   ------------------------------     ------------------------------
THOMAS LEONARD*                    Trustee                            Retired since 2008;
Date of Birth: 2/49                                                   Former Partner with
                                   Shall serve until death,           PricewaterhouseCoopers
19 Funds                           resignation or removal.            (public accounting) from
                                   Trustee since July 2008.           May 1970 to June 2008.

                                                                      None
----------------------------------------------------------------------------------------------------
JOHN J. QUINDLEN*                  Trustee                            Retired since 1993; Former
Date of Birth: 5/32                                                   Chief Financial Officer of
                                   Shall serve until death,           E.I. du Pont de Nemours and
19 Funds                           resignation or removal.            Co.
                                   Trustee since October 1999.
                                                                      None
----------------------------------------------------------------------------------------------------
MARK A. SARGENT                    Trustee                            Dean and Professor of Law,
Date of Birth: 4/51                                                   Villanova University School of
                                   Shall serve until death,           Law since July 1997.
19 Funds                           resignation or removal.
                                   Trustee since November 2001.       The RBB Fund, Inc. (21
                                                                      portfolios) (registered
                                                                      investment company); NYSE
                                                                      Regulation, Inc.; Financial
                                                                      Industry Regulatory Authority
                                                                      (FINRA).


* Effective July 1, 2008, John J. Quindlen resigned from the Board of Trustees and Thomas Leonard was appointed to the Board of Trustees.

WILMINGTON FUNDS -- MONEY MARKET FUNDS
--------------------------------------
   TRUSTEES AND OFFICERS -- CONTINUED
================================================================================

EXECUTIVE OFFICERS

                                        POSITION(S) HELD
                                          WITH TRUST,                   PRINCIPAL OCCUPATION(S)
                                       TERM OF OFFICE AND               DURING PAST FIVE YEARS,
 NAME, ADDRESS AND                       LENGTH OF TIME                   OTHER DIRECTORSHIPS
   DATE OF BIRTH                             SERVED                              HELD
--------------------------------   ------------------------------     ------------------------------
NEIL WOLFSON                       President and Chief Executive      President, Wilmington Trust
1100 North Market Street           Officer                            Investment Management, LLC
Wilmington, DE 19890                                                  ("WTIM") since 2006; Chief
Date of Birth: 6/64                Shall serve at the pleasure of     Investment Officer, WTIM from
                                   the Board and until successor      2004 to 2006; Partner with
                                   is elected and qualified.          KPMG (public accounting) from
                                   Officer since January  2006.       1996 to 2004.

                                                                      N/A
--------------------------------------------------------------------------------------------------------
CLAYTON M. ALBRIGHT                Vice President                     Managing Director Fixed Income
1100 North Market Street                                              Management, Wilmington Trust
Wilmington, DE 19890               Shall serve at the pleasure of     since 2007; Director Fixed
Date of Birth: 9/53                the Board and until successor      Income Research and Portfolio
                                   is elected and qualified.          Manager, Wilmington Trust from
                                   Officer since October 1998.        1996 to 2007; Vice President,
                                                                      Rodney Square Management
                                                                      Corporation ("RSMC") since
                                                                      2001; Vice President of WTIM
                                                                      since 2006; Vice President,
                                                                      Wilmington Trust Company since
                                                                      1997.

                                                                      N/A
--------------------------------------------------------------------------------------------------------
JOSEPH M. FAHEY, JR.               Vice President                     Investment Adviser, WTIM since
1100 North Market Street                                              2003; Vice President, RSMC
Wilmington, DE 19890               Shall serve at the pleasure of     since 1992.
Date of Birth: 1/57                the Board and until successor
                                   is elected and qualified.          N/A
                                   Officer since November 1999.
--------------------------------------------------------------------------------------------------------
JOHN J. KELLEY                     Vice President & Chief             Chief Operations Officer of
1100 North Market Street           Financial Officer                  WTIM since 2006; Chief
Wilmington, DE 19890                                                  Operations Officer of RSMC
Date of Birth: 9/59                Shall serve at the pleasure of     since 2005; Vice President of
                                   the Board and until successor      PNC Global Investment
                                   is elected and qualified.          Servicing (U.S.), Inc.
                                   Officer since September 2005.      (formerly PFPC Inc.) from
                                                                      January 2005 to July 2005;
                                                                      Vice President of
                                                                      Administration, 1838
                                                                      Investment Advisors, LP from
                                                                      1999 to 2005; Chief Compliance
                                                                      Officer, 1838 Investment
                                                                      Advisors, LP from 2004 to
                                                                      2005.

                                                                      N/A

WILMINGTON FUNDS -- MONEY MARKET FUNDS
--------------------------------------
   TRUSTEES AND OFFICERS -- CONTINUED
================================================================================


EXECUTIVE OFFICERS (CONTINUED)

                                        POSITION(S) HELD
                                          WITH TRUST,                   PRINCIPAL OCCUPATION(S)
                                       TERM OF OFFICE AND               DURING PAST FIVE YEARS,
 NAME, ADDRESS AND                       LENGTH OF TIME                   OTHER DIRECTORSHIPS
   DATE OF BIRTH                             SERVED                              HELD

--------------------------------   ------------------------------     ------------------------------
ANNA M. BENCROWSKY                 Chief Compliance Officer &         Chief Compliance Officer, WTIM
1100 North Market Street           Anti-Money Laundering Officer      since 2007; Vice President,
Wilmington, DE 19890                                                  WTIM since 2004; Vice
Date of Birth: 5/51                Shall serve at the pleasure of     President and Chief Compliance
                                   the Board and until successor      Officer, RSMC since 2004; Vice
                                   is elected and qualified;          President and Chief Compliance
                                   Officer since September  2004.     Officer, 1838 Investment
                                                                      Advisors, LP from 1999 to
                                                                      2004.

                                                                      N/A
--------------------------------------------------------------------------------------------------------
CHARLES CURTIS                     Vice President & Treasurer         Director Commingled Fund
1100 North Market Street                                              Operations of Wilmington Trust
Wilmington, DE 19890               Shall serve at the pleasure of     since February 2007; Vice
Date of Birth: 10/55               the Board and until successor      President of PNC Global
                                   is elected and qualified;          Investment Servicing (U.S.),
                                   Officer since February 2007.       Inc. (formerly PFPC Inc.) from
                                                                      2001 to 2007.

                                                                      N/A
--------------------------------------------------------------------------------------------------------
EDWARD W. DIFFIN, JR.              Vice President & Secretary         Director of Mutual Fund
1100 North Market Street                                              Regulatory Administration of
Wilmington, DE 19890               Shall serve at the pleasure of     WTIM since November 2006;
Date of Birth: 1/52                the Board and until successor      Coleman Counsel Per Diem from
                                   is elected and qualified;          November 2005 to November
                                   Officer since February 2007.       2006; Vice President and
                                                                      Senior Counsel of Merrill
                                                                      Lynch & Co., Inc. from 1994 to
                                                                      2005.

                                                                      N/A

WILMINGTON FUNDS -- MONEY MARKET FUNDS
--------------------------------------



VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Trust used to determine how to vote proxies relating to securities held in the Trust's portfolios is available without charge by calling the Fund at (800) 336-9970 or on the SEC's website at HTTP://WWW.SEC.GOV. Information regarding how the investment adviser voted proxies for the most recent twelve month period ended June 30, 2008 is available, without charge, by calling the Fund at (800) 336-9970 or on the SEC's website listed above.

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

TRUSTEES

Nicholas A. Giordano
Chairman of the Board

Robert H. Arnold

Dr. Eric Brucker

Ted T. Cecala

Robert J. Christian

Louis Klein Jr.

Thomas Leonard

Mark A. Sargent

OFFICERS

Neil Wolfson
President & Chief Executive Officer

John J. Kelley
Vice President & Chief Financial Officer

Charles D. Curtis
Vice President & Treasurer

Edward W. Diffin Jr.
Vice President & Secretary

Clayton M. Albright
Vice President

Joseph M. Fahey Jr.
Vice President

Anna M. Bencrowsky
Chief Compliance Officer


CUSTODIAN

Wilmington Trust Company

1100 North Market Street, Wilmington, DE 19890


INVESTMENT ADVISER AND ADMINISTRATOR

Rodney Square Management Corporation

1100 North Market Street, Wilmington, DE 19890


SUB-ADMINISTRATOR, TRANSFER AGENT, AND ACCOUNTING AGENT

PNC Global Investment Servicing (U.S.), Inc.

301 Bellevue Parkway, Wilmington, DE 19809



THIS ANNUAL REPORT IS AUTHORIZED FOR DISTRIBUTION ONLY TO SHAREHOLDERS AND TO OTHERS WHO HAVE RECEIVED A CURRENT PROSPECTUS OF THE WILMINGTON MONEY MARKET FUNDS - INSTITUTIONAL, SERVICE AND W SHARES.


                |
   WILMINGTON   |
        FUNDS   |                                                 MONEY_Ann_6/08
                |

                                                              FIXED INCOME FUNDS

                                              ANNUAL REPORT  |  JUNE 30, 2008










                                                    SHORT/INTERMEDIATE-TERM BOND
                                                               BROAD MARKET BOND
                                                                  MUNICIPAL BOND




                                      WILMINGTON    |
                                           FUNDS    |       [GRAPHIC OMITTED]

WILMINGTON FUNDS -- FIXED INCOME FUNDS
--------------------------------------

--------------------------------------------------------------------------------

CONTENTS                                                               page

President's Message .................................................     3

Expense Disclosure ..................................................    14

Disclosure of Portfolio Holdings ....................................    16

Investments .........................................................    18

Financial Statements ................................................    41

                                                                       page

Financial Highlights ................................................    46

Notes to Financial Statements .......................................    52

Report of Independent Registered
Public Accounting Firm ..............................................    58

Tax Information .....................................................    59

Trustees and Officers ...............................................    60



DESCRIPTION OF INDICES

It is not possible to invest directly in an index. All indices represented are unmanaged.

All indices assume the reinvestment of dividends and interest income unless otherwise noted.

LEHMAN U.S. AGGREGATE INDEX is an unmanaged index of USD-denominated, investment-grade, fixed-rate, taxable bond market of SEC-registered securities. The index includes bonds from the Treasury, Government-related, Corporate, MBS, ABS and CMBS sectors.

LEHMAN U.S. CORPORATE INDEX is an unmanaged index of USD-denominated, investment-grade, fixed-rate, taxable securities sold by industrial, utilities and financial issuers. The index includes publicly issued U.S. corporate and specified foreign debentures and secured notes that meet specified maturity, liquidity, and quality requirements.

LEHMAN U.S. GOVERNMENT/CREDIT INDEX is an unmanaged index of USD-denominated, investment-grade, fixed-rate, taxable bond market of SEC-registered securities. The index includes bonds from the Treasury, Government-related, and Corporate sector with maturities of 1 year or greater.

LEHMAN U.S. INTERMEDIATE CORPORATE INDEX is an unmanaged index of USD-denominated, investment-grade, fixed-rate, taxable securities sold by industrial, utilities and financial issuers. The index includes publicly issued U.S. corporate and foreign debentures and secured notes that meet specified liquidity, and quality requirements with a maturity range from 1 year and up to 10 years.

LEHMAN U.S. INTERMEDIATE GOVERNMENT/CREDIT INDEX is an unmanaged index of USD-denominated, investment-grade, fixed-rate, taxable bond market of SEC-registered securities. The index includes bonds from the Treasury, Government-related and Corporate sectors with a maturity range from 1 year and up to 10 years.

LEHMAN U.S. MUNICIPAL INDEX is an unmanaged index that tracks performance of the USD-denominated long-term tax-exempt bond market. The Index has four main sectors: state and local general obligation bonds, revenue bonds, Insured bonds, and prerefunded bonds.

LEHMAN U.S. SHORT/INTERMEDIATE MUNICIPAL INDEX is an unmanaged index that tracks performance of municipal bonds issued after December 31, 1990 with remaining maturities between 1 and 10 years and at least $7 million in outstanding principal.

LEHMAN U.S. TREASURY 10-20 YEAR INDEX is an unmanaged index of fixed-rate coupon-bearing U.S. Treasury securities with a maturity range of 10 to 20 years.

LEHMAN U.S. TREASURY TIPS INDEX is an unmanaged index of USD-denominated, investment-grade, fixed-rate, publicly issued, U.S. Treasury inflation-protected securities that have at least 1 year remaining to maturity and have $250 million or more of outstanding face value.

WILMINGTON FUNDS -- FIXED INCOME FUNDS
--------------------------------------
   DESCRIPTIONS OF INDICES -- CONTINUED
--------------------------------------------------------------------------------

MERRILL LYNCH 1-10 YEAR U.S. TREASURY INDEX is an unmanaged index of fixed-rate coupon-bearing U.S. Treasury securities with a maturity range of 1 to 10 years.

MERRILL LYNCH U.S. TREASURY MASTER INDEX is an unmanaged index of fixed-rate coupon-bearing U.S. Treasury securities with a maturity range of 1 to 30 years.

S&P/CASE-SHILLER(R) U.S. NATIONAL HOME PRICE INDEX measures the residential housing market, tracking changes in the value of the residential real estate market in 20 metropolitan regions across the United States.

STANDARD & POOR'S/CASE-SHILLER(R) U.S. NATIONAL HOME PRICE INDEX IS A REGISTERED TRADEMARK OF STANDARD & POOR'S CORPORATION, A DIVISION OF THE MCGRAW-HILL COMPANIES, INC.

LEHMAN U.S. AGGREGATE INDEX, LEHMAN U.S. CORPORATE INDEX, LEHMAN U.S. GOVERNMENT/CREDIT INDEX, LEHMAN U.S. INTERMEDIATE CORPORATE INDEX, LEHMAN U.S. INTERMEDIATE GOVERNMENT/CREDIT INDEX, LEHMAN U.S. MUNICIPAL INDEX, LEHMAN U.S. SHORT/INTERMEDIATE MUNICIPAL INDEX, LEHMAN U.S. TREASURY 10-20 YEAR INDEX, AND LEHMAN U.S. TREASURY TIPS INDEX(C) LEHMAN BROTHERS.

WILMINGTON FUNDS -- FIXED INCOME FUNDS
--------------------------------------
   PRESIDENT'S MESSAGE
--------------------------------------------------------------------------------

DEAR SHAREHOLDER:

   When the Funds' fiscal year closed on June 30, 2008, investors had endured 12 months of economic challenges. Financial market struggles were pervasive and painful during the period. At the time of this report, lingering concerns on many fronts have left investors trying to navigate a rocky economic landscape.

THE SUBPRIME STORM PUMMELED THE MARKETS

   The subprime mortgage tempest was identified in early 2007 and ultimately created a full-blown crisis in the credit markets by year-end. Since then, it has become clear that the storm was primarily caused by a mix of excessive consumer borrowing, overly lenient mortgage lending practices, and declining home equity values. The contagion spread when risky mortgages were repackaged into asset-backed securities and other structured investment vehicles. As the credit storm roiled into early 2008, it battered certain investment banks, forcing them to take multi-billion dollar write-downs.

   By spring 2008, economic news was gloomy. The Standard & Poor's/Case-Shiller(R) U.S. National Home Price Index, which tracks 20 urban areas, posted a record low of -15.3% for the 12 months ended April 30, 2008. Dramatically rising energy prices also hurt consumer confidence.

THE FED TOOK A RANGE OF ACTIONS TO HELP

   During most of the fiscal year, the Federal Reserve Open Market Committee (the "Fed") took measures to lower its benchmark rate. During the 12 months ended June 30, 2008, the Fed made seven rate cuts, two of which were as large as 0.75% each, to eventually reach at 2% on April 30, 2008, a level not seen since December 2004. Policymakers also took unprecedented action in their controversial bailout of investment bank Bear Stearns, and then opened their discount window to others. During a scheduled late-June meeting, the Fed decided to keep its rate unchanged at 2%, a decision many believe revealed both a turning point and a new focus for policymakers--their fear of igniting inflation. The Fed's concerns also extended to rapidly rising commodity prices and declines in the value of the U.S. dollar abroad. At the end of the period, policymakers looked to shore up financial firms and the credit market by making it easier for private equity companies to invest in banks.

ECONOMIC WORRIES POWERED A PUSH FOR QUALITY BONDS

   The credit markets continued to bear the weight of economic uncertainty for the first nine months of the fiscal year, generating a long reign of favor for the U.S. Treasury market. Safety and liquidity were paramount to investors seeking a haven from the distressed credit markets, and U.S. Treasuries provided both. During early 2008, credit market watchers focused on the plight of certain investment banks, particularly Bear Stearns, and Treasuries became even more attractive. For the 12 months ended June 30, 2008, the Lehman U.S. Aggregate Index returned 7.1%, while the Lehman U.S. Treasury 10-20 Year Index returned 12.2%. Treasury Inflation Protected Securities (TIPS) performed even better for the same period, with the Lehman U.S. Treasury TIPS Index returning 15.1%.

   By spring 2008, some credit market problems began to show signs of easing. The flight to quality began to slowly decrease, as it seemed to some that the credit markets were stabilizing. The Fed's actions to bolster investment banks alleviated concern about the potentially catastrophic outcome of one or more collapsing. In June, inflation began to appear as a new concern. Skyrocketing oil prices--and the rapidly rising cost of food, among other essentials--became big concerns for consumers. Faced with pain at the pump, higher costs at the supermarket, and well aware of declining home values, consumers showed a lack of confidence. To add to already tough times, the Bureau of Labor Statistic's June employment summary showed continued weakness, with job losses (nonfarm payroll) reaching 62,000.

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WILMINGTON FUNDS -- FIXED INCOME FUNDS
--------------------------------------
   PRESIDENT'S MESSAGE -- CONTINUED
--------------------------------------------------------------------------------

MUNICIPALS WERE NOT FREE FROM PAIN

   As with many other capital markets, the municipal bond market was hit hard in late fall 2007 by the subprime mortgage crisis. Losses due to subprime exposure shook municipal bond insurance firms like MBIA, Inc. (MBIA) and Ambac Financial Group, Inc. (Ambac). Together, the two apply their corporate guarantees to about half of all U.S. municipal bonds. By year-end 2007, the firms began to pursue raising capital in order to solidify their AAA ratings, however their situations--and ratings--continued to decline. In late June 2008, Moody's downgraded MBIA from AAA to A2 and Ambac from AAA to Aa3, both actions causing further concern about the vitality of the insuring firms. For the 12 months ended June 30, 2008, the Lehman U.S. Municipal Index returned 3.2%.

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

WILMINGTON SHORT/INTERMEDIATE-TERM BOND AND BROAD MARKET BOND FUNDS

   The following comments cover the Wilmington Short/Intermediate-Term Bond Fund and the Wilmington Broad Market Bond Fund (the "Funds").

   The Wilmington Short/Intermediate-Term Bond Fund ("Short/Intermediate Fund") and Wilmington Broad Market Bond Fund ("Broad Market Fund") are designed to give shareholders broad exposure to the dynamics of the taxable fixed income bond market with a stable flow of income. The Adviser attempts to accomplish this goal by applying a disciplined and systematic investment process to actively manage a core portfolio of investment grade notes and bonds from a wide range of taxable market sectors. The major difference between the Short/Intermediate Fund and the Broad Market Fund is the exposure to interest rate risk. The Short/Intermediate Fund has the lower risk exposure to interest rates and finished the fiscal year with an effective duration of 3.64 years. The Broad Market Fund had an effective duration of 5.05 years at the same point in time.

   The first half of the fiscal year was dominated by the evolving credit crisis. The crisis began to take hold late in the second quarter of 2007 but took control of the financial markets during the last six months. The problems began with the recognition that many low-income borrowers were faced with interest rate resets that would make it impossible for them to continue paying off their loans. These mortgage loans had been generated by banks and mortgage brokers who had packaged these securities into Residential Mortgage Backed Securities (RMBS) that were sold to investors and to those building another type of structured financial vehicle or Collateralized Debt Obligation (CDO). The initial problems quickly created a liquidity crisis that forced many firms to draw down on their lines of credit. As the banking system became more involved in meeting these credit needs, the costs derived on key lending indices such as three-month LIBOR shot up. The Fed, which seemed content to keep interest rates steady, had to shift gears to bring liquidity back into the financial markets. A series of actions involving first a discount rate cut and second a sizeable cut in the overnight Federal Funds rate of 50 basis points helped to stabilize the markets. While liquidity began to return, helping to restore confidence, the problems for investors owning securitized mortgage backed investments was only getting more difficult as pricing these securities in the face of unknown losses was very difficult. Ultimately, this sparked the second round of problems as the market calm gave way to an even stronger storm than before.

   The fixed income markets reacted in a predictable fashion as Treasury securities rallied in the face of a flight-to-quality shift by the markets away from risky assets. Ten-Year Treasury Notes fell by 71 basis points during the three-month period from June 30, 2007 to September 30, 2007. At the same time, interest rate spreads between corporate bonds and U.S. Treasuries, as measured by Lehman U.S. Corporate Index widened by 50 basis points to 152 basis points. This caused the corporate bond market to under perform Treasuries as it generated a negative 244 basis points of excess return for the three-month period.

WILMINGTON FUNDS -- FIXED INCOME FUNDS
--------------------------------------
   PRESIDENT'S MESSAGE -- CONTINUED
--------------------------------------------------------------------------------

   With financial firms confronting earnings reports for the quarter ended September 30, the market was forced to come to grips with the magnitude of the evolving story. In mid-October, Citicorp and Merrill Lynch both reported losses that stunned investors. These losses were far higher than expected and resulted in both companies discharging their management teams. The market stability quickly gave ground to a fresh round of credit concerns and risk aversion moves. The Treasury market was again the principal beneficiary with interest rates moving down and the yield curve steepening. Ten-Year Treasury Notes fell another 55 basis points to finish the calendar year at a yield of 4.02% while Two-Year Treasury Notes shed 90 basis points to yield 3.05% at the end of 2007. The Fed acted methodically with cuts in the overnight Federal Funds rate of 25 basis points at their two meetings during the quarter. This brought the overnight rate down to 4.25% by the end of December, a decline of 100 basis points since the beginning of the semi-annual period. Credit concerns lifted the spreads on corporate bonds, with the spread on the Lehman U.S. Corporate Index advancing to 208 basis points by December 31, 2007, an increase of 56 basis points from the end of the previous quarter. Spreads in the Government Mortgage market were also wider as increased volatility and extension concerns added risk to this market. These spreads moved out by 47 basis points during the last three months of 2007.

   During the first several months of 2008, the fixed income markets continued to experience the same themes seen at the end of 2007. The Treasury market continued to be the strongest performing sector as quality trumped yield. The market was helped by very aggressive actions on the part of the Fed to trim short-term interest rates. This was not the expectation at the start of 2008 as most expectations were for a relatively slow-moving Fed to cut rates by 25 basis points at each of their meetings. However, this soon fell by the wayside. Late in 2007, the economic data began to turn ominous and as we moved into the early part of this year, the situation became worse. Employment growth which had been a bulwark indicator for those more positive on the economy finally generated negative job growth numbers. While sub-prime losses made the major headlines, the banking industry had begun shuttering their credit windows making money available to only their best clients. With credit standards tightening and asset prices declining, a classic de-leveraging process had begun. Historically these have been very difficult to stop. Lower asset prices force credit standards to tighten which further dampens economic activity and triggers another round of asset price depreciation. The cycle begins anew. The Fed responded to this situation with an unprecedented round of rate cuts in January where the overnight rate was cut first by 75 basis points in a rare inter-meeting move and then by another 50 basis points at their regular Open Market Committee Meeting. The Fed next met in the wake of the Bear Stearns crisis where they sliced another 75 basis points off of overnight rates. Short-term Treasury rates followed the Fed's lead with six-month Treasury rates down 190 bps. The Treasury yield curve steepened dramatically over the quarter as Ten-Year Treasuries only fell 59 bps and finished 181 basis points higher than the Two-Year Treasury. This difference was less than 100 bps at the end of 2007.

   As the second quarter of 2008 got under way, investors appeared generally upbeat. The Fed had just engineered JPMorgan Chase's acquisition of Bear Stearns. By June, however, anxiety ruled once more. Equity prices tumbled amid mounting concerns about problems beyond the realm of housing and residential mortgages. In the bond market, higher U.S. Treasury yields more than offset income returns, leading to negative total returns in many sectors. During the opening weeks of the second quarter, U.S. Treasury yields began to rise again, as the market began to shed its flight-to-quality characteristics. From a starting point of 3.40%, Ten-Year Treasury Notes added almost 90 basis points of yield (0.90%) to reach 4.27% by mid-June. Relief was evident in the corporate credit markets too. Spreads against Treasuries, as measured by the Lehman U.S. Intermediate Corporate Index, shrank from 315 basis points (3.15%) to 253 basis points (2.53%) during the first half of the quarter. Equity investors got into the act too, pushing the S&P 500 Index from 1,323 to 1,440 by mid-May. The Fed appeared to end its rate-cutting cycle at the end of April, dropping its target rate for overnight interbank lending to 2.00%.

WILMINGTON FUNDS -- FIXED INCOME FUNDS
--------------------------------------
   PRESIDENT'S MESSAGE -- CONTINUED
--------------------------------------------------------------------------------

   However, the euphoria proved short-lived as the grim realities of the aftermath of the credit squeeze began to take hold in June. The Fed's efforts to provide monetary stimulus have been offset by the unwillingness of the banking system at large to ease credit conditions. With more losses recorded during the first quarter, the Fed's survey of senior lending officers in early May revealed that there was no improvement in the appetite for more generous lending activities. If the Fed's efforts at monetary stimulus were held in check, its efforts to provide ample liquidity were not lost on the foreign exchange and commodity markets. The U.S. dollar weakened considerably during the first quarter, when the Fed cut rates 3 times. With the price of commodities such as oil denominated in U.S. dollars, the lost value of the dollar has been offset by increases in the commodity price. However, exchange rate pressures are only part of the story with commodity prices, as overseas growth has stimulated demand for many basic industrial commodities. Add to this the demand from investors seeking ways to make money in a poor environment for traditional asset classes and the quarter witnessed another dramatic increase in raw material prices.

   Before presenting the results for the Funds, we wish to point out that none of the Funds had any exposure to sub-prime mortgages, CDOs or Structured Investment Vehicles (SIVs) during the past year. In fulfilling our objective of providing a broad-based exposure to the fixed income market, the Funds do have corporate bond holdings in financial service firms that have exposure to these adversely impacted instruments. However, all of these investments currently meet the credit criteria required of the Funds' investments.

WILMINGTON SHORT/INTERMEDIATE-TERM BOND FUND

   The Institutional Shares of the Short/Intermediate Fund performed well over the year ended June 30, 2008 with a total return of 6.65%. The total return trailed the benchmark Lehman U.S. Intermediate Government/Credit Index which had a total return of 7.37% over the same period. The Short/Intermediate Fund performed well against its Lipper Short/Intermediate Investment Grade Debt Funds universe by placing in the 13th percentile out of 144 funds for the one-year period, in the 10th percentile out of 133 funds for the 3-year period, in the 11th percentile out of 119 funds for the 5-year period, and in the 11th percentile out of 68 funds for the 10-year period, based on total returns as of June 30, 2008.

   The Short/Intermediate Fund's underperformance relative to its benchmark is a result of two factors. First, the strong showing of the Treasury market versus the rest of the fixed income market had a negative impact on performance as the Fund held fewer Treasury securities than the benchmark. The Fund seeks to provide strong income returns and in order to meet this objective it invests more heavily in the higher income producing sectors of the fixed income markets. The second factor relates to our interest rate sensitivity. The Short/Intermediate Fund's interest rate sensitivity is set by a combination of factors including price trends and economic factors. During the outset of the credit crisis, the economy remained fairly strong which caused us to be somewhat cautious in taking an aggressive interest rate sensitive position. As a result, the Fund did not add as much value as the benchmark did from the decline in interest rates.

   Given the Fund's strong showing against its peer group, we conclude that we were not alone in having to navigate these headwinds and, in fact, performed far better than most in this endeavor.

   The Fund's underperformance relative to its benchmark was partially reversed during the last quarter of the fiscal year. During the second quarter of 2008 when interest rates began to move slightly higher and spreads contracted, the Fund actually outperformed its benchmark. During the second quarter of 2008, the Fund lost 1.11% versus a loss of 1.53% by the Lehman U.S. Intermediate
Government/Credit Index. This performance reflected a partial recovery as the Fund's defensive interest rate sensitivity position and overweight in non-Treasury sectors worked in its favor, after contributing to the underperformance during the previous quarters.

WILMINGTON FUNDS -- FIXED INCOME FUNDS
--------------------------------------
   PRESIDENT'S MESSAGE -- CONTINUED
--------------------------------------------------------------------------------


   During periods such as the one just passed, credit quality remains vitally important and the Short/Intermediate Fund met this need with an average quality rating of Aa1.

   The following graph and performance table compares the Short/Intermediate Fund with that of the Lehman U.S. Intermediate Government/Credit Index and the Merrill Lynch 1-10 Year U.S. Treasury Index.


[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA USED IN PRINTED GRAPHIC AS FOLLOWS:

                       SHORT/INTERMEDIATE-TERM BOND FUND
       COMPARISON OF CHANGE IN VALUE OF A HYPOTHETICAL $10,000 INVESTMENT

                       Short/
                 Intermediate-Term       Lehman U.S.
                     Bond Fund --         Intermediate       Merrill Lynch
                    Institutional      Government/Credit     1-10 Year U.S.
                       Shares               Index           Treasury Index

6/30/98                $10,000             $10,000              $10,000
6/30/99                 10,346              10,419               10,450
6/30/00                 10,789              10,858               10,943
6/30/01                 11,890              12,058               12,026
6/30/02                 12,732              13,044               12,991
6/30/03                 14,094              14,456               14,041
6/30/04                 14,063              14,448               13,986
6/30/05                 14,696              15,138               14,508
6/30/06                 14,659              15,111               14,504
6/30/07                 15,506              15,982               15,269
6/30/08                 16,538              17,160               16,754


--------------------------------------------------------------------------------
                        SHORT/INTERMEDIATE-TERM BOND FUND

                                             Average Annual Total Returns
                                      ------------------------------------------
                                                                      SINCE
                                      1 YEAR    5 YEARS   10 YEARS  INCEPTION(1)
                                      ------    -------   --------  ------------
 Short/Intermediate-Term Bond Fund
  -- Institutional Shares              6.65%      3.25%     5.16%       NA
  -- A Shares (with sales charge)(2)   4.27%        NA        NA       2.74%
  -- A Shares at NAV                   6.40%        NA        NA       3.19%
 Lehman U.S. Intermediate
  Government/Credit Index              7.37%      3.49%     5.55%      3.96%
 Merrill Lynch 1-10 Year
  U.S. Treasury Index                  9.73%      3.60%     5.30%      4.06%

----------
FUND EXPENSE RATIOS(3): INSTITUTIONAL SHARES -- 0.57%, A SHARES -- 0.82%
--------------------------------------------------------------------------------

WILMINGTON FUNDS -- FIXED INCOME FUNDS
--------------------------------------
   PRESIDENT'S MESSAGE -- CONTINUED
--------------------------------------------------------------------------------


----------
THE GRAPH SHOWS THE CHANGE IN VALUE OF A HYPOTHETICAL $10,000 INVESTMENT IN INSTITUTIONAL SHARES OF THE FUND FOR THE TEN YEAR PERIOD ENDED JUNE 30, 2008, COMPARED TO THE PERFORMANCE OF THE FUND'S BENCHMARK INDICES FOR THE SAME PERIOD. RETURNS FOR THE A SHARES ARE LOWER THAN THE INSTITUTIONAL SHARES BECAUSE THEY ARE SUBJECT TO A MAXIMUM FRONT-END SALES CHARGE OF 2.00% AND ADDITIONAL ANNUAL EXPENSES SUCH AS A 0.25% DISTRIBUTION FEE (12B-1). A SHARES COMMENCED OPERATIONS ON OCTOBER 7, 2003. ENDING VALUES AND TOTAL RETURNS SHOWN IN THE TABLE ASSUME THE REINVESTMENT OF ALL DISTRIBUTIONS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF SHARES. TOTAL RETURNS WOULD BE LOWER HAD CERTAIN FEES AND EXPENSES NOT BEEN WAIVED AND/OR REIMBURSED.

PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE. SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT
PERFORMANCE MAY BE LOWER OR HIGHER THAN THAT SHOWN HERE. PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END IS AVAILABLE BY CALLING 800-336-9970.

AN INVESTMENT IN THE FUND IS NOT INSURED BY THE FDIC OR ANY OTHER GOVERNMENTAL AGENCY, IS NOT A DEPOSIT OF OR OTHER OBLIGATION OF OR GUARANTEED BY WILMINGTON TRUST OR ANY OTHER BANK OR ENTITY, AND IS SUBJECT TO RISKS INCLUDING A POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.

(1) NO SINCE INCEPTION RETURN IS PROVIDED FOR SHARE CLASSES THAT HAVE BEEN IN EXISTENCE FOR MORE THAN TEN YEARS. THE SINCE INCEPTION RETURNS SHOWN FOR A SHARES ARE FOR THE PERIOD OCTOBER 7, 2003 (COMMENCEMENT OF OPERATIONS) THROUGH JUNE 30, 2008. THE SINCE INCEPTION RETURNS PROVIDED FOR THE INDICES ARE FOR THE PERIOD OCTOBER 31, 2003 THROUGH JUNE 30, 2008.

(2) PERFORMANCE REFLECTS THE DEDUCTION OF THE 2.00% MAXIMUM FRONT-END SALES CHARGE.

(3) THE EXPENSE RATIOS SHOWN ARE FROM THE MOST RECENT PROSPECTUS DATED NOVEMBER 1, 2007 AND MAY DIFFER FROM THE EXPENSE RATIOS DISCLOSED IN THE FINANCIAL HIGHLIGHTS TABLE IN THIS REPORT.


WILMINGTON BROAD MARKET BOND FUND

   The Institutional Shares of the Broad Market Fund performed well over the year ended June 30, 2008 with a total return of 6.03%. This was below the Lehman U.S. Government/Credit Index which had a total return of 7.24% over the same period. Performance against the Lipper Intermediate Investment Grade Universe peer group was quite good. The Fund placed in the 29th percentile out of 557 funds in its Lipper universe for the one-year period, in the 18th percentile out of 464 funds for the 3-year period, in the 38th percentile out of 393 funds for the 5-year period, and in the 22nd percentile out of 189 funds for the 10-year period, based on total returns as of June 30, 2008.

   The Broad Market Fund's underperformance relative to its benchmark is a result of two factors. First, the strong showing of the Treasury market versus the rest of the fixed income market had a negative impact on performance as the Fund held fewer Treasury securities than the benchmark. The Fund seeks to provide strong income returns and in order to meet this objective it invests more heavily in the higher income producing sectors of the fixed income markets. The second factor relates to our interest rate sensitivity. The Broad Market Fund's interest rate sensitivity is set by a combination of factors including price trends and economic factors. During the outset of the credit crisis, the economy remained fairly strong which caused us to be somewhat cautious in taking an aggressive interest rate sensitive position. As a result, the Fund did not add as much value as the benchmark did from the decline in interest rates.

   Given the Fund's strong showing against its peer group, we conclude that we were not alone in having to navigate these headwinds and, in fact, performed far better than most in this endeavor.

WILMINGTON FUNDS -- FIXED INCOME FUNDS
--------------------------------------
   PRESIDENT'S MESSAGE -- CONTINUED
--------------------------------------------------------------------------------

   The Fund's underperformance relative to its benchmark was partially reversed during the last quarter of the fiscal year. During the second quarter of 2008 when interest rates began to move slightly higher and spreads contracted, the Fund actually outperformed its benchmark. During the second quarter of 2008, the Fund lost 1.03% versus a loss of 1.51% by the Lehman U.S. Government/Credit Index. This performance reflected a partial recovery as the Fund's defensive interest rate sensitivity position and overweight in non-Treasury sectors worked in its favor after contributing to the underperformance during the previous quarters.

   During periods such as the one just passed, credit quality remains vitally important and the Broad Market Bond Fund met this need with an average quality rating of Aa2.

   The following graph and performance table compares the performance of the Broad Market Fund with that of the Lehman U.S. Government/Credit Index and the Merrill Lynch U.S. Treasury Master Index.


[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA USED IN PRINTED GRAPHIC AS FOLLOWS:

                             BROAD MARKET BOND FUND
       COMPARISON OF CHANGE IN VALUE OF A HYPOTHETICAL $10,000 INVESTMENT

               BROAD MARKET
               BOND FUND --    LEHMAN U.S.     MERRILL LYNCH
              INSTITUTIONAL    GOVERNMENT/     U.S. TREASURY
                  SHARES       CREDIT INDEX     MASTER INDEX

6/30/98          $10,000         $10,000          $10,000
6/30/99           10,208          10,269           10,305
6/30/00           10,690          10,711           10,857
6/30/01           11,770          11,905           11,917
6/30/02           12,599          12,887           12,920
6/30/03           14,208          14,581           14,423
6/30/04           14,048          14,477           14,209
6/30/05           15,003          15,529           15,198
6/30/06           14,815          15,293           14,962
6/30/07           15,773          16,211           15,779
6/30/08           16,724          17,384           17,412


--------------------------------------------------------------------------------
                             BROAD MARKET BOND FUND

                                            Average Annual Total Returns
                                     ------------------------------------------
                                                                      SINCE
                                      1 YEAR    5 YEARS   10 YEARS  INCEPTION(1)
                                      ------    -------   --------  ------------
 Broad Market Bond Fund
  -- Institutional Shares              6.03%      3.31%     5.28%       NA
  -- A Shares (with sales charge)(2)   3.53%        NA        NA       3.64%
  -- A Shares at NAV                   5.64%        NA        NA       4.48%
 Lehman U.S.
  Government/Credit Index              7.24%      3.58%     5.69%      4.78%
 Merrill Lynch U.S.
  Treasury Master Index               10.35%      3.84%     5.70%      5.75%

----------
FUND EXPENSE RATIOS(3): INSTITUTIONAL SHARES -- 0.70%, A SHARES -- 0.95%
--------------------------------------------------------------------------------

WILMINGTON FUNDS -- FIXED INCOME FUNDS
--------------------------------------
   PRESIDENT'S MESSAGE -- CONTINUED
--------------------------------------------------------------------------------


----------
THE GRAPH SHOWS THE CHANGE IN VALUE OF A HYPOTHETICAL $10,000 INVESTMENT IN INSTITUTIONAL SHARES OF THE FUND FOR THE TEN YEAR PERIOD ENDED JUNE 30, 2008, COMPARED TO THE PERFORMANCE OF THE FUND'S BENCHMARK INDICES FOR THE SAME PERIOD. RETURNS FOR THE A SHARES ARE LOWER THAN THE INSTITUTIONAL SHARES BECAUSE THEY ARE SUBJECT TO A MAXIMUM FRONT-END SALES CHARGE OF 2.00% AND ADDITIONAL ANNUAL EXPENSES SUCH AS A 0.25% DISTRIBUTION FEE (12B-1). A SHARES COMMENCED OPERATIONS ON DECEMBER 20, 2005. ENDING VALUES AND TOTAL RETURNS SHOWN IN THE TABLE ASSUME THE REINVESTMENT OF ALL DISTRIBUTIONS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF SHARES. TOTAL RETURNS WOULD BE LOWER HAD CERTAIN FEES AND EXPENSES NOT BEEN WAIVED AND/OR REIMBURSED.

PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE. SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT
PERFORMANCE MAY BE LOWER OR HIGHER THAN THAT SHOWN HERE. PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END IS AVAILABLE BY CALLING 800-336-9970.

AN INVESTMENT IN THE FUND IS NOT INSURED BY THE FDIC OR ANY OTHER GOVERNMENTAL AGENCY, IS NOT A DEPOSIT OF OR OTHER OBLIGATION OF OR GUARANTEED BY WILMINGTON TRUST OR ANY OTHER BANK OR ENTITY, AND IS SUBJECT TO RISKS INCLUDING A POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.

(1) NO SINCE INCEPTION RETURN IS PROVIDED FOR SHARE CLASSES THAT HAVE BEEN IN EXISTENCE FOR MORE THAN TEN YEARS. THE SINCE INCEPTION RETURNS SHOWN FOR THE A SHARES ARE FOR THE PERIOD DECEMBER 20, 2005 (COMMENCEMENT OF OPERATIONS) THROUGH JUNE 30, 2008. THE SINCE INCEPTION RETURNS PROVIDED FOR THE INDICES ARE FOR THE PERIOD DECEMBER 31, 2005 THROUGH JUNE 30, 2008.

(2) PERFORMANCE REFLECTS THE DEDUCTION OF THE 2.00% MAXIMUM FRONT-END SALES CHARGE.

(3) THE EXPENSE RATIOS SHOWN ARE FROM THE MOST RECENT PROSPECTUS DATED NOVEMBER 1, 2007 AND MAY DIFFER FROM THE EXPENSE RATIOS DISCLOSED IN THE FINANCIAL HIGHLIGHTS TABLE IN THIS REPORT.



WILMINGTON MUNICIPAL BOND FUND

   The Wilmington Municipal Bond Fund (the "Fund") is an intermediate, high-quality Fund designed to produce a high level of income that is exempt from Federal income taxes while seeking preservation of capital. The basic investment strategy is to identify and purchase the undervalued sectors of the municipal market. The Fund normally seeks to be fully invested with an average maturity in the 5 to 10 year range.

   On June 30, 2008, the Fund had an average effective maturity of 7.45 years, a duration of 5.75 years and an average coupon of 5.05%, versus the target Lehman U.S. Short/Intermediate Municipal Index, which had an average effective maturity of 4.25 years, a duration of 3.67 years and an average coupon of 5.10%.

   Performance for the Institutional Shares of the Fund for the fiscal year ending June 30, 2008 was 4.09%, versus the Lipper Intermediate Municipal Debt Funds peer group of 3.16% and the Lehman U.S. Short/Intermediate Municipal Index of 5.46%. The Fund placed in the 22nd percentile out of 159 funds in its Lipper universe for the one-year period, in the 13th percentile out of 140 funds for the 3-year period, in the 45th percentile out of 124 funds for the 5-year period, and in the 59th percentile out of 77 funds for the 10-year period, based on total returns as of June 30, 2008.

   During the year, the municipal market experienced a great deal of intra-period volatility as the credit crisis, bond insurance downgrades, auction-rate market collapse, and the market view of the economy was subject to constant and radical revisions.

WILMINGTON FUNDS -- FIXED INCOME FUNDS
--------------------------------------
   PRESIDENT'S MESSAGE -- CONTINUED
--------------------------------------------------------------------------------

[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA USED IN PRINTED GRAPHIC AS FOLLOWS:


                      MMD AAA-RATED MUNICIPAL YIELD CURVE
  YEARS TO
  MATURITY         6/29/07  6/30/08

     1              3.70     1.70
     2              3.76     2.63
     3              3.81     2.99
     4              3.85     3.20
     5              3.88     3.33
     6              3.91     3.45
     7              3.94     3.56
     8              3.98     3.67
     9              4.02     3.79
     10             4.07     3.90
     11             4.12     4.00
     12             4.16     4.10
     13             4.19     4.17
     14             4.22     4.23
     15             4.25     4.28
     16             4.28     4.33
     17             4.30     4.38
     18             4.32     4.43
     19             4.33     4.48
     20             4.34     4.53


   Over the year, the AAA-rated municipal yield curve moved from unusually flat to extremely steep. The year also witnessed a tremendous aversion to risk from investors with only the highest quality municipal bonds receiving strong bids in the secondary market. This fear has created an excellent opportunity for those investors willing to sacrifice short-term performance during this time of stress. Credit spreads have become extremely wide in the investment grade municipal bond universe and investors are being well rewarded for doing their credit research. The Fund has been steering this course since the beginning of 2008 and anticipated underperforming the benchmark during this time of fear as it would be more heavily weighted in shorter maturity, higher-quality municipals.

   As the size and extent of the problems relating to municipals becomes more apparent, the fear of uncertainty will subside. This will produce a more normalized shape to the yield curve as either short yields rise with inflation being dominant over a slowing economy or long-term rates fall as the economic slowdown reduces inflationary pressures. Either outcome we anticipate should reduce the severe steepness in the current municipal yield curve. Additionally, general credit spreads will tighten as credit issues become less global and more idiosyncratic in nature. We believe our thorough credit analysis and current yield curve positioning has the Fund well positioned to capture the performance these changes in market behavior should produce.

WILMINGTON FUNDS -- FIXED INCOME FUNDS
--------------------------------------
   PRESIDENT'S MESSAGE -- CONTINUED
--------------------------------------------------------------------------------

   The following graph and performance table compares the Municipal Bond Fund with that of the Lehman U.S. Short/Intermediate Municipal Index.


[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA USED IN PRINTED GRAPHIC AS FOLLOWS:

                              MUNICIPAL BOND FUND
       COMPARISON OF CHANGE IN VALUE OF A HYPOTHETICAL $10,000 INVESTMENT



                      MUNICIPAL BOND FUND        LEHMAN U.S. SHORT/INTERMEDIATE
                    -- INSTITUTIONAL SHARES             MUNICIPAL INDEX

6/30/98                     $10,000                        $10,000
6/30/99                      10,327                         10,219
6/30/00                      10,730                         10,567
6/30/01                      11,625                         11,406
6/30/02                      12,389                         12,081
6/30/03                      13,240                         12,897
6/30/04                      13,308                         12,814
6/30/05                      13,912                         13,399
6/30/06                      13,987                         13,459
6/30/07                      14,551                         14,017
6/30/08                      15,345                         14,590


--------------------------------------------------------------------------------
                               MUNICIPAL BOND FUND

                                            Average Annual Total Returns
                                     ------------------------------------------
                                                                      SINCE
                                      1 YEAR    5 YEARS   10 YEARS  INCEPTION(1)
                                      ------    -------   --------  ------------
 Municipal Bond Fund
  -- Institutional Shares              4.09%      2.50%       3.85%       NA
  -- A Shares (with sales charge)(2)   1.79%        NA          NA      2.37%
  -- A Shares at NAV                   3.86%        NA          NA      3.19%
 Lehman U.S. Short/Intermediate
  Municipal Index                      5.46%      3.00%       4.38%     3.89%

FUND EXPENSE RATIOS(3): INSTITUTIONAL SHARES -- 0.65%, A SHARES -- 0.90%
--------------------------------------------------------------------------------

WILMINGTON FUNDS -- FIXED INCOME FUNDS
--------------------------------------
   PRESIDENT'S MESSAGE -- CONTINUED
--------------------------------------------------------------------------------


----------
THE GRAPH SHOWS THE CHANGE IN VALUE OF A HYPOTHETICAL $10,000 INVESTMENT IN INSTITUTIONAL SHARES OF THE FUND FOR THE TEN YEAR PERIOD ENDED JUNE 30, 2008, COMPARED TO THE PERFORMANCE OF THE FUND'S BENCHMARK INDEX FOR THE SAME PERIOD. RETURNS FOR THE A SHARES ARE LOWER THAN THE INSTITUTIONAL SHARES BECAUSE THEY ARE SUBJECT TO A MAXIMUM FRONT-END SALES CHARGE OF 2.00% AND ADDITIONAL ANNUAL EXPENSES SUCH AS A 0.25% DISTRIBUTION FEE (12B-1). A SHARES COMMENCED OPERATIONS ON DECEMBER 20, 2005. ENDING VALUES AND TOTAL RETURNS SHOWN IN THE TABLE ASSUME THE REINVESTMENT OF ALL DISTRIBUTIONS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF SHARES. TOTAL RETURNS WOULD BE LOWER HAD CERTAIN FEES AND EXPENSES NOT BEEN WAIVED AND/OR REIMBURSED.

PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE. SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT
PERFORMANCE MAY BE LOWER OR HIGHER THAN THAT SHOWN HERE. PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END IS AVAILABLE BY CALLING 800-336-9970.

AN INVESTMENT IN THE FUND IS NOT INSURED BY THE FDIC OR ANY OTHER GOVERNMENTAL AGENCY, IS NOT A DEPOSIT OF OR OTHER OBLIGATION OF OR GUARANTEED BY WILMINGTON TRUST OR ANY OTHER BANK OR ENTITY, AND IS SUBJECT TO RISKS INCLUDING A POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.

(1) NO SINCE INCEPTION RETURN IS PROVIDED FOR SHARE CLASSES THAT HAVE BEEN IN EXISTENCE FOR MORE THAN TEN YEARS. THE SINCE INCEPTION RETURNS SHOWN FOR A SHARES ARE FOR THE PERIOD DECEMBER 20, 2005 (COMMENCEMENT OF OPERATIONS) THROUGH JUNE 30, 2008. THE SINCE INCEPTION RETURNS PROVIDED FOR THE INDEX ARE FOR THE PERIOD DECEMBER 31, 2005 THROUGH JUNE 30, 2008.

(2) PERFORMANCE REFLECTS THE DEDUCTION OF THE 2.00% MAXIMUM FRONT-END SALES CHARGE.

(3) THE EXPENSE RATIOS SHOWN ARE FROM THE MOST RECENT PROSPECTUS DATED NOVEMBER 1, 2007 AND MAY DIFFER FROM THE EXPENSE RATIOS DISCLOSED IN THE FINANCIAL HIGHLIGHTS TABLE IN THIS REPORT.





   We invite your comments and questions and thank you for your investment in the Wilmington Fixed Income Funds. We look forward to reviewing our investment outlook and strategy with you in our next report to shareholders.

                                         Sincerely,



                                         /s/ Neil Wolfson

                                         Neil Wolfson
                                         President


July 23, 2008


YOU SHOULD CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES OF THE FUNDS CAREFULLY BEFORE INVESTING. A PROSPECTUS WITH THIS AND OTHER INFORMATION MAY BE OBTAINED BY CALLING 800-336-9970 OR VISITING THE FUNDS' WEBSITE AT WWW.WILMINGTONFUNDS.COM. THE PROSPECTUS SHOULD BE READ CAREFULLY BEFORE INVESTING.

MR.  WOLFSON'S  COMMENTS  REFLECT  THE  INVESTMENT   ADVISER'S  VIEWS  GENERALLY
REGARDING THE MARKET AND THE ECONOMY. THESE COMMENTS REFLECT OPINIONS AS OF THE DATE OF THIS LETTER AND ARE SUBJECT TO CHANGE AT ANY TIME.

DISTRIBUTED BY PROFESSIONAL FUNDS DISTRIBUTOR, LLC.

SEE FINANCIAL HIGHLIGHTS.

WILMINGTON FUNDS -- FIXED INCOME FUNDS
--------------------------------------
   EXPENSE DISCLOSURE
--------------------------------------------------------------------------------


DISCLOSURE OF FUND EXPENSES

The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of a Fund, you incur ongoing costs, including management fees and other Fund expenses. A Fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Tables below illustrate your Fund's costs in two ways.

    O ACTUAL FUND RETURN AND EXPENSES. The first line of each table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during the period.

    O HYPOTHETICAL 5% RETURN AND EXPENSES. The second line of each table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees, if any. Therefore, the second line of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included your costs would have been higher. The "Annualized Expense Ratio" reflects the actual expenses for the period indicated.

WILMINGTON FUNDS -- FIXED INCOME FUNDS
--------------------------------------
   EXPENSE DISCLOSURE -- CONTINUED
--------------------------------------------------------------------------------

FOR THE PERIOD JANUARY 1, 2008 TO JUNE 30, 2008

EXPENSE TABLES


                                            BEGINNING       ENDING                         EXPENSES
                                             ACCOUNT        ACCOUNT       ANNUALIZED         PAID
                                              VALUE          VALUE          EXPENSE         DURING
                                             1/01/08        6/30/08          RATIO          PERIOD*
                                            ---------       -------       ----------       --------
SHORT/INTERMEDIATE-TERM BOND FUND
-- INSTITUTIONAL SHARES
Actual Fund Return...................       $1,000.00      $1,014.50          0.59%          $2.96
Hypothetical 5% Return Before Expenses       1,000.00       1,021.89          0.59            2.97

SHORT/INTERMEDIATE-TERM BOND FUND
-- A SHARES
Actual Fund Return...................       $1,000.00      $1,012.20          0.84%          $4.20
Hypothetical 5% Return Before Expenses       1,000.00       1,020.63          0.84            4.23

BROAD MARKET BOND FUND
-- INSTITUTIONAL SHARES
Actual Fund Return...................       $1,000.00      $1,007.20          0.71%          $3.54
Hypothetical 5% Return Before Expenses       1,000.00       1,021.29          0.71            3.57

BROAD MARKET BOND FUND
-- A SHARES
Actual Fund Return...................       $1,000.00      $1,005.80          0.96%          $4.79
Hypothetical 5% Return Before Expenses       1,000.00       1,020.03          0.96            4.83

MUNICIPAL BOND FUND
-- INSTITUTIONAL SHARES
Actual Fund Return...................       $1,000.00      $1,003.40          0.61%          $3.04
Hypothetical 5% Return Before Expenses       1,000.00       1,021.79          0.61            3.07

MUNICIPAL BOND FUND
-- A SHARES
Actual Fund Return...................       $1,000.00      $1,002.30          0.86%          $4.28
Hypothetical 5% Return Before Expenses       1,000.00       1,020.53          0.86            4.33

-------------------------
* Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 366.

WILMINGTON FUNDS -- FIXED INCOME FUNDS
--------------------------------------
   DISCLOSURE OF PORTFOLIO HOLDINGS
--------------------------------------------------------------------------------


PORTFOLIO HOLDINGS

JUNE 30, 2008

The following tables present a summary of the portfolio holdings of each of the Wilmington Fixed Income Funds as a percentage of their total investments, excluding short-term investments held as collateral for loaned securities.


SHORT/INTERMEDIATE-TERM BOND FUND

               Sector
              ---------
U.S. Agency Obligations .......      39.2%
Corporate Bonds ...............      28.7%
U.S. Treasury Obligations .....      22.7%
Mortgage-Backed Securities ....       5.9%
Commercial Paper ..............       3.5%
                                    -----
                                    100.0%
                                    =====

               Quality
             -----------
Treasury.......................      39.2%
Agency.........................      22.7%
AAA............................       7.4%
AA.............................       4.1%
A..............................       8.7%
BBB............................      10.8%
Other .........................       7.1%
                                    -----
                                    100.0%
                                    =====


BROAD MARKET BOND FUND

               Sector
              ---------
Corporate Bonds ...............      41.7%
U.S. Treasury Obligations .....      25.3%
U.S. Agency Obligations .......      22.7%
Mortgage-Backed Securities ....       6.6%
Commercial Paper ..............       3.3%
Preferred Stock................       0.3%
Asset-Backed Securities .......       0.1%
                                    -----
                                    100.0%
                                    =====


               Quality
             -----------
Treasury  .....................      25.3%
Agency.........................      22.7%
AAA............................       9.1%
AA.............................       9.7%
A..............................       9.1%
BBB............................      17.7%
Other .........................       6.4%
                                    -----
                                    100.0%
                                    =====

WILMINGTON FUNDS -- FIXED INCOME FUNDS
--------------------------------------
   DISCLOSURE OF PORTFOLIO HOLDINGS -- CONTINUED
--------------------------------------------------------------------------------


MUNICIPAL BOND FUND

               States
              ---------
Municipal Bonds
Texas..........................      18.4%
Washington ....................      10.9%
Pennsylvania...................       9.5%
Alabama .......................       8.9%
California ....................       8.2%
Colorado.......................       5.4%
New York.......................       5.0%
New Jersey ....................       3.8%
Connecticut....................       3.2%
North Carolina.................       2.9%
Other .........................      23.8%
                                    -----
                                    100.0%
                                    =====




               Quality
             -----------
AAA............................      16.3%
AA.............................      43.2%
A..............................      21.1%
BBB............................       8.2%
Other .........................      11.2%
                                    -----
                                    100.0%
                                    =====




DISCLOSURE OF PORTFOLIO HOLDINGS

The Trust files a complete schedule of investments with the SEC for its first and third fiscal quarters on Form N-Q. Form N-Q is available without charge by visiting the SEC's website at http://www.sec.gov, or it may be viewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

WILMINGTON FUNDS -- FIXED INCOME FUNDS
--------------------------------------
SHORT/INTERMEDIATE-TERM BOND FUND
---------------------------------
   INVESTMENTS / JUNE 30, 2008
   (Showing Percentage of Net Assets)
--------------------------------------------------------------------------------


                                                 MOODY'S/S&P           PRINCIPAL            VALUE
                                                  RATINGS+              AMOUNT             (NOTE 2)
                                                 -----------          ----------          -----------
CORPORATE BONDS -- 28.5%
  CONSUMER DISCRETIONARY -- 2.7%
    Comcast Cable Communications
      Holdings, Inc., 8.38%, 03/15/13 .......     Baa2, BBB+          $1,765,000          $ 1,942,854
    Royal Caribbean Cruises Ltd.,
      7.00%, 06/15/13 .......................      BB+, Ba1            1,200,000            1,062,000
    Time Warner Entertainment Co., LP,
      8.88%, 10/01/12 .......................     Baa2, BBB+           1,185,000            1,295,251
    Time Warner Entertainment Co., LP,
      8.38%, 03/15/23 .......................     Baa2, BBB+             175,000              188,581
                                                                                          -----------
                                                                                            4,488,686
                                                                                          -----------
  CONSUMER STAPLES -- 1.2%
    Kraft Foods, Inc., 4.13%, 11/12/09 ......     BBB+, Baa2           1,110,000            1,108,335
    Safeway, Inc., 6.50%, 11/15/08 ..........      BBB, Baa2             875,000              881,178
                                                                                          -----------
                                                                                            1,989,513
                                                                                          -----------
  ENERGY -- 1.6%
    ConocoPhillips, 9.38%, 02/15/11 .........        A, A1               750,000              841,342
    Transocean, Inc., 5.25%, 03/15/13 .......     Baa2, BBB+             750,000              757,834
    Valero Energy Corp., 4.75%, 04/01/14 ....      Baa3, BBB           1,095,000            1,055,823
                                                                                          -----------
                                                                                            2,654,999
                                                                                          -----------
  FINANCIALS -- 9.2%
    AIG Sunamerica Global Financing 144A,
      5.85%, 08/01/08@ ......................      Aa2, AA+            1,400,000            1,401,434
    Bank of America Corp., 7.80%, 02/15/10 ..       AA, Aa2              525,000              547,946
    Bank One Corp., 8.00%, 04/29/27 .........       Aa3, A+              265,000              286,912
    Capital One Financial Corp.,
      2.98%, 09/10/09++ .....................      A3, BBB+              800,000              746,350
    CIT Group, Inc., 7.63%, 11/30/12 ........       A-, A3             2,000,000            1,662,356
    FIA Card Services, NA, 4.63%, 08/03/09 ..      Aaa, AA+            1,465,000            1,461,518
    Ford Motor Credit Co., LLC,
      7.88%, 06/15/10 .......................        B1, B             1,350,000            1,165,262
    General Electric Capital Corp.,
      4.88%, 10/21/10 .......................      Aaa, AAA              875,000              888,757
    Goldman Sachs Group, Inc.,
      6.65%, 05/15/09 .......................      Aa3, AA-              525,000              535,332
    Household Finance Corp., 6.38%, 11/27/12       Aa3, AA-              875,000              897,224
    International Lease Finance Corp.,
      5.13%, 11/01/10 .......................       A1, AA-              660,000              631,428
    Merrill Lynch & Co., Inc.,
      6.88%, 04/25/18 .......................        A2, A             1,200,000            1,142,071
    Morgan Stanley, 4.75%, 04/01/14 .........       A1, A+             1,750,000            1,594,652
    SLM Corp., 4.50%, 07/26/10 ..............     BBB-, Baa2             900,000              832,777
    Swiss Bank Corp., 7.38%, 06/15/17 .......       A+, Aa2              700,000              744,066

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- FIXED INCOME FUNDS
--------------------------------------
SHORT/INTERMEDIATE-TERM BOND FUND
---------------------------------
   INVESTMENTS / JUNE 30, 2008 -- CONTINUED
--------------------------------------------------------------------------------


                                                 MOODY'S/S&P           PRINCIPAL            VALUE
                                                  RATINGS+              AMOUNT             (NOTE 2)
                                                 -----------          ----------          ----------
  FINANCIALS -- (CONTINUED)
    Wachovia Corp., 7.57%, 08/01/26++ .......       A1, A+            $  175,000          $   189,857
    Wells Fargo Financial, Inc.,
      5.50%, 08/01/12 .......................      Aa1, AA+              615,000              624,256
                                                                                          -----------
                                                                                           15,352,198
                                                                                          -----------
  HEALTH CARE -- 1.4%
    Johnson & Johnson, 3.80%, 05/15/13 ......      Aaa, AAA              660,000              655,920
    Merck & Co., Inc., 4.38%, 02/15/13 ......      Aa3, AA-              700,000              701,061
    Schering-Plough Corp., 5.55%, 12/01/13 ..      Baa1, A-              875,000              880,796
                                                                                          -----------
                                                                                            2,237,777
                                                                                          -----------
  INDUSTRIALS -- 3.9%
    Donnelley (R.R.) & Sons (Co.),
      3.75%, 04/01/09 .......................     Baa2, BBB+           1,165,000            1,153,074
    CSX Corp., 7.90%, 05/01/17 ..............     Baa3, BBB-             685,000              728,230
    General Electric Co., 5.00%, 02/01/13 ...      Aaa, AAA              875,000              881,298
    Ingersoll-Rand Co., 6.02%, 02/15/28 .....      A3, BBB+            2,015,000            2,111,895
    Tyco Electronics Group SA,
      6.00%, 10/01/12 .......................      BBB, Baa1           1,150,000            1,161,174
    Waste Management, Inc.,
      6.50%, 11/15/08 .......................      Baa3, BBB             401,000              405,203
                                                                                          -----------
                                                                                            6,440,874
                                                                                          -----------
  INFORMATION TECHNOLOGY -- 1.5%
    Cisco Systems, Inc., 5.50%, 02/22/16 ....       A1, A+               800,000              807,126
    International Business Machines Corp.,
      4.75%, 11/29/12 .......................       A1, A+               875,000              887,110
    Oracle Corp., 5.00%, 01/15/11 ...........        A2, A               790,000              805,382
                                                                                          -----------
                                                                                            2,499,618
                                                                                          -----------
  MATERIALS -- 0.6%
    Alcoa, Inc., 5.72%, 02/23/19 ............      A2, BBB+            1,100,000            1,020,387
                                                                                          -----------
                                                                                            1,020,387
                                                                                          -----------
  TELECOMMUNICATION SERVICES -- 2.6%
    AT&T, Inc., 5.10%, 09/15/14 .............        A2, A               875,000              857,737
    Embarq Corp., 6.74%, 06/01/13 ...........     Baa3, BBB-           1,150,000            1,109,615
    Verizon California, Inc., 6.70%, 09/01/09        A3, A               525,000              538,063
    Verizon Global Funding Corp.,
      7.25%, 12/01/10 .......................        A3, A             1,750,000            1,857,888
                                                                                          -----------
                                                                                            4,363,303
                                                                                          -----------

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- FIXED INCOME FUNDS
--------------------------------------
SHORT/INTERMEDIATE-TERM BOND FUND
---------------------------------
   INVESTMENTS / JUNE 30, 2008 -- CONTINUED
--------------------------------------------------------------------------------


                                                 MOODY'S/S&P           PRINCIPAL            VALUE
                                                  RATINGS+              AMOUNT             (NOTE 2)
                                                 -----------          ----------          ----------
  UTILITIES -- 3.8%
    Alabama Power Co., 5.20%, 01/15/16 ......        A2, A            $  850,000          $   838,128
    CMS Energy Corp., 6.55%, 07/17/17 .......      Ba1, BB+              625,000              593,241
    Detroit Edison Co., 5.60%, 06/15/18 .....       BBB, A3              950,000              941,550
    Devon Financing Corp., 6.88%, 09/30/11 ..      Baa1, BBB             965,000            1,024,211
    Duke Energy Carolinas LLC,
      4.20%, 10/01/08 .......................        A, A2               960,000              961,377
    Oklahoma Gas & Electric Co.,
      6.65%, 07/15/27 .......................      A2, BBB+              440,000              445,547
    Pacific Gas & Electric Co.,
      4.20%, 03/01/11 .......................      BBB+, A3              875,000              867,662
    Southern California Edison Corp.,
      5.00%, 01/15/16 .......................        A2, A               654,000              644,400
                                                                                          -----------
                                                                                            6,316,116
                                                                                          -----------
    TOTAL CORPORATE BONDS (COST $47,894,553) ...................................           47,363,471
                                                                                          -----------

ASSET-BACKED SECURITIES -- 0.1%
    Vanderbilt Mortgage Finance, Series
      2002-B, A3, 4.70%, 10/07/18 ...........      Aaa, AAA               75,812               75,765
                                                                                          -----------
    TOTAL ASSET-BACKED SECURITIES (COST $75,812) ...............................               75,765
                                                                                          -----------

MORTGAGE-BACKED SECURITIES -- 5.9%
    Federal Home Loan Mortgage Corporation Notes, 2751 VT,
      6.00%, 09/15/15 ........................................             7,633                7,599
    Federal Home Loan Mortgage Corporation Notes, 3159 PB,
      6.00%, 01/15/29 ........................................         1,100,000            1,133,056
    Federal Home Loan Mortgage Corporation Notes, Pool B19228,
      4.50%, 04/01/20 ........................................           431,221              419,417
    Federal Home Loan Mortgage Corporation Notes, Pool E00530,
      6.00%, 01/01/13 ........................................            43,573               44,991
    Federal Home Loan Mortgage Corporation Notes, Pool G01625,
      5.00%, 11/01/33 ........................................           480,193              463,096
    Federal Home Loan Mortgage Corporation Notes, Pool G02390,
      6.00%, 09/01/36 ........................................           482,050              487,615
    Federal Home Loan Mortgage Corporation Notes, Pool G08097,
      6.50%, 11/01/35 ........................................           243,816              251,888
    Federal Home Loan Mortgage Corporation Notes, Pool G18193,
      6.00%, 04/01/37 ........................................           824,926              834,190
    Federal Home Loan Mortgage Corporation Notes, Pool M80842,
      3.50%, 08/01/10 ........................................         1,775,910            1,768,986
    Federal National Mortgage Association Notes, 2005-29 WC,
      4.75%, 04/25/35 ........................................           308,110              300,335
    Federal National Mortgage Association Notes, 2005-97 LB,
      5.00%, 11/25/35 ........................................           985,621              911,367

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- FIXED INCOME FUNDS
--------------------------------------
SHORT/INTERMEDIATE-TERM BOND FUND
---------------------------------
   INVESTMENTS / JUNE 30, 2008 -- CONTINUED
--------------------------------------------------------------------------------


                                                                      PRINCIPAL              VALUE
                                                                        AMOUNT              (NOTE 2)
                                                                      ----------          -----------
    Federal National Mortgage Association Notes, Pool 254833,
      4.50%, 08/01/18............................................     $  186,474          $   182,360
    Federal National Mortgage Association Notes, Pool 256639,
      5.00%, 02/01/27............................................        813,745              791,017
    Federal National Mortgage Association Notes, Pool 256752,
      6.00%, 06/01/27............................................        436,099              443,075
    Federal National Mortgage Association Notes, Pool 257007,
      6.00%, 12/01/27............................................        912,873              927,476
    Federal National Mortgage Association Notes, Pool 612514,
      4.22%, 05/01/33++..........................................        215,901              215,957
    Federal National Mortgage Association Notes, Pool 629603,
      5.50%, 02/01/17............................................        191,203              194,487
    Federal National Mortgage Association Notes, Pool 688996,
      8.00%, 11/01/24............................................         58,187               63,131
    Federal National Mortgage Association Notes, Pool 745412,
      5.50%, 12/01/35............................................        369,047              364,196
                                                                                          -----------
    TOTAL MORTGAGE-BACKED SECURITIES (COST $9,786,314)..........................            9,804,239
                                                                                          -----------

U.S. AGENCY OBLIGATIONS -- 38.9%
  FEDERAL HOME LOAN BANKS NOTES -- 13.6%
    Federal Home Loan Banks Notes, 2.44%, 03/09/09...............        197,250              197,132
    Federal Home Loan Banks Notes, 4.75%, 04/24/09...............      9,000,000            9,136,566
    Federal Home Loan Banks Notes, 4.38%, 03/17/10...............      1,225,000            1,251,524
    Federal Home Loan Banks Notes, 4.88%, 11/18/11...............      6,195,000            6,402,694
    Federal Home Loan Banks Notes, 4.50%, 09/16/13...............      1,200,000            1,216,508
    Federal Home Loan Banks Notes, 5.50%, 08/13/14...............      2,000,000            2,124,700
    Federal Home Loan Banks Notes, 4.88%, 05/17/17...............      2,250,000            2,279,380
                                                                                          -----------
                                                                                           22,608,504
                                                                                          -----------
  FEDERAL HOME LOAN MORTGAGE CORPORATION NOTES -- 9.7%
    Federal Home Loan Mortgage Corporation Notes, 5.13%, 10/15/08      1,625,000            1,637,345
    Federal Home Loan Mortgage Corporation Notes, 4.25%, 07/15/09        875,000              886,950
    Federal Home Loan Mortgage Corporation Notes, 6.63%, 09/15/09      1,400,000            1,460,838
    Federal Home Loan Mortgage Corporation Notes, 6.88%, 09/15/10      3,300,000            3,546,599
    Federal Home Loan Mortgage Corporation Notes, 5.50%, 09/15/11        615,000              647,894
    Federal Home Loan Mortgage Corporation Notes, 4.38%, 07/17/15      1,315,000            1,306,693
    Federal Home Loan Mortgage Corporation Notes, 5.25%, 04/18/16      6,500,000            6,763,361
                                                                                          -----------
                                                                                           16,249,680
                                                                                          -----------
  FEDERAL NATIONAL MORTGAGE ASSOCIATION NOTES -- 15.6%
    Federal National Mortgage Association Notes, 6.63%, 09/15/09       2,190,000            2,285,055
    Federal National Mortgage Association Notes, 4.75%, 03/12/10       2,795,000            2,870,616
    Federal National Mortgage Association Notes, 6.63%, 11/15/10       3,300,000            3,544,081
    Federal National Mortgage Association Notes, 5.50%, 03/15/11       2,405,000            2,526,866
    Federal National Mortgage Association Notes, 5.00%, 10/15/11       2,000,000            2,081,780

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- FIXED INCOME FUNDS
--------------------------------------
SHORT/INTERMEDIATE-TERM BOND FUND
---------------------------------
   INVESTMENTS / JUNE 30, 2008 -- CONTINUED
--------------------------------------------------------------------------------


                                                                      PRINCIPAL             VALUE
                                                                        AMOUNT             (NOTE 2)
                                                                      ----------         ------------
  FEDERAL NATIONAL MORTGAGE ASSOCIATION NOTES -- (CONTINUED)
    Federal National Mortgage Association Notes, 4.63%, 10/15/13      $1,515,000          $ 1,544,379
    Federal National Mortgage Association Notes, 4.13%, 04/15/14       4,985,000            4,957,936
    Federal National Mortgage Association Notes, 5.00%, 02/13/17       2,500,000            2,546,530
    Federal National Mortgage Association Notes, 5.00%, 05/11/17       3,500,000            3,562,388
                                                                                         ------------
                                                                                           25,919,631
                                                                                         ------------
    TOTAL U.S. AGENCY OBLIGATIONS (COST $63,069,834)............................           64,777,815
                                                                                         ------------

U.S. TREASURY NOTES -- 22.5%
    U.S. Treasury Notes, 3.63%, 06/15/10.........................      2,875,000            2,932,949
    U.S. Treasury Notes, 4.25%, 10/15/10.........................        875,000              905,967
    U.S. Treasury Notes, 4.75%, 03/31/11(1) .....................      3,280,000            3,441,694
    U.S. Treasury Notes, 5.00%, 08/15/11.........................      1,905,000            2,022,723
    U.S. Treasury Notes, 4.50%, 09/30/11.........................      2,000,000            2,090,312
    U.S. Treasury Notes, 4.88%, 02/15/12.........................      6,270,000            6,648,156
    U.S. Treasury Notes, 3.13%, 04/30/13(1)......................      2,000,000            1,983,282
    U.S. Treasury Notes, 4.25%, 11/15/13(1)......................      2,485,000            2,593,331
    U.S. Treasury Notes, 4.25%, 11/15/14(1)......................      1,300,000            1,357,281
    U.S. Treasury Notes, 4.13%, 05/15/15(1)......................      7,920,000            8,184,203
    U.S. Treasury Notes, 4.50%, 02/15/16.........................      2,000,000            2,103,906
    U.S. Treasury Notes, 4.75%, 08/15/17.........................      1,100,000            1,165,313
    U.S. Treasury Notes, 4.25%, 11/15/17.........................      2,050,000            2,094,042
                                                                                         ------------
    TOTAL U.S. TREASURY NOTES (COST $36,783,562)................................           37,523,159
                                                                                         ------------



                                                 MOODY'S/S&P
                                                  RATINGS+
                                                 -----------
COMMERCIAL PAPER -- 3.4%
    Toyota Motor Corp., 2.00%, 07/01/08            A-1, P-1            5,732,426            5,732,426
                                                                                         ------------
    TOTAL COMMERCIAL PAPER (COST $5,732,426)....................................            5,732,426
                                                                                         ------------
    TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR
     LOANED SECURITIES - 99.3% (COST $163,342,501)..............................          165,276,875
                                                                                         ------------



                                                                        SHARES
                                                                      ----------
SHORT-TERM INVESTMENT HELD AS
    COLLATERAL FOR LOANED SECURITIES -- 8.3%
    Institutional Money Market Trust(2)          ................     13,860,565           13,860,565
                                                                                         ------------
    TOTAL SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR
     LOANED SECURITIES (COST $13,860,565)(4)....................................           13,860,565
                                                                                         ------------
  TOTAL INVESTMENTS -- 107.6% (COST $177,203,066)(3)............................          179,137,440
  LIABILITIES IN EXCESS OF OTHER ASSETS, NET -- (7.6)%..........................          (12,625,254)
                                                                                         ------------
  NET ASSETS -- 100.0% .........................................................         $166,512,186
                                                                                         ============

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- FIXED INCOME FUNDS
--------------------------------------
SHORT/INTERMEDIATE-TERM BOND FUND
---------------------------------
   INVESTMENTS / JUNE 30, 2008 -- CONTINUED
--------------------------------------------------------------------------------


----------
+ Although certain securities are not rated (NR) by either Moody's or S&P, they have been determined to be of comparable quality to investment grade securities by the investment adviser. The ratings shown are unaudited.
++ Denotes a Variable or Floating Rate Note. Variable or Floating Rate Notes are instruments whose rates change periodically. The rates shown are the interest rates as of June 30, 2008.
@ Security sold within the terms of a private placement memorandum, restricted and/or exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in the program or other "accredited investors". Unless otherwise indicated security is considered liquid.
(1) Security partially or fully on loan.
(2) At June 30, 2008, the market value of securities on loan was $13,638,847.
(3) The cost for Federal income tax purposes is $177,203,066. At June 30, 2008, net unrealized appreciation was $1,934,374. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $3,331,015, and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $1,396,641.
(4) See Note 5 in Notes to Financial Statements.


    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- FIXED INCOME FUNDS
--------------------------------------
BROAD MARKET BOND FUND
----------------------
   INVESTMENTS / JUNE 30, 2008
   (Showing Percentage of Net Assets)
--------------------------------------------------------------------------------


                                                 MOODY'S/S&P           PRINCIPAL            VALUE
                                                  RATINGS+              AMOUNT             (NOTE 2)
                                                 -----------          ----------          ----------
CORPORATE BONDS -- 41.3%
  CONSUMER DISCRETIONARY -- 3.7%
    Comcast Cable Communications
      Holdings, Inc., 8.38%, 03/15/13 .......     Baa2, BBB+          $  896,000          $   986,287
    Royal Caribbean Cruises Ltd.,
      7.00%, 06/15/13 .......................      Ba1, BB+              300,000              265,500
    Time Warner Entertainment Co., LP,
      8.88%, 10/01/12 .......................     Baa2, BBB+             300,000              327,912
    Time Warner Entertainment Co., LP,
      8.38%, 03/15/23 .......................     Baa2, BBB+             900,000              969,844
                                                                                          -----------
                                                                                            2,549,543
                                                                                          -----------
  CONSUMER STAPLES -- 1.5%
    Kraft Foods, Inc., 4.13%, 11/12/09 ......     Baa2, BBB+             650,000              649,025
    Kraft Foods, Inc., 5.25%, 10/01/13 ......     Baa2, BBB+             400,000              389,209
                                                                                          -----------
                                                                                            1,038,234
                                                                                          -----------
  ENERGY -- 3.8%
    Marathon Oil Corp., 6.80%, 03/15/32 .....     Baa1, BBB+           1,700,000            1,729,981
    Transocean, Inc., 5.25%, 03/15/13 .......     Baa2, BBB+             250,000              252,612
    Valero Energy Corp., 4.75%, 04/01/14 ....      Baa3, BBB             635,000              612,281
                                                                                          -----------
                                                                                            2,594,874
                                                                                          -----------
  FINANCIALS -- 17.2%
    AIG Sunamerica Global Financing 144A,
      5.85%, 08/01/08@ ......................      Aa2, AA+              900,000              900,922
    Bank of America Corp., 7.80%, 02/15/10 ..       Aa2, AA              350,000              365,297
    Bank One Corp., 8.00%, 04/29/27 .........       Aa3, A+              425,000              460,142
    CIT Group, Inc., 7.63%, 11/30/12 ........       A-, A3               900,000              748,060
    Citigroup, Inc., 5.63%, 08/27/12 ........       A+, Aa3              800,000              787,049
    FIA Card Services, NA, 4.63%, 08/03/09 ..      Aaa, AA+              900,000              897,861
    Ford Motor Credit Co., LLC,
      7.88%, 06/15/10 .......................        B1, B               400,000              345,263
    General Electric Capital Corp.,
      4.88%, 10/21/10 .......................      Aaa, AAA              900,000              914,150
    Goldman Sachs Group, Inc.,
      6.65%, 05/15/09 .......................      Aa3, AA-            2,125,000            2,166,820
    Merrill Lynch & Co., Inc.,
      6.88%, 04/25/18 .......................        A, A1               500,000              475,863
    Morgan Stanley, 4.75%, 04/01/14 .........       A1, A+             1,000,000              911,230
    SLM Corp., 4.50%, 07/26/10 ..............     BBB-, Baa2             300,000              277,592
    Swiss Bank Corp., 7.38%, 06/15/17 .......      Aa1, AA-            1,400,000            1,488,131
    Wachovia Corp., 7.57%, 08/01/26++ .......       A1, A+               591,000              641,175
    Wells Fargo Financial, Inc.,
      5.50%, 08/01/12 .......................       AA, AA1              400,000              406,020
                                                                                          -----------
                                                                                           11,785,575
                                                                                          -----------

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- FIXED INCOME FUNDS
--------------------------------------
BROAD MARKET BOND FUND
----------------------
   INVESTMENTS / JUNE 30, 2008 -- CONTINUED
--------------------------------------------------------------------------------


                                                 MOODY'S/S&P           PRINCIPAL            VALUE
                                                  RATINGS+              AMOUNT             (NOTE 2)
                                                 -----------          ----------          -----------
  HEALTH CARE -- 0.5%
    Merck & Co., Inc., 4.38%, 02/15/13 ......      Aa3, AA-           $  325,000          $   325,493
                                                                                          -----------
                                                                                              325,493
                                                                                          -----------
  INDUSTRIALS -- 6.4%
    Donnelley (R.R.) & Sons (Co.),
      3.75%, 04/01/09 .......................     Baa2, BBB+             800,000              791,810
    CSX Corp., 7.90%, 05/01/17 ..............     Baa3, BBB-           1,414,000            1,503,238
    General Electric Co., 5.00%, 02/01/13 ...      Aaa, AAA              700,000              705,039
    Ingersoll-Rand Co., 6.02%, 02/15/28 .....      A3, BBB+              900,000              943,278
    Tyco Electronics Group SA,
      6.00%, 10/01/12 .......................      Baa1, BBB             400,000              403,886
                                                                                          -----------
                                                                                            4,347,251
                                                                                          -----------
  MATERIALS -- 0.7%
    Alcoa, Inc., 5.72%, 02/23/19 ............     Baa1, BBB+             550,000              510,194
                                                                                          -----------
                                                                                              510,194
                                                                                          -----------
  TELECOMMUNICATION SERVICES -- 2.8%
    Embarq Corp., 6.74%, 06/01/13 ...........     Baa3, BBB-             450,000              434,197
    Verizon Global Funding Corp.,
      7.25%, 12/01/10 .......................        A3, A             1,400,000            1,486,310
                                                                                          -----------
                                                                                            1,920,507
                                                                                          -----------
  UTILITIES -- 4.7%
    CMS Energy Corp., 6.55%, 07/17/17 .......      Ba1, BB+              300,000              284,755
    Devon Financing Corp., 6.88%, 09/30/11 ..      Baa1, BBB             200,000              212,272
    Duke Energy Carolinas LLC,
      4.20%, 10/01/08 .......................        A2, A               610,000              610,875
    Nevada Power Co., 8.25%, 06/01/11 .......      Baa3, BB+           1,000,000            1,075,196
    Oklahoma Gas & Electric Co.,
      6.65%, 07/15/27 .......................      A2, BBB+              565,000              572,123
    Pacific Gas & Electric Co.,
      4.20%, 03/01/11 .......................      A3, BBB+              450,000              446,226
                                                                                          -----------
                                                                                            3,201,447
                                                                                          -----------
    TOTAL CORPORATE BONDS (COST $28,373,165)                                               28,273,118
                                                                                          -----------

ASSET-BACKED SECURITIES -- 0.1%
    Vanderbilt Mortgage Finance,
    Series 2002-B, A3,
      4.70%, 10/07/18 .......................      Aaa, AAA               37,906               37,883
                                                                                          -----------
    TOTAL ASSET-BACKED SECURITIES (COST $37,906)                                               37,883
                                                                                          -----------

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- FIXED INCOME FUNDS
--------------------------------------
BROAD MARKET BOND FUND
----------------------
   INVESTMENTS / JUNE 30, 2008 -- CONTINUED
--------------------------------------------------------------------------------


                                                                      PRINCIPAL             VALUE
                                                                        AMOUNT             (NOTE 2)
                                                                      ----------          -----------
MORTGAGE-BACKED SECURITIES -- 6.6%
    Federal Home Loan Mortgage Corporation Notes, 3159 PB,
      6.00%, 01/15/29............................................     $  700,000          $   721,036
    Federal Home Loan Mortgage Corporation Notes, 7 Yr. Balloon,
      4.50%, 11/01/10............................................        366,940              371,021
    Federal Home Loan Mortgage Corporation Notes, Pool E00530,
      6.00%, 01/01/13............................................         26,325               27,182
    Federal Home Loan Mortgage Corporation Notes, Pool G01625,
      5.00%, 11/01/33............................................        480,193              463,096
    Federal Home Loan Mortgage Corporation Notes, Pool G02390,
      6.00%, 09/01/36............................................        275,457              278,637
    Federal Home Loan Mortgage Corporation Notes, Pool G08097,
      6.50%, 11/01/35............................................        150,667              155,654
    Federal Home Loan Mortgage Corporation Notes, Pool M80842,
      3.50%, 08/01/10............................................        155,177              154,572
    Federal National Mortgage Association Notes, 6.50%, 11/01/36         361,398              372,572
    Federal National Mortgage Association Notes, 2005-29 WC,
      4.75%, 04/25/35............................................        142,204              138,616
    Federal National Mortgage Association Notes, Pool 254833,
      4.50%, 08/01/18............................................        139,856              136,770
    Federal National Mortgage Association Notes, Pool 256639,
      5.00%, 02/01/27............................................        406,873              395,508
    Federal National Mortgage Association Notes, Pool 256752,
      6.00%, 06/01/27............................................        348,879              354,460
    Federal National Mortgage Association Notes, Pool 629603,
      5.50%, 02/01/17............................................        114,722              116,692
    Federal National Mortgage Association Notes, Pool 745412,
      5.50%, 12/01/35............................................        366,118              361,306
    Federal National Mortgage Association Notes, Pool 838891,
      6.00%, 07/01/35............................................        462,914              468,112
                                                                                          -----------
    TOTAL MORTGAGE-BACKED SECURITIES (COST $4,487,024)..........................            4,515,234
                                                                                          -----------

U.S. AGENCY OBLIGATIONS -- 22.4%
  FEDERAL HOME LOAN BANKS NOTES -- 7.4%
    Federal Home Loan Banks Notes, 4.75%, 04/24/09...............      1,100,000            1,116,691
    Federal Home Loan Banks Notes, 4.88%, 11/18/11...............        600,000              620,116
    Federal Home Loan Banks Notes, 5.75%, 05/15/12...............      1,185,000            1,262,044
    Federal Home Loan Banks Notes, 4.50%, 11/15/12...............        400,000              407,561
    Federal Home Loan Banks Notes, 4.50%, 09/16/13...............        300,000              304,127
    Federal Home Loan Banks Notes, 5.25%, 06/18/14...............        800,000              839,384
    Federal Home Loan Banks Notes, 5.50%, 08/13/14...............        500,000              531,175
                                                                                          -----------
                                                                                            5,081,098
                                                                                          -----------

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- FIXED INCOME FUNDS
--------------------------------------
BROAD MARKET BOND FUND
----------------------
   INVESTMENTS / JUNE 30, 2008 -- CONTINUED
--------------------------------------------------------------------------------


                                                                      PRINCIPAL             VALUE
                                                                        AMOUNT             (NOTE 2)
                                                                      ----------         ------------
  FEDERAL HOME LOAN MORTGAGE CORPORATION NOTES -- 4.4%
    Federal Home Loan Mortgage Corporation Notes, 4.38%, 07/17/08     $  500,000          $   496,842
    Federal Home Loan Mortgage Corporation Notes, 4.25%, 07/15/09        500,000              506,828
    Federal Home Loan Mortgage Corporation Notes, 6.88%, 09/15/10      1,000,000            1,074,727
    Federal Home Loan Mortgage Corporation Notes, 5.25%, 04/18/16        900,000              936,465
                                                                                          -----------
                                                                                            3,014,862
                                                                                          -----------
  FEDERAL NATIONAL MORTGAGE ASSOCIATION NOTES -- 10.6%
    Federal National Mortgage Association Notes, 6.63%, 09/15/09       1,000,000            1,043,404
    Federal National Mortgage Association Notes, 4.75%, 03/12/10       1,495,000            1,535,446
    Federal National Mortgage Association Notes, 6.63%, 11/15/10       1,000,000            1,073,964
    Federal National Mortgage Association Notes, 5.00%, 02/13/17       1,000,000            1,018,612
    Federal National Mortgage Association Notes, 5.00%, 05/11/17       1,000,000            1,017,825
    Federal National Mortgage Association Notes, 6.25%, 05/15/29       1,400,000            1,583,834
                                                                                          -----------
                                                                                            7,273,085
                                                                                          -----------
    TOTAL U.S. AGENCY OBLIGATIONS (COST $14,991,267)............................           15,369,045
                                                                                          -----------
U.S. TREASURY OBLIGATIONS -- 25.0%
  U.S. TREASURY BONDS -- 12.1%
    U.S. Treasury Bonds, 7.50%, 11/15/16.........................        300,000              374,742
    U.S. Treasury Bonds, 8.88%, 02/15/19.........................      1,130,000            1,574,408
    U.S. Treasury Bonds, 7.13%, 02/15/23.........................        525,000              672,164
    U.S. Treasury Bonds, 6.00%, 02/15/26.........................        800,000              936,938
    U.S. Treasury Bonds, 6.38%, 08/15/27.........................        450,000              551,250
    U.S. Treasury Bonds, 5.25%, 02/15/29.........................      1,950,000            2,115,598
    U.S. Treasury Bonds, 6.25%, 05/15/30.........................        500,000              615,429
    U.S. Treasury Bonds, 5.38%, 02/15/31.........................      1,350,000            1,499,977
                                                                                          -----------
                                                                                            8,340,506
                                                                                          -----------
  U.S. TREASURY NOTES -- 12.9%
    U.S. Treasury Notes, 3.63%, 06/15/10.........................        325,000              331,551
    U.S. Treasury Notes, 4.75%, 03/31/11(1)......................        750,000              786,973
    U.S. Treasury Notes, 5.00%, 08/15/11.........................        175,000              185,814
    U.S. Treasury Notes, 4.88%, 02/15/12(1)......................      2,615,000            2,772,716
    U.S. Treasury Notes, 3.13%, 04/30/13(1)......................        400,000              396,656
    U.S. Treasury Notes, 4.25%, 11/15/13(1)......................        800,000              834,875
    U.S. Treasury Notes, 4.25%, 11/15/14(1)......................        800,000              835,250
    U.S. Treasury Notes, 4.13%, 05/15/15(1)......................      1,270,000            1,312,366
    U.S. Treasury Notes, 4.50%, 02/15/16.........................        500,000              525,976
    U.S. Treasury Notes, 4.75%, 08/15/17.........................        800,000              847,500
                                                                                          -----------
                                                                                            8,829,677
                                                                                          -----------
    TOTAL U.S. TREASURY OBLIGATIONS (COST $16,136,241)..........................           17,170,183
                                                                                          -----------

     The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- FIXED INCOME FUNDS
--------------------------------------
BROAD MARKET BOND FUND
----------------------
   INVESTMENTS / JUNE 30, 2008 -- CONTINUED
--------------------------------------------------------------------------------


                                                 MOODY'S/S&P           PRINCIPAL            VALUE
                                                  RATINGS+              AMOUNT             (NOTE 2)
                                                 -----------          ----------          ----------
COMMERCIAL PAPER -- 3.3%
    Toyota Motor, 2.00%, 07/01/08 ...........      A-1, P-1           $2,266,255          $ 2,266,255
                                                                                          -----------
    TOTAL COMMERCIAL PAPER (COST $2,266,255)....................................            2,266,255
                                                                                          -----------


                                                                        SHARES
                                                                      ----------
PREFERRED STOCK -- 0.3%
  FINANCIALS -- 0.3%
    Wachovia Capital Trust IX, 6.375%...............................      12,000              206,280
                                                                                          -----------
    TOTAL PREFERRED STOCK (COST $300,000)...........................                          206,280
                                                                                          -----------
    TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT HELD AS
     COLLATERAL FOR LOANED SECURITIES - 99.0% (COST $66,519,858)....                       67,837,998
                                                                                          -----------

SHORT-TERM INVESTMENT HELD AS
    COLLATERAL FOR LOANED SECURITIES -- 6.1%
    Institutional Money Market Trust(2).............................   4,155,173            4,155,173
                                                                                          -----------
    TOTAL SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR
     LOANED SECURITIES (COST $4,155,173)(4).....................................            4,155,173
                                                                                          -----------
  TOTAL INVESTMENTS -- 105.1% (COST $70,747,031)(3).............................           71,993,171
  LIABILITIES IN EXCESS OF OTHER ASSETS, NET -- (5.1)%..........................           (3,476,548)
                                                                                          -----------
  NET ASSETS -- 100.0% .........................................................          $68,516,623
                                                                                          ===========

-------------------------
+   The ratings shown are unaudited.
++ Denotes a Variable or Floating Rate Note. Variable or Floating Rate Notes are instruments whose rates change periodically. The rates shown are the interest rates as of June 30, 2008.
@ Security sold within the terms of a private placement memorandum, restricted and/or exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in the program or other "accredited investors". Unless otherwise indicated security is considered liquid.
(1) Security partially or fully on loan.
(2) At June 30, 2008, the market value of securities on loan was $4,095,922.
(3) The cost for Federal income tax purposes is $70,751,472. At June 30, 2008, net unrealized appreciation was $1,241,699. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $2,003,864, and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $762,165.
(4) See Note 5 in Notes to Financial Statements.


    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- FIXED INCOME FUNDS
--------------------------------------
MUNICIPAL BOND FUND
-------------------
   INVESTMENTS / JUNE 30, 2008
   (Showing Percentage of Net Assets)
--------------------------------------------------------------------------------


                                                 MOODY'S/S&P           PRINCIPAL            VALUE
                                                  RATINGS+              AMOUNT             (NOTE 2)
                                                 -----------          ----------          ----------
MUNICIPAL BONDS -- 99.4%
  ALABAMA -- 8.8%
    Alabama 21st Century Auth. Tobacco
      Settlement Rev. Bonds,
      5.10%, 12/01/09 .......................      Baa1, A-           $  500,000          $   502,545
    Alabama 21St Century Auth. Tobacco
      Settlement Rev. Bonds,
      5.75%, 12/01/17 .......................      Baa1, A-              465,000              469,338
    Alabama Housing Fin. Auth. Single
      Family Mtge. Rev. Bonds, Ser. A-1,
      5.00%, 10/01/14 .......................       Aaa, NR              120,000              119,843
    Alabama State Brd. of Edu. Calhoun
      Community College Rev. Bonds,
      (AMBAC),
      5.00%, 05/01/15 .......................       Aa3, NR              500,000              524,410
    Alabama Water Poll. Cntrl. Auth. Rev.
      Bonds, Ser. B, (AMBAC),
      4.50%, 08/15/10 .......................       Aa3, AA              250,000              251,695
    Birmingham, AL Apartment Auth. Rev.
      Bond Ref. - (AMT), (AMBAC),
      5.00%, 07/01/12 .......................       Aa3, AA            2,370,000            2,406,830
    Jefferson County, AL Sewer Rev.
      Bonds, (FSA),
      5.25%, 02/01/11 .......................      Aaa, AAA              250,000              249,690
    Mobile, AL Industrial Development
      Board VRDB,
      4.75%, 06/01/34* ......................        A2, A               500,000              507,270
    Mobile, AL Industrial Development
      Board VRDB,
      5.00%, 06/01/34* ......................        A2, A             5,000,000            5,090,900
    Trussville, AL Gen. Oblig. Ltd. Bonds,
      (MBIA),
      4.60%, 10/01/13 .......................       A1, NR               165,000              170,549
    Univ. of Alabama at Birmingham Hospital
      Rev. Bonds, Ser. A,
      5.00%, 09/01/15 .......................       A1, A+               500,000              518,230
    Univ. of Alabama at Birmingham Hospital
      Rev. Bonds, Ser. A,
      5.75%, 09/01/22 .......................       A1, A+             1,000,000            1,035,720
                                                                                          -----------
                                                                                           11,847,020
                                                                                          -----------
  ARIZONA -- 2.0%
    Greenlee County, AZ School Dist.
      Gen. Oblig. Unltd. Bonds,
      5.00%, 07/01/09 .......................      Baa3, NR              175,000              178,318
    Greenlee County, AZ School Dist.
      Gen. Oblig. Unltd. Bonds,
      5.00%, 07/01/10 .......................      Baa3, NR              150,000              154,444
    Greenlee County, AZ School Dist.
      Gen. Oblig. Unltd. Bonds,
      5.00%, 07/01/13 .......................      Baa3, NR              200,000              207,324

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- FIXED INCOME FUNDS
--------------------------------------
MUNICIPAL BOND FUND
-------------------
   INVESTMENTS / JUNE 30, 2008 -- CONTINUED
--------------------------------------------------------------------------------


                                                 MOODY'S/S&P           PRINCIPAL            VALUE
                                                  RATINGS+              AMOUNT             (NOTE 2)
                                                 -----------          ----------          ----------
  ARIZONA -- (CONTINUED)
    Salt River Proj., AZ Agric. Imp. &
      Power Dist. Rev. Bonds, Ser. A,
      5.25%, 01/01/20 .......................       Aa1, AA           $1,000,000          $ 1,048,760
    Tucson, AZ Certificate Participation
      Bonds, Public Improvements, Ser. A,
      (MBIA),
      5.00%, 07/01/21 .......................       A1, AA             1,000,000            1,043,490
                                                                                          -----------
                                                                                            2,632,336
                                                                                          -----------
  CALIFORNIA -- 8.2%
    ABAG Fin. Auth. for Nonprofit Corps,
      California Rev. Bonds (Windemere
      Ranch Financing Prog.), Ser. A,
      (CIFG),
      5.00%, 09/02/20 .......................       NR, A-             1,340,000            1,344,797
    ABAG Fin. Auth. for Nonprofit Corps,
      California Rev. Bonds (Windemere
      Ranch Financing Prog.), Ser. A,
      (CIFG), 5.00%, 09/02/21 ...............       NR, A-             3,660,000            3,597,414
    California Infrastructure & Economic
      Dev. Rev. Bonds,
      5.00%, 10/01/18........................      Aa2, AA               365,000              385,177
    California  State Public Works Brd.
      Ref. Rev. Bonds, Ser. D, (MBIA),
      5.25%, 10/01/11 .......................       A2, AA               150,000              159,350
    California State School Imps. Ref.
      Gen. Oblig. Bonds, 5.25%, 02/01/14 ....       A1, A+               585,000              626,049
    Glendale, CA Univ. School Dist. Gen.
      Oblig. Bonds, Ser. C, (FSA),
      5.50%, 09/01/15 .......................      Aaa, AAA              125,000              129,844
    Lancaster, CA Redev. Agency Tax
      Allocation Ref. Bonds, (XCLA),
      5.25%, 12/01/20 .......................       NR, A                400,000              413,156
    Los Angeles, CA Community Schools
      Dist. Ref. Ser. A, 5.00%, 07/01/19 ....      Aa3, AA-            1,000,000            1,044,970
    Palm Desert, CA Fin. Auth. (MBIA),
      5.00%, 04/01/25 .......................       A2, AA               500,000              505,080
    Redwood City, CA Elementary School
      Dist. Gen. Oblig. Bonds, (FGIC),
      5.50%, 08/01/14 .......................       NR, A+               125,000              136,645
    San Francisco, CA City & County
      International Airport Rev. Bonds
      (AMBAC), 5.25%, 01/01/19(2) ...........       Aa3, AA            1,540,000            1,557,294
    Tulare County, CA Ctfs. Participation
      Ref. Bonds, (MBIA),
      5.00%, 08/15/10 .......................       A2, NR                50,000               52,150
    Univ. of CA Rev. Bonds, Ser. H (MBIA),
      5.00%, 05/15/18 .......................       Aa1, AA              490,000              514,328

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- FIXED INCOME FUNDS
--------------------------------------
MUNICIPAL BOND FUND
-------------------
   INVESTMENTS / JUNE 30, 2008 -- CONTINUED
--------------------------------------------------------------------------------


                                                 MOODY'S/S&P           PRINCIPAL            VALUE
                                                  RATINGS+              AMOUNT             (NOTE 2)
                                                 -----------          ----------          ----------
  CALIFORNIA -- (CONTINUED)
    Visalia, CA Cert. Participation Ref.
      Bonds (MBIA), 5.00%, 12/01/18 .........       A2, AA            $  500,000          $   516,960
                                                                                          -----------
                                                                                           10,983,214
                                                                                          -----------
  COLORADO -- 5.4%
    Colorado Health Fac. Auth. Rev. Bonds
      (Catholic Health Initiatives),
      5.38%, 09/01/10 .......................       Aa2, AA              500,000              524,325
    Colorado Springs, CO Utilities Rev. Ref.
      Bond, Sys. Sub Lien, Ser. A,
      5.25%, 11/15/09 .......................       Aa2, AA              270,000              280,166
    Colorado Springs, CO Utilities Rev. Ref.
      Bond, Sys. Sub Lien, Ser. A
      (AMBAC), 5.38%, 11/15/19 ..............       Aa2, AA            2,000,000            2,123,900
    Denver, CO Convention Center Hotel
      Auth. Ref. Bonds, (XLCA),
      5.25%, 12/01/21 .......................      A3, BBB-            1,000,000              970,000
    Denver, CO Convention Center
      Hotel Auth. Ref. Bonds, (XLCA),
      5.13%, 12/01/24 .......................      A3, BBB-            3,065,000            2,841,837
    Denver, CO X Ref. Bonds, (XLCA),
      5.00%, 11/15/23 .......................       A1, A+               500,000              499,440
                                                                                          -----------
                                                                                            7,239,668
                                                                                          -----------
  CONNECTICUT -- 3.1%
    Bristol, CT Resource Recovery Rev. Bonds
      (Solid Waste Oper. Committee),
      (AMBAC), 5.00%, 07/01/14 ..............       Aa3, AA            1,000,000            1,051,800
    Univ. of Connecticut, Rev. Ref.
      Bonds, Ser. A,
      5.00%, 04/01/20 .......................       Aa3, AA            3,000,000            3,162,720
                                                                                          -----------
                                                                                            4,214,520
                                                                                          -----------
  DELAWARE -- 0.4%
    Delaware State Economic Dev. Auth.
      Ref. Rev. Bonds, (Delmarva Power
      Poll. Cntrl. Proj.), Ser. 2001C,
      (AMBAC), 4.90%, 05/01/26* .............        NR, A               250,000              253,940
    Delaware State Economic Dev. Auth.
      Rev. Bonds, (Student Housing Univ.
      Courtyard), (RADIAN),
      5.38%, 08/01/11 .......................       NR, AA               250,000              258,923
                                                                                          -----------
                                                                                              512,863
                                                                                          -----------

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- FIXED INCOME FUNDS
--------------------------------------
MUNICIPAL BOND FUND
-------------------
   INVESTMENTS / JUNE 30, 2008 -- CONTINUED
--------------------------------------------------------------------------------


                                                 MOODY'S/S&P           PRINCIPAL            VALUE
                                                  RATINGS+              AMOUNT             (NOTE 2)
                                                 -----------          ----------          ----------
  FLORIDA -- 1.8%
    Broward County, FL Resource
      Recovery Ref. Bonds,
      Wheelabrator South A,
      5.38%, 12/01/09 .......................       A3, AA            $  250,000          $   254,773
    Florida State Board of Educ. Pub.
      Educ. Gen. Oblig. Bond, Ser. 2002A,
      5.00%, 06/01/13 .......................      Aa1, AAA              575,000              610,408
    Lakeland, FL Energy Sys. Rev. Bonds,
      (MBIA), 5.50%, 10/01/14 ...............       A1, AA               455,000              479,652
    Osceola County, FL School Brd. Cert.
      Participation Four Corners Charter
      School Bonds, Ser. A, (MBIA),
      5.80%, 08/01/15 .......................       A2, NR               100,000              106,893
    Reedy Creek, FL Impt. Dist. Utilities
      Rev. Bonds, (MBIA),
      5.25%, 10/01/14 .......................       A2, AA               900,000              950,076
                                                                                          -----------
                                                                                            2,401,802
                                                                                          -----------
  GEORGIA -- 1.8%
    Atlanta, GA Auth. Rev. Bonds (FGIC),
      5.88%, 01/01/16 .......................       A1, A+             1,370,000            1,417,388
    Clayton County, GA Dev. Auth. Rev.
      Bonds, Ser. A, (MBIA),
      5.00%, 08/01/18 .......................       Aa2, AA              465,000              489,301
    Gwinnett County, GA Dev. Auth. COP's,
      (Gwinnett County Public School Proj.),
      (MBIA), 5.25%, 01/01/14 ...............      Aa2, AA+              500,000              535,900
                                                                                          -----------
                                                                                            2,442,589
                                                                                          -----------
  ILLINOIS -- 2.0%
    Chicago IL, Board of Education
      Ref. - Ded. Rev. Bonds, Ser B
      (AMBAC), 5.00%, 12/01/21 ..............       Aa3, AA            1,000,000            1,043,980
    Chicago, IL Water Rev. Sr. Lien Bonds,
      (AMBAC), 5.75%, 11/01/11 ..............       Aa3, AA              200,000              213,480
    Illinois Educ. Fac. Auth. Rev. Bonds,
      VRDB (Northwestern Univ. Proj.),
      5.10%, 11/01/32* ......................      Aaa, AAA              400,000              425,224
    Illinois Health Fac. Auth., Rev. Bonds,
      Hosp. Sisters Services, Inc. Ser. A,
      5.25%, 06/01/09 .......................       Aa3, NR            1,000,000            1,011,340
                                                                                          -----------
                                                                                            2,694,024
                                                                                          -----------

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- FIXED INCOME FUNDS
--------------------------------------
MUNICIPAL BOND FUND
-------------------
   INVESTMENTS / JUNE 30, 2008 -- CONTINUED
--------------------------------------------------------------------------------


                                                 MOODY'S/S&P           PRINCIPAL            VALUE
                                                  RATINGS+              AMOUNT             (NOTE 2)
                                                 -----------          ----------          ----------
  INDIANA -- 1.4%
    Blackford County, IN Industrial Sch.
      Bldg. Corp. Rev. Ref. Bond,
      First Mortgage, Ser. 2005A
      (MBIA), 5.00%, 07/15/17 ...............       A2, AA            $1,755,000          $ 1,853,929
                                                                                          -----------
                                                                                            1,853,929
                                                                                          -----------
  KANSAS -- 0.6%
    Butler & Sedgwick County, KS Univ.
      School Dist. Gen. Oblig. Unltd.
      Bonds, (FSA), 6.00%, 09/01/14 .........      Aaa, AAA              500,000              566,635
    Topeka, KS Gen. Oblig. Bonds
      (College Hill Pub. Improvement)
      (MBIA), 5.50%, 08/15/14 ...............       Aa3, NR              275,000              290,097
                                                                                          -----------
                                                                                              856,732
                                                                                          -----------
  LOUISIANA -- 0.3%
    Louisiana State Citizens Prop. Ins.
      Corp. Rev. Bonds, Pub. Imps.,
      Ser. B, (AMBAC), 5.00%, 06/01/15.. ....       Aa3, AA              435,000              442,095
                                                                                          -----------
                                                                                              442,095
                                                                                          -----------
  MARYLAND -- 0.4%
    Maryland Health & Higher Educ.
      Fac. Auth., Johns Hopkins Health
      Systems, 5.00%, 05/15/42* .............       A1, A+               550,000              572,589
                                                                                          -----------
                                                                                              572,589
                                                                                          -----------
  MASSACHUSETTS -- 2.1%
    Lawrence, MA School Imps. Gen Oblig.
      Bonds (AMBAC), 5.00%, 04/01/27 ........       Aa3, AA            2,000,000            2,062,120
    Massachusetts State Dev. Fin. Agency
      Rev. Bond (Univ. of MA, Visual &
      Performing Arts Proj.),
      6.00%, 08/01/16 .......................       A2, NR               310,000              339,431
    Massachusetts State Housing Fin.
      Agency VRDB Rev. Bonds,
      4.00%, 12/01/10*(2) ...................       Aa2, AA               85,000               84,764
    Massachusetts State Special Oblig. Rev.
      Bonds (Federal Highway Grant Ant.),
      Ser. A, (FSA), 5.00%, 12/15/12 ........       Aaa, NR              275,000              292,322
                                                                                          -----------
                                                                                            2,778,637
                                                                                          -----------
  MICHIGAN -- 1.9%
    Detroit, MI Water Utility Imps. Rev.
      Bonds, Ser. A, (FSA),
      5.00%, 07/01/23 .......................      Aaa, AAA              550,000              560,890

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- FIXED INCOME FUNDS
--------------------------------------
MUNICIPAL BOND FUND
-------------------
   INVESTMENTS / JUNE 30, 2008 -- CONTINUED
--------------------------------------------------------------------------------


                                                 MOODY'S/S&P           PRINCIPAL            VALUE
                                                  RATINGS+              AMOUNT             (NOTE 2)
                                                 -----------          ----------          ----------
  MICHIGAN -- (CONTINUED)
    Fowlerville, MI Community Schools
      Dist. Gen. Oblig. Bonds, (FGIC),
      5.00%, 05/01/15 .......................      Aa3, AA-           $  650,000          $   683,455
    Michigan State Hosp. Fin. Auth. Ref.
      Bonds, 5.00%, 07/15/21 ................        A2, A             1,400,000            1,341,886
                                                                                          -----------
                                                                                            2,586,231
                                                                                          -----------
  MINNESOTA -- 0.6%
    St. Paul, MN Housing & Redev. Auth.
      Health Care Fac. Rev. Bonds,
      5.00%, 05/15/13 .......................      Baa1, BBB             225,000              227,990
    St. Paul, MN Housing & Redev. Auth.
      Health Care Fac. Rev. Bonds,
      5.00%, 05/15/15 .......................      Baa1, BBB             270,000              270,141
    St. Paul, MN Housing & Redev. Auth.
      Health Care Fac. Rev. Bonds,
      5.00%, 05/15/16 .......................      Baa1, BBB             300,000              298,248
                                                                                          -----------
                                                                                              796,379
                                                                                          -----------
  MISSOURI -- 1.2%
    Kansas City, MO Special Fac. Rev.
      Bonds Overhaul Base Project,
      Ser. G, 4.00%, 09/01/10 ...............       A2, AA-              540,000              533,709
    Kansas City, MO Special Fac. Rev.
      Bonds, MCI Overhaul Base Proj.
      Ser. G, 4.00%, 09/01/11 ...............       A2, AA-              465,000              450,910
    Truman State Univ., MO Housing Sys.
      Rev. Bonds (AMBAC),
      5.00%, 06/01/15 .......................       Aa3, NR              615,000              646,353
                                                                                          -----------
                                                                                            1,630,972
                                                                                          -----------
  NEVADA -- 1.1%
    Nevada State Gen. Oblig. Unref. Bal.
      Bonds, 5.13%, 09/01/10 ................      Aa1, AA+               20,000               20,026
    Nevada State Highway Imp. Rev.
      Bonds (Motor Vehicle Fuel Tax),
      (FGIC), 5.50%, 12/01/11 ...............      Aa3, AA+              250,000              267,100
    North Las Vegas, NV Ref. Bonds,
      5.00%, 12/01/16 .......................      Aa3, AA+              785,000              758,302
    Washoe County, NV Gen. Oblig. Bonds,
      (Park, Open Space & Library),
      (FGIC), 5.75%, 05/01/14 ...............      Aa2, AA-              380,000              403,758
                                                                                          -----------
                                                                                            1,449,186
                                                                                          -----------

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- FIXED INCOME FUNDS
--------------------------------------
MUNICIPAL BOND FUND
-------------------
   INVESTMENTS / JUNE 30, 2008 -- CONTINUED
--------------------------------------------------------------------------------


                                                 MOODY'S/S&P           PRINCIPAL            VALUE
                                                  RATINGS+              AMOUNT             (NOTE 2)
                                                 -----------          ----------          ----------
  NEW HAMPSHIRE -- 0.8%
    New Hampshire Business Fin. Auth.,
      (MBIA), 5.45%, 05/01/21 ...............       A2, AA            $1,000,000          $ 1,019,450
                                                                                          -----------
                                                                                            1,019,450
                                                                                          -----------
  NEW JERSEY -- 3.8%
    Camden County, NJ Impt. Auth. Cooper
      Health Sys. Oblig. Group A,
      5.00%, 02/15/15 .......................      Baa3, BBB           1,090,000            1,089,335
    Camden County, NJ Impt. Auth.
      Cooper Health Sys. Oblig. Group B,
      5.00%, 02/15/15 .......................      Baa3, BBB           2,435,000            2,433,515
    Cherry Hill Township, NJ School Dist.
      Gen. Oblig. Bonds (FSA),
      5.00%, 02/15/17 .......................       Aaa, NR              725,000              770,653
    New Jersey State Educ. Fac. Auth. Ref.
      Bonds, 5.00%, 07/01/19 ................     Baa2, BBB+             775,000              780,022
                                                                                          -----------
                                                                                            5,073,525
                                                                                          -----------
  NEW YORK -- 5.0%
    New York City Ind. Dev. Agency Ref.
      Bonds, 5.00%, 01/01/13 ................      A3, BBB+              700,000              716,674
    New York State Dorm. Auth. Personal
      Income Rev. Bonds, Ser. A,
      5.00%, 03/15/13 .......................       NR, AA-              500,000              534,230
    New York State Dorm. Auth. School
      Improv. Rev. Bonds,
      5.00%, 12/15/24 .......................       NR, AAA            1,000,000            1,039,790
    New York State Environ. Fac. Corp. Rev.
      Bonds, Ser. A, 5.00%, 03/15/13 ........       NR, AAA              515,000              549,335
    New York State Thruway Auth., NY
      Highway Improv. Rev. Bonds,
      (AMBAC), 5.00%, 01/01/25 ..............       Aa3, AA            1,000,000            1,025,060
    New York Tobacco Sett. Fund. Corp.
      Rev. Bonds, Ser. A-1,
      5.50%, 06/01/14 .......................       A1, AA-              450,000              457,340
    New York, NY Gen. Oblig. Bonds,
      Ser. E, 5.25%, 08/01/12 ...............       Aa3, AA              250,000              265,995
    New York, NY Gen. Oblig. Ref. Bonds,
      Ser. B, 5.25%, 08/01/17 ...............       Aa3, AA               45,000               45,327
    New York, NY Pub. Imps. Gen. Oblig.
      Bonds, Ser. D1, 5.00%, 12/01/21 .......       Aa3, AA            1,000,000            1,036,420
    Tobacco Settlement Fin. Auth. (FGIC),
      5.50%, 06/01/20 .......................       A1, AA-            1,000,000            1,046,720
                                                                                          -----------
                                                                                            6,716,891
                                                                                          -----------

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- FIXED INCOME FUNDS
--------------------------------------
MUNICIPAL BOND FUND
-------------------
   INVESTMENTS / JUNE 30, 2008 -- CONTINUED
--------------------------------------------------------------------------------


                                                 MOODY'S/S&P           PRINCIPAL            VALUE
                                                  RATINGS+              AMOUNT             (NOTE 2)
                                                 -----------          ----------          ----------
  NORTH CAROLINA -- 2.8%
    Charlotte, NC Airport Rev. Bonds,
      Ser. B (MBIA), 5.25%, 07/01/11(2). ....       A1, AA            $1,000,000          $ 1,019,910
    University, NC Sys. Pool Rev.,
      Ser. A (MBIA), 5.00%, 10/01/23 ........       A1, AA             2,725,000            2,798,902
                                                                                          -----------
                                                                                            3,818,812
                                                                                          -----------
  OHIO -- 2.6%
    Dayton-Montgomery County, OH Port.
      Auth. Dev. Rev. Dayton Regl.
      Bond, 5.13%, 05/15/22 .................       NR, NR             2,500,000            2,375,700
    Lorain County, OH Hosp. Rev. Bonds,
      (Catholic Healthcare Partners),
      Ser. A, 5.63%, 10/01/16 ...............       A1, AA-              500,000              521,250
    Ohio State Infrastructure Imp. Gen.
      Oblig. Bonds, 5.75%, 02/01/14 .........      Aa1, AA+              350,000              366,761
    Pickerington, OH Local School Dist.
      Construction & Imp. Gen. Oblig.
      Bonds, (FGIC), 5.80%, 12/01/09 ........       A1, NR               215,000              220,429
                                                                                          -----------
                                                                                            3,484,140
                                                                                          -----------
  OKLAHOMA -- 0.1%
    Oklahoma City, OK Gen. Oblig.
      Bonds, 5.40%, 07/01/12 ................      Aa1, AA+              100,000              105,248
                                                                                          -----------
                                                                                              105,248
                                                                                          -----------
  OREGON -- 0.2%
    Portland, OR Urban Renewal & Redev.
      Ref. Bonds, Ser. A, (FGIC),
      5.00%, 06/15/17 .......................       A3, NR               320,000              330,995
                                                                                          -----------
                                                                                              330,995
                                                                                          -----------
  PENNSYLVANIA -- 9.5%
    Central Bucks, PA School District Ref.
      Bonds, 5.00%, 05/15/25 ................       Aa2, NR            3,000,000            3,101,370
    Lancaster Cnty, PA Solid Waste
      Management Auth. (Resource
      Recovery System), Ser. A,
      (AMBAC), 5.00%, 12/15/14 ..............       Aa3, AA              500,000              507,705
    Pennsylvania State Higher Educ. Fac.
      Auth. Rev. Bonds (Philadelphia College
      of Osteopathic Medicine),
      5.00%, 12/01/16 .......................        NR, A             1,560,000            1,609,015
    Pennsylvania State Higher Educ. Fac.
      Auth. Rev. Bonds, (Philadelphia
      College of Osteopathic Medicine),
      5.00%, 12/01/17 .......................        NR, A               500,000              512,570

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- FIXED INCOME FUNDS
--------------------------------------
MUNICIPAL BOND FUND
-------------------
   INVESTMENTS / JUNE 30, 2008 -- CONTINUED
--------------------------------------------------------------------------------


                                                 MOODY'S/S&P           PRINCIPAL            VALUE
                                                  RATINGS+              AMOUNT             (NOTE 2)
                                                 -----------          ----------          ----------
  PENNSYLVANIA -- (CONTINUED)
    Pennsylvania State Pub. School
      Bldg. Auth. Rev. Bonds, (FGIC),
      5.25%, 11/01/15 .......................       NR, AA            $  545,000          $   570,969
    Pennsylvania State Ref. Gen. Oblig.
      Bonds, 5.00%, 03/01/19 ................       Aa2, AA            1,000,000            1,064,250
    Philadelphia, PA Airport Rev. Bonds,
      (FGIC), Ser. B, 5.50%, 06/15/18 .......       A2, A+             1,350,000            1,345,869
    Philadelphia, PA Airport Rev. Bonds,
      (MBIA), Ser. A, 5.00%, 06/15/18(2) ....       A2, AA               600,000              586,656
    Philadelphia, PA Auth. For Indl.
      Dev. Rev. Bonds,
      4.90%, 05/01/17 .......................      NR, BBB-              290,000              271,951
    Philadelphia, PA Gen. Oblig. Bonds
      (CIFG), 5.00%, 08/01/23 ...............      Baa1, A-            1,000,000              984,360
    Philadelphia, PA Hosps. & Higher
      Educ. Facs. Auth. Rev. Bonds,
      4.25%, 07/01/12 .......................       Aa2, AA              540,000              557,210
    Philadelphia, PA Redev. Auth. For
      Neighborhood Transformation Rev.
      Bonds, Ser. A, 5.50%, 04/15/20 ........      Baa1, BBB             925,000              930,245
    Philadelphia, PA School District Ref.
      Bonds, Ser. A, (AMBAC),
      5.00%, 08/01/17 .......................       Aa3, AA              600,000              622,776
    Pittsburgh, PA Stadium Auth. Lease
      Rev. Bonds, 6.50%, 04/01/11 ...........      Aaa, AAA               80,000               84,643
                                                                                          -----------
                                                                                           12,749,589
                                                                                          -----------
  PUERTO RICO -- 0.3%
    The Childrens Trust Fund, Puerto Rico,
      Tobacco Settlement Rev. Bonds,
      5.00%, 05/15/09 .......................      Baa3, BBB             100,000              100,356
    The Childrens Trust Fund, Puerto Rico,
      Tobacco Settlement Rev. Bonds,
      5.75%, 07/01/14 .......................       NR, AAA              250,000              263,065
                                                                                          -----------
                                                                                              363,421
                                                                                          -----------
  SOUTH CAROLINA -- 1.2%
    South Carolina State Pub. Servicing
      Auth. Rev. Bonds, Ser. D, (FSA),
      5.00%, 01/01/20 .......................      Aaa, AAA            1,500,000            1,551,165
                                                                                          -----------
                                                                                            1,551,165
                                                                                          -----------
  TENNESSEE -- 0.2%
    Memphis, TN Sewer Sys. Ref. Rev.
      Bonds, 5.25%, 10/01/13 ................       A2, AA               250,000              267,565
                                                                                          -----------
                                                                                              267,565
                                                                                          -----------

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- FIXED INCOME FUNDS
--------------------------------------
MUNICIPAL BOND FUND
-------------------
   INVESTMENTS / JUNE 30, 2008 -- CONTINUED
--------------------------------------------------------------------------------


                                                 MOODY'S/S&P           PRINCIPAL            VALUE
                                                  RATINGS+              AMOUNT             (NOTE 2)
                                                 -----------          ----------          ----------
  TEXAS -- 18.3%
    Cedar Park, TX Utility Sys. Rev. Bonds,
      (MBIA), 5.00%, 08/15/18 ...............       A2, AA            $  400,000          $   414,248
    Corpus Christi, TX Utility Sys. Rev.
      Bonds, Ser. A, (AMBAC),
      5.00%, 07/15/18 .......................       Aa3, AA              500,000              521,660
    Dallas-Fort Worth, TX International Airport
      Fac. Improv. Corp Jt Ser A, (FGIC),
      6.00%, 11/01/28 .......................       A1, A+             5,000,000            4,976,250
    Georgetown, TX Indpt. School Dist.
      Gen. Oblig. Ref. Bonds, (PSF-GTD),
      5.00%, 02/15/17 .......................      Aaa, AAA              500,000              525,420
    Houston, TX Unrefunded Pub. Impt.
      Ref. Bonds, Ser. A, 5.25%, 03/01/13 ...      Aa3, AA-              100,000              101,175
    Howard County, TX Jr. College District,
      (AMBAC), 5.00%, 02/15/26 ..............       Aa3, AA            2,810,000            2,881,037
    Katy, TX Indpt. School Dist. Gen.
      Oblig. Bonds, (PSF-GTD),
      5.50%, 02/15/15 .......................      Aaa, AAA              325,000              344,533
    Katy, TX Indpt. School Dist. Gen.
      Oblig. Bonds, (PSF-GTD),
      5.50%, 02/15/15 .......................      Aaa, AAA              175,000              184,254
    Katy, TX Indpt. School Dist. Gen.
      Oblig. Bonds, (PSF-GTD),
      5.00%, 02/15/18 .......................      Aaa, AAA            2,645,000            2,818,195
    Mansfield, TX Independent School
      District Bldg., (PSF-GTD),
      5.00%, 02/15/20 .......................      Aaa, AAA            2,820,000            2,962,833
    Mansfield, TX Independent School
      District Bldg., (PSF-GTD),
      5.00%, 02/15/21 .......................      Aaa, AAA            2,055,000            2,147,023
    Northside Texas Independent School
      District Ref. - Sch. Bldg., (PSF-GTD),
      5.00%, 08/15/18 .......................      Aaa, AAA            1,000,000            1,064,710
    Tarant County, TX Cultural Education
      Fac. Finance Corp., 5.00%, 02/15/22 ...      Aa3, AA-              345,000              347,142
    Tarrant County, TX Health Fac. Corp.
      Hosp. Rev. Ref. (Cook Childrens
      Medical Center) Ser. B, (FSA),
      5.00%, 12/01/21 .......................      Aaa, AAA            2,000,000            2,101,020
    Texas State Ref. Public Fin. Auth.
      Gen. Oblig. Bonds, Ser. 2001A,
      5.50%, 10/01/12 .......................       Aa1, AA              300,000              319,848
    Univ. of Texas Fin. Sys., Ser. E,
      5.00%, 08/15/19 .......................      Aaa, AAA            2,510,000            2,655,655
    Univ. of Texas Ref. Rev. Bonds,
      Ser. 1992A, 6.25%, 07/01/13 ...........      Aaa, AAA               60,000               65,293

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- FIXED INCOME FUNDS
--------------------------------------
MUNICIPAL BOND FUND
-------------------
   INVESTMENTS / JUNE 30, 2008 -- CONTINUED
--------------------------------------------------------------------------------


                                                 MOODY'S/S&P           PRINCIPAL            VALUE
                                                  RATINGS+              AMOUNT             (NOTE 2)
                                                 -----------          ----------          ----------
  TEXAS -- (CONTINUED)
    Univ. of Texas Ref. Rev. Bonds,
      Ser. 1992A, 6.25%, 07/01/13 ...........      Aaa, AAA           $   75,000          $    82,116
    Univ. of Texas Ref. Rev. Bonds,
      Ser. 1992A, 6.25%, 07/01/13 ...........      Aaa, AAA               85,000               94,718
                                                                                          -----------
                                                                                           24,607,130
                                                                                          -----------
  UTAH -- 0.4%
    Salt Lake County, UT Sales Tax Rev.
      Bonds, 5.00%, 08/01/17 ................       NR, AAA              500,000              533,400
                                                                                          -----------
                                                                                              533,400
                                                                                          -----------
  WASHINGTON -- 10.8%
    Klickitat County, WA Public Utility
      District No. 1 Ser. B, (FGIC),
      5.25%, 12/01/22 .......................       A3, NR             2,000,000            2,027,040
    Seattle, WA Muni. Light & Power
      Ref. Rev. Bonds, (FSA),
      5.00%, 07/01/10 .......................      Aaa, AAA              350,000              357,602
    Washington Health Care Fac. Auth.,
      5.00%, 12/01/23 .......................       A3, AA             1,570,000            1,520,749
    Washington Health Care Fac. Auth.
      Group Health Coop., (RADIAN),
      5.00%, 12/01/25 .......................       A3, AA             1,000,000              962,810
    Washington Health Care Fac. Auth.
      VRDB (Multicare Health System)
      Ser. D, (FSA), 2.30%, 08/15/41* .......      Aa2, AA+            3,900,000            3,900,000
    Washington State Econ. Dev. Fin. Auth.
      Biomedical Resh Properties II,
      (MBIA), 5.25%, 06/01/21 ...............      Aaa, AAA            1,000,000            1,031,520
    Washington State Econ. Dev. Fin. Auth.
      Lease Rev. Washington Biomedical
      Resh Properties II, (MBIA),
      5.00%, 06/01/23 .......................      Aa2, AA+            3,240,000            3,303,472
    Washington State Public Power Supply
      Sys. Nuclear Proj. No. 1 Rev. Bonds,
      5.75%, 07/01/09 .......................      Aaa, AA-              320,000              332,240
    Washington State Public Power Supply
      Sys. Nuclear Proj. No. 2 Rev. Bonds,
      5.75%, 07/01/09 .......................      Aaa, AA-              200,000              207,650
    Washington State Var. Purp. Gen. Oblig.
      Unltd. Bonds, Ser. R-03-A, (MBIA),
      5.00%, 01/01/14 .......................      Aa1, AA+              890,000              929,676
                                                                                          -----------
                                                                                           14,572,759
                                                                                          -----------

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- FIXED INCOME FUNDS
--------------------------------------
MUNICIPAL BOND FUND
-------------------
   INVESTMENTS / JUNE 30, 2008 -- CONTINUED
--------------------------------------------------------------------------------


                                                 MOODY'S/S&P           PRINCIPAL            VALUE
                                                  RATINGS+              AMOUNT             (NOTE 2)
                                                 -----------          ----------         -----------
  WEST VIRGINIA -- 0.2%
    West Virginia State Bldg. Ref. Rev.
      Bonds, Ser. A, (AMBAC),
      5.38%, 07/01/18 .......................       Aa3, AA           $  250,000         $    272,070
                                                                                         ------------
                                                                                              272,070
                                                                                         ------------
  WISCONSIN -- 0.1%
    Wisconsin State Trans. Rev. Ref. Bonds,
      Ser.1, (AMBAC), 5.75%, 07/01/14 .......      Aa3, AA+               70,000               76,506
    Wisconsin State Trans. Rev. Ref. Bonds,
      Ser.1, (AMBAC), 5.75%, 07/01/14 .......      Aa3, AA+              105,000              113,167
                                                                                         ------------
                                                                                              189,673
                                                                                         ------------
    TOTAL MUNICIPAL BONDS (COST $134,482,508) ..................................          133,590,619
                                                                                         ------------



                                                                       SHARES
                                                                      ----------
SHORT-TERM INVESTMENTS -- 0.1%
    BlackRock Liquidity Funds MuniCash
      Portfolio -- Institutional Series                                   35,875               35,875
    BlackRock Liquidity Funds MuniFund
      Portfolio -- Institutional Series                                   35,875               35,875
                                                                                         ------------
    TOTAL SHORT-TERM INVESTMENTS (COST $71,750).................................               71,750
                                                                                         ------------
  TOTAL INVESTMENTS -- 99.5% (COST $134,554,258)(1).............................          133,662,369
  OTHER ASSETS IN EXCESS OF LIABILITIES, NET -- 0.5%............................              620,614
                                                                                         ------------
  NET ASSETS -- 100.0% .........................................................         $134,282,983
                                                                                         ============

----------
+ Although certain securities are not rated (NR) by either Moody's or S&P, they have been determined to be of comparable quality to investment grade securities by the investment adviser. The ratings shown are unaudited.
* Denotes a Variable or Floating Rate Note. Variable or Floating Rate Notes are instruments whose rates change periodically. The rates shown are the interest rates as of June 30, 2008.
(1) The cost for Federal income tax purposes is $134,554,258. At June 30, 2008, net unrealized depreciation was $891,889. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $863,937, and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $1,755,826.
(2) Security is subject to the Alternative Minimum Tax (AMT).
AMBAC -- Credit rating  enhanced by guaranty or insurance  from AMBAC  Indemnity
    Corp.
CIFG -- Credit rating enhanced by guaranty or insurance from CIFG.
FGIC -- Credit rating enhanced by guaranty or insurance from Financial  Guaranty
    Insurance Corp. FSA - Credit rating enhanced by guaranty or insurance from Financial Security Assurance.
LOC -- Letter of Credit.
MBIA -- Credit rating enhanced by guaranty or insurance from MBIA Inc.
PSF-GTD -- Public School Fund Guarantee.
RADIAN -- Credit  rating  enhanced by guaranty or  insurance  from Radian  Asset
    Assurance, Inc.
VRDB -- Variable Rate Demand Bonds.
XLCA --  Credit  rating  enhanced  by  guaranty  or  insurance  from XL  Capital
    Assurance.


    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- FIXED INCOME FUNDS
--------------------------------------
   FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

STATEMENTS OF ASSETS AND LIABILITIES
June 30, 2008


                                                      SHORT/
                                                   INTERMEDIATE-     BROAD MARKET       MUNICIPAL
                                                  TERM BOND FUND      BOND FUND         BOND FUND
                                                  --------------    -------------     -------------
ASSETS:
Investment in securities, at value* ..........    $ 179,137,440     $  71,993,171     $ 133,662,369
Receivable for fund shares sold ..............          191,626           117,000           420,272
Interest and dividends receivable ............        1,821,538           864,805         1,755,316
Other assets .................................           14,743            10,347            15,921
                                                  -------------     -------------     -------------
Total assets .................................      181,165,347        72,985,323       135,853,878
                                                  -------------     -------------     -------------
LIABILITIES:
Obligation to return securities lending
  collateral .................................       13,860,565         4,155,173                --
Payable for fund shares redeemed .............          119,526             1,425            36,864
Payable for investments purchased ............               --                --         1,029,340
Dividends payable ............................          570,178           256,244           420,083
Accrued advisory fee .........................           47,525            19,507            38,318
Other accrued expenses .......................           55,367            36,351            46,290
                                                  -------------     -------------     -------------
Total liabilities ............................       14,653,161         4,468,700         1,570,895
                                                  -------------     -------------     -------------
NET ASSETS ...................................    $ 166,512,186     $  68,516,623     $ 134,282,983
                                                  =============     =============     =============
NET ASSETS CONSIST OF:
Paid-in capital ..............................    $ 165,347,343     $  67,456,192     $ 134,854,277
Undistributed (distributions in excess of)
  net investment income ......................          (59,783)            1,548              (105)
Accumulated net realized gain (loss)
  on investments .............................         (709,748)         (187,257)          320,700
Net unrealized appreciation (depreciation)
  of investments .............................        1,934,374         1,246,140          (891,889)
                                                  -------------     -------------     -------------
NET ASSETS ...................................    $ 166,512,186     $  68,516,623     $ 134,282,983
                                                  =============     =============     =============
NET ASSETS BY SHARE CLASS:
  Institutional Shares .......................    $ 166,361,002     $  68,505,489     $ 134,272,188
  A Shares ...................................          151,184            11,134            10,795
                                                  -------------     -------------     -------------
                                                  $ 166,512,186     $  68,516,623     $ 134,282,983
                                                  =============     =============     =============
SHARES OF BENEFICIAL INTEREST OUTSTANDING
  ($0.01 par value, unlimited authorized
  shares):
  Institutional Shares .......................       16,511,094         7,122,261        10,495,347
  A Shares ...................................           15,150             1,157               844

NET ASSET VALUE PER SHARE:
  Institutional Shares (net asset value (NAV),
    offering and redemption price) ...........    $       10.08     $        9.62     $       12.79
                                                  -------------     -------------     -------------
  A Shares (net asset value (NAV)
    and redemption price) ....................    $        9.98     $        9.62     $       12.79
                                                  -------------     -------------     -------------
  A Shares (offering price -- NAV / 0.98) ....    $       10.18     $        9.82     $       13.05
                                                  -------------     -------------     -------------

*Investments at cost .........................    $ 177,203,066     $  70,747,031     $ 134,554,258

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- FIXED INCOME FUNDS
--------------------------------------
   FINANCIAL STATEMENTS -- CONTINUED
--------------------------------------------------------------------------------

STATEMENTS OF OPERATIONS
For the Year Ended June 30, 2008


                                                      SHORT/
                                                   INTERMEDIATE-     BROAD MARKET       MUNICIPAL
                                                  TERM BOND FUND      BOND FUND         BOND FUND
                                                  --------------    -------------     -------------
INVESTMENT INCOME:
   Interest and dividends ..................        $7,631,577        $3,590,274        $5,246,666
   Securities lending ......................            63,883            23,231                --
                                                    ----------        ----------        ----------
   Total investment income .................         7,695,460         3,613,505         5,246,666
                                                    ----------        ----------        ----------
EXPENSES:
   Advisory Fees ...........................           534,349           236,831           426,053
   Administration fees .....................            21,511             9,550            17,147
   Sub-administration and accounting fees ..           107,771            63,124           102,759
   Custody fees ............................            30,483            16,206            21,402
   Transfer agent fees .....................            49,425            21,384            39,477
   Distribution fees - A Shares ............               380                29                26
   Professional fees .......................            62,605            53,868            51,834
   Reports to shareholders .................            22,156            18,022            20,849
   Registration fees .......................            23,002            22,205            23,668
   Trustees' fees ..........................            22,546            22,536            22,546
   Compliance services .....................             6,235             6,213             6,226
   Other ...................................            19,260            11,047            14,613
                                                    ----------        ----------        ----------
   Total expenses before fee waivers .......           899,723           481,015           746,600
   Sub-administration and accounting
      fees waived ..........................                --            (3,106)               --
                                                    ----------        ----------        ----------
   Total expenses, net .....................           899,723           477,909           746,600
                                                    ----------        ----------        ----------
   Net investment income ...................         6,795,737         3,135,596         4,500,066
                                                    ----------        ----------        ----------
NET REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS:
   Net realized gain (loss) from investments          (318,324)            6,795           409,938
   Net change in unrealized appreciation
      (depreciation) on investments ........         2,932,620           758,215          (280,648)
                                                    ----------        ----------        ----------
   Net gain on investments .................         2,614,296           765,010           129,290
                                                    ----------        ----------        ----------
NET INCREASE IN NET ASSETS RESULTING
   FROM OPERATIONS .........................        $9,410,033        $3,900,606        $4,629,356
                                                    ==========        ==========        ==========

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- FIXED INCOME FUNDS
--------------------------------------
   FINANCIAL STATEMENTS -- CONTINUED
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS


                                                                   SHORT/INTERMEDIATE-TERM
                                                                          BOND FUND
                                                                -----------------------------
                                                                      FOR THE YEARS ENDED
                                                                           JUNE 30,
                                                                -----------------------------
                                                                    2008             2007
                                                                ------------     ------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
   Net investment income ...................................    $  6,795,737     $  6,824,378
   Net realized gain (loss) on investments .................        (318,324)         171,782
   Net change in unrealized appreciation (depreciation)
      on investments .......................................       2,932,620        1,268,999
                                                                ------------     ------------
Net increase in net assets resulting from operations .......       9,410,033        8,265,159
                                                                ------------     ------------
Distributions to shareholders from:
   Net investment income:
      Institutional Shares .................................      (6,779,825)      (6,814,055)
      A Shares .............................................          (6,386)          (7,256)
                                                                ------------     ------------
Total distributions ........................................      (6,786,211)      (6,821,311)
                                                                ------------     ------------
Fund share transactions (Note 6): Proceeds from shares sold:
      Institutional Shares .................................      46,307,362       68,261,384
      A Shares .............................................          25,366           22,788
   Cost of shares issued on reinvestment of distributions:
      Institutional Shares .................................       4,089,217        4,656,384
      A Shares .............................................           6,386            7,176
   Cost of shares redeemed:
      Institutional Shares .................................     (31,043,587)     (62,886,210)
      A Shares .............................................         (51,900)         (27,599)
                                                                ------------     ------------
Net increase in net assets from Fund
   share transactions ......................................      19,332,844       10,033,923
                                                                ------------     ------------
Total increase in net assets ...............................      21,956,666       11,477,771
NET ASSETS:
   Beginning of Year .......................................     144,555,520      133,077,749
                                                                ------------     ------------
   End of Year .............................................    $166,512,186     $144,555,520
                                                                ============     ============
Distributions in excess of net investment income ...........    $    (59,783)    $    (75,168)
                                                                ------------     ------------

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- FIXED INCOME FUNDS
--------------------------------------
   FINANCIAL STATEMENTS -- CONTINUED
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS


                                                                      BROAD MARKET
                                                                        BOND FUND
                                                              -----------------------------
                                                                    FOR THE YEARS ENDED
                                                                         JUNE 30,
                                                              -----------------------------
                                                                  2008             2007
                                                              ------------     ------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
   Net investment income .................................    $  3,135,596     $  3,224,220
   Net realized gain on investments ......................           6,795          284,743
   Net change in unrealized appreciation (depreciation)
      on investments .....................................         758,215          901,294
                                                              ------------     ------------
Net increase in net assets resulting from operations .....       3,900,606        4,410,257
                                                              ------------     ------------
Distributions to shareholders from:
   Net investment income:
      Institutional Shares ...............................      (3,135,472)      (3,229,688)
      A Shares ...........................................            (496)            (456)
   Net realized gains:
      Institutional Shares ...............................        (467,033)              --
      A Shares ...........................................             (78)              --
                                                              ------------     ------------
Total distributions ......................................      (3,603,079)      (3,230,144)
                                                              ------------     ------------
Fund share transactions (Note 6):
   Proceeds from shares sold:
      Institutional Shares ...............................      12,486,028       14,836,890
      A Shares ...........................................           3,152               --
   Cost of shares issued on reinvestment of distributions:
      Institutional Shares ...............................       2,610,995        2,411,262
      A Shares ...........................................             574              450
   Cost of shares redeemed:
      Institutional Shares ...............................     (15,794,539)     (16,251,378)
      A Shares ...........................................          (3,124)              --
                                                              ------------     ------------
Net increase (decrease) in net assets from Fund
   share transactions ....................................        (696,914)         997,224
                                                              ------------     ------------
Total increase (decrease) in net assets ..................        (399,387)       2,177,337
NET ASSETS:
   Beginning of Year .....................................      68,916,010       66,738,673
                                                              ------------     ------------
   End of Year ...........................................    $ 68,516,623     $ 68,916,010
                                                              ============     ============
Undistributed (distributions in excess of)
   net investment income .................................    $      1,548     $     (1,799)
                                                              ------------     ------------

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- FIXED INCOME FUNDS
--------------------------------------
   FINANCIAL STATEMENTS -- CONTINUED
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS


                                                                           MUNICIPAL
                                                                           BOND FUND
                                                                -------------------------------
                                                                      FOR THE YEARS ENDED
                                                                           JUNE 30,
                                                                -------------------------------
                                                                    2008               2007
                                                                -------------     -------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
   Net investment income ...................................    $   4,500,066     $   3,512,025
   Net realized gain on investments ........................          409,938           280,922
   Net change in unrealized appreciation (depreciation)
      on investments .......................................         (280,648)           91,099
                                                                -------------     -------------
Net increase in net assets resulting from operations .......        4,629,356         3,884,046
                                                                -------------     -------------
Distributions to shareholders from:
   Net investment income:
      Institutional Shares .................................       (4,499,693)       (3,511,700)
      A Shares .............................................             (373)             (325)
                                                                -------------     -------------
Total distributions ........................................       (4,500,066)       (3,512,025)
                                                                -------------     -------------
Fund share transactions (Note 6): Proceeds from shares sold:
      Institutional Shares .................................       47,229,618        42,502,703
      A Shares .............................................               --                --
   Cost of shares issued on reinvestment of distributions:
      Institutional Shares .................................        1,917,763         1,639,394
      A Shares .............................................              369               322
   Cost of shares redeemed:
      Institutional Shares .................................      (28,122,542)      (20,820,358)
      A Shares .............................................               --                --
                                                                -------------     -------------
Net increase in net assets from Fund
   share transactions ......................................       21,025,208        23,322,061
                                                                -------------     -------------
Total increase in net assets ...............................       21,154,498        23,694,082
NET ASSETS:
   Beginning of Year .......................................      113,128,485        89,434,403
                                                                -------------     -------------
   End of Year .............................................    $ 134,282,983     $ 113,128,485
                                                                =============     =============
Distributions in excess of net investment income ...........    $        (105)    $        (105)
                                                                -------------     -------------

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- FIXED INCOME FUNDS
--------------------------------------
   FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


   The following tables include selected data for a share outstanding throughout each period and other performance information derived from the financial statements. The total returns in the tables represent the rate an investor would have earned or lost on an investment in the Funds (assuming reinvestment of all dividends and distributions). This information should be read in conjunction with the financial statements and notes thereto.


                                                                           FOR THE YEARS ENDED JUNE 30,
                                                      -----------------------------------------------------------------------
                                                        2008           2007            2006           2005             2004
                                                      --------       --------        --------       --------         --------
SHORT/INTERMEDIATE-TERM BOND FUND --
   INSTITUTIONAL SHARES

NET ASSET VALUE -- BEGINNING OF YEAR .............    $   9.88       $   9.77        $  10.23       $  10.18         $  10.80
                                                      --------       --------        --------       --------         --------
INVESTMENT OPERATIONS:
   Net investment income .........................        0.45           0.45            0.41           0.37             0.38
   Net realized and unrealized gain (loss)
      on investments .............................        0.20           0.11           (0.44)          0.08            (0.40)
                                                      --------       --------        --------       --------         --------
      Total from investment operations ...........        0.65           0.56           (0.03)          0.45            (0.02)
                                                      --------       --------        --------       --------         --------
DISTRIBUTIONS:
   From net investment income ....................       (0.45)         (0.45)          (0.41)         (0.37)           (0.38)
   From net realized gains .......................          --             --           (0.02)         (0.03)           (0.22)
                                                      --------       --------        --------       --------         --------
      Total distributions ........................       (0.45)         (0.45)          (0.43)         (0.40)           (0.60)
                                                      --------       --------        --------       --------         --------
NET ASSET VALUE -- END OF YEAR ...................    $  10.08       $   9.88        $   9.77       $  10.23         $  10.18
                                                      ========       ========        ========       ========         ========
TOTAL RETURN .....................................        6.65%          5.78%          (0.25)%         4.50%           (0.22)%
RATIOS (TO AVERAGE NET ASSETS)/
   SUPPLEMENTAL DATA(1):
   Expenses:
      Including expense limitations ..............        0.59%          0.57%           0.64%          0.65%            0.62%
      Excluding expense limitations ..............        0.59%          0.57%           0.65%          0.65%            0.62%
   Net investment income .........................        4.45%          4.52%           4.13%          3.60%            3.60%
   Portfolio turnover rate .......................          22%            57%             35%            33%              27%
Net assets at end of year (000 omitted) ..........    $166,361       $144,387        $132,913       $108,828         $188,519

----------
(1) For the periods prior to July 1, 2005, the Fund operated as a feeder fund in a master-feeder structure. The expense and net investment income ratios include expenses allocated from the master fund, WT Investment Trust I--Short/Intermediate Bond Series (the "Series"), and the portfolio turnover rate reflects investment activity of the Series. Effective July 1, 2005, the Fund no longer operates in a master-feeder structure.


    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- FIXED INCOME FUNDS
--------------------------------------
   FINANCIAL HIGHLIGHTS -- CONTINUED
--------------------------------------------------------------------------------


                                                                                                        FOR THE PERIOD
                                                                                                          OCTOBER 7,
                                                                         FOR THE                            2003(1)
                                                                   YEARS ENDED JUNE 30,                     THROUGH
                                                      ----------------------------------------------        JUNE 30,
                                                       2008         2007          2006         2005           2004
                                                      ------       ------        ------       ------         ------
SHORT/INTERMEDIATE-TERM BOND
   FUND -- A SHARES

NET ASSET VALUE -- BEGINNING
   OF PERIOD .....................................    $ 9.78       $ 9.67        $10.13       $10.08         $10.59
                                                      ------       ------        ------       ------         ------
INVESTMENT OPERATIONS:
   Net investment income.. .......................      0.42         0.42          0.38         0.34           0.25
   Net realized and unrealized gain
      (loss) on investments ......................      0.20         0.11         (0.44)        0.08          (0.29)
                                                      ------       ------        ------       ------         ------
      Total from investment
         operations ..............................      0.62         0.53         (0.06)        0.42          (0.04)
                                                      ------       ------        ------       ------         ------
DISTRIBUTIONS:
   From net investment income ....................     (0.42)       (0.42)        (0.38)       (0.34)         (0.25)
   From net realized gains .......................        --           --         (0.02)       (0.03)         (0.22)
                                                      ------       ------        ------       ------         ------
      Total distributions ........................     (0.42)       (0.42)        (0.40)       (0.37)         (0.47)
                                                      ------       ------        ------       ------         ------
NET ASSET VALUE -- END OF PERIOD .................    $ 9.98       $ 9.78        $ 9.67       $10.13         $10.08
                                                      ======       ======        ======       ======         ======
TOTAL RETURN(2) ..................................      6.40%        5.53%        (0.56)%       4.26%         (0.36)%**
RATIOS (TO AVERAGE NET ASSETS)/
   SUPPLEMENTAL DATA(3):
   Expenses:
      Including expense
         limitations .............................      0.84%        0.82%         0.89%        0.91%          0.86%*
      Excluding expense
         limitations .............................      0.84%        0.82%         0.90%        6.46%          5.36%*
   Net investment income .........................      4.20%        4.26%         3.80%        3.36%          3.32%*
   Portfolio turnover rate .......................        22%          57%           35%          33%            27%(4)
Net assets at end of period
   (000 omitted) .................................    $  151       $  169        $  164       $  247         $  223

----------
*   Annualized
**  Not annualized
(1) Commencement of operations.
(2) Total return does not reflect the impact of the maximum front-end sales load of 2.00%. If reflected, the return would be lower.
(3) For the periods prior to July 1, 2005, the Fund operated as a feeder fund in a master-feeder structure. The expense and net investment income ratios include expenses allocated from the master fund, WT Investment Trust I--Short/Intermediate Bond Series (the "Series"), and the portfolio turnover rate reflects investment activity of the Series. Effective July 1, 2005, the Fund no longer operates in a master-feeder structure.
(4) Represents the portfolio turnover rate for the Fund for the year ended June 30, 2004.


    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- FIXED INCOME FUNDS
--------------------------------------
   FINANCIAL HIGHLIGHTS -- CONTINUED
--------------------------------------------------------------------------------


                                                                           FOR THE YEARS ENDED JUNE 30,
                                                      -----------------------------------------------------------------------
                                                        2008           2007            2006           2005             2004
                                                      --------       --------        --------       --------         --------
BROAD MARKET BOND FUND -- INSTITUTIONAL SHARES

NET ASSET VALUE -- BEGINNING OF YEAR .............     $  9.57        $  9.41         $ 10.07        $  9.90          $ 10.67
                                                       -------        -------         -------        -------          -------
INVESTMENT OPERATIONS:
   Net investment income .........................        0.45           0.44            0.41           0.39             0.41
   Net realized and unrealized gain (loss)
      on investments .............................        0.12           0.16           (0.54)          0.27            (0.53)
                                                       -------        -------         -------        -------          -------
      Total from investment operations ...........        0.57           0.60           (0.13)          0.66            (0.12)
                                                       -------        -------         -------        -------          -------
DISTRIBUTIONS:
   From net investment income ....................       (0.45)         (0.44)          (0.41)         (0.39)           (0.41)
   From net realized gains .......................       (0.07)            --           (0.12)         (0.10)           (0.24)
                                                       -------        -------         -------        -------          -------
      Total distributions ........................       (0.52)         (0.44)          (0.53)         (0.49)           (0.65)
                                                       -------        -------         -------        -------          -------
NET ASSET VALUE -- END OF YEAR ...................     $  9.62        $  9.57         $  9.41        $ 10.07          $  9.90
                                                       =======        =======         =======        =======          =======
TOTAL RETURN .....................................        6.03%          6.47%          (1.25)%         6.80%           (1.13)%
RATIOS (TO AVERAGE NET ASSETS)/
   SUPPLEMENTAL DATA(1):
   Expenses:
      Including expense limitations ..............        0.71%          0.70%           0.72%          0.72%            0.68%
      Excluding expense limitations ..............        0.71%          0.70%           0.73%          0.73%            0.68%
   Net investment income .........................        4.63%          4.60%           4.28%          3.89%            4.05%
   Portfolio turnover rate .......................          26%            33%             31%            43%              26%
Net assets at end of year (000 omitted) ..........     $68,505        $68,905         $66,729        $66,586          $88,935

----------
(1) For the periods prior to July 1, 2005, the Fund operated as a feeder fund in a master-feeder structure. The expense and net investment income ratios include expenses allocated from the master fund, WT Investment Trust I--Broad Market Bond Series (the "Series"), and the portfolio turnover rate reflects investment activity of the Series. Effective July 1, 2005, the Fund no longer operates in a master-feeder structure.


    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- FIXED INCOME FUNDS
--------------------------------------
   FINANCIAL HIGHLIGHTS -- CONTINUED
--------------------------------------------------------------------------------


                                                      FOR THE YEARS ENDED            FOR THE PERIOD
                                                             JUNE 30,             DECEMBER 20, 2005(1)
                                                     -----------------------             THROUGH
                                                      2008             2007           JUNE 30, 2006
                                                     ------           ------      --------------------
BROAD MARKET BOND FUND -- A SHARES

NET ASSET VALUE -- BEGINNING OF PERIOD ..........    $ 9.58           $ 9.41              $ 9.67
                                                     ------           ------              ------
INVESTMENT OPERATIONS:
   Net investment income ........................      0.42             0.42                0.21
   Net realized and unrealized gain (loss)
      on investments ............................      0.11             0.17               (0.26)
                                                     ------           ------              ------
      Total from investment operations ..........      0.53             0.59               (0.05)
                                                     ------           ------              ------
DISTRIBUTIONS:
   From net investment income ...................     (0.42)           (0.42)              (0.21)
   From net realized gains ......................     (0.07)              --                  --
                                                     ------           ------              ------
      Total distributions .......................     (0.49)           (0.42)              (0.21)
                                                     ------           ------              ------
NET ASSET VALUE -- END OF PERIOD ................    $ 9.62           $ 9.58              $ 9.41
                                                     ======           ======              ======

TOTAL RETURN(2) .................................      5.64%            6.35%              (0.55)%**
RATIOS (TO AVERAGE NET ASSETS)/
   SUPPLEMENTAL DATA:
   Expenses:
      Including expense limitations .............      0.96%            0.95%               0.97%*
      Excluding expense limitations .............      0.96%            0.95%               0.99%*
   Net investment income ........................      4.37%            4.39%               4.12%*
   Portfolio turnover rate ......................        26%              33%                 31%(3)
Net assets at end of period (000 omitted) .......    $   11           $   11              $   10

-------------------------
*   Annualized
**  Not annualized
(1) Commencement of operations.
(2) Total return does not reflect the impact of the maximum front-end sales load of 2.00%. If reflected, the return would be lower.
(3) Represents the portfolio turnover rate for the Fund for the year ended June 30, 2006.


    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- FIXED INCOME FUNDS
--------------------------------------
   FINANCIAL HIGHLIGHTS -- CONTINUED
--------------------------------------------------------------------------------


                                                                           FOR THE YEARS ENDED JUNE 30,
                                                      --------------------------------------------------------------------
                                                        2008           2007            2006         2005            2004
                                                      --------       --------        -------       -------         -------
MUNICIPAL BOND FUND -- INSTITUTIONAL SHARES

NET ASSET VALUE -- BEGINNING OF YEAR .............    $  12.75       $  12.66        $ 13.00       $ 12.80         $ 13.27
                                                      --------       --------        -------       -------         -------
INVESTMENT OPERATIONS:
   Net investment income .........................        0.48           0.43           0.40          0.38            0.36
   Net realized and unrealized gain (loss)
      on investments .............................        0.04           0.09          (0.34)         0.20           (0.45)
                                                      --------       --------        -------       -------         -------
      Total from investment operations ...........        0.52           0.52           0.06          0.58           (0.09)
                                                      --------       --------        -------       -------         -------
DISTRIBUTIONS:
   From net investment income ....................       (0.48)         (0.43)         (0.40)        (0.38)          (0.36)
   From net realized gains .......................          --             --             --            --           (0.02)
                                                      --------       --------        -------       -------         -------
      Total distributions ........................       (0.48)         (0.43)         (0.40)        (0.38)          (0.38)
                                                      --------       --------        -------       -------         -------
NET ASSET VALUE -- END OF YEAR ...................    $  12.79       $  12.75        $ 12.66       $ 13.00         $ 12.80
                                                      ========       ========        =======       =======         =======
TOTAL RETURN .....................................        4.09%          4.15%          0.45%         4.56%          (0.64)%
RATIOS (TO AVERAGE NET ASSETS)/
   SUPPLEMENTAL DATA(1):
   Expenses:
      Including expense limitations ..............        0.61%          0.65%          0.69%         0.75%           0.75%
      Excluding expense limitations ..............        0.61%          0.65%          0.69%         0.79%           0.82%
   Net investment income .........................        3.70%          3.37%          3.12%         2.89%           2.78%
   Portfolio turnover rate .......................          37%            56%            45%           38%             20%
Net assets at end of year (000 omitted) ..........    $134,272       $113,118        $89,424       $65,818         $63,069

----------
(1) For the periods prior to July 1, 2005, the Fund operated as a feeder fund in a master-feeder structure. The expense and net investment income ratios include expenses allocated from the master fund, WT Investment Trust I--Municipal Bond Series (the "Series"), and the portfolio turnover rate reflects investment activity of the Series. Effective July 1, 2005, the Fund no longer operates in a master-feeder structure.


    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- FIXED INCOME FUNDS
--------------------------------------
   FINANCIAL HIGHLIGHTS -- CONTINUED
--------------------------------------------------------------------------------


                                                      FOR THE YEARS ENDED            FOR THE PERIOD
                                                             JUNE 30,             DECEMBER 20, 2005(1)
                                                     -----------------------             THROUGH
                                                      2008             2007           JUNE 30, 2006
                                                     ------           ------      --------------------
MUNICIPAL BOND FUND -- A SHARES

NET ASSET VALUE -- BEGINNING OF PERIOD ..........    $12.75           $12.66              $12.82
                                                     ------           ------              ------
INVESTMENT OPERATIONS:
   Net investment income ........................      0.45             0.40                0.20
   Net realized and unrealized gain (loss)
      on investments ............................      0.04             0.09               (0.16)
                                                     ------           ------              ------
      Total from investment operations ..........      0.49             0.49                0.04
                                                     ------           ------              ------
DISTRIBUTIONS:
   From net investment income ...................     (0.45)           (0.40)              (0.20)
                                                     ------           ------              ------
      Total distributions .......................     (0.45)           (0.40)              (0.20)
                                                     ------           ------              ------
NET ASSET VALUE -- END OF PERIOD ................    $12.79           $12.75              $12.66
                                                     ======           ======              ======
TOTAL RETURN(2) .................................      3.86%            3.92%               0.29%**
RATIOS (TO AVERAGE NET ASSETS)/
   SUPPLEMENTAL DATA:
   Expenses:
      Including expense limitations .............      0.86%            0.90%               0.94%*
      Excluding expense limitations .............      0.86%            0.90%               0.95%*
   Net investment income ........................      3.48%            3.15%               2.94%*
   Portfolio turnover rate ......................        37%              56%                 45%(3)
Net assets at end of period (000 omitted) .......    $   11           $   10              $   10

----------
*   Annualized
**  Not annualized
(1) Commencement of operations.
(2) Total return does not reflect the impact of the maximum front-end sales load of 2.00%. If reflected, the return would be lower.
(3) Represents the portfolio turnover rate for the Fund for the year ended June 30, 2006.


    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- FIXED INCOME FUNDS
--------------------------------------
   NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1. DESCRIPTION OF THE FUND. WT Mutual Fund (the "Trust") is registered under the Investment Company Act of 1940, as amended, (the "1940 Act") as an open-end management investment company and was organized as a Delaware business trust on June 1, 1994. The Amended and Restated Agreement and Declaration of Trust permits the Board of Trustees (the "Trustees") to establish series of shares, each of which constitutes a series separate and distinct from the shares of other series. As of June 30, 2008, the Trust offered 19 series, three of which are included in these financial statements. The three series included are: Wilmington Short/Intermediate-Term Bond Fund ("Short/Intermediate-Term Bond Fund"), Wilmington Broad Market Bond Fund ("Broad Market Bond Fund") and Wilmington Municipal Bond Fund ("Municipal Bond Fund") (each, a "Fund" and collectively, the "Funds").

   Each Fund offers two classes of shares: Institutional Shares and A Shares. All classes of shares have identical voting, dividend and liquidation rights. Institutional Shares are offered to retirement plans and other institutional investors. A Shares are available to all investors and are subject to a Rule 12b-1 distribution fee and a maximum front-end sales charge of 2.00%.

2. SIGNIFICANT   ACCOUNTING  POLICIES.   The  following  is  a  summary  of  the
   significant accounting policies of the Funds:

   SECURITY VALUATION. Securities held by the Funds which are listed on a securities exchange and for which market quotations are available are valued at the last quoted sale price of the day, or, if there is no such reported sale, securities are valued at the mean between the most recent quoted bid and ask prices. Price information for listed securities is taken from the exchange where the security is primarily traded. Unlisted securities for which market quotations are readily available are valued at the most recent bid prices. Current market prices are generally not available for municipal securities; current market prices may also be unavailable for other types of fixed-income securities held by the Funds. To determine the value of those securities, the Funds may use a pricing service that takes into account not only developments related to the specific securities, but also transactions in comparable securities. Securities with a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value, unless the Trustees determine that this does not represent fair value. Securities that do not have a readily available current market value are valued in good faith by using procedures adopted by the Trustees. When a Fund uses fair value pricing to determine NAV, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Trustees believes accurately reflects fair value. The Funds' policy is intended to result in a calculation of a Fund's NAV that fairly reflects security values as of the time of pricing. However, fair values determined pursuant to a Fund's procedures may not accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing.

   In September 2006, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (FAS 157). FAS 157 establishes a framework for measuring fair value in generally accepted accounting principles, clarifies the definition of fair value within that framework, and expands disclosures about the use of fair value measurements. FAS 157 is intended to increase consistency and comparability among fair value estimates used in financial reporting. FAS 157 is effective for fiscal years beginning after November 15, 2007. Management does not expect the adoption of FAS 157 to have an impact on the amounts reported in the financial statements.

   FEDERAL INCOME TAXES. Each Fund is treated as a separate entity for Federal income tax purposes and intends to continue to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its income to its shareholders. Therefore, no Federal income tax provision has been made.

WILMINGTON FUNDS -- FIXED INCOME FUNDS
--------------------------------------
   NOTES TO FINANCIAL STATEMENTS -- CONTINUED
--------------------------------------------------------------------------------

   Effective December 31, 2007, the Funds adopted FASB Interpretation No. 48, "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Trust's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. The adoption of FIN 48 did not result in the recording of any tax benefit or expenses.

   SECURITY TRANSACTIONS AND INVESTMENT INCOME. Investment security transactions are accounted for on a trade date basis. Each Fund uses the specific identification method for determining realized gains and losses on investments for both financial and Federal income tax reporting purposes. Interest income is recorded on the accrual basis and includes the amortization of premium and the accretion of discount. Realized gains (losses) on paydowns of mortgage-backed and asset-backed securities are recorded as an adjustment to interest income. The Funds record expenses as incurred. Common expenses of the Trust are allocated on a pro rata basis among the series based on relative net assets.

   CLASS ACCOUNTING. In calculating net asset value per share for each class, investment income, realized and unrealized gains and losses and expenses, other than class specific expenses, are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Expenses relating to a specific class are charged directly to that class.

   DISTRIBUTIONS. Distributions from net investment income are declared daily and paid monthly. The Municipal Bond Fund determines the tax-exempt portion of its dividends uniformly based on the ratio of tax-exempt income and taxable income, if any, for the entire fiscal year. Distributions from net realized gains, if any, will be declared and paid annually.

   USE OF ESTIMATES IN THE PREPARATION OF FINANCIAL STATEMENTS. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

3. ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES. Rodney Square Management Corporation ("RSMC"), a wholly owned subsidiary of Wilmington Trust Corporation, serves as the investment adviser to each Fund. For its services, RSMC receives a fee from each Fund at an annual rate of 0.35% of the Fund's first $1 billion of average daily net assets; 0.30% of the Fund's next $1 billion of average daily net assets; and 0.25% of the Fund's average daily net assets in excess of $2 billion. Wilmington Trust Investment Management, LLC ("WTIM"), also a wholly owned subsidiary of Wilmington Trust Corporation and under common control with RSMC, provides certain investment services, information, advice, assistance and facilities and performs research, statistical and investment services pursuant to a sub-advisory agreement among the Trust, RSMC and WTIM. WTIM receives a sub-advisory fee from RSMC as agreed to from time to time with RSMC.

   The Funds' Chief Compliance Officer is employed and compensated by RSMC. RSMC provides compliance services to the Funds pursuant to a Compliance Services Agreement. For these services, the Trust pays RSMC an annual fee equal to three-fourths of the Chief Compliance Officer's total compensation. The fees for these services for the year ended June 30, 2008 are shown separately on the Statements of Operations.

WILMINGTON FUNDS -- FIXED INCOME FUNDS
--------------------------------------
   NOTES TO FINANCIAL STATEMENTS -- CONTINUED
--------------------------------------------------------------------------------

   RSMC provides administrative services to the Funds pursuant to an Administration Agreement. For these services, the Trust pays RSMC a fee at the annual rate of 0.0185% of the Trust's first $2 billion of total aggregate daily net assets; 0.0175% of the Trust's next $2 billion of total aggregate daily net assets; 0.0125% of the Trust's next $2 billion of total aggregate daily net assets; and 0.0080% of the Trust's total aggregate daily net assets in excess of $6 billion. The fees paid to RSMC for these services for the year ended June 30, 2008 are shown separately on the Statements of Operations.

   PNC Global Investment Servicing (U.S.), Inc. (formerly PFPC Inc.) provides sub-administration, accounting, and transfer agent services pursuant to an agreement with RSMC and the Trust for which it receives fees directly from the Funds.

   COMPENSATION OF TRUSTEES AND OFFICERS. Except for the Funds' Chief Compliance Officer, Trustees and Officers of the Funds who are employees or officers of RSMC or WTIM do not receive any compensation from the Funds. Trustees of the Funds who are not employees or officers of RSMC or WTIM receive compensation and reimbursement of expenses from the Funds. Under a Deferred Compensation Plan (the "Plan") adopted August 15, 2002, disinterested Trustees may elect to defer receipt of all, or a portion, of their annual compensation. Deferred amounts are invested in shares of a series of the Trust and remain so until distributed in accordance with the Plan. Trustees' fees reflected in the accompanying financial statements include total compensation earned, whether elected to be paid in cash or deferred under the Plan.

   DISTRIBUTION FEES. The A Shares of each Fund have in place a distribution plan under Rule 12b-1 under the 1940 Act that allows each Fund to pay a fee for the sale and distribution of A Shares, and for services provided to A Shares shareholders. The 12b-1 Plan provides for a maximum distribution fee at an annual rate of 0.25% of each Fund's average daily net assets of the A Shares.

   Wilmington Trust Company ("WTC"), an affiliate of RSMC, serves as custodian to the Funds and PFPC Trust Company serves as sub-custodian to the Funds. The Funds pay WTC for its services as custodian and WTC pays PFPC Trust Company for its services as sub-custodian. The fees for these services for the year ended June 30, 2008 are shown separately on the Statements of Operations.

4. INVESTMENT  SECURITIES  TRANSACTIONS.  During the year  ended June 30,  2008,
   purchases  and  sales  of   investment   securities   (excluding   short-term
   investments) were as follows:

                             SHORT/INTERMEDIATE-   BROAD MARKET      MUNICIPAL
                               TERM BOND FUND        BOND FUND       BOND FUND
                             -------------------   ------------     -----------
   Purchases..............       $50,733,085       $16,614,216      $63,105,955
   Sales..................        32,055,285        17,478,131       42,779,746

5. SECURITIES LENDING AGREEMENT. Short/Intermediate-Term Bond Fund and Broad Market Bond Fund may lend their securities pursuant to a securities lending agreement ("Lending Agreement") with PFPC Trust Company. Security loans made pursuant to the Lending Agreement are required at all times to be secured by cash collateral at least equal to 102% of the market value of the securities loaned. Cash collateral received, pursuant to investment guidelines established by the Fund and approved by the Board of Trustees, is invested in short-term fixed income securities rated in the highest rating category by nationally recognized statistical rating organizations (or of comparable quality if unrated) with a maturity date of 397 days or less, including corporate obligations and money market mutual funds. All such investments are made at the risk of the Fund and, as such, the Fund is liable for investment losses. PFPC Trust Company and the borrower retain a portion of the earnings from the collateral investments, with

WILMINGTON FUNDS -- FIXED INCOME FUNDS
--------------------------------------
   NOTES TO FINANCIAL STATEMENTS -- CONTINUED
--------------------------------------------------------------------------------

   the remainder being retained by the Fund. The Fund records securities lending income net of such allocations.

   In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, PFPC Trust Company has agreed to pay the amount of the shortfall to the Fund, or at its discretion, replace the loaned securities. In the event of default or bankruptcy by PFPC Trust Company, realization and/or retention of the collateral may be subject to legal proceedings.

6. CAPITAL SHARE TRANSACTIONS. Transactions in shares of capital stock for the years ended June 30, 2008 and June 30, 2007 for the Institutional Shares and A Shares were as follows.


                                   FOR THE YEAR ENDED      FOR THE YEAR ENDED
                                      JUNE 30, 2008           JUNE 30, 2007
                              -----------------------   -----------------------
                              INSTITUTIONAL             INSTITUTIONAL
                                 SHARES      A SHARES      SHARES      A SHARES
                              -------------  --------   -------------  --------

   Short/Intermediate-Term Bond Fund
   ---------------------------------

   Sold ....................    4,560,824      2,475      6,859,776      2,294
   Issued on reinvestment
     of distributions ......      404,341        654        467,958        728
   Redeemed ................   (3,074,380)    (5,211)    (6,314,246)    (2,782)
                               ----------     ------     ----------     ------
   Net increase (decrease)      1,890,785     (2,082)     1,013,488        240
                               ==========     ======     ==========     ======

   Broad Market Bond Fund
   ----------------------

   Sold ....................    1,285,607        319      1,537,015         --
   Issued on reinvestment
        of distributions ...      267,895        592         49,769         47
   Redeemed ................   (1,628,081)      (321)    (1,684,151)        --
                               ----------     ------     ----------     ------
   Net increase (decrease)        (74,579)        57        102,633         47
                               ==========     ======     ==========     ======

   Municipal Bond Fund
   -------------------

   Sold ....................    3,645,226         --      3,300,639         --
   Issued on reinvestment
     of distributions ......      148,721         29        127,334         25
   Redeemed ................   (2,172,068)        --     (1,617,648)        --
                               ----------     ------     ----------     ------
   Net increase ............    1,621,879         29      1,810,325         25
                               ==========     ======     ==========     ======

7. FEDERAL TAX INFORMATION. Distributions to shareholders from net investment income and realized gains are determined in accordance with Federal income tax regulations, which may differ from net investment income and realized gains recognized for financial reporting purposes. Additionally, net short-term realized gains are treated as "ordinary income" for tax purposes. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on the Federal tax treatment; temporary differences due to timing of recognition of income or gains do not require such reclassification.

WILMINGTON FUNDS -- FIXED INCOME FUNDS
--------------------------------------
   NOTES TO FINANCIAL STATEMENTS -- CONTINUED
--------------------------------------------------------------------------------

   At June 30, 2008, the following reclassifications were made within the capital accounts to reflect permanent differences relating primarily to paydown gains/losses on mortgage- and asset-backed securities and the tax character of certain distributions.

                                            SHORT/INTERMEDIATE-    BROAD MARKET
                                              TERM BOND FUND         BOND FUND
                                            -------------------    ------------
   Undistributed net investment income....        $ 5,859            $ 3,719
   Accumulated net realized gain (loss)
    on investments........................         (5,859)            (3,719)

   The tax character of distributions paid during the years ended June 30, 2008 and June 30, 2007, respectively, was as follows:


                                       SHORT/INTERMEDIATE
                                           TERM BOND          BROAD MARKET        MUNICIPAL
                                              FUND             BOND FUND          BOND FUND
                                       ------------------     ------------       ----------

   YEAR ENDED JUNE 30, 2008
   Ordinary income...............          $6,786,211          $3,597,106        $   11,561
   Tax-exempt income.............                  --                  --         4,488,505
   Long-term capital gains.......                  --               5,973                --
                                           ----------          ----------        ----------
      Total distributions........          $6,786,211          $3,603,079        $4,500,066
                                           ==========          ==========        ==========
   YEAR ENDED JUNE 30, 2007
   Ordinary income...............          $6,821,311          $3,230,144        $    3,155
   Tax-exempt income.............                  --                  --         3,508,870
                                           ----------          ----------        ----------
      Total distributions........          $6,821,311          $3,230,144        $3,512,025
                                           ==========          ==========        ==========


   As of June 30, 2008, the components of accumulated earnings/(deficit) on a tax basis was as follows:


                                              SHORT/INTERMEDIATE
                                                  TERM BOND          BROAD MARKET        MUNICIPAL
                                                     FUND             BOND FUND          BOND FUND
                                              ------------------     ------------       ----------

   Undistributed ordinary income...............    $  521,298        $   270,424        $      --
   Undistributed tax-exempt income.............            --                 --          430,881
   Undistributed long-term capital gains.......            --                 --          320,700
   Capital loss carryforwards..................      (478,122)          (182,816)              --
   Post-October capital losses.................      (231,626)                --               --
   Other temporary differences.................      (581,081)          (268,876)        (430,986)
   Net unrealized appreciation (depreciation)
      of investments...........................     1,934,374          1,241,699         (891,889)
                                                   ----------        -----------        ---------
     Total accumulated earnings/(deficit)......    $1,164,843        $ 1,060,431        $(571,294)
                                                   ==========        ===========        =========

WILMINGTON FUNDS -- FIXED INCOME FUNDS
--------------------------------------
   NOTES TO FINANCIAL STATEMENTS -- CONTINUED
--------------------------------------------------------------------------------


   For Federal income tax purposes, capital loss carryforwards are available to offset future capital gains. Each Fund's capital loss carryforwards will expire as follows:

                                          SHORT/INTERMEDIATE-     BROAD MARKET
                                            TERM BOND FUND          BOND FUND
                                          -------------------     ------------
   6/30/2014...........................        $ 22,033           $        --
   6/30/2015...........................         153,273                    --
   6/30/2016...........................         302,816               182,816

   During the fiscal year ended June 30, 2008, Municipal Bond Fund utilized $89,238 of capital loss carryforwards.

   Post-October losses represent net capital losses realized from November 1, 2007 through June 30, 2008, that in accordance with Federal income tax regulations, the Short/Intermediate-Term Bond Fund has elected to defer and treat as having been recognized the following fiscal year.

8. CONTRACTUAL OBLIGATIONS. The Funds enter into contracts in the normal course of business that contain a variety of indemnifications. The Funds' maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these contracts. Management has reviewed the Funds' existing contracts and expects the risk of loss to be remote.

WILMINGTON FUNDS -- FIXED INCOME FUNDS
--------------------------------------
  REPORT OF ERNST & YOUNG LLP, INDEPENDENT REGISTERED
  PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------


To the Shareholders and Trustees of WT Mutual Fund:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Wilmington Short/Intermediate-Term Bond Fund, Wilmington Broad Market Bond Fund and Wilmington Municipal Bond Fund (the "Funds") (three of the series constituting WT Mutual Fund) as of June 30, 2008, and the related statements of operations for the year then ended, statements of changes in net assets for each of the two years in the period then ended, and financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Funds' internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of June 30, 2008, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Wilmington Short/Intermediate-Term Bond Fund, Wilmington Broad Market Bond Fund and Wilmington Municipal Bond Fund series of WT Mutual Fund at June 30, 2008, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and their financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.



                                                        ERNST & YOUNG LLP



Philadelphia, Pennsylvania
August 26, 2008

WILMINGTON FUNDS -- FIXED INCOME FUNDS
--------------------------------------
   TAX INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------


Pursuant to Section 852 of the Internal Revenue Code of 1986, as amended, the Broad Market Bond Fund paid capital gain distributions (from net long-term capital gains) of $5,973 and the Municipal Bond Fund paid tax-exempt income distributions of $4,488,505 during the fiscal year ended June 30, 2008.


In January 2009, shareholders of the Funds will receive Federal income tax information on all distributions paid to their accounts in the calendar year 2008, including any distributions paid between July 1, 2008 and December 31, 2008.

WILMINGTON FUNDS -- FIXED INCOME FUNDS
--------------------------------------
   TRUSTEES AND OFFICERS
--------------------------------------------------------------------------------


WT Mutual Fund (the "Trust") is governed by a Board of Trustees (the "Trustees"). The primary responsibility of the Trustees is to represent the interest of the Trust's shareholders and to provide oversight management of the Trust.

The following table presents certain information regarding the Trustees and Officers of the Trust. Each person listed under "Interested Trustee" below is an "interested person" of the Trust's investment advisers, within the meaning of the Investment Company Act of 1940, as amended (the "1940 Act"). Each person who is not an "interested person" of the Trust's investment advisers or the Trust within the meaning of the 1940 Act is referred to as an "Independent Trustee" and is listed under such heading below.

Unless specified otherwise, the address of each Trustee and Officer as it relates to the Trust is 1100 N. Market Street, Wilmington, DE 19890.

The Statement of Additional Information for the Funds contains additional information about the Trustees and is available, without charge, upon request, by calling (800) 336-9970 or by visiting the Funds' website at www.wilmingtonfunds.com.


INTERESTED TRUSTEES

          NAME AND                     POSITION(S) HELD
       DATE OF BIRTH,                    WITH TRUST,                    PRINCIPAL OCCUPATION(S)
     NUMBER OF FUNDS IN               TERM OF OFFICE AND                DURING PAST FIVE YEARS,
        FUND COMPLEX                    LENGTH OF TIME                    OTHER DIRECTORSHIPS
   OVERSEEN BY TRUSTEE(1)                   SERVED                          HELD BY TRUSTEE
----------------------------------------------------------------------------------------------------
TED T. CECALA(2)                   Trustee                            Director, Chairman of the
Date of Birth: 1/49                                                   Board, and Chief Executive
                                   Shall serve at the pleasure of     Officer of Wilmington Trust
19 Funds                           the Board and until successor      Corporation and Wilmington
                                   is elected and qualified.          Trust Company since 1996;
                                   Trustee since August 2007.         Member of the Board of
                                                                      Managers of Cramer Rosenthal
                                                                      McGlynn, LLC and Roxbury
                                                                      Capital Management, LLC.
                                                                      (registered investment
                                                                      advisers).

                                                                      Wilmington Trust Corporation;
                                                                      Wilmington Trust Company.

----------------------------------------------------------------------------------------------------
ROBERT J. CHRISTIAN(3)             Trustee                            Retired since February 2006;
Date of Birth: 2/49                                                   Executive Vice President of
                                   Shall serve until death,           Wilmington Trust Company from
19 Funds                           resignation or removal.            February 1996 to February
                                   Trustee since October 1998,        2006; President of Rodney
                                   President and Chairman of the      Square Management Corporation
                                   Board from October 1998 to         ("RSMC") from 1996 to 2005;
                                   January 2006.                      Vice President of RSMC 2005 to
                                                                      2006.

                                                                      FundVantage Trust (8
                                                                      portfolios); Optimum Fund
                                                                      Trust (6 portfolios)
                                                                      (registered investment
                                                                      companies).


(1) The "Fund Complex" currently consists of the Trust (19 funds) and CRM Mutual Fund Trust (6 funds).
(2) Mr. Cecala is an "Interested Trustee" by reason of his position with Wilmington Trust Corporation and Wilmington Trust Company, each an affiliate of RSMC, an investment adviser to the Trust.
(3) Mr. Christian is an "Interested Trustee" by reason of his previous employment with RSMC, the investment adviser to the Trust.

WILMINGTON FUNDS -- FIXED INCOME FUNDS
--------------------------------------
   TRUSTEES AND OFFICERS -- CONTINUED
================================================================================

INDEPENDENT TRUSTEES

          NAME AND                     POSITION(S) HELD
       DATE OF BIRTH,                    WITH TRUST,                    PRINCIPAL OCCUPATION(S)
     NUMBER OF FUNDS IN               TERM OF OFFICE AND                DURING PAST FIVE YEARS,
        FUND COMPLEX                    LENGTH OF TIME                    OTHER DIRECTORSHIPS
   OVERSEEN BY TRUSTEE(1)                   SERVED                          HELD BY TRUSTEE
----------------------------------------------------------------------------------------------------
ROBERT ARNOLD                      Trustee                            Founder and co-manager, R. H.
Date of Birth: 3/44                                                   Arnold & Co., Inc. (financial
                                   Shall serve until death,           consulting) since 1989.
19 Funds                           resignation or removal.
                                   Trustee since May 1997.            First Potomac Realty Trust
                                                                      (real estate investment
                                                                      trust).
----------------------------------------------------------------------------------------------------
DR. ERIC BRUCKER                   Trustee                            Professor of Economics,
Date of Birth: 12/41                                                  Widener University since July
                                   Shall serve until death,           2004; formerly, Dean, School
19 Funds                           resignation or removal.            of Business Administration of
                                   Trustee since October 1999.        Widener University from 2001
                                                                      to 2004; Dean, College of
                                                                      Business, Public Policy and
                                                                      Health at the University of
                                                                      Maine from September 1998 to
                                                                      June 2001.

                                                                      None
----------------------------------------------------------------------------------------------------
NICHOLAS GIORDANO                  Trustee and Chairman of the        Consultant, financial services
Date of Birth: 3/43                Board                              organizations from 1997 to
                                                                      present; Interim President,
19 Funds                           Shall serve until death,           LaSalle University from 1998
                                   resignation or removal.            to 1999.
                                   Trustee since October 1998.

                                                                      Kalmar Pooled Investment
                                                                      Trust; The RBB Fund, Inc. (21
                                                                      portfolios) (registered
                                                                      investment companies);
                                                                      Independence Blue Cross;
                                                                      IntriCon Corporation
                                                                      (industrial furnaces and
                                                                      ovens); Commerce Bancorp, Inc.
----------------------------------------------------------------------------------------------------
LOUIS KLEIN, JR.                   Trustee                            Self-employed financial
Date of Birth: 5/35                                                   consultant since 1991.
                                   Shall serve until death,
25 Funds                           resignation or removal.            CRM Mutual Fund Trust (6
                                   Trustee since October 1999.        portfolios) (registered
                                                                      investment companies); WHX
                                                                      Corporation (industrial
                                                                      manufacturer).

WILMINGTON FUNDS -- FIXED INCOME FUNDS
--------------------------------------
   TRUSTEES AND OFFICERS -- CONTINUED
================================================================================


INDEPENDENT TRUSTEES (CONTINUED)


          NAME AND                     POSITION(S) HELD
       DATE OF BIRTH,                    WITH TRUST,                    PRINCIPAL OCCUPATION(S)
     NUMBER OF FUNDS IN               TERM OF OFFICE AND                DURING PAST FIVE YEARS,
        FUND COMPLEX                    LENGTH OF TIME                    OTHER DIRECTORSHIPS
   OVERSEEN BY TRUSTEE(1)                   SERVED                          HELD BY TRUSTEE
----------------------------------------------------------------------------------------------------
THOMAS LEONARD*                    Trustee                            Retired since 2008;
Date of Birth: 2/49                                                   Former Partner with
                                   Shall serve until death,           PricewaterhouseCoopers
19 Funds                           resignation or removal.            (public accounting) from
                                   Trustee since July 2008.           May 1970 to June 2008.

                                                                      None
----------------------------------------------------------------------------------------------------
JOHN J. QUINDLEN*                  Trustee                            Retired since 1993; Former
Date of Birth: 5/32                                                   Chief Financial Officer of
                                   Shall serve until death,           E.I. du Pont de Nemours and
19 Funds                           resignation or removal.            Co.
                                   Trustee since October 1999.
                                                                      None
----------------------------------------------------------------------------------------------------
MARK A. SARGENT                    Trustee                            Dean and Professor of Law,
Date of Birth: 4/51                                                   Villanova University School of
                                   Shall serve until death,           Law since July 1997.
19 Funds                           resignation or removal.
                                   Trustee since November 2001.       The RBB Fund, Inc. (21
                                                                      portfolios) (registered
                                                                      investment company); NYSE
                                                                      Regulation, Inc.; Financial
                                                                      Industry Regulatory Authority
                                                                      (FINRA).


* Effective July 1, 2008, John J. Quindlen resigned from the Board of Trustees and Thomas Leonard was appointed to the Board of Trustees.

WILMINGTON FUNDS -- FIXED INCOME FUNDS
--------------------------------------
   TRUSTEES AND OFFICERS -- CONTINUED
================================================================================

EXECUTIVE OFFICERS

                                        POSITION(S) HELD
                                          WITH TRUST,                   PRINCIPAL OCCUPATION(S)
                                       TERM OF OFFICE AND               DURING PAST FIVE YEARS,
 NAME, ADDRESS AND                       LENGTH OF TIME                   OTHER DIRECTORSHIPS
   DATE OF BIRTH                             SERVED                              HELD
--------------------------------------------------------------------------------------------------------
NEIL WOLFSON                       President and Chief Executive      President, Wilmington Trust
1100 North Market Street           Officer                            Investment Management, LLC
Wilmington, DE 19890                                                  ("WTIM") since 2006; Chief
Date of Birth: 6/64                Shall serve at the pleasure of     Investment Officer, WTIM from
                                   the Board and until successor      2004 to 2006; Partner with
                                   is elected and qualified.          KPMG (public accounting) from
                                   Officer since January  2006.       1996 to 2004.

                                                                      N/A
--------------------------------------------------------------------------------------------------------
CLAYTON M. ALBRIGHT                Vice President                     Managing Director Fixed Income
1100 North Market Street                                              Management, Wilmington Trust
Wilmington, DE 19890               Shall serve at the pleasure of     since 2007; Director Fixed
Date of Birth: 9/53                the Board and until successor      Income Research and Portfolio
                                   is elected and qualified.          Manager, Wilmington Trust from
                                   Officer since October 1998.        1996 to 2007; Vice President,
                                                                      Rodney Square Management
                                                                      Corporation ("RSMC") since
                                                                      2001; Vice President of WTIM
                                                                      since 2006; Vice President,
                                                                      Wilmington Trust Company since
                                                                      1997.

                                                                      N/A
--------------------------------------------------------------------------------------------------------
JOSEPH M. FAHEY, JR.               Vice President                     Investment Adviser, WTIM since
1100 North Market Street                                              2003; Vice President, RSMC
Wilmington, DE 19890               Shall serve at the pleasure of     since 1992.
Date of Birth: 1/57                the Board and until successor
                                   is elected and qualified.          N/A
                                   Officer since November 1999.
--------------------------------------------------------------------------------------------------------
JOHN J. KELLEY                     Vice President & Chief             Chief Operations Officer of
1100 North Market Street           Financial Officer                  WTIM since 2006; Chief
Wilmington, DE 19890                                                  Operations Officer of RSMC
Date of Birth: 9/59                Shall serve at the pleasure of     since 2005; Vice President of
                                   the Board and until successor      PNC Global Investment
                                   is elected and qualified.          Servicing (U.S.), Inc.
                                   Officer since September 2005.      (formerly PFPC Inc.) from
                                                                      January 2005 to July 2005;
                                                                      Vice President of
                                                                      Administration, 1838
                                                                      Investment Advisors, LP from
                                                                      1999 to 2005; Chief Compliance
                                                                      Officer, 1838 Investment
                                                                      Advisors, LP from 2004 to
                                                                      2005.

                                                                      N/A

WILMINGTON FUNDS -- FIXED INCOME FUNDS
--------------------------------------
   TRUSTEES AND OFFICERS -- CONTINUED
================================================================================


EXECUTIVE OFFICERS (CONTINUED)

                                        POSITION(S) HELD
                                          WITH TRUST,                   PRINCIPAL OCCUPATION(S)
                                       TERM OF OFFICE AND               DURING PAST FIVE YEARS,
 NAME, ADDRESS AND                       LENGTH OF TIME                   OTHER DIRECTORSHIPS
   DATE OF BIRTH                             SERVED                              HELD

--------------------------------------------------------------------------------------------------------
ANNA M. BENCROWSKY                 Chief Compliance Officer &         Chief Compliance Officer, WTIM
1100 North Market Street           Anti-Money Laundering Officer      since 2007; Vice President,
Wilmington, DE 19890                                                  WTIM since 2004; Vice
Date of Birth: 5/51                Shall serve at the pleasure of     President and Chief Compliance
                                   the Board and until successor      Officer, RSMC since 2004; Vice
                                   is elected and qualified;          President and Chief Compliance
                                   Officer since September  2004.     Officer, 1838 Investment
                                                                      Advisors, LP from 1999 to
                                                                      2004.

                                                                      N/A
--------------------------------------------------------------------------------------------------------
CHARLES CURTIS                     Vice President & Treasurer         Director Commingled Fund
1100 North Market Street                                              Operations of Wilmington Trust
Wilmington, DE 19890               Shall serve at the pleasure of     since February 2007; Vice
Date of Birth: 10/55               the Board and until successor      President of PNC Global
                                   is elected and qualified;          Investment Servicing (U.S.),
                                   Officer since February 2007.       Inc. (formerly PFPC Inc.) from
                                                                      2001 to 2007.

                                                                      N/A
--------------------------------------------------------------------------------------------------------
EDWARD W. DIFFIN, JR.              Vice President & Secretary         Director of Mutual Fund
1100 North Market Street                                              Regulatory Administration of
Wilmington, DE 19890               Shall serve at the pleasure of     WTIM since November 2006;
Date of Birth: 1/52                the Board and until successor      Coleman Counsel Per Diem from
                                   is elected and qualified;          November 2005 to November
                                   Officer since February 2007.       2006; Vice President and
                                                                      Senior Counsel of Merrill
                                                                      Lynch & Co., Inc. from 1994 to
                                                                      2005.

                                                                      N/A

WILMINGTON FUNDS -- FIXED INCOME FUNDS
--------------------------------------

--------------------------------------------------------------------------------

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Trust used to determine how to vote proxies relating to securities held in the Trust's portfolios is available without charge by calling the Fund at (800) 336-9970 or on the SEC's website at http://www.sec.gov. Information regarding how the investment adviser voted proxies for the most recent twelve month period ended June 30, 2008 is available without charge by calling the Fund at (800) 336-9970 or on the SEC's website listed above.

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

TRUSTEES

Nicholas A. Giordano
Chairman of the Board

Robert H. Arnold

Dr. Eric Brucker

Ted T. Cecala

Robert J. Christian

Louis Klein Jr.

Thomas Leonard

Mark A. Sargent

OFFICERS

Neil Wolfson
President & Chief Executive Officer

John J. Kelley
Vice President & Chief Financial Officer

Charles D. Curtis
Vice President & Treasurer

Edward W. Diffin Jr.
Vice President & Secretary

Clayton M. Albright
Vice President

Joseph M. Fahey Jr.
Vice President

Anna M. Bencrowsky
Chief Compliance Officer




CUSTODIAN
Wilmington Trust Company
1100 North Market Street, Wilmington, DE 19890

INVESTMENT ADVISER AND ADMINISTRATOR
Rodney Square Management Corporation
1100 North Market Street, Wilmington, DE 19890

SUB-ADMINISTRATOR, TRANSFER AGENT, AND ACCOUNTING AGENT
PNC Global Investment Servicing (U.S.), Inc.
301 Bellevue Parkway, Wilmington, DE 19809




THIS ANNUAL REPORT IS AUTHORIZED FOR DISTRIBUTION ONLY TO SHAREHOLDERS AND TO OTHERS WHO HAVE RECEIVED A CURRENT PROSPECTUS OF THE WILMINGTON FIXED INCOME FUNDS - INSTITUTIONAL AND A SHARES.




WILMINGTON   |
FUNDS        |                                                   FIXED_Ann_6/08

                                           EQUITY FUNDS
                                                |
                                ANNUAL REPORT   |   JUNE 30, 2008
                                                |




                                                           LARGE-CAP GROWTH

                                                            LARGE-CAP VALUE

                                                             SMALL-CAP CORE



                       WILMINGTON
                            FUNDS               [GRAPHIC OMITTED]

WILMINGTON FUNDS -- EQUITY FUNDS
--------------------------------

================================================================================

CONTENTS                                   page

President's Message ...................      2

Expense Disclosure ....................     12

Disclosure of Portfolio Holdings ......     14

Investments ...........................     15

Financial Statements ..................     28

Financial Highlights ..................     33


                                           page

Notes to Financial Statements .........     39

Report of Independent Registered
  Public Accounting Firm ..............     46

Tax Information .......................     47

Trustees and Officers .................     48



DESCRIPTION OF INDICES

It is not possible to invest directly in an index. All indices represented are unmanaged.

All indices assume the reinvestment of dividends and interest income unless otherwise noted.

RUSSELL 3000(R) INDEX measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

RUSSELL 3000(R) GROWTH INDEX measures the performance of those Russell 3000 Index companies with higher price-to-book ratios and higher forecasted growth values.

RUSSELL 3000(R) VALUE INDEX measures the performance of those Russell 3000 Index companies with lower price-to-book ratios and lower forecasted growth values.

RUSSELL 2000(R) INDEX measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index.

RUSSELL 2000(R) GROWTH INDEX measures the performance of those Russell 2000 Index companies with higher price-to-book ratios and higher forecasted growth values.

RUSSELL 2000(R) VALUE INDEX measures the performance of those Russell 2000 Index companies with lower price-to-book ratios and lower forecasted growth values.

RUSSELL 1000(R) INDEX measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index.

RUSSELL 1000(R) GROWTH INDEX measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.

RUSSELL 1000(R) VALUE INDEX measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values.

STANDARD & POOR'S 500 INDEX (S&P 500(R)) is a market capitalization-weighted index of 500 common stocks chosen for market size, liquidity, and industry group representation to represent U.S. equity performance.

RUSSELL 1000(R) INDEX, RUSSELL 1000(R) GROWTH INDEX, RUSSELL 1000(R) VALUE INDEX, RUSSELL 2000(R) INDEX, RUSSELL 2000(R) GROWTH INDEX, RUSSELL 2000(R) VALUE INDEX, RUSSELL 3000(R) INDEX, RUSSELL 3000(R) GROWTH INDEX, AND RUSSELL 3000(R) VALUE INDEX ARE TRADEMARKS OF THE FRANK RUSSELL COMPANY.

S&P INDICES ARE A REGISTERED TRADEMARK OF STANDARD & POOR'S CORPORATION, INC., A DIVISION OF THE MCGRAW-HILL COMPANIES.

WILMINGTON FUNDS -- EQUITY FUNDS
--------------------------------
    PRESIDENT'S MESSAGE
================================================================================

DEAR SHAREHOLDER:

     The quarter ended June 30, 2008 continued the trends in place for much of 2007. The ingredients for success were simple: overweight Energy and underweight Financials. This simple strategy produced amazing results over the preceding 3, 6, and 12-month periods. While the S&P 500 Energy sector was up 17%, 5%, and 23% over these time periods, the S&P 500 Financial sector was down 19%, 31%, and 44% over these same periods, representing spreads between the two sectors of 36%, 36%, and 67%. In January of this year the trend reversed but reasserted itself in February and the months since. When a trend is this strong, it is subject to sharp reversals. The last reversal in January resulted in the Financial sector outperforming Energy by 10.3% for the month.

     June was an extremely weak month with the S&P 500 down 8.6%, nearing the precipice of bear market territory of a 20% decline from the high established in October of 2007. The Dow Industrials, Nasdaq Composite, and Russell 2000 have all crossed into bear market territory, making the S&P 500 bear determination a formality at this point. Despite the weak performance of the broad index, the Energy sector produced a positive 2.2% return. The Financial sector posted a -18.7% return, brought upon by concerns of further write downs and capital raising efforts as the second quarter results are revealed in July. Much of the strength in earnings has been from international demand with domestic demand substantially weaker. Signs of weakness in European and Asian economies would remove this earnings support for our multinational companies. For the quarter and trailing one-year timeframes, Energy, Basic Materials, and Utilities have been the winning sectors. All of these have had pricing power and steady or increasing demand. The worst performing sectors have been Financial Services and Consumer Discretionary where the impact of the housing/credit crisis has been felt most acutely.

     Financial sector earnings are expected to decline 55% for the second quarter 2008 versus the second quarter of 2007. The impact on earnings expectations for the second quarter is to reduce expected earnings growth of 7.8%, ex-Financials, to -9.5% when including Financials. To be fair and not cherry pick the worst sector for earnings to exclude, we looked at earnings growth ex-Financials and ex-Energy, similarly weighted sectors in the index at opposite ends of the earnings growth spectrum. Earnings growth is expected to rise only 3% excluding these two sectors, reflecting the weakness in the economy outside these two sectors. Third quarter 2008 earnings are expected to rise 15% from the third quarter of 2007. The third quarter of 2007 included the first charges related to the financial crisis, setting the stage for easier comparisons over the next several quarters. The question for the second quarter 2008 is the degree to which the third quarter's estimates have to be revised downward on pressure from not only mortgage-related charge-offs, but charges emanating from other consumer and commercial loans due to weakness in the broad economy. Residential mortgage foreclosure rates represent 2.47% of mortgage loans outstanding as of June 2008, an all time high for the series which began in March of 1979. The highest previous level was 1.51% in March of 2002 and an average for the entire time period of 0.98%. The question for the Financial sector is whether this is the high-water mark so that the healing process can start. Financial companies are under pressure to maintain adequate capital levels which have been assaulted by write-downs. Now that many capital raising efforts have been consummated and most have resulted in losses to those investors, new capital raising needs will be more expensive. Too often, financial firms have come to market multiple times signaling that they won't need to do it again, only to find themselves raising capital in the very next quarter. If investors sour on these offerings, financial firms will be forced to sell assets and business lines to raise the needed capital. Unfortunately, since these efforts may be widespread, the value of these assets will also come under pressure in order to find willing buyers.

WILMINGTON FUNDS -- EQUITY FUNDS
--------------------------------
    PRESIDENT'S MESSAGE -- CONTINUED
================================================================================

     Oil prices continue to rise, pressuring equities as the weight of higher costs in a weakened economic environment dampens earnings prospects. Oil is approaching $150 per barrel, up $50 or 50% since the end of the year. Lawmakers blame a large portion of the increase on speculators and they talk in Washington of curbing speculation. In fact, the increase more likely has more to do with demand from emerging markets that has been difficult to measure and with supply problems in Iraq, Nigeria and Venezuela. Demand in the U.S. has declined this year due to high prices. The degree to which this slack in U.S. demand is being snapped up in emerging market countries is not clear but the continued rise in prices indicates that demand may be outstripping supply. Now that the EU has decided to fight commodity price inflation by raising interest rates, any slowdown in European demand may tip the balance and allow for lower prices as worldwide demand slackens. In addition, with the continued reduction of subsidies by emerging market governments that reduce the price to oil in order to enable emerging market companies to grow more quickly, demand could, in fact, slacken enough to allow prices to drift lower. However, not many market participants believe oil prices will drop substantially given the dearth of production growth. Looking out 12 months for a potential recovery in the U.S. economy, one has to wonder how the supply/demand situation would impact prices in an environment where global economic growth rebounds to any significant degree. The current oil price may be more of a reflection of the long-term view that the supply/demand equation points towards limited supply and emerging market demand that continues to grow strongly. Should emerging market demand slow from the removal of subsidies, the effect on worldwide GDP growth could be dramatic. The cost-benefit analysis for utilizing foreign factories for production is moving back towards domestic production due to the high cost of transportation resulting from the rise in energy costs. Should energy prices continue on their current path, or even maintain current levels, resurgence in U.S. production could very well be the stimulus needed to resurrect economic growth.

     Recent comments from the Federal Reserve (the "Fed") reflect a shift in focus towards worrying about inflationary pressures and away from weakness in the economy. Hints of potential increases in the Fed Funds rate caused the U.S. dollar to strengthen temporarily until the EU monetary authorities indicated that they would be actively raising rates to combat inflation. The EU followed through while the Fed decided to remain on hold and the pressure on the dollar reasserted itself. The Fed's belief seems to be that the weak economy will keep inflation from spiraling out of control. Unemployment claims are at levels typical of a recession along with six straight months of declines in employment. While the levels of declines are not excessive, the economy needs to add 100,000 jobs each month to grow. In short, the labor market is indicating a weaker economy than the GDP statistics would indicate. Consumer confidence indicators are hitting all time lows or levels last seen during the recession in the early 1990s. Consumers are being hit from both the cost side and the revenue side with higher energy costs and a weak employment environment. Employment concerns tend to keep a lid on wage demands which should help avoid a recurrence of the 1970s wage price spiral that produced runaway inflation during that period.

MANAGEMENT'S DISCUSSION OF FUND AND PERFORMANCE

     Our alpha model process is designed to identify and exploit momentum in factors that we believe are driving the returns of common stocks and that will generate returns for the Funds. The model process first aims to identify profitable factors in the market and then tries to select those stocks it predicts will likely benefit most from those identified factors. At the same time and in a similar fashion, it seeks to identify unpopular factors and avoid stocks with those attributes. When the process works as anticipated, a Fund will outperform its benchmark market index. During the year ending June 30, 2008, the alpha model process worked well as evidenced by the positive slope generated for the year as a whole as shown in the following chart.

WILMINGTON FUNDS -- EQUITY FUNDS
--------------------------------
    PRESIDENT'S MESSAGE -- CONTINUED
================================================================================

   The chart indicates that the stocks ranked 10 (good) in the model performed, on average, better than those ranked 1 (poor).


[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA USED IN PRINTED GRAPHIC AS FOLLOWS:

                 SLOPE PERFORMANCE FOR QUARTER ENDING 6/30/2007

            r100      r2000
1.00       -52.86    -24.76
2.00       -33.14    -19.59
3.00       -19.84    -14.80
4.00       -13.46    -12.50
5.00       -12.20     -9.07
6.00       -11.85     -9.05
7.00        -4.85     -8.33
8.00        -3.78     -3.09
9.00        -4.66     -3.09
10.00        4.85      8.31


   High price momentum continued to dominate the factor returns this quarter, benefiting all of the strategies and allowing them to outperform their respective benchmarks over the last 1, 3, 6, and 12-month periods. The strongest factor signals are large market capitalization, low dividend yield, higher profitability, strong estimated growth rates, and higher price momentum. The factor model favors Energy, Utilities, Basic Materials, and Industrial stocks the most, and disfavors Financials, Consumer Discretionary, and Health Care stocks. As noted, we would not be surprised at a sharp reversal favoring Financials while Energy weakens. In this scenario, we would give up some relative performance. However, calling such turning points is foolhardy. We keep Keynes' observation close -- the markets can remain irrational longer than you can remain solvent.

   At the end of the second quarter, all of the Equity Funds were ahead of their respective benchmark indices for the calendar year-to-date and trailing one-year periods.

WILMINGTON FUNDS -- EQUITY FUNDS
--------------------------------
    PRESIDENT'S MESSAGE -- CONTINUED
================================================================================

WILMINGTON LARGE-CAP GROWTH FUND

   The Institutional Shares of the Wilmington Large-Cap Growth Fund ("Large-Cap Growth Fund") returned -5.48% for the year ended June 30, 2008, compared to a return of -5.96% for the Russell 1000 Growth Index.

   The top ten holdings as of June 30, 2008, representing approximately 24.48% of total investments, were:


10 LARGEST HOLDINGS          PERCENT OF TOTAL INVESTMENTS
---------------------    ------------------------------------
Microsoft Corp.                         3.93%
Johnson & Johnson                       2.63%
Apple Computer, Inc.                    2.54%
Foundation Coal Holdings, Inc.          2.37%
The Walt Disney Co.                     2.31%



10 LARGEST HOLDINGS          PERCENT OF TOTAL INVESTMENTS
---------------------    ------------------------------------
Cisco Systems, Inc.                     2.23%
PepsiCo, Inc.                           2.18%
United Parcel Service,
  Inc. -   Class B                      2.16%
Equitable Resources, Inc.               2.07%
Schlumberger, Ltd.                      2.06%


   The following graph and performance table compares the performance of Large-Cap Growth and the Russell 1000 Growth Index for the ten years ended June 30, 2008.

[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA USED IN PRINTED GRAPHIC AS FOLLOWS:


                              LARGE-CAP GROWTH FUND
       COMPARISON OF CHANGE IN VALUE OF A HYPOTHETICAL $10,000 INVESTMENT


                                             Large-Cap Growth Fund --
         Russell 1000(R) Growth Index          Institutional Shares
6/30/98         10,000.00                           10,000.00
6/30/99         12,727.00                           11,991.00
6/30/00         15,992.00                           15,981.00
6/30/01         10,207.00                            9,683.00
6/30/02          7,503.00                            6,638.00
6/30/03          7,724.00                            6,661.00
6/30/04          9,105.00                            7,584.00
6/30/05          9,258.00                            7,894.00
6/30/06          9,825.00                            8,219.00
6/30/07         11,696.00                            9,670.00
6/30/08         10,999.00                            9,140.00

WILMINGTON FUNDS -- EQUITY FUNDS
--------------------------------
     PRESIDENT'S MESSAGE -- CONTINUED
================================================================================

                                                     Average Annual Total Returns
                                          -------------------------------------------------------
                                                                                       SINCE
                                                1YEAR      5 YEARS      10 YEARS     INCEPTION(1)
                                          -------------   ----------   -----------  -------------
Large-Cap Growth Fund
--  Institutional Shares                       (5.48)%       6.53%       (0.89)%         NA
--  A Shares (with sales charge)(2)            (9.05)%         NA          NA           1.21%
--  A Shares at NAV                            (5.72)%         NA          NA           2.64%
Russell 1000 Growth Index                      (5.96)%       7.32%        0.96%         3.85%

Fund Gross Expense Ratios(3): Institutional Shares - 1.05%, A Shares - 1.30%


---------------------

     THE GRAPH SHOWS THE CHANGE IN VALUE OF A HYPOTHETICAL $10,000 INVESTMENT IN INSTITUTIONAL SHARES OF THE FUND FOR THE TEN-YEAR PERIOD ENDED JUNE 30, 2008 COMPARED TO THE PERFORMANCE OF THE FUND'S BENCHMARK INDEX FOR THE SAME PERIOD. RETURNS FOR THE A SHARES WILL BE LOWER THAN THE INSTITUTIONAL SHARES BECAUSE THEY ARE SUBJECT TO A MAXIMUM FRONT-END SALES CHARGE OF 3.50% AND ADDITIONAL ANNUAL EXPENSES SUCH AS A 0.25% DISTRIBUTION FEE (12B-1). A SHARES COMMENCED OPERATIONS ON DECEMBER 20, 2005. ENDING VALUES AND TOTAL RETURNS SHOWN IN THE TABLE ASSUME THE REINVESTMENT OF ALL DISTRIBUTIONS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF SHARES. TOTAL RETURNS WOULD BE LOWER HAD CERTAIN FEES AND EXPENSES NOT BEEN WAIVED AND/OR REIMBURSED.

     PERFORMANCE QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE. SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THAT SHOWN HERE. PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END IS AVAILABLE BY CALLING 800-336-9970.

     AN INVESTMENT IN THE FUND IS NOT INSURED BY THE FDIC OR ANY OTHER GOVERNMENTAL AGENCY, IS NOT A DEPOSIT OF OR OTHER OBLIGATION OF OR GUARANTEED BY WILMINGTON TRUST OR ANY OTHER BANK OR ENTITY, AND IS SUBJECT TO RISKS INCLUDING A POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.

(1) NO SINCE INCEPTION RETURN IS PROVIDED FOR SHARE CLASSES THAT HAVE BEEN IN EXISTENCE FOR MORE THAN TEN YEARS. THE SINCE INCEPTION RETURNS SHOWN FOR THE A SHARES AND THE INDEX ARE FOR THE PERIOD DECEMBER 20, 2005 THROUGH JUNE 30, 2008.

(2) PERFORMANCE REFLECTS THE DEDUCTION OF THE 3.50% MAXIMUM FRONT-END SALES CHARGE.

(3) THE EXPENSE RATIOS SHOWN ARE FROM THE MOST RECENT PROSPECTUS DATED NOVEMBER 1, 2007 AND MAY DIFFER FROM THE EXPENSE RATIOS DISCLOSED IN THE FINANCIAL HIGHLIGHTS TABLE IN THIS REPORT.

WILMINGTON FUNDS -- EQUITY FUNDS
--------------------------------------------------------------------------------
     PRESIDENT'S MESSAGE -- CONTINUED
================================================================================

WILMINGTON LARGE-CAP VALUE FUND

   The Institutional Shares of the Wilmington Large-Cap Value Fund ("Large-Cap Value") returned -8.50% for the year ended June 30, 2008, compared to a return of -18.78% for the Russell 1000 Value Index.

   The top ten holdings as of June 30, 2008, representing approximately 26.06% of total investments, were:


10 LARGEST HOLDINGS          PERCENT OF TOTAL INVESTMENTS
---------------------    ------------------------------------
Exxon Mobil Corp.                       6.63%
Chevron Corp.                           3.14%
General Electric Co.                    2.38%
AT&T, Inc.                              2.26%
ConocoPhillips                          2.15%


10 LARGEST HOLDINGS          PERCENT OF TOTAL INVESTMENTS
---------------------    ------------------------------------
Verizon Communications, Inc.            2.10%
McDonald's Corp.                        2.01%
Equitable Resources, Inc.               1.90%
U.S. Bancorp                            1.84%
Noble Energy, Inc.                      1.65%


   The following graph and performance table compares the performance of the Large-Cap Value Fund and the Russell 1000 Value Index for the ten years ended June 30, 2008.

[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA USED IN PRINTED GRAPHIC AS FOLLOWS:


                              LARGE-CAP VALUE FUND
       COMPARISON OF CHANGE IN VALUE OF A HYPOTHETICAL $10,000 INVESTMENT

                                                    Large-Cap Value Fund --
              Russell 1000(R) Value Index             Institutional Shares
6/30/98                 10,000.00                         10,000.00
6/30/99                 11,637.00                          9,974.00
6/30/00                 10,599.00                         10,633.00
6/30/01                 11,694.00                         11,626.00
6/30/02                 10,647.00                          8,834.00
6/30/03                 10,538.00                          8,915.00
6/30/04                 12,765.00                         10,383.00
6/30/05                 14,560.00                         11,282.00
6/30/06                 16,322.00                         12,296.00
6/30/07                 19,891.00                         14,842.00
6/30/08                 16,156.00                         13,581.00

WILMINGTON FUNDS -- EQUITY FUNDS
--------------------------------
     PRESIDENT'S MESSAGE -- CONTINUED
================================================================================

                                                     Average Annual Total Returns
                                          -------------------------------------------------------
                                                                                       SINCE
                                                1YEAR      5 YEARS      10 YEARS     INCEPTION(1)
                                          -------------   ----------   -----------  -------------
Large-Cap Value Fund
--  Institutional Shares                        (8.50)%      8.78%       3.11%         NA
--  A Shares (with sales charge)(2)            (11.89)%       NA           NA         3.73%
--  A Shares at NAV                             (8.71)%       NA           NA         5.18%
Russell 1000 Value Index                       (18.78)%      8.92%       4.91%        1.86%

Fund Gross Expense Ratios(3): Institutional Shares - 1.11%, A Shares - 1.36%

----------------
     THE GRAPH SHOWS THE CHANGE IN VALUE OF A HYPOTHETICAL $10,000 INVESTMENT IN INSTITUTIONAL SHARES OF THE FUND FOR THE TEN-YEAR PERIOD ENDED JUNE 30, 2008 COMPARED TO THE PERFORMANCE OF THE FUND'S BENCHMARK INDEX FOR THE SAME PERIOD. RETURNS FOR THE A SHARES WILL BE LOWER THAN THE INSTITUTIONAL SHARES BECAUSE THEY ARE SUBJECT TO A MAXIMUM FRONT-END SALES CHARGE OF 3.50% AND ADDITIONAL ANNUAL EXPENSES SUCH AS A 0.25% DISTRIBUTION FEE (12B-1). A SHARES COMMENCED OPERATIONS ON DECEMBER 20, 2005. ENDING VALUES AND TOTAL RETURNS SHOWN IN THE TABLE ASSUME THE REINVESTMENT OF ALL DISTRIBUTIONS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF SHARES. TOTAL RETURNS WOULD BE LOWER HAD CERTAIN FEES AND EXPENSES NOT BEEN WAIVED AND/OR REIMBURSED.

     PERFORMANCE QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE. SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THAT SHOWN HERE. PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END IS AVAILABLE BY CALLING 800-336-9970.

     AN INVESTMENT IN THE FUND IS NOT INSURED BY THE FDIC OR ANY OTHER GOVERNMENTAL AGENCY, IS NOT A DEPOSIT OF OR OTHER OBLIGATION OF OR GUARANTEED BY WILMINGTON TRUST OR ANY OTHER BANK OR ENTITY, AND IS SUBJECT TO RISKS INCLUDING A POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.

(1) NO SINCE INCEPTION RETURN IS PROVIDED FOR SHARE CLASSES THAT HAVE BEEN IN EXISTENCE FOR MORE THAN TEN YEARS. THE SINCE INCEPTION RETURNS SHOWN FOR THE A SHARES AND THE INDEX ARE FOR THE PERIOD DECEMBER 20, 2005 THROUGH JUNE 30, 2008.

(2) PERFORMANCE REFLECTS THE DEDUCTION OF THE 3.50% MAXIMUM FRONT-END SALES CHARGE.

(3) THE EXPENSE RATIOS SHOWN ARE FROM THE MOST RECENT PROSPECTUS DATED NOVEMBER 1, 2007 AND MAY DIFFER FROM THE EXPENSE RATIOS DISCLOSED IN THE FINANCIAL HIGHLIGHTS TABLE IN THIS REPORT.

WILMINGTON FUNDS -- EQUITY FUNDS
--------------------------------
    PRESIDENT'S MESSAGE -- CONTINUED
================================================================================

WILMINGTON SMALL-CAP CORE FUND

   Institutional Shares in Wilmington Small-Cap Core Fund ("Small-Cap Core" or "Fund") returned -13.02% during the 12 months ended June 30, 2008. While this result was obviously disappointing in absolute terms, the Fund did prove a bit more resilient than its benchmarks. The Fund's primary benchmark, the Russell 2000 Index, returned -16.19% and the average small-cap core mutual fund returned -16.99%, according to Lipper Inc.

   As we reported in the Fund's semi-annual report some six months ago, the first half of the fiscal year--that is, the six months ended December 31, 2007--were rough for equity investors: the Russell 2000 Index returned -7.53% as a credit squeeze took hold of the U.S. economy. Unfortunately, the market grew only rougher in the second half of our fiscal year; the index returned -9.37% during the first six months of 2008. The Fund recorded negative total returns during both halves of this fiscal year. After falling a bit further than the index during the last half of 2007 the Fund held up better during the first half of 2008. The majority of the Fund's advantage versus the index for the full 12 months owed to its performance during the second quarter of 2008.

   Effective April 2, 2008, Wilmington Trust Investment Management, LLC (WTIM), assumed responsibility for the management of all of the Fund's assets. WTIM previously managed one-third of the Fund's assets, and Wilmington Trust affiliates Cramer Rosenthal McGlynn, LLC ("CRM"), and Roxbury Capital Management, LLC ("RCM"), each managed approximately one-third of the Fund's assets according to value- and growth-oriented investment strategies, respectively. CRM and RCM were terminated as sub-advisers to the Fund effective April 1, 2008. During the period April 2 through June 30 the Fund benefited from investors' continued enthusiasm for stocks displaying strong price momentum. The Fund also benefited from its tilt toward growth stocks. Consistent with WTIM's asset allocation strategy for small-cap portfolios, roughly 60% of the Fund's assets were invested during the period in a mix of growth stocks (generally, shares in companies expected to deliver rapid earnings growth), while approximately 40% of the Fund's assets was invested in a collection of value stocks (generally, shares in slower-growing companies that may offer larger dividends and trade at lower multiples of their earnings or book values). The style tilt helped, as the Russell 2000 Growth Index returned 4.47% during the second quarter and the Russell 2000 Value Index returned -3.55%.

   As the Fund's 2009 fiscal year got under way, WTIM's portfolio management model favored stocks with larger market capitalizations, low dividend yields, higher levels of profitability, stronger estimated growth rates, and strong price momentum. At the sector level, the model favored Energy, Utility, Basic Materials, and Industrial stocks and disfavored Financials, Consumer Discretionary, and Health Care stocks. The Fund was invested to reflect both the model's guidance and WTIM's recommended style mix for small-cap securities (60% growth / 40% value)

WILMINGTON FUNDS -- EQUITY FUNDS
--------------------------------
    PRESIDENT'S MESSAGE -- CONTINUED
================================================================================

   The top ten holdings as of June 30, 2008, representing approximately 16.12% of total investments, were:


10 LARGEST HOLDINGS          PERCENT OF TOTAL INVESTMENTS
---------------------    ------------------------------------
Bill Barret Corp.                       2.25%
Alpha Natural Resources, Inc.           1.97%
Exterran Holdings, Inc.                 1.90%
Warren Resources, Inc.                  1.83%
W-H Energy Services, Inc.               1.60%


10 LARGEST HOLDINGS          PERCENT OF TOTAL INVESTMENTS
---------------------    ------------------------------------
WD-40 Co.                               1.46%
Willbros Group, Inc.                    1.34%
Woodward Governor Co.                   1.29%
Energy Conversion Devices, Inc.         1.28%
Carrizo Oil & Gas, Inc.                 1.20%


   The following graph and performance table compares the performance of the Small-Cap Core and the Russell 2000 Index for the ten years ended June 30, 2008.

[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA USED IN PRINTED GRAPHIC AS FOLLOWS:


                              SMALL-CAP CORE FUND
       COMPARISON OF CHANGE IN VALUE OF A HYPOTHETICAL $10,000 INVESTMENT

                                                       Small-Cap Core Fund
                   Russell 2000 Index                 Institutional Shares
6/30/98                 10,000.00                           10,000.00
6/30/99                 10,150.00                            9,453.00
6/30/00                 11,604.00                           12,944.00
6/30/01                 11,669.00                           12,053.00
6/30/02                 10,667.00                           10,385.00
6/30/03                 10,492.00                            9,750.00
6/30/04                 13,993.00                           12,201.00
6/30/05                 15,316.00                           12,891.00
6/30/06                 17,549.00                           14,650.00
6/30/07                 20,431.00                           17,053.00
6/30/08                 17,122.00                           14,833.00



                                                     Average Annual Total Returns
                                          -------------------------------------------------------
                                                                                       SINCE
                                                1YEAR      5 YEARS      10 YEARS     INCEPTION(1)
                                          -------------   ----------   -----------  -------------
Small-Cap Core Fund
--  Institutional Shares                       (13.02)%      8.76%        4.02%          NA
--  A Shares (with sales charge)(2)            (16.22)%        NA          NA          1.09%
--  A Shares at NAV                            (13.17)%        NA          NA          2.53%
Russell 2000 Index                             (16.19)%      10.29%       5.53%        2.24%

Fund Gross Expense Ratios(3): Institutional Shares - 1.55%, A Shares - 1.80%

WILMINGTON FUNDS -- EQUITY FUNDS
--------------------------------
    PRESIDENT'S MESSAGE -- CONTINUED
================================================================================

-----------------------
     THE GRAPH SHOWS THE CHANGE IN VALUE OF A HYPOTHETICAL $10,000 INVESTMENT IN INSTITUTIONAL SHARES OF THE FUND FOR THE TEN-YEAR PERIOD ENDED JUNE 30, 2008 COMPARED TO THE PERFORMANCE OF THE FUND'S BENCHMARK INDEX FOR THE SAME PERIOD. RETURNS FOR THE A SHARES WILL BE LOWER THAN THE INSTITUTIONAL SHARES BECAUSE THEY ARE SUBJECT TO A MAXIMUM FRONT-END SALES CHARGE OF 3.50% AND ADDITIONAL ANNUAL EXPENSES SUCH AS A 0.25% DISTRIBUTION FEE (12B-1). A SHARES COMMENCED OPERATIONS ON DECEMBER 20, 2005. ENDING VALUES AND TOTAL RETURNS SHOWN IN THE TABLE ASSUME THE REINVESTMENT OF ALL DISTRIBUTIONS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF SHARES. TOTAL RETURNS WOULD BE LOWER HAD CERTAIN FEES AND EXPENSES NOT BEEN WAIVED AND/OR REIMBURSED.

     PERFORMANCE QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE. SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THAT SHOWN HERE. PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END IS AVAILABLE BY CALLING 800-336-9970.

     AN INVESTMENT IN THE FUND IS NOT INSURED BY THE FDIC OR ANY OTHER GOVERNMENTAL AGENCY, IS NOT A DEPOSIT OF OR OTHER OBLIGATION OF OR GUARANTEED BY WILMINGTON TRUST OR ANY OTHER BANK OR ENTITY, AND IS SUBJECT TO RISKS INCLUDING A POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.

     SMALL COMPANY STOCKS MAY BE SUBJECT TO A HIGHER DEGREE OF MARKET RISK THAN THE SECURITIES OF MORE ESTABLISHED COMPANIES BECAUSE THEY TEND TO BE MORE VOLATILE AND LESS LIQUID.

(1) THE SINCE INCEPTION RETURNS SHOWN FOR A SHARES AND THE INDEX ARE FOR THE PERIOD DECEMBER 20, 2005, COMMENCEMENT OF OPERATIONS OF A SHARES, THROUGH JUNE 30, 2008.

(2) PERFORMANCE REFLECTS THE DEDUCTION OF THE 3.50% MAXIMUM FRONT-END SALES CHARGE.

(3) THE EXPENSE RATIOS SHOWN ARE FROM THE MOST RECENT PROSPECTUS DATED NOVEMBER 1, 2007 AND MAY DIFFER FROM THE EXPENSE RATIOS DISCLOSED IN THE FINANCIAL HIGHLIGHTS TABLE IN THIS REPORT.

     We invite your comments and questions and thank you for your investment in the Wilmington Equity Funds. We look forward to reviewing our investment outlook and strategy with you in our next report to shareholders.


                                                   Sincerely,

                                                   /s/ Neil Wolfson

                                                   Neil Wolfson
                                                   President

July 23, 2008

YOU SHOULD CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES OF THE FUNDS CAREFULLY BEFORE INVESTING. A PROSPECTUS WITH THIS AND OTHER INFORMATION MAY BE OBTAINED BY CALLING 800-336-9970 OR VISITING THE FUNDS' WEBSITE AT WWW.WILMINGTONFUNDS.COM. THE PROSPECTUS SHOULD BE READ CAREFULLY BEFORE INVESTING.

MR. WOLFSON'S COMMENTS REFLECT THE INVESTMENT ADVISER'S VIEWS GENERALLY REGARDING THE MARKET AND THE ECONOMY AND ARE COMPILED FROM THE INVESTMENT ADVISER'S RESEARCH AND FROM COMMENTS PROVIDED BY THE PORTFOLIO MANAGERS OF EACH OF THE FUNDS. THESE COMMENTS REFLECT OPINIONS AS OF THE DATE WRITTEN AND ARE SUBJECT TO CHANGE AT ANY TIME.

DISTRIBUTED BY PROFESSIONAL FUNDS DISTRIBUTOR, LLC

SEE FINANCIAL HIGHLIGHTS.

WILMINGTON FUNDS -- EQUITY FUNDS
--------------------------------
   EXPENSE DISCLOSURE
================================================================================


DISCLOSURE OF FUND EXPENSES

The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of a Fund, you incur ongoing costs, including management fees and other Fund expenses. A Fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Tables below illustrate your Fund's costs in two ways.

    o ACTUAL FUND RETURN AND EXPENSES. The first line of each table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during the period.

    o HYPOTHETICAL 5% RETURN AND EXPENSES. The second line of each table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees, if any. Therefore, the second line of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The "Annualized Expense Ratio" reflects the actual expenses for the period indicated.

WILMINGTON FUNDS -- EQUITY FUNDS
--------------------------------
    EXPENSE DISCLOSURE -- CONTINUED
================================================================================

FOR THE PERIOD JANUARY 1, 2008 TO JUNE 30, 2008

EXPENSE TABLES

                                                              BEGINNING      ENDING                     EXPENSES
                                                               ACCOUNT       ACCOUNT      ANNUALIZED      PAID
                                                                VALUE         VALUE        EXPENSE       DURING
                                                               1/01/08       6/30/08        RATIO        PERIOD*
                                                               -------       -------        -----        -------
LARGE-CAP GROWTH FUND -- INSTITUTIONAL SHARES
Actual Fund Return                                            $1,000.00     $   929.70       1.14%       $  5.47
Hypothetical 5% Return Before Expenses                         1,000.00       1,019.12       1.14           5.74

LARGE-CAP GROWTH FUND -- A SHARES
Actual Fund Return                                            $1,000.00     $   928.70       1.39%        $ 6.67
Hypothetical 5% Return Before Expenses                         1,000.00       1,017.87       1.39           7.00

LARGE-CAP VALUE FUND -- INSTITUTIONAL SHARES
Actual Fund Return                                            $1,000.00     $   930.80       1.22%        $ 5.86
Hypothetical 5% Return Before Expenses                         1,000.00       1,018.72       1.22           6.14

LARGE-CAP VALUE FUND -- A SHARES
Actual Fund Return                                            $1,000.00     $   929.70       1.47%        $ 7.05
Hypothetical 5% Return Before Expenses                         1,000.00       1,017.46       1.47           7.40

SMALL-CAP CORE FUND -- INSTITUTIONAL SHARES
Actual Fund Return                                            $1,000.00     $   953.80       1.77%        $ 8.60
Hypothetical 5% Return Before Expenses                         1,000.00       1,015.95       1.77           8.91

SMALL-CAP CORE FUND -- A SHARES
Actual Fund Return                                            $1,000.00     $   953.50       2.02%        $ 9.81
Hypothetical 5% Return Before Expenses                         1,000.00       1,014.69       2.02          10.17

--------------
* Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 366.

WILMINGTON FUNDS -- EQUITY FUNDS
--------------------------------
   DISCLOSURE OF PORTFOLIO HOLDINGS
================================================================================

DISCLOSURE OF PORTFOLIO HOLDINGS

JUNE 30, 2008
The following tables present a summary of the portfolio holdings of each of the Wilmington Equity Funds as a percentage of its total investments.



LARGE-CAP GROWTH FUND
Common Stocks
  Information Technology             25.9%
  Energy                             20.3%
  Industrials                        13.9%
  Health Care                        12.6%
  Consumer Staples                   12.1%
  Consumer Discretionary              7.6%
  Financials                          2.8%
  Materials                           2.3%
  Utilities                           2.2%
Short-Term Investments                0.3%
                                   ------
                                    100.0%
                                   ======

VALUE FUND
Common Stocks
  Energy                             21.5%
  Financials                         19.7%
  Materials                           8.6%
  Industrials                         8.3%
  Consumer Staples                    7.4%
  Consumer Discretionary              6.1%
  Utilities                           5.6%
  Telecommunication Services          4.6%
  Health Care                         4.2%
  Information Technology              3.4%
Short-Term Investments               10.6%
                                   ------
                                    100.0%
                                   ======

SMALL-CAP CORE FUND
Common Stocks
  Energy                             20.9%
  Industrials                        19.7%
  Information Technology             13.0%
  Health Care                        11.9%
  Financials                          9.6%
  Consumer Discretionary              7.8%
  Materials                           6.7%
  Consumer Staples                    3.4%
  Utilities                           1.8%
  Telecommunication Services          0.0%
Exchange-Traded Funds                 1.1%
Short-Term Investments                4.1%
                                   ------
                                    100.0%
                                   ======


DISCLOSURE OF PORTFOLIO HOLDINGS

The Trust files a complete schedule of investments with the SEC for its first and third fiscal quarters on Form N-Q. Form N-Q is available without charge by visiting the SEC's website at http://www.sec.gov, or it may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

WILMINGTON FUNDS -- EQUITY FUNDS
--------------------------------
LARGE-CAP GROWTH FUND
---------------------
   INVESTMENTS / JUNE 30, 2008
   (Showing Percentage of Net Assets)
================================================================================

                                                                     VALUE
                                                      SHARES        (NOTE 2)
                                                    -----------   -----------
COMMON STOCK -- 99.8%
 CONSUMER DISCRETIONARY -- 7.6%
   HOTELS, RESTAURANTS & LEISURE -- 2.1%
    International Game Technology ...............      14,700   $    367,206
    Las Vegas Sands Corp.* ......................         500         23,720
    Marriott International, Inc. - Class A ......       2,000         52,480
    MGM MIRAGE* .................................         509         17,250
    Yum! Brands, Inc. ...........................       8,800        308,792
                                                                ------------
                                                                     769,448
                                                                ------------
   HOUSEHOLD DURABLES -- 1.9%
    NVR, Inc.* ..................................       1,400        700,112
                                                                ------------
   MEDIA -- 3.3%
    Central European Media Enterprises,
       Ltd. - Class .............................       2,200        199,166
    Sirius Satellite Radio, Inc.* ...............      49,300         94,656
    The Walt Disney Co. .........................      27,400        854,880
    Viacom, Inc. - Class B* .....................       3,000         91,620
                                                                ------------
                                                                   1,240,322
                                                                ------------
   TEXTILES, APPAREL & LUXURY GOODS -- 0.3%
    NIKE, Inc. - Class B ........................       1,900        113,259
                                                                ------------
   TOTAL CONSUMER DISCRETIONARY .............................      2,823,141
                                                                ------------
 CONSUMER STAPLES -- 12.1%
   BEVERAGES -- 3.2%
    PepsiCo, Inc. ...............................      12,700        807,593
    The Coca-Cola Co. ...........................       7,100        369,058
                                                                ------------
                                                                   1,176,651
                                                                ------------
   FOOD & STAPLES RETAILING -- 2.1%
    Costco Wholesale Corp. ......................       8,300        582,162
    CVS Caremark Corp. ..........................       5,239        207,307
                                                                ------------
                                                                     789,469
                                                                ------------
   FOOD PRODUCTS -- 2.5%
    Campbell Soup Co. ...........................       5,700        190,722
    General Mills, Inc. .........................      11,900        723,163
                                                                ------------
                                                                     913,885
                                                                ------------

                                                                     VALUE
                                                      SHARES        (NOTE 2)
                                                    -----------   -----------
   HOUSEHOLD PRODUCTS -- 4.0%
    Church & Dwight Co., Inc. ...................       8,500   $    478,975
    Colgate-Palmolive Co. .......................       2,200        152,020
    Kimberly-Clark Corp. ........................      12,105        723,637
    Procter & Gamble Co. ........................       1,700        103,377
                                                                ------------
                                                                   1,458,009
                                                                ------------
   TOBACCO -- 0.3%
    Altria Group, Inc. ..........................       1,700         34,952
    Philip Morris International, Inc. ...........       1,700         83,963
                                                                ------------
                                                                     118,915
                                                                ------------
   TOTAL CONSUMER STAPLES ...................................      4,456,929
                                                                ------------
 ENERGY -- 20.3%
   ENERGY EQUIPMENT & SERVICES -- 4.9%
    Baker Hughes, Inc. ..........................       1,900        165,946
    Oceaneering International, Inc.* ............       2,200        169,510
    Schlumberger, Ltd. ..........................       7,100        762,753
    Tetra Technologies, Inc.* ...................      22,300        528,733
    Transocean, Inc.* ...........................       1,329        202,526
                                                                ------------
                                                                   1,829,468
                                                                ------------
   OIL, GAS & CONSUMABLE FUELS -- 15.4%
    Arch Coal, Inc. .............................       4,300        322,629
    Cabot Oil & Gas Corp. .......................       8,100        548,613
    Consol Energy, Inc. .........................       2,800        314,636
    Denbury Resources, Inc.* ....................       7,600        277,400
    Exxon Mobil Corp. ...........................       5,000        440,650
    Foundation Coal Holdings, Inc. ..............       9,900        876,942
    Massey Energy Co. ...........................       2,700        253,125
    Noble Energy, Inc. ..........................       4,100        412,296
    Peabody Energy Corp. ........................       5,700        501,885
    Quicksilver Resources, Inc.* ................       9,300        359,352
    Range Resources Corp. .......................       2,300        150,742
    Southwestern Energy Co.* ....................      12,900        614,169
    W&T Offshore, Inc. ..........................       6,700        392,017
    Williams Cos., Inc. .........................       5,500        221,705
                                                                ------------
                                                                   5,686,161
                                                                ------------
   TOTAL ENERGY .............................................      7,515,629
                                                                ------------

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- EQUITY FUNDS
--------------------------------
LARGE-CAP GROWTH FUND
---------------------
   INVESTMENTS / JUNE 30, 2008 -- CONTINUED

================================================================================

                                                                     VALUE
                                                      SHARES        (NOTE 2)
                                                    -----------   -----------
 FINANCIALS -- 2.8%
   CAPITAL MARKETS -- 0.4%
    The Charles Schwab Corp. ....................       6,500   $    133,510
                                                                ------------
   COMMERCIAL BANKS -- 0.8%
    Bank of Hawaii Corp. ........................       6,000        286,800
                                                                ------------
   DIVERSIFIED FINANCIAL SERVICES -- 0.7%
    CME Group, Inc. .............................         700        268,233
                                                                ------------
   INSURANCE -- 0.9%
    Markel Corp.* ...............................         900        330,300
                                                                ------------
   TOTAL FINANCIALS .............................                  1,018,843
                                                                ------------
 HEALTH CARE -- 12.7%
   BIOTECHNOLOGY -- 0.4%
    ImClone Systems, Inc.* ......................       3,300        133,518
                                                                ------------
   HEALTH CARE EQUIPMENT & SUPPLIES -- 4.9%
    Baxter International, Inc. ..................      10,500        671,370
    Becton, Dickinson & Co. .....................         400         32,520
    C.R. Bard, Inc. .............................         600         52,770
    Edwards Lifesciences Corp.* .................       5,600        347,424
    Hospira, Inc.* ..............................      12,000        481,320
    Intuitive Surgical, Inc.* ...................         100         26,940
    Stryker Corp. ...............................       1,600        100,608
    Zimmer Holdings, Inc.* ......................       1,500        102,075
                                                                ------------
                                                                   1,815,027
                                                                ------------
   HEALTH CARE PROVIDERS & SERVICES -- 0.6%
    Medco Health Solutions, Inc.* ...............       4,200        198,240
    WellPoint, Inc.* ............................         800         38,128
                                                                ------------
                                                                     236,368
                                                                ------------
   LIFE SCIENCES TOOLS & SERVICES -- 2.6%
    Covance, Inc.* ..............................       4,200        361,284
    TECHNE Corp.* ...............................       2,800        216,692
    Waters Corp.* ...............................       5,900        380,550
                                                                ------------
                                                                     958,526
                                                                ------------
   PHARMACEUTICALS -- 4.2%
    Bristol-Myers Squibb Co. ....................      10,400        213,512
    Eli Lilly & Co. .............................       7,500        346,200
    Johnson & Johnson ...........................      15,100        971,534
                                                                ------------
                                                                   1,531,246
                                                                ------------
   TOTAL HEALTH CARE ........................................      4,674,685
                                                                ------------


                                                                     VALUE
                                                      SHARES        (NOTE 2)
                                                    -----------   -----------
 INDUSTRIALS -- 13.9%
   AEROSPACE & DEFENSE -- 1.8%
    Goodrich Corp. ..............................       2,200   $    104,412
    Lockheed Martin Corp. .......................       1,500        147,990
    Precision Castparts Corp. ...................       3,400        327,658
    United Technologies Corp. ...................       1,500         92,550
                                                                ------------
                                                                     672,610
                                                                ------------
   AIR FREIGHT & LOGISTICS -- 2.2%
    United Parcel Service, Inc. - Class B .......      13,000        799,110
                                                                ------------
   COMMERCIAL SERVICES & SUPPLIES -- 2.9%
    Covanta Holding Corp.* ......................      26,200        699,278
    Equifax, Inc. ...............................       6,600        221,892
    The Brink's Co. .............................       2,500        163,550
                                                                ------------
                                                                   1,084,720
                                                                ------------
   CONSTRUCTION & ENGINEERING -- 1.2%
    Fluor Corp. .................................       1,500        279,120
    Jacobs Engineering Group, Inc.* .............       2,100        169,470
                                                                ------------
                                                                     448,590
                                                                ------------
   ELECTRICAL EQUIPMENT -- 0.6%
    AMETEK, Inc. ................................       1,000         47,220
    Roper Industries, Inc. ......................       2,700        177,876
                                                                ------------
                                                                     225,096
                                                                ------------
   INDUSTRIAL CONGLOMERATES -- 1.7%
    3M Co. ......................................       7,810        543,498
    Textron, Inc. ...............................       1,800         86,274
                                                                ------------
                                                                     629,772
                                                                ------------
   MACHINERY -- 3.5%
    AGCO Corp.* .................................       3,100        162,471
    Danaher Corp. ...............................       6,600        510,180
    Flowserve Corp. .............................       1,800        246,060
    Harsco Corp. ................................       4,900        266,609
    Lincoln Electric Holdings, Inc. .............       1,200         94,440
                                                                ------------
                                                                   1,279,760
                                                                ------------
   TOTAL INDUSTRIALS ........................................      5,139,658
                                                                ------------

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- EQUITY FUNDS
--------------------------------
LARGE-CAP GROWTH FUND
---------------------
   INVESTMENTS / JUNE 30, 2008 -- CONTINUED

================================================================================

                                                                     VALUE
                                                      SHARES        (NOTE 2)
                                                    -----------   -----------
 INFORMATION TECHNOLOGY -- 25.9%
   COMMUNICATIONS EQUIPMENT -- 4.9%
    Ciena Corp.* ................................       2,400   $     55,608
    Cisco Systems, Inc.* ........................      35,500        825,730
    Corning, Inc. ...............................      17,200        396,460
    EchoStar Corp.* .............................       2,800         87,416
    Harris Corp. ................................       2,200        111,078
    QUALCOMM, Inc. ..............................       7,800        346,086
                                                                ------------
                                                                   1,822,378
                                                                ------------
   COMPUTERS & PERIPHERALS -- 5.2%
    Apple Computer, Inc.* .......................       5,600        937,664
    Dell, Inc.* .................................      15,300        334,764
    Hewlett-Packard Co. .........................      13,200        583,572
    Western Digital Corp.* ......................       1,200         41,436
                                                                ------------
                                                                   1,897,436
                                                                ------------
   ELECTRONIC EQUIPMENT & INSTRUMENTS -- 3.5%
    Agilent Technologies, Inc.* .................       1,900         67,526
    Amphenol Corp. - Class A ....................       3,600        161,568
    AVX Corp. ...................................      55,000        622,050
    Mettler-Toledo International, Inc.* .........         700         66,402
    National Instruments Corp. ..................       6,000        170,220
    Trimble Navigation, Ltd.* ...................       6,000        214,200
                                                                ------------
                                                                   1,301,966
                                                                ------------
   INTERNET SOFTWARE & SERVICES -- 0.8%
    eBay, Inc.* .................................       5,300        144,849
    Google, Inc. - Class A* .....................         300        157,926
                                                                ------------
                                                                     302,775
                                                                ------------
   IT SERVICES -- 0.4%
    Accenture, Ltd. - Class A ...................       3,900        158,808
                                                                ------------
   SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 2.7%
    Intel Corp. .................................      34,000        730,320
    MEMC Electronic Materials, Inc.* ............       2,400        147,696
    NVIDIA Corp.* ...............................       6,000        112,320
                                                                ------------
                                                                     990,336
                                                                ------------

                                                                     VALUE
                                                      SHARES        (NOTE 2)
                                                    -----------   -----------
   SOFTWARE -- 8.4%
    Adobe Systems, Inc.* ........................       3,100   $    122,109
    BMC Software, Inc.* .........................      20,900        752,400
    CA, Inc. ....................................       3,500         80,815
    Citrix Systems, Inc.* .......................       6,400        188,224
    Electronic Arts, Inc.* ......................       2,000         88,860
    Microsoft Corp. .............................      52,800      1,452,528
    Oracle Corp.* ...............................      19,400        407,400
                                                                ------------
                                                                   3,092,336
                                                                ------------
   TOTAL INFORMATION TECHNOLOGY .............................      9,566,035
                                                                ------------
 MATERIALS -- 2.3%
   CHEMICALS -- 0.9%
    Praxair, Inc. ...............................         800         75,392
    The Lubrizol Corp. ..........................       6,000        277,980
                                                                ------------
                                                                     353,372
                                                                ------------
   CONSTRUCTION MATERIALS -- 0.2%
    Vulcan Materials Co. ........................       1,300         77,714
                                                                ------------
   CONTAINERS & PACKAGING -- 0.9%
    Crown Holdings, Inc.* .......................      12,200        317,078
                                                                ------------
   METALS & MINING -- 0.3%
    Cleveland-Cliffs, Inc. ......................         800         95,352
                                                                ------------
   TOTAL MATERIALS ..............................                    843,516
                                                                ------------
 UTILITIES -- 2.2%
   ELECTRIC UTILITIES -- 0.1%
    Allegheny Energy, Inc. ......................       1,200         60,132
                                                                ------------
   GAS UTILITIES -- 2.1%
    Equitable Resources, Inc. ...................      11,100        766,566
                                                                ------------
   TOTAL UTILITIES ..............................                    826,698
                                                                ------------
   TOTAL COMMON STOCK
     (COST $35,656,965) .........................                 36,865,134
                                                                ------------


    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- EQUITY FUNDS
--------------------------------
LARGE-CAP GROWTH FUND
---------------------
   INVESTMENTS / JUNE 30, 2008 -- CONTINUED

================================================================================


                                                                     VALUE
                                                      SHARES        (NOTE 2)
                                                    -----------   -----------
SHORT-TERM INVESTMENTS -- 0.3%
    BlackRock Liquidity Funds TempCash
        Portfolio - Institutional Series ........      60,119   $     60,119
    BlackRock Liquidity Funds TempFund
        Portfolio - Institutional Series ........      60,118         60,118
                                                                ------------
   TOTAL SHORT-TERM INVESTMENTS
   (COST $120,237) ..........................................        120,237
                                                                ------------
   TOTAL INVESTMENTS -- 100.1%
   (COST $35,777,202)+ ......................................     36,985,371

   LIABILITIES IN EXCESS OF OTHER ASSETS -- (0.1)% ..........        (22,496)
                                                                ------------
   NET ASSETS -- 100.0% .....................................   $ 36,962,875
                                                                ============


     Non-income producing security.

+ The cost for Federal income tax purposes is $35,783,638. At June 30, 2008, net unrealized appreciation was $1,201,733. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $3,853,434, and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $2,651,701.


    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- EQUITY FUNDS
--------------------------------
LARGE-CAP VALUE FUND
--------------------
   INVESTMENTS / JUNE 30, 2008
   (Showing Percentage of Net Assets)
================================================================================


                                                                     VALUE
                                                      SHARES        (NOTE 2)
                                                    -----------   -----------
COMMON STOCK -- 99.5%
 CONSUMER DISCRETIONARY -- 6.8%
   DISTRIBUTORS -- 0.7%
    Genuine Parts Co. ...........................       5,000   $    198,400
                                                                ------------
   HOTELS, RESTAURANTS & LEISURE -- 2.8%
    Carnival Corp.(1) ...........................       4,900        161,504
    McDonald's Corp. ............................      11,300        635,286
                                                                ------------
                                                                     796,790
                                                                ------------
   HOUSEHOLD DURABLES -- 2.6%
    NVR, Inc.*(1) ...............................         700        350,056
    Snap-On, Inc. ...............................       7,700        400,477
                                                                ------------
                                                                     750,533
                                                                ------------
   MEDIA -- 0.7%
    Central European Media Enterprises,
      Ltd. - Class A*(1) ........................       2,100        190,113
                                                                ------------
   TOTAL CONSUMER DISCRETIONARY .................                  1,935,836
                                                                ------------
 CONSUMER STAPLES -- 8.2%
   FOOD PRODUCTS -- 1.9%
    Archer-Daniels-Midland Co. ..................      12,100        408,375
    Kellogg Co. .................................       2,600        124,852
    Kraft Foods, Inc. - Class A .................         157          4,467
                                                                ------------
                                                                     537,694
                                                                ------------
   HOUSEHOLD PRODUCTS -- 3.4%
    Church & Dwight Co., Inc. ...................       6,000        338,100
    Kimberly-Clark Corp. ........................       7,600        454,328
    Procter & Gamble Co. ........................       2,900        176,349
                                                                ------------
                                                                     968,777
                                                                ------------
   TOBACCO -- 2.9%
    Philip Morris International, Inc. ...........       9,800        484,022
    Reynolds American, Inc. .....................       7,200        336,024
                                                                ------------
                                                                     820,046
                                                                ------------
   TOTAL CONSUMER STAPLES ...................................      2,326,517
                                                                ------------
 ENERGY -- 23.9%
   ENERGY EQUIPMENT & SERVICES -- 1.6%
    SEACOR Holdings, Inc.* ......................       5,000        447,550
                                                                ------------


                                                                     VALUE
                                                      SHARES        (NOTE 2)
                                                    -----------   -----------
   OIL, GAS & CONSUMABLE FUELS -- 22.3%
    Apache Corp. ................................       1,400   $    194,600
    Chevron Corp. ...............................      10,024        993,679
    Cimarex Energy Co. ..........................         600         41,802
    ConocoPhillips ..............................       7,200        679,608
    EOG Resources, Inc. .........................       2,600        341,120
    Exxon Mobil Corp. ...........................      23,803      2,097,758
    Forest Oil Corp.* ...........................       5,800        432,100
    Hess Corp.(1) ...............................         600         75,714
    Marathon Oil Corp. ..........................       5,700        295,659
    Noble Energy, Inc. ..........................       5,200        522,912
    Occidental Petroleum Corp. ..................         700         62,902
    Spectra Energy Corp. ........................       3,850        110,649
    Valero Energy Corp. .........................       1,000         41,180
    W&T Offshore, Inc. ..........................       8,000        468,080
                                                                ------------
                                                                   6,357,763
                                                                ------------
   TOTAL ENERGY .............................................      6,805,313
                                                                ------------
 FINANCIALS -- 21.9%
   CAPITAL MARKETS -- 1.2%
    BlackRock, Inc.(1) ..........................       2,000        354,000
                                                                ------------
   COMMERCIAL BANKS -- 2.8%
    U.S. Bancorp(1) .............................      20,900        582,901
       Wells Fargo & Co. ........................       8,500        201,875
                                                                ------------
                                                                     784,776
                                                                ------------
   DIVERSIFIED FINANCIAL SERVICES -- 2.5%
    Bank of America Corp. .......................       8,000        190,960
    Citigroup, Inc.(1) ..........................       6,800        113,968
    JPMorgan Chase & Co. ........................         879         30,158
    Leucadia National Corp. .....................       7,900        370,826
    The NASDAQ OMX Group, Inc.* .................         100          2,655
                                                                ------------
                                                                     708,567
                                                                ------------
   INSURANCE -- 11.0%
    Alleghany Corp.* ............................       1,226        407,093
    Assurant, Inc. ..............................       2,000        131,920
    Chubb Corp. .................................       9,200        450,892
    Lincoln National Corp. ......................       6,370        288,689
    Loews Corp. .................................       9,600        450,240
    Markel Corp.* ...............................         300        110,100
    MetLife, Inc.(1) ............................       7,600        401,052
    The Travelers Cos., Inc. ....................      11,500        499,100
    Wesco Financial Corp. .......................       1,050        401,100
                                                                ------------
                                                                   3,140,186
                                                                ------------


    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- EQUITY FUNDS
--------------------------------
LARGE-CAP VALUE FUND
--------------------
   INVESTMENTS / JUNE 30, 2008 -- CONTINUED

================================================================================


                                                                     VALUE
                                                      SHARES        (NOTE 2)
                                                    -----------   -----------
   REAL ESTATE INVESTMENT TRUSTS -- 1.8%
    AvalonBay Communities, Inc. .................       2,900   $    258,564
    Public Storage(1) ...........................       2,100        169,659
    Regency Centers Corp. .......................       1,200         70,944
                                                                ------------
                                                                     499,167
                                                                ------------
   THRIFTS & MORTGAGE FINANCE -- 2.6%
    Capitol Federal Financial ...................      11,100        417,471
    People's United Financial, Inc. .............      20,000        312,000
                                                                ------------
                                                                     729,471
                                                                ------------
   TOTAL FINANCIALS .........................................      6,216,167
                                                                ------------
 HEALTH CARE -- 4.7%
   BIOTECHNOLOGY -- 1.4%
    Biogen Idec, Inc.* ..........................       7,300        407,997
                                                                ------------
   HEALTH CARE PROVIDERS & SERVICES -- 0.1%
    CIGNA Corp. .................................         600         21,234
                                                                ------------
   HEALTH CARE TECHNOLOGY -- 0.6%
    IMS Health, Inc. ............................       7,000        163,100
                                                                ------------
   PHARMACEUTICALS -- 2.6%
    Johnson & Johnson ...........................       5,000        321,700
    Pfizer, Inc. ................................      13,900        242,833
    Wyeth .......................................       3,700        177,452
                                                                ------------
                                                                     741,985
                                                                ------------
   TOTAL HEALTH CARE ........................................      1,334,316
                                                                ------------
 INDUSTRIALS -- 9.2%
   AEROSPACE & DEFENSE -- 2.0%
    Precision Castparts Corp. ...................       3,700        356,569
    Raytheon Co. ................................       3,700        208,236
                                                                ------------
                                                                     564,805
                                                                ------------
   COMMERCIAL SERVICES & SUPPLIES -- 1.8%
    Copart, Inc.* ...............................       2,700        115,614
    Equifax, Inc. ...............................      12,000        403,440
                                                                ------------
                                                                     519,054
                                                                ------------
   INDUSTRIAL CONGLOMERATES -- 2.6%
    General Electric Co. ........................      28,200        752,658
                                                                ------------
   MACHINERY -- 2.8%
    AGCO Corp.* .................................       5,500        288,255
                                                                ------------


                                                                     VALUE
                                                      SHARES        (NOTE 2)
                                                    -----------   -----------
   MACHINERY --(CONTINUED)
    Dover Corp. .................................       1,900   $     91,903
    Flowserve Corp. .............................       2,100        287,070
    Illinois Tool Works, Inc. ...................       2,500        118,775
                                                                ------------
                                                                     786,003
                                                                ------------
   TOTAL INDUSTRIALS ........................................      2,622,520
                                                                ------------
 INFORMATION TECHNOLOGY -- 3.8%
   COMPUTERS & PERIPHERALS -- 1.9%
    International Business Machines Corp. .......       1,400        165,942
    Western Digital Corp.* ......................      10,600        366,018
                                                                ------------
                                                                     531,960
                                                                ------------
   ELECTRONIC EQUIPMENT & INSTRUMENTS -- 1.4%
    AVX Corp. ...................................      35,100        396,981
                                                                ------------
   OFFICE ELECTRONICS -- 0.5%
    Xerox Corp. .................................      11,500        155,940
                                                                ------------
   TOTAL INFORMATION TECHNOLOGY .............................      1,084,881
                                                                ------------
 MATERIALS -- 9.6%
   CHEMICALS -- 6.4%
    Air Products & Chemicals, Inc.(1) ...........       1,200        118,632
    Airgas, Inc. ................................       1,200         70,068
    Ashland, Inc. ...............................       8,700        419,340
    FMC Corp. ...................................       6,100        472,384
    PPG Industries, Inc. ........................         900         51,633
    Sigma-Aldrich Corp. .........................       1,200         64,632
    The Dow Chemical Co. ........................       4,500        157,095
    The Lubrizol Corp. ..........................       8,100        375,273
    The Mosaic Co.* .............................         600         86,820
                                                                ------------
                                                                   1,815,877
                                                                ------------
   CONTAINERS & PACKAGING -- 1.4%
    Crown Holdings, Inc.* .......................      15,200        395,048
                                                                ------------
   METALS & MINING -- 1.8%
    Nucor Corp. .................................       3,800        283,746
    United States Steel Corp. ...................       1,300        240,214
                                                                ------------
                                                                     523,960
                                                                ------------
   TOTAL MATERIALS ..........................................      2,734,885
                                                                ------------


    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- EQUITY FUNDS
--------------------------------
LARGE-CAP VALUE FUND
--------------------
   INVESTMENTS / JUNE 30, 2008 -- CONTINUED

================================================================================


                                                                     VALUE
                                                      SHARES        (NOTE 2)
                                                    -----------   -----------
 TELECOMMUNICATION SERVICES -- 5.2%
   DIVERSIFIED TELECOMMUNICATION SERVICES -- 4.9%
    AT&T, Inc. ..................................      21,200   $    714,228
    Fairpoint Communications, Inc. ..............         355          2,560
    Verizon Communications, Inc.(1) .............      18,800        665,520
                                                                ------------
                                                                   1,382,308
                                                                ------------
   WIRELESS TELECOMMUNICATION SERVICES -- 0.3%
    U.S. Cellular Corp.* ........................       1,500         84,825
                                                                ------------
   TOTAL TELECOMMUNICATION SERVICES .........................      1,467,133
                                                                ------------
 UTILITIES -- 6.2%
   ELECTRIC UTILITIES -- 3.8%
    FirstEnergy Corp. ...........................       5,900        485,747
    PPL Corp. ...................................       8,400        439,068
    Sierra Pacific Resources Corp. ..............       2,400         30,504
    Southern Co. ................................       3,400        118,728
                                                                ------------
                                                                   1,074,047
                                                                ------------
   GAS UTILITIES -- 2.4%
    Energen Corp. ...............................       1,100         85,833
    Equitable Resources, Inc. ...................       8,700        600,822
                                                                ------------
                                                                     686,655
                                                                ------------
   TOTAL UTILITIES ..........................................      1,760,702
                                                                ------------
   TOTAL COMMON STOCK
     (COST $25,302,265) .....................................     28,288,270
                                                                ------------


                                                                     VALUE
                                                      SHARES        (NOTE 2)
                                                    -----------   -----------
SHORT-TERM INVESTMENTS -- 0.5%
    BlackRock Liquidity Funds TempCash
     Portfolio -- Institutional Series ..........      65,876   $     65,876
    BlackRock Liquidity Funds TempFund
     Portfolio -- Institutional Series ..........      65,876         65,876
                                                                ------------
   TOTAL SHORT-TERM INVESTMENTS
      (COST $131,752) .......................................        131,752
                                                                ------------

SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR
    LOANED SECURITIES(3) -- 11.3%
    Institutional Money Market Trust
    (Cost $3,219,200) ...........................   3,219,200      3,219,200

   TOTAL INVESTMENTS -- 111.3%
     (COST $28,653,217)+ ....................................     31,639,222(2)
                                                                ------------
   LIABILITIES IN EXCESS OF OTHER ASSETS -- (11.3)% .........     (3,209,230)
                                                                ------------
   NET ASSETS -- 100.0% .....................................   $ 28,429,992
                                                                ============


*    Non-income producing security.
+ The cost for Federal income tax purposes is $28,662,182. At June 30, 2008, net unrealized appreciation was $2,977,040. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $5,126,105 and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $2,149,065.
(1)  Security partially or fully on loan.
(2) At June 30, 2008, the market value of securities on loan for the Large-Cap Value Fund was $3,133,111.
(3)  See Note 5 in the Notes to Financial Statements.


    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- EQUITY FUNDS
--------------------------------
SMALL-CAP CORE FUND
--------------------
   INVESTMENTS / JUNE 30, 2008
   (Showing Percentage of Net Assets)

================================================================================

                                                                     VALUE
                                                      SHARES        (NOTE 2)
                                                    -----------   -----------
COMMON STOCK -- 98.7%
 CONSUMER DISCRETIONARY -- 8.1%
   AUTO COMPONENTS -- 0.4%
    ArvinMeritor, Inc. ..........................       3,790   $     47,299
    Tenneco, Inc.* ..............................       1,600         21,648
                                                                ------------
                                                                      68,947
                                                                ------------
   AUTOMOBILES -- 0.3%
    Thor Industries, Inc.(1) ....................       2,500         53,150
                                                                ------------
   DISTRIBUTORS -- 0.4%
    Central European Distribution Corp.*(1) .....         700         51,905
    LKQ Corp.* ..................................       1,200         21,684
                                                                ------------
                                                                      73,589
                                                                ------------
   DIVERSIFIED CONSUMER SERVICES -- 1.0%
    DeVry, Inc. .................................         200         10,724
    Matthews International Corp. - Class A ......       1,300         58,838
    Strayer Education, Inc. .....................         500        104,535
                                                                ------------
                                                                     174,097
                                                                ------------
   HOTELS, RESTAURANTS & LEISURE -- 2.2%
    AFC Enterprises, Inc.* ......................       1,930         15,421
    Bally Technologies, Inc.* ...................       1,100         37,180
    Darden Restaurants, Inc. ....................       3,120         99,653
    Texas Roadhouse, Inc.* ......................       6,560         58,843
    The Cheesecake Factory, Inc.* ...............       1,380         21,956
    Vail Resorts, Inc.* .........................       1,600         68,528
    WMS Industries, Inc.* .......................       3,085         91,840
                                                                ------------
                                                                     393,421
                                                                ------------
   INTERNET & CATALOG RETAIL -- 0.1%
    Priceline.com, Inc.* ........................         100         11,546
                                                                ------------
   LEISURE EQUIPMENT & PRODUCTS -- 0.3%
    Callaway Golf Co. ...........................       5,500         65,065
                                                                ------------
   MEDIA -- 1.4%
    Interactive Data Corp. ......................       3,990        100,269
    Journal Communications, Inc. - Class A ......      11,466         55,266
    Lodgenet Entertainment Corp.* ...............         900          4,419
    Morningstar, Inc.* ..........................       1,200         86,436
                                                                ------------
                                                                     246,390
                                                                ------------


                                                                     VALUE
                                                      SHARES        (NOTE 2)
                                                    -----------   -----------
   MULTILINE RETAIL -- 0.3%
    Dollar Tree Stores, Inc.* ...................       1,885   $     61,621
                                                                ------------
   SPECIALTY RETAIL -- 0.8%
    Dress Barn, Inc.* ...........................       1,600         21,408
    Stage Stores, Inc. ..........................       1,557         18,170
    The Gymboree Corp.* .........................       1,950         78,136
    Tween Brands, Inc.* .........................       2,025         33,332
                                                                ------------
                                                                     151,046
                                                                ------------
   TEXTILES, APPAREL & LUXURY GOODS -- 0.9%
    Deckers Outdoor Corp.* ......................         200         27,840
    Unifirst Corp. ..............................       1,300         58,058
    Wolverine World Wide, Inc. ..................       2,955         78,810
                                                                ------------
                                                                     164,708
                                                                ------------
   TOTAL CONSUMER DISCRETIONARY .............................      1,463,580
                                                                ------------
 CONSUMER STAPLES -- 3.5%
   BEVERAGES -- 0.2%
    National Beverage Corp. .....................       4,670         33,951
                                                                ------------
   FOOD & STAPLES RETAILING -- 0.0%
    United Natural Foods, Inc.* .................         162          3,156
                                                                ------------
   FOOD PRODUCTS -- 1.8%
    Corn Products International, Inc. ...........         770         37,815
    Fresh Del Monte Produce, Inc.* ..............       2,030         47,847
    Lance, Inc. .................................       6,000        112,620
    Ralcorp Holdings, Inc.*(1) ..................       2,480        122,611
                                                                ------------
                                                                     320,893
                                                                ------------
   HOUSEHOLD PRODUCTS -- 1.5%
    WD-40 Co. ...................................       9,330        272,902
                                                                ------------
   TOTAL CONSUMER STAPLES                                            630,902
                                                                ------------
 ENERGY -- 21.8%
   ENERGY EQUIPMENT & SERVICES -- 7.9%
    Atwood Oceanics, Inc.* ......................       1,040        129,314
    Core Laboratories N.V.* .....................         400         56,940
    Exterran Holdings, Inc.* ....................       4,955        354,233
    Hornbeck Offshore Services, Inc.* ...........       1,965        111,042
    Pioneer Drilling Co.* .......................         200          3,762
    RPC, Inc. ...................................       5,440         91,392



    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- EQUITY FUNDS
--------------------------------
SMALL-CAP CORE FUND
-------------------
   INVESTMENTS / JUNE 30, 2008 -- CONTINUED

================================================================================


                                                                     VALUE
                                                      SHARES        (NOTE 2)
                                                    -----------   -----------
   ENERGY EQUIPMENT & SERVICES -- (CONTINUED)
    Unit Corp.* .................................       1,400   $    116,158
    W-H Energy Services, Inc.* ..................       3,120        298,709
    Willbros Group, Inc.* .......................       5,720        250,593
                                                                ------------
                                                                   1,412,143
                                                                ------------
   OIL, GAS & CONSUMABLE FUELS -- 13.9%
    Alpha Natural Resources, Inc.* ..............       3,520        367,101
    Apco Argentina, Inc. ........................       4,050        117,247
    Atlas America, Inc. .........................       4,110        185,155
    Berry Petroleum Co. - Class A ...............         640         37,683
    Bill Barret Corp.* ..........................       7,060        419,434
    Carrizo Oil & Gas, Inc.* ....................       3,300        224,697
    Encore Acquisition Co.* .....................         200         15,038
    FX Energy, Inc.* ............................         400          2,108
    McMoRan Exploration Co.*(1) .................       4,490        123,565
    Parallel Petroleum Corp.* ...................       1,740         35,026
    Petrohawk Energy Corp.* .....................         670         31,028
    Petroleum Development Corp.* ................       2,730        181,518
    Petroquest Energy, Inc.* ....................       6,030        162,207
    Stone Energy Corp.* .........................         330         21,750
    Swift Energy Co.* ...........................         200         13,212
    Toreador Resources Corp.* ...................       2,520         21,496
    Warren Resources, Inc.* .....................      23,220        340,870
    Whiting Petroleum Corp.* ....................       1,850        196,248
                                                                ------------
                                                                   2,495,383
                                                                ------------
    TOTAL ENERGY ................................                  3,907,526
                                                                ------------
 FINANCIALS -- 10.0%
   CAPITAL MARKETS -- 0.8%
    Capital Southwest Corp. .....................         210         21,888
    GFI Group, Inc. .............................       2,800         25,228
    Stifel Financial Corp.* .....................       2,850         98,012
                                                                ------------
                                                                     145,128
                                                                ------------
   COMMERCIAL BANKS -- 2.4%
    Bancfirst Corp. .............................         900         38,520
    Bank of Hawaii Corp. ........................       2,000         95,600
    Cullen/Frost Bankers, Inc. ..................       2,100        104,685
    CVB Financial Corp. .........................       8,700         82,128


                                                                     VALUE
                                                      SHARES        (NOTE 2)
                                                    -----------   -----------
    COMMERCIAL BANKS -- (CONTINUED)
    First Community Bancshares, Inc. ............         500   $     14,100
    Hancock Holding Co.(1) ......................       1,300         51,077
    Prosperity Bancshares, Inc. .................         900         24,057
    Webster Financial Corp. .....................       1,200         22,320
                                                                ------------
                                                                     432,487
                                                                ------------
   CONSUMER FINANCE -- 0.2%
    Cash America International, Inc. ............         880         27,280
                                                                ------------
   INSURANCE -- 1.8%
    LandAmerica Financial Group, Inc.(1) ........         660         14,645
    Max Capital Group, Ltd. .....................         720         15,358
    Navigators Group, Inc.* .....................       1,040         56,212
    Odyssey Re Holdings Corp. ...................       1,900         67,450
    ProAssurance Corp.* .........................         900         43,299
    Protective Life Corp. .......................       3,300        125,565
                                                                ------------
                                                                     322,529
                                                                ------------
   REAL ESTATE INVESTMENT TRUSTS -- 2.9%
    Agree Realty Corp. ..........................       2,670         58,874
    Alexander's, Inc.* ..........................         100         31,060
    Alexandria Real Estate Equities, Inc.(1) ....       1,000         97,340
    Entertainment Properties Trust(1) ...........         950         46,968
    LTC Properties, Inc. ........................       2,950         75,402
    National Health Investors, Inc. .............       2,540         72,415
    National Retail Properties, Inc. ............       2,670         55,803
    Senior Housing Properties Trust .............       4,080         79,682
                                                                ------------
                                                                     517,544
                                                                ------------
   THRIFTS & MORTGAGE FINANCE -- 1.9%
    Astoria Financial Corp. .....................       4,900         98,392
    Brookline Bancorp, Inc. .....................      10,380         99,129
    NewAlliance Bancshares, Inc. ................       7,400         92,352
    Northwest Bancorp, Inc. .....................       2,630         57,387
                                                                ------------
                                                                     347,260
                                                                ------------
    TOTAL FINANCIALS ........................................      1,792,228
                                                                ------------


    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- EQUITY FUNDS
--------------------------------
SMALL-CAP CORE FUND
-------------------
   INVESTMENTS / JUNE 30, 2008 -- CONTINUED

================================================================================


                                                                     VALUE
                                                      SHARES        (NOTE 2)
                                                    -----------   -----------
 HEALTH CARE -- 12.4%
   BIOTECHNOLOGY -- 3.0%
    Alexion Pharmaceuticals, Inc.* ..............         500   $     36,250
    Allos Therapeutics, Inc.* ...................      25,920        179,107
    Applera Corp. - Celera Group ................       4,880         55,437
    BioMarin Pharmaceutical, Inc.* ..............       3,340         96,793
    Cepheid, Inc.* ..............................         950         26,714
    Cubist Pharmaceuticals, Inc.* ...............       4,800         85,728
    Idenix Pharmaceuticals, Inc.* ...............       2,040         14,831
    Isis Pharmaceuticals, Inc.*(1) ..............         570          7,769
    United Therapeutics Corp.* ..................         410         40,078
                                                                ------------
                                                                     542,707
                                                                ------------
   HEALTH CARE EQUIPMENT & SUPPLIES -- 2.9%
    Abaxis, Inc.* ...............................         200          4,826
    Cyberonics, Inc.* ...........................       1,140         24,738
    Edwards Lifesciences Corp.* .................       2,330        144,553
    Haemonetics Corp.* ..........................         300         16,638
    Hologic, Inc.* ..............................         200          4,360
    IDEXX Laboratories, Inc.* ...................       1,765         86,026
    Immucor, Inc.* ..............................       2,805         72,593
    Merit Medical Systems, Inc.* ................       3,400         49,980
    Orthofix International N.V.* ................         400         11,580
    The Cooper Cos., Inc. .......................       2,510         93,247
    Zoll Medical Corp.* .........................         400         13,468
                                                                ------------
                                                                     522,009
                                                                ------------
   HEALTH CARE PROVIDERS & SERVICES -- 3.0%
    AMERIGROUP Corp.* ...........................         400          8,320
    Cardionet, Inc.* ............................         365          9,720
    Corvel Corp.* ...............................       3,440        116,513
    HealthExtras, Inc.* .........................         470         14,166
    Healthways, Inc.* ...........................       1,270         37,592
    InVentiv Health, Inc.* ......................       2,400         66,696
    Molina Healthcare, Inc.*(1) .................         980         23,853


                                                                     VALUE
                                                      SHARES        (NOTE 2)
                                                    -----------   -----------
   HEALTH CARE PROVIDERS & SERVICES -- (CONTINUED)
    Pediatrix Medical Group, Inc.* ..............       2,125   $    104,614
    PSS World Medical, Inc.* ....................       6,260        102,038
    Psychiatric Solutions, Inc.* ................       1,435         54,300
                                                                ------------
                                                                     537,812
                                                                ------------
   HEALTH CARE TECHNOLOGY -- 1.0%
    Cerner Corp.* ...............................       2,100         94,878
    Eclipsys Corp.* .............................         200          3,672
    Omnicell, Inc.* .............................       6,130         80,793
                                                                ------------
                                                                     179,343
                                                                ------------
   LIFE SCIENCES TOOLS & SERVICES -- 2.4%
    Bio-Rad Laboratories, Inc. - Class A* .......         455         36,805
    Bruker BioSciences Corp.* ...................         400          5,140
    Illumina, Inc.* .............................       2,495        217,339
    PARAXEL International Corp.* ................       2,080         54,725
    Pharmaceutical Product Development, Inc. ....       2,450        105,105
                                                                ------------
                                                                     419,114
                                                                ------------
   PHARMACEUTICALS -- 0.1%
    Perrigo Co. .................................         300          9,531
    Vivus, Inc.* ................................       1,400          9,352
                                                                ------------
                                                                      18,883
                                                                ------------
    TOTAL HEALTH CARE .......................................      2,219,868
                                                                ------------
 INDUSTRIALS -- 20.5%
   AEROSPACE & DEFENSE -- 1.6%
    AAR Corp.* ..................................       4,070         55,067
    BE Aerospace, Inc.* .........................       1,130         26,318
    Hexcel Corp.* ...............................       5,500        106,150
    Ladish Co., Inc.* ...........................         785         16,163
    Moog, Inc. - Class A* .......................       2,255         83,976
                                                                ------------
                                                                     287,674
                                                                ------------
 COMMERCIAL SERVICES & SUPPLIES -- 5.8%
    Casella Waste Systems, Inc.* ................       2,216         27,013
    Clean Harbors, Inc.* ........................       1,660        117,960
    FTI Consulting, Inc.* .......................         100          6,846



    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- EQUITY FUNDS
--------------------------------
SMALL-CAP CORE FUND
-------------------
   INVESTMENTS / JUNE 30, 2008 -- CONTINUED

================================================================================


                                                                     VALUE
                                                      SHARES        (NOTE 2)
                                                    -----------   -----------
 COMMERCIAL SERVICES & SUPPLIES -- (CONTINUED)
    G & K Services, Inc. - Class A ..............       4,092   $    124,642
    Knoll, Inc. .................................          75            911
    Korn/Ferry International, Inc.* .............       7,100        111,683
    Mine Safety Appliances Co. ..................       1,665         66,583
    Rollins, Inc. ...............................       1,800         26,676
    Teletech Holdings, Inc.* ....................       5,500        109,780
    The Advisory Board Co.* .....................       2,125         83,576
    Waste Connections, Inc.* ....................       4,600        146,878
    Watson Wyatt Worldwide, Inc. - Class A ......       4,050        214,205
                                                                ------------
                                                                   1,036,753
                                                                ------------
   ELECTRICAL EQUIPMENT -- 5.5%
    American Superconductor Corp.* ..............         400         14,340
    Belden, Inc. ................................       1,150         38,962
    Energy Conversion Devices, Inc.* ............       3,245        238,962
    EnerSys, Inc.* ..............................       6,025        206,236
    General Cable Corp.* ........................         970         59,024
    II-VI, Inc.* ................................         500         17,460
    Regal-Beloit Corp. ..........................         760         32,110
    Superior Essex, Inc.* .......................       2,975        132,774
    Woodward Governor Co. .......................       6,760        241,062
                                                                ------------
                                                                     980,930
                                                                ------------
   INDUSTRIAL CONGLOMERATES -- 0.7%
    Seaboard Corp. ..............................          10         15,510
    Walter Industries, Inc. .....................       1,020        110,946
                                                                ------------
                                                                     126,456
                                                                ------------
   MACHINERY -- 4.5%
    Barnes Group, Inc. ..........................       2,590         59,803
    Blount International, Inc.* .................       7,050         81,850
    Bucyrus International, Inc. .................       1,400        102,228
    Clarcor, Inc. ...............................         800         28,080
    Commercial Vehicle Group, Inc.* .............       2,170         20,290
    ESCO Technologies, Inc.* ....................       1,195         56,069
    Kaydon Corp. ................................       2,493        128,165
    Lindsay Corp. ...............................          70          5,948


                                                                     VALUE
                                                      SHARES        (NOTE 2)
                                                    -----------   -----------
   MACHINERY -- (CONTINUED)
    Robbins & Myers, Inc. .......................       1,400   $     69,818
    The Gorman-Rupp Co. .........................       2,650        105,576
    Titan International, Inc. ...................       1,900         67,678
    Valmont Industries, Inc. ....................         820         85,518
                                                                ------------
                                                                     811,023
                                                                ------------
   MARINE -- 0.7%
    Kirby Corp.* ................................       2,830        135,840
                                                                ------------
   ROAD & RAIL -- 0.9%
    Genesee & Wyoming, Inc. - Class A* ..........       1,350         45,927
    Landstar System, Inc. .......................       1,760         97,187
    Old Dominion Freight Line, Inc.* ............         935         28,069
                                                                ------------
                                                                     171,183
                                                                ------------
   TRADING COMPANIES & DISTRIBUTORS -- 0.8%
    Beacon Roofing Supply, Inc.* ................       1,295         13,740
    Interline Brands, Inc.* .....................       3,673         58,511
    Watsco, Inc. ................................       1,635         68,343
                                                                ------------
                                                                     140,594
                                                                ------------
   TOTAL INDUSTRIALS ........................................      3,690,453
                                                                ------------
 INFORMATION TECHNOLOGY -- 13.5%
   COMMUNICATIONS EQUIPMENT -- 1.2%
    Blue Coat Systems, Inc.* ....................         500          7,055
    Ceragon Networks, Ltd.* .....................       1,955         15,132
    CommScope, Inc.* ............................       1,710         90,236
    Foundry Networks, Inc.* .....................       1,000         11,820
    Harmonic, Inc. ..............................      10,000         95,100
                                                                ------------
                                                                     219,343
                                                                ------------
   COMPUTERS & PERIPHERALS -- 0.5%
    Novatel Wireless, Inc.* .....................       2,735         30,441
    STEC, Inc.*(1) ..............................       5,700         58,539
    Synaptics, Inc.* ............................         100          3,773
                                                                ------------
                                                                      92,753
                                                                ------------
   ELECTRONIC EQUIPMENT & INSTRUMENTS -- 2.7%
    Anixter International, Inc.* ................         885         52,649
    Checkpoint Systems, Inc.* ...................       4,700         98,136
    Electro Rent Corp. ..........................       9,530        119,506
    FLIR Systems, Inc.* .........................         500         20,285



    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- EQUITY FUNDS
--------------------------------
SMALL-CAP CORE FUND
-------------------
   INVESTMENTS / JUNE 30, 2008 -- CONTINUED

================================================================================


                                                                     VALUE
                                                      SHARES        (NOTE 2)
                                                    -----------   -----------
   ELECTRONIC EQUIPMENT & INSTRUMENTS -- (CONTINUED)
    Insight Enterprises, Inc.*                          2,110   $     24,750
    Itron, Inc.* ................................         750         73,762
    OSI Systems, Inc.* ..........................       2,835         60,726
    Plexus Corp.* ...............................       1,495         41,382
                                                                ------------
                                                                     491,196
                                                                ------------
   INTERNET SOFTWARE & SERVICES -- 3.0%
    Ariba, Inc.* ................................       6,240         91,790
    Equinix, Inc.* ..............................       1,985        177,102
    Interwoven, Inc.* ...........................       8,427        101,208
    Skillsoft PLC Sponsored ADR* ................      11,325        102,378
    Sohu.com, Inc.* .............................         800         56,352
                                                                ------------
                                                                     528,830
                                                                ------------
   IT SERVICES -- 2.0%
    Cass Information Systems, Inc. ..............       1,500         48,045
    CyberSource Corp.* ..........................       5,800         97,034
    ExlService Holdings, Inc.* ..................         310          4,349
    Global Payments, Inc. .......................       4,510        210,166
                                                                ------------
                                                                     359,594
                                                                ------------
   OFFICE ELECTRONICS -- 0.4%
    Zebra Technologies Corp. - Class A* .........       2,070         67,565
                                                                ------------
   SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 1.7%
    ANADIGICS, Inc.* ............................       4,929         48,551
    Microsemi Corp.* ............................       3,845         96,817
    Pericom Semiconductor Corp.* ................       4,400         65,296
    Sigma Designs, Inc.* ........................         600          8,334
    Veeco Instruments, Inc.* ....................       5,800         93,264
                                                                ------------
                                                                     312,262
                                                                ------------
   SOFTWARE -- 2.0%
    ACI Worldwide, Inc.* ........................       3,740         65,787
    ANSYS, Inc.* ................................       2,700        127,224
    Concur Technologies, Inc.* ..................         900         29,907
    MICROS Systems, Inc.* .......................       3,225         98,330
    Perfect World Co., Ltd. - ADR* ..............         360          8,996


                                                                     VALUE
                                                      SHARES        (NOTE 2)
                                                    -----------   -----------
   SOFTWARE -- (CONTINUED)
    Take-Two Interactive Software, Inc.* ........         200   $      5,114
    Vasco Data Security International, Inc.* ....       1,580         16,638
                                                                ------------
                                                                     351,996
                                                                ------------
    TOTAL INFORMATION TECHNOLOGY ............................      2,423,539
                                                                ------------
 MATERIALS -- 7.0%
   CHEMICALS -- 2.2%
    Airgas, Inc. ................................       3,785        221,006
    Hercules, Inc. ..............................       1,600         27,088
    Kronos Worldwide, Inc. ......................         670         10,311
    OM Group, Inc.* .............................       1,200         39,348
    Rockwood Holdings, Inc.* ....................       2,620         91,176
    Terra Industries, Inc. ......................         200          9,870
                                                                ------------
                                                                     398,799
                                                                ------------
   CONSTRUCTION MATERIALS -- 0.6%
    Texas Industries, Inc.(1) ...................       2,020        113,383
                                                                ------------
   CONTAINERS & PACKAGING -- 1.1%
    Greif, Inc. - Class A .......................       2,672        171,088
    Silgan Holdings, Inc. .......................         540         27,400
                                                                ------------
                                                                     198,488
                                                                ------------
   METALS & MINING -- 3.1%
    A.M. Castle & Co. ...........................       2,180         62,370
    Apex Silver Mines, Ltd.* ....................         900          4,419
    Century Aluminum Co.* .......................       1,200         79,788
    Commercial Metals Co. .......................       2,790        105,183
    Compass Minerals International, Inc. ........       1,820        146,619
    Hecla Mining Co.* ...........................         600          5,556
    Pan American Silver Corp.* ..................       4,135        142,988
                                                                ------------
                                                                     546,923
                                                                ------------
   TOTAL MATERIALS ..........................................      1,257,593
                                                                ------------
 TELECOMMUNICATION SERVICES -- 0.0%
   DIVERSIFIED TELECOMMUNICATION SERVICES -- 0.0%
    Globalstar, Inc.* ...........................         320            905
                                                                ------------
   TOTAL TELECOMMUNICATION SERVICES .........................            905
                                                                ------------


    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- EQUITY FUNDS
--------------------------------
SMALL-CAP CORE FUND
-------------------
   INVESTMENTS / JUNE 30, 2008 -- CONTINUED

================================================================================


                                                                     VALUE
                                                      SHARES        (NOTE 2)
                                                    -----------   -----------
 UTILITIES -- 1.9%
   ELECTRIC UTILITIES -- 1.2%
    Cleco Corp. .................................       4,150   $     96,820
    El Paso Electric Co.* .......................       5,838        115,592
                                                                ------------
                                                                     212,412
                                                                ------------
   GAS UTILITIES -- 0.3%
    Nicor, Inc. .................................       1,300         55,367
    Piedmont Natural Gas Co. ....................         300          7,848
    Southern Union Co. ..........................          --             12
                                                                ------------
                                                                      63,227
                                                                ------------
   INDEPENDENT POWER PRODUCERS & ENERGY TRADERS -- 0.1%
    Ormat Technologies, Inc. ....................         300         14,754
                                                                ------------
   MULTI-UTILITIES -- 0.3%
    NorthWestern Corp. ..........................       2,100         53,382
                                                                ------------
   TOTAL UTILITIES ..........................................        343,775
                                                                ------------
   TOTAL COMMON STOCK
     (COST $15,859,332) .....................................     17,730,369
                                                                ------------

EXCHANGE-TRADED FUNDS -- 1.2%
    iShares Russell 2000 Growth Index Fund ......       1,522        115,916
    iShares Russell 2000 Value Index Fund(1) ....       1,546         98,944
                                                                ------------
   TOTAL EXCHANGE-TRADED FUNDS
     (COST $209,458) ........................................        214,860
                                                                ------------


                                                                     VALUE
                                                      SHARES        (NOTE 2)
                                                    -----------   -----------
SHORT-TERM INVESTMENTS -- 0.3%
    BlackRock Liquidity Funds TempCash
     Portfolio - Institutional Series ...........      25,493   $     25,493
    BlackRock Liquidity Funds TempFund
     Portfolio - Institutional Series ...........      25,493         25,493
                                                                ------------
    TOTAL SHORT-TERM INVESTMENTS
      (COST $50,986) ........................................         50,986
                                                                ------------
SHORT-TERM INVESTMENT HELD
    AS COLLATERAL FOR LOANED SECURITIES(3) -- 3.9%
    Institutional Money Market Trust
    (Cost $707,261) .............................     707,261        707,261
                                                                ------------
   TOTAL INVESTMENTS -- 104.1%
     (COST $16,827,037)+ ........................                 18,703,476(2)

   LIABILITIES IN EXCESS OF
      OTHER ASSETS -- (4.1)% ....................                   (744,156)
                                                                ------------
   NET ASSETS -- 100.0% .........................               $ 17,959,320
                                                                ============

*    Non-income producing security.
+ The cost for Federal income tax purposes is $17,037,532. At June 30, 2008, net unrealized appreciation was $1,665,944. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $3,207,844, and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $1,541,900.
(1)  Security partially or fully on loan.
(2) At June 30, 2008, the market value of securities on loan for the Small-Cap Core Fund was $674,609.
(3) See Note 5 in the Notes to Financial Statements. ADR -- American Depository Receipt



    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- EQUITY FUNDS
--------------------------------
   FINANCIAL STATEMENTS
================================================================================


STATEMENTS OF ASSETS AND LIABILITIES
June 30, 2008

                                                      LARGE-CAP                  LARGE-CAP              SMALL-CAP
                                                     GROWTH FUND                 VALUE FUND             CORE FUND
                                                   ----------------            --------------        ---------------
ASSETS:
Investment in securities, at value* ..............   $ 36,985,371               $31,639,222             $18,703,476
Receivable for fund shares sold ..................          1,726                        --                      --
Dividends receivable .............................         21,274                    51,247                  11,015
Other assets .....................................          8,746                     8,148                   6,978
                                                     ------------               -----------             -----------
Total assets .....................................     37,017,117                31,698,617              18,721,469
                                                     ------------               -----------             -----------
LIABILITIES:
Obligation to return securities lending
   collateral ....................................             --                 3,219,200                 707,261
Payable for fund shares redeemed .................             80                     3,123                     481
Accrued advisory fee .............................         19,045                    14,732                  11,562
Other accrued expenses ...........................         35,117                    31,570                  42,845
                                                     ------------               -----------             -----------
Total liabilities ................................         54,242                 3,268,625                 762,149
                                                     ------------               -----------             -----------
NET ASSETS .......................................   $ 36,962,875               $28,429,992             $17,959,320
                                                     ============               ===========             ===========
NET ASSETS CONSIST OF:
Paid-in capital ..................................   $122,130,941               $24,671,352             $16,566,838
Undistributed (distribution in
   excess of) net investment income ..............        (10,903)                   54,174                 (10,903)
Accumulated net realized gain (loss)
   on investments ................................    (86,365,332)                  718,461                (473,054)
Net unrealized appreciation
   of investments ................................      1,208,169                 2,986,005               1,876,439
                                                     ------------               -----------             -----------
NET ASSETS .......................................   $ 36,962,875               $28,429,992             $17,959,320
                                                     ============               ===========             ===========
NET ASSETS BY SHARE CLASS:
   Institutional Shares ..........................   $ 36,952,195               $28,418,626             $17,948,665
   A Shares ......................................         10,680                    11,366                  10,655
                                                     ------------               -----------             -----------
                                                     $ 36,962,875               $28,429,992             $17,959,320
                                                     ============               ===========             ===========
SHARES OF BENEFICIAL INTEREST OUTSTANDING
   ($0.01 par value, unlimited authorized shares):
   Institutional Shares ..........................      3,101,452                 2,700,473               2,411,235
   A Shares ......................................            901                     1,080                   1,443
NET ASSET VALUE PER SHARE:
   Institutional Shares (net asset value,
      offering and redemption price) .............   $      11.91               $     10.52             $      7.44
                                                     ------------               -----------             -----------
   A Shares (net asset value (NAV) and
      redemption price) ..........................   $      11.85               $     10.52             $      7.38
                                                     ------------               -----------             -----------
   A Shares (offering price -- NAV / 0.965) ......   $      12.28               $     10.90             $      7.65
                                                     ------------               -----------             -----------

-----------
*  Investments at cost ...........................   $ 35,777,202               $28,653,217             $16,827,037



    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- EQUITY FUNDS
--------------------------------
   FINANCIAL STATEMENTS -- CONTINUED
================================================================================

STATEMENTS OF OPERATIONS
For the Year Ended June 30, 2008

                                                      LARGE-CAP                  LARGE-CAP              SMALL-CAP
                                                     GROWTH FUND                 VALUE FUND             CORE FUND
                                                   ----------------            --------------         --------------
INVESTMENT INCOME:
   Dividends .....................................   $    421,851               $   700,987             $   189,354
   Securities lending income .....................             --                    14,762                   5,200
                                                     ------------               -----------             -----------
   Total investment income .......................        421,851                   715,749                 194,554
                                                     ------------               -----------             -----------
EXPENSES:
   Advisory Fees .................................        250,817                   199,538                 193,104
   Administration fees ...........................          5,938                     4,711                   3,365
   Sub-administration and accounting fees ........         44,978                    40,970                  59,493
   Custody fees ..................................         16,571                    13,759                  33,720
   Transfer agent fees ...........................         15,254                    11,394                  10,684
   Distribution fees - A Shares ..................             28                        59                      28
   Professional fees .............................         58,023                    57,185                  60,120
   Reports to shareholders .......................         15,132                    13,560                  12,378
   Registration fees .............................         23,328                    20,818                  17,796
   Trustees' fees ................................         22,548                    22,545                  22,469
   Compliance services ...........................          6,206                     6,204                   6,202
   Other .........................................         11,659                    11,440                  11,981
                                                     ------------               -----------             -----------
   Total expenses before fee waivers .............        470,482                   402,183                 431,340
   Expenses waived by Adviser ....................             --                        --                  (6,892)
   Sub-administration and accounting fees waived .         (6,213)                   (6,209)                (14,525)
                                                     ------------               -----------             -----------
      Total expenses, net ........................        464,269                   395,974                 409,923
                                                     ------------               -----------             -----------
   Net investment income (loss) ..................        (42,418)                  319,775                (215,369)
                                                     ------------               -----------             -----------
NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS:
   Net realized gain (loss) from investments .....       (257,537)                1,329,126                 (37,494)
   Net change in unrealized appreciation
      (depreciation) on investments ..............     (2,311,921)               (4,621,913)             (3,697,222)
                                                     ------------               -----------             -----------
   Net loss on investments .......................     (2,569,458)               (3,292,787)             (3,734,716)
                                                     ------------               -----------             -----------
NET DECREASE IN NET ASSETS RESULTING
   FROM OPERATIONS ...............................   $ (2,611,876)              $(2,973,012)            $(3,950,085)
                                                     ============               ===========             ===========

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- EQUITY FUNDS
--------------------------------
   FINANCIAL STATEMENTS -- CONTINUED
================================================================================

STATEMENTS OF CHANGES IN NET ASSETS

                                                                               LARGE-CAP GROWTH FUND
                                                                      ----------------------------------------
                                                                       FOR THE                      FOR THE
                                                                      YEAR ENDED                   YEAR ENDED
                                                                        JUNE 30,                    JUNE 30,
                                                                         2008                         2007
                                                                      -----------                 ------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
   Net investment income (loss) ....................................  $   (42,418)                $     61,538
   Net realized gain (loss) on investments .........................     (257,537)                   1,665,978
   Net change in unrealized appreciation (depreciation)
      on investments ...............................................   (2,311,921)                   4,948,412
                                                                      -----------                 ------------
   Net increase (decrease) in net assets resulting from operations .   (2,611,876)                   6,675,928
                                                                      -----------                 ------------
Distributions to shareholders from:
   Net investment income:
     Institutional Shares ..........................................      (36,023)                     (49,609)
     A Shares ......................................................           (1)                          (4)
                                                                      -----------                 ------------
Total distributions ................................................      (36,024)                     (49,613)
                                                                      -----------                 ------------
Fund share transactions (Note 6): Proceeds from shares sold:
     Institutional Shares ..........................................    8,242,215                    5,640,168
     A Shares ......................................................           --                           --
   Cost of shares issued on reinvestment of distributions:
     Institutional Shares ..........................................       19,302                       33,071
     A Shares ......................................................            1                            4
   Cost of shares redeemed:
     Institutional Shares ..........................................   (9,862,317)                 (21,418,166)
     A Shares ......................................................           --                           --
                                                                      -----------                 ------------
Net decrease in net assets from Fund share transactions ............   (1,600,799)                 (15,744,923)
                                                                      -----------                 ------------
Total decrease in net assets .......................................   (4,248,699)                  (9,118,608)

NET ASSETS:
   Beginning of year ...............................................   41,211,574                   50,330,182
                                                                      -----------                 ------------
   End of year .....................................................  $36,962,875                 $ 41,211,574
                                                                      ===========                 ============
Undistributed (distributions in excess of) net investment income ...  $   (10,903)                $      2,804
                                                                      -----------                 ------------

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- EQUITY FUNDS
--------------------------------
   FINANCIAL STATEMENTS -- CONTINUED
================================================================================

STATEMENTS OF CHANGES IN NET ASSETS

                                                                               LARGE-CAP VALUE FUND
                                                                      ----------------------------------------
                                                                       FOR THE                      FOR THE
                                                                      YEAR ENDED                   YEAR ENDED
                                                                        JUNE 30,                    JUNE 30,
                                                                         2008                         2007
                                                                      -----------                 ------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
   Net investment income ...........................................  $   319,775                 $    538,061
   Net realized gain on investments ................................    1,329,126                    5,407,344
   Net change in unrealized appreciation (depreciation)
      on investments ...............................................   (4,621,913)                   1,691,939
                                                                      -----------                 ------------
   Net increase (decrease) in net assets resulting from operations .   (2,973,012)                   7,637,344
                                                                      -----------                 ------------
Distributions to shareholders from:
   Net investment income:
     Institutional Shares ..........................................     (316,513)                    (500,996)
     A Shares ......................................................         (222)                        (324)
   Net realized gains:
     Institutional Shares ..........................................   (3,631,513)                          --
     A Shares ......................................................       (3,746)                          --
                                                                      -----------                 ------------
Total distributions ................................................   (3,951,994)                    (501,320)
                                                                      -----------                 ------------
Fund share transactions (Note 6): Proceeds from shares sold:
     Institutional Shares ..........................................    1,069,429                    4,028,499
     A Shares ......................................................           --                       19,607
   Cost of shares issued on reinvestment of distributions:
     Institutional Shares ..........................................    3,750,942                      341,804
     A Shares ......................................................        3,968                          324
   Cost of shares redeemed:
     Institutional Shares ..........................................   (8,549,283)                 (14,855,169)
     A Shares ......................................................      (22,732)                          --
                                                                      -----------                 ------------
Net decrease in net assets from Fund share transactions ............   (3,747,676)                 (10,464,935)
                                                                      -----------                 ------------
Total decrease in net assets .......................................  (10,672,682)                  (3,328,911)

NET ASSETS:
   Beginning of year ...............................................   39,102,674                   42,431,585
                                                                      -----------                 ------------
   End of year .....................................................  $28,429,992                 $ 39,102,674
                                                                      ===========                 ============
Undistributed net investment income ................................  $    54,174                 $     51,134
                                                                      -----------                 ------------

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- EQUITY FUNDS
--------------------------------
   FINANCIAL STATEMENTS -- CONTINUED
================================================================================

                                                                               SMALL-CAP CORE FUND
                                                                      ----------------------------------------
                                                                       FOR THE                      FOR THE
                                                                      YEAR ENDED                   YEAR ENDED
                                                                        JUNE 30,                    JUNE 30,
                                                                         2008                         2007
                                                                      -----------                 ------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
   Net investment loss .............................................  $  (215,369)                $   (325,690)
   Net realized gain (loss) on investments .........................      (37,494)                   6,245,508
   Net change in unrealized appreciation (depreciation)
      on investments ...............................................   (3,697,222)                    (287,064)
                                                                      -----------                 ------------
   Net increase (decrease) in net assets resulting from operations .   (3,950,085)                   5,632,754
                                                                      -----------                 ------------
Distributions to shareholders from:
   Net realized gains:
     Institutional Shares ..........................................   (5,956,500)                  (5,710,549)
     A Shares ......................................................       (2,736)                      (1,582)
                                                                      -----------                 ------------
Total distributions ................................................   (5,959,236)                  (5,712,131)
                                                                      -----------                 ------------
Fund share transactions (Note 6): Proceeds from shares sold:
     Institutional Shares ..........................................      863,820                    1,374,656
     A Shares ......................................................           --                           --
   Cost of shares issued on reinvestment of distributions:
     Institutional Shares ..........................................    5,356,353                    4,874,701
     A Shares ......................................................        2,736                        1,582
   Cost of shares redeemed:
     Institutional Shares ..........................................  (11,641,504)                 (21,644,496)
     A Shares ......................................................           --                           --
                                                                      -----------                 ------------
Net decrease in net assets from Fund share transactions ............   (5,418,595)                 (15,393,557)
                                                                      -----------                 ------------
Total decrease in net assets .......................................  (15,327,916)                 (15,472,934)

NET ASSETS:
   Beginning of year ...............................................   33,287,236                   48,760,170
                                                                      -----------                 ------------
   End of year .....................................................  $17,959,320                 $ 33,287,236
                                                                      ===========                 ============
Distribution in excess of net investment income ....................  $   (10,903)                $    (10,513)
                                                                      -----------                 ------------

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- EQUITY FUNDS
--------------------------------
   FINANCIAL HIGHLIGHTS
================================================================================


The following tables include selected data for a share outstanding throughout each period and other performance information derived from the financial statements. The total returns in the tables represent the rate an investor would have earned or lost on an investment in the Funds (assuming reinvestment of all dividends and distributions). This information should be read in conjunction with the financial statements and notes thereto.

                                                                           FOR THE YEARS ENDED JUNE 30,
LARGE-CAP GROWTH FUND                                        -----------------------------------------------------------
  -- INSTITUTIONAL SHARES                                     2008         2007          2006        2005         2004
                                                             -------      -------      -------      -------      -------
NET ASSET VALUE -- BEGINNING OF YEAR .....................   $ 12.61      $ 10.73      $ 10.31      $  9.93      $  8.73
                                                             -------      -------      -------      -------      -------
INVESTMENT OPERATIONS:
   Net investment income (loss) ..........................     (0.01) (2)    0.02 (2)       --(2,3)    0.03         0.01
   Net realized and unrealized gain (loss)
      on investments .....................................     (0.68)        1.87         0.42         0.38         1.20
                                                             -------      -------      -------      -------      -------
      Total from investment operations ...................     (0.69)        1.89         0.42         0.41         1.21
                                                             -------      -------      -------      -------      -------
DISTRIBUTIONS:
   From net investment income ............................     (0.01)       (0.01)          --(3)     (0.03)       (0.01)
                                                             -------      -------      -------      -------      -------
      Total distributions ................................     (0.01)       (0.01)          --        (0.03)       (0.01)
                                                             -------      -------      -------      -------      -------
NET ASSET VALUE - END OF YEAR ............................   $ 11.91      $ 12.61      $ 10.73      $ 10.31      $  9.93
                                                             =======      =======      =======      =======      =======
TOTAL RETURN .............................................     (5.48)%      17.66%        4.12%        4.09%       13.86%

RATIOS (TO AVERAGE NET ASSETS)/SUPPLEMENTAL DATA:(4)
   Expenses:
      Including expense limitations ......................      1.11%        1.04%        1.13%        1.10%        0.98%
      Excluding expense limitations ......................      1.13%        1.05%        1.15%        1.15%        1.01%
   Net investment income (loss) ..........................     (0.10)%       0.14%       (0.01)%       0.28%        0.08%
Portfolio turnover rate ..................................       107%          87%         129%         230%          87%
Net assets at the end of year (000 omitted) ..............   $36,952      $41,200      $50,321      $35,809      $49,418

-------------------
(1) Effective December 15, 2004, Rodney Square Management Corporation replaced Roxbury Capital Management, LLC as the Adviser to the Large-Cap Growth Fund.
(2) The net investment income (loss) per share was calculated using the average shares outstanding method.
(3)  Less than $0.01 per share.
(4) For the periods prior to July 1, 2005, the Fund operated as a feeder fund in a master-feeder structure. The expense and net investment income (loss) ratios include expenses allocated from the master fund, WT Investment Trust I--Large Cap Growth Series (the "Series"), and the portfolio turnover rate reflects investment activity of the Series. Effective July 1, 2005, the Fund no longer operates in a master-feeder structure.


    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- EQUITY FUNDS
--------------------------------
   FINANCIAL HIGHLIGHTS -- CONTINUED
================================================================================

                                                                                   FOR THE PERIOD
                                                               FOR THE YEARS     DECEMBER 20, 2005(1)
                                                               ENDED JUNE 30,          THROUGH
                                                             -------------------     JUNE 30, 30,
LARGE-CAP GROWTH FUND -- A SHARES                              2008        2007         2006
                                                             -------      ------    -------------
NET ASSET VALUE -- BEGINNING OF PERIOD ...................   $ 12.57      $ 10.72      $ 11.10
                                                             -------      -------      -------
INVESTMENT OPERATIONS:
   Net investment loss(2) ................................     (0.04)       (0.01)       (0.01)
   Net realized and unrealized gain (loss)
      on investments .....................................     (0.68)        1.87        (0.37)
                                                             -------      -------      -------
      Total from investment operations ...................     (0.72)        1.86        (0.38)
                                                             -------      -------      -------
DISTRIBUTIONS:
   From net investment income ............................        --(3)     (0.01)          --
                                                             -------      -------      -------
      Total distributions ................................        --        (0.01)          --
                                                             -------      -------      -------
NET ASSET VALUE -- END OF PERIOD .........................   $ 11.85      $ 12.57      $ 10.72
                                                             =======      =======      =======
TOTAL RETURN (4) .........................................     (5.72)%      17.31%       (3.42)%**

RATIOS (TO AVERAGE NET ASSETS)/SUPPLEMENTAL DATA:
   Expenses:
      Including expense limitations ......................      1.36%        1.29%        1.38%*
      Excluding expense limitations ......................      1.38%        1.29%        1.40%*
   Net investment loss ...................................     (0.36)%      (0.12)%      (0.12)%*
Portfolio turnover rate ..................................       107%          87%         129% (5)
Net assets at the end of period (000 omitted) ............   $    11      $   11       $    10

-------------------
*    Annualized
**   Not annualized
(1)  Commencement of operations.
(2) The net investment loss per share was calculated using the average shares outstanding method.
(3)  Less than $0.01 per share.
(4) Total return does not reflect the impact of the maximum front-end sales load of 3.50%. If reflected, the return would be lower.
(5) Represents the portfolio turnover rate for the Fund for the year ended June 30, 2006.


    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- EQUITY FUNDS
--------------------------------
   FINANCIAL HIGHLIGHTS -- CONTINUED
================================================================================

                                                                           FOR THE YEARS ENDED JUNE 30,
LARGE-CAP VALUE FUND                                         -----------------------------------------------------------
  -- INSTITUTIONAL SHARES                                     2008         2007          2006        2005         2004
                                                             -------      -------      -------      -------      -------

NET ASSET VALUE -- BEGINNING OF YEAR .....................   $ 13.01      $ 10.91      $ 10.16     $  9.45      $  8.19
                                                             -------      -------      -------      -------      -------
INVESTMENT OPERATIONS:
   Net investment income .................................      0.11(1)      0.15(1)      0.10(1)     0.12         0.08
   Net realized and unrealized gain (loss)
      on investments .....................................     (1.12)        2.10         0.81        0.70         1.26
                                                             -------      -------      -------      -------      -------
      Total from investment operations ...................     (1.01)        2.25         0.91        0.82         1.34
                                                             -------      -------      -------      -------      -------
DISTRIBUTIONS:
   From net investment income ............................     (0.12)       (0.15)       (0.16)      (0.11)       (0.08)
   From net realized gains ...............................     (1.36)          --           --          --           --
                                                             -------      -------      -------      -------      -------
      Total distributions ................................     (1.48)       (0.15)       (0.16)      (0.11)       (0.08)
                                                             -------      -------      -------      -------      -------
NET ASSET VALUE -- END OF YEAR ...........................   $ 10.52      $ 13.01      $ 10.91     $ 10.16      $  9.45
                                                             =======      =======      =======     =======      =======
TOTAL RETURN .............................................     (8.50)%      20.71%        8.99%       8.66%       16.47%

RATIOS (TO AVERAGE NET ASSETS)/SUPPLEMENTAL DATA:(2)
   Expenses:
      Including expense limitations ......................      1.19%        1.10%        1.04%       1.02%        1.00%
      Excluding expense limitations ......................      1.21%        1.11%        1.06%       1.05%        1.03%
   Net investment income .................................      0.96%        1.30%        0.91%       1.13%        0.94%
Portfolio turnover rate ..................................        62%          83%         129%         28%          26%
Net assets at the end of year (000 omitted) ..............   $28,419      $39,067      $42,421     $47,968      $51,729

-------------------
(1) The net investment income per share was calculated using the average shares outstanding method.
(2) For the periods prior to July 1, 2005, the Fund operated as a feeder fund in a master-feeder structure. The expense and net investment income ratios included expenses allocated from the master fund, WT Investment Trust
     I--Large Cap Value Series, and the portfolio turnover rate reflects investment activity of the Series. Effective July 1, 2005, the Fund no longer operates in a master-feeder structure.


    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- EQUITY FUNDS
--------------------------------
   FINANCIAL HIGHLIGHTS -- CONTINUED
================================================================================

                                                                                   FOR THE PERIOD
                                                               FOR THE YEARS     DECEMBER 20, 2005(1)
                                                               ENDED JUNE 30,          THROUGH
                                                             -------------------     JUNE 30, 30,
LARGE-CAP VALUE FUND -- A SHARES                              2008        2007         2006
                                                             -------      ------    -------------
NET ASSET VALUE -- BEGINNING OF PERIOD ...................    $13.01       $10.91       $10.59
                                                              ------       ------       ------
INVESTMENT OPERATIONS:
   Net investment income(2) ..............................      0.09         0.12         0.04
   Net realized and unrealized gain (loss)
      on investments .....................................     (1.13)        2.10         0.31
                                                              ------       ------       ------
      Total from investment operations ...................     (1.04)        2.22         0.35
                                                              ------       ------       ------
DISTRIBUTIONS:
   From investment income ................................     (0.09)       (0.12)       (0.03)
   From net realized gains ...............................     (1.36)          --           --
                                                              ------       ------       ------
      Total distributions ................................     (1.45)       (0.12)       (0.03)
                                                              ------       ------       ------
NET ASSET VALUE -- END OF PERIOD .........................    $10.52       $13.01       $10.91
                                                              ======       ======       ======
TOTAL RETURN (3) .........................................     (8.71)%      20.42%        3.36%**

RATIOS (TO AVERAGE NET ASSETS)/SUPPLEMENTAL DATA:
   Expenses:
      Including expense limitations ......................      1.44%       1.35%         1.34%*
      Excluding expense limitations ......................      1.46%       1.36%         1.38%*
   Net investment income .................................      0.76%       1.01%         0.77%*
Portfolio turnover rate ..................................        62%         83%          129% (4)
Net assets at the end of period (000 omitted) ............    $   11       $  36        $   10

-------------------
*    Annualized
**   Not annualized
(1)  Commencement of operations.
(2) The net investment income per share was calculated using the average shares outstanding method.
(3) Total return does not reflect the impact of the maximum front-end sales load of 3.50%. If reflected, the return would be lower. (4) Represents the portfolio turnover rate for the Fund for the year ended June 30, 2006.


    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- EQUITY FUNDS
--------------------------------
   FINANCIAL HIGHLIGHTS -- CONTINUED
================================================================================

                                                                           FOR THE YEARS ENDED JUNE 30,
SMALL-CAP CORE FUND                                          -----------------------------------------------------------
  -- INSTITUTIONAL SHARES                                     2008         2007          2006        2005         2004
                                                             -------      -------      -------      -------      -------
NET ASSET VALUE -- BEGINNING OF YEAR .....................   $ 11.32     $  11.29      $ 10.63     $ 10.75      $  8.59
                                                             -------      -------      -------     --------     -------
INVESTMENT OPERATIONS:
   Net investment loss(1) ................................     (0.08)       (0.09)       (0.07)      (0.07)       (0.07)
   Net realized and unrealized gain (loss)
      on investments .....................................     (1.29)        1.81         1.48        0.67         2.23
                                                             -------      -------      -------     --------     -------
      Total from investment operations ...................     (1.37)        1.72         1.41        0.60         2.16
                                                             -------      -------      -------     --------     -------
DISTRIBUTIONS:
   From net realized gains ...............................     (2.51)       (1.69)       (0.75)      (0.72)          --
                                                             -------      -------      -------     --------     -------
      Total distributions ................................     (2.51)       (1.69)       (0.75)      (0.72)          --
                                                             -------      -------      -------     --------     -------
NET ASSET VALUE -- END OF YEAR ...........................   $  7.44      $ 11.32      $ 11.29     $ 10.63      $ 10.75
                                                             =======      =======      =======     =======      =======
TOTAL RETURN .............................................    (13.02)%      16.40%       13.65%       5.65%       25.15%

RATIOS (TO AVERAGE NET ASSETS)/SUPPLEMENTAL DATA:(2)
   Expenses:
      Including expense limitations ......................      1.73%        1.53%        1.34%       1.27%        1.19%
      Excluding expense limitations ......................      1.82%        1.54%        1.36%       1.29%        1.21%
   Net investment loss ...................................     (0.91)%      (0.82)%      (0.70)%     (0.69)%      (0.74)%
Portfolio turnover rate ..................................       118%         137%         142%         15%         142%
Net assets at the end of year (000 omitted) ..............   $17,949      $33,275      $48,750     $53,510      $73,324

-------------------
(1) The net investment loss per share was calculated using the average shares outstanding method.
(2) For the period presented through November 30, 2003, the Fund operated as a feeder fund in a master-feeder structure. The expense and net investment loss ratios include expenses allocated from the master fund, WT Investment Trust I--Small Cap Core Series (the "Series") and the portfolio turnover rate reflected investment activity of the Series. For the period December 1, 2003 through June 30, 2005, the Fund operated in a "fund of funds" structure. The expense and net investment loss ratios during this period include expenses allocated from the underlying funds, WT Investment Trust I--Small Cap Growth Series and WT Investment Trust I--Small Cap Value Series, and the portfolio turnover rate reflects the Fund's investment activity. Effective July 1, 2005, the Portfolio no longer operates in a "fund of funds" structure.


    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- EQUITY FUNDS
--------------------------------
   FINANCIAL HIGHLIGHTS -- CONTINUED
================================================================================

                                                                                   FOR THE PERIOD
                                                               FOR THE YEARS     DECEMBER 20, 2005(1)
                                                               ENDED JUNE 30,          THROUGH
                                                             -------------------     JUNE 30, 30,
SMALL-CAP CORE FUND -- A SHARES                                2008        2007         2006
                                                             -------      ------    -------------
NET ASSET VALUE -- BEGINNING OF PERIOD ...................    $11.27       $11.27       $10.67
                                                              ------       ------       ------
INVESTMENT OPERATIONS:
   Net investment loss(2) ................................     (0.10)       (0.12)       (0.06)
   Net realized and unrealized gain (loss)
      on investments .....................................     (1.28)        1.81         0.66
                                                              ------       ------       ------
      Total from investment operations ...................     (1.38)        1.69         0.60
                                                              ------       ------       ------
DISTRIBUTIONS:
   From net realized gains ...............................     (2.51)       (1.69)          --
                                                              ------       ------       ------
      Total distributions ................................     (2.51)       (1.69)          --
                                                              ------       ------       ------
NET ASSET VALUE -- END OF PERIOD .........................    $ 7.38       $11.27       $11.27
                                                              ======       ======       ======
TOTAL RETURN (3) .........................................    (13.17)%      16.15%        5.62%**

RATIOS (TO AVERAGE NET ASSETS)/SUPPLEMENTAL DATA:
   Expenses:
      Including expense limitations ......................      1.98%        1.78%        1.64%*
      Excluding expense limitations ......................      2.07%        1.79%        1.67%*
   Net investment loss ...................................     (1.15)%      (1.09)%      (0.96)%*
Portfolio turnover rate ..................................       118%         137%         142% (4)
Net assets at the end of period (000 omitted) ............    $   10       $   12       $   11

-------------------
*    Annualized
**   Not annualized
(1)  Commencement of operations.
(2) The net investment loss per share was calculated using the average shares outstanding method.
(3) Total return does not reflect the impact of the maximum front-end sales load of 3.50%. If reflected, the return would be lower. (4)Represents the portfolio turnover rate for the Fund for the year ended June 30, 2006.


    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- EQUITY FUNDS
--------------------------------
   NOTES TO FINANCIAL STATEMENTS
================================================================================

1. DESCRIPTION OF THE FUND. WT Mutual Fund (the "Trust") is registered under the Investment Company Act of 1940, as amended, (the "1940 Act") as an open-end management investment company and was organized as a Delaware business trust on June 1, 1994. The Amended and Restated Agreement and Declaration of Trust permits the Board of Trustees (the "Trustees") to establish series of shares, each of which constitutes a series separate and distinct from the shares of other series. As of June 30, 2008, the Trust offered 19 series, three of which are included in these financial statements. The three series included are: Wilmington Large-Cap Growth Fund ("Large-Cap Growth Fund"), Wilmington Large-Cap Value Fund ("Large-Cap Value Fund"), and Wilmington Small-Cap Core Fund ("Small-Cap Core Fund") (each, a "Fund" and collectively, the "Funds").

     Each Fund offers two classes of shares: Institutional Shares and A Shares (formerly Investor Shares). All classes of shares have identical voting, dividend and liquidation rights. Institutional Shares are offered to retirement plans and other institutional investors. A Shares are available to all investors and are subject to a Rule 12b-1 distribution fee and a maximum front-end sales charge of 3.50%.

2. SIGNIFICANT ACCOUNTING POLICIES. The following is a summary of the significant accounting policies of the Funds:

     SECURITY VALUATION. Securities held by the Funds which are listed on a securities exchange and for which market quotations are available are valued at the last quoted sale price of the day, or, if there is no such reported sale, securities are valued at the mean between the most recent quoted bid and ask prices. Securities traded on The Nasdaq Stock Market, Inc. ("NASDAQ") are valued in accordance with the NASDAQ Official Closing Price, which may not be the last sale price. Price information for listed securities is taken from the exchange where the security is primarily traded. Unlisted securities for which market quotations are readily available are valued at the most recent bid prices. Securities with a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value, unless the Trustees determine that this does not represent fair value. Securities that do not have a readily available current market value are valued in good faith by using procedures adopted by the Trustees. When a Fund uses fair value pricing to determine NAV, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Trustees believe accurately reflects fair value. The Funds' policy is intended to result in a calculation of a Fund's NAV that fairly reflects security values as of the time of pricing. However, fair values determined pursuant to a Fund's procedures may not accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing.

     In September 2006, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (FAS 157). FAS 157 establishes a framework for measuring fair value in generally accepted accounting principles, clarifies the definition of fair value within that framework, and expands disclosures about the use of fair value measurements. FAS 157 is intended to increase consistency and comparability among fair value estimates used in financial reporting. FAS 157 is effective for fiscal years beginning after November 15, 2007. Management does not expect the adoption of FAS 157 to have an impact on the amounts reported in the financial statements.

WILMINGTON FUNDS -- EQUITY FUNDS
--------------------------------
   NOTES TO FINANCIAL STATEMENTS -- CONTINUED
================================================================================

     FEDERAL INCOME TAXES. Each Fund is treated as a separate entity for Federal income tax purposes and intends to continue to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its income to its shareholders. Therefore, no Federal income tax provision has been made.

     Effective December 31, 2007, the Funds adopted FASB Interpretation No. 48, "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Trust's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. The adoption of FIN 48 did not result in the recording of any tax benefit or expenses.

     SECURITY TRANSACTIONS AND INVESTMENT INCOME. Investment security transactions are accounted for on a trade date basis. Each Fund uses the specific identification method for determining realized gains and losses on investments for both financial and Federal income tax reporting purposes. Interest income is recorded on the accrual basis and includes the amortization of premium and accretion of discount. Dividend income is recorded on the ex-dividend date. The Funds record expenses as incurred. Common expenses of the Trust are allocated on a pro-rata basis among the series based on relative net assets.

     CLASS ACCOUNTING. In calculating net asset value per share for each class, investment income, realized and unrealized gains and losses and expenses, other than class specific expenses, are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Expenses relating to a specific class are charged directly to that class.

     DISTRIBUTIONS TO SHAREHOLDERS. Distributions from net investment income, if any, are declared and paid to shareholders quarterly. Distributions from net realized gains, if any, are declared and paid to shareholders annually.

     USE OF ESTIMATES IN THE PREPARATION OF FINANCIAL STATEMENTS. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

     3. ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES. Rodney Square Management Corporation ("RSMC"), a wholly owned subsidiary of Wilmington Trust Corporation, serves as an investment adviser to each of the Funds, except as noted below for the Small-Cap Core Fund. Wilmington Trust Investment Management, LLC ("WTIM"), also a wholly owned subsidiary of Wilmington Trust Corporation and under common control with RSMC, provides certain investment services, information, advice, assistance and facilities and performs research, statistical and investment services pursuant to a sub-advisory agreement among the Trust, RSMC and WTIM. WTIM receives a sub-advisory fee from RSMC as agreed to from time to time with RSMC. Roxbury Capital Management, LLC ("Roxbury") and Cramer Rosenthal McGlynn, LLC ("CRM") managed a portion of the assets of the Small-Cap Core Fund until April 1, 2008. Effective April 2, 2008, RSMCbecame the sole manager of the assets of the Small-Cap Core Fund. Wilmington Trust Corporation owns a controlling interest in Roxbury and CRM and as such are affiliated.

WILMINGTON FUNDS -- EQUITY FUNDS
--------------------------------
   NOTES TO FINANCIAL STATEMENTS -- CONTINUED
================================================================================

   For the year ended June 30, 2008, RSMC's fees were as follows:

                                  GROSS         FEES
                                  FEES          WAIVED     % OF AVERAGE DAILY NET ASSETS
                               ----------     -----------  -----------------------------
   Large-Cap Growth Fund        $250,817       $   --      0.60% up to $1 billion; 0.55% of
                                                           next $1 billion; and
                                                           0.50% in excess of $2 billion

   Large-Cap Value Fund          199,538           --      0.60% up to $1 billion; 0.55% of
                                                           next $1 billion; and 0.50% in excess
                                                           of $2 billion

   Small-Cap Core Fund            84,427       (6,892)     0.75% on those assets directly
                                                           managed by RSMC(1)

(1) Effective April 2, 2008, RSMC agreed to waive a portion of its advisory fee at the rate of 0.15% of the daily average net assets of the Small-Cap Core Fund. The advisory fee waiver can be terminated at any time by RSMC pending Board of Trustee approval.


     For the period from July 1, 2007 through April 1, 2008, Roxbury's and CRM's fees for the Small-Cap Core Fund were as follows:

   Roxbury                       $62,591        $  --      1.00% up to $1 billion;
                                                           0.95% of next $1 billion; and
                                                           0.90% in excess of $2 billion of
                                                           assets managed by Roxbury

   CRM                            46,086           --      0.75% up to $1 billion; 0.70% of
                                                           next $1 billion; and 0.65% in
                                                           excess of $2 billion of assets
                                                           managed by CRM

   The Funds' Chief Compliance Officer is employed and compensated by RSMC. RSMC provides compliance services to the Funds pursuant to a Compliance Services Agreement. For these services, the Trust pays RSMC an annual fee equal to three-fourths of the Chief Compliance Officer's total compensation. The fees for these services for the year ended June 30, 2008 are shown separately on the Statements of Operations.

   RSMC provides administrative services to the Funds pursuant to an Administration Agreement. For these services, the Trust pays RSMC a fee at the annual rate of 0.0185% of the Trust's first $2 billion of total aggregate daily net assets; 0.0175% of the Trust's next $2 billion of total aggregate daily net assets; 0.0125% of the Trust's next $2 billion of total aggregate daily net assets; and 0.0080% of the Trust's total aggregate daily net assets in excess of $6 billion. The fees paid to RSMC for these services for the year ended June 30, 2008 are shown separately on the Statements of Operations.

WILMINGTON FUNDS -- EQUITY FUNDS
--------------------------------
   NOTES TO FINANCIAL STATEMENTS -- CONTINUED
================================================================================


     PNC Global Investment Servicing (U.S.), Inc. (formerly PFPC Inc.) provides sub-administration, accounting and transfer agent services pursuant to an agreement with RSMC and the Trust for which it receives fees directly from the Funds.

     COMPENSATION OF TRUSTEES AND OFFICERS. Except for the Funds' Chief Compliance Officer, Trustees and Officers of the Funds who are employees or officers of RSMC or WTIM do not receive any compensation from the Funds. Trustees of the Funds who are not employees or officers of RSMC or WTIM receive compensation and reimbursement of expenses from the Funds. Under a Deferred Compensation Plan (the "Plan") adopted August 15, 2002, a disinterested Trustee may elect to defer receipt of all, or a portion, of their annual compensation. Deferred amounts are invested in shares of a series of the Trust and remain so until distributed in accordance with the Plan. Trustees' fees reflected in the accompanying financial statements include total compensation earned, whether elected to be paid in cash or deferred under the Plan.

     DISTRIBUTION FEES. The A Shares of each Fund have adopted a distribution plan under Rule 12b-1 under the 1940 Act that allows each Fund to pay a fee for the sale and distribution of A Shares, and for services provided to A Shares shareholders. The 12b-1 Plan provides for a maximum distribution fee at an annual rate of 0.25% of each Fund's average daily net assets of the A Shares.

     Wilmington Trust Company ("WTC"), an affiliate of RSMC, serves as custodian to the Funds and PFPC Trust Company serves as sub-custodian to the Funds. The Funds pay WTC for its services as custodian and WTC pays PFPC Trust Company for its services as sub-custodian. The fees for these services for the year ended June 30, 2008 are shown separately on the Statements of Operations.

     Certain Funds effect trades for security purchase and sale transactions through brokers that are affiliates of the adviser or sub-advisers. Commissions paid on those trades for the year ended June 30, 2008 were as follows:

     Large-Cap Growth Fund ................................       $72,032
     Large-Cap Value Fund .................................        45,850
     Small-Cap Core Fund ..................................         8,731

4.   INVESTMENT  SECURITIES  TRANSACTIONS.  During the year ended June 30, 2008,
     purchases  and  sales  of  investment   securities   (excluding  short-term
     investments) were as follows:

                     LARGE-CAP          LARGE-CAP             SMALL-CAP
                    GROWTH FUND         VALUE FUND            CORE FUND
                 -----------------   ----------------     -----------------
   Purchases ...   $44,221,311         $20,715,332          $29,829,913
   Sales .......    45,546,505          27,656,959           40,477,280

5. SECURITIES LENDING AGREEMENT. The Large-Cap Growth, Large-Cap Value and Small-Cap Core Funds may lend their securities pursuant to a securities lending agreement ("Lending Agreement") with PFPC Trust Company. Security loans made pursuant to the Lending Agreement are required at all times to be secured by cash collateral at least equal to 102% of the market value of the securities loaned. Cash collateral received, pursuant to investment guidelines established by the Fund and approved by the Board of Trustees, is invested in short-term fixed income securities rated in the highest rating category by nationally recognized statistical rating organizations (or of comparable quality if unrated) with a maturity date of 397 days or less, including corporate obligations and money market mutual funds. All such investments are made at the risk of the Fund and, as such, the Fund is liable for investment losses. PFPC Trust Company and the borrower retain a portion of the earnings from the collateral investments, with the remainder being retained by the Fund. The Fund records securities lending income net of such allocations.

WILMINGTON FUNDS -- EQUITY FUNDS
--------------------------------
   NOTES TO FINANCIAL STATEMENTS -- CONTINUED
================================================================================

     In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, PFPC Trust Company has agreed to pay the amount of the shortfall to the Fund, or at its discretion, replace the loaned securities. In the event of default or bankruptcy by PFPC Trust Company, realization and/or retention of the collateral may be subject to legal proceedings.

6. CAPITAL SHARE TRANSACTIONS. Transactions in shares of capital stock for the years ended June 30, 2008 and 2007, respectively, for the Institutional Shares and A Shares were as follows:

                                 FOR THE YEAR ENDED           FOR THE YEAR ENDED
                                    JUNE 30, 2008                JUNE 30, 2007
                           -------------------------------------------------------------
                             INSTITUTIONAL                INSTITUTIONAL
                                SHARES        A SHARES        SHARES          A SHARES
                           ---------------   ---------    --------------    ------------
   LARGE-CAP GROWTH FUND
   ---------------------
   Sold ....................    663,716            --            477,469            --
   Issued on Reinvestment
     of distributions ......      1,513            --              2,822            --
   Redeemed ................   (830,817)           --         (1,902,488)           --
                             ----------        ------       ------------        ------
   Net decrease ............   (165,588)           --         (1,422,197)           --
                             ==========        ======       ============        ======
   LARGE-CAP VALUE FUND
   --------------------
   Sold ....................     91,212            --            335,439         1,784
   Issued on Reinvestment
     of distributions ......    333,992           353             28,627            27
   Redeemed ................   (728,171)       (2,031)        (1,247,155)           --
                             ----------        ------       ------------        ------
   Net increase (decrease) .   (302,967)       (1,678)          (883,089)        1,811
                             ==========        ======       ============        ======
   SMALL-CAP CORE FUND
   -------------------
   Sold ....................    102,049            --            125,367            --
   Issued on Reinvestment
     of distributions ......    689,363           354            464,700           152
   Redeemed ................ (1,319,419)           --         (1,968,864)           --
                             ----------        ------       ------------        ------
   Net increase (decrease) .   (528,007)          354         (1,378,797)          152
                             ==========        ======       ============        ======

7. FEDERAL TAX INFORMATION. Distributions to shareholders from net investment income and realized gains are determined in accordance with Federal income tax regulations, which may differ from net investment income and realized gains recognized for financial reporting purposes. Additionally, net short-term realized gains are treated as "ordinary income" for tax purposes. Accordingly, the character of distributions and composition of net assets for Federal tax purposes may differ from those reflected in the accompanying financial statements. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on the tax treatment; temporary differences due to timing of recognition of income or gain do not require such reclassification.

WILMINGTON FUNDS -- EQUITY FUNDS
--------------------------------
   NOTES TO FINANCIAL STATEMENTS -- CONTINUED
================================================================================

     At June 30, 2008, the following reclassifications were made within the capital accounts to reflect permanent differences relating to net operating losses, over distribution of ordinary income, and non-deductible excise tax:

                              LARGE-CAP             SMALL-CAP
                             GROWTH FUND            CORE FUND
                        -----------------        ---------------
   Paid-in capital            $(64,735)              $(213,016)
   Undistributed net
     investment income
     (accumulated loss)         64,735                 214,979
   Accumulated net
     realized gain (loss)
     on investments                 --                  (1,963)

   The tax character of distributions paid during years ended June 30, 2008 and 2007 was as follows:

                                       LARGE-CAP     LARGE-CAP     SMALL-CAP
                                        GROWTH         VALUE         CORE
                                         FUND          FUND          FUND
                                        -------     ----------     ----------
   YEAR ENDED JUNE 30, 2008
   Ordinary income ..................   $36,024     $  316,735     $1,261,973
   Long-term capital gains ..........        --      3,635,259      4,697,263
                                        -------     ----------     ----------
   Total distributions ..............   $36,024     $3,951,994     $5,959,236
                                        =======     ==========     ==========
   YEAR ENDED JUNE 30, 2007
   Ordinary income ..................   $49,613     $  501,320     $1,913,850
   Long-term capital gains ..........        --             --      3,798,281
                                        -------     ----------     ----------
   Total distributions ..............   $49,613     $  501,320     $5,712,131
                                        =======     ==========     ==========

     As of June 30, 2008, the components of accumulated earnings (deficit)on a tax basis were as follows:

                                       LARGE-CAP     LARGE-CAP     SMALL-CAP
                                        GROWTH         VALUE         CORE
                                         FUND          FUND          FUND
                                        -------     ----------     ----------
   Undistributed ordinary income . $         --     $  337,718     $       --
   Undistributed long-term
      capital gains ..............           --        454,785        515,660
   Capital loss Carryforwards ....  (85,945,023)            --             --
   Post-October capital losses ...     (413,873)            --       (778,219)
   Other temporary differences ...      (10,903)       (10,903)       (10,903)
   Net unrealized appreciation
      of investments .............    1,201,733      2,977,040      1,665,944
                                   ------------     ----------     ----------
   Total accumulated earnings
      (deficit) .................. $(85,168,066)    $3,758,640     $1,392,482
                                   ============     ==========     ==========

     Post-October capital losses represent net capital losses realized from November 1, 2007 through June 30, 2008, that in accordance with Federal income tax regulations, the Large-Cap Growth Fund and Small-Cap Core Fund have elected to defer and treat as having been recognized in the following fiscal year.

WILMINGTON FUNDS -- EQUITY FUNDS
--------------------------------
   NOTES TO FINANCIAL STATEMENTS -- CONTINUED
================================================================================

     The differences between book basis and tax basis components of accumulated earnings (deficit) are attributable to tax deferral of losses on wash sales and deferred Trustees' compensation.

     For Federal income tax purposes, capital loss carryforwards are available to offset future capital gains. As of June 30, 2008, the Large-Cap Growth Fund had capital loss carryforwards that will expire as follows:

     6/30/2010 .......................................     $49,147,701
     6/30/2011 .......................................      28,793,300
     6/30/2012 .......................................       8,004,022

     During the fiscal year ended June 30, 2008, the Large-Cap Growth Fund utilized $111,970 of capital loss carryforwards.

8. CONTRACTUAL OBLIGATIONS. The Funds enter into contracts in the normal course of business that contain a variety of indemnifications. The Funds' maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these contracts. Management has reviewed the Funds' existing contracts and expects the risk of loss to be remote.

WILMINGTON FUNDS -- EQUITY FUNDS
--------------------------------
    REPORT OF ERNST & YOUNG LLP,
    INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
================================================================================

To the Shareholders and Trustees of WT Mutual Fund:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Wilmington Large-Cap Growth Fund, Wilmington Large-Cap Value Fund and Wilmington Small-Cap Core Fund (the "Funds") (three of the series constituting WT Mutual Fund) as of June 30, 2008, and the related statements of operations for the year then ended, statements of changes in net assets for each of the two years in the period then ended, and financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Funds' internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of June 30, 2008, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Wilmington Large-Cap Growth Fund, Wilmington Large-Cap Value Fund and Wilmington Small-Cap Core Fund series of WT Mutual Fund at June 30, 2008, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and their financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.



                                                  Ernst & Young LLP



Philadelphia, Pennsylvania
August 26, 2008

WILMINGTON FUNDS -- EQUITY FUNDS
--------------------------------
   TAX INFORMATION  (UNAUDITED)
================================================================================

     For the fiscal year ended June 30, 2008, certain dividends may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. For individual shareholders, a percentage of their ordinary income distributions (dividends from net investment income plus short-term capital gain distributions, if any) for the Funds may qualify for a maximum tax rate of 15%. Complete information is computed and reported in conjunction with your Form 1099-DIV.

     The percentage of ordinary income distributions that qualify is as follows:

     Large-Cap Growth Fund ..................................         100.00%
     Large-Cap Value Fund ...................................          96.74%
     Small-Cap Core Fund ....................................          13.94%

     For the fiscal year ended June 30, 2008,  certain dividends qualify for the
     dividends-received  deduction  ("DRD")  for  corporate  shareholders.   The
     percentage of ordinary income distributions that qualify is as follows.

     Large-Cap Growth Fund ..................................         100.00%
     Large-Cap Value Fund ...................................          96.80%
     Small-Cap Core Fund ....................................          14.03%

     Pursuant to Section 852 of the Internal Revenue Code of 1986, as amended, the Funds paid capital gain distributions (from net long-term capital gains) during the fiscal year ended June 30, 2008 as follows:

                                              CAPITAL GAIN      CAPITAL GAIN
                                                PER SHARE       DISTRIBUTION
                                             --------------   ----------------
   Large-Cap Value Fund ...................      $1.36           $3,635,259
   Small-Cap Core Fund ....................       1.98            4,697,263

   In January 2009, shareholders will receive Federal income tax information on all distributions paid to their accounts in the calendar year 2008, including any distributions paid between July 1, 2008 and December 31, 2008.

WILMINGTON FUNDS -- EQUITY FUNDS
--------------------------------
   TRUSTEES AND OFFICERS
================================================================================

WT Mutual Fund (the "Trust") is governed by a Board of Trustees (the "Trustees"). The primary responsibility of the Trustees is to represent the interest of the Trust's shareholders and to provide oversight management of the Trust.

The following table presents certain information regarding the Trustees and Officers of the Trust. Each person listed under "Interested Trustee" below is an "interested person" of the Trust's investment advisers, within the meaning of the Investment Company Act of 1940, as amended (the "1940 Act"). Each person who is not an "interested person" of the Trust's investment advisers or the Trust within the meaning of the 1940 Act is referred to as an "Independent Trustee" and is listed under such heading below.

Unless specified otherwise, the address of each Trustee and Officer as it relates to the Trust is 1100 N. Market Street, Wilmington, DE 19890.

The Statement of Additional Information for the Funds contains additional information about the Trustees and is available, without charge, upon request, by calling (800) 336-9970 or by visiting the Funds' website at www.wilmingtonfunds.com.


INTERESTED TRUSTEES

          NAME AND                     POSITION(S) HELD
       DATE OF BIRTH,                    WITH TRUST,                    PRINCIPAL OCCUPATION(S)
     NUMBER OF FUNDS IN               TERM OF OFFICE AND                DURING PAST FIVE YEARS,
        FUND COMPLEX                    LENGTH OF TIME                    OTHER DIRECTORSHIPS
   OVERSEEN BY TRUSTEE(1)                   SERVED                          HELD BY TRUSTEE
----------------------------------------------------------------------------------------------------
TED T. CECALA(2)                   Trustee                            Director, Chairman of the
Date of Birth: 1/49                                                   Board, and Chief Executive
                                   Shall serve at the pleasure of     Officer of Wilmington Trust
19 Funds                           the Board and until successor      Corporation and Wilmington
                                   is elected and qualified.          Trust Company since 1996;
                                   Trustee since August 2007.         Member of the Board of
                                                                      Managers of Cramer Rosenthal
                                                                      McGlynn, LLC and Roxbury
                                                                      Capital Management, LLC.
                                                                      (registered investment
                                                                      advisers).

                                                                      Wilmington Trust Corporation;
                                                                      Wilmington TrustCompany.

----------------------------------------------------------------------------------------------------
ROBERT J. CHRISTIAN(3)             Trustee                            Retired since February 2006;
Date of Birth: 2/49                                                   Executive Vice President of
                                   Shall serve until death,           Wilmington Trust Company from
19 Funds                           resignation or removal.            February 1996 to February
                                   Trustee since October 1998,        2006; President of Rodney
                                   President and Chairman of the      Square Management Corporation
                                   Board from October 1998 to         ("RSMC") from 1996 to 2005;
                                   January 2006.                      Vice President of RSMC 2005 to
                                                                      2006.

                                                                      FundVantage Trust (8
                                                                      portfolios); Optimum Fund
                                                                      Trust (6 portfolios)
                                                                      (registered investment
                                                                      companies).


(1) The "Fund Complex" currently consists of the Trust (19 funds) and CRM Mutual Fund Trust (6 funds).
(2) Mr. Cecala is an "Interested Trustee" by reason of his position with Wilmington Trust Corporation and Wilmington Trust Company, each an affiliate of RSMC, an investment adviser to the Trust.
(3) Mr. Christian is an "Interested Trustee" by reason of his previous employment with RSMC, the investment adviser to the Trust.

WILMINGTON FUNDS -- EQUITY FUNDS
--------------------------------
   TRUSTEES AND OFFICERS -- CONTINUED
================================================================================

INDEPENDENT TRUSTEES

          NAME AND                     POSITION(S) HELD
       DATE OF BIRTH,                    WITH TRUST,                    PRINCIPAL OCCUPATION(S)
     NUMBER OF FUNDS IN               TERM OF OFFICE AND                DURING PAST FIVE YEARS,
        FUND COMPLEX                    LENGTH OF TIME                    OTHER DIRECTORSHIPS
   OVERSEEN BY TRUSTEE(1)                   SERVED                          HELD BY TRUSTEE
----------------------------------------------------------------------------------------------------
ROBERT ARNOLD                      Trustee                            Founder and co-manager, R. H.
Date of Birth: 3/44                                                   Arnold & Co., Inc. (financial
                                   Shall serve until death,           consulting) since 1989.
19 Funds                           resignation or removal.
                                   Trustee since May 1997.            First Potomac Realty Trust
                                                                      (real estate investment
                                                                      trust).
----------------------------------------------------------------------------------------------------
DR. ERIC BRUCKER                   Trustee                            Professor of Economics,
Date of Birth: 12/41                                                  Widener University since July
                                   Shall serve until death,           2004; formerly, Dean, School
19 Funds                           resignation or removal.            of Business Administration of
                                   Trustee since October 1999.        Widener University from 2001
                                                                      to 2004; Dean, College of
                                                                      Business, Public Policy and
                                                                      Health at the University of
                                                                      Maine from September 1998 to
                                                                      June 2001.

                                                                      None
----------------------------------------------------------------------------------------------------
NICHOLAS GIORDANO                  Trustee and Chairman of the        Consultant, financial services
Date of Birth: 3/43                Board                              organizations from 1997 to
                                                                      present; Interim President,
19 Funds                           Shall serve until death,           LaSalle University from 1998
                                   resignation or removal.            to 1999.
                                   Trustee since October 1998.

                                                                      Kalmar Pooled Investment
                                                                      Trust; The RBB Fund, Inc. (21
                                                                      portfolios) (registered
                                                                      investment companies);
                                                                      Independence Blue Cross;
                                                                      IntriCon Corporation
                                                                      (industrial furnaces and
                                                                      ovens); Commerce Bancorp, Inc.
----------------------------------------------------------------------------------------------------
LOUIS KLEIN, JR.                   Trustee                            Self-employed financial
Date of Birth: 5/35                                                   consultant since 1991.
                                   Shall serve until death,
25 Funds                           resignation or removal.            CRM Mutual Fund Trust (6
                                   Trustee since October 1999.        portfolios) (registered
                                                                      investment companies); WHX
                                                                      Corporation (industrial
                                                                      manufacturer).

WILMINGTON FUNDS -- EQUITY FUNDS
--------------------------------
   TRUSTEES AND OFFICERS -- CONTINUED
================================================================================


INDEPENDENT TRUSTEES (CONTINUED)


          NAME AND                     POSITION(S) HELD
       DATE OF BIRTH,                    WITH TRUST,                    PRINCIPAL OCCUPATION(S)
     NUMBER OF FUNDS IN               TERM OF OFFICE AND                DURING PAST FIVE YEARS,
        FUND COMPLEX                    LENGTH OF TIME                    OTHER DIRECTORSHIPS
   OVERSEEN BY TRUSTEE(1)                   SERVED                          HELD BY TRUSTEE
----------------------------------------------------------------------------------------------------
THOMAS LEONARD*                    Trustee                            Retired since 2008;
Date of Birth: 2/49                                                   Former Partner with
                                   Shall serve until death,           PricewaterhouseCoopers
19 Funds                           resignation or removal.            (public accounting) from
                                   Trustee since July 2008.           May 1970 to June 2008.

                                                                      None
----------------------------------------------------------------------------------------------------
JOHN J. QUINDLEN*                  Trustee                            Retired since 1993; Former
Date of Birth: 5/32                                                   Chief Financial Officer of
                                   Shall serve until death,           E.I. du Pont de Nemours and
19 Funds                           resignation or removal.            Co.
                                   Trustee since October 1999.
                                                                      None
----------------------------------------------------------------------------------------------------
MARK A. SARGENT                    Trustee                            Dean and Professor of Law,
Date of Birth: 4/51                                                   Villanova University School of
                                   Shall serve until death,           Law since July 1997.
19 Funds                           resignation or removal.
                                   Trustee since November 2001.       The RBB Fund, Inc. (21
                                                                      portfolios) (registered
                                                                      investment company); NYSE
                                                                      Regulation, Inc.; Financial
                                                                      Industry Regulatory Authority
                                                                      (FINRA).


* Effective July 1, 2008, John J. Quindlen resigned from the Board of Trustees and Thomas Leonard was appointed to the Board of Trustees.

WILMINGTON FUNDS -- EQUITY FUNDS
--------------------------------
   TRUSTEES AND OFFICERS -- CONTINUED
================================================================================

EXECUTIVE OFFICERS

                                        POSITION(S) HELD
                                          WITH TRUST,                   PRINCIPAL OCCUPATION(S)
                                       TERM OF OFFICE AND               DURING PAST FIVE YEARS,
 NAME, ADDRESS AND                       LENGTH OF TIME                   OTHER DIRECTORSHIPS
   DATE OF BIRTH                             SERVED                              HELD
--------------------------------------------------------------------------------------------------------
NEIL WOLFSON                       President and Chief Executive      President, Wilmington Trust
1100 North Market Street           Officer                            Investment Management, LLC
Wilmington, DE 19890                                                  ("WTIM") since 2006; Chief
Date of Birth: 6/64                Shall serve at the pleasure of     Investment Officer, WTIM from
                                   the Board and until successor      2004 to 2006; Partner with
                                   is elected and qualified.          KPMG (public accounting) from
                                   Officer since January  2006.       1996 to 2004.

                                                                      N/A
--------------------------------------------------------------------------------------------------------
CLAYTON M. ALBRIGHT                Vice President                     Managing Director Fixed Income
1100 North Market Street                                              Management, Wilmington Trust
Wilmington, DE 19890               Shall serve at the pleasure of     since 2007; Director Fixed
Date of Birth: 9/53                the Board and until successor      Income Research and Portfolio
                                   is elected and qualified.          Manager, Wilmington Trust from
                                   Officer since October 1998.        1996 to 2007; Vice President,
                                                                      Rodney Square Management
                                                                      Corporation ("RSMC") since
                                                                      2001; Vice President of WTIM
                                                                      since 2006; Vice President,
                                                                      Wilmington Trust Company since
                                                                      1997.

                                                                      N/A
--------------------------------------------------------------------------------------------------------
JOSEPH M. FAHEY, JR.               Vice President                     Investment Adviser, WTIM since
1100 North Market Street                                              2003; Vice President, RSMC
Wilmington, DE 19890               Shall serve at the pleasure of     since 1992.
Date of Birth: 1/57                the Board and until successor
                                   is elected and qualified.          N/A
                                   Officer since November 1999.
--------------------------------------------------------------------------------------------------------
JOHN J. KELLEY                     Vice President & Chief             Chief Operations Officer of
1100 North Market Street           Financial Officer                  WTIM since 2006; Chief
Wilmington, DE 19890                                                  Operations Officer of RSMC
Date of Birth: 9/59                Shall serve at the pleasure of     since 2005; Vice President of
                                   the Board and until successor      PNC Global Investment
                                   is elected and qualified.          Servicing (U.S.), Inc.
                                   Officer since September 2005.      (formerly PFPC Inc.) from
                                                                      January 2005 to July 2005;
                                                                      Vice President of
                                                                      Administration, 1838
                                                                      Investment Advisors, LP from
                                                                      1999 to 2005; Chief Compliance
                                                                      Officer, 1838 Investment
                                                                      Advisors, LP from 2004 to
                                                                      2005.

                                                                      N/A

WILMINGTON FUNDS -- EQUITY FUNDS
--------------------------------
   TRUSTEES AND OFFICERS -- CONTINUED
================================================================================


EXECUTIVE OFFICERS (CONTINUED)

                                        POSITION(S) HELD
                                          WITH TRUST,                   PRINCIPAL OCCUPATION(S)
                                       TERM OF OFFICE AND               DURING PAST FIVE YEARS,
 NAME, ADDRESS AND                       LENGTH OF TIME                   OTHER DIRECTORSHIPS
   DATE OF BIRTH                             SERVED                              HELD

--------------------------------------------------------------------------------------------------------
ANNA M. BENCROWSKY                 Chief Compliance Officer &         Chief Compliance Officer, WTIM
1100 North Market Street           Anti-Money Laundering Officer      since 2007; Vice President,
Wilmington, DE 19890                                                  WTIM since 2004; Vice
Date of Birth: 5/51                Shall serve at the pleasure of     President and Chief Compliance
                                   the Board and until successor      Officer, RSMC since 2004; Vice
                                   is elected and qualified;          President and Chief Compliance
                                   Officer since September  2004.     Officer, 1838 Investment
                                                                      Advisors, LP from 1999 to
                                                                      2004.

                                                                      N/A
--------------------------------------------------------------------------------------------------------
CHARLES CURTIS                     Vice President & Treasurer         Director Commingled Fund
1100 North Market Street                                              Operations of Wilmington Trust
Wilmington, DE 19890               Shall serve at the pleasure of     since February 2007; Vice
Date of Birth: 10/55               the Board and until successor      President of PNC Global
                                   is elected and qualified;          Investment Servicing (U.S.),
                                   Officer since February 2007.       Inc. (formerly PFPC Inc.) from
                                                                      2001 to 2007.

                                                                      N/A
--------------------------------------------------------------------------------------------------------
EDWARD W. DIFFIN, JR.              Vice President & Secretary         Director of Mutual Fund
1100 North Market Street                                              Regulatory Administration of
Wilmington, DE 19890               Shall serve at the pleasure of     WTIM since November 2006;
Date of Birth: 1/52                the Board and until successor      Coleman Counsel Per Diem from
                                   is elected and qualified;          November 2005 to November
                                   Officer since February 2007.       2006; Vice President and
                                                                      Senior Counsel of Merrill
                                                                      Lynch & Co., Inc. from 1994 to
                                                                      2005.

                                                                      N/A

WILMINGTON FUNDS -- EQUITY FUNDS
--------------------------------

================================================================================


VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Trust used to determine how to vote proxies relating to securities held in the Trust's portfolios is available without charge by calling the Fund at (800) 336-9970 or on the SEC's website at HTTP://WWW.SEC.GOV. Information regarding how the investment adviser voted proxies for the most recent twelve month period ended June 30, 2008 is available without charge by calling (800) 336-9970 or on the SEC's website listed above.

TRUSTEES

Nicholas A. Giordano
Chairman of the Board

Robert H. Arnold

Dr. Eric Brucker

Ted T. Cecala

Robert J. Christian

Louis Klein Jr.

Thomas Leonard

Mark A. Sargent

OFFICERS

Neil Wolfson
President & Chief Executive Officer

John J. Kelley
Vice President & Chief Financial Officer

Charles D. Curtis
Vice President & Treasurer

Edward W. Diffin Jr.
Vice President & Secretary

Clayton M. Albright
Vice President

Joseph M. Fahey Jr.
Vice President

Anna M. Bencrowsky
Chief Compliance Officer



CUSTODIAN
Wilmington Trust Company
1100 North Market Street, Wilmington, DE 19890

INVESTMENT ADVISER AND ADMINISTRATOR
Rodney Square Management Corporation
1100 North Market Street, Wilmington, DE 19890

SUB-ADMINISTRATOR, TRANSFER AGENT, AND ACCOUNTING AGENT
PNC Global Investment Servicing (U.S.),Inc.
301 Bellevue Parkway, Wilmington, DE 19809


THIS ANNUAL REPORT IS AUTHORIZED FOR DISTRIBUTION ONLY TO SHAREHOLDERS AND TO OTHERS WHO HAVE RECEIVED A CURRENT PROSPECTUS OF THE WILMINGTON EQUITY FUNDS - INSTITUTIONAL AND A SHARES.

                 |
     WILMINGTON  |
          FUNDS  |
                 |

                                                                 EQUITY_ANN_6/08

                                                             MULTI-MANAGER FUNDS

                                                   ANNUAL REPORT | JUNE 30, 2008

                                                                       LARGE-CAP

                                                                       SMALL-CAP

                                                                   INTERNATIONAL

                                                                      REAL ASSET

--------------------------------------------------------------------------------

                       WILMINGTON | (WILMINGTON FUNDS LOGO)
                            FUNDS |

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
---------------------------------------

--------------------------------------------------------------------------------
CONTENTS                                                                    page

President's Message .....................................................      3
Expense Disclosure ......................................................     20
Disclosure of Portfolio Holdings ........................................     22
Investments .............................................................     24
Financial Statements ....................................................    123
Financial Highlights ....................................................    131
Notes to Financial Statements ...........................................    139

                                                                            page

Report of Independent Registered Public Accounting Firm .................    151
Tax Information .........................................................    152
Notice to Shareholders ..................................................    153
Evaluation and Approval of New Sub-Advisory Agreements ..................    155
Trustees and Officers ...................................................    161

--------------------------------------------------------------------------------

DESCRIPTION OF INDICES

It is not possible to invest directly in an index. All indices represented are unmanaged.

All indices assume the reinvestment of dividends and interest income unless otherwise noted.

DEUTSCHE BANK LIQUID COMMODITY INDEX-OPTIMUM YIELD (TM) reflects the performance of a basket of futures contracts relating to six commodities and measures the value of this basket by tracking the closing prices of certain exchange traded contracts for the future delivery of each of these commodities, adjusted to reflect the relative weight of each commodity in the Index. The commodities included in the Index are: crude oil, heating oil, high grade primary aluminum, gold, corn and wheat.

DOW JONES-AIG COMMODITY INDEX TOTAL RETURN(SM) is designed to be a diversified benchmark for commodities as an asset class, and reflects the returns that are potentially available through an unleveraged investment in the futures contracts on physical commodities comprising the Index plus the rate of interest that could be earned on cash collateral invested in specified Treasury Bills. The Index is currently composed of futures contracts on 19 physical commodities.

FTSE NAREIT(R) EQUITY INDEX is market-value weighted, unmanaged index based upon the last closing price of the month for tax-qualified real estate investment trusts currently trading on the New York Stock Exchange, the NASDAQ National Market System and the American Stock Exchange.

LEHMAN U.S. TREASURY TIPS INDEX is an unmanaged index of USD-denominated, investment-grade, fixed-rate, publicly issued, U.S. Treasury inflation-protected securities that have at least 1 year remaining to maturity and have $250 million or more of outstanding face value.

MSCI EAFE(R) INDEX (Europe, Australasia, Far East) is a free float-adjusted market capitalization index that is designed to measure developed market equity performance, excluding the U.S. & Canada. As of June 2008, the MSCI EAFE Index consisted of the following 21 developed market country indices: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom.

MSCI EMERGING MARKETS INDEX(SM) is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global emerging markets. As of June 2008, the MSCI Emerging Markets Index consisted of the following 25 emerging market country indices: Argentina, Brazil, Chile, China, Colombia, Czech Republic, Egypt, Hungary, India, Indonesia, Israel, Jordan, Korea, Malaysia, Mexico, Morocco, Pakistan, Peru, Philippines, Poland, Russia, South Africa, Taiwan, Thailand, and Turkey.

RUSSELL 3000(R) INDEX measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
---------------------------------------
  DESCRIPTION OF INDICES -- CONTINUED
--------------------------------------------------------------------------------

RUSSELL 1000(R) INDEX measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index.

RUSSELL 1000(R) GROWTH INDEX measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.

RUSSELL 1000(R) VALUE INDEX measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values.

RUSSELL 2000(R) INDEX measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index.

RUSSELL 2000(R) GROWTH INDEX measures the performance of those Russell 2000 Index companies with higher price-to-book ratios and higher forecasted growth values.

RUSSELL 2000(R) VALUE INDEX measures the performance of those Russell 2000 Index companies with lower price-to-book ratios and lower forecasted growth values.

STANDARD & POOR'S 500 INDEX (S&P 500(R)) is a market capitalization-weighted index of 500 common stocks chosen for market size, liquidity, and industry group representation to represent U.S. equity performance.

STANDARD & POOR'S 100(R) INDEX (S&P 100) is a subset of the S&P 500 and is comprised of the 100 leading U.S. stocks with exchange-listed options. Constituents of the S&P 100 are selected for sector balance and represent about 58% of the market capitalization of the S&P 500 and almost 45% of the market capitalization of the U.S. equity markets.

THE S&P SMALLCAP 600(R) INDEX is a market-value weighted unmanaged index consisting of 600 stocks chosen by Standard and Poor's which comprise approximately 3% of the U.S. equities market. Measuring a segment of the market that is typically renowned for poor trading liquidity and financial instability, the companies meet specific inclusion criteria to ensure that they are investable and financially viable.

STANDARD & POOR'S/CITIGROUP WORLD PROPERTY INDEX, HEDGED, USD defines and measures the investable universe of publicly traded property companies.

S&P/CASE-SHILLER(R) U.S. NATIONAL HOME PRICE INDEX measures the residential housing market, tracking changes in the value of the residential real estate market in 20 metropolitan regions across the United States.

DEUTSCHE BANK LIQUID COMMODITY INDEX-OPTIMUM YIELD(TM) is a trademark of Deutsche Bank AG.

THE DOW  JONES-AIG  COMMODITY  INDEX(SM)  is a trademark of Dow Jones & Company,
Inc.

FTSE is a trade- and service mark of London Stock Exchange and The Financial Times Limited; NAREIT(R) is a registered trademark of NAREIT.

MSCI EAFE(R) INDEX and MSCI EMERGING MARKETS INDEX(SM) are registered trademarks of Morgan Stanley Capital International.

RUSSELL 1000(R) INDEX, RUSSELL 1000(R) GROWTH INDEX, RUSSELL 1000(R) VALUE INDEX, RUSSELL 2000(R) INDEX, RUSSELL 2000(R) GROWTH INDEX, RUSSELL 2000(R) VALUE INDEX, RUSSELL 3000(R) INDEX, RUSSELL 3000(R) GROWTH INDEX, and RUSSELL 3000(R) VALUE INDEX are trademarks of the Frank Russell Company.

S&P INDICES are a registered trademark of Standard & Poor's Corporation, Inc., a division of the McGraw-Hill Companies.

STANDARD & POOR'S/CASE-SHILLER(R) U.S. NATIONAL HOME PRICE INDEX is a registered trademark of Standard & Poor's Corporation, a division of the McGraw-Hill Companies, Inc.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
---------------------------------------
  PRESIDENT'S MESSAGE
--------------------------------------------------------------------------------

DEAR SHAREHOLDER:

     When the Funds' fiscal year closed on June 30, 2008, investors had endured 12 months of economic challenges. Financial market struggles were pervasive and painful during the period. At the time of this report, lingering concerns on many fronts have left investors trying to navigate a rocky economic landscape.

     Following is a summary of the twelve-month performance of the asset classes in which the Funds may invest--U.S. stocks, international stocks, bonds, real assets, and cash equivalents.

THE SUBPRIME STORM PUMMELED THE MARKETS

     The subprime mortgage tempest was identified in early 2007 and ultimately created a full-blown crisis in the credit markets by year-end. Since then, it has become clear that the storm was primarily caused by a mix of excessive consumer borrowing, overly lenient mortgage lending practices, and declining home equity values. The contagion spread when risky mortgages were repackaged into asset-backed securities and other structured investment vehicles. As the credit storm roiled into early 2008, it battered certain investment banks, forcing them to take multi-billion dollar write-downs.

     By spring 2008, economic news was gloomy. The Standard & Poor's /Case-Shiller(R) U.S. National Home Price Index, which tracks 20 urban areas, posted a record low of -15.3% for the 12 months ended April 30, 2008. Dramatically rising energy prices also hurt consumer confidence.

THE FED TOOK A RANGE OF ACTIONS TO HELP

     During most of the fiscal year, the Federal Reserve Open Market Committee (the "Fed") took measures to lower its benchmark rate. During the 12 months ended June 30, 2008, the Fed made seven rate cuts, two of which were as large as 0.75% each, to eventually reach 2% on April 30, 2008, a level not seen since December 2004. Policymakers also took unprecedented action in their controversial bailout of investment bank Bear Stearns, and then opened their discount window to others. During a scheduled late-June meeting, the Fed decided to keep its rate unchanged at 2%, a decision many believe revealed both a turning point and a new focus for policymakers -- their fear of igniting inflation. The Fed's concerns also extended to rapidly rising commodity prices and declines in the value of the U.S. dollar abroad. At the end of the period, policymakers looked to shore up financial firms and the credit market by making it easier for private equity companies to invest in banks.

THE STOCK MARKET WAS VOLATILE AND DISAPPOINTING

     This blanket of economic woes weighed heavily on markets during the fiscal year. The broad U.S. stock market, as measured by the Russell 3000 Index, declined -12.7% for the period. Large-cap growth and large-cap value stocks perpetuated their trend of growth outperforming value. The Russell 3000 Growth Index slid -6.4%, while the Russell 3000 Value Index dropped -19%. Unsettling economic and corporate news, including weak earnings reports and analysts' downgrades hitting large corporations like GM and Citigroup, combined with soaring oil prices to keep markets volatile up to the last day of the fiscal year and into July 2008.

FOREIGN STOCKS WERE NO STRANGER TO SUBPRIME IMPACT

     Financial challenges as strong as those that hit the U.S. stock and bond markets during the fiscal year had effects that reached beyond the U.S. borders. Financial markets in the U.S. and abroad have become increasingly interconnected. In spring 2008, when the subprime mortgage crisis created worries on Wall Street, the impact extended abroad. Both domestic and foreign credit markets felt the pinch. Adding to the volatility was the declining value of the U.S. dollar in foreign countries. For the fiscal year, the MSCI EAFE Index recorded a loss of -13.1%, in contrast to the previous June-to-June period, when the index

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
---------------------------------------
  PRESIDENT'S MESSAGE -- CONTINUED
--------------------------------------------------------------------------------

gained 24.1%. The losses were widespread, as demonstrated by the -12.7% drop of the MSCI Emerging Markets Index.

MOST REAL ASSETS RALLIED

     During the fiscal year ended June 30, 2008, the performance of most real assets surpassed traditional investments. Real estate investment trusts (REITs) were hurt by the mortgage and housing woes of the period. For the 12 months ending June 30, 2008, the benchmark FTSE NAREIT Equity Index declined -13.6%. However, commodities performed very well. The Dow Jones-AIG Commodity Index returned 41.6% for the same 12-month period. Oil prices moved from about $100 a barrel at calendar year-end 2007 to approximately $140 per barrel by June 30, 2008. Gold, which was roughly $650 per ounce last June, reached approximately $930 an ounce by June 30, 2008.

THE FUTURE IS LIKELY TO BE ANYTHING BUT DULL

     At the close of the fiscal year, two economic schools of thought prevail. Fed policymakers, as primarily demonstrated by their decision to keep rates steady in late June, seem to be worried more about inflation as a significant threat to the economy and less about the prospects of a severe or protracted economic decline. This outlook was countered by others thinking that the economy is headed south, due to large housing losses, reduced credit availability, rising consumer prices, and increased unemployment.

     The big picture is that the U.S. economy seems to be transitioning to a more balanced growth path, one that is less dependent on leveraged consumption and more driven by investment and net exports. In the short run, market volatility will probably remain high as uncertainties about the direction of the economy are not likely to be resolved soon.

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

WILMINGTON MULTI-MANAGER LARGE-CAP FUND

     The Institutional Shares of the Wilmington Multi-Manager Large-Cap Fund (the "Fund") returned -10.75% for the year ended June 30, 2008, compared to a return of -12.36% for the Russell 1000 Index.

     The Fund currently employs four active managers: Armstrong Shaw Associates ("Armstrong"), Montag & Caldwell ("Montag"), First Quadrant, and Robeco Investment Management ("Robeco"). In addition, the Fund uses Wilmington Trust Investment Management ("WTIM") to implement a passive strategy of acquiring large-capitalization stocks and weighting the resulting portfolio using several fundamental, rather than market capitalization, metrics. The Fund also engages WTIM to manage an index replication portfolio based on the S&P 100 Index, reflecting a tactical asset allocation decision to emphasize high-quality, mega-capitalization equities. Finally, the Fund has investments in exchange traded funds (iShares Trust) based on the Russell 1000 Growth Index.

     The Fund started the period with a 50% growth/50% value style allocation. The Fund tactically changed to a 60% growth/40% value style allocation starting in September 2007, where it remained at the end of the period. This change helped the Fund as the Russell 1000 Growth Index returned -6.0% from September 1, 2007 to June 30, 2008 compared with the Russell 1000 Value Index returning -15.8% in the same time period. On a gross-of-fee basis, this tactical asset allocation decision positively contributed about 90 basis points to the Fund's excess returns while manager selection positively contributed about 180 basis points to the Fund's excess returns.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
---------------------------------------
  PRESIDENT'S MESSAGE -- CONTINUED
--------------------------------------------------------------------------------

     With the merger of the Wilmington Multi-Manager Mid-Cap Fund (the "Mid-Cap Fund") into the Fund in mid-December 2007, the Fund retained the services of Robeco to manage a portion of the Fund using its quantitative mid-cap core strategy. Robeco's holdings are consistent with the Russell 1000 mandate for the Fund and can provide a benefit through exposure to mid-cap securities. In the last six months of the year, the Russell Midcap Index did outperform the Russell 1000 Index by 460 basis points (-7.6% vs. -11.2%). Over the same time period, Robeco lagged the Russell Midcap Index by 130 basis points (-8.9% vs. -7.6%) as they experienced weak relative returns in March due to poor performance in their valuation factors. Their strategy did rebound over the final three months of the year and posted 110 basis points of excess returns (3.8% vs. 2.7%) as they received strong performance in their momentum factors along with solid positive stock selection.

     Montag, the Fund's active growth manager, outperformed the Russell 1000 Growth Index by 1220 basis points for the year (+6.2% vs. -6.0%) and helped to contribute the vast majority of positive excess returns for the Fund. Their underlying philosophy of identifying high-quality companies with high earnings growth and trading below their intrinsic value was handsomely rewarded. One stock, Research in Motion, contributed 250 basis points alone towards positive excess returns. Sector attribution analysis showed that 40% of their excess returns came from sector weighting while 60% came from stock selection. Positive contributors included their overweight allocation to energy, underweight allocation to consumer discretionary, and stock selection in industrials and consumer discretionary.

     Armstrong, the Fund's active value manager, exceeded the Russell 1000 Value Index by 60 basis points for the year (-18.2% vs. -18.8%). They performed especially well in the last six months where they outperformed the value index by 360 basis points (-10.0% vs. -13.6%). Throughout the period, Armstrong maintained a fairly constant underweight allocation to financials. This was the single largest positive factor in explaining their excess returns while stock selection across all sectors for the period resulted in negative excess returns. They have increased their exposure to energy and technology over the past six months with corresponding decreases in industrials and health care.

     First Quadrant, the Fund's quantitative core manager, outperformed the S&P 500 Index for the year by 100 basis points (-12.1% vs. -13.1%). They were able to produce excess returns despite experiencing periods of weak relative returns when the deleveraging of hedge funds hurt quantitative strategies in particular. Sector attribution showed that strong stock selection overcame their weak sector allocation weighting. Their stock selection in financials especially stood out over the period despite having a near benchmark weight in their portfolio.

     The Fundamentally Weighted Equity strategy managed by WTIM trailed its Russell 1000 Value Index benchmark by 90 basis points in the period (-19.7% vs. -18.8%). All factors underperformed the value index as free cash flow, dividends, and net income all showed less strength than the overall market.

     The tactical allocation to the high-quality, mega-capitalization S&P 100 Index was a slight negative detractor as the S&P 100 Index trailed the S&P 500 Index by 180 basis points from the period August 1, 2007 to June 30, 2008 (-12.1% vs. -10.3%). On a relative basis, the bulk of the underperformance occurred in the last three months of the year (-4.7% vs. -2.7%) as the financial and industrial stocks in the S&P 100 lagged the performance of their sector peers in the S&P 500.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
---------------------------------------
  PRESIDENT'S MESSAGE -- CONTINUED
--------------------------------------------------------------------------------

     The top ten holdings as of June 30, 2008, representing approximately 17.05% of total investments, were:

                         PERCENT OF TOTAL
10 LARGEST HOLDINGS         INVESTMENTS
-------------------      ----------------
Exxon Mobil Corp.              2.97%
Hewlett-Packard Co.            2.01%
International Business
   Machines Corp.              1.64%
Schlumberger, Ltd.             1.64%
Wal-Mart Stores, Inc.          1.56%

                         PERCENT OF TOTAL
10 LARGEST HOLDINGS         INVESTMENTS
-------------------      -----------------
ConocoPhillips                 1.55%
Google, Inc. - Class A         1.46%
CVS Caremark Corp.             1.42%
Procter & Gamble Co.           1.41%
The Coca-Cola Co.              1.39%

             [CHART OMITTED - EDGAR REPRESENTATION OF DATA FOLLOWS]

                     WILMINGTON MULTI-MANAGER LARGE-CAP FUND
       COMPARISON OF CHANGE IN VALUE OF A HYPOTHETICAL $10,000 INVESTMENT

               Large-Cap Fund --        S&P 500        Russell 1000
               Institutional Shares     Index          Index
               --------------------     -------        ------------
7/01/03             $10,000             $10,000           $10,000
6/30/04              11,318              11,911            11,948
6/30/05              12,195              12,665            12,894
6/30/06              12,984              13,758            14,066
6/30/07              15,379              16,589            16,940
6/30/08              13,726              14,412            14,846

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
---------------------------------------
  PRESIDENT'S MESSAGE -- CONTINUED
--------------------------------------------------------------------------------

                     WILMINGTON MULTI-MANAGER LARGE-CAP FUND
--------------------------------------------------------------------------------

                                   Average Annual Total Returns
                              --------------------------------------
                                            SINCE          SINCE
                               1 YEAR    INCEPTION(1)   INCEPTION(2)
                              --------   ------------   ------------
Large-Cap Fund
   -- Institutional Shares    (10.75)%      6.54%             NA
   -- A Shares (with sales
      charge)(3)              (14.08)%       N/A            1.09%
   -- A Shares at NAV         (10.98)%       N/A            2.51%
Russell 1000 Index            (12.36)%      8.22%           2.96%
S&P 500 Index                 (13.12)%      7.58%           2.60%

----------
FUND EXPENSE RATIOS(4): INSTITUTIONAL SHARES - 0.98% (GROSS) & 0.91% (NET),
                        A SHARES - 1.23% (GROSS) & 1.16% (NET)
--------------------------------------------------------------------------------

----------
THE GRAPH SHOWS THE CHANGE IN VALUE OF A HYPOTHETICAL $10,000 INVESTMENT IN INSTITUTIONAL SHARES OF THE FUND FOR THE PERIOD JULY 1, 2003, COMMENCEMENT OF OPERATIONS, THROUGH JUNE 30, 2008, COMPARED TO THE PERFORMANCE OF THE FUND'S BENCHMARK INDICES FOR THE SAME PERIOD. RETURNS FOR THE A SHARES ARE LOWER THAN THE INSTITUTIONAL SHARES BECAUSE THEY ARE SUBJECT TO A MAXIMUM FRONT-END SALES CHARGE OF 3.50% AND ADDITIONAL ANNUAL EXPENSES SUCH AS A 0.25% DISTRIBUTION FEE (12B-1). A SHARES COMMENCED OPERATIONS ON DECEMBER 20, 2005. ENDING VALUES AND TOTAL RETURNS SHOWN IN THE TABLE ASSUME THE REINVESTMENT OF ALL DISTRIBUTIONS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF SHARES. TOTAL RETURNS WOULD BE LOWER HAD CERTAIN FEES AND EXPENSES NOT BEEN WAIVED AND/OR REIMBURSED.

PERFORMANCE QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE. SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT
PERFORMANCE MAY BE LOWER OR HIGHER THAN THAT SHOWN HERE. PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END IS AVAILABLE BY CALLING 800-336-9970.

AN INVESTMENT IN THE FUND IS NOT INSURED BY THE FDIC OR ANY OTHER GOVERNMENTAL AGENCY, IS NOT A DEPOSIT OF OR OTHER OBLIGATION OF OR GUARANTEED BY WILMINGTON TRUST OR ANY OTHER BANK OR ENTITY, AND IS SUBJECT TO RISKS INCLUDING A POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.

(1) THE SINCE INCEPTION RETURNS SHOWN FOR THE INSTITUTIONAL SHARES AND THE INDICES ARE FOR THE PERIOD JULY 1, 2003, COMMENCEMENT OF OPERATIONS FOR THE INSTITUTIONAL SHARES, THROUGH JUNE 30, 2008.

(2) THE SINCE INCEPTION RETURNS SHOWN FOR THE A SHARES AND THE INDICES ARE FOR THE PERIOD DECEMBER 20, 2005, COMMENCEMENT OF OPERATIONS FOR THE A SHARES, THROUGH JUNE 30, 2008.

(3) PERFORMANCE REFLECTS THE DEDUCTION OF THE 3.50% MAXIMUM FRONT-END SALES CHARGE.

(4) THE EXPENSE RATIOS SHOWN ARE FROM THE MOST RECENT PROSPECTUS DATED NOVEMBER 1, 2007 AND MAY DIFFER FROM THE EXPENSE RATIOS DISCLOSED IN THE FINANCIAL HIGHLIGHTS TABLE IN THIS REPORT. NET EXPENSES REDUCED BY VOLUNTARY FEE WAIVER AGREEMENTS AND GROSS EXPENSES DO NOT REFLECT THE FEE WAIVERS.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
---------------------------------------
  PRESIDENT'S MESSAGE -- CONTINUED
--------------------------------------------------------------------------------

WILMINGTON MULTI-MANAGER SMALL-CAP FUND

     The Institutional Shares of the Wilmington Multi-Manager Small-Cap Fund (the "Fund") returned -18.13% for the fiscal year ended June 30, 2008, compared to a return of -16.19% for the Russell 2000 Index.

     The Fund continued to employ two active managers, Batterymarch Financial Management ("Batterymarch") and Systematic Financial Management ("Systematic"), as well as an investment in an exchange traded fund (iShares Trust) based on the Russell 2000 Growth Index. Additionally, the Fund uses Wilmington Trust Investment Management ("WTIM") to implement two passive strategies: the first is designed to replicate the returns of a combination of the Russell 2000 Growth Index and the Russell 2000 Value Index; and the second is a strategy of acquiring small capitalization stocks and weighting the resulting portfolio using several fundamental, rather than market capitalization, metrics. The first passive strategy described above was previously managed by Parametric Portfolio Associates ("Parametric"); WTIM replaced Parametric in February 2008.

     The Fund maintained a 60% growth/40% value style tilt for the entire fiscal year. Overall, the style tilt helped performance, as small-cap growth stocks outpaced small-cap value stocks by 1,080 basis points. Unfortunately, the value added from the style tilt was not enough to overcome underperformance from some of the managers in the Fund.

     Batterymarch, the active growth manager, was the single largest detractor from performance. For the trailing year ended June 30, 2008, Batterymarch was down -18.4% versus -10.8% for the Russell 2000 Growth Index. The period was especially difficult for the manager, as their quantitative strategy was unable to keep up with the violent shifts in the market in the wake of the subprime mortgage crisis. Most quantitative managers experienced difficulties during this time, and Batterymarch was no exception.

     Systematic, the active value manager, outpaced the Russell 2000 Value Index during the fiscal year by 260 basis points (-19.0% vs. -21.6%). The manager's approach of investing in companies with proven business models with strong free cash flow and limited debt was rewarded as investors became increasingly risk-averse and focused on companies with strong fundamentals.

     Finally, the Fundamentally Weighted Equity strategy managed by WTIM trailed its benchmark by 180 basis points. During the period, all three of the factors used-free cash flow, net income, and dividends-underperformed the Russell 2000 Value Index. Two of the biggest detractors from performance were the strategy's underweight to the energy sector and the overweight to the financial sector.

     The top ten holdings as of June 30, 2008, representing approximately 10.78% of total investments, were:

                                PERCENT OF TOTAL
10 LARGEST HOLDINGS               INVESTMENTS
-------------------             ----------------
iShares Russell 2000
   Growth Index Fund                 5.63%
Comstock Resources, Inc.             0.82%
Aeropostale, Inc.                    0.65%
Sybase, Inc.                         0.64%
Atwood Oceanics, Inc.                0.56%

                                PERCENT OF TOTAL
10 LARGEST HOLDINGS               INVESTMENTS
-------------------             ----------------
Alexion Pharmaceuticals, Inc.        0.56%
MICROS Systems, Inc.                 0.53%
Walter Industries, Inc.              0.47%
OSI Pharmaceuticals, Inc.            0.47%
Cubist Pharmaceuticals, Inc.         0.45%

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
---------------------------------------
  PRESIDENT'S MESSAGE -- CONTINUED
--------------------------------------------------------------------------------

             [CHART OMITTED - EDGAR REPRESENTATION OF DATA FOLLOWS]

                     WILMINGTON MULTI-MANAGER SMALL-CAP FUND
       COMPARISON OF CHANGE IN VALUE OF A HYPOTHETICAL $10,000 INVESTMENT

                                        S&P
               Small-Cap Fund --        SmallCap       Russell 2000
               Institutional Shares     600 Index      Index
               --------------------     ---------      ------------
7/01/03             $10,000             $10,000           $10,000
6/30/04              12,800              13,525            13,335
6/30/05              14,245              15,344            14,596
6/30/06              15,729              17,481            16,722
6/30/07              17,997              20,285            19,470
6/30/08              14,734              17,310            16,319


                     WILMINGTON MULTI-MANAGER SMALL-CAP FUND

--------------------------------------------------------------------------------

                                   Average Annual Total Returns
                                -----------------------------------
                                             SINCE          SINCE
                                 1 YEAR   INCEPTION(1)  INCEPTION(2)
                                -------   -----------   -----------
Small-Cap Fund
   -- Institutional Shares      (18.13)%      8.06%          NA
   -- A Shares (with sales
      charge)(3)                (21.21)%        NA        (2.03)%
   -- A Shares at NAV           (18.35)%        NA        (0.63)%
Russell 2000 Index              (16.19)%     10.29%        2.24%
S&P SmallCap 600 Index          (14.67)%     11.60%        2.24%

----------
FUND EXPENSE RATIOS(4): INSTITUTIONAL SHARES - 1.60% (GROSS) & 1.28% (NET),
                        A SHARES - 1.84% (GROSS) & 1.53% (NET)
--------------------------------------------------------------------------------

----------
THE GRAPH SHOWS THE CHANGE IN VALUE OF A HYPOTHETICAL $10,000 INVESTMENT IN INSTITUTIONAL SHARES OF THE FUND FOR THE PERIOD JULY 1, 2003, COMMENCEMENT OF OPERATIONS, THROUGH JUNE 30, 2008, COMPARED TO THE PERFORMANCE OF THE FUND'S BENCHMARK INDICES FOR THE SAME PERIOD. RETURNS FOR THE A SHARES ARE LOWER THAN THE INSTITUTIONAL SHARES BECAUSE THEY ARE SUBJECT TO A MAXIMUM FRONT-END SALES CHARGE OF 3.50% AND ADDITIONAL ANNUAL EXPENSES SUCH AS A 0.25% DISTRIBUTION FEE (12B-1). A SHARES COMMENCED OPERATIONS ON DECEMBER 20, 2005. ENDING VALUES AND TOTAL RETURNS SHOWN IN THE TABLE ASSUME THE REINVESTMENT OF ALL DISTRIBUTIONS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF SHARES. TOTAL RETURNS WOULD BE LOWER HAD CERTAIN FEES AND EXPENSES NOT BEEN WAIVED AND/OR REIMBURSED.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
---------------------------------------
  PRESIDENT'S MESSAGE -- CONTINUED
--------------------------------------------------------------------------------

PERFORMANCE QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE. SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT
PERFORMANCE MAY BE LOWER OR HIGHER THAN THAT SHOWN HERE. PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END IS AVAILABLE BY CALLING 800-336-9970.

AN INVESTMENT IN THE FUND IS NOT INSURED BY THE FDIC OR ANY OTHER GOVERNMENTAL AGENCY, IS NOT A DEPOSIT OF OR OTHER OBLIGATION OF OR GUARANTEED BY WILMINGTON TRUST OR ANY OTHER BANK OR ENTITY, AND IS SUBJECT TO RISKS INCLUDING A POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.

SMALL COMPANY STOCKS MAY BE SUBJECT TO A HIGHER DEGREE OF MARKET RISK THAN THE SECURITIES OF MORE ESTABLISHED COMPANIES BECAUSE THEY TEND TO BE MORE VOLATILE AND LESS LIQUID.

(1) THE SINCE INCEPTION RETURNS SHOWN FOR THE INSTITUTIONAL SHARES AND THE INDICES ARE FOR THE PERIOD JULY 1, 2003, COMMENCEMENT OF OPERATIONS FOR THE INSTITUTIONAL SHARES, THROUGH JUNE 30, 2008.

(2) THE SINCE INCEPTION RETURNS SHOWN FOR THE A SHARES AND THE INDICES ARE FOR THE PERIOD DECEMBER 20, 2005, COMMENCEMENT OF OPERATIONS FOR THE A SHARES, THROUGH JUNE 30, 2008.

(3) PERFORMANCE REFLECTS THE DEDUCTION OF THE 3.50% MAXIMUM FRONT-END SALES CHARGE.

(4) THE EXPENSE RATIOS SHOWN ARE FROM THE MOST RECENT PROSPECTUS DATED NOVEMBER 1, 2007 AND MAY DIFFER FROM THE EXPENSE RATIOS DISCLOSED IN THE FINANCIAL HIGHLIGHTS TABLE IN THIS REPORT. NET EXPENSES ARE REDUCED BY CONTRACTUAL WAIVER AGREEMENTS AND GROSS EXPENSES DO NOT REFLECT THE FEE WAIVERS.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
---------------------------------------
  PRESIDENT'S MESSAGE -- CONTINUED
--------------------------------------------------------------------------------

WILMINGTON MULTI-MANAGER INTERNATIONAL FUND

     The Institutional Shares of the Wilmington Multi-Manager International Fund (the "Fund") returned -10.49% for the fiscal year ended June 30, 2008, compared to a return of -10.61% for the MSCI EAFE Index.

     While developed market equities performed very poorly in local terms, U.S. investor returns were greatly bolstered by the weakness of the U.S. dollar. In the period, the U.S. dollar depreciated by 15.9% against the euro and by 15.8% against the yen, and lost ground against all major currencies except the pound sterling. The overall impact of currency fluctuations was to increase the dollar-denominated returns of developed market equities by approximately 9 to 10%. The U.S. dollar also performed poorly relative to some of the main emerging market currencies, such as the Brazilian real and the Taiwanese dollar, and the overall impact of currency fluctuations on the dollar-denominated returns of emerging markets equities was to increase those returns by approximately 3.2%.

     The Fund began the period with a 70% allocation to developed markets large-caps (60% value/40% growth style allocation), a 20% strategic allocation to emerging markets, and 10% tactical allocation to developed markets small-caps. In September 2007, the Fund terminated its sub-advisory agreement with The Boston Company Asset Management due to manager turnover and moved its strategic allocation to emerging markets to 30% in January and moved to a 60% growth/40% value allocation for developed markets large-caps. In April, the Fund again increased its strategic allocation to emerging markets to 34% where it remained as of June 30, 2008.

     The allocation to emerging markets was the single largest positive contributor to the Fund's excess returns as the MSCI Emerging Markets Net Index exceeded the MSCI EAFE Net Index by 1520 basis points in the year (4.6% vs. -10.6%). The change to 60% growth/40% value for developed markets large-caps in January was also a positive contributor as the MSCI EAFE Growth Net Index outperformed the MSCI EAFE Value Net Index by 570 basis points in the last six months of the year (-8.1% vs. -13.8%). These positive allocation decisions were tempered by weak performance in overall manager selection.

     The Fund currently employs six active investment managers: Goldman Sachs Asset Management ("GSAM"), Artio Global Management ("Artio") (formerly Julius Baer Investment Management), Acadian Asset Management ("Acadian"), Dimensional Fund Advisors ("DFA"), Parametric Portfolio Associates ("Parametric"), and Principal Global Investors ("Principal").

     Artio provided the greatest amount of excess returns (almost 300 basis points above the MSCI EAFE Index) to the Fund primarily due to their allocation to emerging markets along with an underweight to Japan. Artio utilizes a more flexible investment process and allows for greater concentrations in various countries, including emerging markets, sectors, and industries.

     Acadian lagged the MSCI EAFE Index by over 300 basis points due to broad-based factor underperformance in the first half of the year, especially in valuation-related factors where the most expensive names on a relative basis were the best performers. They saw their performance stabilize in the second half of the year and finished right on the benchmark. Acadian is a quantitative active manager which employs the use of analytic models for active stock selection as well as sector and country valuation.

     In late 2007, the Fund directed GSAM to change their mandate from a core to growth strategy to reflect Wilmington Trust's latest asset allocation model which signaled tilting more towards growth and away from value. GSAM attempts to provide superior returns through a structured stock selection process, while maintaining a return profile very close to that of the MSCI EAFE Growth Net Index. In the last six months

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
---------------------------------------
  PRESIDENT'S MESSAGE -- CONTINUED
--------------------------------------------------------------------------------

of the year, GSAM underperformed the growth index by an estimated 190 basis points primarily due to weak stock selection across all regions.

     DFA exceeded the MSCI EAFE Value Net Index by 60 basis points. Their exposure to Canada along with differences in allocation across global regions had the most positive impact to excess returns. Their strategy to overweight high book-to-price stocks did have a negative impact on relative performance. DFA delivers asset class returns in a cost-efficient manner while designing their portfolios to provide targeted exposures to systematic risk factors and capturing their expected returns.

     The two emerging markets sub-advisers, Parametric and Principal, both began managing their respective portfolios in early July 2007 and have performed in line with the MSCI Emerging Markets Net Index benchmark. Parametric invests in emerging and frontier markets emphasizing country selection, as opposed to security selection, as the most effective method to capture excess returns. They lagged in the first six months of the year as most of the largest countries in the benchmark were outperformers and they are systematically underweight in those largest countries. The last six months saw a reversal of this trend and Parametric did provide a positive impact on relative performance. Principal invests in emerging markets and believes that superior stock selection is the key to consistent outperformance by combining company fundamentals evaluation and in-depth original quantitative research. Stock selection was positive in the last six months of the year as opposed to having a negative effect in the first six months of the year.

     The top ten holdings as of June 30, 2008, representing approximately 10.95% of total investments, were:

                               PERCENT OF TOTAL
10 LARGEST HOLDINGS              INVESTMENTS
-------------------            ----------------
Vanguard Emerging
   Markets Fund                     3.08%
BHP Billiton, Ltd.                  1.21%
Zurich Financial Services AG        1.03%
Deutsche Lufthansa AG               0.93%
France Telcom                       0.92%

                               PERCENT OF TOTAL
10 LARGEST HOLDINGS              INVESTMENTS
-------------------            ----------------
E.On AG                             0.90%
Antofagasta PLC                     0.74%
Royal Dutch Shell PLC               0.72%
Sanofi-Aventis SA                   0.71%
Anglo American PLC                  0.71%

     The following graph and performance table compares the performance of the Wilmington Multi-Manager International Fund with that of the MSCI EAFE Index for the periods ended June 30, 2008.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
---------------------------------------
  PRESIDENT'S MESSAGE -- CONTINUED
--------------------------------------------------------------------------------

             [CHART OMITTED - EDGAR REPRESENTATION OF DATA FOLLOWS]

                   WILMINGTON MULTI-MANAGER INTERNATIONAL FUND
       COMPARISON OF CHANGE IN VALUE OF A HYPOTHETICAL $10,000 INVESTMENT

               International Fund --    MSCI EAFE
               Institutional Shares     Index
               --------------------     ---------
6/30/98             $10,000             $10,000
6/30/99              10,155              10,763
6/30/00              13,355              12,611
6/30/01               9,676               9,630
6/30/02               8,292               8,717
6/30/03               7,580               8,154
6/30/04               9,787              10,793
6/30/05              11,394              12,266
6/30/06              14,435              15,524
6/30/07              18,849              19,716
6/30/08              16,872              17,625


                  WILMINGTON MULTI-MANAGER INTERNATIONAL FUND

--------------------------------------------------------------------------------

                                   Average Annual Total Returns
                             ----------------------------------------
                                                             SINCE
                              1 YEAR   5 YEAR   10 YEAR   INCEPTION(1)
                             -------   ------   -------   -----------
International Fund
   -- Institutional Shares   (10.49)%   17.35%    5.37%         NA
   -- A Shares (with sales
      charge)(2)             (13.81)%      NA       NA        8.83%
   -- A Shares at NAV        (10.66)%      NA       NA       10.38%
MSCI EAFE Index              (10.61)%   16.67%    5.83%       9.33%

----------
FUND EXPENSE RATIOS(3): INSTITUTIONAL SHARES - 1.13%,
                        A SHARES - 1.44%
--------------------------------------------------------------------------------

----------
THE GRAPH SHOWS THE CHANGE IN VALUE OF A HYPOTHETICAL $10,000 INVESTMENT IN INSTITUTIONAL SHARES OF THE FUND FOR THE TEN YEAR PERIOD ENDED JUNE 30, 2008, COMPARED TO THE PERFORMANCE OF THE FUND'S BENCHMARK INDEX FOR THE SAME PERIOD. RETURNS FOR THE A SHARES ARE LOWER THAN THE INSTITUTIONAL SHARES BECAUSE THEY ARE SUBJECT TO A MAXIMUM FRONT-END SALES CHARGE OF 3.50% AND ADDITIONAL ANNUAL EXPENSES SUCH AS A 0.25% DISTRIBUTION FEE (12B-1). A SHARES COMMENCED OPERATIONS ON DECEMBER 20, 2005. ENDING VALUES AND TOTAL RETURNS SHOWN IN THE TABLE ASSUME THE REINVESTMENT OF ALL DISTRIBUTIONS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF SHARES. TOTAL RETURNS WOULD BE LOWER HAD CERTAIN FEES AND EXPENSES NOT BEEN WAIVED AND/OR REIMBURSED.

PERFORMANCE QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE. SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
---------------------------------------
  PRESIDENT'S MESSAGE -- CONTINUED
--------------------------------------------------------------------------------

CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THAT SHOWN HERE. PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END IS AVAILABLE BY CALLING 800-336-9970.

AN INVESTMENT IN THE FUND IS NOT INSURED BY THE FDIC OR ANY OTHER GOVERNMENTAL AGENCY, IS NOT A DEPOSIT OF OR OTHER OBLIGATION OF OR GUARANTEED BY WILMINGTON TRUST OR ANY OTHER BANK OR ENTITY, AND IS SUBJECT TO RISKS INCLUDING A POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.

INVESTING IN FOREIGN SECURITIES MAY INVOLVE CERTAIN ADDITIONAL RISK, INCLUDING, BUT NOT LIMITED TO, EXCHANGE RATE FLUCTUATIONS, LESS LIQUIDITY, GREATER VOLATILITY, LESS REGULATION AND MORE POLITICAL AND ECONOMIC INSTABILITY.

(1) THE SINCE INCEPTION RETURN IS NOT PROVIDED FOR SHARE CLASSES THAT ARE MORE THAN TEN YEARS OLD. THE SINCE INCEPTION RETURNS SHOWN FOR A SHARES AND THE INDEX ARE FOR THE PERIOD DECEMBER 20, 2005, COMMENCEMENT OF OPERATIONS FOR THE A SHARES, THROUGH JUNE 30, 2008.

(2) PERFORMANCE REFLECTS THE DEDUCTION OF THE 3.50% MAXIMUM FRONT-END SALES CHARGE.

(3) THE EXPENSE RATIOS SHOWN ARE FROM THE MOST RECENT PROSPECTUS DATED NOVEMBER 1, 2007 AND MAY DIFFER FROM THE EXPENSE RATIOS DISCLOSED IN THE FINANCIAL HIGHLIGHTS TABLE IN THIS REPORT.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
---------------------------------------
  PRESIDENT'S MESSAGE -- CONTINUED
--------------------------------------------------------------------------------

WILMINGTON MULTI-MANAGER REAL ASSET FUND

     For the fiscal year ended June 30, 2008, the Institutional Shares of the Wilmington Multi-Manager Real Asset Fund (the "Fund") returned 22.27% compared to a return of 11.19% for the blended benchmark. The blended benchmark is comprised of 50% Lehman U.S. Treasury Inflation Protected Securities (TIPS) Index, 30% FTSE NAREIT-Equity Index, and 20% DJ-AIG Commodity Index TR ("DJ-AIGCI"). The excess performance relative to the blended benchmark can be attributed to asset allocation shifts made during the year, as well as superior investment performance by the Fund's active managers and passive solution sets.

     The strategic neutral allocation of the Fund is 50% TIPS, 30% real estate-related securities, and 20% commodities. On July 1, 2007, however, a strategic shift was made, in light of the unfolding subprime mortgage crisis, to underweight real estate by 10% and put an additional 5% in both TIPS and commodities. In early 2008, a tactical asset allocation model was developed by WTIM and on April 1, 2008, a tactical shift was made to overweight commodities. The implementation of the tactical model, which is run monthly but whose signals do not change as frequently, resulted in an allocation of 40% TIPS, 20% real estate, and 40% commodities from April 1st through the end of June. The Fund's asset allocation shifts had very favorable results during the fiscal year and contributed over 600 basis points of excess return relative to the blended benchmark.

     TIPS, as measured by the Lehman TIPS Index, were up 15.1% during the trailing 12 months. During that time, real yields fell, which benefited Treasuries - especially TIPS - in response to the subprime crisis that infected the market. Additionally, sharply rising energy and food costs worked their way through to core inflation (which affects the return of TIPS) and resulted in strong inflation accruals. On February 1, 2008, Wilmington Trust Investment Management ("WTIM") assumed management of the portfolio of TIPS previously managed by Standish Mellon Asset Management ("SMAM"). Between July 1, 2007 and January 31, 2008, SMAM outpaced the Lehman TIPS Index by 30 basis points. WTIM's subsequent five months in the Fund resulted in performance in line with that of the benchmark.

     Real estate securities, perhaps needless to say, bore the brunt of the market's fears over the unfolding of the subprime mortgage crisis and the subsequent credit crunch. In an effort to increase the level of diversification within the real estate portion of the Fund and to increase the opportunity set, two global real estate managers were added to the Fund on May 1, 2008. ING Clarion Real Estate Securities ("ING CRES") and EII Realty Securities ("EII") replaced Real Estate Management Services Group, a domestic real estate manager. The timing of their addition was unfortunate, though, as U.S. property companies outperformed global property companies during the two months that they were in the Fund by approximately 340 basis points. During their short time in the Fund, ING CRES outpaced the global index (S&P/Citigroup World Property Index, hedged,
USD) by 50 basis points, helped by strong stock selection, as well as good country allocation decisions. EII, on the other hand, lagged the global index by 120 basis points. About half of EII's portfolio's decline came from real estate securities in Europe, while the remaining underperformance was about equally split between North American and Asian property companies. AEW Management and Advisors, L.P. ("AEW"), the remaining domestic real estate manager, performed in line with the domestic index (NAREIT).

     Commodities fared exceptionally well (up 41.5%, as measured by the DJ-AIGCI) during the year, fueled primarily by record high oil prices. The PIMCO Commodity Real Return Fund (the "PIMCO Fund") returned 57.1%, outperforming the DJ-AIGCI by 1,560 basis points. The PIMCO Fund invests in derivative securities whose performance is linked to the DJ-AIGCI, while the collateral portion of the portfolio is actively managed by investing primarily in TIPS in an attempt to add incremental returns,

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
---------------------------------------
  PRESIDENT'S MESSAGE -- CONTINUED
--------------------------------------------------------------------------------

along with additional inflation hedging. The PIMCO Fund's excess return, therefore, can be attributed to the collateral portfolio outpacing T-Bills, which is the implied cost-of-carry for the index.

     Also in the commodities space, having exposure to the Deutsche Bank Liquid Commodity Index-Optimum Yield ("DBLCI-OY") added a significant amount of value to the Fund's overall returns. Exposure to this index is attained via investment in the PowerShares DB Commodity Index Tracking Fund, as well as investment in structured notes. During the period, the DBLCI-OY's gain was nearly double that of the DJ-AIGCI (80.5% vs. 41.5%). The majority of the excess return relative to the DJ-AIGCI was due to the higher allocation to crude oil and heating oil, though a lack of exposure to the underperforming livestock and industrial metals sectors also added value.

     The top ten holdings as of June 30, 2008, representing approximately 54.78% of total investments, were:

                                                    PERCENT OF TOTAL
10 LARGEST HOLDINGS                                    INVESTMENTS
-------------------                                 ----------------
iPATH Dow Jones-AIG Commodity Index Total Return
   Index                                                 10.24%
Deutsche Bank AG, London Branch, Structured Note
   Linked to the DB Liquid Commodity Index,
   5.24%, 08/04/08                                        8.66%
PowerShares DB Commodity Index Tracking Fund              6.60%
U.S. Treasury Inflation Indexed Notes, 1.875%,
   07/15/13                                               5.15%
PIMCO Commodity RealReturn Strategy Fund -
   Institutional Shares                                   5.09%

                                                    PERCENT OF TOTAL
10 LARGEST HOLDINGS                                    INVESTMENTS
-------------------                                 ----------------
U.S. Treasury Inflation Indexed Notes, 1.625%,
   01/15/15                                               4.13%
U.S. Treasury Inflation Indexed Notes, 3.50%,
   01/15/11                                               3.99%
U.S. Treasury Inflation Indexed Notes, 2.00%,
   07/15/14                                               3.97%
iShares Lehman U.S. Treasury Inflation Protected
   Securities Index Fund                                  3.55%
U.S. Treasury Inflation Indexed Notes, 3.00%,
   07/15/12                                               3.40%

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
---------------------------------------
  PRESIDENT'S MESSAGE -- CONTINUED
--------------------------------------------------------------------------------

             [CHART OMITTED - EDGAR REPRESENTATION OF DATA FOLLOWS]

                    WILMINGTON MULTI-MANAGER REAL ASSET FUND
       COMPARISON OF CHANGE IN VALUE OF A HYPOTHETICAL $10,000 INVESTMENT

               Real Asset Fund --       Blended        Lehman U.S.
               Institutional Shares     Index*         TIPS Index
               --------------------     ---------      ------------
7/01/03             $10,000             $10,000           $10,000
6/30/04              11,940              11,509            10,386
6/30/05              15,522              13,376            11,357
6/30/06              18,080              14,519            11,170
6/30/07              18,965              15,481            11,615
6/30/08              23,188              17,214            13,367

* Blended Index is comprised of 50% Lehman Treasury Inflation Protected Securities Index, 30% NAREIT Equity Index and 20% Dow Jones-AIG Commodity Index.

                    WILMINGTON MULTI-MANAGER REAL ASSET FUND

--------------------------------------------------------------------------------

                                           Average Annual Total Returns
                                      -------------------------------------
                                                   SINCE           SINCE
                                      1 YEAR    INCEPTION(1)   INCEPTION(2)
                                      ------    ------------   ------------
Real Asset Fund
   - Institutional Shares              22.27%    18.32%              NA
   - A Shares (with sales charge)(3)   17.70%       NA            12.96%
   - A Shares at NAV                   22.00%       NA            14.57%
Blended Index: TIPS/NAREIT/DJ-AIG      11.19%    11.47%            8.65%
Lehman U.S. TIPS Index                 15.09%     5.98%            6.69%
NAREIT Equity Index                   (13.64)%   14.30%            3.79%
DJ-AIG Commodity TR Index              41.56%    18.60%           17.91%

----------
FUND EXPENSE RATIOS(4): INSTITUTIONAL SHARES - 0.73%, A SHARES - 0.98%
--------------------------------------------------------------------------------

----------
THE GRAPH SHOWS THE CHANGE IN VALUE OF A HYPOTHETICAL $10,000 INVESTMENT IN INSTITUTIONAL SHARES OF THE FUND FOR THE PERIOD JULY 1, 2003, COMMENCEMENT OF OPERATIONS, THROUGH JUNE 30, 2008, COMPARED TO THE PERFORMANCE OF THE FUND'S BENCHMARK INDICES FOR THE SAME PERIOD. RETURNS FOR THE A SHARES ARE LOWER THAN THE INSTITUTIONAL SHARES BECAUSE THEY ARE SUBJECT TO A MAXIMUM FRONT-END SALES CHARGE OF 3.50% AND ADDITIONAL ANNUAL EXPENSES SUCH AS A 0.25% DISTRIBUTION FEE (12B-1). A SHARES COMMENCED OPERATIONS ON

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
---------------------------------------
  PRESIDENT'S MESSAGE -- CONTINUED
--------------------------------------------------------------------------------

DECEMBER 20, 2005. ENDING VALUES AND TOTAL RETURNS SHOWN IN THE TABLE ASSUME THE REINVESTMENT OF ALL DISTRIBUTIONS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF SHARES. TOTAL RETURNS WOULD BE LOWER HAD CERTAIN FEES AND EXPENSES NOT BEEN WAIVED AND/OR REIMBURSED.

PERFORMANCE QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE. SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT
PERFORMANCE MAY BE LOWER OR HIGHER THAN THAT SHOWN HERE. PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END IS AVAILABLE BY CALLING 800-336-9970.

AN INVESTMENT IN THE FUND IS NOT INSURED BY THE FDIC OR ANY OTHER GOVERNMENTAL AGENCY, IS NOT A DEPOSIT OF OR OTHER OBLIGATION OF OR GUARANTEED BY WILMINGTON TRUST OR ANY OTHER BANK OR ENTITY, AND IS SUBJECT TO RISKS INCLUDING A POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.

(1) THE SINCE INCEPTION RETURNS SHOWN FOR THE INSTITUTIONAL SHARES AND THE INDICES ARE FOR THE PERIOD JULY 1, 2003, COMMENCEMENT OF OPERATIONS FOR THE INSTITUTIONAL SHARES, THROUGH JUNE 30, 2008.

(2) THE SINCE INCEPTION RETURNS SHOWN FOR THE A SHARES ARE FOR THE PERIOD DECEMBER 20, 2005, COMMENCEMENT OF OPERATIONS FOR THE A SHARES, THROUGH JUNE 30, 2008. THE SINCE INCEPTION RETURNS FOR THE INDICES ARE FOR THE PERIOD DECEMBER 31, 2005 THROUGH JUNE 30, 2008.

(3) PERFORMANCE REFLECTS THE DEDUCTION OF THE 3.50% MAXIMUM FRONT-END SALES CHARGE.

(4) THE EXPENSE RATIOS SHOWN ARE FROM THE MOST RECENT PROSPECTUS DATED NOVEMBER 1, 2007 AND MAY DIFFER FROM THE EXPENSE RATIOS DISCLOSED IN THE FINANCIAL HIGHLIGHTS TABLE IN THIS REPORT.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
---------------------------------------
  PRESIDENT'S MESSAGE -- CONTINUED
--------------------------------------------------------------------------------

     We invite your comments and questions and thank you for your investment in the Wilmington Multi-Manager Funds. We look forward to reviewing our investment outlook and strategy with you in our next report to shareholders.

                                        Sincerely,


                                        /s/ Neil Wolfson

                                        Neil Wolfson
                                        President

July 23, 2008

YOU SHOULD CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES OF THE FUNDS CAREFULLY BEFORE INVESTING. A PROSPECTUS WITH THIS AND OTHER INFORMATION MAY BE OBTAINED BY CALLING 800-336-9970 OR VISITING THE FUNDS' WEB SITE AT WWW.WILMINGTONFUNDS.COM. THE PROSPECTUS SHOULD BE READ CAREFULLY BEFORE INVESTING.

MR. WOLFSON'S COMMENTS REFLECT THE INVESTMENT ADVISER'S VIEWS GENERALLY REGARDING THE MARKET AND THE ECONOMY AND ARE COMPILED FROM THE INVESTMENT ADVISER'S RESEARCH AND FROM COMMENTS PROVIDED BY THE PORTFOLIO MANAGERS AND THE SUB-ADVISERS OF EACH OF THE FUNDS. THESE COMMENTS REFLECT OPINIONS AS OF THE DATE WRITTEN AND ARE SUBJECT TO CHANGE AT ANY TIME.

DISTRIBUTED BY PROFESSIONAL FUNDS DISTRIBUTOR, LLC.

SEE FINANCIAL HIGHLIGHTS.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
---------------------------------------
  EXPENSE DISCLOSURE
--------------------------------------------------------------------------------

DISCLOSURE OF FUND EXPENSES

The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of a Fund, you incur ongoing costs, including management fees and other Fund expenses. A Fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Tables below illustrate your Fund's costs in two ways.

     o ACTUAL FUND RETURN AND EXPENSES. The first line of each table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during the period.

     o HYPOTHETICAL 5% RETURN AND EXPENSES. The second line of each table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees, if any. Therefore, the second line of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The "Annualized Expense Ratio" reflects the actual expenses for the period indicated.

FOR THE PERIOD JANUARY 1, 2008 TO JUNE 30, 2008

EXPENSE TABLES

                                               BEGINNING     ENDING                 EXPENSES
                                                ACCOUNT     ACCOUNT    ANNUALIZED     PAID
                                                 VALUE       VALUE       EXPENSE     DURING
                                                1/01/08     6/30/08       RATIO      PERIOD*
                                               ---------   ---------   ----------   --------
MULTI-MANAGER LARGE-CAP FUND
   -- INSTITUTIONAL SHARES
Actual Fund Return .........................   $1,000.00   $  897.40      1.00%       $4.72
Hypothetical 5% Return Before Expenses .....    1,000.00    1,019.83      1.00         5.03

MULTI-MANAGER LARGE-CAP FUND -- A SHARES
Actual Fund Return .........................   $1,000.00   $  896.40      1.25%       $5.89
Hypothetical 5% Return Before Expenses .....    1,000.00    1,018.57      1.25         6.29

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
---------------------------------------
  EXPENSE DISCLOSURE -- CONTINUED
--------------------------------------------------------------------------------

                                               BEGINNING     ENDING                 EXPENSES
                                                ACCOUNT     ACCOUNT    ANNUALIZED     PAID
                                                 VALUE       VALUE       EXPENSE     DURING
                                                1/01/08     6/30/08       RATIO      PERIOD*
                                               ---------   ---------   ----------   --------
MULTI-MANAGER SMALL-CAP FUND --
   INSTITUTIONAL SHARES
Actual Fund Return .........................   $1,000.00   $  818.70      1.25%       $5.65
Hypothetical 5% Return Before Expenses .....    1,000.00    1,018.57      1.25         6.29

MULTI-MANAGER SMALL-CAP FUND -- A SHARES
Actual Fund Return .........................   $1,000.00   $  816.50      1.50%       $6.77
Hypothetical 5% Return Before Expenses .....    1,000.00    1,017.31      1.50         7.55

MULTI-MANAGER INTERNATIONAL FUND --
   INSTITUTIONAL SHARES
Actual Fund Return .........................   $1,000.00   $  895.10      1.21%       $5.70
Hypothetical 5% Return Before Expenses .....    1,000.00    1,018.77      1.21         6.09

MULTI-MANAGER INTERNATIONAL FUND -- A SHARES
Actual Fund Return .........................   $1,000.00   $  893.40      1.46%       $6.87
Hypothetical 5% Return Before Expenses .....    1,000.00    1,017.56      1.46         7.30

MULTI-MANAGER REAL ASSET FUND --
   INSTITUTIONAL SHARES
Actual Fund Return .........................   $1,000.00   $1,222.70      0.67%       $3.70
Hypothetical 5% Return Before Expenses .....    1,000.00    1,021.49      0.67         3.37

MULTI-MANAGER REAL ASSET FUND -- A SHARES
Actual Fund Return .........................   $1,000.00   $1,220.00      0.98%       $5.41
Hypothetical 5% Return Before Expenses .....    1,000.00    1,019.93      0.98         4.93

* Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year, then divided by 366.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
---------------------------------------
  DISCLOSURE OF PORTFOLIO HOLDINGS
--------------------------------------------------------------------------------

PORTFOLIO HOLDINGS

JUNE 30, 2008

The following tables present a summary of the portfolio holdings of each of the Wilmington Multi-Manager Funds as a percentage of its total investments.

MULTI-MANAGER LARGE-CAP FUND

Common Stock
   Information Technology ......   18.2%
   Energy ......................   17.5%
   Consumer Staples ............   12.0%
   Health Care .................   11.3%
   Financials ..................    9.5%
   Consumer Discretionary ......    8.8%
   Industrials .................    8.7%
   Materials ...................    7.6%
   Telecommunication Services ..    2.2%
   Utilities ...................    2.1%
Exchange-Traded Funds ..........    0.5%
Short-Term Investments .........    1.6%
                                   ----
                                    100%
                                   ====

MULTI-MANAGER SMALL-CAP FUND

Common Stock
   Information Technology ......   16.8%
   Industrials .................   16.7%
   Health Care .................   16.0%
   Consumer Discretionary ......   13.3%
   Energy ......................   11.0%
   Financials ..................    9.9%
   Materials ...................    4.2%
   Consumer Staples ............    2.6%
   Telecommunication Services ..    1.2%
   Utilities ...................    1.2%
Exchange-Traded Funds ..........    5.6%
Short-Term Investments .........    1.5%
                                   ----
                                    100%
                                   ====

MULTI-MANAGER INTERNATIONAL FUND
SECTOR

Common Stock
   Financials ..................   20.7%
   Materials ...................   14.8%
   Industrials .................   11.7%
   Energy ......................   10.9%
   Telecommunication Services ..    7.4%
   Consumer Discretionary ......    7.1%
   Consumer Staples ............    6.7%
   Health Care .................    5.7%
   Information Technology ......    5.7%
   Exchange-Traded Funds .......    4.0%
   Utilities ...................    4.4%
Short-Term Investments .........    0.9%
                                   ----
                                    100%
                                   ====

COUNTRY

Japan ..........................   12.2%
United Kingdom .................   12.1%
Germany ........................    6.5%
France .........................    5.6%
Switzerland ....................    5.1%
Australia ......................    4.2%
Brazil .........................    3.4%
Netherlands ....................    3.3%
Russia .........................    3.3%
South Korea ....................    2.6%
Spain ..........................    2.5%
Taiwan .........................    2.4%
Hong Kong ......................    2.3%
Mexico .........................    2.0%
Canada .........................    1.7%
Italy ..........................    1.7%
South Africa ...................    1.7%
Sweden .........................    1.3%
Israel .........................    1.2%
China ..........................    1.1%
Finland ........................    1.1%
Czech Republic .................    1.0%
Poland .........................    1.0%
Austria ........................    1.0%
All Other Countries Less
   Than 1% .....................   14.8%
Exchange-Traded Funds ..........    4.0%
Short-Term Investments .........    0.9%
                                   ----
                                    100%
                                   ====

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
---------------------------------------
  DISCLOSURE OF PORTFOLIO HOLDINGS -- CONTINUED
--------------------------------------------------------------------------------

MULTI-MANAGER REAL ASSET FUND

Treasury Inflation Protected Securities
   U.S. Treasury Obligations ..........    36.3%
   Exchange-Traded Funds ..............     3.5%
Real Estate Related Securities
   REITs
      Retail ..........................     5.0%
      Specialized .....................     2.0%
      Office ..........................     1.9%
      Residential .....................     1.6%
      Diversified .....................     1.4%
      Industrial ......................     1.1%
   Common Stock .......................     4.3%
   Exchange-Traded Funds ..............     0.6%
Commodity Related Securities
   Structured Note ....................    10.5%
   Exchange-Traded Notes ..............    10.2%
   Exchange-Traded Funds ..............     6.6%
   Investment Companies ...............     5.1%
Short-Term Investments ................     9.9%
                                          -----
                                          100.0%
                                          =====

DISCLOSURE OF PORTFOLIO HOLDINGS

The Trust files a complete schedule of investments with the SEC for its first and third fiscal quarters on Form N-Q. Form N-Q is available without charge by visiting the SEC's website at http://www.sec.gov, or it may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
---------------------------------------
MULTI-MANAGER LARGE-CAP FUND
----------------------------
  INVESTMENTS / JUNE 30, 2008

(Showing Percentage of Net Assets)
--------------------------------------------------------------------------------

                                                                      VALUE
                                                     SHARES          (NOTE 2)
                                                  ------------   ---------------
COMMON STOCK -- 96.6%
 CONSUMER DISCRETIONARY -- 8.7%
  AUTO COMPONENTS -- 0.7%
   Autoliv, Inc. ..............................         14,810   $       690,442
   BorgWarner, Inc. ...........................            772            34,262
   Gentex Corp. ...............................          1,009            14,570
   Johnson Controls, Inc. .....................         21,692           622,127
   The Goodyear Tire & Rubber Co.* ............         15,518           276,686
   TRW Automotive Holdings Corp.* .............             60             1,108
   WABCO Holdings, Inc. .......................            316            14,681
                                                                 ---------------
                                                                       1,653,876
                                                                 ---------------
  AUTOMOBILES -- 0.1%
   Ford Motor Co.* ............................         30,038           144,483
   General Motors Corp. .......................          2,620            30,130
   Harley-Davidson, Inc. ......................          1,864            67,588
   Thor Industries, Inc. ......................            288             6,123
                                                                 ---------------
                                                                         248,324
                                                                 ---------------
  DISTRIBUTORS -- 0.0%
   Central European Distribution Corp.* .......            300            22,245
   Genuine Parts Co. ..........................            380            15,078
   LKQ Corp.* .................................          1,100            19,877
                                                                 ---------------
                                                                          57,200
                                                                 ---------------
  DIVERSIFIED CONSUMER SERVICES -- 0.2%
   Apollo Group, Inc. Class A* ................          1,052            46,562
   Career Education Corp.* ....................             90             1,315
   DeVry, Inc. ................................            300            16,086
   H&R Block, Inc. ............................          2,066            44,212
   Hillenbrand, Inc. ..........................             52             1,113
   ITT Educational Services, Inc.* ............            211            17,435
   Service Corp. International ................         28,170           277,756
   Strayer Education, Inc. ....................            100            20,907
   Weight Watchers International, Inc. ........            264             9,401
                                                                 ---------------
                                                                         434,787
                                                                 ---------------
  HOTELS, RESTAURANTS & LEISURE -- 1.7%
   Boyd Gaming Corp. ..........................            310             3,894
   Brinker International, Inc. ................         13,385           252,976

                                                                      VALUE
                                                     SHARES          (NOTE 2)
                                                  ------------   ---------------
  HOTELS, RESTAURANTS & LEISURE -- (CONTINUED)
   Burger King Holdings, Inc. .................            330   $         8,841
   Carnival Corp. .............................          1,760            58,009
   Chipotle Mexican Grill, Inc.- Class A* .....            200            16,524
   Choice Hotels International, Inc. ..........            484            12,826
   Darden Restaurants, Inc. ...................         26,469           845,420
   International Game Technology ..............          2,199            54,931
   International Speedway Corp.- Class A ......            270            10,538
   Las Vegas Sands Corp.* .....................            481            22,819
   Marriott International, Inc.- Class A ......          1,976            51,850
   McDonald's Corp. ...........................         38,279         2,152,045
   MGM MIRAGE* ................................            648            21,961
   Orient-Express Hotels, Ltd. ................            221             9,600
   Panera Bread Co.* ..........................            185             8,558
   Penn National Gaming, Inc.* ................            502            16,139
   Royal Caribbean Cruises, Ltd. ..............            580            13,033
   Scientific Games Corp.* ....................            343            10,160
   Starbucks Corp.* ...........................          4,574            71,995
   Starwood Hotels & Resorts Worldwide, Inc. ..          1,372            54,976
   The Cheesecake Factory, Inc.* ..............            370             5,887
   Tim Hortons, Inc. ..........................          1,100            31,559
   Wendy's International, Inc. ................            448            12,194
   Wyndham Worldwide Corp. ....................         18,258           327,001
   Wynn Resorts, Ltd. .........................            460            37,421
   Yum! Brands, Inc. ..........................          3,219           112,955
                                                                 ---------------
                                                                       4,224,112
                                                                 ---------------
  HOUSEHOLD DURABLES -- 0.5%
   Black & Decker Corp. .......................            300            17,253
   Centex Corp. ...............................            120             1,605
   D.R. Horton, Inc. ..........................            720             7,812
   Fortune Brands, Inc. .......................            310            19,347
   Garmin, Ltd. ...............................            787            33,715
   Harman International Industries, Inc. ......            466            19,288

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
---------------------------------------
MULTI-MANAGER LARGE-CAP FUND
----------------------------
  INVESTMENTS / JUNE 30, 2008 -- CONTINUED

--------------------------------------------------------------------------------

                                                                      VALUE
                                                     SHARES          (NOTE 2)
                                                  ------------   ---------------
  HOUSEHOLD DURABLES -- (CONTINUED)
   Jarden Corp.* ..............................          9,950   $       181,488
   KB Home Co. ................................            170             2,878
   Leggett & Platt, Inc. ......................            870            14,590
   Lennar Corp. Class A .......................            270             3,332
   M.D.C. Holdings, Inc. ......................             70             2,734
   Mohawk Industries, Inc.* ...................          2,840           182,044
   Newell Rubbermaid, Inc. ....................            960            16,119
   NVR, Inc.* .................................             13             6,501
   Pulte Homes, Inc. ..........................            426             4,102
   Ryland Group, Inc. .........................            230             5,016
   Snap-On, Inc. ..............................         11,485           597,335
   The Stanley Works ..........................            300            13,449
   Toll Brothers, Inc.* .......................            130             2,435
   Tupperware Brands Corp. ....................          4,188           143,313
   Whirlpool Corp. ............................            170            10,494
                                                                 ---------------
                                                                       1,284,850
                                                                 ---------------
  INTERNET & CATALOG RETAIL -- 0.4%
   Amazon.com, Inc.* ..........................          1,954           143,287
   Expedia, Inc.* .............................         39,421           724,558
   IAC/Interactive Corp.* .....................            476             9,177
   Liberty Media Corp. - Interactive -
      Class A* ................................            130             1,919
   NutriSystem, Inc. ..........................             90             1,273
   Priceline.com, Inc.* .......................          1,398           161,413
                                                                 ---------------
                                                                       1,041,627
                                                                 ---------------
  LEISURE EQUIPMENT & PRODUCTS -- 0.0%
   Brunswick Corp. ............................            440             4,664
   Eastman Kodak Co. ..........................            920            13,276
   Hasbro, Inc. ...............................            590            21,075
   Mattel, Inc. ...............................            670            11,470
   Pool Corp. .................................            170             3,019
                                                                 ---------------
                                                                          53,504
                                                                 ---------------
  MEDIA -- 2.3%
   Cablevision Systems New York Group -
      Class A* ................................          1,460            32,996
   CBS Corp. - Class B ........................          5,856           114,133
   Central European Media
      Enterprises, Ltd. - Class A* ............            168            15,209
   Clear Channel Outdoor Holdings, Inc. -
      Class A* ................................            291             5,189
   Comcast Corp. - Class A ....................          6,312           119,739

                                                                      VALUE
                                                     SHARES          (NOTE 2)
                                                  ------------   ---------------
  MEDIA -- (CONTINUED)
   Comcast Corp. - Special Class A ............         38,150   $       715,694
   CTC Media, Inc.* ...........................            294             7,250
   Discovery Holding Co. - Class A* ...........            370             8,125
   DISH Network Corp.* ........................         21,482           628,993
   DreamWorks Animation SKG, Inc.
      - Class A* ..............................            287             8,555
   Gannett Co., Inc. ..........................          1,310            28,388
   Harte-Hanks, Inc. ..........................            210             2,405
   Idearc, Inc. ...............................            180               423
   John Wiley & Sons, Inc. - Class A ..........          4,181           188,270
   Lamar Advertising Co. - Class A* ...........            445            16,033
   Liberty Global, Inc. - Class A* ............          3,353           105,385
   Liberty Media Corp. - Entertainment* .......          2,900            70,267
   Marvel Entertainment, Inc.* ................          3,505           112,651
   Meredith Corp. .............................            240             6,790
   News Corp. - Class A .......................         45,460           683,718
   Omnicom Group, Inc. ........................          2,446           109,776
   R.H. Donnelley Corp.* ......................          2,450             7,350
   Regal Entertainment Group - Class A ........          9,826           150,141
   Sirius Satellite Radio, Inc.* ..............          7,616            14,623
   The DIRECTV Group, Inc.* ...................          3,629            94,027
   The E.W. Scripps Co. - Class A .............            130             5,400
   The Interpublic Group of Cos., Inc.* .......         22,431           192,907
   The McClatchy Co. - Class A ................            450             3,051
   The McGraw-Hill Cos., Inc. .................          1,802            72,296
   The New York Times Co. - Class A ...........            130             2,001
   The Walt Disney Co. ........................         54,589         1,703,177
   The Washington Post Co. - Class B ..........             10             5,869
   Time Warner Cable, Inc. - Class A* .........            478            12,657
   Time Warner, Inc. ..........................          8,994           133,111
   Viacom, Inc. - Class B* ....................          4,638           141,645

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
---------------------------------------
MULTI-MANAGER LARGE-CAP FUND
----------------------------
  INVESTMENTS / JUNE 30, 2008 -- CONTINUED

--------------------------------------------------------------------------------

                                                                      VALUE
                                                     SHARES          (NOTE 2)
                                                  ------------   ---------------
  MEDIA -- (CONTINUED)
   Virgin Media, Inc. .........................            410   $         5,580
   Warner Music Group Corp. ...................            785             5,605
   XM Satellite Radio Holdings, Inc.* .........          1,478            11,588
                                                                 ---------------
                                                                       5,541,017
                                                                 ---------------
  MULTILINE RETAIL -- 0.9%
   Big Lots, Inc.* ............................         29,964           936,075
   Dollar Tree Stores, Inc.* ..................            521            17,031
   Family Dollar Stores, Inc. .................            796            15,872
   J.C. Penney Co., Inc. ......................         13,340           484,109
   Kohl's Corp.* ..............................          1,506            60,300
   Macy's, Inc. ...............................            590            11,458
   Nordstrom, Inc. ............................          1,427            43,238
   Saks, Inc.* ................................            400             4,392
   Sears Holdings Corp.* ......................            200            14,732
   Target Corp. ...............................         10,838           503,859
                                                                 ---------------
                                                                       2,091,066
                                                                 ---------------
  SPECIALTY RETAIL -- 1.1%
   Abercrombie & Fitch Co. - Class A ..........            592            37,107
   Advance Auto Parts, Inc. ...................            708            27,492
   American Eagle Outfitters, Inc. ............          1,643            22,394
   AnnTaylor Stores Corp.* ....................            364             8,721
   AutoNation, Inc.* ..........................            820             8,216
   AutoZone, Inc.* ............................          4,827           584,115
   Barnes & Noble, Inc. .......................          6,303           156,567
   Bed Bath & Beyond, Inc.* ...................          1,678            47,152
   Best Buy Co., Inc. .........................          2,745           108,702
   Carmax, Inc.* ..............................          1,232            17,482
   Chico's FAS, Inc.* .........................            340             1,826
   Circuit City Stores, Inc. ..................            440             1,272
   Coldwater Creek, Inc.* .....................            340             1,795
   Dick's Sporting Goods, Inc.* ...............            422             7,486
   Foot Locker, Inc. ..........................            720             8,964
   GameStop Corp. - Class A* ..................            818            33,047
   Guess?, Inc. ...............................            277            10,374
   Limited Brands, Inc. .......................          1,753            29,538
   Lowe's Cos., Inc. ..........................         26,910           558,382
   O' Reilly Automotive, Inc.* ................            664            14,840

                                                                      VALUE
                                                     SHARES          (NOTE 2)
                                                  ------------   ---------------
  SPECIALTY RETAIL -- (CONTINUED)
   Office Depot, Inc.* ........................            840   $         9,190
   OfficeMax, Inc. ............................            370             5,143
   PetSmart, Inc. .............................            699            13,945
   RadioShack Corp. ...........................            730             8,957
   Ross Stores, Inc. ..........................            936            33,247
   Staples, Inc. ..............................          4,332           102,885
   The Gap, Inc. ..............................          9,594           159,932
   The Home Depot, Inc. .......................          4,410           103,282
   The Sherwin-Williams Co. ...................            940            43,174
   The TJX Cos., Inc. .........................          2,912            91,641
   Tiffany & Co. ..............................            672            27,384
   Tractor Supply Co.* ........................             80             2,323
   Urban Outfitters, Inc.* ....................          9,252           288,570
   Williams-Sonoma, Inc. ......................            485             9,622
                                                                 ---------------
                                                                       2,584,767
                                                                 ---------------
  TEXTILES, APPAREL & LUXURY GOODS -- 0.8%
   Coach, Inc.* ...............................          8,017           231,531
   Hanesbrands, Inc.* .........................         14,666           398,035
   Jones Apparel Group, Inc. ..................            850            11,687
   Liz Claiborne, Inc. ........................            490             6,934
   NIKE, Inc. - Class B .......................         19,018         1,133,663
   Phillips-Van Heusen Corp. ..................            290            10,620
   Polo Ralph Lauren Corp. ....................            536            33,650
   V.F. Corp. .................................            290            20,642
                                                                 ---------------
                                                                       1,846,762
                                                                 ---------------
 TOTAL CONSUMER DISCRETIONARY .................                      21,061,892
                                                                 ---------------
 CONSUMER STAPLES -- 11.9%
  BEVERAGES -- 3.1%
   Anheuser-Busch Cos., Inc. ..................          4,104           254,940
   Brown-Forman Corp. - Class B ...............            550            41,564
   Coca-Cola Enterprises, Inc. ................            730            12,629
   Constellation Brands, Inc. - Class A* ......          5,279           104,841
   Hansen Natural Corp.* ......................            356            10,260
   Molson Coors Brewing Co. - Class B .........         16,489           895,847
   Pepsi Bottling Group, Inc. .................            390            10,889
   PepsiAmericas, Inc. ........................          4,850            95,933

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
---------------------------------------
MULTI-MANAGER LARGE-CAP FUND
----------------------------
  INVESTMENTS / JUNE 30, 2008 -- CONTINUED

--------------------------------------------------------------------------------

                                                                      VALUE
                                                     SHARES          (NOTE 2)
                                                  ------------   ---------------
  BEVERAGES -- (CONTINUED)
   PepsiCo, Inc. ..............................         41,218   $     2,621,053
   The Coca-Cola Co. ..........................         64,093         3,331,554
                                                                 ---------------
                                                                       7,379,510
                                                                 ---------------
  FOOD & STAPLES RETAILING -- 4.6%
   BJ's Wholesale Club, Inc.* .................         21,050           814,635
   Costco Wholesale Corp. .....................         18,217         1,277,740
   CVS Caremark Corp. .........................         86,135         3,408,362
   Rite Aid Corp.* ............................            450               716
   Safeway, Inc. ..............................            330             9,422
   SUPERVALU, Inc. ............................            410            12,665
   Sysco Corp. ................................         35,450           975,229
   The Kroger Co. .............................         23,236           670,823
   Wal-Mart Stores, Inc. ......................         66,583         3,741,965
   Walgreen Co. ...............................          6,287           204,390
   Whole Foods Market, Inc. ...................          1,099            26,035
                                                                 ---------------
                                                                      11,141,982
                                                                 ---------------
  FOOD PRODUCTS -- 0.9%
   Archer-Daniels-Midland Co. .................          7,110           239,962
   Bunge, Ltd. ................................             70             7,538
   Campbell Soup Co. ..........................          1,476            49,387
   ConAgra Foods, Inc. ........................          1,150            22,172
   Corn Products International, Inc. ..........          3,063           150,424
   Dean Foods Co.* ............................         14,419           282,901
   Del Monte Foods Co. ........................            160             1,136
   General Mills, Inc. ........................            972            59,068
   H.J. Heinz Co. .............................          1,877            89,814
   Hormel Foods Corp. .........................            220             7,614
   Kellogg Co. ................................          1,361            65,355
   Kraft Foods, Inc. - Class A ................         28,316           805,590
   McCormick & Co., Inc. ......................            710            25,319
   Sara Lee Corp. .............................          2,530            30,993
   Smithfield Foods, Inc.* ....................         12,700           252,476
   The Hershey Co. ............................          1,320            43,270
   The J.M. Smucker Co. .......................             70             2,845
   Tyson Foods, Inc. - Class A ................            890            13,297
   Wm. Wrigley Jr. Co. ........................          1,245            96,836
                                                                 ---------------
                                                                       2,245,997
                                                                 ---------------

                                                                      VALUE
                                                     SHARES          (NOTE 2)
                                                  ------------   ---------------
  HOUSEHOLD PRODUCTS -- 2.2%
   Church & Dwight Co., Inc. ..................         15,626   $       880,525
   Colgate-Palmolive Co. ......................         14,393           994,556
   Energizer Holdings, Inc.* ..................            211            15,422
   Kimberly-Clark Corp. .......................          2,180           130,321
   Procter & Gamble Co. .......................         55,494         3,374,590
   The Clorox Co. .............................            640            33,408
                                                                 ---------------
                                                                       5,428,822
                                                                 ---------------
  PERSONAL PRODUCTS -- 0.2%
   Alberto-Culver Co. .........................            159             4,177
   Avon Products, Inc. ........................          6,456           232,545
   Bare Escentuals, Inc.* .....................            218             4,083
   Estee Lauder Cos., Inc. - Class A ..........            837            38,879
   Herbalife, Ltd. ............................          2,446            94,783
   NBTY, Inc.* ................................            340            10,900
                                                                 ---------------
                                                                         385,367
                                                                 ---------------
  TOBACCO -- 0.9%
   Altria Group, Inc. .........................         15,516           319,009
   Lorillard, Inc.* ...........................            730            50,487
   Philip Morris International, Inc. ..........         32,776         1,618,807
   Reynolds American, Inc. ....................          3,387           158,071
   UST, Inc. ..................................            440            24,028
                                                                 ---------------
                                                                       2,170,402
                                                                 ---------------
 TOTAL CONSUMER STAPLES .......................                       28,752,080
                                                                 ---------------
 ENERGY -- 17.3%
  ENERGY EQUIPMENT & SERVICES -- 5.6%
   Atwood Oceanics, Inc.* .....................            200            24,868
   Baker Hughes, Inc. .........................          9,783           854,447
   BJ Services Co. ............................          1,770            56,534
   Cameron International Corp.* ...............         30,448         1,685,297
   Diamond Offshore Drilling, Inc. ............            516            71,796
   Dresser-Rand Group, Inc.* ..................            758            29,638
   ENSCO International, Inc. ..................          1,742           140,649
   FMC Technologies, Inc.* ....................            763            58,698
   Global Industries, Ltd.* ...................            585            10,489
   Halliburton Co. ............................         56,302         2,987,947

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
---------------------------------------
MULTI-MANAGER LARGE-CAP FUND
----------------------------
  INVESTMENTS / JUNE 30, 2008 -- CONTINUED

--------------------------------------------------------------------------------

                                                                      VALUE
                                                     SHARES          (NOTE 2)
                                                  ------------   ---------------
  ENERGY EQUIPMENT & SERVICES -- (CONTINUED)
   Helix Energy Solutions Group, Inc.* ........            462   $        19,238
   Helmerich & Payne, Inc. ....................            120             8,642
   IHS, Inc. - Class A* .......................            300            20,880
   Nabors Industries, Ltd.* ...................          1,793            88,269
   National Oilwell Varco, Inc.* ..............          4,845           429,848
   Noble Corp. ................................          5,489           356,565
   Oceaneering International, Inc.* ...........            297            22,884
   Oil States International, Inc.* ............            300            19,032
   Patterson-UTI Energy, Inc. .................          1,010            36,400
   Pride International, Inc.* .................            933            44,122
   Rowan Cos., Inc. ...........................          1,269            59,326
   Schlumberger, Ltd. .........................         36,442         3,914,964
   SEACOR Holdings, Inc.* .....................         10,096           903,693
   Smith International, Inc. ..................          2,312           192,220
   Superior Energy Services, Inc.* ............            522            28,783
   Tetra Technologies, Inc.* ..................            369             8,749
   Tidewater, Inc. ............................            308            20,029
   Transocean, Inc.* ..........................          3,753           571,920
   Unit Corp.* ................................          7,864           652,476
   Weatherford International, Ltd.* ...........          7,620           377,876
                                                                 ---------------
                                                                      13,696,279
                                                                 ---------------
  OIL, GAS & CONSUMABLE FUELS -- 11.7%
   Alpha Natural Resources, Inc.* .............            400            41,716
   Anadarko Petroleum Corp. ...................         10,070           753,639
   Apache Corp. ...............................          7,840         1,089,760
   Arch Coal, Inc. ............................            899            67,452
   Cabot Oil & Gas Corp. ......................            771            52,220
   Chesapeake Energy Corp. ....................          4,229           278,945
   Chevron Corp. ..............................         26,170         2,594,232
   Cimarex Energy Co. .........................          7,200           501,624
   CNX Gas Corp.* .............................            145             6,096
   ConocoPhillips .............................         39,390         3,718,022
   Consol Energy, Inc. ........................          2,110           237,101
   Continental Resources, Inc.* ...............            126             8,734
   Denbury Resources, Inc.* ...................          7,343           268,019
   Devon Energy Corp. .........................         23,350         2,805,736
   El Paso Corp. ..............................         59,440         1,292,226

                                                                      VALUE
                                                     SHARES          (NOTE 2)
                                                  ------------   ---------------
  OIL, GAS & CONSUMABLE FUELS -- (CONTINUED)
   Encore Acquisition Co.* ....................          2,617   $       196,772
   EOG Resources, Inc. ........................          2,530           331,936
   Exxon Mobil Corp. ..........................         80,569         7,100,546
   Forest Oil Corp.* ..........................             40             2,980
   Foundation Coal Holdings, Inc. .............            367            32,509
   Frontier Oil Corp. .........................            540            12,911
   Frontline, Ltd. ............................          1,060            73,967
   Hess Corp. .................................          3,460           436,617
   Holly Corp. ................................            257             9,488
   Marathon Oil Corp. .........................          5,280           273,874
   Mariner Energy, Inc.* ......................            600            22,182
   Massey Energy Co. ..........................          2,612           244,875
   Murphy Oil Corp. ...........................          4,593           450,344
   Newfield Exploration Co.* ..................             20             1,305
   Noble Energy, Inc. .........................          1,967           197,801
   Occidental Petroleum Corp. .................         36,860         3,312,240
   Overseas Shipholding Group, Inc. ...........             50             3,976
   Patriot Coal Corp.* ........................            140            21,461
   Peabody Energy Corp. .......................          3,102           273,131
   Petrohawk Energy Corp.* ....................          1,300            60,203
   Plains Exploration & Production Co.* .......          3,512           256,271
   Quicksilver Resources, Inc.* ...............            608            23,493
   Range Resources Corp. ......................          1,665           109,124
   SandRidge Energy, Inc.* ....................            566            36,552
   Southwestern Energy Co.* ...................          3,938           187,488
   Spectra Energy Corp. .......................          3,520           101,165
   St. Mary Land & Exploration Co. ............            150             9,696
   Sunoco, Inc. ...............................          1,133            46,102
   Teekay Corp. ...............................            270            12,199
   Tesoro Corp. ...............................          2,012            39,777
   Valero Energy Corp. ........................          4,180           172,132
   W&T Offshore, Inc. .........................            132             7,723
   Western Refining, Inc. .....................             40               474
   Whiting Petroleum Corp.* ...................            300            31,824
   Williams Cos., Inc. ........................          6,623           266,973
   XTO Energy, Inc. ...........................          3,333           228,344
                                                                 ---------------
                                                                      28,303,977
                                                                 ---------------
 TOTAL ENERGY .................................                       42,000,256
                                                                 ---------------

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
---------------------------------------
MULTI-MANAGER LARGE-CAP FUND
----------------------------
  INVESTMENTS / JUNE 30, 2008 -- CONTINUED

--------------------------------------------------------------------------------

                                                                      VALUE
                                                     SHARES          (NOTE 2)
                                                  ------------   ---------------
 FINANCIALS -- 9.3%
  CAPITAL MARKETS -- 2.4%
   Affiliated Managers Group, Inc.* ...........            188   $        16,931
   Allied Capital Corp. .......................          1,050            14,584
   American Capital Strategies, Ltd. ..........            770            18,303
   Ameriprise Financial, Inc. .................            300            12,201
   BlackRock, Inc. ............................             74            13,098
   E*TRADE Group, Inc.* .......................          4,411            13,851
   Eaton Vance Corp. ..........................            787            31,291
   Federated Investors, Inc. ..................            578            19,895
   Franklin Resources, Inc. ...................            768            70,387
   GLG Partners, Inc. .........................            224             1,747
   Goldman Sachs Group, Inc. ..................          1,666           291,383
   Invesco, Ltd. ..............................            889            21,318
   Investment Technology Group, Inc.* .........         17,734           593,380
   Janus Capital Group, Inc. ..................            919            24,326
   Jefferies Group, Inc. ......................            370             6,223
   Lazard, Ltd. - Class A .....................            464            15,846
   Legg Mason, Inc. ...........................            240            10,457
   Lehman Brothers Holdings, Inc. .............            910            18,027
   Merrill Lynch & Co., Inc. ..................         13,110           415,718
   MF Global, Ltd.* ...........................          3,647            23,013
   Morgan Stanley .............................          2,356            84,981
   Northern Trust Corp. .......................          6,021           412,860
   optionsXpress Holdings, Inc. ...............          3,043            67,981
   Raymond James Financial, Inc. ..............          8,828           232,971
   SEI Investments Co. ........................            993            23,355
   State Street Corp. .........................         24,026         1,537,424
   T. Rowe Price Group, Inc. ..................          4,693           265,014
   TD Ameritrade Holding Corp.* ...............         20,793           376,145
   The Bank of New York Mellon Corp. ..........          1,145            43,315
   The Charles Schwab Corp. ...................         56,104         1,152,376
   Waddell & Reed Financial, Inc. - Class A ...            500            17,505
                                                                 ---------------
                                                                       5,845,906
                                                                 ---------------

                                                                      VALUE
                                                     SHARES          (NOTE 2)
                                                  ------------   ---------------
  COMMERCIAL BANKS -- 1.0%
   Associated Banc-Corp. ......................            580   $        11,188
   BancorpSouth, Inc. .........................            180             3,148
   Bank of Hawaii Corp. .......................         19,420           928,276
   BB&T Corp. .................................          1,780            40,531
   BOK Financial Corp. ........................             10               535
   City National Corp. ........................            110             4,628
   Comerica, Inc. .............................            740            18,966
   Commerce Bancshares, Inc. ..................            241             9,558
   Cullen/Frost Bankers, Inc. .................            130             6,481
   Fifth Third Bancorp ........................          2,460            25,043
   First Citizens BancShares, Inc. - Class A ..             10             1,395
   First Horizon National Corp. ...............          1,110             8,247
   Fulton Financial Corp. .....................          1,000            10,050
   Huntington Bancshares, Inc. ................          1,020             5,885
   KeyCorp. ...................................          1,600            17,568
   M&T Bank Corp. .............................            250            17,635
   Marshall & Ilsley Corp. ....................            720            11,038
   PNC Financial Services Group ...............            710            40,541
   Popular, Inc. ..............................            880             5,799
   Regions Financial Corp. ....................          2,140            23,347
   SunTrust Banks, Inc. .......................          1,030            37,307
   SVB Financial Group* .......................          4,211           202,591
   Synovus Financial Corp. ....................          1,900            16,587
   TCF Financial Corp. ........................            320             3,850
   The Colonial BancGroup, Inc. ...............             60               265
   U.S. Bancorp ...............................          4,790           133,593
   UnionBanCal Corp. ..........................            350            14,147
   Valley National Bancorp ....................            272             4,289
   Wachovia Corp. .............................          8,050           125,016
   Webster Financial Corp. ....................            340             6,324
   Wells Fargo & Co. ..........................         31,280           742,900
   Zions Bancorp ..............................            220             6,928
                                                                 ---------------
                                                                       2,483,656
                                                                 ---------------
  CONSUMER FINANCE -- 0.5%
   American Express Co. .......................         30,285         1,140,836
   Capital One Financial Corp. ................          1,840            69,939
   Discover Financial Services ................            995            13,104

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
---------------------------------------
MULTI-MANAGER LARGE-CAP FUND
----------------------------
  INVESTMENTS / JUNE 30, 2008 -- CONTINUED

--------------------------------------------------------------------------------

                                                                      VALUE
                                                     SHARES          (NOTE 2)
                                                  ------------   ---------------
  CONSUMER FINANCE -- (CONTINUED)
   SLM Corp.* .................................          3,908   $        75,620
   The First Marblehead Corp. .................            290               745
   The Student Loan Corp. .....................             90             8,827
                                                                 ---------------
                                                                       1,309,071
                                                                 ---------------
  DIVERSIFIED FINANCIAL SERVICES -- 1.5%
   Bank of America Corp. ......................         60,490         1,443,896
   CIT Group, Inc. ............................          1,730            11,781
   Citigroup, Inc. ............................         51,420           861,799
   CME Group, Inc. ............................            169            64,759
   Intercontinental Exchange, Inc.* ...........          1,698           193,572
   JPMorgan Chase & Co. .......................         24,850           852,604
   Leucadia National Corp. ....................             10               469
   Liberty Media Corp. - Capital Class A* .....            800            11,520
   MSCI, Inc.* ................................            916            33,242
   Nymex Holdings, Inc. .......................            515            43,507
   NYSE Euronext, Inc. ........................          1,042            52,788
   The NASDAQ OMX Group, Inc. .................            572            15,187
                                                                 ---------------
                                                                       3,585,124
                                                                 ---------------
  INSURANCE -- 3.0%
   ACE, Ltd. ..................................          1,590            87,593
   AFLAC, Inc. ................................          3,966           249,065
   Alleghany Corp.* ...........................             30             9,962
   Allied World Assurance Holdings, Ltd. ......            200             7,924
   American Financial Group, Inc. .............            665            17,789
   American International Group, Inc. .........         33,940           898,052
   American National Insurance Co. ............             30             2,941
   AON Corp. ..................................            770            35,374
   Arch Capital Group, Ltd.* ..................          2,098           139,139
   Arthur J. Gallagher & Co. ..................            280             6,748
   Assurant, Inc. .............................         12,405           818,234
   AXIS Capital Holdings, Ltd. ................            670            19,973
   Brown & Brown, Inc. ........................            960            16,694
   Chubb Corp. ................................         22,850         1,119,878
   Cincinnati Financial Corp. .................            680            17,272

                                                                      VALUE
                                                     SHARES          (NOTE 2)
                                                  ------------   ---------------
  INSURANCE -- (CONTINUED)
   CNA Financial Corp. ........................          1,100   $        27,665
   Conseco, Inc.* .............................          2,270            22,518
   Endurance Specialty Holdings, Ltd. .........            570            17,550
   Erie Indemnity Co. - Class A ...............            212             9,784
   Everest Re Group, Ltd. .....................            260            20,725
   Fidelity National Financial, Inc. -
      Class A .................................            330             4,158
   First American Corp. .......................            310             8,184
   Genworth Financial, Inc. - Class A .........         10,797           192,295
   Hartford Financial Services Group, Inc. ....          1,240            80,067
   HCC Insurance Holdings, Inc. ...............            710            15,009
   Lincoln National Corp. .....................            850            38,522
   Loews Corp. ................................         14,330           672,077
   Markel Corp.* ..............................             20             7,340
   Marsh & McLennan Cos., Inc. ................          1,390            36,904
   Mercury General Corp. ......................            220            10,278
   MetLife, Inc. ..............................          2,610           137,730
   Old Republic International Corp. ...........          1,780            21,075
   OneBeacon Insurance Group, Ltd. ............             80             1,406
   PartnerRe, Ltd. ............................            320            22,122
   Philadelphia Consolidated Holding Corp.* ...            544            18,480
   Principal Financial Group, Inc. ............            960            40,291
   Protective Life Corp. ......................            390            14,840
   Prudential Financial, Inc. .................          1,580            94,389
   Reinsurance Group of America, Inc. .........            350            15,232
   RenaissanceRe Holdings, Ltd. ...............            420            18,761
   Safeco Corp. ...............................          3,301           221,695
   StanCorp Financial Group, Inc. .............            120             5,635
   The Allstate Corp. .........................          2,790           127,196
   The Hanover Insurance Group, Inc. ..........             30             1,275
   The Progressive Corp. ......................          3,230            60,466
   The Travelers Cos., Inc. ...................         14,860           644,924
   Torchmark Corp. ............................         17,480         1,025,202
   TransAtlantic Holdings, Inc. ...............            322            18,183

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
---------------------------------------
MULTI-MANAGER LARGE-CAP FUND
----------------------------
  INVESTMENTS / JUNE 30, 2008 -- CONTINUED

--------------------------------------------------------------------------------

                                                                      VALUE
                                                     SHARES          (NOTE 2)
                                                  ------------   ---------------
  INSURANCE -- (CONTINUED)
   Unitrin, Inc. ..............................            470   $        12,958
   Unum Group .................................          1,110            22,700
   W.R. Berkley Corp. .........................            984            23,773
   White Mountains Insurance Group, Ltd. ......             20             8,580
   XL Capital, Ltd. - Class A .................          2,250            46,260
                                                                 ---------------
                                                                       7,212,887
                                                                 ---------------
  REAL ESTATE INVESTMENT TRUSTS -- 0.6%
   AMB Property Corp. .........................             70             3,527
   Annaly Mortgage Management, Inc. ...........          9,324           144,615
   Apartment Investment & Management Co.
      - Class A ...............................          7,064           240,600
   AvalonBay Communities, Inc. ................            140            12,482
   Boston Properties, Inc. ....................            320            28,870
   Brandywine Realty Trust ....................            670            10,559
   BRE Properties, Inc. - Class A .............            180             7,790
   Camden Property Trust ......................            170             7,524
   CBL & Associates Properties, Inc. ..........            600            13,704
   Colonial Properties Trust ..................            340             6,807
   Developers Diversified Realty Corp. ........            440            15,272
   Douglas Emmett, Inc. .......................            320             7,030
   Duke Realty Corp. ..........................            640            14,368
   Equity Residential .........................            750            28,702
   Essex Property Trust, Inc. .................            132            14,058
   Federal Realty Investment Trust ............            175            12,075
   General Growth Properties, Inc. ............          1,200            42,036
   Health Care Property Investors, Inc. .......            410            13,042
   Health Care REIT, Inc. .....................            212             9,434
   Hospitality Properties Trust ...............          2,544            62,226
   Host Hotels & Resorts, Inc. ................          1,060            14,469
   HRPT Properties Trust ......................          2,280            15,436
   iStar Financial, Inc. ......................          1,280            16,909
   Kilroy Realty Corp. ........................            361            16,978

                                                                      VALUE
                                                     SHARES          (NOTE 2)
                                                  ------------   ---------------
  REAL ESTATE INVESTMENT TRUSTS -- (CONTINUED)
   Kimco Realty Corp. .........................            430   $        14,844
   Liberty Property Trust .....................            400            13,260
   Mack-Cali Realty Corp. .....................            240             8,201
   Nationwide Health Properties, Inc. .........          6,377           200,812
   Plum Creek Timber Co., Inc. ................          1,036            44,248
   ProLogis ...................................            270            14,675
   Public Storage .............................            270            21,813
   Rayonier, Inc. .............................            176             7,473
   Regency Centers Corp. ......................            130             7,686
   Simon Property Group, Inc. .................          1,663           149,487
   SL Green Realty Corp. ......................             90             7,445
   Taubman Centers, Inc. ......................            168             8,173
   The Macerich Co. ...........................            559            34,731
   UDR, Inc. ..................................            300             6,714
   Ventas, Inc. ...............................          1,830            77,903
   Vornado Realty Trust .......................            330            29,040
   Weingarten Realty, Inc. ....................            420            12,734
                                                                 ---------------
                                                                       1,417,752
                                                                 ---------------
  REAL ESTATE MANAGEMENT & DEVELOPMENT -- 0.0%
   CB Richard Ellis Group, Inc. - Class A* ....            316             6,067
   Forest City Enterprises, Inc. ..............            369            11,889
   Jones Lang LaSalle, Inc. ...................             70             4,213
   The St. Joe Co. ............................            692            23,750
                                                                 ---------------
                                                                          45,919
                                                                 ---------------
  THRIFTS & MORTGAGE FINANCE -- 0.3%
   Astoria Financial Corp. ....................            280             5,622
   Capitol Federal Financial ..................            269            10,117
   Fannie Mae .................................         14,700           286,797
   Freddie Mac ................................         14,056           230,519
   Guaranty Financial Group, Inc.* ............            153               822
   Hudson City Bancorp, Inc. ..................          1,842            30,725
   IndyMac Bancorp, Inc. ......................            770               477
   New York Community Bancorp, Inc. ...........          6,220           110,965
   People's United Financial, Inc. ............             89             1,388
   Sovereign Bancorp, Inc. ....................            720             5,299
   Washington Federal, Inc. ...................            190             3,439

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
---------------------------------------
MULTI-MANAGER LARGE-CAP FUND
----------------------------
  INVESTMENTS / JUNE 30, 2008 -- CONTINUED

--------------------------------------------------------------------------------

                                                                      VALUE
                                                     SHARES          (NOTE 2)
                                                  ------------   ---------------
  THRIFTS & MORTGAGE FINANCE -- (CONTINUED)
   Washington Mutual, Inc. ....................         10,630   $        52,406
                                                                 ---------------
                                                                         738,576
                                                                 ---------------
 TOTAL FINANCIALS .............................                       22,638,891
                                                                 ---------------
 HEALTH CARE -- 11.1%
  BIOTECHNOLOGY -- 1.4%
   Abraxis Bioscience, Inc.* ..................             39             2,475
   Amgen, Inc.* ...............................         11,880           560,261
   Amylin Pharmaceuticals, Inc.* ..............            686            17,418
   Biogen Idec, Inc.* .........................          1,840           102,838
   BioMarin Pharmaceutical, Inc.* .............            600            17,388
   Celgene Corp.* .............................          2,520           160,952
   Cephalon, Inc.* ............................            383            25,542
   Genentech, Inc.* ...........................          3,078           233,620
   Genzyme Corp.* .............................          1,692           121,858
   Gilead Sciences, Inc.* .....................         38,707         2,049,536
   ImClone Systems, Inc.* .....................            346            13,999
   OSI Pharmaceuticals, Inc.* .................          4,372           180,651
   Vertex Pharmaceuticals, Inc.* ..............            673            22,525
                                                                 ---------------
                                                                       3,509,063
                                                                 ---------------
  HEALTH CARE EQUIPMENT & SUPPLIES -- 2.6%
   Advanced Medical Optics, Inc.* .............            546            10,232
   Baxter International, Inc. .................          4,432           283,382
   Beckman Coulter, Inc. ......................            334            22,555
   Becton, Dickinson & Co. ....................         12,860         1,045,518
   Boston Scientific Corp.* ...................          1,480            18,189
   C.R. Bard, Inc. ............................            571            50,220
   Covidien, Ltd. .............................         17,220           824,666
   Dentsply International, Inc. ...............          1,092            40,186
   Edwards Lifesciences Corp.* ................          3,706           229,920
   Gen-Probe, Inc.* ...........................            307            14,576
   Hill-Rom Holdings, Inc. ....................            232             6,259
   Hologic, Inc.* .............................            800            17,440
   Hospira, Inc.* .............................            488            19,574
   IDEXX Laboratories, Inc.* ..................            516            25,150
   Intuitive Surgical, Inc.* ..................            207            55,766
   Kinetic Concepts, Inc.* ....................            254            10,137
   Medtronic, Inc. ............................         13,839           716,168

                                                                      VALUE
                                                     SHARES          (NOTE 2)
                                                  ------------   ---------------
  HEALTH CARE EQUIPMENT & SUPPLIES -- (CONTINUED)
   ResMed, Inc.* ..............................            409   $        14,618
   St. Jude Medical, Inc.* ....................         20,705           846,420
   Stryker Corp. ..............................         29,914         1,880,992
   The Cooper Cos., Inc. ......................             40             1,486
   Varian Medical Systems, Inc.* ..............            780            40,443
   Zimmer Holdings, Inc.* .....................          1,157            78,734
                                                                 ---------------
                                                                       6,252,631
                                                                 ---------------
  HEALTH CARE PROVIDERS & SERVICES -- 1.7%
   Aetna, Inc. ................................         14,511           588,131
   AmerisourceBergen Corp. ....................          9,280           371,107
   Brookdale Senior Living, Inc. ..............            240             4,886
   Cardinal Health, Inc. ......................          2,250           116,055
   CIGNA Corp. ................................          1,011            35,779
   Community Health Systems, Inc.* ............            299             9,861
   Coventry Health Care, Inc.* ................            625            19,013
   DaVita, Inc.* ..............................            744            39,529
   Express Scripts, Inc.* .....................          1,458            91,446
   Health Management Associates, Inc. -
      Class A* ................................          5,460            35,545
   Health Net, Inc.* ..........................            720            17,323
   Henry Schein, Inc.* ........................            632            32,592
   Humana, Inc.* ..............................          4,074           162,023
   Laboratory Corp. of America Holdings* ......            787            54,799
   LifePoint Hospitals, Inc.* .................            210             5,943
   Lincare Holdings, Inc.* ....................            435            12,354
   McKesson Corp. .............................         22,655         1,266,641
   Medco Health Solutions, Inc.* ..............          3,734           176,245
   Omnicare, Inc. .............................          6,116           160,362
   Patterson Cos., Inc.* ......................            806            23,688
   Pediatrix Medical Group, Inc.* .............            320            15,754
   Quest Diagnostics, Inc. ....................          1,142            55,353
   Tenet Healthcare Corp.* ....................         19,011           105,701
   UnitedHealth Group, Inc. ...................          5,429           142,511
   Universal Health Services, Inc. - Class B ..          7,620           481,736
   VCA Antech, Inc.* ..........................            435            12,084

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
---------------------------------------
MULTI-MANAGER LARGE-CAP FUND
----------------------------
  INVESTMENTS / JUNE 30, 2008 -- CONTINUED

--------------------------------------------------------------------------------

                                                                      VALUE
                                                     SHARES          (NOTE 2)
                                                  ------------   ---------------
  HEALTH CARE PROVIDERS & SERVICES -- (CONTINUED)
   WellCare Health Plans, Inc.* ...............            281   $        10,158
   WellPoint, Inc.* ...........................          1,476            70,346
                                                                 ---------------
                                                                       4,116,965
                                                                 ---------------
  HEALTH CARE TECHNOLOGY -- 0.0%
   Cerner Corp.* ..............................            503            22,725
   HLTH Corp.* ................................            937            10,607
   IMS Health, Inc. ...........................            250             5,825
                                                                 ---------------
                                                                          39,157
                                                                 ---------------
  LIFE SCIENCES TOOLS & SERVICES -- 0.9%
   Applera Corp. - Applied Biosystems Group ...          1,198            40,109
   Charles River Laboratories International,
      Inc.* ...................................            138             8,821
   Covance, Inc.* .............................            490            42,150
   Illumina, Inc.* ............................          1,545           134,585
   Invitrogen Corp.* ..........................            184             7,224
   Millipore Corp.* ...........................            300            20,358
   PerkinElmer, Inc. ..........................            268             7,464
   Pharmaceutical Product Development, Inc. ...            631            27,070
   TECHNE Corp.* ..............................            211            16,329
   Thermo Fisher Scientific, Inc. .............         23,917         1,332,894
   Waters Corp.* ..............................          8,792           567,084
                                                                 ---------------
                                                                       2,204,088
                                                                 ---------------
  PHARMACEUTICALS -- 4.5%
   Abbott Laboratories ........................         60,042         3,180,425
   Allergan, Inc. .............................         32,584         1,695,997
   APP Pharmaceuticals, Inc.* .................            132             2,207
   Barr Pharmaceuticals, Inc.* ................            397            17,897
   Bristol-Myers Squibb Co. ...................         16,698           342,810
   Eli Lilly & Co. ............................          2,704           124,816
   Endo Pharmaceuticals Holdings, Inc.* .......            799            19,328
   Forest Laboratories, Inc.* .................            643            22,338
   Johnson & Johnson ..........................         31,099         2,000,910
   King Pharmaceuticals, Inc.* ................            940             9,842
   Merck & Co., Inc. ..........................         10,328           389,262
   Mylan Laboratories, Inc.* ..................          2,500            30,175

                                                                      VALUE
                                                     SHARES          (NOTE 2)
                                                  ------------   ---------------
  PHARMACEUTICALS -- (CONTINUED)
   Perrigo Co. ................................            600   $        19,062
   Pfizer, Inc. ...............................         68,000         1,187,960
   Schering-Plough Corp. ......................         82,014         1,614,856
   Sepracor, Inc.* ............................          4,929            98,186
   Warner Chilcott, Ltd.* .....................            475             8,051
   Watson Pharmaceuticals, Inc.* ..............            303             8,232
   Wyeth ......................................          2,430           116,543
                                                                 ---------------
                                                                      10,888,897
                                                                 ---------------
 TOTAL HEALTH CARE ............................                       27,010,801
                                                                 ---------------
INDUSTRIALS -- 8.6%
AEROSPACE & DEFENSE -- 1.8%
   Alliant Techsystems, Inc.* .................            255            25,929
   BE Aerospace, Inc.* ........................            475            11,063
   General Dynamics Corp. .....................            540            45,468
   Goodrich Corp. .............................            776            36,829
   Honeywell International, Inc. ..............          5,411           272,065
   L-3 Communications Holdings, Inc. ..........          1,729           157,114
   Lockheed Martin Corp. ......................          5,594           551,904
   Northrop Grumman Corp. .....................         14,638           979,282
   Precision Castparts Corp. ..................          2,236           215,483
   Raytheon Co. ...............................          1,568            88,247
   Rockwell Collins, Inc. .....................          1,081            51,845
   Spirit Aerosystems Holdings, Inc. -
      Class A* ................................            140             2,685
   The Boeing Co. .............................          5,882           386,565
   United Technologies Corp. ..................         23,644         1,458,835
                                                                 ---------------
                                                                       4,283,314
                                                                 ---------------
AIR FREIGHT & LOGISTICS -- 0.5%
   C.H. Robinson Worldwide, Inc. ..............            984            53,963
   Expeditors International Washington, Inc. ..          1,688            72,584
   FedEx Corp. ................................            250            19,698
   United Parcel Service, Inc. - Class B ......         16,558         1,017,820
   UTI Worldwide, Inc. ........................            554            11,052
                                                                 ---------------
                                                                       1,175,117
                                                                 ---------------

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
--------------------------------------------------------------------------------
MULTI-MANAGER LARGE-CAP FUND
--------------------------------------------------------------------------------
  INVESTMENTS / JUNE 30, 2008 -- CONTINUED

--------------------------------------------------------------------------------

                                                                      VALUE
                                                     SHARES          (NOTE 2)
                                                  ------------   ---------------
  AIRLINES -- 0.1%
   AMR Corp.* .................................          1,734   $         8,878
   Continental Airlines, Inc. - Class B* ......            330             3,336
   Copa Holdings SA ...........................            122             3,436
   Delta Airlines Co.* ........................          1,759            10,026
   Southwest Airlines Co. .....................         12,510           163,131
   UAL Corp ...................................          2,310            12,058
   US Airways Group, Inc.* ....................            320               800
                                                                 ---------------
                                                                         201,665
                                                                 ---------------
  BUILDING PRODUCTS -- 0.0%
   Armstrong World Industries, Inc. ...........             20               584
   Lennox International, Inc. .................             99             2,867
   Masco Corp. ................................          1,790            28,157
   Owens Corning, Inc.* .......................             70             1,593
                                                                 ---------------
                                                                          33,201
                                                                 ---------------
  COMMERCIAL SERVICES & SUPPLIES -- 0.4%
   Allied Waste Industries, Inc.* .............            820            10,348
   Avery Dennison Corp. .......................            370            16,254
   ChoicePoint, Inc.* .........................            369            17,786
   Cintas Corp. ...............................            330             8,748
   Copart, Inc.* ..............................            360            15,415
   Corrections Corp. of America* ..............            783            21,509
   Covanta Holding Corp.* .....................            900            24,021
   Equifax, Inc. ..............................            546            18,357
   FTI Consulting, Inc.* ......................            200            13,692
   HNI Corp. ..................................            150             2,649
   Manpower, Inc. .............................            255            14,851
   Monster Worldwide, Inc.* ...................            896            18,467
   Pitney Bowes, Inc. .........................          1,727            58,891
   R.R. Donnelley & Sons Co. ..................          7,384           219,231
   Republic Services, Inc. ....................            973            28,898
   Robert Half International, Inc. ............          1,195            28,644
   Steelcase, Inc. - Class A ..................            120             1,204
   Stericycle, Inc.* ..........................            462            23,885
   The Brink's Co. ............................            314            20,542
   The Corporate Executive Board Co. ..........            294            12,363

                                                                      VALUE
                                                     SHARES          (NOTE 2)
                                                  ------------   ---------------
  COMMERCIAL SERVICES & SUPPLIES -- (CONTINUED)
   The Dun & Bradstreet Corp. .................            393   $        34,442
   Waste Management, Inc. .....................          8,024           302,585
                                                                 ---------------
                                                                         912,782
                                                                 ---------------
  CONSTRUCTION & ENGINEERING -- 1.0%
   Aecom Technology Corp.* ....................            800            26,024
   Fluor Corp. ................................          9,603         1,786,926
   Foster Wheeler, Ltd.* ......................            809            59,178
   Jacobs Engineering Group, Inc.* ............            780            62,946
   KBR, Inc. ..................................          8,136           284,028
   Quanta Services, Inc.* .....................          1,158            38,527
   The Shaw Group, Inc.* ......................            382            23,604
   URS Corp.* .................................            212             8,898
                                                                 ---------------
                                                                       2,290,131
                                                                 ---------------
  ELECTRICAL EQUIPMENT -- 0.9%
   AMETEK, Inc. ...............................            674            31,826
   Cooper Industries, Ltd. Class A ............          1,193            47,124
   Emerson Electric Co. .......................         36,815         1,820,502
   First Solar, Inc.* .........................            214            58,383
   General Cable Corp.* .......................            277            16,855
   Hubbell, Inc. - Class B ....................            215             8,572
   Regal-Beloit Corp. .........................          4,667           197,181
   Rockwell Automation, Inc. ..................            988            43,205
   Roper Industries, Inc. .....................            602            39,660
   Sunpower Corp. - Class A* ..................            132             9,501
   Thomas & Betts Corp.* ......................             10               379
                                                                 ---------------
                                                                       2,273,188
                                                                 ---------------
  INDUSTRIAL CONGLOMERATES -- 1.1%
   3M Co. .....................................          5,571           387,686
   Carlisle Cos., Inc. ........................            222             6,438
   General Electric Co. .......................         61,330         1,636,898
   McDermott International, Inc.* .............          7,447           460,895
   Teleflex, Inc. .............................             60             3,335
   Textron, Inc. ..............................          1,713            82,104
   Tyco International, Ltd. ...................          3,580           143,343
   Walter Industries, Inc. ....................            300            32,631
                                                                 ---------------
                                                                       2,753,330
                                                                 ---------------

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
---------------------------------------
MULTI-MANAGER LARGE-CAP FUND
----------------------------
  INVESTMENTS / JUNE 30, 2008 -- CONTINUED

--------------------------------------------------------------------------------

                                                                      VALUE
                                                     SHARES          (NOTE 2)
                                                  ------------   ---------------
  MACHINERY -- 1.7%
   AGCO Corp.* .............. .................          2,659   $       139,358
   Bucyrus International, Inc. ................            400            29,208
   Caterpillar, Inc. ..........................         13,456           993,322
   Crane Co. ..................................             30             1,156
   Cummins, Inc. ..............................          9,810           642,751
   Danaher Corp. ..............................          1,340           103,582
   Deere & Co. ................................          2,882           207,879
   Donaldson Co., Inc. ........................            409            18,258
   Dover Corp. ................................          1,373            66,412
   Eaton Corp. ................................          4,410           374,718
   Flowserve Corp. ............................            134            18,318
   Gardner Denver, Inc.* ......................          8,627           490,014
   Graco, Inc. ................................            330            12,563
   Harsco Corp. ...............................            675            36,727
   IDEX Corp. .................................            702            25,862
   Illinois Tool Works, Inc. ..................          1,067            50,693
   Ingersoll Rand Co., Ltd. - Class A .........            933            34,922
   ITT Industries, Inc. .......................          1,018            64,470
   Joy Global, Inc. ...........................            697            52,854
   Kennametal, Inc. ...........................            357            11,620
   Lincoln Electric Holdings, Inc. ............            198            15,583
   Oshkosh Corp. ..............................            590            12,207
   PACCAR, Inc. ...............................          2,780           116,287
   Pall Corp. .................................            730            28,966
   Parker Hannifin Corp. ......................          6,845           488,185
   Pentair, Inc. ..............................            100             3,502
   SPX Corp. ..................................            450            59,278
   Terex Corp.* ...............................            150             7,705
   The Manitowoc Co., Inc. ....................            806            26,219
   The Timken Co. .............................            300             9,882
   The Toro Co. ...............................            211             7,020
   Trinity Industries, Inc. ...................             10               347
   Valmont Industries, Inc. ...................            100            10,429
                                                                 ---------------
                                                                       4,160,297
                                                                 ---------------
  MARINE -- 0.2%
   Alexander & Baldwin,Inc. ...................          8,000           364,400
   DryShips, Inc. .............................            491            39,368
   Kirby Corp.* ...............................            317            15,216
                                                                 ---------------
                                                                         418,984
                                                                 ---------------

                                                                      VALUE
                                                     SHARES          (NOTE 2)
                                                  ------------   ---------------
  ROAD & RAIL -- 0.9%
   Avis Budget Group, Inc.* ...................          3,290   $        27,537
   Burlington Northern Santa Fe Corp. .........          1,952           194,985
   Con-way, Inc. ..............................            354            16,730
   CSX Corp. ..................................         19,439         1,220,964
   Hertz Global Holdings, Inc.* ...............          2,512            24,115
   JB Hunt Transport Services, Inc. ...........            468            15,575
   Kansas City Southern Industries, Inc.* .....            277            12,185
   Landstar System, Inc. ......................            420            23,193
   Norfolk Southern Corp. .....................          1,182            74,076
   Ryder Systems, Inc. ........................          4,025           277,242
   Union Pacific Corp. ........................          3,454           260,777
   YRC Worldwide, Inc.* .......................            430             6,394
                                                                 ---------------
                                                                       2,153,773
                                                                 ---------------
  TRADING COMPANIES & DISTRIBUTORS -- 0.0%
   Fastenal Co. ...............................            760            32,802
   GATX Corp. .................................            212             9,398
   MSC Industrial Direct Co.,
      Inc. - Class A ..........................            237            10,454
   W.W. Grainger, Inc. ........................            510            41,718
   WESCO International, Inc.* .................            287            11,491
                                                                 ---------------
                                                                         105,863
                                                                 ---------------
 TOTAL INDUSTRIALS ............................                       20,761,645
                                                                 ---------------
 INFORMATION TECHNOLOGY -- 18.0%
  COMMUNICATIONS EQUIPMENT -- 3.8%
   ADC Telecommunications, Inc.* ..............             20               295
   Brocade Communications Systems, Inc.* ......          2,195            18,087
   Ciena Corp.* ...............................            448            10,380
   Cisco Systems, Inc.* .......................        110,492         2,570,044
   CommScope, Inc.* ...........................          2,675           141,160
   Corning, Inc. ..............................          9,654           222,525
   EchoStar Corp.* ............................          6,011           187,663
   F5 Networks, Inc.* .........................            465            13,215
   Harris Corp. ...............................            819            41,351
   JDS Uniphase Corp.* ........................            580             6,589
   Juniper Networks, Inc.* ....................         78,114         1,732,569
   Motorola, Inc. .............................          7,000            51,380
   QUALCOMM, Inc. .............................         59,002         2,617,919

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
---------------------------------------
MULTI-MANAGER LARGE-CAP FUND
----------------------------
  INVESTMENTS / JUNE 30, 2008 -- CONTINUED

--------------------------------------------------------------------------------

                                                                      VALUE
                                                     SHARES          (NOTE 2)
                                                  ------------   ---------------
  COMMUNICATIONS EQUIPMENT -- (CONTINUED)
   Research in Motion, Ltd.* ................           13,900   $     1,624,910
                                                                 ---------------
                                                                       9,238,087
                                                                 ---------------
  COMPUTERS & PERIPHERALS -- 5.4%
   Apple Computer, Inc.* ......................         18,784         3,145,193
   Dell, Inc.* ................................         14,358           314,153
   Diebold, Inc. ..............................            373            13,271
   EMC Corp.* .................................         27,531           404,430
   Hewlett-Packard Co. ........................        108,795         4,809,827
   International Business Machines Corp. ......         33,038         3,915,994
   Lexmark International Group,
      Inc. - Class A*..........................            180             6,017
   NCR Corp.* .................................          1,248            31,450
   NetApp, Inc.* ..............................          2,434            52,721
   QLogic Corp.* ..............................            200             2,918
   SanDisk Corp.* .............................          1,169            21,860
   Seagate Technology .........................          1,929            36,902
   Sun Microsystems, Inc.* ....................         17,091           185,950
   Teradata Corp.* ............................            488            11,292
   Western Digital Corp.* .....................          1,403            48,446
                                                                 ---------------
                                                                      13,000,424
                                                                 ---------------
  ELECTRONIC EQUIPMENT & INSTRUMENTS -- 0.4%
   Agilent Technologies, Inc.* ................          2,040            72,501
   Amphenol Corp. - Class A ...................            977            43,848
   Arrow Electronics, Inc.* ...................          6,051           185,887
   Avnet, Inc.* ...............................         10,578           288,568
   AVX Corp. ..................................             52               588
   Dolby Laboratories, Inc.* ..................            221             8,906
   Flextronics International Ltd.* ............         12,233           114,990
   FLIR Systems, Inc.* ........................            800            32,456
   Ingram Micro, Inc. - Class A* ..............            640            11,360
   Itron, Inc.* ...............................            300            29,505
   Jabil Circuit, Inc. ........................          1,127            18,494
   Mettler-Toledo International, Inc.* ........            288            27,320
   Molex, Inc. ................................            859            20,968
   National Instruments Corp. .................            343             9,731
   Tech Data Corp.* ...........................            110             3,728

                                                                      VALUE
                                                     SHARES          (NOTE 2)
                                                  ------------   ---------------
  ELECTRONIC EQUIPMENT & INSTRUMENTS -- (CONTINUED)
   Trimble Navigation, Ltd.* ..................            760   $        27,132
   Vishay Intertechnology, Inc.* ..............            770             6,830
                                                                 ---------------
                                                                         902,812
                                                                 ---------------
  INTERNET SOFTWARE & SERVICES -- 1.6%
   Akamai Technologies, Inc.* .................          1,278            44,462
   eBay, Inc.* ................................          7,153           195,492
   Equinix, Inc.* .............................            200            17,844
   Google, Inc. - Class A* ....................          6,617         3,483,321
   Sohu.com, Inc.* ............................            200            14,088
   VeriSign, Inc.* ............................          1,578            59,648
   WebMD Health Corp. - Class A* ..............             39             1,088
   Yahoo!, Inc.* ..............................          8,426           174,081
                                                                 ---------------
                                                                       3,990,024
                                                                 ---------------
  IT SERVICES -- 1.6%
   Accenture, Ltd. - Class A ..................          4,728           192,524
   Acxiom Corp. ...............................            310             3,562
   Affiliated Computer Services, Inc.* ........            358            19,149
   Alliance Data Systems Corp.* ...............            449            25,391
   Automatic Data Processing, Inc. ............          3,917           164,122
   Broadridge Financial Solutions, Inc. .......            726            15,282
   Cognizant Technology Solutions Corp. -
      Class A* ................................          1,631            53,024
   Computer Sciences Corp.* ...................          5,317           249,048
   Convergys Corp.* ...........................         10,168           151,097
   DST Systems, Inc.* .........................            307            16,900
   Fidelity National Information
      Services, Inc. ..........................            984            36,319
   Fiserv, Inc.* ..............................          1,151            52,221
   Genpact, Ltd.* .............................            158             2,357
   Global Payments, Inc. ......................         12,222           569,545
   Hewitt Associates, Inc.* ...................            923            35,379
   Iron Mountain, Inc.* .......................          1,124            29,842
   Mastercard, Inc. ...........................          6,328         1,680,211

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
---------------------------------------
MULTI-MANAGER LARGE-CAP FUND
----------------------------
  INVESTMENTS / JUNE 30, 2008 -- CONTINUED

--------------------------------------------------------------------------------

                                                                      VALUE
                                                     SHARES          (NOTE 2)
                                                  ------------   ---------------
  IT SERVICES -- (CONTINUED)
   Metavante Technologies, Inc.* ..............          1,039   $        23,502
   NeuStar, Inc.* .............................            666            14,359
   Paychex, Inc. ..............................          2,578            80,640
   SAIC, Inc.* ................................          2,804            58,351
   The Western Union Co. ......................          5,668           140,113
   Total System Services, Inc. ................          1,762            39,152
   Unisys Corp.* ..............................            200               790
   VeriFone Holdings, Inc.* ...................             10               120
   Visa, Inc.* ................................          2,500           203,275
                                                                 ---------------
                                                                       3,856,275
                                                                 ---------------
  OFFICE ELECTRONICS -- 0.2%
   Xerox Corp. ................................         43,130           584,843
   Zebra Technologies Corp. - Class A* ........            356            11,620
                                                                 ---------------
                                                                         596,463
                                                                 ---------------
  SEMICONDUCTORS & SEMICONDUCTOR
   EQUIPMENT -- 1.9%
   Advanced Micro Devices, Inc.* ..............          1,280             7,462
   Altera Corp. ...............................          1,592            32,954
   Analog Devices, Inc. .......................          2,226            70,720
   Applied Materials, Inc. ....................         35,994           687,125
   Atmel Corp.* ...............................            210               731
   Broadcom Corp. - Class A* ..................          3,312            90,385
   Cree, Inc.* ................................            325             7,413
   Cypress Semiconductor Corp.* ...............            891            22,052
   Integrated Device Technology, Inc.* ........            343             3,409
   Intel Corp. ................................         68,343         1,468,008
   International Rectifier Corp.* .............            399             7,661
   Intersil Holding Corp.- Class A ............            432            10,506
   KLA-Tencor Corp. ...........................          1,173            47,753
   Lam Research Corp.* ........................            780            28,197
   Linear Technology Corp. ....................          1,801            58,659
   LSI Logic Corp.* ...........................         27,821           170,821
   Marvell Technology Group, Ltd.* ............          3,175            56,071
   MEMC Electronic Materials, Inc.* ...........          1,261            77,602

                                                                      VALUE
                                                     SHARES          (NOTE 2)
                                                  ------------   ---------------
  SEMICONDUCTORS & SEMICONDUCTOR
   EQUIPMENT -- (CONTINUED)
   Microchip Technology, Inc. .................          1,135   $        34,663
   Micron Technology, Inc.* ...................          1,280             7,680
   National Semiconductor Corp. ...............         12,296           252,560
   Novellus Systems, Inc.* ....................          1,046            22,165
   NVIDIA Corp.* ..............................          3,338            62,487
   ON Semiconductor Corp.* ....................          2,200            20,174
   Rambus, Inc.* ..............................            462             8,810
   Silicon Laboratories, Inc.* ................            350            12,632
   Teradyne, Inc.* ............................         85,948           951,444
   Texas Instruments, Inc. ....................          9,498           267,464
   Varian Semiconductor Equipment Associates,
      Inc.* ...................................            409            14,241
   Xilinx, Inc. ...............................          2,154            54,389
                                                                 ---------------
                                                                       4,556,238
                                                                 ---------------
  SOFTWARE -- 3.1%
   Activision, Inc. ...........................          1,728            58,873
   Adobe Systems, Inc.* .......................          3,472           136,762
   Amdocs, Ltd.* ..............................            829            24,389
   ANSYS, Inc.* ...............................            400            18,848
   Autodesk, Inc.* ............................          1,421            48,044
   BMC Software, Inc.* ........................          1,172            42,192
   CA, Inc. ...................................          1,683            38,860
   Cadence Design Systems, Inc.* ..............            570             5,757
   Check Point Software Technologies, Ltd.* ...          3,816            90,325
   Citrix Systems, Inc.* ......................          1,290            37,939
   Compuware Corp.* ...........................          2,117            20,196
   Electronic Arts, Inc.* .....................         29,263         1,300,155
   FactSet Research Systems, Inc. .............            264            14,879
   Fair Isaac & Co., Inc. .....................            240             4,985
   Intuit, Inc.* ..............................          2,175            59,965
   McAfee, Inc.* ..............................          1,131            38,488
   Microsoft Corp. ............................        100,051         2,752,403
   NAVTEQ Corp.* ..............................            561            43,197
   Novell, Inc.* ..............................         35,492           209,048
   Nuance Communications, Inc.* ...............          1,200            18,804
   Oracle Corp.* ..............................         88,340         1,855,140
   Red Hat, Inc.* .............................          1,093            22,614

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
---------------------------------------
MULTI-MANAGER LARGE-CAP FUND
----------------------------
  INVESTMENTS / JUNE 30, 2008 -- CONTINUED

--------------------------------------------------------------------------------

                                                                      VALUE
                                                     SHARES          (NOTE 2)
                                                  ------------   ---------------
  SOFTWARE -- (CONTINUED)
   Salesforce.com, Inc.* ......................          5,458   $       372,399
   Sybase, Inc.* ..............................          7,754           228,123
   Symantec Corp.* ............................          1,360            26,316
   Synopsys, Inc.* ............................             90             2,152
   VMware, Inc.* ..............................            158             8,510
                                                                 ---------------
                                                                       7,479,363
                                                                 ---------------
 TOTAL INFORMATION TECHNOLOGY .................                       43,619,686
                                                                 ---------------
 MATERIALS -- 7.5%
  CHEMICALS -- 4.0%
   Air Products & Chemicals, Inc. .............          6,548           647,335
   Airgas, Inc. ...............................            502            29,312
   Albemarle Corp. ............................            549            21,911
   Ashland, Inc. ..............................          6,032           290,742
   Cabot Corp. ................................             80             1,945
   Celanese Corp. - Series A ..................          9,620           439,249
   CF Industries Holdings, Inc. ...............            300            45,840
   Chemtura Corp. .............................            239             1,396
   Cytec Industries, Inc. .....................             50             2,728
   E.I. DuPont de Nemours & Co. ...............         28,570         1,225,367
   Eastman Chemical Co. .......................          1,830           126,014
   Ecolab, Inc. ...............................         17,720           761,783
   FMC Corp. ..................................            320            24,781
   Hercules, Inc. .............................          2,590            43,849
   International Flavors & Fragrances, Inc ....          2,266            88,510
   Intrepid Potash, Inc.* .....................            200            13,156
   Monsanto Co. ...............................         21,096         2,667,378
   Nalco Holding Co. ..........................            912            19,289
   Olin Corp. .................................          5,824           152,472
   PPG Industries, Inc. .......................          4,150           238,085
   Praxair, Inc. ..............................          9,493           894,620
   Rohm & Haas Co. ............................          4,102           190,497
   RPM International, Inc. ....................            130             2,678
   Sigma-Aldrich Corp. ........................          3,591           193,411
   Terra Industries, Inc. .....................            500            24,675
   The Dow Chemical Co. .......................         24,400           851,804
   The Lubrizol Corp. .........................            150             6,950
   The Mosaic Co.* ............................          5,503           796,284
   The Scotts Miracle-Gro Co. Class A .........            349             6,132
   The Valspar Corp. ..........................            180             3,404

                                                                      VALUE
                                                     SHARES          (NOTE 2)
                                                  ------------   ---------------
  CHEMICALS -- (CONTINUED)
   Westlake Chemical Corp. ....................            530   $         7,876
                                                                 ---------------
                                                                       9,819,473
                                                                 ---------------
  CONSTRUCTION MATERIALS -- 0.3%
   Cemex S.A.B. de C.V. Sponsored ADR* ........         22,099           545,845
   Eagle Materials, Inc. ......................            434            10,993
   Martin Marietta Materials Corp. ............            184            19,061
   Vulcan Materials Co. .......................          2,760           164,993
                                                                 ---------------
                                                                         740,892
                                                                 ---------------
  CONTAINERS & PACKAGING -- 0.2%
   Ball Corp. .................................          2,488           118,777
   Bemis Co., Inc. ............................          2,620            58,740
   Crown Holdings, Inc.* ......................          1,024            26,614
   Greif, Inc. - Class A ......................            300            19,209
   Owens-Illinois, Inc.* ......................            402            16,759
   Packaging Corp. ............................            665            14,304
   Pactiv Corp.* ..............................          3,380            71,758
   Sealed Air Corp. ...........................          3,790            72,048
   Smurfit-Stone Container Corp.* .............             20                81
   Sonoco Products Co. ........................             90             2,786
   Temple-Inland, Inc. ........................            480             5,410
                                                                 ---------------
                                                                         406,486
                                                                 ---------------
  METALS & MINING -- 2.7%
   AK Steel Holding Corp. .....................            590            40,710
   Alcoa, Inc. ................................         45,170         1,608,955
   Allegheny Technologies, Inc. ...............          2,898           171,794
   Carpenter Technology Corp. .................            285            12,440
   Cleveland-Cliffs, Inc. .....................            572            68,177
   Commercial Metals Co. ......................             60             2,262
   Freeport-McMoRan Copper & Gold, Inc. .......         13,380         1,568,002
   Newmont Mining Corp. .......................         13,214           689,242
   Nucor Corp. ................................         14,196         1,060,015
   Reliance Steel & Aluminum Co. ..............          2,319           178,772
   Southern Copper Corp. ......................          1,002           106,843
   Steel Dynamics, Inc. .......................          8,739           341,433
   Titanium Metals Corp. ......................          2,627            36,752
   United States Steel Corp. ..................          3,480           643,034
                                                                 ---------------
                                                                       6,528,431
                                                                 ---------------

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
---------------------------------------
MULTI-MANAGER LARGE-CAP FUND
----------------------------
  INVESTMENTS / JUNE 30, 2008 -- CONTINUED

--------------------------------------------------------------------------------

                                                                      VALUE
                                                     SHARES          (NOTE 2)
                                                  ------------   ---------------
  PAPER & FOREST PRODUCTS -- 0.3%
   Domtar Corp.* ..............................          2,050   $        11,172
   International Paper Co. ....................         11,170           260,261
   Louisiana-Pacific Corp. ....................            990             8,405
   MeadWestvaco Corp. .........................          4,520           107,757
   Weyerhaeuser Co. ...........................          5,380           275,133
                                                                 ---------------
                                                                         662,728
                                                                 ---------------
 TOTAL MATERIALS ..............................                       18,158,010
                                                                 ---------------
 TELECOMMUNICATION SERVICES -- 2.1%
  DIVERSIFIED TELECOMMUNICATION SERVICES -- 2.0%
   AT&T, Inc. .................................         46,660         1,571,976
   CenturyTel, Inc. ...........................         16,810           598,268
   Citizens Communications Co. ................          2,786            31,593
   Embarq Corp. ...............................         27,924         1,319,968
   Level 3 Communications, Inc.* ..............          9,972            29,417
   Qwest Communications International, Inc. ...         32,009           125,795
   Verizon Communications, Inc. ...............         29,810         1,055,274
   Windstream Corp. ...........................          4,502            55,555
                                                                 ---------------
                                                                       4,787,846
                                                                 ---------------
  WIRELESS TELECOMMUNICATION SERVICES -- 0.1%
   American Tower Corp. - Class A* ............          2,328            98,358
   Crown Castle International Corp.* ..........            770            29,822
   Leap Wireless International, Inc.* .........            264            11,397
   MetroPCS Communications, Inc.* .............          1,423            25,202
   NII Holdings, Inc.* ........................          1,027            48,772
   SBA Communications Corp. - Class A* ........            528            19,013
   Sprint Nextel Corp. ........................         10,690           101,555
   Telephone & Data Systems, Inc. .............            597            28,220
   U.S. Cellular Corp.* .......................             46             2,601
                                                                 ---------------
                                                                         364,940
                                                                 ---------------
 TOTAL TELECOMMUNICATION SERVICES .............                        5,152,786
                                                                 ---------------
 UTILITIES -- 2.1%
  ELECTRIC UTILITIES -- 1.4%
   Allegheny Energy, Inc. .....................          1,108            55,522

                                                                      VALUE
                                                     SHARES          (NOTE 2)
                                                  ------------   ---------------
  ELECTRIC UTILITIES -- (CONTINUED)
   American Electric Power Co., Inc. ..........         34,730   $     1,397,188
   DPL, Inc. ..................................          5,376           141,819
   Duke Energy Corp. ..........................          3,830            66,565
   Edison International Co. ...................          3,754           192,881
   Entergy Corp. ..............................          1,110           133,733
   Exelon Corp. ...............................          7,894           710,144
   FirstEnergy Corp. ..........................            560            46,105
   FPLGroup, Inc. .............................            560            36,725
   Great Plains Energy, Inc. ..................            370             9,354
   Hawaiian Electric Industries, Inc. .........             80             1,978
   Northeast Utilities Co. ....................            180             4,595
   Pepco Holdings, Inc. .......................            560            14,364
   Pinnacle West Capital Corp. ................            320             9,846
   Portland General Electric Co. ..............          8,240           185,565
   PPL Corp. ..................................          2,571           134,386
   Progress Energy, Inc. ......................            900            37,647
   Sierra Pacific Resources Corp. .............            221             2,809
   Southern Co. ...............................          1,900            66,348
                                                                 ---------------
                                                                       3,247,574
                                                                 ---------------
  GAS UTILITIES -- 0.1%
   AGL Resources, Inc. ........................             90             3,112
   Atmos Energy Corp. .........................            460            12,682
   Energen Corp. ..............................             30             2,341
   Equitable Resources, Inc. ..................            915            63,190
   National Fuel Gas Co. ......................            160             9,517
   ONEOK, Inc. ................................             20               977
   Questar Corp. ..............................          1,833           130,216
   UGI Corp. ..................................            130             3,732
                                                                 ---------------
                                                                         225,767
                                                                 ---------------
 INDEPENDENT POWER PRODUCERS &
  ENERGY TRADERS -- 0.1%
   AES Corp.* .................................          4,831            92,804
   Calpine Corp.* .............................          2,000            45,120
   Constellation Energy Group, Inc. ...........          1,236           101,476
   Mirant Corp.* ..............................          1,050            41,107
   NRG Energy, Inc.* ..........................            526            22,565
                                                                 ---------------
                                                                         303,072
                                                                 ---------------

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
---------------------------------------
MULTI-MANAGER LARGE-CAP FUND
----------------------------
  INVESTMENTS / JUNE 30, 2008 -- CONTINUED

--------------------------------------------------------------------------------

                                                                      VALUE
                                                     SHARES          (NOTE 2)
                                                  ------------   ---------------
  MULTI-UTILITIES -- 0.5%
   Alliant Energy Corp. .......................            210   $         7,195
   Ameren Corp. ...............................            680            28,716
   CenterPoint Energy, Inc. ...................         20,976           336,665
   CMS Energy Corp. ...........................         14,351           213,830
   Consolidated Edison, Inc. ..................            960            37,526
   Dominion Resources, Inc. ...................          1,400            66,486
   DTE Energy Co. .............................            600            25,464
   Integrys Energy Group, Inc. ................            260            13,216
   MDU Resources Group, Inc. ..................            200             6,972
   NiSource, Inc. .............................          1,090            19,533
   NSTAR ......................................            310            10,484
   OGE Energy Corp. ...........................            390            12,367
   PG&E Corp. .................................            700            27,783
   Public Service Enterprise Group, Inc. ......          3,840           176,371
   SCANA Corp. ................................            280            10,360
   Sempra Energy Co. ..........................            270            15,241
   TECO Energy, Inc. ..........................          1,090            23,424
   Vectren Corp. ..............................            250             7,802
   Wisconsin Energy Corp. .....................            150             6,783
   Xcel Energy, Inc. ..........................         11,080           222,376
                                                                 ---------------
                                                                       1,268,594
                                                                 ---------------

                                                                      VALUE
                                                     SHARES          (NOTE 2)
                                                  ------------   ---------------

  WATER UTILITIES -- 0.0%
   Aqua America, Inc. .........................             10   $           160
                                                                 ---------------
 TOTAL UTILITIES ..............................                        5,045,167
                                                                 ---------------
 TOTAL COMMON STOCK (COST $226,306,771) .......                      234,201,214
                                                                 ---------------
  RIGHTS -- 0.0%
   Guaranty Financial Group, Inc. (Cost $0) ...            153                --
                                                                 ---------------
  EXCHANGE-TRADED FUNDS -- 0.5%
   iShares Russell 1000 Growth Index Fund
      (Cost $1,233,460) .......................         22,772         1,257,925
                                                                 ---------------
 SHORT-TERM INVESTMENTS -- 1.6%
   BlackRock Liquidity Funds TempCash Portfolio
      - Institutional Series ..................      1,903,916         1,903,916
   BlackRock Liquidity Funds TempFund Portfolio
    - Institutional Series ....................      1,903,912         1,903,912
                                                                 ---------------
 TOTAL SHORT-TERM INVESTMENTS (COST $3,807,828)                         3,807,828
                                                                 ---------------
 TOTAL INVESTMENTS -- 98.7%
   (COST $231,348,059) ........................                      239,266,967
 OTHER ASSETS IN EXCESS OF LIABILITIES,
   NET -- 1.3% ................................                        3,164,169
                                                                 ---------------
 NET ASSETS -- 100.0% .........................                  $   242,431,136
                                                                 ===============

----------
*    Non-income producing security.

+ The cost for Federal income tax purposes is $238,581,551. At June 30, 2008, net unrealized appreciation was $685,416. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $21,537,721, and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $20,852,305.

     The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
---------------------------------------
MULTI-MANAGER SMALL-CAP FUND
----------------------------
  INVESTMENTS / JUNE 30, 2008

(Showing Percentage of Net Assets)
--------------------------------------------------------------------------------

                                                                      VALUE
                                                     SHARES          (NOTE 2)
                                                  ------------   ---------------
COMMON STOCK -- 93.4%
 CONSUMER DISCRETIONARY -- 13.4%
  AUTO COMPONENTS -- 0.4%
   American Axle & Manufacturing Holdings,
      Inc. ....................................            270   $         2,157
   Amerigon, Inc.* ............................          3,672            26,108
   ArvinMeritor, Inc. .........................            290             3,619
   ATC Technology Corp.* ......................            221             5,145
   Cooper Tire & Rubber Co. ...................            280             2,195
   Drew Industries, Inc.* .....................            283             4,514
   Exide Technologies* ........................          1,959            32,833
   Fuel Systems Solutions, Inc.* ..............            290            11,165
   Hayes Lemmerz International, Inc.* .........          1,325             3,763
   Lear Corp.* ................................            310             4,396
   Modine Manufacturing Co. ...................            340             4,206
   Noble International, Ltd. ..................            300             1,341
   Quantum Fuel Systems Technologies
     Worldwide, Inc.* .........................          2,470             7,608
   Raser Technologies, Inc.* ..................            418             4,071
   Sauer-Danfoss, Inc. ........................            352            10,965
   Spartan Motors, Inc. .......................            415             3,100
   Standard Motor Products, Inc. ..............            200             1,632
   Stoneridge, Inc.* ..........................             50               853
   Superior Industries International, Inc. ....            130             2,194
   Tenneco, Inc.* .............................             30               406
   Visteon Corp.* .............................          1,381             3,632
                                                                 ---------------
                                                                         135,903
                                                                 ---------------
  AUTOMOBILES -- 0.1%
   Fleetwood Enterprises, Inc.* ...............            687             1,800
   Monaco Coach Corp. .........................            320               973
   Winnebago Industries, Inc. .................          1,137            11,586
                                                                 ---------------
                                                                          14,359
                                                                 ---------------
  DISTRIBUTORS -- 0.5%
   Audiovox Corp. - Class A* ..................             50               491

                                                                      VALUE
                                                     SHARES          (NOTE 2)
                                                  ------------   ---------------
  DISTRIBUTORS -- (CONTINUED)
   Building Materials Holding Corp. ...........          1,330   $         2,354
   Central European Distribution Corp.* .......          1,310            97,137
   Core Mark Holding Co., Inc.* ...............             80             2,096
   LKQ Corp.* .................................          3,120            56,378
   Source Interlink Cos., Inc.* ...............            220               486
                                                                 ---------------
                                                                         158,942
                                                                 ---------------
  DIVERSIFIED CONSUMER SERVICES -- 1.5%
   American Public Education, Inc.* ...........            320            12,493
   Capella Education Co.* .....................            392            23,383
   Coinstar, Inc.* ............................            707            23,126
   Corinthian Colleges, Inc.* .................          2,399            27,852
   CPI Corp. ..................................             30               562
   DeVry, Inc. ................................          1,910           102,414
   Jackson Hewitt Tax Service, Inc. ...........            210             2,566
   K12, Inc.* .................................            280             6,000
   Learning Tree International, Inc.* .........            400             6,840
   Lincoln Educational Services Corp.* ........              7                81
   Matthews International Corp. - Class A .....          2,271           102,786
   Pre-Paid Legal Services, Inc.* .............            310            12,592
   Regis Corp. ................................          1,710            45,059
   Sotheby's Holdings, Inc. - Class A .........          1,781            46,965
   Steiner Leisure, Ltd.* .....................            242             6,861
   Stewart Enterprises, Inc. - Class A ........            410             2,952
   Strayer Education, Inc. ....................             20             4,181
   thinkorswim Group, Inc.* ...................          5,517            38,895
   Universal Technical Institute, Inc.* .......            325             4,050
                                                                 ---------------
                                                                         469,658
                                                                 ---------------
  HOTELS, RESTAURANTS & LEISURE -- 2.6%
   AFC Enterprises, Inc.* .....................          1,340            10,707
   Ambassadors Group, Inc. ....................            743            11,086

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
---------------------------------------
MULTI-MANAGER SMALL-CAP FUND
----------------------------
  INVESTMENTS / JUNE 30, 2008 -- CONTINUED

--------------------------------------------------------------------------------

                                                                      VALUE
                                                     SHARES          (NOTE 2)
                                                  ------------   ---------------
  HOTELS, RESTAURANTS & LEISURE -- (CONTINUED)
   Ambassadors International, Inc.* ...........             10   $            44
   Ameristar Casinos, Inc. ....................            200             2,764
   Bally Technologies, Inc.* ..................          3,390           114,582
   BJ's Restaurants, Inc.* ....................            213             2,072
   Bluegreen Corp.* ...........................            220             1,331
   Bob Evans Farms, Inc. ......................            660            18,876
   Buffalo Wild Wings, Inc.* ..................            453            11,248
   California Pizza Kitchen, Inc.* ............            385             4,308
   CBRL Group, Inc. ...........................            402             9,853
   CEC Entertainment, Inc.* ...................            640            17,926
   Chipotle Mexican Grill, Inc. - Class B* ....            413            31,124
   Churchill Downs, Inc. ......................             20               697
   CKE Restaurants, Inc. ......................          1,559            19,441
   Cosi, Inc.* ................................            100               251
   Denny's Corp.* .............................          1,178             3,346
   DineEquity, Inc. ...........................            506            18,904
   Domino's Pizza, Inc.* ......................          1,840            21,160
   Dover Downs Gaming & Entertainment, Inc. ...            490             3,146
   Dover Motorsports, Inc. ....................          1,250             6,362
   Great Wolf Resorts, Inc.* ..................            740             3,234
   Isle of Capri Casinos, Inc.* ...............             40               192
   Jack in the Box, Inc.* .....................          2,562            57,414
   Jamba, Inc.* ...............................             80               148
   Krispy Kreme Doughnuts, Inc.* ..............          1,796             8,962
   Life Time Fitness, Inc.* ...................            926            27,363
   McCormick & Schmick's Seafood Restaurants,
      Inc.* ...................................             50               482
   Monarch Casino & Resort, Inc.* .............            187             2,207
   Morgans Hotel Group Co.* ...................            907             9,342
   Morton's Restaurant Group, Inc.* ...........          3,000            20,640
   MTR Gaming Group, Inc.* ....................            110               525
   Multimedia Games, Inc.* ....................            110               486
   O'Charley's, Inc. ..........................             90               905
   Panera Bread Co.* ..........................          1,020            47,185
   Papa John's International, Inc.* ...........          2,780            73,920

                                                                      VALUE
                                                     SHARES          (NOTE 2)
                                                  ------------   ---------------
  HOTELS, RESTAURANTS & LEISURE -- (CONTINUED)
   Peet's Coffee & Tea, Inc.* .................            164   $         3,250
   PF Chang's China Bistro, Inc.* .............            658            14,700
   Pinnacle Entertainment, Inc.* ..............             30               315
   Red Robin Gourmet Burgers, Inc.* ...........            450            12,483
   Riviera Holdings Corp.* ....................            121             1,228
   Ruby Tuesday, Inc. .........................            620             3,348
   Ruth's Hospitality Group, Inc.* ............            223             1,155
   Shuffle Master, Inc.* ......................            585             2,890
   Sonic Corp.* ...............................          1,276            18,885
   Speedway Motorsports,  Inc. ................            170             3,465
   Texas Roadhouse, Inc.* .....................          1,466            13,150
   The Cheesecake Factory, Inc.* ..............          1,610            25,615
   The Marcus Corp. ...........................            390             5,830
   The Steak 'n Shake Co.* ....................             40               253
   Town Sports International Holdings, Inc.* ..            352             3,288
   Triarc Cos., Inc. - Class B ................          1,320             8,356
   Trump Entertainment Resorts, Inc.* .........            210               401
   Vail Resorts, Inc.* ........................            816            34,949
   WMS Industries, Inc.* ......................          4,231           125,957
                                                                 ---------------
                                                                         841,751
                                                                 ---------------
  HOUSEHOLD DURABLES -- 0.8%
   American Greetings Corp. ...................            550             6,787
   Avatar Holdings, Inc.* .....................             20               606
   Blyth, Inc. ................................            120             1,444
   Brookfield Homes Corp. .....................            210             2,579
   California Coastal Communities, Inc.* ......             10                38
   Champion Enterprises, Inc.* ................          1,090             6,376
   CSS Industries, Inc. .......................             40               969
   DEI Holdings, Inc.* ........................            140               238
   Ethan Allen Interiors, Inc. ................            250             6,150
   Furniture Brands International, Inc. .......            460             6,146
   Helen of Troy, Ltd.* .......................          2,490            40,139

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
---------------------------------------
MULTI-MANAGER SMALL-CAP FUND
----------------------------
  INVESTMENTS / JUNE 30, 2008 -- CONTINUED

--------------------------------------------------------------------------------

                                                                      VALUE
                                                     SHARES          (NOTE 2)
                                                  ------------   ---------------
  HOUSEHOLD DURABLES -- (CONTINUED)
   Hooker Furniture Corp. .....................             50   $           866
   Hovnanian Enterprises, Inc.* ...............            130               712
   iRobot Corp.* ..............................            744            10,222
   La-Z-Boy, Inc. .............................            440             3,366
   Libbey, Inc. ...............................            262             1,949
   M/I Homes, Inc. ............................             90             1,416
   Meritage Homes Corp.* ......................             70             1,062
   National Presto Industries, Inc. ...........             33             2,118
   Orleans Homebuilders, Inc. .................            110               403
   Palm Harbor Homes, Inc.* ...................             80               442
   Russ Berrie & Co., Inc.* ...................            390             3,108
   Sealy Corp. ................................            820             4,707
   Skyline Corp. ..............................             90             2,115
   Tempur-Pedic International, Inc. ...........          1,331            10,395
   Tupperware Brands Corp. ....................          3,075           105,226
   Universal Electronics, Inc.* ...............            910            19,019
                                                                ----------------
                                                                         238,598
                                                                ----------------
  INTERNET & CATALOG RETAIL -- 0.9%
   1-800-FLOWERS.COM, Inc. - Class A* .........            395             2,548
   Blue Nile, Inc.* ...........................            337            14,329
   Drugstore.com, Inc.* .......................          3,390             6,441
   FTD Group, Inc. ............................             80             1,066
   Gaiam, Inc. - Class A* .....................            191             2,581
   Netflix, Inc.* .............................          1,926            50,211
   NutriSystem, Inc. ..........................          2,350            33,229
   Orbitz Worldwide, Inc.* ....................          1,339             6,708
   Overstock.com, Inc.* .......................            501            13,001
   PetMed Express, Inc.* ......................          2,408            29,498
   Priceline.com, Inc.* .......................          1,060           122,388
   Shutterfly, Inc.* ..........................            695             8,486
   Stamps.com, Inc.* ..........................            236             2,945
   U.S. Auto Parts Network, Inc.* .............             90               326
   ValueVision Media, Inc. - Class A* .........             60               214
                                                                 ---------------
                                                                         293,971
                                                                 ---------------
  LEISURE EQUIPMENT & PRODUCTS -- 0.7%
   Arctic Cat, Inc. ...........................            360             2,826

                                                                      VALUE
                                                     SHARES          (NOTE 2)
                                                  ------------   ---------------
  LEISURE EQUIPMENT & PRODUCTS -- (CONTINUED)
   Callaway Golf Co. ..........................          3,010   $        35,608
   JAKKS Pacific, Inc.* .......................          2,820            61,617
   Leapfrog Enterprises, Inc.* ................            508             4,227
   Marine Products Corp. ......................            134               884
   Polaris Industries, Inc. ...................          2,247            90,734
   Pool Corp. .................................            920            16,339
   RC2 Corp.* .................................            100             1,856
   Smith & Wesson Holdings Corp.* .............            381             1,985
   Steinway Musical Instruments* ..............             20               528
   Sturm, Ruger & Co., Inc.* ..................            320             2,259
   The Nautilus Group, Inc. ...................            760             3,861
                                                                 ---------------
                                                                         222,724
                                                                 ---------------
  MEDIA -- 0.8%
   A.H. Belo Corp. - Class A ..................            120               684
   Arbitron, Inc. .............................            771            36,623
   Belo Corp. - Class A .......................          1,130             8,260
   Carmike Cinemas, Inc. ......................            110               646
   Charter Communications, Inc. - Class A* ....          6,010             6,311
   Cinemark Holdings, Inc. ....................            399             5,211
   Citadel Broadcasting Corp.* ................          7,560             9,223
   CKX, Inc.* .................................            392             3,430
   Cox Radio, Inc. - Class A* .................            370             4,366
   Crown Media Holdings, Inc. - Class A* ......            492             2,332
   DG FastChannel, Inc.* ......................            151             2,605
   Dolan Media Co.* ...........................            523             9,519
   Emmis Communications Corp. - Class A* ......          1,320             3,326
   Entercom Communications Corp. - Class A ....            740             5,195
   Entravision Communications Corp. -
      Class A* ................................            737             2,963
   Gatehouse Media, Inc. ......................            320               787
   Global Sources, Ltd.* ......................            284             4,311
   Gray Communications Systems, Inc. ..........            290               832
   Interactive Data Corp. .....................            641            16,108
   Journal Communications, Inc. - Class A .....            900             4,338

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
---------------------------------------
MULTI-MANAGER SMALL-CAP FUND
----------------------------
  INVESTMENTS / JUNE 30, 2008 -- CONTINUED

--------------------------------------------------------------------------------

                                                                      VALUE
                                                     SHARES          (NOTE 2)
                                                  ------------   ---------------
  MEDIA -- (CONTINUED)
   Lakes Entertainment, Inc.* .................             30   $           197
   Lee Enterprises, Inc. ......................            930             3,711
   Lin TV Corp.* ..............................            270             1,609
   Live Nation, Inc.* .........................             30               317
   Lodgenet Entertainment Corp.* ..............             10                49
   Martha Stewart Living Omnimedia, Inc. -
      Class A* ................................            522             3,863
   Marvel Entertainment, Inc.* ................          1,356            43,582
   Media General, Inc. - Class A ..............            350             4,183
   Morningstar, Inc.* .........................             30             2,161
   National Cinemedia, Inc. ...................          1,115            11,886
   Playboy Enterprises, Inc. - Class B* .......            315             1,556
   Primedia, Inc. .............................            650             3,029
   Radio One, Inc. - Class D* .................          2,190             2,825
   RCN Corp.* .................................            930            10,025
   Salem Communications Corp. - Class A .......            630             1,241
   Scholastic Corp.* ..........................            240             6,878
   Sinclair Broadcast Group, Inc. - Class A ...          1,108             8,421
   Sun-Times Media Group, Inc. - Class A* .....          4,030             1,975
   Valassis Communications, Inc.* .............            860            10,767
   Value Line, Inc. ...........................            132             4,389
   World Wrestling Entertainment, Inc. -
     Class A ..................................            658            10,179
                                                                 ---------------
                                                                         259,913
                                                                 ---------------
  MULTILINE RETAIL -- 0.0%
   99 Cents Only Stores* ......................            724             4,778
   Bon-Ton Stores, Inc. .......................             40               209
   Fred's, Inc. - Class A .....................            140             1,573
   Retail Ventures, Inc.* .....................            568             2,613
   Tuesday Morning Corp.* .....................            880             3,617
                                                                 ---------------
                                                                          12,790
                                                                 ---------------
  SPECIALTY RETAIL -- 2.5%
   Aaron Rents, Inc. ..........................             70             1,563

                                                                      VALUE
                                                     SHARES          (NOTE 2)
                                                  ------------   ---------------
  SPECIALTY RETAIL -- (CONTINUED)
   AC Moore Arts & Crafts, Inc.* ..............             20   $           141
   Aeropostale, Inc.* .........................          6,625           207,561
   America's Car-Mart, Inc.* ..................             40               717
   American Eagle Outfitters, Inc. ............          2,000            27,260
   AnnTaylor Stores Corp.* ....................          1,600            38,336
   Asbury Automotive Group, Inc. ..............            220             2,827
   Barnes & Noble, Inc. .......................          1,500            37,260
   Bebe Stores, Inc. ..........................            740             7,111
   Big 5 Sporting Goods Corp. .................            180             1,363
   Blockbuster, Inc. - Class A* ...............            130               325
   Books-A-Million, Inc. ......................            270             2,068
   Borders Group, Inc. ........................          1,018             6,108
   Brown Shoe Co., Inc. .......................            325             4,404
   Build-A-Bear Workshop, Inc.* ...............             80               582
   Cabela's, Inc.* ............................            130             1,431
   Cache, Inc.* ...............................            273             2,921
   Charlotte Russe Holdings, Inc.* ............            408             7,246
   Charming Shoppes, Inc.* ....................            220             1,010
   Chico's FAS, Inc.* .........................          1,280             6,874
   Christopher & Banks Corp. ..................            662             4,502
   Citi Trends, Inc.* .........................            279             6,322
   Coldwater Creek, Inc.* .....................          1,340             7,075
   Collective Brands, Inc.* ...................            400             4,652
   Conn's, Inc.* ..............................             40               643
   Cost Plus, Inc.* ...........................            140               350
   CSK Auto Corp.* ............................          1,041            10,910
   Dress Barn, Inc.* ..........................            110             1,472
   DSW, Inc. - Class A* .......................            284             3,346
   Eddie Bauer Holdings, Inc.* ................             80               332
   Gander Mountain Co.* .......................             90               332
   Group 1 Automotive, Inc. ...................            160             3,179
   Haverty Furniture Cos., Inc. ...............            357             3,584
   hhgregg, Inc.* .............................              5                50
   Hibbett Sports, Inc.* ......................            728            15,361
   Hot Topic, Inc.* ...........................            110               595
   J. Crew Group, Inc.* .......................          1,011            33,373
   Jo-Ann Stores, Inc.* .......................             10               230

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
---------------------------------------
MULTI-MANAGER SMALL-CAP FUND
----------------------------
  INVESTMENTS / JUNE 30, 2008 -- CONTINUED

--------------------------------------------------------------------------------

                                                                      VALUE
                                                     SHARES          (NOTE 2)
                                                  ------------   ---------------
  SPECIALTY RETAIL -- (CONTINUED)
   Jos. A. Bank Clothiers, Inc.* ..............            252   $         6,741
   Lithia Motors, Inc. - Class A ..............            340             1,673
   Lumber Liquidators, Inc.* ..................            420             5,460
   MarineMax, Inc.* ...........................            120               860
   Midas, Inc.* ...............................            348             4,698
   Monro Muffler Brake, Inc. ..................            325             5,034
   New York & Co., Inc.* ......................            588             5,369
   Pacific Sunwear of California, Inc.* .......          4,530            38,641
   Pier 1 Imports, Inc.* ......................          1,285             4,420
   Rent-A-Center, Inc.* .......................            520            10,696
   Sally Beauty Holdings,Inc.* ................          2,233            14,425
   Select Comfort Corp.* ......................            400               656
   Shoe Carnival, Inc.* .......................             20               236
   Sonic Automotive, Inc. - Class A ...........            390             5,027
   Stage Stores, Inc. .........................             90             1,050
   Stein Mart, Inc. ...........................            360             1,624
   Systemax, Inc. .............................            316             5,577
   Talbots, Inc. ..............................            490             5,679
   The Buckle, Inc. ...........................            406            18,566
   The Cato Corp. - Class A ...................            458             6,522
   The Children's Place Retail Stores, Inc.* ..             60             2,166
   The Finish Line, Inc. - Class A* ...........            196             1,705
   The Gymboree Corp.* ........................          1,838            73,649
   The Men's Wearhouse, Inc. ..................            198             3,225
   The Pep Boys - Manny, Moe & Jack ...........            180             1,570
   Tractor Supply Co.* ........................            570            16,553
   Tween Brands, Inc.* ........................            402             6,617
   Ulta Salon Cosmetics & Fragrance, Inc.* ....            600             6,744
   West Marine, Inc.* .........................            110               451
   Wetseal, Inc. - Class A* ...................         15,653            74,665
   Zale Corp.* ................................             20               378
   Zumiez, Inc.* ..............................            579             9,600
                                                                 ---------------
                                                                         793,693
                                                                 ---------------
  TEXTILES, APPAREL & LUXURY GOODS -- 2.6%
   American Apparel, Inc.* ....................          1,000             6,650

                                                                      VALUE
                                                     SHARES          (NOTE 2)
                                                  ------------   ---------------
  TEXTILES, APPAREL & LUXURY GOODS -- (CONTINUED)
   Carter's, Inc.* ............................            150   $         2,073
   Cherokee, Inc. .............................            151             3,043
   Columbia Sportswear Co. ....................            100             3,675
   Crocs, Inc.* ...............................          1,840            14,738
   Deckers Outdoor Corp.* .....................            885           123,192
   FGX International Holdings, Ltd.* ..........             15               121
   Fossil, Inc.* ..............................          3,365            97,821
   G-III Apparel Group, Ltd.* .................            269             3,319
   Hartmarx Corp.* ............................            120               260
   Heelys, Inc.* ..............................             70               284
   Iconix Brand Group, Inc.* ..................          1,183            14,291
   K-Swiss, Inc. - Class A ....................            170             2,499
   Kenneth Cole Productions, Inc. - Class A ...            150             1,905
   Liz Claiborne, Inc. ........................          3,000            42,450
   Lululemon Athletica, Inc.* .................            434            12,612
   Maidenform Brands, Inc.* ...................            528             7,128
   Movado Group, Inc. .........................            100             1,980
   Oxford Industries, Inc. ....................            140             2,681
   Perry Ellis International, Inc.* ...........            200             4,244
   Phillips-Van Heusen Corp. ..................          1,500            54,930
   Quiksilver, Inc.* ..........................            120             1,178
   Skechers U.S.A., Inc. - Class A* ...........            352             6,955
   Steven Madden, Ltd.* .......................          4,600            84,548
   The Timberland Co. - Class A* ..............          3,320            54,282
   The Warnaco Group, Inc.* ...................          2,852           125,688
   True Religion Apparel, Inc.* ...............            487            12,979
   Under Armour, Inc. - Class A* ..............            784            20,102
   Unifirst Corp. .............................             40             1,786
   Volcom, Inc.* ..............................            588            14,071
   Weyco Group, Inc. ..........................            260             6,898
   Wolverine World Wide, Inc. .................          3,561            94,972
                                                                 ---------------
                                                                         823,355
                                                                 ---------------
 TOTAL CONSUMER DISCRETIONARY .................                        4,265,657
                                                                 ---------------

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
---------------------------------------
MULTI-MANAGER SMALL-CAP FUND
----------------------------
  INVESTMENTS / JUNE 30, 2008 -- CONTINUED

--------------------------------------------------------------------------------

                                                                      VALUE
                                                     SHARES          (NOTE 2)
                                                  ------------   ---------------
 CONSUMER STAPLES -- 2.7%
  BEVERAGES -- 0.3%
   Coca-Cola Bottling Co. Consolidated ........            891   $        32,949
   MGP Ingredients, Inc. ......................             40               232
   National Beverage Corp. ....................            593             4,311
   PepsiAmericas, Inc. ........................          1,800            35,604
   The Boston Beer Co., Inc. - Class A* .......            122             4,963
                                                                 ---------------
                                                                          78,059
                                                                 ---------------
  FOOD & STAPLES RETAILING -- 0.5%
   Andersons, Inc. ............................             10               407
   Arden Group, Inc. - Class A ................             23             2,915
   Casey's General Stores, Inc. ...............             80             1,854
   Great Atlantic & Pacific Tea Co., Inc.* ....            552            12,597
   Ingles Markets, Inc. - Class A .............            100             2,333
   Long's Drug Stores Corp. ...................          1,166            49,100
   Nash Finch Co. .............................            120             4,112
   PriceSmart, Inc. ...........................            443             8,763
   Ruddick Corp. ..............................          1,265            43,402
   Spartan Stores, Inc. .......................            243             5,589
   The Pantry, Inc.* ..........................            354             3,774
   United Natural Foods, Inc.* ................            234             4,558
   Weis Markets, Inc. .........................            150             4,870
   Winn-Dixie Store, Inc.* ....................            838            13,425
                                                                 ---------------
                                                                         157,699
                                                                 ---------------
  FOOD PRODUCTS -- 1.3%
   AgFeed Industries, Inc.* ...................            500             7,485
   Alico, Inc. ................................             75             2,599
   American Dairy, Inc.* ......................             15               118
   Cal-Maine Foods, Inc. ......................            367            12,107
   Calavo Growers, Inc. .......................            520             6,370
   Chiquita Brands
      International, Inc.* ....................            150             2,276
   Darling International, Inc.* ...............          4,882            80,651
   Diamond Foods, Inc. ........................            330             7,603
   Flowers Foods, Inc. ........................          4,112           116,534
   Fresh Del Monte Produce, Inc.* .............            180             4,243
   Green Mountain Coffee Roasters, Inc.* ......            422            15,855

                                                                      VALUE
                                                     SHARES          (NOTE 2)
                                                  ------------   ---------------
  FOOD PRODUCTS -- (CONTINUED)
   Hain Celestial Group, Inc.* ................            334   $         7,842
   HQ Sustainable Maritime Industries, Inc.* ..             50               663
   Imperial Sugar Co. .........................            100             1,553
   J&J Snack Foods Corp. ......................          1,260            34,537
   Lancaster Colony Corp. .....................            615            18,622
   Lance, Inc. ................................            418             7,846
   Pilgrim's Pride Corp. ......................            719             9,340
   Ralcorp Holdings, Inc.* ....................            267            13,200
   Reddy Ice Holdings, Inc. ...................            240             3,283
   Sanderson Farms, Inc. ......................            250             8,630
   Smart Balance, Inc.* .......................          1,150             8,291
   Synutra International, Inc.* ...............            301             9,728
   Tootsie Roll Industries, Inc. ..............            495            12,439
   Zhongpin, Inc.* ............................            570             7,125
                                                                 ---------------
                                                                         398,940
                                                                 ---------------
  HOUSEHOLD PRODUCTS -- 0.0%
   Central Garden & Pet Co.* ..................            100               455
   Central Garden & Pet Co. - Class A* ........            220               902
   Spectrum Brands, Inc.* .....................             80               204
   WD-40 Co. ..................................            205             5,996
                                                                 ---------------
                                                                           7,557
                                                                 ---------------
  PERSONAL PRODUCTS -- 0.5%
   American Oriental Bioengineering, Inc.* ....            710             7,008
   Chattem, Inc.* .............................          1,033            67,197
   China Sky One Medical, Inc.* ...............            520             5,788
   Elizabeth Arden, Inc.* .....................             40               607
   International Parfums, Inc. ................            248             3,720
   Mannatech, Inc. ............................            215             1,170
   Medifast, Inc.* ............................             50               263
   Nu Skin Enterprises, Inc. - Class A ........          1,207            18,008
   Parlux Fragrances, Inc.* ...................            120               600
   Prestige Brands Holdings, Inc.* ............          5,290            56,391
   Tiens Biotech Group (USA), Inc.* ...........            180               274

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
---------------------------------------
MULTI-MANAGER SMALL-CAP FUND
----------------------------
  INVESTMENTS / JUNE 30, 2008 -- CONTINUED

--------------------------------------------------------------------------------

                                                                      VALUE
                                                     SHARES          (NOTE 2)
                                                  ------------   ---------------
  PERSONAL PRODUCTS -- (CONTINUED)
   USANA Health Sciences, Inc.* ...............            259   $         6,959
                                                                 ---------------
                                                                         167,985
                                                                 ---------------
  TOBACCO -- 0.1%
   Alliance One International, Inc.* ..........          2,087            10,665
   Universal Corp. ............................            100             4,522
   Vector Group, Ltd. .........................          1,264            20,388
                                                                 ---------------
                                                                          35,575
                                                                 ---------------
 TOTAL CONSUMER STAPLES .......................                          845,815
                                                                 ---------------
 ENERGY -- 11.1%
  ENERGY EQUIPMENT & SERVICES -- 3.5%
   Allis-Chalmers Energy, Inc.* ...............             30               534
   Atwood Oceanics, Inc.* .....................          1,440           179,049
   Basic Energy Services,Inc.* ................            988            31,122
   Bolt Technology Corp.* .....................            300             6,771
   Bristow Group, Inc.* .......................             40             1,980
   Cal Dive International,Inc.* ...............          1,046            14,947
   CARBO Ceramics, Inc. .......................            545            31,801
   Complete Production Services, Inc.* ........             50             1,821
   Dawson Geophysical Co.* ....................            756            44,952
   Dresser-Rand Group, Inc.* ..................            600            23,460
   Dril-Quip, Inc.* ...........................            784            49,392
   ENGlobal, Corp.* ...........................            888            12,645
   Geokinetics, Inc* ..........................            155             2,807
   Global Industries, Ltd.* ...................          3,500            62,755
   Grey Wolf, Inc.* ...........................          5,572            50,315
   Gulf Island Fabrication, Inc. ..............            330            16,147
   GulfMark Offshore, Inc.* ...................            405            23,563
   Hercules Offshore, Inc.* ...................             70             2,661
   Hornbeck Offshore Services, Inc.* ..........             10               565
   IHS, Inc. - Class A* .......................             20             1,392
   ION Geophysical Corp.* .....................          1,991            34,743
   Key Energy Services, Inc.* .................          3,705            71,951
   Lufkin Industries, Inc. ....................            110             9,161
   Matrix Service Co.* ........................            618            14,251

                                                                      VALUE
                                                     SHARES          (NOTE 2)
                                                  ------------   ---------------
  ENERGY EQUIPMENT & SERVICES -- (CONTINUED)
   Mitcham Industries, Inc.* ..................            540   $         9,223
   NATCO Group, Inc. - Class A* ...............            509            27,756
   Natural Gas Services Group, Inc.* ..........            300             9,144
   Newpark Resources, Inc.* ...................             10                79
   Oil States International, Inc.* ............          1,240            78,666
   Oyo Geospace Corp.* ........................             48             2,829
   Parker Drilling Co.* .......................          6,922            69,289
   Petroleum Helicopters, Inc.* ...............            235             9,440
   Pioneer Drilling Co.* ......................             75             1,411
   RPC, Inc. ..................................          1,023            17,186
   Sulphco, Inc.* .............................            629             1,428
   Superior Well Services, Inc.* ..............            184             5,835
   T-3 Energy Services, Inc.* .................            305            24,238
   Trico Marine Services, Inc.* ...............             30             1,093
   Union Drilling, Inc.* ......................            240             5,203
   W-H Energy Services, Inc.* .................            772            73,911
   Willbros Group, Inc.* ......................          2,044            89,548
                                                                 ---------------
                                                                       1,115,064
                                                                 ---------------
  OIL, GAS & CONSUMABLE FUELS -- 7.6%
   Alon USA Energy, Inc. ......................          2,600            31,096
   Alpha Natural Resources, Inc.* .............             80             8,343
   Apco Argentina, Inc. .......................            190             5,501
   Approach Resources, Inc.* ..................            116             3,108
   Arena Resources, Inc.* .....................            888            46,904
   Arlington Tankers, Ltd. ....................            599            13,909
   Atlas America, Inc. ........................            820            36,941
   ATP Oil & Gas Co.* .........................            668            26,366
   Aventine Renewable Energy Holdings, Inc.* ..            497             2,187
   Berry Petroleum Co. - Class A ..............            734            43,218
   Bill Barret Corp.* .........................            381            22,635
   Bois d'Arc Energy, Inc.* ...................          2,487            60,459
   BPZ Resources, Inc.* .......................          1,460            42,924

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
---------------------------------------
MULTI-MANAGER SMALL-CAP FUND
----------------------------
  INVESTMENTS / JUNE 30, 2008 -- CONTINUED

--------------------------------------------------------------------------------

                                                                      VALUE
                                                     SHARES          (NOTE 2)
                                                  ------------   ---------------
  OIL, GAS & CONSUMABLE FUELS -- (CONTINUED)
   Brigham Exploration Co.* ...................            150   $         2,375
   Callon Petroleum Co.* ......................             80             2,189
   Cano Petroleum, Inc.* ......................            900             7,146
   Carrizo Oil & Gas, Inc.* ...................            682            46,437
   Cheniere Energy, Inc.* .....................          1,350             5,900
   Clayton Williams Energy, Inc.* .............            160            17,592
   Clean Energy Fuels Corp.* ..................            797             9,158
   Comstock Resources, Inc.* ..................          3,102           261,902
   Concho Resources, Inc.* ....................          3,405           127,006
   Contango Oil & Gas Co.* ....................            330            30,664
   Crosstex Energy, Inc. ......................            965            33,447
   CVR Energy, Inc.* ..........................            597            11,492
   Delek US Holdings, Inc. ....................          2,610            24,038
   Delta Petroleum Corp.* .....................          1,517            38,714
   Double Hull Tankers, Inc. ..................            711             7,131
   Edge Petroleum Corp.* ......................             10                54
   Encore Acquisition Co.* ....................             10               752
   Endeavour International Corp.* .............          3,160             6,857
   Energy Partners, Ltd.* .....................            802            11,966
   Evergreen Energy, Inc.* ....................          1,004             1,747
   EXCO Resources, Inc.* ......................          1,792            66,143
   FX Energy, Inc.* ...........................            487             2,566
   Gasco Energy, Inc.* ........................          2,260             9,379
   General Maritime Corp. .....................          1,512            39,282
   GeoGlobal Resources, Inc.* .................            104               222
   GeoMet, Inc.* ..............................            100               948
   GMX Resources, Inc.* .......................            165            12,226
   Golar LNG, Ltd. ............................            861            13,337
   Goodrich Petroleum Corp.* ..................            499            41,377
   Gran Tierra Energy, Inc.* ..................          2,330            18,570
   Gulfport Energy Corp.* .....................            248             4,085
   Harvest Natural Resources, Inc.* ...........            100             1,106
   Houston American Energy Corp.* .............            610             6,844
   International Coal Group, Inc.* ............          3,128            40,820
   James River Coal Co.* ......................            620            36,388
   Knightsbridge Tankers, Ltd. ................            671            21,613

                                                                      VALUE
                                                     SHARES          (NOTE 2)
                                                  ------------   ---------------
  OIL, GAS & CONSUMABLE FUELS -- (CONTINUED)
   Mariner Energy, Inc.* ......................          3,650   $       134,940
   McMoRan Exploration Co.* ...................          3,691           101,576
   National Coal Corp.* .......................            690             6,120
   Nordic American Tanker Shipping ............            600            23,292
   Northern Oil and Gas, Inc.* ................            490             6,507
   Oilsands Quest, Inc.* ......................            979             6,364
   Pacific Ethanol, Inc.* .....................          1,682             3,044
   Panhandle Oil and Gas, Inc. ................            190             6,433
   Parallel Petroleum Corp.* ..................          1,032            20,774
   Penn Virginia Corp. ........................          1,049            79,116
   Penn Virginia Resource Partners, L.P. ......            770            20,852
   Petrohawk Energy Corp.* ....................             20               926
   Petroleum Development Corp.* ...............            803            53,391
   Petroquest Energy, Inc.* ...................          2,532            68,111
   PrimeEnergy Corp.* .........................            110             6,104
   Quest Resource Corp.* ......................          2,560            29,210
   Rentech, Inc.* .............................          2,370             4,503
   Rex Energy Corp.* ..........................            520            13,728
   Rosetta Resources, Inc.* ...................             10               285
   Ship Finance International, Ltd. ...........          1,625            47,986
   Stone Energy Corp.* ........................          1,515            99,854
   Swift Energy Co.* ..........................          1,875           123,862
   Teekay Tankers, Ltd. - Class A .............          1,210            28,084
   Toreador Resources Corp.* ..................             50               427
   Tri-Valley Corp.* ..........................            830             6,167
   TXCO Resources, Inc.* ......................             20               235
   Uranium Resources, Inc.* ...................            510             1,882
   USEC, Inc.* ................................          2,426            14,750
   Vaalco Energy, Inc.* .......................          5,439            46,068
   Venoco, Inc.* ..............................            495            11,489
   VeraSun Energy Corp.* ......................             70               289
   W&T Offshore, Inc. .........................          1,200            70,212
   Warren Resources, Inc.* ....................          1,169            17,161
   Western Refining, Inc. .....................             10               118
   Westmoreland Coal Co.* .....................            340             7,177
   Whiting Petroleum Corp.* ...................             50             5,304

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
---------------------------------------
MULTI-MANAGER SMALL-CAP FUND
----------------------------
  INVESTMENTS / JUNE 30, 2008 -- CONTINUED

--------------------------------------------------------------------------------

                                                                      VALUE
                                                     SHARES          (NOTE 2)
                                                  ------------   --------------
  OIL, GAS & CONSUMABLE FUELS -- (CONTINUED)
   World Fuel Services Corp. ..................          1,730   $        37,956
                                                                 ---------------
                                                                       2,409,361
                                                                 ---------------
 TOTAL ENERGY .................................                        3,524,425
                                                                 ---------------
 FINANCIALS -- 9.9%
  CAPITAL MARKETS -- 1.6%
   Apollo Investment Corp. ....................            808            11,579
   Ares Capital Corp. .........................            605             6,098
   BGC Partners, Inc.* ........................            301             2,273
   Blackrock Kelso Capital Corp. ..............            190             1,797
   Calamos Asset Management, Inc. - Class A ...            350             5,960
   Capital Southwest Corp. ....................             20             2,085
   Cohen & Steers, Inc. .......................            404            10,492
   Cowen Group, Inc.* .........................          1,670            12,892
   Diamond Hill Investment Group, Inc.* .......             80             6,680
   Epoch Holding Corp. ........................             19               173
   Evercore Partners, Inc. - Class A ..........            290             2,755
   FCStone Group, Inc.* .......................            577            16,116
   GAMCO Investors, Inc. - Class A ............            175             8,683
   GFI Group, Inc. ............................          4,484            40,401
   Gladstone Capital Corp. ....................            190             2,896
   Greenhill & Co., Inc. ......................            489            26,338
   Hercules Technology Growth Capital, Inc. ...            270             2,411
   HFF, Inc. - Class A* .......................            160               910
   International Assets Holding Corp.* ........            230             6,914
   Investment Technology Group, Inc.* .........            500            16,730
   Kayne Anderson Energy Development Co. ......             80             1,836
   KBW, Inc.* .................................            243             5,001
   Knight Capital Group, Inc. - Class A* ......            521             9,368
   Kohlberg Capital Corp. .....................          1,085            10,850
   LaBranche & Co., Inc.* .....................          1,010             7,151
   Ladenburg Thalmann Financial
      Services, Inc.* .........................          3,233             4,882
   MCG Capital Corp. ..........................          1,380             5,492
   MVC Capital, Inc. ..........................            120             1,643

                                                                      VALUE
                                                     SHARES          (NOTE 2)
                                                  ------------   --------------
  CAPITAL MARKETS -- (CONTINUED)
   NGP Capital Resources Co. ..................            110   $         1,695
   optionsXpress Holdings, Inc. ...............          1,255            28,037
   Patriot Capital Funding, Inc. ..............            117               731
   PennantPark Investment Corp. ...............            270             1,947
   Penson Worldwide, Inc.* ....................             40               478
   Piper Jaffray Cos.* ........................            110             3,226
   Prospect Capital Corp. .....................            158             2,082
   Pzena Investment Management,
      Inc. - Class A ..........................            174             2,220
   Raymond James Financial, Inc. ..............          1,200            31,668
   Riskmetrics Group, Inc.* ...................            520            10,213
   Sanders Morris Harris Group, Inc. ..........            120               814
   Stifel Financial Corp.* ....................          1,162            39,961
   SWS Group, Inc. ............................            280             4,651
   Thomas Weisel Partners Group, Inc.* ........             40               219
   Ticc Capital Corp. .........................            271             1,480
   TradeStation Group, Inc.* ..................          1,047            10,627
   US Global Investors, Inc. - Class A ........            246             4,120
   W.P. Stewart & Co., Ltd. ...................          4,600             6,992
   Waddell & Reed Financial,
      Inc. - Class A ..........................          3,352           117,353
   Westwood Holdings Group, Inc. ..............            150             5,970
                                                                 ---------------
                                                                         504,890
                                                                 ---------------
  COMMERCIAL BANKS -- 1.5%
   1st Source Corp. ...........................             90             1,449
   Amcore Financial, Inc. .....................            151               855
   AmericanWest Bancorp .......................             60               136
   Ameris Bancorp .............................            100               870
   Arrow Financial Corp. ......................              1                18
   Bancfirst Corp. ............................             30             1,284
   Banco Latinoamericano De Exportaciones SA ..            510             8,257
   BancTrust Financial Group, Inc. ............             40               264
   Bank of the Ozarks, Inc. ...................             10               149

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
---------------------------------------
MULTI-MANAGER SMALL-CAP FUND
----------------------------
  INVESTMENTS / JUNE 30, 2008 -- CONTINUED

--------------------------------------------------------------------------------

                                                                      VALUE
                                                     SHARES          (NOTE 2)
                                                  ------------   ---------------
  COMMERCIAL BANKS -- (CONTINUED)
   Banner Corp. ...............................             60   $           532
   Boston Private Financial Holdings, Inc. ....            170               964
   Cadence Financial Corp. ....................             60               650
   Camden National Corp. ......................             20               466
   Capital City Bank Group, Inc. ..............             50             1,088
   Capital Corp of the West ...................             50               190
   Capitol Bancorp, Ltd. ......................            110               987
   Cascade Bancorp ............................            290             2,233
   Cathay General Bancorp .....................            240             2,609
   Center Financial Corp. .....................             90               762
   Central Pacific Financial Corp. ............            190             2,025
   Chemical Financial Corp. ...................            210             4,284
   Citizens Republic Bancorp, Inc. ............            590             1,664
   City Bank/Lynnwood, Washington .............            220             1,892
   City Holding Co. ...........................             80             3,262
   CoBiz Financial, Inc. ......................             70               461
   Columbia Banking System, Inc. ..............             60             1,160
   Community Bancorp* .........................             30               150
   Community Bank Systems, Inc. ...............            220             4,536
   Community Trust Bancorp, Inc. ..............            100             2,626
   CVB Financial Corp. ........................            398             3,757
   Enterprise Financial Services Corp. ........            142             2,677
   First Bancorp/North Carolina ...............             50               632
   First Bancorp/Puerto Rico ..................            430             2,726
   First Busey Corp. ..........................             80             1,058
   First Commonwealth Financial Corp. .........            520             4,852
   First Community Bancshares, Inc. ...........             70             1,974
   First Financial Bancorp ....................            220             2,024
   First Financial Bankshares, Inc. ...........            158             7,238
   First Financial Corp./Indiana ..............             50             1,530
   First Merchants Corp. ......................             80             1,452
   First Midwest Bancorp, Inc. ................            250             4,662

                                                                      VALUE
                                                     SHARES          (NOTE 2)
                                                  ------------   ---------------
  COMMERCIAL BANKS -- (CONTINUED)
   First Regional Bancorp, Inc.* ..............             30   $           168
   First South Bancorp ........................             30               386
   First State Bancorp ........................             80               440
   FirstMerit Corp. ...........................            590             9,623
   FNB Corp. ..................................            480             5,654
   Frontier Financial Corp. ...................            150             1,278
   Glacier Bancorp, Inc. ......................            200             3,198
   Great Southern Bancorp, Inc. ...............             70               568
   Greene Bancshares, Inc. ....................             90             1,262
   Hancock Holding Co. ........................             50             1,964
   Hanmi Financial Corp. ......................            400             2,084
   Harleysville National Corp. ................            240             2,678
   Heartland Financial USA, Inc. ..............             70             1,273
   Horizon Financial Corp. ....................             60               374
   IBERIABANK Corp. ...........................             50             2,223
   Independent Bank Corp./Massachusetts .......             70             1,669
   Independent Bank Corp./Michigan ............            290             1,160
   Integra Bank Corp. .........................            160             1,253
   International Bancshares Corp. .............            294             6,283
   InterVest Bancshares Corp. .................             30               154
   Irwin Financial Corp. ......................            610             1,641
   Lakeland Bancorp, Inc. .....................             94             1,145
   Macatawa Bank Corp. ........................            136             1,088
   MainSource Financial Group, Inc. ...........             40               620
   MB Financial, Inc. .........................            120             2,696
   MBT Financial Corp. ........................            110               654
   Mercantile Bank Corp. ......................             30               215
   Midwest Banc Holdings, Inc. ................            150               730
   Nara Bancorp, Inc. .........................             60               644
   National Penn Bancshares, Inc. .............            231             3,068
   NBT Bancorp, Inc. ..........................            190             3,916
   Old National Bancorp/Indiana ...............            450             6,417
   Oriental Financial Group ...................            110             1,569
   Pacific Capital Bancorp ....................            260             3,583
   PacWest Bancorp ............................            160             2,381
   Park National Corp. ........................            110             5,929

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
---------------------------------------
MULTI-MANAGER SMALL-CAP FUND
----------------------------
  INVESTMENTS / JUNE 30, 2008 -- CONTINUED

--------------------------------------------------------------------------------

                                                                      VALUE
                                                     SHARES          (NOTE 2)
                                                  ------------   ---------------
  COMMERCIAL BANKS -- (CONTINUED)
   Peoples Bancorp, Inc./Ohio .................             70   $         1,329
   Pinnacle Financial Partners, Inc.* .........             10               201
   PrivateBancorp, Inc. .......................            493            14,977
   Prosperity Bancshares, Inc. ................             90             2,406
   Provident Bankshares Corp. .................            450             2,871
   Renasant Corp. .............................             20               295
   Republic Bancorp, Inc./Kentucky - Class A ..            110             2,706
   Royal Bancshares of Pennsylvania -
      Class A .................................            171             1,609
   S&T Bancorp, Inc. ..........................            110             3,197
   S.Y. Bancorp, Inc. .........................            149             3,183
   Sandy Springs Bancorp, Inc. ................          1,970            32,663
   Santander BanCorp ..........................            530             5,623
   SCBT Financial Corp. .......................             20               571
   Seacoast Banking Corp. of Florida ..........            270             2,095
   Security Bank Corp. ........................             64               375
   Sierra Bancorp .............................             40               660
   Signature Bank* ............................            619            15,945
   Simmons First National Corp. - Class A .....             60             1,678
   Southside Bancshares, Inc. .................             35               645
   Southwest Bancorp, Inc. ....................             80               920
   StellarOne Corp. ...........................             73             1,066
   Sterling Bancorp ...........................            190             2,270
   Sterling Bancshares, Inc. ..................            200             1,818
   Sterling Financial Corp./Washington ........             80               331
   Suffolk Bancorp ............................            162             4,760
   Sun Bancorp, Inc.* .........................             31               315
   Superior Bancorp* ..........................            155             1,316
   Susquehanna Bancshares, Inc. ...............            380             5,202
   SVB Financial Group* .......................              2                96
   Taylor Capital Group, Inc. .................             40               300
   The Bancorp Bank* ..........................             10                76
   The Colonial BancGroup, Inc. ...............          3,700            16,354

                                                                      VALUE
                                                     SHARES          (NOTE 2)
                                                  ------------   ---------------
  COMMERCIAL BANKS -- (CONTINUED)
   The South Financial Group, Inc. ............          4,580   $        17,954
   Tompkins Financial Corp. ...................             50             1,860
   Trico Bancshares ...........................             30               328
   Trustmark Corp. ............................            290             5,118
   UCBH Holdings, Inc. ........................            340               765
   UMB Financial Corp. ........................             40             2,051
   Umpqua Holdings Corp. ......................            220             2,669
   Union Bankshares Corp. .....................             90             1,340
   United Bankshares, Inc. ....................            280             6,426
   United Community Banks, Inc./Georgia .......            110               938
   United Security Bancshares .................             50               727
   Univest Corp. of PA ........................             40               794
   Vineyard National Bancorp ..................             43               163
   Virginia Commerce Bancorp, Inc.* ...........             22               114
   Washington Trust Bancorp, Inc. .............          1,480            29,156
   Webster Financial Corp. ....................          6,000           111,600
   WesBanco, Inc. .............................            160             2,744
   West Coast Bancorp/Oregon ..................            140             1,214
   Westamerica Bancorp ........................            354            18,617
   Western Alliance Bancorp* ..................             30               233
   Wilshire Bancorp, Inc. .....................            110               943
   Wintrust Financial Corp. ...................             40               954
                                                                 ---------------
                                                                         494,954
                                                                 ---------------
  CONSUMER FINANCE -- 0.4%
   Advance America Cash Advance Centers,
      Inc. ....................................          1,648             8,372
   Advanta Corp. - Class B ....................            925             5,818
   Cash America International, Inc. ...........            496            15,376
   Credit Acceptance Corp.* ...................            261             6,671
   Dollar Financial Corp.* ....................          2,625            39,664
   EzCorp, Inc. - Class A* ....................            564             7,191
   First Cash Financial Services, Inc.* .......            457             6,851
   Nelnet, Inc. - Class A .....................            560             6,289
   QC Holdings, Inc. ..........................             60               467
   Rewards Network, Inc.* .....................             70               288

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
---------------------------------------
MULTI-MANAGER SMALL-CAP FUND
----------------------------
  INVESTMENTS / JUNE 30, 2008 -- CONTINUED

--------------------------------------------------------------------------------

                                                                      VALUE
                                                     SHARES          (NOTE 2)
                                                  ------------   ---------------
  CONSUMER FINANCE -- (CONTINUED)
   United PanAm Financial Corp.* ..............             60   $           135
   World Acceptance Corp.* ....................            524            17,643
                                                                 ---------------
                                                                         114,765
                                                                 ---------------
  DIVERSIFIED FINANCIAL SERVICES -- 0.4%
   Ampal-American Israel - Class A* ...........             60               271
   Asset Acceptance Capital Corp. .............            851            10,399
   Asta Funding, Inc. .........................            200             1,812
   Compass Diversified Holdings ...............            140             1,600
   Encore Capital Group, Inc.* ................            460             4,062
   Financial Federal Corp. ....................            200             4,392
   Interactive Brokers Group, Inc. - Class
      A* ......................................          2,477            79,586
   MarketAxess Holdings, Inc.* ................             40               302
   Medallion Financial Corp. ..................            160             1,507
   NewStar Financial, Inc.* ...................             18               106
   PHH Corp.* .................................            410             6,294
   Portfolio Recovery Associates, Inc.* .......            249             9,338
   Primus Guaranty, Ltd.* .....................          1,431             4,164
   Resource America, Inc. - Class A ...........             60               559
                                                                 ---------------
                                                                         124,392
                                                                 ---------------
  INSURANCE -- 1.6%
   Alleghany Corp.* ...........................             98            32,541
   American Equity Investment Life Holding
       Co. ....................................            220             1,793
   American Physicians Capital, Inc. ..........             30             1,453
   Amerisafe, Inc.* ...........................            190             3,029
   Amtrust Financial Services, Inc. ...........            531             6,691
   Argo Group International Holdings, Ltd.* ...            547            18,357
   Aspen Insurance Holdings, Ltd. .............            960            22,723
   Assured Guaranty, Ltd. .....................            320             5,757
   Baldwin & Lyons, Inc. - Class B ............            130             2,272

                                                                      VALUE
                                                     SHARES          (NOTE 2)
                                                  ------------   ---------------
  INSURANCE -- (CONTINUED)
   Castlepoint Holdings,
       Ltd. ...................................            210   $         1,909
   Citizens, Inc.* ............................             60               368
   CNA Surety Corp.* ..........................            210             2,654
   Crawford & Co.* ............................            400             3,196
   Darwin Professional Underwriters, Inc.* ....            176             5,421
   Delphi Financial Group, Inc. - Class A .....            450            10,413
   Donegal Group, Inc. - Class A ..............            150             2,381
   eHealth, Inc.* .............................            638            11,267
   EMC Insurance Group, Inc. ..................            160             3,853
   Employers Holdings, Inc. ...................            630            13,041
   Enstar Group, Ltd.* ........................             90             7,875
   FBL Financial Group, Inc. ..................            340             6,759
   First Mercury Financial Corp.* .............            268             4,728
   Flagstone Reinsurance Holdings, Ltd. .......            160             1,886
   FPIC Insurance Group, Inc.* ................             40             1,813
   Hallmark Financial Services, Inc.* .........             70               677
   Harleysville Group, Inc. ...................            210             7,104
   Hilb, Rogal & Hamilton Co. .................            220             9,561
   Hilltop Holdings, Inc.* ....................             60               619
   Horace Mann Educators Corp. ................            590             8,272
   Independence Holding Co. ...................            150             1,466
   Infinity Property & Casualty Corp. .........             90             3,737
   IPC Holdings, Ltd. .........................            400            10,620
   Kansas City Life Insurance Co. .............             60             2,505
   Max Capital Group, Ltd. ....................            650            13,864
   Meadowbrook Insurance Group, Inc. ..........            330             1,749
   Montpelier Re Holdings, Ltd. ...............            910            13,422
   National Financial Partners Corp. ..........            180             3,568
   National Interstate Corp. ..................            120             2,206

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
---------------------------------------
MULTI-MANAGER SMALL-CAP FUND
----------------------------
  INVESTMENTS / JUNE 30, 2008 -- CONTINUED

--------------------------------------------------------------------------------

                                                                      VALUE
                                                     SHARES          (NOTE 2)
                                                  ------------   ---------------
  INSURANCE -- (CONTINUED)
   National Western Life Insurance Co. -
      Class A .................................             30   $         6,555
   Navigators Group, Inc.* ....................            100             5,405
   NYMagic, Inc. ..............................             80             1,533
   Odyssey Re Holdings Corp. ..................            600            21,300
   Platinum Underwriters Holdings, Ltd. .......            620            20,218
   PMA Capital Corp.* .........................            110             1,013
   Presidential Life Corp. ....................            250             3,855
   ProAssurance Corp.* ........................            130             6,254
   Ram Holdings, Ltd.* ........................            150               150
   RLI Corp. ..................................            170             8,410
   Safety Insurance Group, Inc. ...............            210             7,486
   SeaBright Insurance Holdings, Inc.* ........             80             1,158
   Security Capital Assurance, Ltd. ...........          9,410             2,729
   Selective Insurance Group, Inc. ............          3,650            68,474
   State Auto Financial Corp. .................            250             5,982
   Stewart Information Services Corp. .........            160             3,094
   The Phoenix Cos., Inc. .....................            970             7,382
   Tower Group, Inc. ..........................            640            13,562
   United America Indemnity, Ltd. - Class A* ..            240             3,209
   United Fire & Casualty Co. .................          2,550            68,671
   Validus Holdings, Ltd. .....................            220             4,675
   Zenith National Insurance Corp. ............            370            13,009
                                                                 ---------------
                                                                         525,674
                                                                 ---------------
  REAL ESTATE INVESTMENT TRUSTS -- 3.4%
   Acadia Realty Trust ........................            515            11,922
   Agree Realty Corp. .........................            110             2,426
   Alesco Financial, Inc. .....................            400               800
   Alexander's, Inc.* .........................             25             7,765
   Alexandria Real Estate Equities, Inc. ......            100             9,734
   American Campus Communities, Inc. ..........            110             3,062
   Ashford Hospitality Trust, Inc. ............            960             4,435

                                                                      VALUE
                                                     SHARES          (NOTE 2)
                                                  ------------   ---------------
  REAL ESTATE INVESTMENT TRUSTS -- (CONTINUED)
   Associated Estates Realty Corp. ............            480   $         5,141
   BioMed Realty Trust, Inc. ..................            230             5,642
   Brandywine Realty Trust ....................          2,100            33,096
   BRT Realty Trust ...........................            170             2,040
   Capital Trust, Inc. - Class A ..............            230             4,418
   CapLease Funding, Inc. .....................            370             2,771
   CBL & Associates Properties, Inc. ..........          1,400            31,976
   CBRE Realty Finance, Inc. ..................             90               310
   Cedar Shopping Centers, Inc. ...............            260             3,047
   Corporate Office Properties Trust ..........            230             7,896
   Cousins Properties, Inc. ...................          1,409            32,548
   DCT Industrial Trust, Inc. .................            370             3,064
   DiamondRock Hospitality Co. ................          3,310            36,046
   Digital Realty Trust, Inc. .................            180             7,364
   DuPont Fabros Technology, Inc. .............            100             1,864
   Eastgroup Properties, Inc. .................            411            17,632
   Education Realty Trust, Inc. ...............            230             2,679
   Entertainment Properties Trust .............            170             8,405
   Equity Lifestyle Properties, Inc. ..........            307            13,508
   Equity One, Inc. ...........................          1,680            34,524
   Extra Space Storage, Inc. ..................            260             3,994
   FelCor Lodging Trust, Inc. .................            530             5,565
   First Industrial Realty Trust, Inc. ........            470            12,911
   First Potomac Realty Trust .................            130             1,981
   Franklin Street Properties Corp. ...........            480             6,067
   Getty Realty Corp. .........................            310             4,467
   Glimcher Realty Trust ......................            810             9,056
   Gramercy Capital Corp. .....................            340             3,941
   Healthcare Realty Trust, Inc. ..............            610            14,500
   Hersha Hospitality Trust ...................            340             2,567

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
---------------------------------------
MULTI-MANAGER SMALL-CAP FUND
----------------------------
  INVESTMENTS / JUNE 30, 2008 -- CONTINUED

--------------------------------------------------------------------------------

                                                                      VALUE
                                                     SHARES          (NOTE 2)
                                                  ------------   ---------------
  REAL ESTATE INVESTMENT TRUSTS -- (CONTINUED)
   Highwoods Properties, Inc. .................            543   $        17,061
   Home Properties, Inc. ......................          1,454            69,879
   Inland Real Estate Corp. ...................            960            13,843
   Investors Real Estate Trust ................            540             5,152
   Kite Realty Group Trust ....................            200             2,500
   LaSalle Hotel Properties ...................            310             7,790
   Lexington Realty Trust .....................            800            10,904
   LTC Properties, Inc. .......................            220             5,623
   Maguire Properties, Inc. ...................            350             4,259
   Medical Properties Trust, Inc. .............            400             4,048
   Mid-America Apartment Communities, Inc. ....          1,784            91,055
   Mission West Properties, Inc. ..............            340             3,726
   National Health Investors, Inc. ............            200             5,702
   National Retail Properties, Inc. ...........          4,870           101,783
   Nationwide Health Properties, Inc. .........            410            12,911
   NorthStar Realty Finance Corp. .............          1,180             9,818
   Omega Healthcare Investors, Inc. ...........            676            11,255
   Parkway Properties, Inc. ...................            150             5,059
   Pennsylvania Real Estate Investment Trust ..            440            10,182
   Post Properties, Inc. ......................            260             7,735
   Potlatch Corp. .............................            705            31,810
   PS Business Parks, Inc. ....................            235            12,126
   Ramco-Gershenson Properties Trust ..........            250             5,135
   Realty Income Corp. ........................          3,900            88,764
   Saul Centers, Inc. .........................            220            10,338
   Senior Housing Properties Trust ............            490             9,570
   Sovran Self Storage, Inc. ..................            130             5,403
   Strategic Hotels & Resources, Inc. .........            700             6,559
   Sun Communities, Inc. ......................            511             9,316
   Sunstone Hotel Investors, Inc. .............            460             7,636
   Tanger Factory Outlet Centers, Inc. ........            693            24,899
   U-Store-It Trust ...........................            300             3,585

                                                                      VALUE
                                                     SHARES          (NOTE 2)
                                                  ------------   ---------------
  REAL ESTATE INVESTMENT TRUSTS -- (CONTINUED)
   Universal Health Realty Income Trust .......            196   $         5,880
   Urstadt Biddle Properties, Inc. - Class A ..            290             4,251
   Washington Real Estate Investment Trust ....          2,126            63,886
   Weingarten Realty, Inc. ....................          1,300            39,416
   Winthrop Realty Trust ......................            290             1,044
                                                                 ---------------
                                                                       1,089,067
                                                                 ---------------
  REAL ESTATE MANAGEMENT & DEVELOPMENT -- 0.1%
   Consolidated Tomoka Land Co. ...............             68             2,860
   Grubb & Ellis Co. ..........................            885             3,407
   HouseValues, Inc.* .........................             70               192
   Meruelo Maddux Properties, Inc.* ...........             50               109
   Tejon Ranch Co.* ...........................            143             5,157
   Thomas Properties Group, Inc. ..............            433             4,261
                                                                 ---------------
                                                                          15,986
                                                                 ---------------
  THRIFTS & MORTGAGE FINANCE -- 0.9%
   Abington Bancorp, Inc. .....................             40               365
   Anchor BanCorp Wisconsin, Inc. .............            120               841
   Astoria Financial Corp. ....................          2,300            46,184
   Bank Mutual Corp. ..........................            130             1,305
   BankFinancial Corp. ........................             20               260
   Berkshire Hills Bancorp, Inc. ..............          2,650            62,672
   Brookline Bancorp, Inc. ....................            550             5,253
   Centerline Holding Co. .....................          4,190             6,997
   Corus Bankshares, Inc. .....................            850             3,536
   Dime Community Bancshares ..................          2,550            42,100
   Federal Agricultural Mortgage Corp. -
      Class C .................................            130             3,221
   First Financial Holdings, Inc. .............             80             1,374
   First Place Financial Corp. ................            140             1,316
   FirstFed Financial Corp.* ..................             60               482
   Flagstar Bancorp, Inc. .....................          1,070             3,221
   Flushing Financial Corp. ...................            120             2,274
   Franklin Bank Corp.* .......................             70                43

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
---------------------------------------
MULTI-MANAGER SMALL-CAP FUND
----------------------------
  INVESTMENTS / JUNE 30, 2008 -- CONTINUED

--------------------------------------------------------------------------------

                                                                      VALUE
                                                     SHARES          (NOTE 2)
                                                  ------------   ---------------
  THRIFTS & MORTGAGE FINANCE -- (CONTINUED)
   Imperial Capital Bancorp, Inc. .............             40   $           229
   K-Fed Bancorp ..............................             60               651
   Kearny Financial Corp. .....................             70               770
   NASB Financial, Inc. .......................             30               533
   NewAlliance Bancshares, Inc. ...............            300             3,744
   OceanFirst Financial Corp. .................             50               903
   Oritani Financial Corp.* ...................            234             3,744
   PFF Bancorp, Inc. ..........................            220               238
   Provident Financial Services, Inc. .........            250             3,503
   Provident New York Bancorp .................             60               664
   TierOne Corp. ..............................            200               918
   TrustCo Bank Corp. NY ......................          1,655            12,280
   United Community Financial Corp. ...........            330             1,238
   ViewPoint Financial Group ..................            440             6,477
   Washington Federal, Inc. ...................          4,400            79,640
   Willow Financial Bancorp, Inc. .............             70               571
                                                                 ---------------
                                                                         297,547
                                                                 ---------------
 TOTAL FINANCIALS .............................                       3,167,275
                                                                 ---------------
 HEALTH CARE -- 16.0%
  BIOTECHNOLOGY -- 4.9%
   Acadia Pharmaceuticals, Inc.* ..............            400             1,476
   Acorda Therapeutics, Inc.* .................            513            16,842
   Affymax, Inc.* .............................            429             6,825
   Alexion Pharmaceuticals, Inc.* .............          2,468           178,930
   Alkermes, Inc.* ............................          2,385            29,479
   Allos Therapeutics, Inc.* ..................          1,597            11,035
   Alnylam Pharmaceuticals, Inc.* .............          2,165            57,870
   Altus Pharmaceuticals, Inc.* ...............             30               134
   Amicus Therapeutics, Inc.* .................              9                96
   Applera Corp. - Celera Group ...............            604             6,861

                                                                      VALUE
                                                     SHARES          (NOTE 2)
                                                  ------------   ---------------
  BIOTECHNOLOGY -- (CONTINUED)
   Arena Pharmaceuticals, Inc.* ...............            546   $         2,834
   Ariad Pharmaceuticals, Inc.* ...............            779             1,870
   ArQule, Inc.* ..............................            714             2,321
   Array Biopharma, Inc.* .....................            588             2,764
   Avant Immunotherapeutics, Inc.* ............            510             7,426
   BioCryst Pharmaceuticals, Inc.* ............             60               168
   BioMarin Pharmaceutical, Inc.* .............          2,510            72,740
   Cell Genesys, Inc.* ........................          1,688             4,389
   Cepheid, Inc.* .............................          3,908           109,893
   Cougar Biotechnology, Inc.* ................            350             8,341
   Cubist Pharmaceuticals, Inc.* ..............          8,069           144,112
   CV Therapeutics, Inc.* .....................          1,623            13,357
   Cytokinetics, Inc.* ........................            686             2,545
   Cytori Therapeutics, Inc.* .................            160             1,037
   Dendreon Corp.* ............................          2,528            11,250
   Dyax Corp.* ................................          2,000             6,200
   Emergent Biosolutions, Inc.* ...............             30               298
   Enzon Pharmaceuticals, Inc.* ...............          4,703            33,485
   Genomic Health, Inc.* ......................            175             3,351
   Geron Corp.* ...............................            933             3,219
   GTx, Inc.* .................................            251             3,602
   Halozyme Therapeutics, Inc.* ...............          1,988            10,695
   Human Genome Sciences, Inc.* ...............            409             2,131
   Idenix Pharmaceuticals, Inc.* ..............            776             5,642
   Idera Pharmaceuticals, Inc.* ...............            530             7,743
   Immunomedics, Inc.* ........................          1,424             3,033
   Incyte Corp.* ..............................          1,790            13,622
   Indevus Pharmaceuticals, Inc.* .............            757             1,188
   InterMune, Inc.* ...........................            904            11,860
   Isis Pharmaceuticals, Inc.* ................          2,256            30,749
   Keryx Biopharmaceuticals, Inc.* ............             20                10

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
---------------------------------------
MULTI-MANAGER SMALL-CAP FUND
----------------------------
  INVESTMENTS / JUNE 30, 2008 -- CONTINUED

--------------------------------------------------------------------------------

                                                                      VALUE
                                                     SHARES          (NOTE 2)
                                                  ------------   ---------------
  BIOTECHNOLOGY -- (CONTINUED)
   Ligand Pharmaceuticals, Inc. - Class B* ....          2,938   $         7,639
   MannKind Corp.* ............................            361             1,083
   Martek Bioscience Corp.* ...................          3,982           134,233
   Maxygen, Inc.* .............................            431             1,461
   Medarex, Inc.* .............................          3,123            20,643
   Metabolix, Inc.* ...........................            195             1,911
   Molecular Insight Pharmaceuticals, Inc.* ...             10                55
   Momenta Pharmaceuticals, Inc.* .............            604             7,429
   Myriad Genetics, Inc.* .....................          1,111            50,573
   Nabi Biopharmaceuticals* ...................            953             3,755
   Nanosphere, Inc.* ..........................             14               110
   Neurocrine Biosciences, Inc.* ..............            447             1,873
   NPS Pharmaceuticals, Inc.* .................          1,530             6,809
   Omrix Biopharmaceuticals, Inc.* ............            155             2,440
   Onyx Pharmaceuticals, Inc.* ................          1,358            48,345
   Orexigen Therapeutics, Inc.* ...............            824             6,501
   OSI Pharmaceuticals, Inc.* .................          3,625           149,785
   Osiris Therapeutics, Inc.* .................            321             4,125
   PDL BioPharma, Inc. ........................          2,890            30,692
   Pharmasset, Inc.* ..........................            390             7,363
   Progenics Pharmaceuticals, Inc.* ...........            827            13,124
   Protalix BioTherapeutics, Inc.* ............              5                14
   Regeneron Pharmaceuticals, Inc.* ...........          1,546            22,324
   Repligen Corp.* ............................          1,370             6,466
   Rigel Pharmaceuticals, Inc.* ...............            887            20,099
   Sangamo Biosciences, Inc.* .................            920             9,154
   Savient Pharmaceuticals, Inc.* .............          1,328            33,598
   Seattle Genetics, Inc.* ....................          1,646            13,925
   Synta Pharmaceuticals Corp.* ...............             11                67
   Targacept, Inc.* ...........................            900             6,543

                                                                      VALUE
                                                     SHARES          (NOTE 2)
                                                  ------------   ---------------
  BIOTECHNOLOGY -- (CONTINUED)
   Tercica, Inc.* .............................            531   $         4,689
   Theravance, Inc.* ..........................          1,250            14,837
   Third Wave Technologies, Inc.* .............          1,140            12,722
   United Therapeutics Corp.* .................            561            54,838
   XOMA, Ltd.* ................................          9,675            16,351
   Zymogenetics, Inc.* ........................            510             4,294
                                                                 ---------------
                                                                       1,551,293
                                                                 ---------------
  HEALTH CARE EQUIPMENT & SUPPLIES -- 4.3%
   Abaxis, Inc.* ..............................            542            13,079
   Abiomed, Inc.* .............................            732            12,993
   AccuRay, Inc.* .............................          1,114             8,121
   Align Technology, Inc.* ....................          1,532            16,071
   American Medical Systems Holdings, Inc.* ...          1,845            27,583
   Analogic Corp. .............................            318            20,056
   AngioDynamics, Inc.* .......................          3,262            44,428
   Arthrocare Corp.* ..........................          1,382            56,399
   Aspect Medical Systems, Inc.* ..............             30               189
   Atrion Corp. ...............................             60             5,749
   Candela Corp.* .............................             60               140
   Cantel Medical Corp.* ......................             10               101
   Clinical Data, Inc.* .......................            430             6,136
   Conceptus, Inc.* ...........................            720            13,313
   Conmed Corp.* ..............................          2,076            55,118
   Cryolife, Inc.* ............................            471             5,388
   Cutera, Inc.* ..............................             20               181
   Cyberonics, Inc.* ..........................            620            13,454
   Cynosure, Inc. - Class A* ..................          2,342            46,418
   Datascope Corp. ............................          2,154           101,238
   DexCom, Inc.* ..............................          1,050             6,342
   ev3, Inc.* .................................            582             5,517
   Exactech, Inc.* ............................          1,300            33,423
   Greatbatch, Inc.* ..........................          2,550            44,115
   Haemonetics Corp.* .........................          1,885           104,542
   Hansen Medical, Inc.* ......................            545             9,112
   HealthTronics, Inc.* .......................            110               360
   Hologic, Inc.* .............................             80             1,744
   I-Flow Corp.* ..............................            257             2,609
   ICU Medical, Inc.* .........................            147             3,363
   Immucor, Inc.* .............................          1,841            47,645
   Insulet Corp.* .............................            533             8,384
   Integra LifeSciences Holdings Corp.* .......            515            22,907
   Invacare Corp. .............................            350             7,154

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
---------------------------------------
MULTI-MANAGER SMALL-CAP FUND
----------------------------
  INVESTMENTS / JUNE 30, 2008 -- CONTINUED

--------------------------------------------------------------------------------

                                                                      VALUE
                                                     SHARES          (NOTE 2)
                                                  ------------   ---------------
  HEALTH CARE EQUIPMENT & SUPPLIES -- (CONTINUED)
   IRIS International, Inc.* ..................            500   $         7,825
   Kensey Nash Corp.* .........................            129             4,134
   Masimo Corp.* ..............................          1,134            38,953
   Medical Action Industries, Inc.* ...........            179             1,856
   Mentor Corp. ...............................          1,040            28,933
   Meridian Bioscience, Inc. ..................          1,086            29,235
   Merit Medical Systems, Inc.* ...............          3,703            54,434
   Micrus Endovascular Corp.* .................            189             2,650
   Natus Medical, Inc.* .......................            573            11,999
   Neogen Corp.* ..............................            390             8,927
   Neurometrix, Inc.* .........................             60                84
   Northstar Neuroscience, Inc.* ..............             10                16
   NuVasive, Inc.* ............................            899            40,149
   NxStage Medical, Inc.* .....................            302             1,160
   OraSure Technologies, Inc.* ................            585             2,188
   Orthofix International N.V.* ...............            201             5,819
   Orthovita, Inc.* ...........................          3,080             6,314
   Palomar Medical Technologies, Inc.* ........             50               499
   Quidel Corp.* ..............................            391             6,459
   RTI Biologics, Inc.* .......................          1,558            13,633
   Sirona Dental Systems, Inc.* ...............            490            12,701
   Somanetics Corp.* ..........................            330             6,996
   SonoSite, Inc.* ............................            433            12,128
   Spectranetics Corp.* .......................          1,034            10,195
   Stereotaxis, Inc.* .........................            339             1,817
   STERIS Corp. ...............................          1,588            45,671
   SurModics, Inc.* ...........................            397            17,802
   Symmetry Medical, Inc.* ....................            287             4,655
   Synovis Life Technologies, Inc.* ...........            360             6,779
   Thoratec Corp.* ............................          1,356            23,581
   TomoTherapy, Inc.* .........................            997             8,903
   TranS1, Inc.* ..............................            462             6,962
   Vital Signs, Inc. ..........................            260            14,763
   Vnus Medical Technologies, Inc.* ...........            380             7,604
   Volcano Corp.* .............................          1,162            14,176
   West Pharmaceutical Services, Inc. .........            863            37,351

                                                                      VALUE
                                                     SHARES          (NOTE 2)
                                                  ------------   ---------------
  HEALTH CARE EQUIPMENT & SUPPLIES -- (CONTINUED)
   Wright Medical Group, Inc.* ................            998   $        28,353
   Zoll Medical Corp.* ........................          3,516           118,384
                                                                 ---------------
                                                                       1,387,460
                                                                 ---------------
  HEALTH CARE PROVIDERS & SERVICES -- 3.0%
   Air Methods Corp.* .........................            148             3,700
   Alliance Imaging, Inc.* ....................            475             4,118
   Almost Family, Inc.* .......................            250             6,650
   Amedisys, Inc.* ............................          1,864            93,983
   American Dental Partners, Inc.* ............             60               712
   AMERIGROUP Corp.* ..........................            260             5,408
   AMN Healthcare Services, Inc.* .............          1,756            29,712
   AmSurg Corp.* ..............................             30               730
   Animal Health International, Inc.* .........             50               311
   Apria Healthcare Group, Inc.* ..............            280             5,429
   Assisted Living Concepts, Inc.* ............            588             3,234
   Athenahealth, Inc.* ........................            520            15,995
   Bio-Reference Labs, Inc.* ..................            135             3,012
   BMP Sunstone Corp.* ........................            366             2,086
   Capital Senior Living Corp.* ...............            361             2,722
   Centene Corp.* .............................          2,353            39,507
   Chemed Corp. ...............................            519            19,001
   Chindex International, Inc.* ...............            160             2,347
   Corvel Corp.* ..............................            187             6,334
   Cross Country Healthcare, Inc.* ............            317             4,568
   Emergency Medical Services Corp. -
      Class A* ................................          1,957            44,287
   Emeritus Corp.* ............................            527             7,705
   Ensign Group, Inc./The .....................              5                57
   Genoptix, Inc.* ............................            220             6,941
   Gentiva Health Services, Inc.* .............             20               381
   HealthExtras, Inc.* ........................          1,418            42,739
   Healthsouth Corp.* .........................            370             6,153
   Healthspring, Inc.* ........................          4,540            76,635
   Healthways, Inc.* ..........................            960            28,416

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
---------------------------------------
MULTI-MANAGER SMALL-CAP FUND
----------------------------
  INVESTMENTS / JUNE 30, 2008 -- CONTINUED

--------------------------------------------------------------------------------

                                                                      VALUE
                                                     SHARES          (NOTE 2)
                                                  ------------   ---------------
  HEALTH CARE PROVIDERS & SERVICES -- (CONTINUED)
   HMS Holdings Corp.* ........................            620   $        13,311
   InVentiv Health, Inc.* .....................            879            24,427
   IPC The Hospitalist Co., Inc.* .............            180             3,388
   Kindred Healthcare, Inc.* ..................            160             4,602
   Landauer, Inc. .............................            190            10,686
   LCA - Vision, Inc. .........................            310             1,479
   LHC Group, Inc.* ...........................            487            11,323
   Magellan Health Services, Inc.* ............             90             3,333
   Medcath Corp.* .............................             30               539
   Molina Healthcare, Inc.* ...................            200             4,868
   MWI Veterinary Supply, Inc.* ...............            107             3,543
   National HealthCare Corp. ..................            242            11,091
   Nighthawk Radiology Holdings, Inc.* ........            265             1,876
   Odyssey Healthcare, Inc.* ..................            344             3,351
   Owens & Minor, Inc. ........................          1,632            74,566
   PharMerica Corp.* ..........................          2,730            61,671
   Providence Service Corp.* ..................            163             3,441
   PSS World Medical, Inc.* ...................          1,645            26,813
   Psychiatric Solutions, Inc.* ...............          3,547           134,218
   RadNet, Inc.* ..............................             10                62
   RehabCare Group, Inc.* .....................             50               801
   Res-Care, Inc.* ............................          2,660            47,295
   Sun Healthcare Group, Inc.* ................          1,077            14,421
   Sunrise Senior Living, Inc.* ...............          1,333            29,966
   U.S. Physical Therapy, Inc.* ...............            420             6,892
   Universal American Corp.* ..................            430             4,395
   Virtual Radiologic Corp.* ..................              6                79
                                                                 ---------------
                                                                         965,310
                                                                 ---------------
  HEALTH CARE TECHNOLOGY -- 0.5%
   Allscripts Healthcare Solutions, Inc.* .....          1,386            17,200
   Computer Programs & Systems, Inc. ..........            246             4,263

                                                                      VALUE
                                                     SHARES          (NOTE 2)
                                                  ------------   ---------------
  HEALTH CARE TECHNOLOGY -- (CONTINUED)
   Eclipsys Corp.* ............................          1,424   $        26,145
   MedAssets, Inc.* ...........................            210             3,580
   Omnicell, Inc.* ............................            987            13,009
   Phase Forward, Inc.* .......................          1,137            20,432
   Trizetto Group, Inc.* ......................          1,099            23,496
   Vital Images, Inc.* ........................          3,747            46,613
                                                                 ---------------
                                                                         154,738
                                                                 ---------------
  LIFE SCIENCES TOOLS & SERVICES -- 1.2%
   Accelrys, Inc.* ............................          1,310             6,327
   Affymetrix, Inc.* ..........................            614             6,318
   Albany Molecular Research, Inc.* ...........            321             4,260
   AMAG Pharmaceuticals, Inc.* ................            408            13,913
   Bio-Rad Laboratories, Inc. - Class A* ......            498            40,283
   Bruker BioSciences Corp.* ..................          7,147            91,839
   Cambrex Corp.* .............................          1,560             9,157
   Dionex Corp.* ..............................            366            24,291
   Enzo Biochem, Inc.* ........................            402             4,511
   eResearch Technology, Inc.* ................          1,280            22,323
   Exelixis, Inc.* ............................          2,637            13,185
   Kendle International, Inc.* ................            345            12,534
   Life Sciences Research, Inc.* ..............            230             6,495
   Luminex, Corp.* ............................            940            19,317
   Medivation, Inc.* ..........................            781             9,239
   Nektar Therapeutics* .......................          1,207             4,044
   PARAXEL International Corp.* ...............          1,426            37,518
   Pharmanet Development Group, Inc.* .........            178             2,807
   Sequenom, Inc.* ............................          1,130            18,035
   Varian, Inc.* ..............................            745            38,040
                                                                 ---------------
                                                                         384,436
                                                                 ---------------
  PHARMACEUTICALS -- 2.1%
   Adolor Corp.* ..............................          1,260             6,905
   Akorn, Inc.* ...............................            709             2,347
   Alexza Pharmaceuticals, Inc.* ..............            458             1,804
   Alpharma, Inc.* ............................            772            17,393
   Ardea Biosciences, Inc.* ...................            470             6,025

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
---------------------------------------
MULTI-MANAGER SMALL-CAP FUND
----------------------------
  INVESTMENTS / JUNE 30, 2008 -- CONTINUED

--------------------------------------------------------------------------------

                                                                      VALUE
                                                     SHARES          (NOTE 2)
                                                  ------------   ---------------
  PHARMACEUTICALS -- (CONTINUED)
   Auxilium Pharmaceuticals, Inc.* ............          1,024   $        34,427
   Bentley Pharmaceuticals, Inc.* .............            254             4,102
   Biodel, Inc.* ..............................             11               143
   Bioform Medical, Inc.* .....................             23                93
   Biomimetic Therapeutics, Inc.* .............             54               644
   Cadence Pharmaceuticals, Inc.* .............            278             1,693
   Caraco Pharmaceutical Laboratories, Ltd.* ..            243             3,208
   Columbia Laboratories, Inc.* ...............          1,940             6,402
   Cypress Bioscience, Inc.* ..................            465             3,343
   Depomed, Inc.* .............................          1,990             6,388
   Discovery Laboratories, Inc.* ..............          4,040             6,666
   Durect Corp.* ..............................            925             3,395
   Inspire Pharmaceuticals, Inc.* .............          1,540             6,591
   Javelin Pharmaceuticals, Inc.* .............            913             2,118
   Jazz Pharmaceuticals, Inc.* ................             12                89
   KV Pharmaceutical Co. - Class A* ...........          4,670            90,271
   Map Pharmaceuticals, Inc.* .................             12               124
   MDRNA, Inc.* ...............................             20                24
   Medicis Pharmaceutical Corp. - Class A .....          3,969            82,476
   MiddleBrook Pharmaceuticals, Inc.* .........          1,750             5,915
   Noven Pharmaceuticals, Inc.* ...............            419             4,479
   Obagi Medical Products, Inc.* ..............            772             6,601
   Optimer Pharmaceuticals, Inc.* .............            790             6,407
   Pain Therapeutics, Inc.* ...................            477             3,768
   Par Pharmaceutical Cos., Inc.* .............             90             1,461
   Penwest Pharmaceuticals Co.* ...............             90               243
   Perrigo Co. ................................          2,170            68,941
   Pozen, Inc.* ...............................            401             4,363

                                                                      VALUE
                                                     SHARES          (NOTE 2)
                                                  ------------   ---------------
  PHARMACEUTICALS -- (CONTINUED)
   Questcor Pharmaceuticals, Inc.* ............          1,430   $         6,635
   Salix Pharmaceuticals, Ltd.* ...............             60               422
   Sciele Pharma, Inc. ........................          4,672            90,403
   Somaxon Pharmaceuticals, Inc.* .............             20                95
   Sucampo Pharmaceuticals, Inc. - Class A* ...              8                86
   SuperGen, Inc.* ............................             10                20
   The Medicines Co.* .........................          4,508            89,349
   Valeant Pharmaceuticals International* .....          1,263            21,610
   ViroPharma, Inc.* ..........................            180             1,991
   Vivus, Inc.* ...............................          5,454            36,433
   XenoPort, Inc.* ............................            628            24,511
                                                                 ---------------
                                                                         660,404
                                                                 ---------------
 TOTAL HEALTH CARE ............................                        5,103,641
                                                                 ---------------
 INDUSTRIALS -- 16.8%
  AEROSPACE & DEFENSE -- 1.7%
   AAR Corp.* .................................            457             6,183
   Aerovironment, Inc.* .......................            141             3,832
   American Science & Engineering, Inc. .......            243            12,522
   Applied Energetics, Inc.* ..................             50                80
   Argon ST, Inc.* ............................            199             4,935
   Ceradyne, Inc.* ............................             90             3,087
   Cubic Corp. ................................            100             2,228
   Curtiss-Wright Corp. .......................          1,917            85,767
   Ducommun, Inc.* ............................          1,200            27,552
   DynCorp International, Inc. - Class A* .....            330             4,999
   Esterline Technologies Corp.* ..............          2,289           112,756
   GenCorp, Inc.* .............................          1,609            11,520
   HEICO Corp. ................................            588            19,134
   Hexcel Corp.* ..............................          2,419            46,687
   Orbital Sciences Corp.* ....................          1,578            37,178
   Stanley, Inc.* .............................          1,904            63,822
   Taser International, Inc.* .................          2,088            10,419
   Teledyne Technologies, Inc.* ...............            953            46,497
   TransDigm Group, Inc.* .....................            874            29,358
   Triumph Group, Inc. ........................            311            14,648
                                                                 ---------------
                                                                         543,204
                                                                 ---------------

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
---------------------------------------
MULTI-MANAGER SMALL-CAP FUND
----------------------------
  INVESTMENTS / JUNE 30, 2008 -- CONTINUED

--------------------------------------------------------------------------------

                                                                      VALUE
                                                     SHARES          (NOTE 2)
                                                  ------------   ---------------
  AIR FREIGHT & LOGISTICS -- 0.3%
   Atlas Air Worldwide Holdings, Inc.* ........            760   $        37,589
   Dynamex, Inc.* .............................            139             3,726
   Forward Air Corp. ..........................            716            24,774
   Hub Group, Inc. - Class A* .................            574            19,591
   Pacer International, Inc. ..................            572            12,304
                                                                 ---------------
                                                                          97,984
                                                                 ---------------
  AIRLINES -- 0.1%
   AirTran Holdings, Inc.* ....................          1,333             2,719
   Alaska Air Group, Inc.* ....................             40               614
   Allegiant Travel Co.* ......................            433             8,049
   Hawaiian Holdings, Inc.* ...................          1,000             6,950
   JetBlue Airways Corp.* .....................            130               485
   Mesa Air Group, Inc.* ......................            140                71
   Pinnacle Airlines Corp.* ...................            360             1,138
   Republic Airways Holdings, Inc.* ...........            130             1,126
   SkyWest, Inc. ..............................            150             1,898
   UAL Corp. ..................................          1,350             7,047
                                                                 ---------------
                                                                          30,097
                                                                 ---------------
  BUILDING PRODUCTS -- 0.4%
   AAON, Inc. .................................            190             3,659
   American Woodmark Corp. ....................            202             4,268
   Ameron International Corp. .................            384            46,072
   Apogee Enterprises, Inc. ...................            521             8,419
   Builders FirstSource, Inc.* ................            670             3,558
   China Architectural Engineering, Inc.* .....              4                39
   Gibraltar Industries, Inc. .................            160             2,555
   Griffon Corp.* .............................            120             1,051
   Insteel Industries, Inc. ...................            412             7,544
   NCI Building Systems, Inc.* ................            100             3,673
   PGT, Inc.* .................................            130               447
   Quanex Building Products Corp. .............          2,489            36,987
   Simpson Manufacturing Co., Inc. ............            120             2,849
   Trex Co., Inc.* ............................             72               845

                                                                      VALUE
                                                     SHARES          (NOTE 2)
                                                  ------------   ---------------
  BUILDING PRODUCTS -- (CONTINUED)
   Universal Forest Products, Inc. ............            100   $         2,996
                                                                 ---------------
                                                                         124,962
                                                                 ---------------
  COMMERCIAL SERVICES & SUPPLIES -- 4.4%
   ABM Industries, Inc. .......................            250             5,562
   ACCO Brands Corp.* .........................          1,200            13,476
   Administaff, Inc. ..........................            699            19,495
   American Ecology Corp. .....................            431            12,727
   American Reprographics Co.* ................          1,013            16,866
   AMREP Corp. ................................             51             2,427
   Bowne & Co., Inc. ..........................            281             3,583
   Casella Waste Systems, Inc.* ...............            278             3,389
   CBIZ, Inc.* ................................          1,309            10,407
   CDI Corp. ..................................          2,123            54,009
   Cenveo, Inc.* ..............................          1,315            12,848
   China Security & Surveillance Technology,
      Inc.* ...................................            680             9,166
   Clean Harbors, Inc.* .......................          1,615           114,762
   Comfort Systems USA, Inc. ..................          4,520            60,749
   Compx International, Inc. ..................            170               986
   Comsys IT Partners, Inc.* ..................            190             1,733
   Consolidated Graphics, Inc.* ...............            157             7,735
   CoStar Group, Inc.* ........................            527            23,425
   Courier Corp. ..............................             80             1,606
   CRA International, Inc.* ...................            983            35,535
   Deluxe Corp. ...............................          1,548            27,585
   Diamond Management & Technology
      Consultants, Inc. .......................            130               677
   Duff & Phelps Corp. - Class A* .............            489             8,098
   Energy Solutions, Inc. .....................            776            17,344
   EnerNOC, Inc.* .............................             79             1,418
   Ennis, Inc. ................................            130             2,035
   Exponent, Inc.* ............................            153             4,806
   First Advantage Corp. - Class A* ...........            120             1,902
   FTI Consulting, Inc.* ......................            520            35,599
   Fuel Tech, Inc.* ...........................            577            10,167
   G & K Services, Inc. - Class A .............             20               609

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
---------------------------------------
MULTI-MANAGER SMALL-CAP FUND
----------------------------
  INVESTMENTS / JUNE 30, 2008 -- CONTINUED

--------------------------------------------------------------------------------

                                                                      VALUE
                                                     SHARES          (NOTE 2)
                                                  ------------   ---------------
  COMMERCIAL SERVICES & SUPPLIES -- (CONTINUED)
   GeoEye, Inc.* ..............................            198   $         3,507
   Healthcare Services Group, Inc. ............          1,150            17,491
   Heidrick & Struggles International, Inc. ...             50             1,382
   Herman Miller, Inc. ........................          1,748            43,508
   Hill International, Inc.* ..................            600             9,864
   HNI Corp. ..................................          1,500            26,490
   Hudson Highland Group, Inc.* ...............            407             4,261
   Huron Consulting Group, Inc.* ..............            519            23,531
   ICT Group, Inc.* ...........................             51               418
   IKON Office Solutions, Inc. ................            580             6,542
   Innerworkings, Inc.* .......................            852            10,190
   Interface, Inc. - Class A ..................          2,288            28,669
   Kelly Services, Inc. - Class A .............            120             2,320
   Kforce, Inc.* ..............................            593             5,035
   Kimball International, Inc. - Class B ......            400             3,312
   Knoll, Inc. ................................          6,257            76,023
   Korn/Ferry International, Inc.* ............            176             2,768
   LECG Corp.* ................................            268             2,342
   M&F Worldwide Corp.* .......................            227             8,923
   McGrath RentCorp ...........................            401             9,861
   Metalico, Inc.* ............................            600            10,512
   Mine Safety Appliances Co. .................            377            15,076
   Mobile Mini, Inc.* .........................            736            14,720
   MPS Group, Inc.* ...........................          7,120            75,686
   Multi-Color Corp. ..........................            142             2,981
   Navigant Consulting, Inc.* .................          1,345            26,308
   Odyssey Marine Exploration, Inc.* ..........            626             2,479
   PeopleSupport, Inc.* .......................            267             2,270
   PRG-Schultz International, Inc.* ...........            700             6,587
   Protection One, Inc.* ......................            492             4,133
   Resources Connection, Inc. .................          1,315            26,760
   Rollins, Inc. ..............................          1,112            16,480
   RSC Holdings, Inc.* ........................          1,133            10,492
   Schawk, Inc. ...............................             50               600
   Spherion Corp.* ............................          1,071             4,948

                                                                      VALUE
                                                     SHARES          (NOTE 2)
                                                  ------------   ---------------
  COMMERCIAL SERVICES & SUPPLIES -- (CONTINUED)
   Standard Parking Corp.* ....................          1,652   $        30,066
   Standard Register Co. ......................            738             6,959
   Steelcase, Inc. - Class A ..................          2,500            25,075
   Sykes Enterprises, Inc.* ...................            795            14,994
   Team, Inc.* ................................            469            16,096
   Teletech Holdings, Inc.* ...................          1,009            20,140
   Tetra Tech, Inc.* ..........................          1,446            32,709
   The Advisory Board Co.* ....................            442            17,384
   The Geo Group, Inc.* .......................          1,228            27,630
   Trueblue, Inc.* ............................            269             3,553
   United Stationers, Inc.* ...................            110             4,064
   Viad Corp. .................................             90             2,321
   Volt Information Sciences, Inc.* ...........             50               596
   VSE Corp. ..................................             10               275
   Waste Connections, Inc.* ...................          1,633            52,142
   Watson Wyatt Worldwide, Inc. - Class A .....          2,316           122,493
                                                                 ---------------
                                                                       1,403,692
                                                                 ---------------
  CONSTRUCTION & ENGINEERING -- 0.7%
   Dycom Industries, Inc.* ....................            190             2,759
   EMCOR Group, Inc.* .........................          2,561            73,065
   Furmanite Corp.* ...........................            850             6,783
   Granite Construction, Inc. .................            150             4,729
   Insituform Technologies, Inc. - Class A* ...             80             1,218
   Integrated Electrical Services, Inc.* ......            194             3,337
   Layne Christensen Co.* .....................             34             1,489
   MasTec, Inc.* ..............................          1,121            11,950
   Michael Baker Corp.* .......................            102             2,232
   Orion Marine Group, Inc.* ..................            540             7,630
   Perini Corp.* ..............................          2,202            72,776
   Pike Electric Corp.* .......................            267             4,435
   Sterling Construction Co., Inc.* ...........             30               596
   URS Corp.* .................................          1,000            41,970
                                                                 ---------------
                                                                         234,969
                                                                 ---------------
  ELECTRICAL EQUIPMENT -- 2.7%
   Acuity Brands, Inc. ........................          2,414           116,065
   Advanced Battery Technologies, Inc.* .......          1,100             6,347

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
---------------------------------------
MULTI-MANAGER SMALL-CAP FUND
----------------------------
  INVESTMENTS / JUNE 30, 2008 -- CONTINUED

--------------------------------------------------------------------------------

                                                                      VALUE
                                                     SHARES          (NOTE 2)
                                                  ------------   ---------------
  ELECTRICAL EQUIPMENT -- (CONTINUED)
   American Superconductor Corp.* .............          1,033   $        37,033
   AZZ, Inc.* .................................            146             5,825
   Baldor Electric Co. ........................            190             6,646
   Beacon Power Corp.* ........................          3,330             6,926
   Belden, Inc. ...............................          2,461            83,379
   Brady Corp. - Class A ......................            140             4,834
   Capstone Turbine Corp.* ....................          3,550            14,874
   Coleman Cable, Inc.* .......................             39               402
   Encore Wire Corp. ..........................             60             1,271
   Ener1, Inc.* ...............................            920             6,826
   Energy Conversion Devices, Inc.* ...........          1,033            76,070
   EnerSys, Inc.* .............................            175             5,990
   Evergreen Solar, Inc.* .....................          2,537            24,584
   Franklin Electric Co., Inc. ................            481            18,653
   FuelCell Energy, Inc.* .....................          1,905            13,526
   Fushi Copperweld, Inc.* ....................            370             8,780
   General Cable Corp.* .......................             10               609
   GrafTech International, Ltd.* ..............          4,966           133,238
   Harbin Electric, Inc. ......................            100             1,421
   II-VI, Inc.* ...............................            618            21,581
   LSI Industries, Inc. .......................             90               731
   Medis Technologies, Ltd.* ..................            338             1,139
   Microvision, Inc.* .........................          2,280             6,270
   Polypore International, Inc.* ..............            444            11,247
   Powell Industries, Inc.* ...................            226            11,393
   Power-One, Inc.* ...........................            626             1,183
   Preformed Line Products Co. ................             20               806
   Regal-Beloit Corp. .........................          1,330            56,192
   Smith (A.O.) Corp. .........................            190             6,238
   Superior Essex, Inc.* ......................            231            10,310
   Valence Technology, Inc.* ..................          1,530             6,778
   Vicor Corp. ................................            419             4,182
   Woodward Governor Co. ......................          3,854           137,434
                                                                 ---------------
                                                                         848,783
                                                                 ---------------
  INDUSTRIAL CONGLOMERATES -- 0.7%
   Otter Tail Corp. ...........................            110             4,271
   Raven Industries, Inc. .....................            461            15,112
   Seaboard Corp. .............................             10            15,510

                                                                      VALUE
                                                     SHARES          (NOTE 2)
                                                  ------------   ---------------
  INDUSTRIAL CONGLOMERATES -- (CONTINUED)
   Standex International Corp. ................            130   $         2,696
   Teleflex, Inc. .............................            500            27,795
   Tredegar Industries Corp. ..................            110             1,617
   Walter Industries, Inc. ....................          1,390           151,190
                                                                 ---------------
                                                                         218,191
                                                                 ---------------
  MACHINERY -- 4.6%
   3-D Systems Corp.* .........................            377             3,581
   Accuride Corp.* ............................            160               680
   Actuant Corp. - Class A ....................          1,259            39,470
   Albany International Corp. - Class A .......          1,230            35,670
   Altra Holdings, Inc.* ......................          4,310            72,451
   American Railcar Industries, Inc. ..........            261             4,380
   Ampco-Pittsburgh Corp. .....................            256            11,387
   Astec Industries, Inc.* ....................            468            15,042
   Axsys Technologies, Inc.* ..................            220            11,449
   Badger Meter, Inc. .........................            364            18,393
   Barnes Group, Inc. .........................          3,062            70,702
   Basin Water, Inc.* .........................             30               140
   Briggs & Stratton Corp. ....................            370             4,692
   Bucyrus International, Inc. ................          1,820           132,896
   Cascade Corp. ..............................             80             3,386
   Chart Industries, Inc.* ....................          2,322           112,942
   CIRCOR International, Inc. .................          1,281            62,756
   Clarcor, Inc. ..............................            818            28,712
   Colfax Corp.* ..............................          2,560            64,230
   Columbus McKinnon Corp.* ...................          2,550            61,404
   Commercial Vehicle Group, Inc.* ............            130             1,215
   Dynamic Materials Corp. ....................            380            12,521
   EnPro Industries, Inc.* ....................            224             8,364
   ESCO Technologies, Inc.* ...................            676            31,718
   Federal Signal Corp. .......................            290             3,480
   Flow International, Corp.* .................          6,629            51,706
   Force Protection, Inc.* ....................            863             2,857
   FreightCar America, Inc. ...................            150             5,325
   Gardner Denver, Inc.* ......................          2,210           125,528
   Gehl Co.* ..................................             20               296

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
---------------------------------------
MULTI-MANAGER SMALL-CAP FUND
----------------------------
  INVESTMENTS / JUNE 30, 2008 -- CONTINUED

--------------------------------------------------------------------------------

                                                                      VALUE
                                                     SHARES          (NOTE 2)
                                                  ------------   ---------------
  MACHINERY -- (CONTINUED)
   Graham Corp. ...............................            130   $         9,634
   Greenbrier Cos., Inc. ......................             40               812
   Hurco Cos., Inc.* ..........................             60             1,853
   K-Tron International, Inc.* ................             60             7,776
   Kaydon Corp. ...............................            720            37,015
   Key Technology, Inc.* ......................            180             5,726
   Lindsay Corp. ..............................            298            25,321
   Met-Pro Corp. ..............................            500             6,675
   Middleby Corp.* ............................            410            18,003
   Miller Industries, Inc.* ...................             20               199
   Mueller Industries, Inc. ...................            347            11,173
   Mueller Water Products, Inc. - Class A .....            140             1,130
   NACCO Industries, Inc. - Class A ...........             70             5,204
   NN, Inc. ...................................            500             6,970
   Nordson Corp. ..............................            919            66,986
   Peerless Manufacturing Co.* ................            150             7,030
   RBC Bearings, Inc.* ........................            461            15,361
   Robbins & Myers, Inc. ......................            462            23,040
   Sun Hydraulics Corp. .......................            346            11,165
   Tecumseh Products Co. - Class A* ...........             40             1,311
   Tennant Co. ................................            414            12,449
   The Gorman-Rupp Co. ........................            376            14,980
   Titan International, Inc. ..................            688            24,507
   Titan Machinery, Inc.* .....................            200             6,264
   TurboChef Technologies, Inc.* ..............            259             1,238
   Twin Disc, Inc. ............................            216             4,521
   Valmont Industries, Inc. ...................            740            77,175
   Wabash National Corp. ......................            210             1,588
   Wabtec Corp. ...............................          1,058            51,440
   Watts Water Technologies, Inc. - Class A ...            100             2,490
   Xerium Technologies, Inc. ..................          1,641             6,498
                                                                 ---------------
                                                                       1,462,907
                                                                 ---------------
  MARINE -- 0.7%
   American Commercial Lines, Inc.* ...........            719             7,859
   Diana Shipping, Inc. .......................          1,000            30,710
   Eagle Bulk Shipping, Inc. ..................          1,317            38,944
   Excel Maritime Carriers, Ltd. ..............            500            19,625

                                                                      VALUE
                                                     SHARES          (NOTE 2)
                                                  ------------   ---------------
  MARINE -- (CONTINUED)
   Genco Shipping & Trading, Ltd. .............          1,398   $        91,149
   Horizon Lines, Inc. - Class A ..............            532             5,293
   Omega Navigation Enterprises, Inc. .........          1,400            23,114
   TBS International, Ltd. - Class A* .........            320            12,784
   Ultrapetrol Bahamas, Ltd.* .................             10               126
                                                                 ---------------
                                                                         229,604
                                                                 ---------------
  ROAD & RAIL -- 0.3%
   Amerco, Inc.* ..............................             40             1,907
   Arkansas Best Corp. ........................            130             4,763
   Celadon Group, Inc.* .......................             60               599
   Dollar Thrifty Automotive Group, Inc.* .....             50               473
   Genesee & Wyoming, Inc. - Class A* .........            611            20,786
   Heartland Express, Inc. ....................          1,353            20,173
   Knight Transportation, Inc. ................          1,372            25,108
   Old Dominion Freight Line, Inc.* ...........            382            11,468
   P.A.M. Transportation Services* ............             40               426
   Quality Distribution, Inc.* ................             60               145
   Saia, Inc.* ................................             60               655
   Universal Truckload Services, Inc.* ........             66             1,453
   Werner Enterprises, Inc. ...................            120             2,230
                                                                 ---------------
                                                                          90,186
                                                                 ---------------
  TRADING COMPANIES & DISTRIBUTORS -- 0.2%
   Applied Industrial Technologies, Inc. ......            470            11,360
   Beacon Roofing Supply, Inc.* ...............            730             7,745
   BlueLinx Holdings, Inc. ....................            550             1,947
   H&E Equipment Services, Inc.* ..............             30               361
   Houston Wire & Cable Co. ...................            580            11,542
   Kaman Corp. ................................            281             6,396
   Lawson Products, Inc. ......................             30               743

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
---------------------------------------
MULTI-MANAGER SMALL-CAP FUND
----------------------------
  INVESTMENTS / JUNE 30, 2008 -- CONTINUED

--------------------------------------------------------------------------------

                                                                      VALUE
                                                     SHARES          (NOTE 2)
                                                  ------------   ---------------
  TRADING COMPANIES & DISTRIBUTORS -- (CONTINUED)
   Rush Enterprises, Inc. - Class A* ..........             50   $           601
   TAL International Group, Inc. ..............            270             6,140
   Textainer Group Holdings, Ltd. .............            112             2,187
   Watsco, Inc. ...............................            419            17,514
                                                                 ---------------
                                                                          66,536
                                                                 ---------------
 TOTAL INDUSTRIALS ............................                        5,351,115
                                                                 ---------------
 INFORMATION TECHNOLOGY -- 16.8%
  COMMUNICATIONS EQUIPMENT -- 2.5%
   Acme Packet, Inc.* .........................          6,112            47,429
   Adtran, Inc. ...............................          1,271            30,301
   Airvana, Inc.* .............................             10                54
   Anaren, Inc.* ..............................             50               528
   Arris Group, Inc.* .........................          1,109             9,371
   Aruba Networks, Inc.* ......................          1,251             6,543
   Avanex Corp.* ..............................          6,687             7,556
   Avocent Corp.* .............................            200             3,720
   Bel Fuse, Inc. - Class B ...................             91             2,249
   Bigband Networks, Inc.* ....................          7,768            36,743
   Black Box Corp. ............................            120             3,263
   Blue Coat Systems, Inc.* ...................          1,058            14,928
   Cogo Group, Inc.* ..........................            938             8,545
   CommScope, Inc.* ...........................             30             1,583
   Comtech Telecommunications Corp.* ..........            620            30,380
   Digi International, Inc.* ..................            189             1,484
   Ditech Networks, Inc.* .....................             20                43
   Emulex Corp.* ..............................          4,880            56,852
   Finisar Corp.* .............................          8,835            10,514
   Foundry Networks, Inc.* ....................          4,818            56,949
   Globecomm Systems, Inc.* ...................             90               743
   Harmonic, Inc. .............................         10,282            97,782
   Harris Stratex Networks, Inc. - Class A ....             10                95
   Hughes Communications, Inc.* ...............             80             3,927
   Infinera Corp.* ............................          2,278            20,092
   InterDigital, Inc.* ........................          1,434            34,875
   Ixia* ......................................            501             3,482
   KVH Industries, Inc.* ......................          6,500            54,145
   Loral Space & Communications, Inc.* ........             40               705

                                                                      VALUE
                                                     SHARES          (NOTE 2)
                                                  ------------   ---------------
  COMMUNICATIONS EQUIPMENT -- (CONTINUED)
   Netgear, Inc.* .............................          2,270   $        31,462
   Neutral Tandem, Inc.* ......................            356             6,230
   Nextwave Wireless, Inc.* ...................            532             2,149
   Oplink Communications, Inc.* ...............            257             2,467
   Opnext, Inc.* ..............................             42               226
   Optium Corp.* ..............................             29               211
   Orbcomm, Inc.* .............................            517             2,947
   Parkervision, Inc.* ........................            670             6,653
   Plantronics, Inc. ..........................            150             3,348
   Polycom, Inc.* .............................          3,690            89,888
   Powerwave Technologies, Inc.* ..............            520             2,210
   Radyne Corp.* ..............................            100             1,143
   Riverbed Technology, Inc.* .................          1,350            18,522
   Seachange International, Inc.* .............             80               573
   ShoreTel, Inc.* ............................          1,372             6,064
   Sonus Networks, Inc.* ......................          5,284            18,071
   Starent Networks Corp.* ....................          2,715            34,155
   Sycamore Networks, Inc.* ...................          1,807             5,818
   Tekelec* ...................................             50               735
   UTStarcom, Inc.* ...........................          1,161             6,351
   Viasat, Inc.* ..............................            385             7,781
                                                                 ---------------
                                                                         791,885
                                                                 ---------------
  COMPUTERS & PERIPHERALS -- 0.8%
   3Par, Inc.* ................................            781             6,123
   Avid Technology, Inc.* .....................             90             1,529
   Compellent Technologies, Inc.* .............            540             6,124
   Cray, Inc.* ................................          6,950            32,248
   Data Domain, Inc.* .........................            816            19,037
   Electronics for Imaging, Inc.* .............            160             2,336
   Hutchinson Technology, Inc.* ...............             20               269
   Hypercom Corp.* ............................            802             3,529
   Imation Corp. ..............................            220             5,042
   Immersion Corp.* ...........................            328             2,234
   Intermec, Inc.* ............................          1,530            32,252
   Intevac, Inc.* .............................             50               564
   Isilon Systems, Inc.* ......................             19                84
   Netezza Corp.* .............................            966            11,090
   Novatel Wireless, Inc.* ....................            442             4,919
   Palm, Inc. .................................          2,650            14,284

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
---------------------------------------
MULTI-MANAGER SMALL-CAP FUND
----------------------------
  INVESTMENTS / JUNE 30, 2008 -- CONTINUED

--------------------------------------------------------------------------------

                                                                      VALUE
                                                     SHARES          (NOTE 2)
                                                  ------------   ---------------
  COMPUTERS & PERIPHERALS -- (CONTINUED)
   Prestek, Inc.* .............................            110   $           546
   Quantum Corp.* .............................          1,597             2,156
   Rackable Systems, Inc.* ....................          6,038            80,909
   Rimage Corp.* ..............................            139             1,722
   STEC, Inc.* ................................            455             4,673
   Stratasys, Inc.* ...........................            602            11,113
   Super Micro Computer,
     Inc.* ....................................             21               155
   Synaptics, Inc.* ...........................            575            21,695
                                                                 ---------------
                                                                         264,633
                                                                 ---------------
  ELECTRONIC EQUIPMENT & INSTRUMENTS -- 1.5%
   Agilysys, Inc. .............................             70               794
   Anixter International, Inc.* ...............            159             9,459
   Benchmark Electronics, Inc.* ...............            266             4,346
   Brightpoint, Inc.* .........................            320             2,336
   Checkpoint Systems, Inc.* ..................             90             1,879
   Cogent, Inc.* ..............................            916            10,415
   Cognex Corp. ...............................          1,159            26,715
   Comverge, Inc.* ............................            653             9,129
   CPI International, Inc.* ...................          1,616            19,877
   CTS Corp. ..................................            180             1,809
   Daktronics, Inc. ...........................            819            16,519
   Dolby Laboratories, Inc.* ..................            464            18,699
   DTS, Inc.* .................................            458            14,345
   Echelon Corp.* .............................            962            10,486
   Electro Rent Corp. .........................            260             3,260
   Excel Technology, Inc.* ....................            114             2,545
   Faro Technologies, Inc.* ...................            472            11,880
   FLIR Systems, Inc.* ........................            100             4,057
   Gerber Scientific, Inc.* ...................             80               910
   ICx Technologies, Inc.* ....................              7                51
   Insight Enterprises, Inc.* .................            130             1,525
   IPG Photonics Corp.* .......................            523             9,838
   Itron, Inc.* ...............................            280            27,538
   Kemet Corp.* ...............................             10                32
   L-1 Identity Solutions, Inc.* ..............            116             1,545
   Littelfuse, Inc.* ..........................            233             7,351
   LoJack Corp.* ..............................             30               239
   Maxwell Technologies, Inc.* ................            640             6,797
   Mercury Computer Systems, Inc.* ............             20               151
   Methode Electronics, Inc. ..................            130             1,359

                                                                      VALUE
                                                     SHARES          (NOTE 2)
                                                  ------------   ---------------
  ELECTRONIC EQUIPMENT & INSTRUMENTS --
   (CONTINUED)
   MTS Systems Corp. ..........................            249   $         8,934
   Multi-Fineline Electronix, Inc.* ...........            210             5,811
   Newport Corp.* .............................             10               114
   OSI Systems, Inc.* .........................            151             3,234
   Park Electrochemical Corp. .................          2,205            53,604
   PC Connection, Inc.* .......................             40               372
   Photon Dynamics, Inc.* .....................          3,980            60,018
   Plexus Corp.* ..............................            958            26,517
   Radisys Corp.* .............................            100               906
   Rofin-Sinar Technologies, Inc.* ............          1,395            42,129
   Rogers Corp.* ..............................             30             1,128
   Sanmina-SCI Corp.* .........................          4,820             6,170
   ScanSource, Inc.* ..........................            564            15,093
   SMART Modular Technologies (WWH), Inc.* ....            100               383
   Synnex Corp.* ..............................             70             1,756
   Technitrol, Inc. ...........................             70             1,189
   TTM Technologies, Inc.* ....................            417             5,509
   Universal Display Corp.* ...................          2,720            33,510
   X-Rite, Inc.* ..............................             70               179
                                                                 ---------------
                                                                         492,442
                                                                 ---------------
  INTERNET SOFTWARE & SERVICES -- 2.7%
   Ariba, Inc.* ...............................          1,840            27,066
   Art Technology Group, Inc.* ................          3,712            11,878
   Asiainfo Holdings, Inc.* ...................            899            10,626
   Bankrate, Inc.* ............................            368            14,378
   Chordiant Software, Inc.* ..................            411             2,055
   CMGI, Inc.* ................................            140             1,484
   CNET Networks, Inc.* .......................             50               575
   comScore, Inc.* ............................            445             9,710
   Constant Contact, Inc.* ....................            491             9,255
   DealerTrack Holdings, Inc.* ................            855            12,064
   Dice Holdings, Inc.* .......................            326             2,693
   Digital River, Inc.* .......................          1,070            41,281
   DivX, Inc.* ................................            346             2,540
   Earthlink, Inc.* ...........................          3,176            27,472
   Greenfield Online, Inc.* ...................            723            10,787
   GSI Commerce, Inc.* ........................            711             9,691
   HSW International, Inc.* ...................             16                46
   Imergent, Inc. .............................             50               592
   Infospace, Inc. ............................            949             7,905

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
---------------------------------------
MULTI-MANAGER SMALL-CAP FUND
----------------------------
  INVESTMENTS / JUNE 30, 2008 -- CONTINUED

--------------------------------------------------------------------------------

                                                                      VALUE
                                                     SHARES          (NOTE 2)
                                                  ------------   ---------------
  INTERNET SOFTWARE & SERVICES -- (CONTINUED)
   Internap Network Services Corp.* ...........            689   $         3,225
   Internet Brands, Inc. - Class A* ...........              9                60
   Internet Capital Group, Inc.* ..............            307             2,373
   Interwoven, Inc.* ..........................          4,509            54,153
   Ipass, Inc.* ...............................            210               435
   j2 Global Communications, Inc.* ............          1,265            29,095
   Jupitermedia Corp.* ........................            100               140
   Keynote Systems, Inc.* .....................            211             2,718
   Limelight Networks, Inc.* ..................             29               111
   Liquidity Services, Inc.* ..................            644             7,425
   LoopNet, Inc.* .............................            960            10,848
   Marchex, Inc. - Class B ....................            459             5,655
   MercadoLibre, Inc.* ........................            620            21,384
   Move, Inc.* ................................          4,319            10,063
   NIC, Inc. ..................................            609             4,159
   Omniture, Inc.* ............................          1,542            28,635
   Openwave Systems, Inc.* ....................            970             1,445
   RealNetworks, Inc.* ........................            942             6,217
   S1 Corp.* ..................................          1,284             9,720
   SAVVIS, Inc.* ..............................            899            11,606
   Sohu.com, Inc.* ............................            940            66,214
   SonicWALL, Inc.* ...........................            680             4,386
   Switch and Data Facilities Co., Inc.* ......            671            11,400
   TechTarget, Inc.* ..........................            612             6,463
   Terremark Worldwide, Inc.* .................            663             3,620
   The Knot, Inc.* ............................          3,576            34,973
   TheStreet.com, Inc. ........................          5,213            33,937
   Travelzoo, Inc.* ...........................             30               257
   United Online, Inc. ........................          3,350            33,600
   ValueClick, Inc.* ..........................          4,215            63,857
   Vignette Corp.* ............................            300             3,600
   VistaPrint, Ltd.* ..........................          1,072            28,687
   Vocus, Inc.* ...............................            422            13,576
   Websense, Inc.* ............................          6,539           110,117
   Website Pros, Inc.* ........................          3,500            29,155
                                                                 ---------------
                                                                         855,407
                                                                 ---------------
  IT SERVICES -- 1.3%
   CACI International, Inc. - Class A* ........            333            15,241

                                                                      VALUE
                                                     SHARES          (NOTE 2)
                                                  ------------   ---------------
  IT SERVICES -- (CONTINUED)
   Cass Information Systems, Inc. .............            127   $         4,068
   China Information Security Technology,
      Inc.* ...................................            210             1,189
   CIBER, Inc.* ...............................            430             2,670
   CSG Systems International, Inc.* ...........            620             6,832
   CyberSource Corp.* .........................          1,718            28,742
   Euronet Worldwide, Inc.* ...................             60             1,014
   ExlService Holdings, Inc.* .................            262             3,676
   Forrester Research, Inc.* ..................            445            13,742
   Gartner, Inc.* .............................          1,629            33,753
   Gevity HR, Inc. ............................            320             1,722
   Global Cash Access Holdings, Inc.* .........            898             6,160
   Heartland Payment Systems, Inc. ............            589            13,900
   iGate Corp.* ...............................            453             3,683
   infoGROUP, Inc. ............................            750             3,293
   Integral Systems, Inc. .....................            325            12,577
   Lionbridge Technologies, Inc.* .............            110               284
   Mantech International Corp. - Class A* .....            553            26,610
   MAXIMUS, Inc. ..............................          1,994            69,431
   Ness Technologies, Inc.* ...................            394             3,987
   Online Resources Corp.* ....................            416             3,474
   Perot Systems Corp.* .......................            250             3,753
   RightNow Technologies, Inc.* ...............            707             9,665
   SAIC, Inc.* ................................            220             4,578
   Sapient Corp.* .............................          5,946            38,173
   SI International, Inc.* ....................            100             2,094
   SRA International, Inc. - Class A* .........            523            11,747
   StarTek, Inc.* .............................             80               752
   Syntel, Inc. ...............................            624            21,041
   TNS, Inc.* .................................            666            15,957
   The Hackett Group, Inc.* ...................          1,220             7,003
   VeriFone Holdings, Inc.* ...................            850            10,158
   Wright Express Corp.* ......................          1,134            28,123
                                                                 ---------------
                                                                         409,092
                                                                 ---------------
  SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 3.1%
   Actel Corp.* ...............................            324             5,459

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
---------------------------------------
MULTI-MANAGER SMALL-CAP FUND
----------------------------
  INVESTMENTS / JUNE 30, 2008 -- CONTINUED

--------------------------------------------------------------------------------

                                                                      VALUE
                                                     SHARES          (NOTE 2)
                                                  ------------   ---------------
  SEMICONDUCTORS & SEMICONDUCTOR
   EQUIPMENT -- (CONTINUED)
   Advanced Analogic Technologies, Inc.* ......            567   $         2,342
   Advanced Energy Industries, Inc.* ..........          1,514            20,742
   Amkor Technology, Inc.* ....................            282             2,936
   ANADIGICS, Inc.* ...........................          6,999            68,940
   Applied Micro Circuits Corp.* ..............            861             7,370
   Asyst Technologies, Inc.* ..................          1,388             4,955
   Atheros Communications, Inc.* ..............          1,470            44,100
   ATMI, Inc.* ................................            658            18,371
   AuthenTec, Inc.* ...........................            661             6,888
   Cabot Microelectronics Corp.* ..............          1,462            48,465
   Cavium Networks, Inc.* .....................            742            15,582
   Cirrus Logic, Inc.* ........................          1,221             6,789
   Cohu, Inc. .................................            300             4,404
   Credence Systems Corp.* ....................             90               117
   Cymer, Inc.* ...............................            221             5,941
   Diodes, Inc.* ..............................            684            18,906
   DSP Group, Inc.* ...........................            110               770
   Eagle Test Systems, Inc.* ..................             56               627
   Emcore Corp.* ..............................          1,760            11,018
   Entegris, Inc.* ............................            262             1,716
   Exar Corp.* ................................            687             5,180
   FEI Co.* ...................................            110             2,506
   Formfactor, Inc.* ..........................            676            12,459
   Hittite Microwave Corp.* ...................            524            18,665
   Ikanos Communications, Inc.* ...............            110               371
   IXYS Corp.* ................................            700             8,358
   Kulicke & Soffa Industries, Inc.* ..........          1,550            11,300
   Lattice Semiconductor Corp.* ...............          1,033             3,233
   LTX Corp.* .................................          1,262             2,776
   Micrel, Inc. ...............................          1,740            15,921
   Microsemi Corp.* ...........................          1,918            48,295
   Microtune, Inc.* ...........................            729             2,522
   MIPS Technologies, Inc.* ...................            581             2,179
   MKS Instruments, Inc.* .....................            150             3,285
   Monolithic Power Systems, Inc.* ............          2,178            47,088
   Netlogic Microsystems, Inc.* ...............            451            14,973
   NVE Corp.* .................................             10               317

                                                                      VALUE
                                                     SHARES          (NOTE 2)
                                                  ------------   ---------------
  SEMICONDUCTORS & SEMICONDUCTOR
   EQUIPMENT -- (CONTINUED)
   Omnivision Technologies, Inc.* .............          6,159   $        74,462
   ON Semiconductor Corp.* ....................            740             6,786
   PDF Solutions, Inc.* .......................             10                60
   Pericom Semiconductor Corp.* ...............            686            10,180
   Photronics, Inc.* ..........................            200             1,408
   PLX Technology, Inc.* ......................            394             3,006
   PMC-Sierra, Inc.* ..........................         13,796           105,539
   Power Integrations, Inc.* ..................            710            22,443
   RF Micro Devices, Inc.* ....................            410             1,189
   Rubicon Technology, Inc.* ..................            439             8,921
   Rudolph Technologies, Inc.* ................            353             2,718
   Semitool, Inc.* ............................            591             4,438
   Semtech Corp.* .............................          1,562            21,977
   Sigma Designs, Inc.* .......................            588             8,167
   Silcon Storage Technology, Inc.* ...........            220               609
   Silicon Image, Inc.* .......................          2,265            16,421
   Sirf Technology Holdings, Inc.* ............            400             1,728
   Skyworks Solutions, Inc.* ..................          2,531            24,981
   Spansion, Inc. - Class A* ..................            902             2,030
   Standard Microsystems Corp.* ...............            223             6,055
   Supertex, Inc.* ............................            417             9,733
   Techwell, Inc.* ............................            313             3,856
   Tessera Techonologies, Inc.* ...............          1,254            20,528
   Transmeta Corp.* ...........................            480             6,629
   Trident Microsystems, Inc.* ................         11,719            42,774
   Ultratech, Inc.* ...........................          1,770            27,470
   Varian Semiconductor Equipment Associates,
      Inc.* ...................................             15               522
   Veeco Instruments, Inc.* ...................            648            10,420
   Volterra Semiconductor Corp.* ..............            683            11,789
   Zoran Corp.* ...............................          3,460            40,482
                                                                 ---------------
                                                                         993,187
                                                                 ---------------

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
---------------------------------------
MULTI-MANAGER SMALL-CAP FUND
----------------------------
  INVESTMENTS / JUNE 30, 2008 -- CONTINUED

--------------------------------------------------------------------------------

                                                                      VALUE
                                                     SHARES          (NOTE 2)
                                                  ------------   ---------------
  SOFTWARE -- 4.9%
   Access Integrated Technologies, Inc.* ......             80   $           169
   ACI Worldwide, Inc.* .......................            983            17,291
   Actuate Corp.* .............................          6,192            24,211
   Advent Software, Inc.* .....................            428            15,442
   Ansoft Corp.* ..............................            403            14,669
   ANSYS, Inc.* ...............................             80             3,770
   ArcSight, Inc.* ............................            510             4,488
   Blackbaud, Inc. ............................          1,128            24,139
   Blackboard, Inc.* ..........................            800            30,584
   Bottomline Technologies, Inc.* .............             30               292
   Callidus Software, Inc.* ...................          1,310             6,550
   Commvault Systems, Inc.* ...................          1,066            17,738
   Concur Technologies, Inc.* .................          1,078            35,822
   Deltek, Inc.* ..............................             14               106
   DemandTec, Inc.* ...........................            820             6,158
   Digimarc Corp.* ............................            490             6,938
   Double-Take Software, Inc.* ................            636             8,739
   Ebix, Inc.* ................................             10               777
   Entrust Technologies, Inc.* ................          2,340             6,880
   EPIQ Systems, Inc.* ........................            833            11,829
   FalconStor Software, Inc.* .................          1,324             9,374
   Guidance Software, Inc.* ...................              7                67
   i2 Technologies, Inc.* .....................             50               621
   Informatica Corp.* .........................          8,040           120,922
   Interactive Intelligence, Inc.* ............            163             1,897
   InterVoice, Inc.* ..........................            500             2,850
   Jack Henry & Associates, Inc. ..............          1,481            32,049
   JDA Software Group, Inc.* ..................          1,256            22,734
   Kenexa Corp.* ..............................            337             6,349
   Lawson Software, Inc.* .....................          3,205            23,300
   Macrovision Solutions Corp.* ...............          1,191            17,817
   Magma Design Automation, Inc.* .............          1,571             9,536
   Manhattan Associates, Inc.* ................            582            13,811
   Mentor Graphics Corp.* .....................            182             2,876
   MICROS Systems, Inc.* ......................          5,532           168,671

                                                                      VALUE
                                                     SHARES          (NOTE 2)
                                                  ------------   ---------------
  SOFTWARE -- (CONTINUED)
   MicroStrategy, Inc. - Class A* .............            304   $        19,684
   Midway Games, Inc.* ........................            382               840
   Monotype Imaging Holdings, Inc.* ...........            210             2,558
   Net 1 UEPS Technologies, Inc.* .............          1,189            28,893
   Netscout Systems, Inc.* ....................            660             7,049
   NetSuite, Inc.* ............................            180             3,685
   OpenTV Corp. - Class A* ....................            134               176
   Parametric Technology Corp.* ...............          6,466           107,788
   Pegasystems, Inc. ..........................            182             2,450
   Phoenix Technologies, Ltd.* ................            700             7,700
   Progress Software Corp.* ...................          3,668            93,791
   PROS Holdings, Inc.* .......................            672             7,547
   QAD, Inc. ..................................             22               149
   Quality Systems, Inc. ......................            573            16,777
   Quest Software, Inc.* ......................          3,040            45,022
   Radiant Systems, Inc.* .....................            862             9,249
   Renaissance Learning, Inc. .................            229             2,567
   Secure Computing Corp.* ....................            625             2,587
   Smith Micro Software, Inc.* ................            404             2,303
   Solera Holdings, Inc.* .....................          3,079            85,165
   Sonic Solutions, Inc.* .....................          4,320            25,747
   Sourcefire, Inc.* ..........................            864             6,679
   SPSS, Inc.* ................................            471            17,130
   SuccessFactors, Inc.* ......................            607             6,647
   Sybase, Inc.* ..............................          6,990           205,646
   Symvx Technologies, Inc.* ..................            586             4,090
   Synchronoss Technologies, Inc.* ............            248             2,239
   Take-Two Interactive Software, Inc.* .......          1,875            47,944
   Taleo Corp. - Class A* .....................            582            11,401
   TeleCommunication Systems,
      Inc. - Class A* .........................          1,410             6,528
   The Ultimate Software Group, Inc.* .........            660            23,516
   THQ, Inc.* .................................          1,260            25,528
   TIBCO Software, Inc.* ......................            210             1,606
   Tivo, Inc.* ................................          2,520            15,548

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
---------------------------------------
MULTI-MANAGER SMALL-CAP FUND
----------------------------
  INVESTMENTS / JUNE 30, 2008 -- CONTINUED

--------------------------------------------------------------------------------

                                                                      VALUE
                                                     SHARES          (NOTE 2)
                                                  ------------   ---------------
  SOFTWARE -- (CONTINUED)
   Tyler Technologies, Inc.* ..................            949   $        12,878
   Unica Corp.* ...............................             22               177
   Vasco Data Security International, Inc.* ...            963            10,140
   Wind River Systems, Inc.* ..................          1,763            19,199
                                                                 ---------------
                                                                       1,558,089
                                                                 ---------------
 TOTAL INFORMATION TECHNOLOGY .................                        5,364,735
                                                                 ---------------
 MATERIALS -- 4.2%
  CHEMICALS -- 2.2%
   A. Schulman, Inc. ..........................            160             3,685
   Albemarle Corp. ............................            600            23,946
   American Vanguard Corp. ....................            263             3,235
   Arch Chemicals, Inc. .......................            276             9,149
   Balchem Corp. ..............................            504            11,658
   Calgon Carbon Corp.* .......................          1,088            16,821
   CF Industries Holdings, Inc. ...............            405            61,884
   Ferro Corp. ................................          1,171            21,968
   Flotek Industries, Inc.* ...................            558            11,506
   Gentek, Inc.* ..............................            370             9,949
   Georgia Gulf Corp. .........................            900             2,610
   H.B. Fuller Co. ............................          1,940            43,534
   Hercules, Inc. .............................          1,704            28,849
   Innophos Holdings, Inc. ....................             47             1,502
   Innospec, Inc. .............................            272             5,119
   Koppers Holdings, Inc. .....................          1,967            82,358
   Kronos Worldwide, Inc. .....................            280             4,309
   Landec Corp.* ..............................            299             1,935
   LSB Industries, Inc.* ......................            178             3,524
   Minerals Technologies, Inc. ................            146             9,284
   NewMarket Corp. ............................            352            23,313
   NL Industries, Inc. ........................            280             2,668
   Olin Corp. .................................          3,160            82,729
   OM Group, Inc.* ............................            580            19,018
   PolyOne Corp.* .............................            100               697
   Quaker Chemical Corp. ......................            240             6,398
   Rockwood Holdings, Inc.* ...................            110             3,828
   Sensient Technologies Corp. ................            140             3,942
   ShengdaTech, Inc.* .........................            615             6,107
   Solutia, Inc.* .............................          1,090            13,974
   Spartech Corp. .............................            480             4,526

                                                                      VALUE
                                                     SHARES          (NOTE 2)
                                                  ------------   ---------------
  CHEMICALS -- (CONTINUED)
   Stepan Co. .................................            200   $         9,124
   Terra Industries, Inc. .....................          2,110           104,129
   Tronox, Inc. - Class B .....................            800             2,416
   Valhi, Inc. ................................            310             8,448
   W.R. Grace & Co.* ..........................          1,413            33,191
   Zep, Inc. ..................................            732            10,892
   Zoltek Cos., Inc.* .........................            681            16,514
                                                                 ---------------
                                                                         708,739
                                                                 ---------------
  CONSTRUCTION MATERIALS -- 0.1%
   Headwaters, Inc.* ..........................            773             9,098
   Texas Industries, Inc. .....................            581            32,612
   US Concrete, Inc.* .........................            140               666
                                                                 ---------------
                                                                          42,376
                                                                 ---------------
  CONTAINERS & PACKAGING -- 0.8%
   AEP Industries, Inc.* ......................             98             1,702
   AptarGroup, Inc. ...........................            120             5,034
   BWAY Holding Co.* ..........................          4,000            34,440
   Chesapeake Corp.* ..........................            370               870
   Graphic Packaging Holding Co.* .............          4,042             8,165
   Greif, Inc. - Class A ......................          1,170            74,915
   Myers Industries, Inc. .....................            464             3,782
   Rock-Tenn Co. - Class A ....................          2,153            64,568
   Silgan Holdings, Inc. ......................          1,061            53,835
                                                                 ---------------
                                                                         247,311
                                                                 ---------------
  METALS & MINING -- 0.9%
   A.M. Castle & Co. ..........................             20               572
   Allied Nevada Gold Corp.* ..................          1,080             6,361
   AMCOL International Corp. ..................            270             7,684
   Apex Silver Mines, Ltd.* ...................            767             3,766
   Century Aluminum Co.* ......................             10               665
   Compass Minerals International, Inc. .......          1,406           113,267
   Esmark, Inc.* ..............................            100             1,912
   General Moly, Inc.* ........................          1,451            11,419
   General Steel Holdings, Inc.* ..............            490             7,703
   Haynes International, Inc.* ................             34             1,957
   Hecla Mining Co.* ..........................             30               278
   Kaiser Aluminum Corp. ......................            220            11,777
   Olympic Steel, Inc. ........................          1,070            81,234

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
---------------------------------------
MULTI-MANAGER SMALL-CAP FUND
----------------------------
  INVESTMENTS / JUNE 30, 2008 -- CONTINUED

--------------------------------------------------------------------------------

                                                                      VALUE
                                                     SHARES          (NOTE 2)
                                                  ------------   ---------------
  METALS & MINING -- (CONTINUED)
   Royal Gold, Inc. ...........................             20   $           627
   Schnitzer Steel Industries,
      Inc. - Class A ..........................             40             4,584
   Stillwater Mining Co.* .....................            414             4,898
   Universal Stainless & Alloy* ...............            153             5,667
   Worthington Industries, Inc. ...............            840            17,220
                                                                 ---------------
                                                                         281,591
                                                                 ---------------
  PAPER & FOREST PRODUCTS -- 0.2%
   AbitibiBowater, Inc. .......................            487             4,544
   Buckeye Technologies, Inc.* ................            110               930
   Deltic Timber Corp. ........................            243            13,003
   Glatfelter .................................          2,740            37,017
   Mercer International, Inc.* ................             60               449
   Neenah Paper, Inc. .........................             80             1,337
   Schweitzer-Mauduit International, Inc. .....             80             1,348
   Wausau Paper Corp. .........................            270             2,082
                                                                 ---------------
                                                                          60,710
                                                                 ---------------
 TOTAL MATERIALS ..............................                        1,340,727
                                                                 ---------------
 TELECOMMUNICATION SERVICES -- 1.3%
  DIVERSIFIED TELECOMMUNICATION SERVICES -- 0.8%
   Alaska Communications Systems Group, Inc. ..            465             5,552
   Atlantic Tele-Network, Inc. ................             50             1,376
   Cbeyond, Inc.* .............................            649            10,397
   Cincinnati Bell, Inc.* .....................          1,510             6,010
   Cogent Communications
   Group, Inc.* ...............................          1,162            15,571
   Consolidated Communications Holdings, Inc. .            417             6,209
   Fairpoint Communications, Inc. .............            670             4,831
   Global Crossing, Ltd.* .....................            210             3,767
   Hungarian Telephone & Cable Corp.* .........             43               784
   IDT Corp. - Class B* .......................            190               323
   Iowa Telecommunications Services, Inc. .....            500             8,805
   NTELOS Holdings Corp. ......................            749            19,002

                                                                      VALUE
                                                     SHARES          (NOTE 2)
                                                  ------------   ---------------
  DIVERSIFIED TELECOMMUNICATION SERVICES --
   (CONTINUED)
   PAETEC Holdings Corp.* .....................          2,547   $        16,173
   Premiere Global Services, Inc.* ............          6,078            88,617
   Shenandoah Telecommunication Co. ...........            648             8,437
   SureWest Communications ....................            100               843
   TW Telecom, Inc.* ..........................          3,123            50,062
   Vonage Holdings Corp.* .....................             68               113
                                                                 ---------------
                                                                         246,872
                                                                 ---------------
  WIRELESS TELECOMMUNICATION SERVICES -- 0.5%
   Centennial Communications Corp.* ...........          7,107            49,678
   ICO Global Communications Holdings, Ltd.* ..          1,051             3,426
   iPCS, Inc.* ................................            453            13,422
   Rural Cellular Corp. - Class A* ............            118             5,252
   Syniverse Holdings, Inc.* ..................          4,098            66,388
   USA Mobility, Inc.* ........................          1,290             9,739
   Virgin Mobile USA, Inc. - Class A* .........            926             2,547
                                                                 ---------------
                                                                         150,452
                                                                 ---------------
 TOTAL TELECOMMUNICATION SERVICES .............                          397,324
                                                                 ---------------
 UTILITIES -- 1.2%
  ELECTRIC UTILITIES -- 0.7%
   ALLETE, Inc. ...............................            210             8,820
   Central Vermont Public Service Corp. .......            110             2,131
   Cleco Corp. ................................            330             7,699
   Idacorp, Inc. ..............................            240             6,934
   ITC Holdings Corp. .........................          1,254            64,092
   MGE Energy, Inc. ...........................          2,570            83,834
   Portland General Electric Co. ..............            170             3,828
   The Empire District Electric Co. ...........            280             5,191
   UIL Holdings Corp. .........................            200             5,882
   Unisource Energy Corp. .....................            220             6,822
   Westar Energy, Inc. ........................            530            11,400
                                                                 ---------------
                                                                         206,633
                                                                 ---------------

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
---------------------------------------
MULTI-MANAGER SMALL-CAP FUND
----------------------------
  INVESTMENTS / JUNE 30, 2008 -- CONTINUED

--------------------------------------------------------------------------------

                                                                      VALUE
                                                     SHARES          (NOTE 2)
                                                  ------------   ---------------
  GAS UTILITIES -- 0.2%
   EnergySouth, Inc. ..........................             80   $         3,925
   New Jersey Resources Corp. .................            125             4,081
   Nicor, Inc. ................................            370            15,758
   Northwest Natural Gas Co. ..................             90             4,163
   Piedmont Natural Gas Co. ...................            230             6,017
   South Jersey Industries, Inc. ..............             50             1,868
   Southern Union Co. .........................              1                26
   Southwest Gas Corp. ........................            190             5,649
   The Laclede Group, Inc. ....................            100             4,037
   WGL Holdings, Inc. .........................            160             5,558
                                                                 ---------------
                                                                          51,082
                                                                 ---------------
  INDEPENDENT POWER PRODUCERS & ENERGY
   TRADERS -- 0.1%
   Ormat Technologies, Inc. ...................            442            21,737
   US Geothermal, Inc.* .......................          2,440             7,174
                                                                 ---------------
                                                                          28,911
                                                                 ---------------
  MULTI-UTILITIES -- 0.2%
   Avista Corp. ...............................            240             5,150
   Black Hills Corp. ..........................          1,370            43,922
   CH Energy Group, Inc. ......................            150             5,336
   NorthWestern Corp. .........................            210             5,338
   PNM Resources, Inc. ........................            700             8,372
                                                                 ---------------
                                                                          68,118
                                                                 ---------------
  WATER UTILITIES -- 0.0%
   American States Water Co. ..................             70             2,446
   Cadiz, Inc.* ...............................            239             3,853
   California Water Service Group .............             30               983
   Consolidated Water Co., Inc. ...............            180             3,564
   SJW Corp. ..................................            159             4,198

                                                                      VALUE
                                                     SHARES          (NOTE 2)
                                                  ------------   ---------------
  WATER UTILITIES -- (CONTINUED)
   Southwest Water Co. ........................             20   $           200
                                                                 ---------------
                                                                          15,244
                                                                 ---------------
 TOTAL UTILITIES ..............................                          369,988
                                                                 ---------------
 TOTAL COMMON STOCK
   (COST $30,134,346) .........................                       29,730,702
                                                                 ---------------
PREFERRED STOCK -- 0.0%
 HEALTH CARE -- 0.0%
  HEALTH CARE EQUIPMENT & SUPPLIES -- 0.0%
   Inverness Medical Innovations, Inc.,
      3.00% Series B (Cost $5,614) ............             20             4,740
                                                                 ---------------
 TOTAL HEALTH CARE ............................                            4,740
                                                                 ---------------
  EXCHANGE-TRADED FUNDS -- 5.6%
   iShares Russell 2000 Growth Index Fund
      (Cost $1,785,391) .......................         23,674         1,803,012
                                                                 ---------------
 SHORT-TERM INVESTMENTS -- 1.5%
   BlackRock Liquidity Funds TempCash
      Portfolio - Institutional Series ........        239,781           239,781
   BlackRock Liquidity Funds TempFund
      Portfolio - Institutional Series ........        239,777           239,777
                                                                 ---------------
 TOTAL SHORT-TERM INVESTMENTS (COST $479,558) .                          479,558
                                                                 ---------------
 TOTAL INVESTMENTS -- 100.5%
   (COST $32,404,909)+ ........................                       32,018,012
 LIABILITIES IN EXCESS OF
   OTHER ASSETS -- (0.5)% .....................                         (174,063)
                                                                 ---------------
 NET ASSETS -- 100.0% .........................                  $    31,843,949
                                                                 ===============

----------
*    Non-income producing security.

+ The cost for Federal income tax purposes is $33,265,878. At June 30, 2008, net unrealized depreciation was $1,247,866. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $3,118,827, and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $4,366,693.

     The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
---------------------------------------
MULTI-MANAGER INTERNATIONAL FUND
--------------------------------
  INVESTMENTS / JUNE 30, 2008

(Showing Percentage of Net Assets)
--------------------------------------------------------------------------------

                                                                      VALUE
                                                     SHARES          (NOTE 2)
                                                  ------------   ---------------
 COMMON STOCK -- 91.1%
  ARGENTINA -- 0.1%
   Banco Macro SA - ADR .......................          8,500   $       141,270
   BBVA Banco Frances SA - ADR ................          4,500            23,850
   Cresud SA - ADR ............................         17,600           261,536
   Grupo Financiero Galicia SA - ADR* .........         16,400            81,180
   IRSA Inversiones y Representaciones
      SA - GDR* ...............................          3,700            41,699
   MercadoLibre, Inc.* ........................          7,300           251,777
   Petrobras Energia Participaciones
      SA - ADR ................................         16,900           202,800
   Telecom Argentina SA - ADR* ................         19,550           278,588
   Transportadora de Gas del Sur SA - ADR .....         16,900            59,657
                                                                 ---------------
  TOTAL ARGENTINA .............................                        1,342,357
                                                                 ---------------
  AUSTRALIA -- 4.1%
   AGL Energy, Ltd. ...........................         48,746           668,246
   Amcor, Ltd. ................................        117,695           569,785
   Amcor, Ltd. - ADR ..........................         10,891           211,121
   APN News & Media, Ltd. .....................         10,100            28,854
   Australia & New Zealand Banking
      Group, Ltd. .............................         78,000         1,399,787
   Australia & New Zealand Banking Group,
      Ltd. - ADR ..............................            720            64,672
   AXA Asia Pacific Holdings, Ltd. ............         16,771            75,243
   Bank of Queensland, Ltd. ...................          6,109            76,133
   BHP Billiton, Ltd. .........................        295,461        12,377,792
   BlueScope Steel, Ltd. ......................        438,842         4,770,708
   Boral, Ltd. ................................         38,004           205,845
   Caltex Australia, Ltd. .....................         59,499           744,928
   Centennial Coal Co., Ltd. ..................          9,491            50,952
   Commonwealth Bank of Australia .............          2,492            95,965
   Computershare, Ltd. ........................         23,943           211,397
   Crown, Ltd. ................................          5,459            48,617
   CSL, Ltd. ..................................         19,828           678,592

                                                                      VALUE
                                                     SHARES          (NOTE 2)
                                                  ------------   ---------------
  AUSTRALIA -- (CONTINUED)
   CSR, Ltd. ..................................         52,062   $       122,278
   Dexus Property Group .......................      1,317,435         1,742,889
   Downer EDI, Ltd. ...........................         18,362           120,931
   Fortescue Metals Group, Ltd.* ..............         21,242           242,328
   Foster's Group, Ltd. .......................         58,308           283,399
   Goodman Fielder, Ltd. ......................         28,000            37,713
   Incitec Pivot, Ltd. ........................          6,958         1,234,007
   Insurance Australia Group, Ltd. ............         56,000           186,285
   John Fairfax Holdings, Ltd. ................         59,922           168,312
   Leighton Holdings, Ltd. ....................         24,878         1,212,741
   Lend Lease Corp., Ltd. .....................         11,700           107,115
   Macquarie Airports .........................        218,504           431,507
   Macquarie Group, Ltd. ......................          6,697           312,274
   Macquarie Infrastructure Group .............        540,728         1,202,620
   Metcash, Ltd. ..............................         20,000            70,940
   Minara Resources, Ltd. .....................            624             1,944
   National Australia Bank, Ltd. ..............         59,261         1,505,485
   Newcrest Mining, Ltd. ......................         19,697           553,260
   Octaviar, Ltd. .............................         28,635            27,177
   Oil Search, Ltd. ...........................         33,686           219,594
   Origin Energy, Ltd. ........................         69,790         1,078,499
   Oxiana Resources, Ltd. .....................        125,118           315,455
   Publishing & Broadcasting, Ltd. ............          5,459            17,270
   Qantas Airways, Ltd. .......................         66,282           193,166
   QBE Insurance Group, Ltd. ..................         39,645           851,330
   Rio Tinto, Ltd. ............................         18,850         2,448,568
   Santos, Ltd. ...............................         47,141           969,366
   Seven Network, Ltd. ........................          7,999            57,742
   Sims Group, Ltd. ...........................         10,925           436,631
   Tabcorp Holdings, Ltd. .....................         22,784           214,270
   Tattersalls, Ltd. ..........................        178,463           402,048
   Washington H Soul Pattinson And Co., Ltd. ..          5,543            59,993
   Westpac BankingCorp., Ltd. .................            454             8,705
   Woodside Petroleum, Ltd. ...................         23,228         1,503,063
   Woolworths, Ltd. ...........................         92,462         2,167,224
                                                                 ---------------
  TOTAL AUSTRALIA .............................                       42,784,766
                                                                 ---------------

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
---------------------------------------
MULTI-MANAGER INTERNATIONAL FUND
--------------------------------
  INVESTMENTS / JUNE 30, 2008 -- CONTINUED

--------------------------------------------------------------------------------

                                                                      VALUE
                                                     SHARES          (NOTE 2)
                                                  ------------   ---------------
  AUSTRIA -- 1.0%
   Erste Bank der oesterreichischen Sparkassen
      AG ......................................          8,605   $       535,695
   Flughafen Wien AG ..........................          4,498           429,163
   Immoeast AG* ...............................         44,326           392,914
   Oesterreichische Elektrizitaetswirtschafts
      AG - Class A ............................          2,077           186,137
   OMV AG .....................................         85,145         6,684,085
   Raiffeisen International Bank-Holding AG ...          7,477           955,550
   Telekom Austria AG .........................          4,475            97,090
   Wiener Staedtische Allgemeine Verischerung
      AG ......................................          4,925           325,211
   Wienerberger AG ............................         11,016           462,570
                                                                 ---------------
  TOTAL AUSTRIA ...............................                       10,068,415
                                                                 ---------------
  BELGIUM -- 0.8%
   Delhaize Group .............................         27,131         1,826,133
   Delhaize Group - ADR .......................          2,700           181,602
   Dexia ......................................        188,647         3,017,687
   Groupe Bruxelles Lambert SA ................            494            58,808
   InBev NV ...................................          1,713           118,886
   KBC Ancora .................................          5,486           479,379
   KBC Bancassurance Holding NV ...............          4,882           542,129
   Solvay SA ..................................          9,233         1,207,875
   UCB SA .....................................          4,000           148,030
   Umicore ....................................          8,301           410,384
                                                                 ---------------
  TOTAL BELGIUM ...............................                        7,990,913
                                                                 ---------------
  BERMUDA -- 0.1%
   Aquarius Platinum, Ltd. ....................          6,243           100,067
   Central European Media Enterprises Ltd. -
      Class A* ................................          1,889           171,339
   Credicorp, Ltd. ............................          8,285           680,364
                                                                 ---------------
  TOTAL BERMUDA ...............................                          951,770
                                                                 ---------------
  BOTSWANA -- 0.0%
   Barclays Bank of Botswana, Ltd. ............         89,600            76,744
   Botswana Insurance Holdings, Ltd. ..........         23,800            38,222

                                                                      VALUE
                                                     SHARES          (NOTE 2)
                                                  ------------   ---------------
  BOTSWANA -- (CONTINUED)
   First National Bank of Botswana ............        136,200   $        49,996
   Letshego ...................................         19,400            43,025
   Sechaba Breweries, Ltd. ....................         43,703           124,330
   Standard Chartered Bank of Botswana ........         27,700            63,975
                                                                 ---------------
  TOTAL BOTSWANA ..............................                          396,292
                                                                 ---------------
  BRAZIL -- 1.7%
   All America Latina Logistica SA ............          4,600            58,651
   American Banknote SA .......................          2,600            27,166
   Anhanguera Educacional Participacoes SA ....          3,400            57,052
   B2W Companhia Global do Varejo .............          1,500            54,429
   Banco Bradesco SA ..........................          7,500           136,143
   Banco do Brazil SA .........................         55,700           906,502
   Bolsa De Mercadorias & Futuros - BM&F ......          5,100            43,934
   Bovespa Holding SA .........................          9,550           117,953
   BR Malls Participacoes SA* .................          4,000            37,927
   Bradespar SA ...............................          4,600           123,960
   Brasil Telecom Participacoes SA ............          1,200            39,074
   Centrais Eletricas Brasileiras SA -
      ELETROBRAS ..............................          7,300           134,470
   Cia De Bebidas Americas ....................          1,200            71,629
   Cia De Concessoes Rodoviarias ..............          2,100            41,460
   Cia De Saneamento Basico do Estado De
      Sao Paulo ...............................          4,300           109,974
   Cia De Transmissao De Energia Eletrica
      Paulista ................................         31,100         1,017,525
   Cia Energetica De Minas Gerais .............          1,428            29,618
   Cia Siderurgica Nacional SA ................          7,300           323,311
   Cia Vale do Rio Doce .......................         21,800           778,523
   Confab Industrial SA .......................         67,000           288,379
   Cosan SA Industria e Comercio ..............          4,200            72,441

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
---------------------------------------
MULTI-MANAGER INTERNATIONAL FUND
--------------------------------
  INVESTMENTS / JUNE 30, 2008 -- CONTINUED

--------------------------------------------------------------------------------

                                                                      VALUE
                                                     SHARES          (NOTE 2)
                                                  ------------   ---------------
  BRAZIL -- (CONTINUED)
   CPFL Energia SA ............................          1,500   $        34,162
   Cyrela Brazil Realty SA ....................         51,100           705,091
   Cyrela Commercial Properties SA
      Empreendimentos e Participacoes .........          1,540            10,471
   Diagnosticos da America SA .................          2,600            67,291
   EDP Energias do Brasil SA ..................          1,500            29,708
   EDP Renovaveis SA* .........................          5,580            64,573
   Eletropaulo Metropolitana Eletricidade de
      Sao Paulo SA ............................         18,889           443,033
   Empresa Brasileira de Aeronautica SA .......         36,200           239,587
   Fertilizantes Fosfatados SA ................          1,100            83,507
   Gafisa SA ..................................          3,400            58,537
   Gerdau SA ADR ..............................          3,800            73,459
   Global Village Telecom Holding SA* .........          2,500            60,742
   Industrias Romi SA .........................          5,600            58,337
   Iochpe-Maxion SA ...........................          1,666            31,156
   JBS SA .....................................         18,700            95,069
   Localiza Rent A Car SA .....................          2,700            30,316
   Log-in Logistica Intermodal SA .............         40,028           304,623
   Lojas Renner SA ............................          4,200            83,052
   Lupatech SA* ...............................          1,200            43,865
   Marfrig Frigorificose e Comercio de
      Alimentos SA ............................          5,000            63,315
   Mmx Mineracao E Metalicos SA* ..............          2,000            61,493
   MRV Engenharia e Participacoes SA ..........          2,200            48,993
   Natura Cosmeticos SA .......................          4,800            49,853
   Perdigao SA ................................          6,800           184,051
   Petroleo Brasileiro SA .....................          9,200           533,140
   Petroleo Brasileiro SA Sponsored ADR .......         87,768         6,216,607
   Petroleo Brasileiro SA ADR .................         34,400         1,210,470
   Porto Seguro SA ............................          5,200            59,684
   Positivo Informatica SA ....................          2,600            25,739

                                                                      VALUE
                                                     SHARES          (NOTE 2)
                                                  ------------   ---------------
  BRAZIL -- (CONTINUED)
   Redecard SA ................................         16,300   $       301,170
   Rossi Residencial SA .......................          4,600            34,548
   Souza Cruz SA ..............................          2,700            76,852
   Tele Norte Leste Participacoes SA ..........          2,600            74,622
   Tele Norte Leste Participacoes SA - ADR ....         29,495           734,721
   Telecomunicacoes de Sao Paulo SA ...........          1,000            25,320
   Telemig Celular Participacoes SA ...........          2,300            67,001
   Terna Participacoes SA .....................          2,173            43,362
   Tim Participacoes SA* ......................          5,300            19,837
   Totvs SA ...................................          1,000            32,493
   Tractebel Energia SA .......................          2,700            40,253
   Unibanco - Uniao De Bancos Brasileiros SA ..         17,600           223,088
   Usinas Siderurgicas de Minas Gerais SA .....          1,125            52,913
   Weg SA .....................................         21,800           270,613
                                                                 ---------------
  TOTAL BRAZIL ................................                       17,436,838
                                                                 ---------------
  BULGARIA -- 0.1%
   Albena AD ..................................          1,830           119,540
   Bulgarian American Credit Bank JSCO ........          2,600           135,923
   Central Cooperative Bank AD* ...............         20,482            79,517
   Chimimport AD* .............................         10,600            77,220
   Doverie Holding AD* ........................         11,040            64,518
   Olovno Tzinkov Komplex AD* .................            900            26,081
   Petrol AD* .................................         37,250           251,871
   Sopharma AD ................................         14,000            66,602
                                                                 ---------------
  TOTAL BULGARIA ..............................                          821,272
                                                                 ---------------
  CANADA -- 1.7%
   Agrium, Inc. ...............................          7,700           812,060
   Astral Media, Inc. .........................          1,900            59,681
   Bank of Montreal ...........................         11,994           499,897
   Barrick Gold Corp. .........................         22,986         1,050,679
   Biovail Corp. ..............................         15,800           153,863
   Cameco Corp. ...............................          3,464           148,622
   Canadian Natural Resources, Ltd. ...........          4,379           433,047
   Canadian Pacific Railway, Ltd. .............          3,800           252,290

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
---------------------------------------
MULTI-MANAGER INTERNATIONAL FUND
--------------------------------
  INVESTMENTS / JUNE 30, 2008 -- CONTINUED

--------------------------------------------------------------------------------

                                                                      VALUE
                                                     SHARES          (NOTE 2)
                                                  ------------   ---------------
  CANADA -- (CONTINUED)
   Canadian Tire Corp., Ltd. ..................          1,700   $        88,193
   CGI Group, Inc.* ...........................          9,500            94,655
   Eldorado Gold Corp.* .......................         15,002           127,849
   Empire Co., Ltd. - Class A .................          1,800            77,317
   Fairfax Financial Holdings, Ltd. ...........          1,100           276,041
   George Weston, Ltd. ........................          1,900            87,817
   Goldcorp, Inc. .............................         19,200           885,154
   Industrial Alliance Insurance and Financial
      Services, Inc. ..........................          3,700           124,277
   Ivanhoe Mines, Ltd.* .......................         62,805           680,588
   Jean Coutu Group PJC, Inc. .................          3,100            25,020
   Kinross Gold Corp. .........................          9,372           221,502
   Loblaw Cos., Ltd. ..........................          2,900            86,485
   Lundin Mining Corp.* .......................         14,400            87,838
   Magna International, Inc. - Class A ........          6,000           352,398
   Manitoba Telecom Services, Inc. ............          3,700           145,177
   Manulife Financial Corp. ...................         20,400           713,410
   MDS, Inc.* .................................          7,800           126,749
   Methanex Corp. .............................          2,500            70,658
   Metro, Inc. - Class A ......................          4,300           102,218
   National Bank of Canada ....................          6,600           327,767
   Nexen, Inc. ................................         27,300         1,088,573
   OPTI Canada, Inc.* .........................          8,694           196,951
   Petro-Canada ...............................         46,146         2,584,484
   Potash Corp. of Saskatchewan, Inc. .........          2,748           637,535
   Power Corp. of Canada ......................         11,600           355,155
   Quebecor, Inc. - Class B ...................          1,500            41,497
   Research in Motion, Ltd.* ..................          4,435           518,451
   Rothmans, Inc. .............................          1,800            47,838
   Sherritt International Corp. ...............         32,100           483,216
   Sun Life Financial, Inc. ...................         29,900         1,230,073
   Suncor Energy, Inc. ........................         19,435         1,126,037
   Talisman Energy, Inc. ......................          7,280           161,207
   TransCanada Corp. ..........................         15,724           609,099
   UTS Energy Corp.* ..........................         26,954           157,542

                                                                      VALUE
                                                     SHARES          (NOTE 2)
                                                  ------------   ---------------
  CANADA -- (CONTINUED)
   YamanaGold, Inc. ...........................         14,700   $       244,495
                                                                 ---------------
  TOTAL CANADA ................................                       17,593,405
                                                                 ---------------
  CAYMAN ISLANDS -- 0.0%
   Tingyi Cayman Islands Holding Corp. ........        168,000           207,704
                                                                 ---------------
  TOTAL CAYMAN ISLANDS ........................                          207,704
                                                                 ---------------
  CHILE -- 0.6%
   AES Gener SA ...............................        130,000            45,834
   AFP Cuprum SA ..............................          1,400            40,021
   AFP Provida SA .............................         31,000            53,171
   AFP Provida SA - ADR .......................          1,100            28,083
   Almendral SA ...............................        848,800            79,651
   Antarchile SA ..............................         12,340           205,655
   Banco de Chile .............................      1,927,100           145,985
   Banco de Credito e Inversiones .............          6,100           168,564
   Banco Santander Chile SA ...................      3,882,093           161,210
   Banco Santander Chile SA - ADR .............          2,500           107,525
   Banmedica SA ...............................         31,400            31,716
   CAP SA .....................................          5,700           267,215
   Centros Comerciales Sudamericanos SA .......         63,500           191,810
   Cia Cervecerias Unidas SA ..................          1,000            29,160
   Cia Cervecerias Unidas SA - ADR ............         46,873           276,937
   Cia de Telecomunicaciones de Chile SA -
      Class A .................................         45,900            68,046
   Cia General de Electricidad ................         17,400           112,413
   Cia Sudamericana de Vapores SA .............         62,000            86,845
   Colbun SA* .................................        493,700            91,255
   Corpbanca SA ...............................     16,821,200            91,363
   Distribucion Y Servicio D&S SA .............        237,000            84,010
   Distribucion Y Servicio D&S SA - ADR .......          1,800            37,710
   Embotelladora Andina SA ....................         17,190            40,947

    The accompanying notes are an integral part of the financial statements.

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---------------------------------------
MULTI-MANAGER INTERNATIONAL FUND
--------------------------------
  INVESTMENTS / JUNE 30, 2008 -- CONTINUED

--------------------------------------------------------------------------------

                                                                      VALUE
                                                     SHARES          (NOTE 2)
                                                  ------------   ---------------
  CHILE -- (CONTINUED)
   Empresa Nacional de Electricidad SA ........        161,176   $       231,908
   Empresa Nacional de Electricidad SA - ADR ..          3,900           166,764
   Empresa Nacional de Telecomunicaciones
      SA ......................................          6,800            93,047
   Empresas CMPC SA ...........................          7,750           238,160
   Empresas Copec SA ..........................         36,700           474,895
   Enersis SA .................................        294,355            92,167
   Enersis SA - ADR ...........................          9,200           143,336
   Enersur SA .................................         33,500           155,538
   Grupo Security SA ..........................        113,300            38,434
   Inversiones Aguas Metropolitanas SA ........         32,900            33,858
   La Polar SA ................................         15,300            62,398
   Lan Airlines SA ............................          9,500            97,746
   Madeco SA ..................................      1,150,800           105,249
   Masisa SA ..................................        125,000            22,154
   Parque Arauco SA ...........................         95,300            84,653
   Quinenco SA ................................         46,800            89,279
   S.A.C.I. Falabella .........................        114,800           489,829
   Salfacorp SA ...............................         42,602            64,951
   Sigdo Koppers SA ...........................         60,400            43,741
   SM-Chile SA - Class B ......................        945,500           105,051
   Sociedad de Inversiones Pampa Calichera
      SA ......................................         60,000            95,479
   Sociedad Quimica y Minera de Chile SA -
      Class B .................................          3,000           141,245
   Sociedad Quimica y Minera de Chile SA -
      ADR .....................................         11,102           517,353
   Sonda SA ...................................        134,800           169,038
   Vina Concha y Toro SA ......................         25,300            43,780
   Vina Concha y Toro SA - ADR ................          1,100            37,422
                                                                 ---------------
  TOTAL CHILE .................................                        6,282,601
                                                                 ---------------
  CHINA -- 1.1%
   Air China, Ltd .............................         46,000            22,654
   Alibaba.Com, Ltd.* .........................         19,000            26,804
   American Oriental Bioengineering, Inc.* ....          5,100            50,337

                                                                      VALUE
                                                     SHARES          (NOTE 2)
                                                  ------------   ---------------
  CHINA -- (CONTINUED)
   Angang Steel Co., Ltd. .....................         82,000   $       164,479
   Anhui Conch Cement Co, Ltd.* ...............          8,000            53,506
   Baidu.com - ADR* ...........................            600           187,776
   Bank of China, Ltd. ........................        358,000           159,320
   Bank of Communications Co., Ltd. ...........        275,000           322,005
   BOE Technology Group Co., Ltd.* ............         87,300            33,253
   BYD Co., Ltd. ..............................         30,000            38,475
   BYD Electronic International Co., Ltd. .....        359,066           213,213
   China Citic Bank ...........................         84,000            47,078
   China Coal Energy Co. ......................         83,000           145,195
   China Communications Construction Co.,
     Ltd. .....................................        112,000           191,616
   China Construction Bank Corp. ..............      1,607,000         1,294,297
   China Dongxiang Group Co. ..................         80,000            32,319
   China Eastern Airlines Corp, Ltd.* .........         74,000            23,252
   China Hongxing Sports, Ltd. ................        104,000            34,398
   China Huiyuan Juice Group, Ltd. ............         29,000            18,224
   China International Marine Containers
      Co., Ltd. ...............................         39,000            46,516
   China Medical Technologies, Inc. ...........          1,000            49,400
   China Merchants Bank Co., Ltd. .............        384,568         1,208,364
   China Merchants Property Development Co.,
      Ltd. ....................................         23,550            36,697
   China Molybdenum Co., Ltd. .................         52,000            44,416
   China National Building Material Co.,
      Ltd. ....................................         22,000            42,323
   China National Materials Co., Ltd.* ........         85,000            64,427
   China Oilfield Services, Ltd. ..............         30,000            53,865

    The accompanying notes are an integral part of the financial statements.

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---------------------------------------
MULTI-MANAGER INTERNATIONAL FUND
--------------------------------
  INVESTMENTS / JUNE 30, 2008 -- CONTINUED

--------------------------------------------------------------------------------

                                                                      VALUE
                                                     SHARES          (NOTE 2)
                                                  ------------   ---------------
  CHINA -- (CONTINUED)
   China Railway Group, Ltd.* .................        183,700   $       136,881
   China Shenhua Energy Co., Ltd. .............         67,500           264,901
   China Shipping Container Lines Co., Ltd. ...        195,000            76,277
   China Shipping Development Co., Ltd. .......        206,197           618,809
   China Southern Airlines Co., Ltd.* .........         54,000            21,469
   China Telecom Corp., Ltd. ..................        240,000           130,508
   China Vanke Co., Ltd. ......................        169,440           216,221
   China Yurun Food Group, Ltd. ...............         31,000            50,969
   Chongqing Changan Automobile Co., Ltd.* ....        141,600            53,210
   Country Garden Holdings Co., Ltd. ..........         58,000            37,639
   Ctrip.com International, Ltd. - ADR ........          2,000            91,560
   Datang International Power Generation Co.,
      Ltd. ....................................         48,000            28,502
   Dazhong Transportation Group Co., Ltd.* ....         75,600            58,741
   Focus Media Holding, Ltd. - ADR* ...........          3,300            91,476
   FU JI Food and Catering Services Holdings,
      Ltd. ....................................         10,000            15,518
   Golden Eagle Retail Group, Ltd. ............         47,000            45,691
   Guangdong Electric Power Development Co.,
      Ltd. ....................................         73,300            33,749
   Harbin Power Equipment Co., Ltd. ...........         24,000            34,782
   Huaneng Power International, Inc. ..........        112,000            77,709
   Industrial & Commercial Bank of China ......      2,362,246         1,614,771

                                                                      VALUE
                                                     SHARES          (NOTE 2)
                                                  ------------   ---------------
  CHINA -- (CONTINUED)
   Inner Mongolia Eerduosi Cashmere Products
      Co., Ltd. ...............................         46,600   $        54,242
   Inner Mongolia Yitai Coal Co. ..............          7,000            42,175
   Jiangling Motors Corp., Ltd. ...............         38,600            32,624
   Jiangsu Expressway Co., Ltd. ...............         58,000            47,532
   Maanshan Iron & Steel Co., Ltd. ............         46,000            26,725
   Netease.com - ADR* .........................          2,000            43,580
   Parkson Retail Group, Ltd. .................         41,500           302,844
   PICC Property & Casualty Co., Ltd. .........         54,000            35,874
   Ping An Insurance Group Co. of China,
      Ltd. ....................................         19,000           141,332
   Semiconductor Manufacturing International
      Corp.* ..................................        386,000            22,030
   Shandong Chenming Paper Holdings, Ltd. .....         47,700            39,519
   Shandong Weigao Group Medical Polymer Co.,
      Ltd. ....................................         28,000            40,507
   Shanghai Electric Group Co., Ltd.* .........         90,000            44,092
   Shanghai Haixin Group Co.* .................         51,000            22,899
   Shanghai Jin Jiang International Hotels
     Group Co., Ltd. ..........................        126,000            28,441
   Shanghai Lujiazui Finance & Trade Zone
      Development Co., Ltd. ...................         24,600            33,038
   Shanghai Zhenhua Port Machinery Co., Ltd. ..         48,000            69,360
   Shimao Property Holdings, Ltd. .............         16,000            18,365
   Sina Corp./China* ..........................          1,000            42,550
   Sinopec Shanghai Petrochemical Co., Ltd. ...         54,000            18,560
   Sinotruk Hong Kong, Ltd. ...................         55,000            53,185
   Sohu.com, Inc.* ............................          1,400            98,616

    The accompanying notes are an integral part of the financial statements.

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---------------------------------------
MULTI-MANAGER INTERNATIONAL FUND
--------------------------------
  INVESTMENTS / JUNE 30, 2008 -- CONTINUED

--------------------------------------------------------------------------------

                                                                      VALUE
                                                     SHARES          (NOTE 2)
                                                  ------------   ---------------
  CHINA -- (CONTINUED)
   Suntech Power Holdings Co., Ltd. - ADR* ....          1,900   $        71,174
   Tencent Holdings, Ltd. .....................        142,739         1,103,871
   Tsingtao Brewery Co., Ltd. .................         46,000            93,684
   Weichai Power Co., Ltd. ....................         59,380           255,119
   Yangzijiang Shipbuilding Holdings, Ltd. ....         56,000            34,986
   Yantai Changyu Pioneer Wine Co. ............          7,000            43,990
   Yanzhou Coal Mining Co., Ltd. ..............         22,000            40,912
   Zhaojin Mining Industry Co., Ltd. ..........        162,512           200,085
   Zhejiang Expressway Co., Ltd. ..............         58,000            44,706
   Zijin Mining Group Co., Ltd. ...............         60,000            51,018
   ZTE Corp. ..................................         38,640           185,339
                                                                 ---------------
  TOTAL CHINA .................................                       11,686,566
                                                                 ---------------
  COLOMBIA -- 0.1%
   Almacenes Exito SA .........................         16,300           108,184
   Bancolombia SA - ADR .......................         18,765           589,033
   Interconexion Electrica SA .................         50,678           203,665
   Inversiones Argos SA .......................         34,700           172,095
   Suramericana de Inversiones SA .............         16,400           134,560
   Textiles Fabricato Tejicondor SA* ..........      3,648,125            55,289
                                                                 ---------------
  TOTAL COLOMBIA ..............................                        1,262,826
                                                                 ---------------
  CROATIA -- 0.1%
   Atlantska Plovidba DD* .....................            636           345,615
   Dalekovod DD* ..............................            340            62,771
   Ericsson Nikola Tesla ......................            200            92,636
   INA Industrija Nafte DD ....................            650           363,259
   Institut Gradevinarstva Hrvatske DD* .......             20            41,751
   Koncar-Elektroindustrija DD* ...............            920           132,037
   Podravka DD* ...............................          1,000            81,548

                                                                      VALUE
                                                     SHARES          (NOTE 2)
                                                  ------------   ---------------
  CROATIA -- (CONTINUED)
   Privredna Banka Zagreb DD* .................            830   $       176,872
   Tankerska Plovidba DD ......................             40            33,053
   VIRO Tvornica Secera .......................            370            76,355
                                                                 ---------------
  TOTAL CROATIA ...............................                        1,405,897
                                                                 ---------------
  CZECH REPUBLIC -- 1.0%
   CEZ AS .....................................         41,736         3,703,056
   Komercni Banka AS ..........................         19,095         4,443,230
   Pegas Nonwovens SA .........................          3,800            88,698
   Philip Morris CR AS ........................            170            49,531
   Telefonica 02 Czech Republic AS ............         18,200           583,418
   Unipetrol ..................................         43,400           713,208
   Zentiva NV .................................         12,300           901,601
                                                                 ---------------
  TOTAL CZECH REPUBLIC ........................                       10,482,742
                                                                 ---------------
  DENMARK -- 0.9%
   Dampskibsselskabet Torm A/S ................          1,400            49,360
   Alk-Abello A/S .............................            676            81,350
   AP Moller - Maersk A/S - Class B ...........            176         2,155,132
   Carlsberg A/S - Class B ....................          8,375           808,927
   Danisco A/S ................................         16,300         1,047,872
   Danske Bank A/S ............................         18,600           537,981
   FLSmith & Co. A/S ..........................          1,782           195,634
   GN Store Nord A/S* .........................          6,600            31,630
   Jyske Bank A/S* ............................          1,300            77,535
   Novo Nordisk A/S - Class B .................         42,314         2,769,358
   Schouw & Co. A/S ...........................          1,150            43,459
   Vestas Wind Systems A/S* ...................         12,274         1,606,612
                                                                 ---------------
  TOTAL DENMARK ...............................                        9,404,850
                                                                 ---------------
  EGYPT -- 0.4%
   Alexandria Mineral Oils Co. ................          4,000            54,778
   Arab Cotton Ginning ........................         32,000            53,436
   Commercial International Bank ..............         34,207           524,476
   Eastern Tobacco Co. ........................          1,300            87,489
   Egypt Kuwait Holding Co. ...................         30,250            91,053

    The accompanying notes are an integral part of the financial statements.

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---------------------------------------
MULTI-MANAGER INTERNATIONAL FUND
--------------------------------
  INVESTMENTS / JUNE 30, 2008 -- CONTINUED

--------------------------------------------------------------------------------

                                                                      VALUE
                                                     SHARES          (NOTE 2)
                                                  ------------   ---------------
  EGYPT -- (CONTINUED)
   Egyptian Co. for Mobile Services ...........          1,400   $        42,469
   Egyptian Financial & Industrial Co.* .......          1,700           108,801
   Egyptian Financial Group-Hermes Holding ....         65,896           592,795
   Egyptian for Tourism Resorts ...............         48,000            56,944
   Egyptian International Pharmaceutical
      Industrial Co. ..........................          7,900            46,757
   El Ezz Aldekhela Steel - Alexandria ........            350            98,366
   El Ezz Steel Co. ...........................          5,000            75,406
   El Sewedy Cables Holding Co.* ..............          3,300            81,885
   El Watany Bank of Egypt* ...................          4,100            45,028
   Misr Beni Suef Cement Co. ..................          2,350            42,748
   Misr Cement Co. ............................          2,600            33,569
   National Societe General Bank ..............          4,950            34,464
   Olympic Group Financial Investments ........          7,000            87,425
   Orascom Construction Industries ............         12,256           828,421
   Orascom Telecom Holding SAE ................         56,425           725,015
   Oriental Weavers ...........................          3,500            35,389
   Sidi Kerir Petrochemicals Co. ..............         23,000            86,728
   Six of October Development & Investment* ...          1,340            40,584
   South Valley Cement* .......................         15,480            89,531
   Talaat Moustafa Group* .....................         23,500            39,638
   Telecom Egypt ..............................         30,200            90,955
                                                                 ---------------
  TOTAL EGYPT .................................                        4,094,150
                                                                 ---------------
  ESTONIA -- 0.1%
   AS Eesti Ehitus ............................         12,000            65,182
   AS Tallinna Vesi ...........................          2,900            53,924
   Baltika AS* ................................         29,700            89,314
   Eesti Telekom ..............................         19,800           216,661
   Merko Ehitus* ..............................         14,700           196,728

                                                                      VALUE
                                                     SHARES          (NOTE 2)
                                                  ------------   ---------------
  ESTONIA -- (CONTINUED)
   Olympic Entertainment Group AS .............         51,500   $       182,440
   Tallink Group, Ltd.* .......................        433,200           497,900
   Tallinna Kaubamaja AS ......................         14,100           140,081
                                                                 ---------------
  TOTAL ESTONIA ...............................                        1,442,230
                                                                 ---------------
  FINLAND -- 1.0%
   Fortum Oyj .................................         21,467         1,090,351
   Kemira Oyj .................................          4,368            55,155
   Kesko Oyj - Class B ........................          3,836           124,235
   Metso Corp. ................................          1,272            58,018
   Nokia Oyj ..................................        209,212         5,102,330
   OKO Bank PLC - Class A .....................          7,297           126,607
   Orion Oyj - Class B ........................          5,330           106,241
   Outokumpu Oyj ..............................         57,002         1,996,874
   Outotec Oyj ................................          4,042           257,613
   Ramirent Oyj ...............................          5,173            53,918
   Sampo Oyj - Class A ........................         15,589           393,934
   Sanomawsoy Oyj .............................          5,507           121,994
   Stora Enso Oyj - ADR .......................         25,900           243,209
   UPM-Kymmene Oyj - ADR ......................         12,913           211,589
   Wartsila Oyj - Class B .....................          5,513           346,765
   YIT Oyj ....................................         19,070           479,797
                                                                 ---------------
  TOTAL FINLAND ...............................                       10,768,630
                                                                 ---------------
  FRANCE -- 5.5%
   Accor SA ...................................          1,046            69,877
   Aeroports de Paris .........................          6,793           635,727
   Air France KLM .............................         43,361         1,040,435
   Alstom .....................................          4,063           938,250
   Atos Origin SA .............................          3,241           179,466
   AXA SA - ADR ...............................         72,108         2,121,417
   BNP Paribas SA .............................         39,160         3,547,669
   Bouygues SA ................................          3,394           225,291
   Cap Gemini SA ..............................             12               707
   Casino Guichard-Perrachon SA ...............         11,781         1,335,504
   Christian Dior SA ..........................          6,652           686,000
   Ciments Francais SA ........................            345            56,540
   CNP Assurances .............................          3,279           370,471
   Compagnie de Saint-Gobain ..................         35,202         2,202,550
   Credit Agricole SA .........................         24,273           496,054
   EDF Energies Nouvelles SA ..................            479            32,029

    The accompanying notes are an integral part of the financial statements.

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---------------------------------------
MULTI-MANAGER INTERNATIONAL FUND
--------------------------------
  INVESTMENTS / JUNE 30, 2008 -- CONTINUED

--------------------------------------------------------------------------------

                                                                      VALUE
                                                     SHARES          (NOTE 2)
                                                  ------------   ---------------
  FRANCE -- (CONTINUED)
   Electricite de France ......................          9,253   $       879,060
   Eurazeo ....................................          1,195           127,526
   France Telecom SA ..........................        319,042         9,398,362
   Gaz de France SA ...........................         46,066         2,960,629
   JCDecaux SA ................................          2,965            75,579
   L'Air Liquide SA ...........................          5,649           745,882
   L'OrEal SA .................................          1,992           216,720
   Lafarge SA .................................          3,790           581,145
   Lagardere SCA ..............................          2,800           159,455
   Legrand Holding SA .........................         56,251         1,417,921
   LVMH Moet Hennessy Louis Vuitton SA ........         10,000         1,048,273
   Natexis ....................................          4,355            48,340
   Nexans SA ..................................          1,121           138,320
   Nexity .....................................            917            24,891
   Pernod-Ricard SA ...........................          4,305           442,267
   Peugeot SA .................................          7,081           384,520
   Pinault-Printemps-Redoute SA ...............          7,076           787,658
   Remy Cointreau SA ..........................          1,076            58,837
   Renault SA .................................          9,874           809,956
   Safran SA ..................................          7,753           150,387
   Sanofi-Aventis SA ..........................        108,776         7,266,690
   SCOR SE ....................................          6,160           141,212
   Societe BIC SA .............................         11,424           597,155
   Societe Generale ...........................          6,476           563,747
   Societe Television Francaise 1 .............          4,345            72,720
   Sodexho Alliance SA ........................          1,030            67,657
   Suez SA ....................................         16,593         1,129,643
   Technip SA .................................            932            86,268
   Thomson* ...................................         60,130           314,311
   Total SA ...................................         60,692         5,179,183
   Veolia Environnement .......................          1,584            88,859
   Vinci SA ...................................          6,255           384,081
   Vivendi Universal SA .......................        170,197         6,458,021
                                                                 ---------------
  TOTAL FRANCE ................................                       56,743,262
                                                                 ---------------
  GERMANY -- 6.2%
   Adidas-Salomon AG ..........................         22,568         1,425,202
   Allianz AG .................................         18,457         3,251,784
   AMB Generali Holding AG ....................            320            58,051
   Arcandor AG* ...............................          3,141            36,497
   BASF AG ....................................         46,134         3,182,908
   Bayer AG ...................................         21,936         1,846,362
   Bayerische Motoren Werke (BMW) AG ..........         14,281           686,911


                                                                      VALUE
                                                     SHARES          (NOTE 2)
                                                  ------------   ---------------
  GERMANY -- (CONTINUED)
   Commerzbank AG .............................         23,734   $       704,016
   Continental AG .............................            674            69,263
   DaimlerChrysler AG .........................         25,613         1,584,027
   DaimlerChrysler AG - ADR ...................         16,000           986,720
   Deutsche Bank AG - ADR .....................         19,642         1,676,445
   Deutsche Boerse AG .........................         18,477         2,085,550
   Deutsche Lufthansa AG ......................        441,326         9,519,423
   Deutsche Post AG ...........................          8,371           218,784
   Deutsche Postbank AG .......................          1,500           131,688
   Deutsche Telekom AG Sponsored ADR ..........         73,000         1,195,327
   Deutsche Telekom AG ........................         18,700           306,119
   E.On AG ....................................         45,715         9,223,757
   E.On AG - ADR ..............................         22,424         1,506,969
   Epcos AG ...................................          2,383            39,320
   Fraport AG Frankfurt Airport Services
      Worldwide ...............................         18,906         1,282,943
   Fresenius AG ...............................          8,397           726,874
   Fresenius Medical Care AG ..................         30,738         1,694,331
   GEA Group AG ...............................          4,593           162,274
   Hamburger Hafen Und Logistik AG ............          1,612           125,378
   Hannover Rueckversicherungs AG .............          2,674           131,987
   Henkel AG ..................................          6,566           246,455
   Hochtief AG ................................            602            61,239
   Infineon Technologies AG* ..................         34,871           303,613
   K+S Group AG ...............................          1,460           842,016
   Linde AG ...................................          3,599           506,016
   MAN AG .....................................         49,392         5,483,248
   Merck KGaA .................................          1,036           147,275
   MTU Aero Engines Holding AG ................          1,256            40,974
   Muenchener Rueckversicherungs-
      Gesellschaft AG .........................         35,289         6,181,714
   Norddeutsche Affinerie AG ..................         14,916           814,211
   Praktiker Bau-und Heimwerkermaerkte
      Holding AG ..............................          1,954            41,317
   Premiere AG* ...............................          2,224            48,987

    The accompanying notes are an integral part of the financial statements.

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---------------------------------------
MULTI-MANAGER INTERNATIONAL FUND
--------------------------------
  INVESTMENTS / JUNE 30, 2008 -- CONTINUED

--------------------------------------------------------------------------------

                                                                      VALUE
                                                     SHARES          (NOTE 2)
                                                  ------------   ---------------
  GERMANY -- (CONTINUED)
   Rheinmetall AG .............................          1,111   $        80,307
   Rhoen-Klinkum AG ...........................         11,634           369,458
   RWE AG .....................................          1,712           216,257
   Salzgitter AG ..............................          6,914         1,267,106
   Siemens AG .................................          6,688           742,573
   SolarWorld AG ..............................         21,739         1,036,054
   Tognum AG ..................................          1,850            49,866
   TUI AG .....................................          2,366            54,834
   Volkswagen AG ..............................          5,815         1,678,013
   Wacker Chemie AG ...........................          2,110           441,042
                                                                 ---------------
  TOTAL GERMANY ...............................                       64,511,485
                                                                 ---------------
  GHANA -- 0.0%
   Aluworks Ghana, Ltd.* ......................        232,000           130,172
   Cal Bank, Ltd.* ............................        264,000           167,240
   Ghana Commercial Bank, Ltd.* ...............        106,696           130,352
   Produce Buying Co., Ltd.* ..................        162,500            32,353
                                                                 ---------------
  TOTAL GHANA .................................                          460,117
                                                                 ---------------
  GREECE -- 0.4%
   Alpha Bank AE ..............................         10,047           303,716
   Bank of Cyprus, Ltd. .......................         14,802           180,382
   Coca-Cola Hellenic Bottling Co. SA .........         39,080         1,064,465
   Hellenic Petroleum SA ......................         62,774           861,840
   Hellenic Telecommunications
      Organization SA .........................          9,172           231,055
   National Bank of Greece SA .................          8,242           371,392
   OPAP SA ....................................          3,814           133,190
   Public Power Corp. SA ......................         24,632           853,204
                                                                 ---------------
  TOTAL GREECE ................................                        3,999,244
                                                                 ---------------
  HONG KONG -- 2.3%
   Agile Property Holdings, Ltd. ..............        366,000           319,189
   Aluminum Corp. of China, Ltd. ..............         38,000            43,813
   Beijing Capital International Airport Co.,
      Ltd. ....................................        460,675           383,440
   Beijing Enterprises Holdings, Ltd. .........         12,000            39,245
   BOC Hong Kong, Ltd. ........................        153,500           406,525

                                                                      VALUE
                                                     SHARES          (NOTE 2)
                                                  ------------   ---------------
  HONG KONG -- (CONTINUED)
   Cathay Pacific Airways, Ltd. ...............         44,000   $        83,855
   Chaoda Modern Agriculture ..................        124,750           157,432
   Cheung Kong Infrastructure Holdings, Ltd. ..         10,000            42,323
   Cheung Kong, Ltd. ..........................         58,000           781,788
   China Agri-Industries Holdings, Ltd.* ......         51,000            37,282
   China Cosco Holdings Co., Ltd. .............        198,088           483,708
   China Foods, Ltd. ..........................         88,000            40,630
   China Green Holdings, Ltd. .................         45,000            53,442
   China Infrastructure Machinery Holdings,
      Ltd. ....................................         16,000            14,877
   China Life Insurance Co., Ltd. .............        243,000           850,800
   China Mengniu Dairy Co., Ltd. ..............         49,000           138,882
   China Merchants Holdings International Co.,
      Ltd. ....................................         84,010           324,845
   China Mobile, Ltd. .........................        259,509         3,487,966
   China Netcom Group Corp. Hong Kong, Ltd. ...         19,000            51,781
   China Overseas Land & Investment, Ltd. .....         58,000            91,643
   China Petroleum & Chemical Corp. ...........        680,000           636,635
   China Resources Land, Ltd. .................         28,000            38,783
   China Resources, Ltd. ......................         52,000           148,386
   China Resources Power Holdings Co. .........         16,000            38,988
   China Travel International Investment
      Hong Kong, Ltd. .........................         90,000            24,355
   China Unicom, Ltd. .........................         38,000            70,568
   Citic Pacific, Ltd. ........................         36,000           132,739
   CLP Holdings, Ltd. .........................         19,500           167,059
   CNOOC, Ltd. ................................        931,000         1,602,362

    The accompanying notes are an integral part of the financial statements.

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---------------------------------------
MULTI-MANAGER INTERNATIONAL FUND
--------------------------------
  INVESTMENTS / JUNE 30, 2008 -- CONTINUED

--------------------------------------------------------------------------------

                                                                      VALUE
                                                     SHARES          (NOTE 2)
                                                  ------------   ---------------
  HONG KONG -- (CONTINUED)
   CNPC Hong Kong, Ltd. .......................        100,000   $        47,196
   Cosco Pacific, Ltd. ........................         16,000            26,225
   Dah Sing Financial Holdings, Ltd. ..........          6,000            48,402
   Denway Motors, Ltd. ........................        240,000            92,648
   Dongfeng Motor Group Co., Ltd. .............         90,000            36,013
   Enerchina Holdings, Ltd.* ..................        102,700             3,187
   Esprit Holdings, Ltd. ......................         81,000           841,451
   Galaxy Entertainment Group, Ltd.* ..........        106,237            68,806
   Global Bio-Chem Technology Group, Ltd. .....        130,000            54,019
   GOME Electrical Appliances, Holdings,
      Ltd. ....................................        455,433           216,115
   Guangzhou R&F Properties Co., Ltd. .........         12,800            23,869
   Guangzhou Shipyard International Co.,
      Ltd. ....................................         10,000            25,650
   Hang Lung Group, Ltd. ......................        265,000         1,177,627
   Hang Lung Properties, Ltd. .................         33,000           105,807
   Henderson Land Development Co., Ltd. .......         34,000           211,921
   Hong Kong & China Gas Co., Ltd. ............         17,600            41,849
   Hong Kong Exchanges & Clearing, Ltd. .......         47,600           695,938
   Hongkong Electric, Ltd. ....................         70,000           418,801
   Hopewell Holdings ..........................         26,000            92,366
   Hutchinson Whampoa, Ltd. ...................        152,000         1,532,232
   Hutchison Telecommunications International,
      Ltd.* ...................................         57,797            81,982
   Jiangxi Copper Co., Ltd. ...................        256,409           503,133
   Kingboard Chemicals Holdings, Ltd. .........         23,000           106,191
   Lenovo Group, Ltd. .........................         88,000            59,590
   Li & Fung, Ltd. ............................         18,000            54,250

                                                                      VALUE
                                                     SHARES          (NOTE 2)
                                                  ------------   ---------------
  HONG KONG -- (CONTINUED)
   Li Ning Co., Ltd. ..........................         40,000   $        92,340
   Melco International Development, Ltd. ......        164,564           158,290
   Melco PBL Entertainment (Macau),
      Ltd. - ADR* .............................         32,797           305,668
   Midland Holdings, Ltd. .....................        116,000            72,005
   Minmetals Resources, Ltd. ..................        112,000            39,501
   MTR Corp. ..................................         25,900            81,547
   New World China Land, Ltd. .................         62,400            32,331
   New World Development Co., Ltd. ............        148,866           303,183
   Nine Dragons Paper Holdings, Ltd. ..........         16,000            12,476
   Noble Group, Ltd. ..........................        141,400           246,311
   Orient Overseas International, Ltd. ........         22,500           112,540
   Pacific Andes Holdings, Ltd. ...............         81,000            28,577
   Pacific Basin Shipping, Ltd. ...............        496,245           708,990
   Peace Mark Holdings, Ltd. ..................        244,026           169,627
   PetroChina Co., Ltd. .......................        919,957         1,191,646
   Ports Design, Ltd. .........................         12,000            34,320
   Shanghai Industrial Holdings, Ltd. .........        127,000           372,990
   Shougang Concord International Enterprises
      Co., Ltd. ...............................      1,288,719           421,461
   Shun Tak Holdings, Ltd. ....................        543,317           508,668
   Sinofert Holdings, Ltd. ....................         54,000            41,899
   Sinolink Worldwide Holdings Ltd. ...........        108,000            15,652
   Sun Hung Kai Properties, Ltd. ..............         13,000           176,396
   Swire Pacific, Ltd. - Class A ..............         42,500           434,689
   The HongKong & Shanghai Hotels Ltd. ........         31,271            47,324
   TPV Technology, Ltd. .......................         92,000            47,904
   Weiqiao Textile Co., Ltd. ..................         16,000            12,456

    The accompanying notes are an integral part of the financial statements.

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---------------------------------------
MULTI-MANAGER INTERNATIONAL FUND
--------------------------------
  INVESTMENTS / JUNE 30, 2008 -- CONTINUED

--------------------------------------------------------------------------------

                                                                      VALUE
                                                     SHARES          (NOTE 2)
                                                  ------------   ---------------
  HONG KONG -- (CONTINUED)
   Wharf Holdings, Ltd. .......................        108,625   $       454,853
   Wheelock & Co., Ltd. .......................         76,000           203,713
   Wheelock Properties, Ltd. ..................         50,000            40,527
   Wumart Stores, Inc. ........................         57,000            51,903
   Yue Yuen Industrial, Ltd. ..................         16,000            38,003
                                                                 ---------------
  TOTAL HONG KONG .............................                       23,716,399
                                                                 ---------------
  HUNGARY -- 0.9%
   Danubius Hotel and Spa PLC* ................            550            24,271
   Egis Gyogyszergyar Nyrt PLC ................          1,190           120,185
   FHB Mortgage Bank PLC* .....................          2,400            18,133
   Fotex PLC* .................................         16,800            66,274
   Gedeon Richter Nyrt ........................          4,700         1,015,200
   Magyar Telecom Telecommunications PLC ......        234,300         1,142,047
   MOL Hungarian Oil and Gas Nyrt .............          9,070         1,221,683
   OTP Bank Nyrt* .............................        135,638         5,676,365
   Pannonplast PLC* ...........................          5,000            44,129
   RABA Automotive Holding PLC ................          8,500            89,797
                                                                 ---------------
  TOTAL HUNGARY ...............................                        9,418,084
                                                                 ---------------
  INDIA -- 0.8%
   Bajaj Auto, Ltd. ...........................          2,000            20,934
   Bajaj Auto, Ltd. - GDR .....................          2,000            20,480
   Bajaj Finserv, Ltd. ........................          2,000            25,002
   GAIL India, Ltd. - GDR .....................          2,880           133,056
   HDFC Bank, Ltd. - ADR ......................          9,161           656,477
   Hindalco Industries, Ltd.144A/RegS GDR*@ ...         14,000            46,480
   ICICI Bank, Ltd. - ADR .....................         13,100           376,756
   Infosys Technologies, Ltd. - ADR ...........         35,731         1,552,869
   ITC, Ltd. RegS GDR .........................        109,500           470,850
   Larsen & Toubro, Ltd. RegS GDR .............          2,400           123,360

                                                                      VALUE
                                                     SHARES          (NOTE 2)
                                                  ------------   ---------------
  INDIA -- (CONTINUED)
   Mahanagar Telephone Nigam - ADR ............          4,700   $        20,022
   Mahindra & Mahindra, Ltd. ..................         20,020           227,227
   Reliance Energy, Ltd. - GDR ................          2,200           119,900
   Reliance Industries, Ltd. 144A GDR@
      (New York Exchange) .....................         20,726         2,018,551
   Reliance Industries, Ltd. 144A GDR@
      (London Exchange) .......................          6,460           634,372
   Satyam Computer Services, Ltd. - ADR .......          7,300           178,996
   State Bank of India, Ltd. - GDR
      (New York Exchange) .....................          3,400           178,474
   State Bank of India, Ltd. - GDR
      (London Exchange) .......................         30,550         1,619,150
   Tata Communications, Ltd. - ADR* ...........          1,500            26,760
   Tata Motors, Ltd. - ADR ....................          3,000            30,150
   Wipro, Ltd. - ADR ..........................          2,900            35,322
                                                                 ---------------
  TOTAL INDIA .................................                        8,515,188
                                                                 ---------------
  INDONESIA -- 0.9%
   AKR Corporindo Tbk Pt ......................        376,000            49,345
   Aneka Tambang (Persero) Tbk Pt* ............        190,000            65,428
   Astra Agro Lestari Tbk Pt ..................         46,500           149,032
   Astra International Tbk Pt .................        553,500         1,155,626
   Bakrie and Brothers Tbk Pt* ................      5,603,500           322,110
   Bakrie Sumatera Plantations Tbk Pt .........        205,000            41,801
   Bakrie Telecom Pt* .........................      1,440,000            41,388
   Bank Central Asia Tbk Pt ...................        953,500           255,956
   Bank Danamon Indonesia Tbk Pt ..............        159,000            81,052

    The accompanying notes are an integral part of the financial statements.

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---------------------------------------
MULTI-MANAGER INTERNATIONAL FUND
--------------------------------
  INVESTMENTS / JUNE 30, 2008 -- CONTINUED

--------------------------------------------------------------------------------

                                                                      VALUE
                                                     SHARES          (NOTE 2)
                                                  ------------   ---------------
  INDONESIA -- (CONTINUED)
   Bank Internasional Indonesia Tbk Pt ........      1,740,000   $        87,755
   Bank Mandiri Persero Tbk Pt ................        620,500           174,978
   Bank Niaga Tbk Pt ..........................        407,000            42,378
   Bank Pan Indonesia Tbk Pt* .................        520,000            47,375
   Bank Rakyat Indonesia (Persero) Tbk Pt .....        903,000           499,490
   Barito Pacific Tbk Pt* .....................        269,000            55,726
   Berlian Laju Tanker Tbk Pt .................        152,000            31,653
   Bumi Resources Tbk Pt ......................      2,559,000         2,275,900
   Energi Mega Persada Tbk Pt* ................        403,000            43,709
   Gudang Garam Tbk Pt ........................         94,500            66,109
   Holcim Indonesia Tbk Pt* ...................        460,000            55,879
   Indah Kiat Pulp & Paper Corp. Tbk Pt* ......        276,000            75,586
   Indocement Tunggal Prakarsa Tbk Pt .........         65,000            38,422
   Indofood Sukses Makmur Tbk Pt ..............        531,000           138,221
   Indosat Tbk Pt .............................        273,000           199,865
   International Nickel Indonesia Tbk Pt ......        150,000            98,427
   Kalbe Farma Tbk Pt* ........................        860,500            79,330
   Lippo Karawaci Tbk Pt ......................      1,145,500            90,696
   Medco Energi Internasional Tbk Pt* .........        133,000            68,159
   Perusahaan Gas Negara Pt ...................        184,500           260,141
   Perusahaan Perkebunan London Sumatra
      Indonesia Tbk Pt* .......................         51,500            58,650
   Ramayana Lestari Sentosa Tbk Pt ............        308,000            23,050
   Semen Gresik (Persero) Tbk Pt ..............        260,518           113,023
   Sinar Mas Agro Resources and Technology
      Tbk Pt ..................................         69,500            54,273
   Tam SA .....................................         65,000           115,618
   Telekomunikasi Indonesia Tbk Pt ............        640,500           507,120

                                                                      VALUE
                                                     SHARES          (NOTE 2)
                                                  ------------   ---------------
  INDONESIA -- (CONTINUED)
   Timah Tbk Pt* ..............................        111,500   $       452,893
   Unilever Indonesia Tbk Pt ..................        151,500           110,914
   United Tractors Tbk Pt .....................        582,500           767,611
                                                                 ---------------
  TOTAL INDONESIA .............................                        8,794,689
                                                                 ---------------
  IRELAND -- 0.3%
   Bank of Ireland ............................             90               786
   Bank of Ireland - ADR ......................          2,700            94,311
   CRH PLC (London Exchange) ..................             97             2,856
   CRH PLC (Dublin Exchange) ..................          4,947           143,315
   Dragon Oil PLC* ............................         48,407           441,115
   Kerry Group PLC - Class A ..................         81,969         2,426,264
                                                                 ---------------
  TOTAL IRELAND ...............................                        3,108,647
                                                                 ---------------
  ISRAEL -- 1.1%
   Africa Israel Investments, Ltd. ............            400            24,424
   Aladdin Knowledge Systems, Ltd.* ...........          2,500            33,750
   Alvarion, Ltd.* ............................          3,200            22,942
   Arab East Investment Co., Ltd. .............          9,216            46,226
   Bank Hapoalim BM ...........................         63,365           279,961
   Bank Leumi le-Israel BM ....................        270,756         1,350,747
   Bezeq Israeli Telecommunication Corp.,
      Ltd. ....................................        196,944           388,299
   Cellcom Israel, Ltd. .......................         23,056           788,746
   Check Point Software Technologies, Ltd.* ...         35,725           845,611
   Delek Automotive Systems, Ltd. .............          3,400            54,339
   Delek Group, Ltd. ..........................            500            76,176
   Discount Investment Corp. ..................          1,000            26,196
   Elbit Medical Imaging, Ltd. ................            600            25,129
   Elbit Systems, Ltd. ........................          1,800           107,005
   Enterprise Holdings, Ltd. ..................          1,100            22,674
   Gazit Globe, Ltd. ..........................          2,400            24,950
   Gilat Satellite Networks, Ltd.* ............          3,200            35,083

    The accompanying notes are an integral part of the financial statements.

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---------------------------------------
MULTI-MANAGER INTERNATIONAL FUND
--------------------------------
  INVESTMENTS / JUNE 30, 2008 -- CONTINUED

 -------------------------------------------------------------------------------

                                                                      VALUE
                                                     SHARES          (NOTE 2)
                                                  ------------   ---------------
  ISRAEL -- (CONTINUED)
   Gilat Satellite Networks, Ltd.
      (New York Exchange)* ....................          5,500   $        59,785
   Harel Insurance Investments, Ltd. ..........            550            26,354
   Housing & Construction Holdings, Ltd.* .....         26,809            36,760
   IDB Development Corp., Ltd. ................            800            19,692
   IDB Holding Corp., Ltd. ....................            950            22,193
   Israel Chemicals, Ltd. .....................         87,260         2,033,243
   Israel Corp., Ltd.* ........................            526           815,830
   Israel Discount Bank, Ltd.* ................         38,000            84,117
   Koor Industries, Ltd. ......................            450            29,574
   Makhteshim-Agan Industries, Ltd. ...........         20,000           186,288
   Migdal Insurance & Financial Holding,
      Ltd. ....................................         29,594            37,643
   Mizrahi Tefahot Bank, Ltd. .................         12,100            95,969
   Ness Technologies, Inc.* ...................          5,600            56,672
   Nice Systems, Ltd.* ........................          3,659           109,295
   Oil Refineries, Ltd. .......................         55,500            41,449
   Orbotech, Ltd.* ............................          1,300            17,316
   Ormat Industries ...........................          3,500            45,513
   Osem Investment, Ltd. ......................          4,155            54,179
   Partner Communications Co., Ltd. ...........         14,883           354,569
   Property & Building Corp., Ltd. ............            500            48,648
   Super-Sol, Ltd. ............................          7,500            40,239
   Syneron Medical, Ltd.* .....................          1,200            19,728
   Teva Pharmaceutical Industries,
      Ltd. - ADR ..............................         75,313         3,449,335
                                                                 ---------------
  TOTAL ISRAEL ................................                       11,836,649
                                                                 ---------------
  ITALY -- 1.7%
   A2A SPA ....................................         59,723           218,858
   Aedes SPA* .................................         22,812            39,113
   Atlantia SPA ...............................          4,627           140,091
   Autogrill SPA* .............................            905            10,865
   Banca Intesa SPA ...........................         81,856           424,333
   Banca Monte dei Paschi di Siena SPA ........         71,831           203,457

                                                                      VALUE
                                                     SHARES          (NOTE 2)
                                                  ------------   ---------------
  ITALY -- (CONTINUED)
   Banca Popolare di Milano Scrl ..............         23,512   $       220,631
   Banca Popolare di Sondrio Scrl .............          2,274            28,105
   Banche Popolare Unite Scrl .................         24,104           565,086
   Banco Popolare Scrl ........................         13,504           239,829
   Buzzi Unicem SPA ...........................         19,056           477,345
   Credito Emiliano SPA .......................         22,922           201,741
   Enel SPA ...................................        194,188         1,846,672
   Eni SPA ....................................         42,377         1,581,281
   Fiat SPA ...................................         69,922         1,146,028
   Finmeccanica SPA ...........................          1,148            30,149
   Fondiaria Sai SPA ..........................         21,621           716,229
   Geox SPA ...................................          4,376            44,612
   Intesa Sanpaolo SPA ........................         81,850           467,473
   Italcementi SPA ............................          6,115           101,669
   Lottomatica SPA ............................            485            14,501
   Mediobanca SPA .............................         30,254           514,443
   Milano Assicurazioni SPA ...................          5,978            30,825
   Parmalat SPA ...............................        476,207         1,244,613
   Pirelli & Co. SPA ..........................      3,185,630         2,194,340
   Snam Rete Gas SPA ..........................        266,332         1,820,932
   Telecom Italia SPA .........................        336,692           678,537
   Telecom Italia SPA ADR .....................         36,400           726,544
   Terna SPA ..................................        214,813           909,795
   UniCredito Italiano SPA ....................         11,773            72,059
   UniCredito Italiano SPA
      (Germany Exchange) ......................         26,425           160,595
   Unipol SPA .................................         20,745            48,960
                                                                 ---------------
  TOTAL ITALY .................................                       17,119,711
                                                                 ---------------
  JAPAN -- 11.9%
   Acom Co., Ltd. .............................          1,768            54,779
   Aeon Credit Service Co., Ltd. ..............          1,630            20,432
   Aioi Insurance Co., Ltd. ...................         28,000           149,249
   Aisin Seiki Co., Ltd. ......................          1,648            54,010
   Alps Electric Co., Ltd. ....................         29,700           306,832
   Amada Co., Ltd. ............................        169,000         1,332,137
   Aoyama Trading Co., Ltd. ...................         61,600         1,134,134
   Ardepro Co., Ltd. ..........................          1,221            57,264
   Asahi Kasei Corp. ..........................        571,000         2,989,839

    The accompanying notes are an integral part of the financial statements.

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---------------------------------------
MULTI-MANAGER INTERNATIONAL FUND
--------------------------------
  INVESTMENTS / JUNE 30, 2008 -- CONTINUED

--------------------------------------------------------------------------------

                                                                      VALUE
                                                     SHARES          (NOTE 2)
                                                  ------------   ---------------
  JAPAN -- (CONTINUED)
   Asatsu-DK, Inc. ............................          1,800   $        49,838
   Astellas Pharma, Inc. ......................         95,500         4,047,182
   Bridgestone Corp. ..........................         14,500           221,627
   Brother Industries, Ltd. ...................         40,599           557,837
   Canon Sales Co., Inc. ......................          9,500           167,123
   Canon, Inc. ................................         28,084         1,444,071
   Central Japan Railway Co. ..................             58           639,073
   Circle K Sunkus Co., Ltd. ..................          3,000            52,719
   Coca-Cola West Holdings Co., Ltd. ..........         15,800           368,272
   Comsys Holdings Corp. ......................          6,000            52,889
   Cosmo Oil Co., Ltd. ........................         23,000            83,176
   Credit Saison Co., Ltd. ....................          3,837            80,581
   Creed Corp. ................................             31            25,925
   Dai Nippon Printing Co., Ltd. ..............         94,000         1,385,412
   Daicel Chemical Industries, Ltd. ...........         12,000            67,580
   Daihatsu Motor Co., Ltd. ...................         58,000           664,199
   Daikin Industries, Ltd. ....................          1,273            64,258
   Daiwa House Industry Co., Ltd. .............         27,000           253,765
   Daiwa Securities Group, Inc. ...............          3,296            30,295
   Denso Corp. ................................          3,410           117,215
   Dentsu, Inc. ...............................             12            25,427
   East Japan Railway Co., Ltd. ...............            198         1,612,940
   Eisai Co., Ltd. ............................          1,559            55,057
   Epilda Memory, Inc.* .......................          1,500            48,029
   FamilyMart Co., Ltd. .......................          1,200            49,046
   Fancl Corp. ................................          7,100            84,584
   Fanuc, Ltd. ................................          1,219           119,047
   Fuji Electric Holdings Co., Ltd. ...........         14,000            49,442
   Fuji Film Holdings Corp. ...................         41,700         1,433,395
   Fuji Heavy Industries, Ltd. ................         46,000           225,267
   Fuji Television Network, Inc. ..............             61            91,915
   Fujikura, Ltd. .............................         15,000            65,263
   Fujitsu, Ltd. ..............................         47,000           348,788
   Fukuoka Financial Group, Inc. ..............         23,000           103,753

                                                                      VALUE
                                                     SHARES          (NOTE 2)
                                                  ------------   ---------------
  JAPAN -- (CONTINUED)
   Funai Electric Co., Ltd. ...................          2,200   $        56,354
   Futaba Corp. ...............................          2,100            48,552
   Glory, Ltd. ................................          3,700            86,938
   Gunze, Ltd. ................................         10,000            45,110
   Hakuhodo DY Holdings, Inc. .................            770            41,043
   Hankyu Hanshin Holdings, Inc. ..............         37,000           155,408
   Hanwa Co., Ltd. ............................         19,000           117,380
   Hino Motors, Ltd. ..........................         73,000           452,361
   Hitachi Cable, Ltd. ........................          9,000            33,818
   Hitachi, Ltd. ..............................        619,000         4,465,358
   Hitachi, Ltd. - ADR ........................         19,082         1,367,798
   Hokuhoku Financial Group, Inc. .............         37,000           107,322
   Honda Motor Co., Ltd. ......................        116,554         3,962,518
   House Foods Corp. ..........................          3,900            62,806
   Ibiden Co., Ltd. ...........................          1,750            63,615
   Intelligence, Ltd. .........................             47            34,967
   Isuzu Motors, Ltd. .........................         12,000            57,748
   Itochu Corp. ...............................          3,393            36,140
   Japan Tobacco, Inc. ........................             56           238,904
   JFE Holdings, Inc. .........................          4,391           221,235
   Joint Corp. ................................         14,400            72,146
   JS Group Corp. (Tostem Inax
      Holding Corp.) ..........................         14,672           233,099
   JSR Corp. ..................................          1,600            31,794
   Kajima Corp. ...............................         25,000            87,348
   Kamigumi Co., Ltd. .........................         11,000            83,185
   Kaneka Corp. ...............................         13,000            88,515
   Kanematsu Corp.* ...........................         38,000            55,111
   KDDI Corp. .................................             34           210,049
   Keihin Corp. ...............................          3,000            45,458
   Kinden Corp. ...............................          7,000            70,603
   Kirin Brewery Co., Ltd. ....................         46,000           718,256
   KK DaVinci Advisors* .......................            104            71,204
   Kobe Steel, Ltd. ...........................        197,000           563,997
   Kokuyo Co., Ltd. ...........................          4,500            40,260
   Komatsu, Ltd. ..............................         55,169         1,537,884
   Komori Corp. ...............................          2,000            36,465
   Konica Minolta Holdings, Inc. ..............         53,000           894,938
   Kubota Corp. ...............................          4,448            31,961
   Kuraray Co., Ltd. ..........................          6,500            77,497
   Kyocera Corp. ..............................          8,469           797,570
   Leopalace21 Corp. ..........................        111,900         1,601,808
   Makita Corp. ...............................          1,630            66,621

    The accompanying notes are an integral part of the financial statements.

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---------------------------------------
MULTI-MANAGER INTERNATIONAL FUND
--------------------------------
  INVESTMENTS / JUNE 30, 2008 -- CONTINUED

--------------------------------------------------------------------------------

                                                                      VALUE
                                                     SHARES          (NOTE 2)
                                                  ------------   ---------------
  JAPAN -- (CONTINUED)
   Marubeni Corp. .............................        587,000   $     4,903,414
   Marui Co., Ltd. ............................         13,400           104,363
   Matsushita Electric Industrial Co., Ltd. ...        115,927         2,500,097
   Meiji Seika Kaisha, Ltd. ...................         13,000            55,460
   Millea Holdings, Inc. ......................         55,300         2,156,067
   Mistui Mining & Smelting Co., Ltd. .........          4,002            11,797
   Mitsubishi Corp. ...........................         32,856         1,082,978
   Mitsubishi Electric Corp. ..................         90,040           970,907
   Mitsubishi Heavy Industries, Ltd. ..........         77,000           366,926
   Mitsubishi Materials Corp. .................        772,000         3,300,730
   Mitsubishi Rayon Co., Ltd. .................         58,000           182,983
   Mitsubishi Tokyo Financial Group, Inc. .....         98,833           875,847
   Mitsui & Co., Ltd. .........................         19,000           419,598
   Mitsui Chemicals, Inc. .....................         44,000           216,716
   Mitsui Fudosan Co., Ltd. ...................          1,718            36,727
   Mitsui O.S.K. Lines, Ltd. ..................        179,000         2,550,520
   Mizuho Financial Group, Inc. ...............            713         3,330,489
   Mizuho Trust & Banking Co., Ltd. ...........        339,000           584,235
   Nagase & Co., Ltd. .........................          5,000            52,691
   Namco Bandai Holdings, Inc. ................          7,500            84,899
   NEC Corp. ..................................         86,000           450,308
   NEC Electronics Corp.* .....................         16,200           403,532
   Nichirei Corp. .............................          5,000            25,663
   Nidec Corp. ................................            500            33,291
   Nintendo Co., Ltd. .........................         10,759         6,069,257
   Nippon Electric Glass Co., Ltd. ............         17,037           294,740
   Nippon Express Co., Ltd. ...................        263,000         1,260,696
   Nippon Kayaku Co., Ltd. ....................          8,000            49,725
   Nippon Meat Packers, Inc. ..................          8,000           108,339

                                                                      VALUE
                                                     SHARES          (NOTE 2)
                                                  ------------   ---------------
  JAPAN -- (CONTINUED)
   Nippon Mining Holdings, Inc. ...............         80,000   $       501,012
   Nippon Oil Corp. ...........................        396,000         2,659,020
   Nippon Paint Co., Ltd. .....................         11,000            47,653
   Nippon Paper Group, Inc. ...................             36            98,319
   Nippon Sheet Glass Co. .....................        336,000         1,661,252
   Nippon Shokubai Co., Ltd. ..................          7,000            50,167
   Nippon Soda Co., Ltd. ......................          7,000            22,150
   Nippon Steel Corp. .........................         26,000           140,792
   Nippon Telegraph & Telephone Corp. .........            925         4,529,830
   Nippon Yakin Kogyo Co., Ltd. ...............         36,500           244,743
   Nippon Yusen Kabushiki Kaisha ..............        134,000         1,288,449
   Nipro Corp. ................................          3,000            50,855
   Nissan Motor Co., Ltd. .....................         48,243           398,447
   Nissay Dowa General Insurance Co., Ltd. ....         13,000            72,232
   Nisshin Seifun Group, Inc. .................         76,500           961,068
   Nisshin Steel Co., Ltd. ....................        691,000         2,349,211
   Nisshinbo Industries, Inc. .................          7,000            83,129
   Nitto Denko Corp. ..........................            942            36,195
   Nomura Holdings, Inc. ......................         50,387           746,421
   Nomura Real Estate Holdings, Inc. ..........         53,600         1,130,706
   NSK, Ltd. ..................................          9,000            78,740
   NTT DoCoMo, Inc. ...........................          1,391         2,043,566
   Ohbayashi Corp. ............................         27,000           122,305
   OJI Paper Co., Ltd. ........................         33,000           155,078
   Oki Electric Industry Co., Ltd.* ...........         61,000            93,638
   Olympus Corp. ..............................            812            27,453
   Omron Corp. ................................         16,600           356,435
   Onward Kashiyama Co., Ltd. .................          7,000            73,504
   Osaka Gas Co., Ltd. ........................          5,000            18,317
   Pioneer Corp. ..............................         41,100           330,937
   Promise Co., Ltd. ..........................          1,825            51,045
   QP Corp. ...................................          5,400            47,397
   Rengo Co., Ltd. ............................         11,000            76,555
   Resona Holdings, Inc. ......................            127           194,952
   Ricoh Co., Ltd. ............................        130,729         2,358,871

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
---------------------------------------
MULTI-MANAGER INTERNATIONAL FUND
--------------------------------
  INVESTMENTS / JUNE 30, 2008 -- CONTINUED

--------------------------------------------------------------------------------

                                                                      VALUE
                                                     SHARES          (NOTE 2)
                                                  ------------   ---------------
  JAPAN -- (CONTINUED)
   Rohm Co., Ltd. .............................          8,500   $       489,099
   Round One Corp. ............................             49            54,452
   Sanken Electric Co., Ltd. ..................         20,000           118,472
   Sanwa Holdings Corp. .......................         11,000            41,644
   Sanyo Electric Co., Ltd.* ..................        358,000           832,754
   Sapporo Hokuyo Holdings, Inc. ..............             16           108,189
   SBI Holdings, Inc. .........................          2,456           537,528
   Sega Sammy Holdings, Inc. ..................          5,300            46,219
   Seiko Epson Corp. ..........................         34,800           956,971
   Seino Transportation Co., Ltd. .............          7,000            42,784
   Sekisui Chemical Co., Ltd. .................         20,000           136,177
   Sekisui House, Ltd. ........................         36,000           335,980
   Seven & I Holdings Co., Ltd. ...............          9,987           284,980
   Sharp Corp. ................................          2,746            44,713
   Shimachu Co., Ltd. .........................          2,500            60,979
   Shin-Etsu Chemical Co., Ltd. ...............          1,025            63,517
   Shinsei Bank, Ltd. .........................         11,000            37,708
   Shiseido Co., Ltd. .........................         28,000           640,769
   SKY Perfect JSAT Corp. .....................            116            47,248
   Sojitz Corp. ...............................        592,300         1,974,612
   Sompo Japan Insurance, Inc. ................        233,000         2,189,895
   Sony Corp. .................................         17,384           759,634
   Stanley Electric Co., Ltd. .................          2,642            63,944
   Sumco Corp. ................................            400             8,852
   Sumitomo Bakelite Co., Ltd. ................          9,000            49,075
   Sumitomo Chemical Co., Ltd. ................          5,970            37,613
   Sumitomo Corp. .............................         27,100           356,025
   Sumitomo Electric Industries, Ltd. .........         79,063         1,003,691
   Sumitomo Forestry Co., Ltd. ................          6,000            49,442
   Sumitomo Heavy Industries, Ltd. ............          8,273            56,018
   Sumitomo Metal Industries, Ltd. ............         16,764            73,728

                                                                      VALUE
                                                     SHARES          (NOTE 2)
                                                  ------------   ---------------
  JAPAN -- (CONTINUED)
   Sumitomo Mitsui Financial Group, Inc. ......            766   $     5,763,846
   Sun Frontier Fuduosan Co., Ltd .............             69            44,837
   Suzuki Motor Corp. .........................         10,952           258,883
   Taihei Kogyo Co., Ltd. .....................         10,000            34,845
   Taiheiyo Cement Corp. ......................         25,000            50,148
   Taisei Corp. ...............................         39,000            92,923
   Taisho Pharmaceutical Co., Ltd. ............          7,000           129,802
   Taiyo Yuden Co., Ltd. ......................          3,000            30,993
   Takeda Pharmaceutical Co., Ltd. ............          2,196           111,677
   Takefuji Corp. .............................         25,740           358,035
   TDK Corp. ..................................         11,800           706,767
   Teijin, Ltd. ...............................         55,000           188,539
   The 77 Bank, Ltd. ..........................         14,000            87,941
   The Awa Bank, Ltd. .........................         10,000            55,375
   The Bank of Kyoto, Ltd. ....................         16,000           167,105
   The Bank of Nagoya, Ltd. ...................          9,000            56,194
   The Bank of Yokohama, Ltd. .................        103,548           715,772
   The Chiba Bank, Ltd. .......................         13,000            91,086
   The Chugoku Bank, Ltd. .....................          9,000           130,696
   The Daishi Bank, Ltd. ......................         12,000            53,341
   The Fuji Fire & Marine Insurance Co.,
      Ltd. ....................................         16,000            42,643
   The Gunma Bank, Ltd. .......................        130,000           865,565
   The Hachijuni Bank, Ltd. ...................         17,000           110,147
   The Higo Bank, Ltd. ........................          8,000            48,218
   The Hokkoku Bank, Ltd. .....................         14,000            54,980
   The Hyakugo Bank, Ltd. .....................          8,000            47,841
   The Hyakujushi Bank, Ltd. ..................         10,000            56,882
   The Iyo Bank, Ltd. .........................         11,000           128,766
   The Joyo Bank, Ltd. ........................         28,000           136,064
   The Juroku Bank, Ltd. ......................         12,000            58,878
   The Kagoshima Bank, Ltd. ...................          7,000            53,002
   The Kanto Tsukuba Bank, Ltd. ...............         11,300            55,444

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
---------------------------------------
MULTI-MANAGER INTERNATIONAL FUND
--------------------------------
  INVESTMENTS / JUNE 30, 2008 -- CONTINUED

--------------------------------------------------------------------------------

                                                                      VALUE
                                                     SHARES          (NOTE 2)
                                                  ------------   ---------------
  JAPAN -- (CONTINUED)
   The Keiyo Bank, Ltd. .......................         10,000   $        60,272
   The Musashino Bank, Ltd. ...................          1,200            48,594
   The Nanto Bank, Ltd. .......................         12,000            59,895
   The Ogaki Kyoritsu Bank, Ltd. ..............         12,000            67,919
   The San-In Godo Bank, Ltd. .................          5,000            43,697
   The Shiga Bank, Ltd. .......................          8,000            53,040
   The Shizuoka Bank, Ltd. ....................          4,000            40,834
   The Sumitomo Trust & Banking Co., Ltd. .....         10,172            71,080
   The Suruga Bank, Ltd. ......................          3,000            39,017
   The Yamanashi Chuo Bank, Ltd. ..............          8,000            41,889
   Toda Corp. .................................         11,000            40,194
   Tokai Rika Co., Ltd. .......................          1,700            35,142
   Tokyo Electron, Ltd. .......................          7,700           443,792
   Tokyo Steel Manufacturing Co., Ltd. ........          9,600           110,931
   Toppan Forms Co., Ltd. .....................          4,300            51,551
   Toppan Printing Co., Ltd. ..................        116,000         1,277,054
   Toyo Seikan Kaisha, Ltd. ...................          6,900           121,774
   Toyota Auto Body Co., Ltd. .................          3,600            67,196
   Toyota Boshoku Corp. .......................             30               804
   Toyota Motor Corp. .........................         13,061           616,242
   UNY Co., Ltd. ..............................          8,000            78,806
   Urban Corp. ................................        269,300           788,739
   Wacoal Holdings Corp. ......................          5,000            59,707
   West Japan Railway Co. .....................            106           520,092
   Yamada Denki Co., Ltd. .....................          2,942           209,460
   Yamaha Corp. ...............................          7,500           144,794
   Yamaha Motor Co., Ltd. .....................          2,807            52,526
   Yamato Kogyo Co., Ltd. .....................          4,700           223,968
   Yamato Transport Co., Ltd. .................          1,155            16,120

                                                                      VALUE
                                                     SHARES          (NOTE 2)
                                                  ------------   ---------------
  JAPAN -- (CONTINUED)
   Yamazaki Baking Co., Ltd. ..................          6,000   $        65,942
                                                                 ---------------
  TOTAL JAPAN .................................                      123,179,267
                                                                 ---------------
  JORDAN -- 0.2%
   Arab Bank PLC ..............................         27,150           831,283
   Arab Potash Co. ............................            700            80,360
   Bank of Jordan .............................         12,800            49,193
   Jordan Cement Factories ....................          3,000            46,415
   Jordan Petroleum Refinery Co. ..............          4,880           123,215
   Jordan Steel ...............................          6,500            71,176
   Jordan Telecom Corp. .......................          7,800            69,982
   Jordanian Electric Power Co. ...............         18,242           170,631
   Middle East Complex* .......................         29,090           131,938
   Taameer Jordan Holdings Public
      Shareholding Co.* .......................         12,900            40,281
   United Arab Investors* .....................         17,000            67,496
                                                                 ---------------
  TOTAL JORDAN ................................                        1,681,970
                                                                 ---------------
  KENYA -- 0.2%
   Bamburi Cement Co., Ltd. ...................         71,900           214,545
   Barclays Bank of Kenya, Ltd. ...............        198,900           214,575
   East African Breweries, Ltd. ...............         71,380           217,362
   Equity Bank, Ltd. ..........................         54,900           257,908
   ICDC Investment Co., Ltd. ..................        102,300            41,092
   Kenya Airways, Ltd. ........................        195,900           149,136
   Kenya Commercial Bank, Ltd. ................        443,000           210,145
   Kenya Electricity Generating Co., Ltd. .....        268,600           100,699
   Kenya Oil Co., Ltd. ........................         40,000            54,476
   Mumias Sugar Co., Ltd. .....................        238,200            46,291
   Nation Media Group Ltd. ....................         12,100            64,805
   Standard Chartered Bank Kenya, Ltd. ........          9,200            29,564
                                                                 ---------------
  TOTAL KENYA .................................                        1,600,598
                                                                 ---------------

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
---------------------------------------
MULTI-MANAGER INTERNATIONAL FUND
--------------------------------
  INVESTMENTS / JUNE 30, 2008 -- CONTINUED

--------------------------------------------------------------------------------

                                                                      VALUE
                                                     SHARES          (NOTE 2)
                                                  ------------   ---------------
  KOREA -- 0.1%
   Asiana Airlines ............................          8,300   $        43,640
   Cheil Communications, Inc. .................            200            47,416
   Daewoo International Corp. .................          1,300            54,620
   Dong-A Pharmaceutical Co., Ltd. ............            500            50,906
   Dongbu Insurance Co., Ltd. .................         10,140           372,235
   Hanaro Telecom, Inc.* ......................          5,500            42,010
   Hanmi Pharm Co., Ltd. ......................            300            44,166
   Hanwha Chem Corp. ..........................          3,000            33,268
   Hotel Shilla Co., Ltd. .....................          1,900            49,768
   Hyundai Marine & Fire Insurance Co., Ltd. ..          3,950            86,095
   Kookmin Bank - ADR .........................          1,200            70,212
   LG Electronics, Inc. .......................          1,100            55,734
   Samsung Fine Chemicals Co., Ltd. ...........          1,000            50,189
   SK Chemicals Co., Ltd. .....................            800            30,324
   SK Networks Co., Ltd.* .....................          3,400            58,506
                                                                 ---------------
  TOTAL KOREA .................................                        1,089,089
                                                                 ---------------
  LATVIA -- 0.0%
   Latvian Shipping Co.* ......................         91,206           250,577
                                                                 ---------------
  TOTAL LATVIA ................................                          250,577
                                                                 ---------------
  LITHUANIA -- 0.1%
   Apranga PVA ................................         31,700            93,954
   Invalda PVA ................................         17,284           129,565
   Lietuvos Energija* .........................         17,374            28,520
   Lifosa PVA* ................................          4,400           176,574
   Panevezio Statybos Trestas .................         16,900            66,888
   Pieno Zvaigzdes ............................         10,687            23,634
   Rytu Skirstomieji Tinklai* .................         26,729            46,679
   Sanitas ....................................          9,500           140,782
   Siauliu Bankas* ............................         30,912            29,459
   TEO LT AB ..................................        308,900           270,434
   Ukio Bankas ................................         67,100            86,892
                                                                 ---------------
  TOTAL LITHUANIA .............................                        1,093,381
                                                                 ---------------

                                                                      VALUE
                                                     SHARES          (NOTE 2)
                                                  ------------   ---------------
  LUXEMBOURG -- 0.7%
   ArcelorMittal ..............................         46,084   $     4,556,594
   Millicom International Cellular SA .........         10,287         1,064,705
   Tenaris SA - ADR ...........................         25,850         1,925,825
                                                                 ---------------
  TOTAL LUXEMBOURG ............................                        7,547,124
                                                                 ---------------
  MALAYSIA -- 0.7%
   AirAsia Bhd* ...............................         54,300            14,458
   Alliance Financial Group Bhd ...............         28,800            24,415
   AMMB Holdings Bhd ..........................         81,100            78,928
   Asiatic Development Bhd ....................         19,000            47,682
   Astro All Asia Networks PLC ................         23,200            24,141
   Batu Kawan Bhd .............................         29,000            94,078
   Berjaya Sports Toto Bhd ....................         66,400            98,762
   British American Tobacco Bhd ...............          6,700            90,734
   Bumiputra-Commerce Holdings Bhd ............         87,200           213,497
   Bursa Malaysia Bhd .........................         14,500            33,060
   Dialog Group Bhd ...........................         83,500            34,243
   Digi.com Bhd ...............................         74,700           546,390
   E&O Property Development Bhd* ..............         26,700            15,526
   Eon Capital Bhd ............................         28,200            39,010
   Gamuda Bhd .................................        140,800           100,833
   Genting Bhd ................................        441,900           757,350
   Hong Leong Bank Bhd ........................         48,600            87,011
   IGB Corp. Bhd ..............................         38,800            17,099
   IJM Corp. Bhd ..............................         43,900            73,894
   IOI Corp. Bhd ..............................        140,050           319,318
   Kencana Petroleum Bhd* .....................         73,600            40,094
   KLCC Property Holdings Bhd .................         54,800            45,618
   KNM Group Bhd ..............................        167,400           325,322
   Kuala Lumpur Kepong Bhd ....................         22,300           120,116
   Kulim Malaysia Bhd .........................         24,400            72,435
   Lafarge Malayan Cement Bhd .................         30,000            39,296
   Lion Diversified Holdings Bhd ..............         12,300             4,743
   Lion Industries Corp. Bhd ..................         88,800            70,931

    The accompanying notes are an integral part of the financial statements.

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---------------------------------------
MULTI-MANAGER INTERNATIONAL FUND
--------------------------------
  INVESTMENTS / JUNE 30, 2008 -- CONTINUED

--------------------------------------------------------------------------------

                                                                      VALUE
                                                     SHARES          (NOTE 2)
                                                  ------------   ---------------
  MALAYSIA -- (CONTINUED)
   Malayan Banking Bhd ........................        107,550   $       232,051
   Malaysian Airline System Bhd ...............         64,500            61,194
   Malaysian Bulk Carriers Bhd ................         50,200            56,230
   Malaysian Resources Corp. Bhd ..............         55,800            18,785
   MISC Bhd ...................................         32,000            80,796
   MMC Corp. Bhd ..............................         90,800            76,697
   Muhibbah Engineering M Bhd .................         68,300            47,240
   Multi-Purpose Holdings Bhd .................         86,000            39,217
   Parkson Holdings Bhd .......................         76,390           118,063
   Pelikan International Corp. Bhd ............         20,700            14,888
   Petra Perdana Bhd ..........................         35,700            42,173
   Petronas Dagangan Bhd ......................         44,800           102,831
   Petronas Gas Bhd ...........................         15,600            47,504
   PLUS Expressways Bhd .......................         97,800            77,522
   PPB Group Bhd ..............................         33,700           111,388
   Public Bank Bhd ............................         94,400           300,462
   Ranhill Bhd ................................         52,000            14,880
   Resorts World Bhd ..........................        116,700            92,860
   RHB Capital Bhd ............................         21,200            27,380
   Samling Global Bhd .........................        354,000            55,389
   SapuraCrest Petroleum Bhd ..................        132,200            55,833
   Sarawak Energy Bhd .........................         48,000            43,777
   Scomi Group Bhd ............................         69,500            13,613
   Shell Refining Co. Federation of Malaya
      Bhd .....................................          9,800            32,692
   Sime Darby Bhd .............................        384,903         1,089,626
   SP Setia Bhd ...............................         19,800            17,815
   TA Ann Holdings Bhd ........................         11,000            22,892
   Tanjong PLC ................................          7,700            32,285
   Telekom Malaysia Bhd .......................         60,300            58,685
   Tenaga Nasional Bhd ........................        225,588           562,675
   Titan Chemicals Corp. Bhd ..................         64,800            25,583
   TM International Bhd* ......................         60,300           113,495
   UEM World Bhd ..............................         74,400            66,943
   UMW Holdings Bhd ...........................         15,400            28,278
   Wah Seong Corp. Bhd ........................         35,625            23,441

                                                                      VALUE
                                                     SHARES          (NOTE 2)
                                                  ------------   ---------------
  MALAYSIA -- (CONTINUED)
   WCT Engineering Bhd ........................         35,466   $        33,214
   WTK Holdings Bhd ...........................        111,400            74,664
   YTL Corp. Bhd ..............................         32,900            67,965
   YTL Power International Bhd ................        111,040            62,869
   Zelan Bhd ..................................         17,600            11,150
                                                                 ---------------
  TOTAL MALAYSIA ..............................                        7,484,029
                                                                 ---------------
  MAURITIUS -- 0.1%
   Ireland Blyth, Ltd. ........................         18,300            40,293
   Mauritius Commercial Bank ..................         77,100           486,649
   Mauritius Development Investment Trust Co.,
      Ltd. ....................................        221,000            47,444
   Naiade Resorts, Ltd. .......................          7,000            20,294
   New Mauritius Hotels, Ltd. .................         18,900           107,505
   Rogers & Co., Ltd. .........................          7,100           103,699
   State Bank of Mauritius, Ltd. ..............         74,300           261,754
   Sun Resorts, Ltd. - Class A ................         17,890            63,682
                                                                 ---------------
  TOTAL MAURITIUS .............................                        1,131,320
                                                                 ---------------
  MEXICO -- 2.0%
   Alfa SAB de CV .............................        148,700         1,063,368
   America Movil SAB de CV Series L ...........      1,157,208         3,055,412
   America Movil SAB de CV Series L - ADR .....         19,583         1,033,003
   Axtel SAB de CV* ...........................         16,800            30,788
   Banco Compartamos SAB de CV ................         41,400           154,952
   Carso Global Telecom SAB de CV* ............         23,400           128,242
   Carso Infraestructura y Construccion SAB
      de CV* ..................................        118,200           108,079
   Cemex SAB de CV* ...........................        592,369         1,466,404
   Coca-Cola Femsa SAB de CV ..................        120,300           680,756
   Consorcio ARA SAB de CV ....................         21,400            19,754
   Controladora Comercial Mexicana SAB de CV ..         13,600            40,814

    The accompanying notes are an integral part of the financial statements.

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---------------------------------------
MULTI-MANAGER INTERNATIONAL FUND
--------------------------------
  INVESTMENTS / JUNE 30, 2008 -- CONTINUED

--------------------------------------------------------------------------------

                                                                      VALUE
                                                     SHARES          (NOTE 2)
                                                  ------------   ---------------
  MEXICO -- (CONTINUED)
   Corp GEO SAB de CV Series B* ...............         26,000   $        87,002
   Corp Interamericana de Entretenimiento SAB
      de CV* ..................................         12,000            24,423
   Corp Moctezuma, SAB de CV ..................         20,900            50,238
   Desarrolladora Homex SAB de CV - ADR* ......          6,610           387,214
   Desarrolladora Homex SAB de CV* ............          9,200            90,090
   Empresas ICA SAB de CV* ....................         88,200           552,303
   Fomento Economico Mexicano, SAB de CV ......        218,941           996,508
   Grupo Aeroportuario del Centro Norte, SAB
      de CV ...................................         17,800            37,143
   Grupo Aeroportuario del Pacifico, SAB
      de CV ...................................         14,700            43,545
   Grupo Aeroportuario del Sureste SAB
      de CV ADR ...............................          8,691           447,587
   Grupo Aeroportuario del Sureste, SAB
      de CV ...................................         16,100            83,442
   Grupo Bimbo SAB de CV ......................         21,200           139,578
   Grupo Carso SAB de CV ......................        134,632           627,920
   Grupo Elektra SAB de CV ....................          4,100           150,871
   Grupo Financiero Banorte SAB de CV .........        388,400         1,826,551
   Grupo Financiero Inbursa SAB de CV .........        148,300           546,431
   Grupo Iusacell SAB de CV* ..................            405             3,927
   Grupo Mexico SAB de CV .....................        748,800         1,698,996
   Grupo Modelo SAB de CV .....................         26,100           132,840
   Grupo Pochteca, SAB de CV* .................          3,605             1,709

                                                                      VALUE
                                                     SHARES          (NOTE 2)
                                                  ------------   ---------------
  MEXICO -- (CONTINUED)
   Grupo Televisa, SAB de CV ..................         68,500   $       324,331
   Impulsora Del Desarrollo Y El Empleo en
      America Latina SAB de CV* ...............        157,900           248,338
   Industrias CH SAB de CV Series B* ..........          7,500            41,808
   Industrias Penoles SAB de CV ...............          5,150           137,725
   Kimberly-Clark de Mexico SAB de CV .........         26,400           107,514
   Mexichem SAB de CV .........................         29,000           234,377
   Organizacion Soriana SAB de CV* ............         10,800            36,726
   Promotora Y Operadora De Infraestructura SAB
      de CV* ..................................         36,900           133,745
   Telefonos de Mexico SAB de CV ..............          8,916           211,131
   Telefonos de Mexico SAB de CV - ADR ........        999,710         1,186,496
   Telmex Internacional SAB De CV* ............        999,710           810,384
   Telmex Internacional SAB de CV - ADR* ......         32,133           517,341
   TV Azteca SAB de CV ........................         38,700            24,729
   Urbi Desarrollos Urbanos SA de CV* .........         22,900            79,160
   Vitro SAB de CV ............................         13,000            22,085
   Wal-Mart de Mexico SAB de CV ...............        141,400           562,825
                                                                 ---------------
  TOTAL MEXICO ................................                       20,388,605
                                                                 ---------------
  MOROCCO -- 0.3%
   Attijariwafa Bank ..........................            862           386,669
   Banque Centrale Populaire ..................            189            64,013
   Banque Marocaine du Commerce et de
      l'Industrie .............................            320            48,638
   Banque Marocaine du Commerce Exterieur .....          1,000           423,880
   Brasseries Maroc ...........................            171            45,601
   Ciments du Maroc ...........................            250            72,018
   Compagnie Generale Immobiliere .............            290            95,436

    The accompanying notes are an integral part of the financial statements.

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---------------------------------------
MULTI-MANAGER INTERNATIONAL FUND
--------------------------------
  INVESTMENTS / JUNE 30, 2008 -- CONTINUED

--------------------------------------------------------------------------------

                                                                      VALUE
                                                     SHARES          (NOTE 2)
                                                  ------------   ---------------
  MOROCCO -- (CONTINUED)
   Credit Immobilier et Hotelier* .............            800   $        67,492
   Douja Promotion Groupe Addoha SA ...........            810           238,007
   Holcim Maroc SA ............................            100            34,706
   Lafarge Ciments ............................            603           176,288
   Managem ....................................            600            37,120
   Maroc Telecom ..............................         20,700           533,842
   ONA SA .....................................          1,554           400,342
   RISMA* .....................................            132             6,881
   SAMIR ......................................            500            48,698
   Societe Nationale d'Investissement .........            530           135,957
   Sonasid ....................................            210           102,554
                                                                 ---------------
  TOTAL MOROCCO ...............................                        2,918,142
                                                                 ---------------
  NETHERLANDS -- 3.3%
   Aegon NV ...................................         60,392           799,946
   Amrest Holdings NV* ........................          1,200            43,359
   ASML Holding NV ............................         21,199           522,348
   Corio NV ...................................          2,870           224,263
   European Aeronautic Defence and Space Co.
      NV ......................................         11,500           217,999
   Heineken Holding NV ........................         29,946         1,373,912
   Heineken NV ................................         45,003         2,297,127
   ING Groep NV ...............................        161,274         5,143,126
   ING Groep NV - ADR .........................         66,375         2,094,131
   Koninklijke Ahold NV .......................        209,436         2,816,046
   Koninklijke DSM NV .........................         32,034         1,884,798
   Koninklijke KPN NV .........................         19,983           342,940
   Koninklijke Philips Electronics NV .........        121,419         4,131,159
   Koninklijke Vopak NV .......................          1,977           134,002
   OCE NV .....................................          5,342            65,856
   Royal Dutch Shell PLC ......................        178,722         7,354,126
   Royal Dutch Shell PLC - ADR ................         46,544         3,728,640
   SNS Reaal ..................................          3,300            64,063
   TNT NV .....................................          2,225            76,089
   Unilever NV ................................         13,371           379,568
   X5 Retail Group NV - GDR* ..................         10,355           348,963
                                                                 ---------------
  TOTAL NETHERLANDS ...........................                       34,042,461
                                                                 ---------------

                                                                      VALUE
                                                     SHARES          (NOTE 2)
                                                  ------------   ---------------
  NEW ZEALAND -- 0.1%
   Auckland International Airport, Ltd. .......        115,420   $       171,536
   Contact Energy, Ltd. .......................         38,534           234,655
   Fletcher Building, Ltd. ....................         18,256            88,353
   Telecom Corp. of New Zealand, Ltd. .........         56,970           155,008
                                                                 ---------------
  TOTAL NEW ZEALAND ...........................                          649,552
                                                                 ---------------
  NIGERIA -- 0.1%
   Access Bank Nigeria PLC ....................        272,500            40,801
   African Petroleum PLC ......................         46,000           114,782
   Diamond Bank PLC* ..........................        267,700            38,309
   Ecobank Transnational, Inc. ................        169,000            52,759
   Fidelity Bank* .............................        533,000            46,145
   First Bank of Nigeria PLC ..................        409,900           148,805
   First City Monument Bank PLC ...............        279,500            35,467
   Flour Mills Nigeria PLC ....................         70,900            48,474
   Guaranty Trust Bank PLC ....................        256,034            61,088
   Guinness Nigeria PLC .......................         45,800            48,204
   Intercontinental Bank PLC ..................        386,600           111,765
   Nigerian Breweries PLC .....................        151,900            64,466
   Oando PLC ..................................         42,240            70,003
   Oceanic Bank International PLC .............        363,000            77,058
   Platinum Habib Bank PLC ....................        199,600            50,690
   UAC of Nigeria PLC .........................         99,400            38,852
   Union Bank Nigeria PLC .....................        183,600            56,663
   United Bank For Africa PLC .................        190,050            53,217
   West African Portland Cement PLC ...........        142,000            65,266
   Zenith Bank, Ltd ...........................        267,400            98,617
                                                                 ---------------
  TOTAL NIGERIA ...............................                        1,321,431
                                                                 ---------------
  NORWAY -- 0.8%
   Aker Kvaerner ASA ..........................          5,193           122,606
   Cermaq ASA .................................          6,000            71,566
   DnB NOR ASA ................................         53,277           677,835

    The accompanying notes are an integral part of the financial statements.

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---------------------------------------
MULTI-MANAGER INTERNATIONAL FUND
--------------------------------
  INVESTMENTS / JUNE 30, 2008 -- CONTINUED

--------------------------------------------------------------------------------

                                                                      VALUE
                                                     SHARES          (NOTE 2)
                                                  ------------   ---------------
  NORWAY -- (CONTINUED)
   Norsk Hydro ASA ............................        270,600   $     3,952,847
   Orkla ASA ..................................         35,100           450,707
   Pan Fish ASA* ..............................         31,586            23,194
   StatoilHydro ASA ...........................         36,122         1,346,809
   Telenor ASA ................................         32,267           606,923
   Yara International ASA .....................          7,567           670,053
                                                                 ---------------
  TOTAL NORWAY ................................                        7,922,540
                                                                 ---------------
  OMAN -- 0.2%
   Bank Dhofar SAOG ...........................         26,000            60,366
   Bank Muscat SAOG ...........................         47,300           221,114
   Dhofar International Development ...........         38,200            79,466
   National Bank of Oman, Ltd. ................         48,170            92,700
   Oman Cables Industry .......................         12,100           123,938
   Oman Cement Co. ............................         25,000            58,369
   Oman Flour Mills ...........................          7,300           116,140
   Oman International Bank ....................          7,590            78,807
   Oman National Investment Corp. Holdings ....         16,900            60,218
   Oman Oil Marketing Co. .....................         13,300            61,517
   Oman Telecommunications Co. ................         60,500           350,540
   Raysut Cement Co. ..........................         24,300           192,103
   Renaissance Services SAOG ..................         42,298           191,360
                                                                 ---------------
  TOTAL OMAN ..................................                        1,686,638
                                                                 ---------------
  PERU -- 0.3%
   Alicorp SA .................................        102,800            98,930
   Austral Group SA* ..........................        425,900            56,087
   Banco Continental ..........................         18,200            64,528
   Cia Minera Atacocha SA - Class B ...........         14,125            18,363
   Cia Minera Milpo SA ........................         67,679           166,597
   Compania de Minas Buenaventura SA - ADR ....          5,300           346,461
   Corp Aceros Arequipa SA ....................         19,528            36,662
   Credicorp, Ltd. ............................          4,300           353,116
   Edegel SA ..................................         57,200            25,881
   Edelnor SA .................................         35,708            30,143

                                                                      VALUE
                                                     SHARES          (NOTE 2)
                                                  ------------   ---------------
  PERU -- (CONTINUED)
   Empresa Agroindustrial Casa Grande SA* .....         31,100   $        87,372
   Ferreyros SA ...............................        106,793           156,863
   Grana Y Montero SA .........................         72,487           132,173
   Intergroup Financial Services Corp.
      144A*@ ..................................         12,748           286,830
   Minsur SA ..................................         35,553           102,043
   Refineria la Pampilla SA Relapasa ..........          3,500            33,907
   Sociedad Minera Cerro Verde SA .............          1,400            35,210
   Sociedad Minera el Brocal SA ...............          5,700            73,716
   Southern Copper Corp. ......................          5,300           565,139
   Volcan Cia Minera SA .......................         57,380           108,502
                                                                 ---------------
  TOTAL PERU ..................................                        2,778,523
                                                                 ---------------
  PHILIPPINES -- 0.3%
   Aboitiz Equity Ventures, Inc. ..............      2,491,900           382,985
   Alliance Global Group, Inc.* ...............        879,200            58,750
   Atlas Consolidated Mining & Development* ...        330,000            93,719
   Ayala Corp. - Class A ......................         17,760           101,864
   Ayala Land, Inc. ...........................        571,300           122,162
   Banco De Oro Unibank, Inc. .................        164,200           157,269
   Bank of the Philippine Islands .............        164,900           157,940
   Filinvest Land, Inc. .......................        867,800            13,531
   First Gen Corp. ............................         31,400            19,584
   First Philippine Holdings Corp. ............         23,700            11,746
   Globe Telecom, Inc. ........................          4,600           120,904
   International Container Term Services,
      Inc. ....................................        225,800           148,371
   JG Summit Holdings, Inc. ...................         79,500            15,583
   Jollibee Foods Corp. .......................        108,800            83,608
   Manila Electric Co. ........................         66,110            56,693
   Manila Water Co., Inc. .....................        181,000            73,577
   Megaworld Corp. ............................        844,800            22,957
   Metropolitan Bank & Trust ..................         88,500            65,052

    The accompanying notes are an integral part of the financial statements.

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---------------------------------------
MULTI-MANAGER INTERNATIONAL FUND
--------------------------------
  INVESTMENTS / JUNE 30, 2008 -- CONTINUED

--------------------------------------------------------------------------------

                                                                      VALUE
                                                     SHARES          (NOTE 2)
                                                  ------------   ---------------
  PHILIPPINES -- (CONTINUED)
   Petron Corp. ...............................      1,034,500   $       149,777
   Philex Mining Corp. ........................      1,560,000           246,709
   Philippine Long Distance Telephone Co. .....         10,500           560,140
   Philippine National Bank* ..................         26,400            17,347
   PNOC Energy Development Corp. ..............      1,345,000           155,786
   Robinsons Land Corp. .......................        246,000            40,548
   San Miguel Corp. - Class B .................        240,000           219,178
   Security Bank Corp. ........................         46,000            59,428
   SM Investments Corp. .......................         24,900           135,884
   SM Prime Holdings, Inc. ....................        287,400            44,811
   Union Bank of Philippines ..................         26,400            19,111
   Universal Robina Corp. .....................         85,700            20,044
                                                                 ---------------
  TOTAL PHILIPPINES ...........................                        3,375,058
                                                                 ---------------
  POLAND -- 1.0%
   Agora SA ...................................          8,600           137,209
   Asseco Poland SA ...........................          5,229           139,862
   Bank Handlowy W Warszawie SA ...............         14,679           551,052
   Bank Millennium SA .........................         54,835           174,974
   Bank Pekao SA ..............................         21,145         1,632,225
   Bank Przemyslowo- Handlowy PBK SA* .........            340            11,471
   Bank Zachodni WBK SA .......................          5,308           339,744
   Bioton SA* .................................        158,300            38,627
   BRE Bank SA* ...............................          1,490           247,512
   Budimex SA* ................................            950            33,479
   Central European Distribution Corp.* .......          9,362           694,192
   Cersanit-Krasnystaw SA* ....................          9,300            89,245
   Ciech SA ...................................            850            26,724
   ComArch SA* ................................            400            14,359
   Dom Development SA .........................          1,800            32,097
   Echo Investment SA* ........................          9,500            19,392
   Elektrobudowa SA* ..........................            700            62,575
   Eurocash SA ................................         11,800            69,215
   Getin Holding SA* ..........................         18,000            76,779
   Globe Trade Centre SA* .....................          8,100           115,473

                                                                      VALUE
                                                     SHARES          (NOTE 2)
                                                  ------------   ---------------
  POLAND -- (CONTINUED)
   Grupa Kety SA ..............................            490   $        22,280
   Grupa Lotos SA* ............................          2,600            32,331
   Ing Bank Slaski SA .........................            518           100,875
   KGHM Polska Miedz SA* ......................          7,100           333,169
   LPP SA* ....................................             90            76,695
   Mostalzab SA* ..............................         17,000            53,528
   Mostostal-Warszawa SA* .....................          2,300            64,757
   Multimedia Polska SA .......................         19,300            65,026
   Netia SA* ..................................         21,500            30,468
   Orbis SA ...................................          2,900            61,918
   Pbg SA* ....................................          1,530           184,084
   Polimex Mostostal SA .......................         51,700           128,337
   Polish Energy Partners SA* .................          4,100            53,870
   Polnord SA* ................................          1,000            33,763
   Polska Grupa Farmaceutyczna SA* ............          1,200            33,223
   Polskie Gornictwo Naftowe I Gazownictwo
      SA ......................................        209,027           326,628
   Polski Koncern Miesny Duda SA* .............         19,100            41,228
   Polski Koncern Naftowy Orlen SA* ...........         18,700           299,579
   Powszechna Kasa Oszczednosci Bank Polski
      SA ......................................        128,976         2,775,552
   Przedsiebiorstwo Eksportu I Importu Kopex
      SA* .....................................          3,300            38,651
   Sygnity SA* ................................          1,000            10,267
   Synthos SA* ................................         99,800            39,807
   Telekomunikacja Polska SA ..................         90,000           871,683
   TVN SA .....................................         17,400           142,887
   Vistula & Wolczanka SA* ....................         12,900            46,550
   Zaklad Przetworstwa Hutniczego Stalprodukt
      SA ......................................            250            72,734
                                                                 ---------------
  TOTAL POLAND ................................                       10,446,096
                                                                 ---------------
  PORTUGAL -- 0.2%
   Banco Espirito Santo SA ....................          7,316           114,151

    The accompanying notes are an integral part of the financial statements.

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---------------------------------------
MULTI-MANAGER INTERNATIONAL FUND
--------------------------------
  INVESTMENTS / JUNE 30, 2008 -- CONTINUED

--------------------------------------------------------------------------------

                                                                      VALUE
                                                     SHARES          (NOTE 2)
                                                  ------------   ---------------
  PORTUGAL -- (CONTINUED)
   EDP - Energias de Portugal SA ..............        102,517   $       535,069
   Jeronimo Martins SGPS SA ...................         79,551           578,027
   Portugal Telecom SGPS SA ...................         30,930           351,112
   Sonae, SGPS SA .............................         50,589            60,932
                                                                 ---------------
  TOTAL PORTUGAL ..............................                        1,639,291
                                                                 ---------------
  QATAR -- 0.4%
   Barwa Real Estate Co. ......................          4,856           111,646
   Commercial Bank of Qatar ...................          7,808           317,424
   Commercial Bank of Qatar 144A GDR*@ ........         73,882           554,115
   Doha Bank, Ltd. ............................          5,658           128,686
   First Finance Co.* .........................         13,151           143,052
   Industries Qatar ...........................          9,730           486,433
   Masraf Al Rayan ............................         36,200           217,767
   Qatar Electricity & Water Co. ..............          2,230            93,782
   Qatar Fuel Co. .............................          1,900           101,772
   Qatar Gas Transport Co. Nakilat* ...........         36,600           395,105
   Qatar Insurance Co. ........................            980            60,569
   Qatar International Islamic Bank* ..........          4,680           120,455
   Qatar Islamic Bank .........................          8,470           359,926
   Qatar National Bank ........................          5,254           331,216
   Qatar National Cement Co. ..................          2,640           113,780
   Qatar Navigation ...........................          5,678           239,254
   Qatar Real Estate Investment Co.* ..........          3,864            70,795
   Qatar Shipping Co. .........................          3,740            65,030
   Qatar Telecom Q-Tel QSC ....................          4,973           261,194
                                                                 ---------------
  TOTAL QATAR .................................                        4,172,001
                                                                 ---------------
  ROMANIA -- 0.2%
   Antibiotice ................................        128,000            76,898
   Banca Transilvania* ........................      1,883,439           307,706
   Biofarm Bucuresti* .........................      1,024,688           122,677
   Impact SA* .................................        366,015            37,334
   Iproeb Bistrita SA .........................         17,849            29,315
   Romanian Development Bank - Groupe Societe
      Generale ................................        100,914           841,786

                                                                     VALUE
                                                     SHARES         (NOTE 2)
                                                  ------------   ---------------
  ROMANIA -- (CONTINUED)
   Rompetrol Rafinare SA* .....................        950,800   $        21,780
   SIF 3 Transilvania Brasov ..................         49,000            29,438
   SNP Petrom SA ..............................      1,420,800           284,320
   Transelectrica SA ..........................          6,650            68,118
                                                                 ---------------
  TOTAL ROMANIA ...............................                        1,819,372
                                                                 ---------------
  RUSSIA -- 3.2%
   Aeroflot - Russian International Airlines ..         10,700            36,646
   AvtoVAZ ....................................         92,900           148,106
   Comstar United Telesystems OJSC - GDR ......          9,900            99,000
   CTC Media, Inc.* ...........................          4,400           108,504
   Eurasia Drilling Co., Ltd. 144A GDR*@ ......         21,739           559,779
   Evraz Group SA - 144A GDR@ .................          8,216           969,268
   Evraz Group SA - GDR .......................          1,400           163,100
   Fifth Power Generation Co., OGK-5* .........        321,200            40,150
   Gazprom - ADR ..............................        122,396         7,114,708
   Gazpromneft OAO ............................          8,500            68,000
   Irkutskenergo OJSC .........................         79,800            68,628
   JSC Scientific Production Corp.
      IRKUT - ADR .............................          2,200            58,740
   KamAZ* .....................................         31,400           169,822
   LUKOIL - ADR (London Exchange) .............         13,405         1,321,733
   LUKOIL - ADR (New York Exchange) ...........         36,960         3,633,172
   Magnit OAO* ................................          1,600            76,400
   Mechel - ADR ...............................         17,826           883,100
   Mining & Metallurgical Co., Norilsk Nickel
      - ADR ...................................         18,800           474,660
   Mobile Telesystems OJSC ....................         25,700           295,550

    The accompanying notes are an integral part of the financial statements.

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---------------------------------------
MULTI-MANAGER INTERNATIONAL FUND
--------------------------------
  INVESTMENTS / JUNE 30, 2008 -- CONTINUED

--------------------------------------------------------------------------------

                                                                      VALUE
                                                     SHARES          (NOTE 2)
                                                  ------------   ---------------
  RUSSIA -- (CONTINUED)
   Mobile Telesystems OJSC - ADR ..............          7,463   $       571,740
   Mosenergo TGK-3 OAO* .......................        263,200            48,429
   NovaTek OAO ................................         40,322           342,737
   NovaTek OAO - GDR ..........................          2,400           208,560
   Novolipetsk Steel - GDR ....................          2,800           159,600
   Novorossiysk Commercial Sea Port - 144A
      GDR@ ....................................         10,877           162,829
   OAO Gazprom - ADR ..........................         59,350         3,442,300
   OAO Rosneft Oil Company - GDR* .............        163,498         1,896,577
   Open Investments - Class S* ................            266           100,814
   Pharmstandard - GDR* .......................         31,707           873,528
   PIK Group GDR Reg S* .......................         10,184           274,968
   Polymetal - GDR* ...........................         64,087           511,414
   Polyus Gold Co. - ADR ......................         13,432           375,642
   RAO Unified Energy System, GDR* ............          4,700           472,350
   RBC Information Systems* ...................          5,150            46,350
   Rostelecom .................................          1,000            72,530
   Rostelecom - Class S .......................         10,000           123,000
   Sberbank ...................................         91,150           178,654
   Sberbank - Class S .........................        705,643         2,229,832
   Sberbank - GDR .............................          2,299           838,946
   Severstal - BRD ............................          4,300           113,090
   Severstal RegS GDR .........................          2,200            56,980
   Severstal-Avto .............................          1,400            87,850
   Sistema JSFC - GDR .........................          3,500           105,210
   Sitronics GDR Reg S* .......................         12,500            77,500
   Surgutneftegaz - ADR .......................         37,500           412,125
   Tatneft - GDR ..............................          1,200           180,900
   TGK-5* .....................................        697,216               523
   TMK OAO ....................................          1,300            51,194
   TMK OAO - 144A GDR@ ........................          1,916            65,910
   Uralkali - Class S .........................         17,174           249,023

                                                                      VALUE
                                                     SHARES          (NOTE 2)
                                                  ------------   ---------------
  RUSSIA -- (CONTINUED)
   Uralsvyazinform - Class S ..................        575,000   $        30,763
   Vimpel-Communications - ADR ................         45,003         1,335,689
   Vsmpo-Avisma Corp. .........................            200            36,000
   VTB Bank OJSC - GDR ........................         51,829           360,212
   Wimm-Bill-Dann Foods OJSC - ADR* ...........          4,849           510,212
   Wimm-Bill-Dann Foods OJSC - Class S* .......          1,358           100,492
                                                                 ---------------
  TOTAL RUSSIA ................................                       32,993,539
                                                                 ---------------
  SAUDI ARABIA -- 0.2%
   The Saudi Arabia Investment Fund, Ltd. .....         21,764         1,674,522
                                                                 ---------------
  TOTAL SAUDI ARABIA ..........................                        1,674,522
                                                                 ---------------
  SINGAPORE -- 0.7%
   Allgreen Properties, Ltd. ..................         68,000            49,480
   Ascendas Real Estate Investment Trust ......         27,000            43,857
   CapitaLand, Ltd. ...........................        113,000           473,411
   Chartered Semiconductor Manufacturing,
      Ltd. - ADR* .............................          5,208            29,581
   Cosco Corp. Singapore, Ltd. ................         35,000            82,320
   Datacraft Asia, Ltd. .......................        129,000           131,580
   DBS Group Holdings, Ltd. ...................         55,000           762,412
   Fraser & Neave, Ltd. .......................         42,000           139,840
   Genting International PLC* .................         11,670             4,975
   Golden Agri-Resources, Ltd. ................      1,161,000           767,998
   Jardine Cycle & Carriage, Ltd. .............        110,916         1,385,890
   Keppel Corp., Ltd. .........................         61,000           499,460
   Keppel Land, Ltd. ..........................         26,000            94,785
   Neptune Orient Lines, Ltd. .................        157,000           372,724
   Oversea-Chinese Banking Corp., Ltd. ........         22,000           132,108
   People's Food Holdings, Ltd. ...............         29,000            21,954

    The accompanying notes are an integral part of the financial statements.

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---------------------------------------
MULTI-MANAGER INTERNATIONAL FUND
--------------------------------
  INVESTMENTS / JUNE 30, 2008 -- CONTINUED

--------------------------------------------------------------------------------

                                                                      VALUE
                                                     SHARES          (NOTE 2)
                                                  ------------   ---------------
  SINGAPORE -- (CONTINUED)
   SembCorp Industries, Ltd. ..................         13,000   $        39,749
   SembCorp Marine, Ltd. ......................         36,000           106,898
   Singapore Airlines, Ltd. ...................         30,000           324,134
   Singapore Exchange, Ltd. ...................         13,000            66,025
   Singapore Press Holdings, Ltd. .............         12,000            37,485
   Singapore Telecommunications, Ltd. .........        386,000         1,027,026
   Synear Food Holdings, Ltd. .................         59,000            18,647
   United Industrial Corp., Ltd. ..............         30,000            65,929
   United Overseas Bank, Ltd. .................          2,000            27,371
   United Overseas Land Group, Ltd. ...........         42,000           104,958
   Venture Corp., Ltd. ........................         12,000            86,524
   Wilmar International, Ltd. .................         47,000           174,797
                                                                 ---------------
  TOTAL SINGAPORE .............................                        7,071,918
                                                                 ---------------
  SOUTH AFRICA -- 1.6%
   ABSA Group, Ltd. ...........................          7,700            80,648
   Adcorp Holdings, Ltd. ......................         10,600            38,582
   Aeci, Ltd. .................................          3,000            24,521
   African Bank Investments, Ltd. .............         20,080            60,522
   African Rainbow Minerals, Ltd. .............          2,100            75,096
   Allied Electronics Corp., Ltd. .............          4,900            23,155
   Anglo Platinum, Ltd. .......................          2,300           383,921
   Anglogold Ashanti, Ltd. ....................          4,500           154,512
   ArcelorMittal South Africa, Ltd. ...........          5,700           162,337
   Aspen Pharmacare Holdings, Ltd.* ...........         18,400            74,728
   Astral Foods, Ltd. .........................          7,000            81,354
   Aveng, Ltd. ................................         30,316           224,563
   AVI, Ltd. ..................................         12,300            20,343
   Avusa, Ltd. (Johnnic Communications, Ltd.) .          2,400             3,675

                                                                      VALUE
                                                     SHARES          (NOTE 2)
                                                  ------------   ---------------
  SOUTH AFRICA -- (CONTINUED)
   Avuza, Ltd.* ...............................          2,400   $         6,651
   Barloworld, Ltd. ...........................         42,649           435,750
   Bidvest Group, Ltd. ........................         30,730           386,111
   DataTec, Ltd.* .............................         18,700            61,736
   Discovery Holdings, Ltd. ...................         20,499            56,811
   Eqstra Holdings, Ltd.* .....................          9,300            14,906
   Exxaro Resources, Ltd. .....................         24,677           455,248
   FirstRand, Ltd. ............................        118,100           200,604
   Foschini, Ltd. .............................         12,500            47,174
   Fountainhead Property Trust ................         72,700            42,339
   Freeworld Coatings, Ltd. ...................         11,300            10,607
   Gold Fields, Ltd. ..........................         35,175           446,988
   Grindrod, Ltd. .............................         12,600            42,241
   Group Five, Ltd. ...........................          4,500            25,805
   Growthpoint Properties, Ltd. ...............         43,600            61,808
   Harmony Gold Mining Co., Ltd.* .............         10,300           124,968
   Illovo Sugar, Ltd. .........................         10,300            35,188
   Impala Platinum Holdings, Ltd. .............         41,285         1,629,255
   Imperial Holdings, Ltd.* ...................          9,300            62,653
   Investec, Ltd. .............................          7,000            42,197
   JD Group, Ltd. .............................          3,300            11,063
   JSE, Ltd. ..................................         12,400            86,309
   Kumba Iron Ore, Ltd. .......................         13,960           561,609
   Lewis Group, Ltd. ..........................          3,900            16,437
   Liberty Group, Ltd.* .......................          2,800            22,207
   Massmart Holdings, Ltd. ....................         10,400            81,951
   Medi-Clinic Corp, Ltd. .....................         17,600            41,584
   Merafe Resources, Ltd.* ....................        445,816           241,982
   Metorex, Ltd.* .............................          9,900            29,207
   Metropolitan Holdings, Ltd. ................         32,400            45,228
   Mondi, Ltd. ................................          6,100            37,254
   Mr. Price Group, Ltd. ......................         18,900            36,207
   MTN Group, Ltd. ............................        148,508         2,361,334
   Murray & Roberts Holdings, Ltd. ............         68,074           756,291
   Mvelaphanda Group, Ltd. ....................         66,500            50,958
   Nampak, Ltd. ...............................         11,100            18,784

    The accompanying notes are an integral part of the financial statements.

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---------------------------------------
MULTI-MANAGER INTERNATIONAL FUND
--------------------------------
  INVESTMENTS / JUNE 30, 2008 -- CONTINUED

--------------------------------------------------------------------------------

                                                                      VALUE
                                                     SHARES          (NOTE 2)
                                                  ------------   ---------------
  SOUTH AFRICA -- (CONTINUED)
   Naspers, Ltd. ..............................         21,083   $       460,433
   Nedbank Group, Ltd. ........................         10,700           125,653
   Network Healthcare Holdings, Ltd.* .........         75,400            70,778
   New Clicks Holdings, Ltd. ..................         26,600            42,057
   Northam Platinum, Ltd. .....................          8,000            69,068
   Pick'n Pay Holdings, Ltd. ..................         60,800            91,239
   Pick'n Pay Stores, Ltd. ....................         17,900            61,724
   Pretoria Portland Cement Co., Ltd. .........         20,771            76,107
   Raubex Group, Ltd. .........................         10,200            44,291
   Remgro, Ltd. ...............................         13,500           323,966
   Reunert, Ltd. ..............................         13,300            83,231
   RMB Holdings, Ltd. .........................         28,300            75,900
   SA Corporate Real Estate Fund ..............         99,600            31,419
   Sanlam, Ltd. ...............................        278,668           590,790
   Sappi, Ltd. ................................         12,500           151,580
   Sasol, Ltd. ................................         49,326         2,904,123
   Shoprite Holdings, Ltd. ....................         87,767           442,646
   Standard Bank Group, Ltd. ..................         36,323           353,952
   Steinhoff International Holdings, Ltd. .....         77,000           156,557
   Sun International, Ltd. ....................          4,500            50,575
   Telkom SA, Ltd. ............................         15,100           272,880
   The Spar Group, Ltd. .......................         11,500            72,701
   Tiger Brands, Ltd. .........................          6,200           111,648
   Tongaat Hulett, Ltd. .......................          4,600            48,761
   Truworths International, Ltd. ..............         26,600            77,966
   Wilson Bayly Holmes- Ovcon, Ltd. ...........          5,700            80,441
   Woolworths Holdings, Ltd. ..................         57,700            75,165
                                                                 ---------------
  TOTAL SOUTH AFRICA ..........................                       16,941,053
                                                                 ---------------
  SOUTH KOREA -- 2.5%
   Amorepacific Corp. .........................             70            43,363
   Cheil Industries, Inc. .....................            890            41,265
   CJ CheilJedang Corp.* ......................            180            47,063
   CJ Corp.* ..................................            630            37,340
   Daegu Bank .................................         34,510           458,572
   Daelim Industrial Co. ......................            300            30,687
   Daewoo Engineering & Construction Co.,
      Ltd. ....................................          4,364            65,916

                                                                      VALUE
                                                     SHARES          (NOTE 2)
                                                  ------------   ---------------
  SOUTH KOREA -- (CONTINUED)
   Daewoo Securities Co., Ltd. ................          1,700   $        30,634
   Daewoo Shipbuilding & Marine Engineering
      Co., Ltd. ...............................          2,770           108,306
   DC Chemical Co., Ltd. ......................            270            91,114
   Dongkuk Steel Mill Co., Ltd. ...............         12,281           529,490
   Doosan Corp.* ..............................            310            51,862
   Doosan Heavy Industries and Construction
      Co., Ltd. ...............................            910            86,124
   Doosan Infracore Co., Ltd. .................          2,200            63,725
   GS Engineering & Construction Corp. ........          5,325           582,871
   GS Holdings Corp. ..........................         13,814           528,235
   Hana Financial Group, Inc. .................          4,270           164,301
   Hanjin Heavy Industries & Construction Co.,
      Ltd. ....................................            500            21,509
   Hanjin Shipping Co., Ltd. ..................          3,770           146,324
   Hankook Tire Co., Ltd. .....................          2,320            32,270
   Hanwha Corp. ...............................          1,980            70,035
   Hite Brewery Co., Ltd. .....................            380            42,684
   Honam Petrochemical Corp. ..................            750            53,487
   Hynix Semiconductor, Inc.* .................          5,190           124,038
   Hyosung Corp. ..............................            860            61,167
   Hyundai Department Store Co., Ltd. .........            430            34,818
   Hyundai Development Co. ....................          1,840            93,227
   Hyundai Engineering & Construction Co.,
      Ltd. ....................................          1,210            80,393
   Hyundai Heavy Industries ...................            760           235,400
   Hyundai Merchant Marine Co., Ltd. ..........          2,820           105,812
   Hyundai Mipo Dockyard Co., Ltd. ............            150            29,396
   Hyundai Mobis ..............................         12,115           980,967
   Hyundai Motor Co. Ltd. - 2nd PFD ...........          1,490            40,738

    The accompanying notes are an integral part of the financial statements.

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---------------------------------------
MULTI-MANAGER INTERNATIONAL FUND
--------------------------------
  INVESTMENTS / JUNE 30, 2008 -- CONTINUED

--------------------------------------------------------------------------------

                                                                      VALUE
                                                     SHARES          (NOTE 2)
                                                  ------------   ---------------
  SOUTH KOREA -- (CONTINUED)
   Hyundai Motor Co., Ltd. ....................          3,520   $       238,918
   Hyundai Securities Co. .....................          4,630            55,991
   Hyundai Steel Co. ..........................          1,550           116,763
   Industrial Bank of Korea ...................          5,180            78,984
   Kangwon Land, Inc. .........................          2,120            46,411
   KCC Corp. ..................................            120            49,959
   Kia Motors Corp.* ..........................          3,820            40,353
   Kookmin Bank ...............................         14,469           854,820
   Korea Electric Power Corp. .................         10,350           304,252
   Korea Exchange Bank ........................         53,550           734,614
   Korea Express Co., Ltd.* ...................            470            45,830
   Korea Gas Corp. ............................          1,060            77,216
   Korea Investment Holdings Co., Ltd. ........            750            30,006
   Korea Line Corp. ...........................            330            55,523
   Korea Zinc Co., Ltd. .......................            500            68,352
   Korean Air Lines Co., Ltd. .................          2,260           106,297
   KT Corp. ...................................          7,900           337,962
   KT Freetel Co., Ltd.* ......................          4,910           131,662
   KT&G Corp. .................................          3,050           262,416
   LG Chem, Ltd. ..............................          1,400           133,837
   LG Corp. ...................................          1,560           101,261
   LG Dacom Corp. .............................          1,800            28,651
   LG Electronics, Inc. .......................         15,796         1,789,423
   LG Household & Health Care, Ltd. ...........            300            58,793
   LG Philips LCD Co., Ltd. ...................         12,463           467,042
   LG Telecom, Ltd. ...........................          5,600            42,453
   Lotte Confectionery Co., Ltd. ..............            607           736,373
   Lotte Shopping Co., Ltd. ...................            190            56,580
   LS Cable, Ltd. .............................            650            56,919
   Macquarie Korea Infrastructure Fund ........         20,660           128,378
   MegaStudy Co., Ltd. ........................            150            47,493
   Mirae Asset Securities Co., Ltd. ...........            370            36,255
   NHN Corp.* .................................          3,762           656,340
   POSCo. .....................................          1,860           967,296
   POSCO - ADR ................................         12,326         1,599,668
   Pusan Bank .................................          2,640            35,333

                                                                      VALUE
                                                     SHARES          (NOTE 2)
                                                  ------------   ---------------
  SOUTH KOREA -- (CONTINUED)
   S-Oil Corp. ................................            740   $        47,539
   Samsung Card Co. ...........................          1,000            44,166
   Samsung Corp. ..............................          2,190           118,497
   Samsung Electro-Mechanics Co., Ltd. ........          1,070            39,688
   Samsung Electronics Co., Ltd. ..............          7,275         4,346,709
   Samsung Engineering Co., Ltd. ..............            370            27,696
   Samsung Fire & Marine Insurance Co., Ltd. ..            780           162,927
   Samsung Heavy Industries Co., Ltd. .........          3,280           116,958
   Samsung SDI Co., Ltd.* .....................          3,811           304,574
   Samsung Securities Co., Ltd. ...............          1,390            86,771
   Samsung Techwin Co., Ltd. ..................            650            28,801
   Shinhan Financial Group Co., Ltd. ..........         22,790         1,030,512
   Shinsegae Co., Ltd. ........................            320           172,229
   SK Energy Co., Ltd. ........................          2,050           228,311
   SK Holdings Co., Ltd. ......................            820           101,123
   SK Telecom Co., Ltd. .......................          3,970           722,991
   SK Telecom Co., Ltd. - ADR .................         35,292           733,015
   STX Pan Ocean Co., Ltd. ....................         30,000            60,196
   STX Shipbuilding Co., Ltd. .................          1,560            45,113
   Sung Kwang Bend Co., Ltd. ..................         12,638           357,617
   Tong Yang Securities, Inc. .................         38,023           428,920
   Woongjin Coway Co., Ltd. ...................          1,510            44,316
   Woori Finance Holdings Co., Ltd. ...........         36,180           575,878
   Woori Investment & Securities Co., Ltd. ....          1,600            29,062
   Youngone Corp. .............................         43,330           304,455
   Yuhan Corp. ................................            250            52,340
                                                                 ---------------
  TOTAL SOUTH KOREA ...........................                       25,901,961
                                                                 ---------------
  SPAIN -- 2.5%
   Acciona SA .................................          1,460           346,760

    The accompanying notes are an integral part of the financial statements.

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---------------------------------------
MULTI-MANAGER INTERNATIONAL FUND
--------------------------------
  INVESTMENTS / JUNE 30, 2008 -- CONTINUED

--------------------------------------------------------------------------------

                                                                      VALUE
                                                     SHARES          (NOTE 2)
                                                  ------------   ---------------
  SPAIN -- (CONTINUED)
   Acerinox SA ................................         69,335   $     1,597,083
   Banco Bilbao Vizcaya Argentaria SA .........         14,544           278,680
   Banco de Sabadell SA .......................         47,100           398,222
   Banco Espanol de Credito SA ................          5,187            77,339
   Banco Pastor SA ............................          7,300           103,442
   Banco Popular Espanol SA ...................          5,108            70,692
   Banco Santander Central Hispano SA .........         73,163         1,344,290
   Banco Santander Central Hispano SA - ADR ...        268,300         4,880,377
   Cementos Portland Valderrivas SA ...........            587            44,547
   Corporacion Mapfre SA ......................         54,456           260,645
   Gamesa Corp Tecnologica SA .................         10,060           494,494
   Grupo Ferrovial SA .........................          4,945           306,133
   Iberdrola Renovables SA* ...................         23,629           183,038
   Iberdrola SA ...............................         25,642           343,567
   Iberia Lineas Aereas de Espana SA ..........         58,357           139,658
   Industria de Diseno Textil SA ..............          1,226            56,480
   Repsol YPF SA ..............................        104,231         4,107,601
   Repsol YPF SA - ADR ........................         62,095         2,438,471
   Telefonica SA ..............................        211,754         5,627,747
   Union Fenosa SA ............................         48,168         2,807,538
                                                                 ---------------
  TOTAL SPAIN .................................                       25,906,804
                                                                 ---------------
  SWEDEN -- 1.3%
   Alfa Laval AB ..............................         26,500           412,519
   Bankas Snoras AB* ..........................         18,700            26,092
   Boliden AB .................................        209,000         1,703,941
   Electrolux AB - Series B ...................         51,200           654,617
   Getinge AB - Class B .......................          6,064           148,518
   Hennes & Mauritz AB - Class B ..............          4,323           234,366
   Holmen AB ..................................          2,300            67,597
   JM AB ......................................          4,696            61,015
   Millicom International Cellular SA .........         10,675         1,113,152
   Modern Times - Class B .....................          1,549            91,179

                                                                      VALUE
                                                     SHARES          (NOTE 2)
                                                  ------------   ---------------
  SWEDEN -- (CONTINUED)
   NCC AB - Class B ...........................          5,200   $        78,357
   Nordea AB ..................................        181,426         2,503,383
   Scania AB - Class B ........................        140,000         1,917,824
   Skandinaviska Enskilda Banken AB ...........         14,400           267,798
   SKF AB .....................................          7,600           119,254
   Svenska Cellulosa AB - Class B .............         21,700           307,171
   Svenska Handelsbanken AB - Class A .........         15,800           376,475
   Swedbank AB (ForeningsSparbanken AB) -
      Class A .................................         13,406           259,329
   Tele2 AB - Class B .........................         11,650           228,263
   Telefonaktiebolaget Ericsson LM - Class B ..         93,986           980,053
   TeliaSonera AB .............................        160,359         1,187,558
   Volvo AB - Class B .........................         19,100           234,689
                                                                 ---------------
  TOTAL SWEDEN ................................                       12,973,150
                                                                 ---------------
  SWITZERLAND -- 5.0%
   ABB, Ltd.* .................................        139,901         3,979,759
   Actelion, Ltd.* ............................         31,517         1,687,612
   Adecco SA ..................................         11,937           592,439
   Baloise Holding, Ltd. ......................          4,164           438,595
   BKW FMB Energie AG .........................          1,165           159,659
   Ciba Specialty Chemicals AG ................          5,100           147,376
   Compagnie Financiere Richemont AG ..........         35,274         1,964,750
   Credit Suisse Group - ADR ..................         27,574         1,249,378
   Flughafen Zuerich AG .......................            779           283,294
   Givaudan SA ................................            289           258,291
   Holcim, Ltd. - Class B .....................         26,590         2,153,906
   Logitech International SA* .................          7,523           202,518
   Lonza Group AG .............................          4,556           631,966
   Nestle SA ..................................        158,630         7,167,893
   Nobel Biocare Holding AG ...................          1,435            46,862
   Novartis AG ................................        111,644         6,147,496
   Roche Holding AG - Genusschein .............         21,272         3,831,480
   SGS Societe Generale de Surveillance Holding
      SA ......................................            139           198,931

    The accompanying notes are an integral part of the financial statements.

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---------------------------------------
MULTI-MANAGER INTERNATIONAL FUND
--------------------------------
  INVESTMENTS / JUNE 30, 2008 -- CONTINUED

--------------------------------------------------------------------------------

                                                                      VALUE
                                                     SHARES          (NOTE 2)
                                                  ------------   ---------------
  SWITZERLAND -- (CONTINUED)
   Sonova Holdings AG (Phonak Holding AG) .....          1,304   $       108,119
   Swatch Group AG ............................          2,012           502,729
   Swiss Life Holding* ........................          1,667           445,491
   Swiss Reinsurance ..........................         15,981         1,064,566
   Syngenta AG ................................         10,231         3,327,541
   Synthes, Inc. ..............................         21,034         2,899,111
   UBS AG* ....................................        109,371         2,295,447
   Zurich Financial Services AG ...............         41,036        10,504,541
                                                                 ---------------
  TOTAL SWITZERLAND ...........................                       52,289,750
                                                                 ---------------
  TAIWAN -- 2.3%
   Acer, Inc. .................................        464,000           914,150
   Advanced Semiconductor Engineering, Inc. ...         63,136            56,786
   Altek Corp. ................................         41,000            50,114
   Asia Cement Corp. ..........................         75,000           112,427
   Asia Optical Co., Inc. .....................         11,000            20,983
   Asustek Computer, Inc. .....................        290,118           789,502
   AU Optronics Corp.-ADR .....................        217,500         3,445,200
   AU Optronics Corp. .........................        410,000           644,319
   Capital Securities Corp. ...................         72,000            46,019
   Catcher Technology Co., Ltd. ...............          7,800            22,228
   Cathay Financial Holding Co., Ltd. .........        117,000           254,406
   Cathay Financial Holding Co., Ltd.
      144A GDR@ ...............................          4,224            91,847
   Cathay Real Estate Development Co., Ltd. ...         84,000            46,908
   Chang Hwa Commercial Bank ..................         67,000            47,679
   Cheng Shin Rubber Industry Co., Ltd. .......        335,000           453,061
   Chi Mei Optoelectronics Corp.* .............        101,000           116,629
   China Airlines .............................        101,000            43,923
   China Development Financial Holding
      Corp. ...................................        184,370            74,409

                                                                      VALUE
                                                     SHARES          (NOTE 2)
                                                  ------------   ---------------
  TAIWAN -- (CONTINUED)
   China Life Insurance Co., Ltd.* ............        640,000   $       473,363
   China Motor Corp. ..........................         73,000            47,139
   China Petrochemical Development Corp.* .....        130,000            57,820
   China Steel Corp. ..........................        199,000           307,157
   Chinatrust Financial Holding Co., Ltd. .....        193,000           186,304
   Chong Hong Construction Co. ................         21,000            53,342
   Chroma Ate, Inc. ...........................        210,000           439,331
   Chunghwa Picture Tubes, Ltd.* ..............        166,000            43,478
   Chunghwa Telecom Co., Ltd. .................        718,363         1,857,856
   Chunghwa Telecom Co., Ltd. - ADR ...........         16,460           417,590
   Clal Industries & Investments ..............         10,562            48,117
   Clevo Co.* .................................         27,400            36,921
   CMC Magnetics Corp.* .......................        177,000            50,033
   Compal Electronics, Inc. ...................         58,000            62,676
   D-Link Corp. ...............................         31,000            41,874
   Delta Electronics, Inc. ....................         22,000            61,246
   E.Sun Financial Holding Co., Ltd.* .........         99,000            53,817
   Epistar Corp. ..............................         10,000            18,054
   Eva Airways Corp.* .........................        144,000            61,912
   Evergreen Marine Corp. Taiwan, Ltd. ........         94,000            74,635
   Everlight Electronics Co., Ltd. ............         18,000            46,493
   Far Eastern Department Stores Co., Ltd. ....         40,000            42,566
   Far Eastern Textile Co., Ltd. ..............         54,590            71,131
   Far Eastern Textile Co., Ltd. - GDR ........         10,410           135,642
   Far EasTone Telecommunications Co., Ltd. ...         93,722           148,983
   Feng Hsin Iron & Steel Co.* ................         33,000            85,672
   First Financial Holding Co., Ltd. ..........      1,310,000         1,437,189

    The accompanying notes are an integral part of the financial statements.

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---------------------------------------
MULTI-MANAGER INTERNATIONAL FUND
--------------------------------
  INVESTMENTS / JUNE 30, 2008 -- CONTINUED

--------------------------------------------------------------------------------

                                                                      VALUE
                                                     SHARES          (NOTE 2)
                                                  ------------   ---------------
  TAIWAN -- (CONTINUED)
   First Financial Holding Co., Ltd.
      RegS - GDR ..............................          1,814   $        39,802
   First Steamship Co., Ltd.* .................         20,700            34,303
   Formosa Chemicals & Fibre Corp. ............         72,000           141,851
   Formosa Petrochemical Corp. ................         33,000            87,194
   Formosa Plastics Corp. .....................        234,000           564,320
   Formosa Taffeta Co., Ltd. ..................         59,000            58,217
   Foxconn Technology Co., Ltd. ...............         15,000            69,433
   Fubon Financial Holding Co., Ltd. ..........         87,000            88,854
   Fubon Financial Holding Co., Ltd. - GDR ....          6,990            71,390
   Giant Manufacturing Co., Ltd. ..............         25,000            67,127
   Goldsun Development & Construction Co.,
      Ltd. ....................................         69,900            34,544
   Great Wall Enterprise Co. ..................         52,000            76,750
   HannStar Display Corp.* ....................        134,000            48,783
   High Tech Computer Corp. ...................          8,000           179,224
   HON HAI Precision Industry Co., Ltd. .......        139,000           684,628
   Hotai Motor Co., Ltd. ......................         20,000            59,632
   Hua Nan Financial Holdings Co., Ltd. .......         67,000            61,254
   Innolux Display Corp. ......................         33,000            59,253
   Inventec Appliances Corp. ..................         30,000            57,523
   Inventec Co., Ltd. .........................         96,000            56,614
   KGI Securities Co., Ltd. ...................        101,000            73,538
   Largan Precision Co., Ltd. .................          5,000            63,915
   Lien Hwa Industrial Corp. ..................         67,100            37,139
   Lite-On Technology Corp. ...................         33,225            33,441
   Macronix International .....................        127,000            55,649

                                                                      VALUE
                                                     SHARES          (NOTE 2)
                                                  ------------   ---------------
TAIWAN -- (CONTINUED)
   MediaTek, Inc. .............................         17,000   $       196,027
   Mega Financial Holding Co., Ltd. ...........        135,000           106,744
   Mitac International ........................         68,000            46,038
   Motech Industries, Inc. ....................          8,000            62,201
   Nan Kang Rubber Tire Co., Ltd. .............         46,800            42,632
   Nan Ya Plastics Corp. ......................        126,000           267,750
   Nan Ya Printed Circuit Board Corp. .........         10,000            50,077
   Nanya Technology Corp. .....................         93,000            41,823
   Novatek Microelectronics Corp., Ltd. .......         10,000            29,058
   Polaris Securities Co., Ltd.* ..............        105,000            62,959
   POU Chen Corp. .............................        101,000            88,179
   Powerchip Semiconductor Corp. ..............        107,000            30,458
   Powertech Technology, Inc. .................        133,000           466,659
   President Chain Store Corp. ................         28,000            93,170
   ProMos Technologies, Inc. ..................        114,000            22,084
   Qisda Corp.* ...............................         64,000            42,592
   Quanta Computer, Inc. ......................         39,000            60,389
   Realtek Semiconductor Corp. ................          8,400            17,213
   Richtek Technology Corp. ...................          7,000            54,426
   Ruentex Industries, Ltd. ...................         65,000            50,110
   Sanyang Industrial Co., Ltd. ...............         88,000            36,240
   Shih Wei Navigation Co., Ltd. ..............         25,600            47,568
   Shin Kong Financial Holding Co., Ltd. ......         67,339            44,925
   Siliconware Precision Industries Co. .......         71,000           104,677
   Sino-American Silicon Products, Inc. .......          9,000            41,215
   SinoPac Financial Holdings Co., Ltd. .......        121,000            52,422

    The accompanying notes are an integral part of the financial statements.

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---------------------------------------
MULTI-MANAGER INTERNATIONAL FUND
--------------------------------
  INVESTMENTS / JUNE 30, 2008 -- CONTINUED

--------------------------------------------------------------------------------

                                                                      VALUE
                                                     SHARES          (NOTE 2)
                                                  ------------   ---------------
  TAIWAN -- (CONTINUED)
   Synnex Technology International Corp. ......         18,000   $        37,064
   Tainan Spinning Co., Ltd. ..................        108,000            42,876
   Taishin Financial Holdings Co., Ltd.* ......         82,000            34,985
   Taiwan Business Bank* ......................        141,000            52,957
   Taiwan Cement Corp. ........................        122,000           164,794
   Taiwan Cooperative Bank ....................        603,000           560,228
   Taiwan Fertilizer Co., Ltd. ................         16,000            60,093
   Taiwan Glass Industrial Corp. ..............         51,000            54,271
   Taiwan Kolin Co., Ltd.* ....................        141,000            32,146
   Taiwan Mobile Co., Ltd. ....................        325,527           605,946
   Taiwan Semiconductor Manufacturing
      Co., Ltd.* ..............................      1,271,000         2,721,807
   Taiwan Tea Corp.* ..........................        103,000            52,258
   Tatung Co., Ltd.* ..........................        102,000            41,166
   Teco Electric & Machinery Co., Ltd. ........        111,000            62,168
   The Ambassador Hotel .......................         41,000            59,637
   Tripod Technology Corp. ....................         18,000            45,010
   TSRC Corp. .................................         44,000            68,494
   Tung Ho Steel Enterprise Corp. .............         35,000            62,844
   U-Ming Marine Transport Corp. ..............         27,000            71,163
   Uni-President China Holdings, Ltd.* ........         95,000            43,983
   Uni-President Enterprises Corp. ............        139,000           167,150
   Unimicron Technology Corp. .................         37,000            42,055
   United Microelectronics Corp.* .............        262,777           139,384
   Walsin Lihwa Corp.* ........................        120,000            43,291
   Wan Hai Lines, Ltd. ........................         78,000            60,132
   Winbond Electronics Corp. ..................        184,000            38,797
   Wintek Corp.* ..............................         58,000            35,446
   Wistron Corp. ..............................         24,000            34,316

                                                                      VALUE
                                                     SHARES          (NOTE 2)
                                                  ------------   ---------------
  TAIWAN -- (CONTINUED)
   Yageo Corp. ................................        136,000   $        42,073
   Yang Ming Marine Transport Corp. ...........         76,000            50,077
   Yuanta Financial Holding Co., Ltd. .........        190,000           133,018
   Yulon Motor Co., Ltd. ......................         43,000            43,633
   Zinwell Corp. ..............................         19,000            48,200
                                                                 ---------------
  TOTAL TAIWAN ................................                       24,304,407
                                                                 ---------------
  THAILAND -- 0.7%
   Advanced Info Service PCL ..................        116,000           320,921
   Airports of Thailand PCL ...................         56,200            81,943
   Bangkok Bank PCL ...........................         96,300           342,746
   Bangkok Bank Public Co., Ltd. ..............        143,300           514,311
   Bangkok Dusit Medical Service PCL ..........        127,500           144,908
   Bangkok Expressway PCL .....................         50,500            24,619
   Bank of Ayudhya PCL* .......................        242,700           159,695
   Banpu PCL ..................................         13,800           217,927
   Banpu PCL - Foreign ........................         19,800           319,785
   BEC World PCL ..............................        127,800            93,647
   Bumrungrad Hospital PCL ....................         54,000            56,931
   Calcomp Electronics Thailand PCL ...........        211,500            31,629
   Central Pattana PCL ........................         44,600            31,214
   CH Karnchang PCL ...........................        137,900            22,684
   Charoen Pokphand Foods PCL .................        382,800            43,049
   CP ALL (Seven Eleven) PCL ..................        203,400            65,093
   Delta Electronics Thai PCL .................         52,900            32,435
   Electricity Generating PCL .................         34,500            87,192
   Glow Energy PCL ............................         53,700            47,380
   Hana Microelectronics PCL ..................        230,900           126,379
   IRPC PCL (Thai Petrochemical
      Industry PCL) ...........................        624,900            75,881
   Italian-Thai Development PCL ...............        771,300           138,412

    The accompanying notes are an integral part of the financial statements.

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---------------------------------------
MULTI-MANAGER INTERNATIONAL FUND
--------------------------------
  INVESTMENTS / JUNE 30, 2008 -- CONTINUED

--------------------------------------------------------------------------------

                                                                      VALUE
                                                     SHARES          (NOTE 2)
                                                  ------------   ---------------
  THAILAND -- (CONTINUED)
   Kasikornbank PCL ...........................        114,500   $       243,143
   Khon Kaen Sugar Industry PCL ...............        127,100            49,418
   Krung Thai Bank PCL ........................        345,500            87,318
   Land & Houses PCL ..........................        775,200           159,978
   Major Cineplex Group PCL ...................         98,300            42,924
   Minor International PCL ....................        156,750            65,635
   Precious Shipping PCL ......................         45,400            30,009
   PTT Aromatics & Refining PCL ...............         59,778            41,121
   PTT Chemical PCL ...........................         28,200            88,560
   PTT Chemical PCL - Foreign .................         72,300           248,677
   PTT PCL ....................................         64,500           372,319
   PTT Exploration & Production PCL ...........         49,500           447,106
   Quality House PCL ..........................      2,761,134           178,377
   Quality House PCL - Foreign ................        838,700            54,183
   Ratchaburi Electricity Generating
      Holding PCL .............................         46,000            57,784
   Regional Container Lines PCL ...............         71,800            38,225
   Samart Corp PCL ............................        226,300            50,086
   Siam Cement PCL ............................         45,700           263,798
   Siam City Bank PCL* ........................         63,100            28,686
   Siam City Cement PCL .......................          4,600            27,378
   Siam Commercial Bank PCL ...................         81,800           189,607
   Siam Commercial Bank PCL - Foreign .........        183,700           425,804
   Siam Makro PCL .............................         18,000            48,991
   Sino Thai Engineering & Construction PCL* ..        180,500            20,514
   Thai Airways International PCL .............         46,000            29,029
   Thai Beverage PCL ..........................        344,000            61,946
   Thai Oil PCL ...............................         53,300            82,895
   Thai Union Frozen Products PCL .............         48,300            24,125
   Thanachart Capital PCL .....................        120,600            48,334

                                                                      VALUE
                                                     SHARES          (NOTE 2)
                                                  ------------   ---------------
  THAILAND -- (CONTINUED)
   Thoresen Thai Agencies PCL .................         87,600   $       107,420
   TMB Bank PCL* ..............................        546,200            19,440
   Total Access Communication PCL .............         65,000           104,000
   True Corp. PCL* ............................        157,500            18,843
                                                                 ---------------
  TOTAL THAILAND ..............................                        6,734,454
                                                                 ---------------
  TURKEY -- 0.7%
   Adana Cimento - Class A ....................          4,600            15,036
   Akbank TAS .................................         64,800           224,526
   Akcansa Cimento AS .........................          4,900            15,296
   Akenerji Electrik Uretim AS* ...............          7,800            71,390
   Aksigorta AS ...............................         19,400            65,317
   Alarko Holding AS ..........................         12,489            27,965
   Anadolu Efes Biracilik ve Malt Sanayii AS ..         23,664           204,983
   Anadolu Efes Biracilik ve Malt Sanayii
      AS - ADR ................................              3                 5
   Arcelik AS .................................         18,800            65,755
   Aselsan Elektronik Sanayi Ticaret AS .......         10,800            44,128
   Aygaz AS* ..................................         11,368            26,570
   Bim Birlesik Magazalar AS ..................          5,850           223,492
   Cimsa Cimento Sanayi ve Tica ...............          4,400            15,965
   Dogan Sirketler Grubu Holding AS* ..........        357,057           434,759
   Dogan Yayin Holding* .......................         28,097            32,834
   Dogus Otomotiv Servis ve Ticaret AS ........          6,500            15,723
   Eczacibasi Ilac Sanayi .....................          6,500            20,397
   Enka Insaat ve Sanayi AS ...................         41,199           474,712
   Eregli Demir ve Celik Fabrikalari TAS ......         73,637           601,754
   Ford Otomotiv Sanayi AS ....................          9,100            65,069
   Haci Omer Sabinci Holding AS ...............         39,600           135,270
   Hurriyet Gazetecilik AS* ...................         10,809            12,720
   Ihlas Holding* .............................         53,700            24,136

    The accompanying notes are an integral part of the financial statements.

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---------------------------------------
MULTI-MANAGER INTERNATIONAL FUND
--------------------------------
  INVESTMENTS / JUNE 30, 2008 -- CONTINUED

--------------------------------------------------------------------------------

                                                                      VALUE
                                                     SHARES          (NOTE 2)
                                                  ------------   ---------------
  TURKEY -- (CONTINUED)
   Is Gayrimenkul Yatirim Ortakligi AS ........         18,400   $        13,082
   Kardemir Karabuk Demir Celik Sanayi
      ve Ticaret AS* ..........................         43,100            40,504
   KOC Holding AS* ............................         96,945           264,605
   Koza Davetiyeleri Imalat Ithalat ve
      Ihracat AS* .............................          7,000            25,970
   Migros Turk TAS ............................         11,045           182,323
   Petkim Petrokimya Holding AS* ..............         16,620            67,909
   Petrol Ofisi AS* ...........................         14,086            56,863
   Sekerbank TAS ..............................         19,100            37,148
   Tofas Turk Otomobil Fabrikasi AS ...........         28,300            82,331
   Trakya Cam Sanayi AS* ......................         63,126            68,094
   Tupras-Turkiye Petrol Rafinerileri AS ......         46,576         1,075,241
   Turcas Petrolculuk AS ......................          7,000            27,115
   Turk Hava Yollari Anonim Ortakligi* ........         51,137           208,944
   Turk Sise ve Cam Fabrikalari AS* ...........         57,090            60,649
   Turkcell Iletisim Hizmetleri AS ............        163,987           938,063
   Turkiye Garanti Bankasi AS* ................        304,293           701,239
   Turkiye Is Bankasi .........................         78,200           255,618
   Turkiye Sinai Kalkinma Bankasi AS* .........         24,125            17,546
   Ulker Biskuvi Sanayi AS ....................          8,022            17,175
   Yapi ve Kredi Bankasi AS* ..................         71,200           130,333
   Yazicilar Holding AS .......................         13,300            75,537
                                                                 ---------------
  TOTAL TURKEY ................................                        7,164,091
                                                                 ---------------
  UKRAINE -- 0.1%
   Ukrnafta Oil Co. - ADR* ....................            484           138,792
   UkrTelecom - GDR* ..........................         75,799           682,637
                                                                 ---------------
  TOTAL UKRAINE ...............................                          821,429
                                                                 ---------------

                                                                      VALUE
                                                     SHARES          (NOTE 2)
                                                  ------------   ---------------
  UNITED ARAB EMIRATES -- 0.1%
   Air Arabia* ................................        410,400   $       204,471
   Amlak Finance PJSC .........................         50,900            62,359
   DP World, Ltd. .............................        189,400           162,884
   Dubai Financial Market .....................         34,800            48,225
   Dubai Investments* .........................        123,856           127,125
   Dubai Islamic Bank PJSC ....................         59,455           129,818
   Emaar Properties PJSC ......................         99,400           293,622
   Emirates NBD PJSC ..........................         47,300           154,531
   Tabreed* ...................................        367,260           245,970
   Union Properties PJSC* .....................         59,400            83,447
                                                                 ---------------
  TOTAL UNITED ARAB EMIRATES ..................                        1,512,452
                                                                 ---------------
  UNITED KINGDOM -- 11.9%
   3I Group PLC ...............................        288,531         4,741,322
   Alliance & Leicester PLC ...................         10,000            58,759
   Amec PLC ...................................          9,148           162,170
   Amlin PLC ..................................         24,016           119,829
   Anglo American PLC .........................        102,839         7,222,594
   Antofagasta PLC ............................        579,773         7,598,658
   Associated British Foods PLC ...............         19,503           294,652
   AstraZeneca PLC ............................        145,840         6,222,274
   Aviva PLC ..................................        140,978         1,406,832
   BAE Systems PLC ............................        551,787         4,863,375
   Barclays PLC - ADR .........................         63,647         1,473,428
   Bellway PLC ................................          4,418            39,820
   BG Group PLC ...............................        171,369         4,461,294
   BHP Billiton PLC ...........................          9,653           369,162
   BP PLC .....................................        149,117         1,732,347
   BP PLC ADR .................................         36,445         2,535,479
   British Airways PLC ........................         17,100            73,315
   British American Tobacco PLC ...............         42,134         1,459,437
   British Energy Group PLC ...................        128,819         1,828,175
   BT Group PLC ...............................         21,260            84,650
   Burberry Group PLC .........................         14,432           130,220
   Cadbury PLC ................................         29,843           375,972
   Carnival PLC ...............................         11,668           373,013
   Catlin Group, Ltd. .........................         18,008           125,541
   Centrica PLC ...............................         59,685           368,833
   Compass Group PLC ..........................        264,117         1,996,463
   Cookson Group PLC ..........................          1,669            20,860
   Dangote Sugar Refinery PLC .................        211,920            59,952

    The accompanying notes are an integral part of the financial statements.

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---------------------------------------
MULTI-MANAGER INTERNATIONAL FUND
--------------------------------
  INVESTMENTS / JUNE 30, 2008 -- CONTINUED

--------------------------------------------------------------------------------

                                                                      VALUE
                                                     SHARES          (NOTE 2)
                                                  ------------   ---------------
  UNITED KINGDOM -- (CONTINUED)
   Diageo PLC .................................         48,436   $       891,442
   Drax Group PLC .............................         47,629           701,082
   Enterprise Inns PLC ........................         25,680           207,670
   GKN PLC ....................................         26,125           116,042
   GlaxoSmithKline PLC ........................        220,911         4,897,400
   GlaxoSmithKline PLC - ADR ..................         43,611         1,928,478
   HBOS PLC ...................................        188,346         1,035,425
   Home Finance Co.* ..........................        243,750           136,765
   HSBC Holdings PLC ..........................         10,943           169,087
   HSBC Holdings PLC - ADR ....................         75,983         5,827,896
   ICAP PLC ...................................         15,541           167,777
   Inchcape PLC ...............................         37,957           241,555
   International Power PLC ....................        163,078         1,403,241
   Intertek Group PLC .........................          3,226            63,485
   Investec PLC ...............................         12,752            78,232
   ITV PLC ....................................        212,910           189,564
   J Sainsbury PLC ............................         83,694           530,537
   Kazakhmys PLC ..............................        157,415         4,991,628
   Kingfisher PLC .............................        128,140           286,627
   Land Securities Group PLC ..................         12,147           298,080
   Legal & General Group PLC ..................        661,379         1,319,992
   Lloyds TSB Group PLC .......................        123,693           765,613
   Meggitt PLC ................................         25,088           106,189
   Millennium & Copthorne Hotels PLC ..........          7,888            51,063
   Mondi PLC ..................................        286,100         1,689,645
   Next PLC ...................................         79,377         1,532,835
   Old Mutual PLC .............................        357,987           661,711
   Pearson PLC ................................          1,288            15,765
   Pearson PLC - ADR ..........................         34,583           423,642
   Persimmon PLC ..............................         13,845            87,143
   Peter Hambro Mining PLC ....................          3,699            94,529
   Punch Taverns PLC ..........................         13,977            87,139
   QinetiQ PLC ................................         23,240            95,589
   Reckitt Benckiser Group PLC ................          9,746           494,046
   Rexam PLC ..................................        106,189           819,604
   Rio Tinto PLC ..............................         11,752         1,406,588
   Rolls-Royce Group PLC* .....................         38,946           264,915

                                                                      VALUE
                                                     SHARES          (NOTE 2)
                                                  ------------   ---------------
  UNITED KINGDOM -- (CONTINUED)
   Rolls-Royce Group PLC - B share ............      3,166,822   $         6,308
   Royal Bank of Scotland Group PLC ...........        473,701         2,028,597
   SABMiller PLC ..............................         10,590           242,997
   Schroders PLC (Non-Voting) .................          2,914            47,565
   Schroders PLC ..............................         38,011           692,004
   Segro PLC ..................................          4,165            32,645
   Sibir Energy PLC ...........................         34,703           562,658
   Smith & Nephew PLC .........................         46,726           515,610
   Tate & Lyle PLC ............................        198,398         1,570,824
   Tesco PLC ..................................        725,740         5,338,428
   Thomas Cook Group PLC ......................        690,448         3,218,102
   Tomkins PLC - ADR ..........................         11,196           135,472
   Unilever PLC ...............................        110,107         3,134,009
   Vedanta Resources PLC ......................         68,605         2,988,530
   Vodafone Group PLC .........................        951,000         2,825,249
   Vodafone Group PLC - ADR ...................        205,863         6,064,724
   Whitbread PLC ..............................          4,228           103,753
   WM Morrison Supermarkets PLC ...............        771,741         4,092,741
   WPP Group PLC ..............................         56,489           544,862
   Xstrata PLC ................................         61,543         4,932,756
                                                                 ---------------
  TOTAL UNITED KINGDOM ........................                      123,354,281
                                                                 ---------------
  UNITED STATES -- 0.0%
   Dr Pepper Snapple Group, Inc.* .............          1,966            41,247
   Thomson Reuters Corp. ......................          1,500            48,396
                                                                 ---------------
  TOTAL UNITED STATES .........................                           89,643
                                                                 ---------------
  VIETNAM -- 0.1%
   Dragon Capital - Vietnam Enterprise
      Investments, Ltd.* ......................        405,433           989,257
                                                                 ---------------
  TOTAL VIETNAM ...............................                          989,257
                                                                 ---------------
  TOTAL COMMON STOCK
   (COST $980,315,425) ........................                      943,587,475
                                                                 ---------------

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
---------------------------------------
MULTI-MANAGER INTERNATIONAL FUND
--------------------------------
  INVESTMENTS / JUNE 30, 2008 -- CONTINUED

--------------------------------------------------------------------------------

                                                                      VALUE
                                                     SHARES          (NOTE 2)
                                                  ------------   ---------------
  EXCHANGE-TRADED FUNDS -- 4.0%
   iShares DJ Euro STOXX 50 ...................        114,401   $     6,192,503
   iShares MSCI Australia Index Fund ..........         19,834           529,369
   iShares MSCI Taiwan Index Fund .............         64,823           915,949
   Nikkei 225 ETF .............................          4,460           577,110
   TOPIX ETF ..................................         98,200         1,245,707
   Vanguard Emerging Markets Fund .............        676,726        31,488,061
                                                                 ---------------
  TOTAL EXCHANGE-TRADED FUNDS
   (COST $42,442,942) .........................                       40,948,699
                                                                 ---------------
 PREFERRED STOCK -- 2.0%
  BRAZIL -- 1.7%
   AES Tiete SA, 10.01% .......................          3,080            31,893
   Aracruz Celulose SA B, 1.49% ...............          6,700            49,150
   Banco Bradesco SA, 0.04% ...................        100,050         2,035,825
   Banco Itau Holding Financeira SA, 0.32% ....         38,338           775,082
   Brasil Telecom Participacoes SA 4.33% ......          8,500           125,133
   Brasil Telecom SA, 3.93% ...................          4,100            43,683
   Braskem SA A, 4.61% ........................          3,300            26,308
   Centrais Eletricas Brasileiras SA B,
      1.60% ...................................          7,100           115,905
   Cia Brasileira de Distribuicao Grupo
      Pao de Acucar, 0.64% ....................          2,800            59,577
   Cia de Bebidas das Americas, 2.36% .........          6,000           379,028
   Cia Energetica de Minas Gerais, 2.58% ......          8,161           199,761
   Cia Energetica de Sao Paulo, 0.14% .........          4,100            82,353

                                                                      VALUE
                                                     SHARES          (NOTE 2)
                                                  ------------   ---------------
  BRAZIL -- (CONTINUED)
   Cia Paranaense de Energia B, 0.90% .........         42,400   $       856,146
   Cia Vale do Rio Doce A, 0.38% ..............        144,100         4,283,179
   Duratex SA, 1.27% ..........................          4,000            84,761
   Gerdau SA, 1.83% ...........................         39,400           941,805
   Gol Linhas Aereas Inteligentes SA, 2.99% ...          1,000            11,241
   Investimentos Itau SA, 0.12% ...............         41,800           265,438
   Klabin SA, 4.06% ...........................          8,500            31,866
   Lojas Americanas SA, 0.72% .................         17,100           112,002
   Marcopolo SA, 2.99% ........................          7,900            31,046
   Metalurgica Gerdau SA, 2.38% ...............          3,600           116,122
   NET Servicos de Comunicacao SA* ............          8,900           111,146
   Petroleo Brasileiro SA, 0.06% ..............        100,825         2,906,950
   Randon Participacoes SA, 0.62% .............          5,000            48,500
   Sadia SA, 0.31% ............................        142,200         1,006,781
   Suzano Papel e Celulose SA, 0.15% ..........         21,500           347,761
   Tam SA, 0.66% ..............................          1,300            24,750
   Tele Norte Leste Participacoes SA, 0.54% ...          6,900           171,736
   Telecomunicacoes de Sao Paulo SA, 3.24% ....            900            25,426
   Telemar Norte Leste SA A, 1.61% ............          1,100            59,971
   Tim Participacoes SA, 2.49% ................         10,000            28,258

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
---------------------------------------
MULTI-MANAGER INTERNATIONAL FUND
--------------------------------
  INVESTMENTS / JUNE 30, 2008 -- CONTINUED

--------------------------------------------------------------------------------

                                                                      VALUE
                                                     SHARES          (NOTE 2)
                                                  ------------   ---------------
  BRAZIL -- (CONTINUED)
   Ultrapar Participacoes SA, 3.08% ...........          2,400   $        91,398
   Usinas Siderurgicas de Minas Gerais
      SA A, 0.82% .............................         29,050         1,429,214
   Vivo Participacoes SA* .....................         17,600           111,983
   Votorantim Celulose e Papel SA, 1.63% ......          1,300            34,781
                                                                 ---------------
  TOTAL BRAZIL ................................                       17,055,959
                                                                 ---------------
  CHILE -- 0.0%
   Embotelladora Andina SA B, 2.51% ...........         12,700            32,674
                                                                 ---------------
  TOTAL CHILE .................................                           32,674
                                                                 ---------------
  CROATIA -- 0.0%
   Adris Grupa DD, 0.62% ......................          2,480           199,537
                                                                 ---------------
  TOTAL CROATIA ...............................                          199,537
                                                                 ---------------
  GERMANY -- 0.2%
   Fresenius SE AG, 1.21% .....................         24,802         2,142,655
                                                                 ---------------
  TOTAL GERMANY ...............................                        2,142,655
                                                                 ---------------
  RUSSIA -- 0.1%
   Silvinit, 2.39% ............................            379           441,535
   Surgutneftegaz - ADR, 2.19% ................         10,000            54,200
   Transneft, 0.77% ...........................             25            34,250
   Unified Energy System* .....................         56,000            52,331
   URSA Bank (Sibacadembank OJSC) - Class S,
      8.35% ...................................        149,055           202,715
                                                                 ---------------
  TOTAL RUSSIA ................................                          785,031
                                                                 ---------------
  SOUTH AFRICA -- 0.0%
   Allied Electronics Corp., Ltd., 4.52% ......         33,300           155,230
                                                                 ---------------
  TOTAL SOUTH AFRICA ..........................                          155,230
                                                                 ---------------

                                                                      VALUE
                                                     SHARES          (NOTE 2)
                                                  ------------   ---------------
  SOUTH KOREA -- 0.0%
   Samsung Electronics Co., Ltd., 1.55% .......            340   $       146,589
                                                                 ---------------
  TOTAL SOUTH KOREA ...........................                          146,589
                                                                 ---------------
  THAILAND -- 0.0%
   Siam Commercial Bank PCL, 2.42% ............         16,600            38,726
                                                                 ---------------
  TOTAL THAILAND ..............................                           38,726
                                                                 ---------------
  TOTAL PREFERRED STOCK
   (COST $17,940,877) .........................                       20,556,401
                                                                 ---------------
 RIGHTS -- 0.0%
  CHILE -- 0.0%
   Colbun SA ..................................         89,831             4,622
                                                                 ---------------
  TOTAL CHILE .................................                            4,622
                                                                 ---------------
  GREECE -- 0.0%
   Alapis Holding Industrial and Commercial
      SA of Pharmaceutical Chemical &
      Organic .................................         73,886           202,415
                                                                 ---------------
  TOTAL GREECE ................................                          202,415
                                                                 ---------------
  HONG KONG -- 0.0%
   Jordan Steel ...............................          3,359            28,477
                                                                 ---------------
  TOTAL HONGKONG ..............................                           28,477
                                                                 ---------------
  ISRAEL -- 0.0%
   Koor Industries, Ltd.* .....................             64             1,114
   Shanghai Industrial Holdings, Ltd. .........            140                --
                                                                 ---------------
  TOTAL ISRAEL ................................                            1,114
                                                                 ---------------
  KENYA -- 0.0%
   Commercial Bank, Ltd. ......................        443,000             4,330
                                                                 ---------------
  TOTAL KENYA .................................                            4,330
                                                                 ---------------
  MOROCCO -- 0.0%
   Douja Promotion Groupe Addoha SA* ..........            600           176,136
                                                                 ---------------
  TOTAL MOROCCO ...............................                          176,136
                                                                 ---------------

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
---------------------------------------
MULTI-MANAGER INTERNATIONAL FUND
--------------------------------
  INVESTMENTS / JUNE 30, 2008 -- CONTINUED

--------------------------------------------------------------------------------

                                                                      VALUE
                                                     SHARES          (NOTE 2)
                                                  ------------   ---------------
  SOUTH AFRICA -- 0.0%
   AngloGold Ashanti, Ltd.* ...................          1,109   $         9,460
                                                                 ---------------
  TOTAL SOUTH AFRICA ..........................                            9,460
                                                                 ---------------
  UNITED KINGDOM -- 0.0%
   HBOS PLC* ..................................         75,338            16,507
                                                                 ---------------
  TOTAL UNITED KINGDOM ........................                           16,507
                                                                 ---------------
  TOTAL RIGHTS
   (COST $329,591) ............................                          443,061
                                                                 ---------------
  CALL WARRANTS -- 0.6%
   Citigroup Global Markets Holdings
      Warrants - Bank Exchange Fund,
      Exp. 10/24/12 ...........................          6,357            74,415
   Citigroup Global Markets Holdings
      Warrants - Chinatrust Financial Holding
      Co., Ltd., Exp. 01/17/12 ................         76,602            73,928
   Citigroup Global Markets Holdings
      Warrants - ICICI Bank, Ltd.,
      Exp. 10/24/12 ...........................          4,145            60,902
   Citigroup Global Markets Holdings
      Warrants - Uni-President Enterprises
      Corp., Exp. 01/17/12 ....................         44,716            53,759
   CLSA Financial - CW10 ICICI Bank, Ltd.,
      Exp. 10/24/12 ...........................          8,237           120,566
   Deutsche Bank AG/London - Taiwan Fertilizer
      Co., Ltd., Exp. 01/19/17 ................         18,182            68,272
   Deutsche Bank AG/London - Tatung Co, Ltd.,
      Exp. 03/05/18 ...........................        103,090            41,596

                                                                      VALUE
                                                     SHARES          (NOTE 2)
                                                  ------------   ---------------
  CALL WARRANTS -- (CONTINUED)
   Merrill Lynch Int'l. & Co. - CW Gazit
      Globe, Ltd. .............................            300   $            --
   Merrill Lynch Int'l. & Co. - CW09 Amtek
      Auto, Ltd., Exp. 06/08/09 ...............          6,790            37,573
   Merrill Lynch Int'l. & Co. - CW09 Glenmark
      Pharmaceuticals, Ltd., Exp. 02/11/09 ....          3,800            56,195
   Merrill Lynch Int'l. & Co. - CW09
      Indiabulls Financial Services, Ltd.,
      Exp. 09/24/09 ...........................          4,800            28,624
   Merrill Lynch Int'l. & Co. - CW09
      Larsen & Toubro, Ltd., Exp. 06/23/09 ....          3,600           184,865
   Merrill Lynch Int'l. & Co. - CW09
      NTPC, Ltd., Exp. 10/19/09 ...............         38,000           134,066
   Merrill Lynch Int'l. & Co. - CW09
      Oil & Natural Gas Corp., Ltd.,
      Exp. 03/09/09 ...........................          6,100           115,476
   Merrill Lynch Int'l. & Co. - CW09 Ranbaxy
      Laboratories, Ltd., Exp. 01/28/09 .......          8,900           108,121
   Merrill Lynch Int'l. & Co. - CW09 Steel
      Authority of India, Ltd.,
      Exp. 04/21/09 ...........................          9,100            29,484
   Merrill Lynch Int'l. & Co. - CW09 Tata
      Consultancy Services, Ltd.,
      Exp. 08/24/09 ...........................          3,100            61,791

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
---------------------------------------
MULTI-MANAGER INTERNATIONAL FUND
--------------------------------
  INVESTMENTS / JUNE 30, 2008 -- CONTINUED

--------------------------------------------------------------------------------

                                                                      VALUE
                                                     SHARES          (NOTE 2)
                                                  ------------   ---------------
  CALL WARRANTS -- (CONTINUED)
   Merrill Lynch Int'l. & Co. - CW10 Aditya
      Birla Nuvo, Ltd., Exp. 06/28/10 .........          1,600   $        44,278
   Merrill Lynch Int'l. & Co. - CW10 Ambuja
      Cements, Ltd., Exp. 06/23/10 ............         26,400            46,570
   Merrill Lynch Int'l. & Co. - CW10 Apollo
      Hospitals Enterprise, Ltd.,
      Exp. 07/21/10 ...........................          3,810            44,661
   Merrill Lynch Int'l. & Co. - CW10
      Asian Paints, Ltd., Exp. 08/17/10 .......          1,300            34,700
   Merrill Lynch Int'l. & Co. - CW10
      Axis Bank, Ltd., Exp. 04/21/10 ..........          4,400            61,833
   Merrill Lynch Int'l. & Co. - CW10
      Bharat Heavy Electricals, Ltd.,
      Exp. 09/01/10 ...........................          5,400           173,012
   Merrill Lynch Int'l. & Co. - CW10
      Bharat Petroleum Corp., Ltd.,
      Exp. 09/02/10 ...........................          5,100            26,510
   Merrill Lynch Int'l. & Co. - CW10
      Biocon, Ltd., Exp. 05/31/10 .............          4,600            47,684
   Merrill Lynch Int'l. & Co. - CW10
      Centurion Bank of Punjab, Ltd.,
      Exp. 08/30/10 ...........................         74,000            71,155
   Merrill Lynch Int'l. & Co. - CW10
      Container Corp. of India,
      Exp. 02/16/10 ...........................          2,800            50,436
   Merrill Lynch Int'l. & Co. - CW10
      Crompton Greaves, Ltd., Exp. 07/27/10 ...          5,500            28,340
   Merrill Lynch Int'l. & Co. - CW10
      EIH, Ltd., Exp. 02/18/10 ................         15,600            42,284

                                                                      VALUE
                                                     SHARES          (NOTE 2)
                                                  ------------   ---------------
  CALL WARRANTS -- (CONTINUED)
   Merrill Lynch Int'l. & Co. - CW10 HCL
      Technologies, Ltd., Exp. 09/01/10 .......          8,500   $        49,859
   Merrill Lynch Int'l. & Co. - CW10
      HDFC Bank, Ltd. - ADR, Exp. 12/30/10 ....          5,000           116,990
   Merrill Lynch Int'l. & Co. - CW10
      Hindustan Unilever, Ltd.,
      Exp. 12/30/10 ...........................         38,000           182,829
   Merrill Lynch Int'l. & Co. - CW10
      Hindustan Zinc, Ltd., Exp. 03/10/10 .....          4,000            49,416
   Merrill Lynch Int'l. & Co. - CW10
      Indian Hotels Co., Ltd.,
      Exp. 04/22/10 ...........................         17,100            30,741
   Merrill Lynch Int'l. & Co. - CW10
      Infrastructure Development Finance Co.,
      Ltd., Exp. 08/12/10 .....................         25,900            62,291
   Merrill Lynch Int'l. & Co. - CW10
      Jaiprakash Associates, Ltd.,
      Exp. 07/01/10 ...........................         21,400            71,623
   Merrill Lynch Int'l. & Co. - CW10 Nestle
      India, Ltd., Exp. 09/30/10 ..............          1,500            56,791
   Merrill Lynch Int'l. & Co. - CW10
      Pantaloon Retail India, Ltd.,
      Exp. 03/22/10 ...........................          2,481            22,071
   Merrill Lynch Int'l. & Co. - CW10
      President Chain Store Corp.,
      Exp. 03/08/10 ...........................         11,056            36,927

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
---------------------------------------
MULTI-MANAGER INTERNATIONAL FUND
--------------------------------
  INVESTMENTS / JUNE 30, 2008 -- CONTINUED

--------------------------------------------------------------------------------

                                                                      VALUE
                                                     SHARES          (NOTE 2)
                                                  ------------   ---------------
  CALL WARRANTS -- (CONTINUED)
   Merrill Lynch Int'l. & Co. - CW10 Sesa GOA,
      Ltd., Exp. 01/21/10 .....................            700   $        55,039
   Merrill Lynch Int'l. & Co. - CW10 Sun
      Pharmaceutical Industries, Ltd.,
      Exp. 02/17/10 ...........................          2,400            78,093
   Merrill Lynch Int'l. & Co. - CW10 Suzlon
      Energy, Ltd., Exp. 09/16/10 .............         10,500            52,665
   Merrill Lynch Int'l. & Co. - CW10 Tata
      Power Co., Ltd., Exp. 09/30/10 ..........          6,600           162,030
   Merrill Lynch Int'l. & Co. - CW10 Tata Tea,
      Ltd., Exp. 10/13/10 .....................          1,900            32,941
   Merrill Lynch Int'l. & Co. - CW10 Unitech,
      Ltd., Exp. 07/12/10 .....................         10,200            40,606
   Merrill Lynch Int'l. & Co. - CW11 ACC, Ltd.,
      Exp. 07/12/11 ...........................          2,900            35,395
   Merrill Lynch Int'l. & Co. - CW11 Adani
      Enterprises, Ltd., Exp. 09/06/11 ........          2,200            31,353
   Merrill Lynch Int'l. & Co. - CW11 Bank of
      India, Exp. 05/02/11 ....................         10,000            50,424
   Merrill Lynch Int'l. & Co. - CW11 BF
      Utilities, Ltd., Exp. 06/01/11 ..........          1,316            37,645
   Merrill Lynch Int'l. & Co. - CW11 Bharat
      Forge, Ltd., Exp. 05/23/11 ..............          6,800            37,131
   Merrill Lynch Int'l. & Co. - CW11 Bharti
      Airtel, Ltd., Exp. 03/17/11 .............         35,013           586,532

                                                                      VALUE
                                                     SHARES          (NOTE 2)
                                                  ------------   ---------------
  CALL WARRANTS -- (CONTINUED)
   Merrill Lynch Int'l. & Co. - CW11 Cairn
      India, Ltd., Exp. 12/27/11 ..............          9,600   $        61,250
   Merrill Lynch Int'l. & Co. - CW11 Cipla,
      Ltd./India, Exp. 08/16/11 ...............         17,100            83,822
   Merrill Lynch Int'l. & Co. - CW11 Dabur
      India, Ltd., Exp. 06/15/11 ..............         18,300            33,599
   Merrill Lynch Int'l. & Co. - CW11 Dr.
      Reddy's Laboratories, Ltd., Exp.
      01/03/11 ................................          4,500            70,006
   Merrill Lynch Int'l. & Co. - CW11
      GlaxoSmithKline Pharmaceuticals, Ltd.,
      Exp. 01/31/11 ...........................          2,300            59,526
   Merrill Lynch Int'l. & Co. - CW11 GMR
      Infrastructure, Ltd., Exp. 08/10/11 .....         10,700            19,956
   Merrill Lynch Int'l. & Co. - CW11 Grasim
      Industries, Ltd., Exp. 05/02/11 .........          1,400            60,156
   Merrill Lynch Int'l. & Co. - CW11 Hero
      Honda Motors, Ltd., Exp. 05/02/11 .......          3,600            57,886
   Merrill Lynch Int'l. & Co. - CW11 Housing
      Development Finance Corp., Exp.
      01/18/11 ................................          6,100           278,378
   Merrill Lynch Int'l. & Co. - CW11 Indian
      Oil Corp., Ltd., Exp. 08/25/11 ..........          4,600            35,503

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
---------------------------------------
MULTI-MANAGER INTERNATIONAL FUND
--------------------------------
  INVESTMENTS / JUNE 30, 2008 -- CONTINUED

--------------------------------------------------------------------------------

                                                                      VALUE
                                                     SHARES          (NOTE 2)
                                                  ------------   ---------------
  CALL WARRANTS -- (CONTINUED)
   Merrill Lynch Int'l. & Co. - CW11 Mahindra &
     Mahindra, Ltd., Exp. 05/03/11 ............          5,900   $        66,948
   Merrill Lynch Int'l. & Co. - CW11 Maruti
      Suzuki India, Ltd., Exp. 06/13/11 .......          3,700            52,984
   Merrill Lynch Int'l. & Co. - CW11 Reliance
      Capital, Ltd., Exp. 09/20/11 ............          3,100            65,006
   Merrill Lynch Int'l. & Co. - CW11 Reliance
      Communications, Ltd., Exp. 01/25/11 .....         27,000           277,682
   Merrill Lynch Int'l. & Co. - CW11 Reliance
      Natural Resources, Ltd., Exp. 01/25/11 ..         42,400            63,667
   Merrill Lynch Int'l. & Co. - CW11 Reliance
      Petroleum, Ltd., Exp. 05/18/11 ..........         23,100            92,608
   Merrill Lynch Int'l. & Co. - CW11 Siemens
      India, Ltd., Exp. 12/13/11 ..............          3,800            34,081
   Merrill Lynch Int'l. & Co. - CW11 Sterlite
      Industries India, Ltd., Exp. 03/24/11 ...          6,300           104,022
   Merrill Lynch Int'l. & Co. - CW11 Tata
      Chemicals, Ltd., Exp. 06/27/11 ..........          7,250            48,311
   Merrill Lynch Int'l. & Co. - CW11 Tata
      Steel, Ltd., Exp. 10/18/11 ..............         10,950           187,590
   Merrill Lynch Int'l. & Co. - CW11 United
      Spirits, Ltd., Exp. 10/05/11 ............          2,200            63,652

                                                                      VALUE
                                                     SHARES          (NOTE 2)
                                                  ------------   ---------------
  CALL WARRANTS -- (CONTINUED)
   Merrill Lynch Int'l. & Co. - CW11 Voltas,
      Ltd., Exp. 09/15/11 .....................          9,300   $        26,730
   Merrill Lynch Int'l. & Co. - CW11 Zee
      Entertainment Enterprises, Ltd.,
      Exp. 05/09/11 ...........................          8,100            37,151
   Merrill Lynch Int'l. & Co. - CW12 Aban
      Offshore, Ltd., Exp. 04/25/12 ...........          1,000            66,909
   Merrill Lynch Int'l. & Co. - CW12 ABB, Ltd.,
      Exp. 06/27/12 ...........................          1,600            30,539
   Merrill Lynch Int'l. & Co. - CW12 Bosch,
      Ltd, Exp. 10/04/12 ......................            500            44,546
   Merrill Lynch Int'l. & Co. - CW12 Colgate
      Palmolive India, Ltd., Exp. 10/25/12 ....          5,200            42,887
   Merrill Lynch Int'l. & Co. - CW12 DLF, Ltd.,
      Exp. 06/21/12 ...........................          4,300            39,589
   Merrill Lynch Int'l. & Co. - CW12 Essar Oil,
      Ltd., Exp. 07/20/12 .....................         21,430            89,117
   Merrill Lynch Int'l. & Co. - CW12 Idea
      Cellular, Ltd., Exp. 03/05/12 ...........         57,200           124,085
   Merrill Lynch Int'l. & Co. - CW12 Inidabulls
      Real Estate, Ltd., Exp. 01/02/12 ........          4,400            28,068
   Merrill Lynch Int'l. & Co. - CW12 JSW Steel,
      Ltd., Exp. 06/21/12 .....................          2,000            42,390
   Merrill Lynch Int'l. & Co. - CW12 Kotak
      Mahindra Bank, Ltd., Exp. 04/20/12 ......          4,200            45,019

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
---------------------------------------
MULTI-MANAGER INTERNATIONAL FUND
--------------------------------
  INVESTMENTS / JUNE 30, 2008 -- CONTINUED

--------------------------------------------------------------------------------

                                                                      VALUE
                                                     SHARES          (NOTE 2)
                                                  ------------   ---------------
  CALL WARRANTS -- (CONTINUED)
   Merrill Lynch Int'l. & Co. - CW12 Lanco
      Infratech, Ltd., Exp. 10/03/12 ..........          3,700   $        24,342
   Merrill Lynch Int'l. & Co. - CW12 Mundra
      Port and Special Economic Zone, Ltd.,
      Exp. 11/23/12 ...........................          4,200            48,204
   Merrill Lynch Int'l. & Co. - CW12 Power
      Grid Corp of India, Ltd., Exp.
      09/27/12 ................................         24,600            44,852
   Merrill Lynch Int'l. & Co. - CW12 Punj
      Lloyd, Ltd., Exp. 06/25/12 ..............          4,400            22,064
   Merrill Lynch Int'l. & Co. - CW12 Titan
      Industries, Ltd., Exp. 02/02/12 .........          4,000            92,194
   Merrill Lynch Int'l. & Co. - CW12 Titan
      Industries, Ltd., Exp. 02/02/12 .........          1,950            44,944
   Merrill Lynch Int'l. & Co. - CW12 Videocon
      Industries, Ltd., Exp. 12/11/12 .........          6,240            37,892
   Merrill Lynch Int'l. & Co. - CW13 Central
      Reinsurance Co., Ltd., Exp. 01/17/13 ....              1           101,738
   Merrill Lynch Int'l. & Co. - CW13 CESC,
      Ltd., Exp. 01/22/13 .....................          4,960            45,320
   Merrill Lynch Int'l. & Co. - CW13 Jindal
      Steel & Power, Ltd., Exp. 01/30/13 ......          1,800            73,225
   Merrill Lynch Int'l. & Co. - CW13 Piramal
      Healthcare, Ltd., Exp. 02/05/13 .........          6,060            42,929
                                                                 ---------------
  TOTAL WARRANTS
   (COST $8,456,039) ..........................                        6,811,855
                                                                 ---------------

                                                                      VALUE
                                                     SHARES          (NOTE 2)
                                                  ------------   ---------------
  CERTIFICATES** -- 0.1%
   Deutsche Bank AG/London - Unified Energy
      Systems, Exp. 12/31/09 ..................              8   $            --
   Deutsche Bank AG/London - Unified Energy
      Systems - Far East Holding, Exp.
      12/31/09 ................................              8            22,400
   Deutsche Bank AG/London - Unified Energy
      Systems - FSK,  Exp. 12/31/09 ...........              6           119,448
   Deutsche Bank AG/London - Unified Energy
      Systems - InterRao Holdings, Exp.
      12/31/09 ................................              8            28,468
   Deutsche Bank AG/London - Unified Energy
      Systems - MRSK Holding, Exp. 12/31/09 ...              6           102,000
   Deutsche Bank AG/London - Unified Energy
      Systems - OGK2, Exp. 12/31/09 ...........              8            31,050
   Deutsche Bank AG/London - Unified Energy
      Systems - OGK3, Exp. 12/31/09 ...........              8            30,937
   Deutsche Bank AG/London - Unified Energy
      Systems - OGK4, Exp. 12/31/09 ...........              6            47,465
   Deutsche Bank AG/London - Unified Energy
      Systems - OGK6, Exp. 12/31/09 ...........              8            33,151
   Deutsche Bank AG/London - Unified Energy
      Systems - OGK7, Exp. 12/31/09 ...........              6           153,320

    The accompanying notes are an integral part of the financial statements.

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---------------------------------------
MULTI-MANAGER INTERNATIONAL FUND
--------------------------------
  INVESTMENTS / JUNE 30, 2008 -- CONTINUED

--------------------------------------------------------------------------------

                                                                      VALUE
                                                     SHARES          (NOTE 2)
                                                  ------------   ---------------
  CERTIFICATES** -- (CONTINUED)
   Deutsche Bank AG/London - Unified Energy
      Systems - TGK1, Exp. 12/31/09 ...........              8   $        38,845
   Deutsche Bank AG/London - Unified Energy
      Systems - TGK10, Exp. 12/31/09 ..........              8            29,911
   Deutsche Bank AG/London - Unified Energy
      Systems - TGK11, Exp. 12/31/09 ..........              8             4,603
   Deutsche Bank AG/London - Unified Energy
      Systems - TGK12, Exp. 12/31/09 ..........              8            10,401
   Deutsche Bank AG/London - Unified Energy
      Systems - TGK13, Exp. 12/31/09 ..........              8             9,306
   Deutsche Bank AG/London - Unified Energy
      Systems - TGK14, Exp. 12/31/09 ..........              8             2,176
   Deutsche Bank AG/London - Unified Energy
      Systems - TGK2, Exp. 12/31/09 ...........              8             9,555
   Deutsche Bank AG/London - Unified Energy
      Systems - TGK3, Exp. 12/31/09 ...........              8            46,768
   Deutsche Bank AG/London - Unified Energy
      Systems - TGK4, Exp. 12/31/09 ...........              8            12,565

                                                                      VALUE
                                                     SHARES          (NOTE 2)
                                                  ------------   ---------------
  CERTIFICATES** -- (CONTINUED)
   Deutsche Bank AG/London - Unified Energy
      Systems - TGK6, Exp. 12/31/09 ...........              8   $         8,337
   Deutsche Bank AG/London - Unified Energy
      Systems - TGK7, Exp. 12/31/09 ...........              8            18,994
   Deutsche Bank AG/London - Unified Energy
      Systems - TGK8, Exp. 12/31/09 ...........              8            20,715
   Deutsche Bank AG/London - Unified Energy
      Systems - TGK9, Exp. 12/31/09 ...........              8            16,160
   Deutsche Bank AG/London - Unified Energy
      Systems - OGK1, Exp. 12/31/09 ...........              6            50,217
                                                                 ---------------
  TOTAL CERTIFICATES
   (COST $830,182) ............................                          846,792
                                                                 ---------------
  SHORT-TERM INVESTMENTS -- 0.9%
   BlackRock Liquidity Funds TempCash
     Portfolio - Institutional Series .........      4,779,606         4,779,606
   BlackRock Liquidity Funds TempFund
      Portfolio - Institutional Series ........      4,779,603         4,779,603
                                                                 ---------------
  TOTAL SHORT-TERM INVESTMENTS
     (COST $9,559,209) ........................                        9,559,209
                                                                 ---------------
  TOTAL INVESTMENTS -- 98.7%
     (COST $1,059,874,265)+ ...................                    1,022,753,492
  OTHER ASSETS IN EXCESS OF LIABILITIES,
     NET -- 1.3% ..............................                       13,303,230
                                                                 ---------------
NET ASSETS -- 100.0% ..........................                  $ 1,036,056,722
                                                                 ===============

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
---------------------------------------
MULTI-MANAGER INTERNATIONAL FUND
--------------------------------
  INVESTMENTS / JUNE 30, 2008 -- CONTINUED

--------------------------------------------------------------------------------


----------

*    Non-income producing security.

**   Indicates a security that has been deemed illiquid.

@ Security sold within the terms of a private placement memorandum, restricted and/or exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in the program or other "accredited investors." Unless otherwise indicated security is considered liquid.

+ The cost for Federal income tax purposes is $1,069,557,697. At June 30, 2008, net unrealized depreciation was $46,804,205. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $84,388,741, and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $131,192,946.

ADR -- American Depository Receipt

GDR -- Global Depository Receipt

PLC -- Public Limited Company

At June 30, 2008, the Multi-Manager International Fund had entered into forward foreign currency exchange contracts, which contractually obligate the Fund to deliver or receive currencies at specified future dates. The open contracts were as follows:

                                                                           VALUE AT    NET UNREALIZED
                                                              CONTRACT     JUNE 30,     APPRECIATION
SETTLEMENT DATE                  CURRENCY BOUGHT               AMOUNT        2008      (DEPRECIATION)
----------------------   --------------------------------   -----------   ----------   --------------
September 2008 .......   882,920 Australian Dollar          $   827,278   $  838,088      $ 10,810
September 2008 .......   2,956,516 Euro                       4,626,031    4,639,504        13,473
August 2008 ..........   200,707,570 Hungarian Forint         1,295,805    1,331,333        35,528
August 2008 ..........   73,320,338 Hungarian Forint            470,394      486,348        15,954
August 2008 ..........   364,769,122 Japanese Yen             3,509,927    3,441,668       (68,259)
August 2008 ..........   258,309,808 Japanese Yen             2,422,209    2,390,899       (31,310)
                                                                                          --------
                                                                                          $(23,804)
                                                                                          ========

                                                                           VALUE AT
                                                             CONTRACT      JUNE 30,    NET UNREALIZED
SETTLEMENT DATE                  CURRENCY SOLD                AMOUNT         2008      (DEPRECIATION)
----------------------   --------------------------------   -----------   ----------   ---------------
September 2008 .......   12,083,716 Czechoslovakia Koruna    $  778,089   $  794,110     $ (16,021)
September 2008 .......   344,753 Canadian Dollar                337,695      337,732           (37)
September 2008 .......   3,594,322 Euro                       5,551,934    5,640,380       (88,446)
September 2008 .......   1,625,715 Euro                       2,505,648    2,551,147       (45,499)
September 2008 .......   1,632,172 Euro                       2,505,648    2,559,409       (53,761)
September 2008 .......   1,740,881 Euro                       2,682,350    2,729,021       (46,671)
August 2008 ..........   274,027,908 Hungarian Forint         1,678,815    1,817,681      (138,866)
August 2008 ..........   3,577,281 Polish Zloty               1,616,960    1,670,343       (53,383)
                                                                                         ---------
                                                                                         $(442,684)
                                                                                         =========

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
---------------------------------------
MULTI-MANAGER INTERNATIONAL FUND
--------------------------------
  INVESTMENTS / JUNE 30, 2008 -- CONTINUED

--------------------------------------------------------------------------------


At June 30, 2008, the Multi-Manager International Fund had open financial futures contracts as follows:

                                                          VALUE AT
                                               CONTRACT    JUNE 30,     UNREALIZED
CONTRACTS TO BUY            EXPIRATION DATE     AMOUNT      2008       DEPRECIATION
-------------------------   ---------------   ---------   ---------   --------------
4 TOPIX Index Futures ...   September 2008    $ 530,536   $ 496,680    $ (33,856)
16 EURO STOXX ...........   September 2008      896,771     854,466      (42,305)
1 SFE/SFE SPI ...........   September 2008      130,382     124,457       (5,925)
6 FTSE 100 IDX ..........   September 2008      695,129     672,722      (22,407)
                                                                       ---------
                                                                       $(104,493)
                                                                       =========

The use of futures contracts involves elements of market risk of risks in excess of the amount recognized in the financial statements. Upon entering into futures contract, a Fund is required to deposit with the broker an amount of cash or cash equivalents equal to a certain percentage of the contract amount. This is known as the "initial margin." Subsequent payments ("variation margin") are made or received by a Fund each day, depending on the daily fluctuation of the value of the contract. The notional amounts presented above represent the Fund's total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund's net assets.

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
---------------------------------------
MULTI-MANAGER REAL ASSET FUND
-----------------------------
  INVESTMENTS / JUNE 30, 2008

(Showing Percentage of Net Assets)
--------------------------------------------------------------------------------

                                                                      VALUE
                                                     SHARES          (NOTE 2)
                                                  ------------   ---------------
 COMMON STOCK -- 4.2%
  DEPARTMENT STORES -- 0.1%
   Lifestyle International Holdings Ltd. ......        500,000   $       702,812
                                                                 ---------------
  HOTELS, RESORTS & CRUISE LINES  -- 0.4%
   Shangri-La Asia Ltd. .......................        370,000           863,638
   Sol Melia, SA ..............................        120,000         1,296,092
   Starwood Hotels & Resorts Worldwide, Inc. ..         34,000         1,362,380
                                                                 ---------------
                                                                       3,522,110
                                                                 ---------------
  REAL ESTATE MANAGEMENT & DEVELOPMENT -- 3.7%
   Aeon Mall Co., Ltd. ........................         42,000         1,241,983
   BR Malls Participacoes SA* .................         28,300           268,330
   Brookfield Properties Corp. ................         67,100         1,193,709
   CA Immobilien Anlagen AG* ..................          8,181           171,441
   CapitaLand, Ltd. ...........................        375,000         1,571,056
   Castellum AB ...............................        102,000           973,856
   Central Pattana PCL ........................      1,000,000           699,865
   Cheung Kong, Ltd. ..........................        145,000         1,954,471
   China Overseas Land & Investment, Ltd. .....        625,000           987,528
   City Developments, Ltd. ....................        110,000           878,027
   Citycon Oyj ................................        287,510         1,453,077
   Daiwa House Industry Co., Ltd. .............         95,000           892,876
   Deutsche Euroshop AG .......................          5,076           194,284
   Hang Lung Group, Ltd. ......................        144,900           643,917
   Hang Lung Properties, Ltd. .................        489,900         1,570,746
   Hongkong Land Holdings Ltd. ................        278,300         1,179,992
   Hufvudstaden AB - Class A ..................         50,200           483,458
   Hysan Development Co. Ltd. .................        310,700           852,734
   Kerry Properties Ltd. ......................        289,700         1,521,461
   Meinl European Land, Ltd.* .................          9,618           108,273
   Mitsubishi Estate Co. Ltd. .................        157,300         3,599,746
   Mitsui Fudosan Co., Ltd. ...................        152,000         3,249,423

                                                                      VALUE
                                                     SHARES          (NOTE 2)
                                                  ------------   ---------------
  REAL ESTATE MANAGEMENT  & DEVELOPMENT --
   (CONTINUED)
   NTT Urban Development Corp. ................            129   $       168,866
   ProLogis European Properties ...............         12,019           171,635
   PSP Swiss Property AG* .....................          7,800           463,472
   Safestore Holdings PLC .....................        109,800           324,228
   Shui On Land, Ltd. .........................        207,000           172,295
   Sino Land Co. Ltd. .........................        228,100           453,436
   Sumitomo Realty & Development Co. Ltd. .....         25,000           496,775
   Sun Hung Kai Properties, Ltd. ..............        106,000         1,438,302
   Wharf Holdings, Ltd. .......................         86,700           363,045
   Wing Tai Holdings, Ltd. ....................        565,000           668,590
                                                                 ---------------
                                                                      30,410,897
                                                                 ---------------
  TOTAL COMMON STOCK
   (COST $41,211,849) .........................                       34,635,819
                                                                 ---------------
 REAL ESTATE INVESTMENT TRUSTS -- 13.0%
  DIVERSIFIED -- 1.4%
   British Land Co. PLC .......................        112,382         1,585,951
   Canadian Real Estate Investment Trust ......          3,600           103,336
   Dexus Property Group .......................        261,089           345,406
   Gecina SA ..................................            839           101,715
   General Property Trust .....................        144,391           307,294
   ICADE ......................................          7,000           817,001
   Kenedix Realty Investment Corp. ............             34           201,723
   Liberty Property Trust .....................         58,900         1,952,535
   Mirvac Group ...............................         77,174           218,990
   PS Business Parks, Inc. ....................          8,900           459,240
   Stockland Corp., Ltd. ......................        173,739           897,734
   Vornado Realty Trust .......................         47,500         4,180,000
                                                                 ---------------
                                                                      11,170,925
                                                                 ---------------
  INDUSTRIAL -- 1.1%
   AMB Property Corp. .........................         30,700         1,546,666
   Ascendas Real Estate Investment Trust ......        189,000           307,001
   Brixton PLC ................................         20,500            98,202

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
---------------------------------------
MULTI-MANAGER REAL ASSET FUND
-----------------------------
  INVESTMENTS / JUNE 30, 2008 -- CONTINUED

--------------------------------------------------------------------------------

                                                                      VALUE
                                                     SHARES          (NOTE 2)
                                                  ------------   ---------------
  INDUSTRIAL -- (CONTINUED)
   DCT Industrial Trust, Inc. .................        109,700   $       908,316
   DuPont Fabros Technology, Inc. .............         30,600           570,384
   First Potomac Realty Trust .................         26,600           405,384
   Goodman Group ..............................        148,125           438,782
   ING Industrial Fund ........................         77,908           117,258
   Japan Logistics Fund, Inc. .................             15            97,472
   ProLogis ...................................         63,800         3,467,530
   Segro PLC ..................................        162,820         1,276,161
                                                                 ---------------
                                                                       9,233,156
                                                                 ---------------
  MORTGAGE -- 0.0%
   iStar Financial, Inc. ......................         24,500           323,645
                                                                 ---------------
  OFFICE -- 1.9%
   Alexandria Real Estate Equities, Inc. ......          7,100           691,114
   BioMed Realty Trust, Inc. ..................         33,000           809,490
   Boston Properties, Inc. ....................         58,400         5,268,848
   Brandywine Realty Trust ....................         32,600           513,776
   Cofinimmo ..................................            840           152,754
   Commonwealth Property Office Fund ..........        143,546           169,949
   Corporate Office Properties Trust ..........         27,600           947,508
   Derwent London PLC .........................         58,418         1,172,898
   Digital Realty Trust, Inc. .................         12,300           503,193
   Douglas Emmett, Inc. .......................         13,100           287,807
   Eurocommercial Properties NV ...............          4,639           221,089
   Great Portland Estates PLC .................         23,300           156,981
   Highwoods Properties, Inc. .................          9,200           289,064
   HRPT Properties Trust ......................         60,200           407,554
   Japan Real Estate Investment Corp. .........             71           748,882
   Kilroy Realty Corp. ........................         24,100         1,133,423
   Nippon Building Fund, Inc. .................             70           824,033
   SL Green Realty Corp. ......................          8,500           703,120

                                                                      VALUE
                                                     SHARES          (NOTE 2)
                                                  ------------   ---------------
  OFFICE -- (CONTINUED)
   Societe Immobiliere de Location Pour
     l'Industrie et le Commerce ...............          1,233   $       154,916
                                                                 ---------------
                                                                      15,156,399
                                                                 ---------------
  RESIDENTIAL -- 1.6%
   Apartment Investment & Management Co. -
     Class A ..................................         26,800           912,808
   AvalonBay Communities, Inc. ................         38,200         3,405,912
   BRE Properties, Inc. - Class A .............         12,200           528,016
   Camden Property Trust ......................         27,500         1,217,150
   Equity Residential .........................         86,900         3,325,663
   Essex Property Trust, Inc. .................         13,100         1,395,150
   Home Properties, Inc. ......................          6,100           293,166
   Nippon Accommodations Fund, Inc. ...........             14            59,377
   Post Properties, Inc. ......................         33,100           984,725
   UDR, Inc. ..................................         39,900           892,962
                                                                 ---------------
                                                                      13,014,929
                                                                 ---------------
  RETAIL -- 5.0%
   Acadia Realty Trust ........................          4,700           108,805
   Calloway Real Estate Investment Trust ......          8,900           171,070
   CapitaMall Trust ...........................        264,800           581,935
   CFS Retail Property Trust ..................        249,985           443,351
   Corio NV ...................................         11,922           931,588
   Developers Diversified Realty Corp. ........         44,500         1,544,595
   Equity One, Inc. ...........................         21,300           437,715
   Federal Realty Investment Trust ............         52,100         3,594,900
   General Growth Properties, Inc. ............         72,000         2,522,160
   Hammerson PLC ..............................         40,450           719,084
   Immobiliare Grande Distribuzione ...........        335,000           991,592
   Japan Retail Fund Investment Corp. .........             31           178,669
   Kimco Realty Corp. .........................         40,100         1,384,252
   Kite Realty Group Trust ....................         33,300           416,250

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
---------------------------------------
MULTI-MANAGER REAL ASSET FUND
-----------------------------
  INVESTMENTS / JUNE 30, 2008 -- CONTINUED

--------------------------------------------------------------------------------

                                                                      VALUE
                                                     SHARES          (NOTE 2)
                                                  ------------   ---------------
  RETAIL -- (CONTINUED)
   Klepierre ..................................          4,401   $       221,734
   Land Securities Group PLC ..................         48,095         1,180,222
   Liberty International PLC ..................         19,960           342,705
   Macquarie Countrywide Trust ................        113,580            97,996
   Macquarie Prime Reit .......................        107,000            81,004
   Mercialys SA ...............................         14,380           632,581
   Realty Income Corp. ........................         14,100           320,916
   Regency Centers Corp. ......................         41,000         2,423,920
   RioCan Real Estate Investment Trust ........         28,900           562,866
   Simon Property Group, Inc. .................         85,000         7,640,650
   Tanger Factory Outlet Centers, Inc. ........         10,900           391,637
   Taubman Centers, Inc. ......................         27,500         1,337,875
   The Link Real Estate Investment Trust ......        274,700           625,691
   The Macerich Co. ...........................         42,100         2,615,673
   Union du Credit-Bail Immobilier ............         22,133         5,119,785
   Westfield Group ............................        189,205         2,952,899
                                                                 ---------------
                                                                      40,574,120
                                                                 ---------------
  SPECIALIZED -- 2.0%
   Ashford Hospitality Trust, Inc. ............         52,200           241,164
   Extra Space Storage, Inc. ..................         49,300           757,248
   FelCor Lodging Trust, Inc. .................          5,100            53,550
   Health Care Property Investors, Inc. .......         35,000         1,113,350
   Health Care REIT, Inc. .....................         25,400         1,130,300
   Healthcare Realty Trust, Inc. ..............         13,300           316,141
   Hospitality Properties Trust ...............          4,400           107,624
   Host Hotels & Resorts, Inc. ................        191,100         2,608,515
   LaSalle Hotel Properties ...................         18,000           452,340
   Nationwide Health Properties, Inc. .........         55,100         1,735,099
   Omega Healthcare Investors, Inc. ...........         58,700           977,355
   Plum Creek Timber Co., Inc. ................         19,000           811,490

                                                     SHARES/
                                                    PRINCIPAL         VALUE
                                                     AMOUNT          (NOTE 2)
                                                  ------------   ---------------
  SPECIALIZED -- (CONTINUED)
   Public Storage .............................         55,300   $     4,467,687
   Strategic Hotels & Resources, Inc. .........         16,700           156,479
   Ventas, Inc. ...............................         30,600         1,302,642
                                                                 ---------------
                                                                      16,230,984
                                                                 ---------------
  TOTAL REAL ESTATE INVESTMENT TRUSTS
   (COST $109,441,101) ........................                      105,704,158
                                                                 ---------------
  PREFERRED STOCK -- 0.0%
   Maguire Properties, Inc., 7.625%
      (Cost $53,180) ..........................          3,800            52,060
                                                                 ---------------
  STRUCTURED NOTE -- 10.4%
   Deutsche Bank AG, London Branch, Structured
      Note Linked to the DB Liquid Commodity
      Index, 2.61%, 05/07/09 ..................   $  9,000,000        14,506,200
   Deutsche Bank AG, London Branch, Structured
      Note Linked to the DB Liquid Commodity
      Index, 5.24%, 08/04/08 ..................     22,000,000        70,397,800
                                                                 ---------------
  TOTAL STRUCTURED NOTE
   (COST $31,000,000) .........................                       84,904,000
                                                                 ---------------
  EXCHANGE-TRADED FUNDS -- 10.7%
   iShares Cohen & Steers Realty Majors Index
      Fund ....................................         68,909         5,177,822
   iShares Lehman U.S. Treasury Inflation
      Protected Securities Index Fund .........        267,400        28,839,090
   PowerShares DB Commodity Index Tracking
      Fund* ...................................      1,197,880        53,688,982
                                                                 ---------------
  TOTAL EXCHANGE-TRADED FUNDS
   (COST $72,951,471) .........................                       87,705,894
                                                                 ---------------

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
---------------------------------------
MULTI-MANAGER REAL ASSET FUND
-----------------------------
  INVESTMENTS / JUNE 30, 2008 -- CONTINUED

--------------------------------------------------------------------------------

                                                     SHARES/
                                                    PRINCIPAL         VALUE
                                                     AMOUNT          (NOTE 2)
                                                  ------------   ---------------
  EXCHANGE-TRADED NOTES -- 10.2%
   iPATH Dow Jones-AIG Commodity Index
      Total Return Note* (Cost $67,551,989) ...   $  1,163,803   $    83,223,552
                                                                 ---------------
  INVESTMENT COMPANIES -- 5.1%
   PIMCO Commodity RealReturn Strategy Fund -
      Institutional Shares
      (Cost $28,621,866) ......................      2,002,903        41,359,950
                                                                 ---------------
  U.S. TREASURY OBLIGATIONS -- 36.2%
   U.S. Treasury Inflation Indexed Notes,
      0.88%, 04/15/10 .........................   $  5,145,000         5,933,754
   U.S. Treasury Inflation Indexed Notes,
      3.50%, 01/15/11 .........................     24,964,000        33,536,124
   U.S. Treasury Inflation Indexed Notes,
      3.00%, 07/15/12 .........................     24,604,000        32,276,964
   U.S. Treasury Inflation Indexed Notes,
      1.88%, 07/15/13 .........................     22,385,000        27,674,267
   U.S. Treasury Inflation Indexed Notes,
      2.00%, 07/15/14 .........................     26,803,000        32,432,480
   U.S. Treasury Inflation Indexed Notes,
      1.63%, 01/15/15 .........................     36,022,000        41,844,591
   U.S. Treasury Inflation Indexed Notes,
      1.88%, 07/15/15 .........................     14,801,000        17,113,334
   U.S. Treasury Inflation Indexed Notes,
      2.63%, 07/15/17 .........................     13,420,000        15,360,874
   U.S. Treasury Inflation Indexed Notes,
      2.38%, 01/15/25 .........................     13,401,000        16,014,030
   U.S. Treasury Inflation Indexed Notes,
       2.00%, 01/15/26 ........................     20,198,000        21,670,929
   U.S. Treasury Inflation Indexed Notes,
       3.63%, 04/15/28 ........................     15,885,000        26,323,223

                                                    PRINCIPAL         VALUE
                                                     AMOUNT          (NOTE 2)
                                                  ------------   ---------------
  U.S. TREASURY OBLIGATIONS -- (CONTINUED)
   U.S. Treasury Inflation Indexed Notes,
      3.88%, 04/15/29 .........................   $ 14,538,000   $    24,681,676
                                                                 ---------------
  TOTAL U.S. TREASURY OBLIGATIONS
   (COST $277,616,688) ........................                      294,862,246
                                                                 ---------------
 SHORT-TERM INVESTMENTS -- 9.9%
  CERTIFICATES OF DEPOSIT -- 1.5%
   Bank of America Corp.,
      2.70%, 09/10/08 .........................      2,650,000         2,649,197
   Bank of Scotland PLC, NY,
      2.82%, 11/14/08 .........................      1,000,000           999,609
   Rabobank Nederland, NY,
      2.74%, 07/21/08 .........................      3,000,000         3,000,310
   Royal Bank of Canada, NY,
      2.71%, 09/16/08 .........................      3,000,000         2,998,878
   The Bank of Nova Scotia,
      2.90%, 08/28/08 .........................      3,000,000         3,000,603
                                                                 ---------------
                                                                      12,648,597
                                                                 ---------------
  COMMERCIAL PAPER -- 4.0%
   AstraZeneca PLC,
      2.74%, 08/20/08 .........................      2,250,000         2,241,435
   Freddie Mac,
      2.39%, 09/12/08 .........................      5,000,000         4,976,275
   General Electric Capital Corp.,
      2.73%, 08/04/08 .........................      2,250,000         2,245,133
   International Lease Finance Corp.,
      2.68%, 07/21/08 .........................      3,000,000         2,995,533
   JPMorgan Chase & Co.,
      2.78%, 08/13/08 .........................      2,250,000         2,242,606
   Natexis Banque Populares,
      2.97%, 07/07/08 .........................      2,250,000         2,248,988
   Nationwide Life Insurance Co.,
      2.53%, 08/05/08 .........................      3,000,000         2,992,621

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
---------------------------------------
MULTI-MANAGER REAL ASSET FUND
-----------------------------
  INVESTMENTS / JUNE 30, 2008 -- CONTINUED

--------------------------------------------------------------------------------

                                                     SHARES/
                                                    PRINCIPAL         VALUE
                                                     AMOUNT          (NOTE 2)
                                                  ------------   ---------------
  COMMERCIAL PAPER -- (CONTINUED)
   Societe Generate North America, Inc.,
      2.86%, 09/18/08 .........................   $  3,100,000   $     3,080,966
   Syngenta Corp.,
      2.65%, 07/08/08 .........................      3,000,000         2,998,454
   Toyota Motor Credit Corp.,
      2.48%, 08/08/08 .........................      2,250,000         2,244,498
   UBS Finance Services, Inc.,
      2.67%, 07/14/08 .........................      2,250,000         2,247,850
   Unicredito Italiano,
      2.85%, 08/21/08 .........................      2,150,000         2,141,319
                                                                 ---------------
                                                                      32,655,678
                                                                 ---------------
  MONEY MARKET FUNDS -- 2.3%
   BlackRock Liquidity Funds TempCash Portfolio
      - Institutional Series ..................      9,186,317         9,186,317
   BlackRock Liquidity Funds TempFund
      Portfolio - Institutional Series ........      9,186,313         9,186,313
                                                                 ---------------
                                                                      18,372,630
                                                                 ---------------

                                                    PRINCIPAL         VALUE
                                                     AMOUNT          (NOTE 2)
                                                  ------------   ---------------
  U.S. AGENCY OBLIGATIONS -- 2.1%
   Federal National Mortgage Association,
      3.88%, 11/17/08 .........................   $  2,000,000   $     2,009,220
   Federal National Mortgage Association,
      4.75%, 08/25/08 .........................      3,800,000         3,812,137
   Federal National Mortgage Association,
      4.00%, 01/26/09 .........................      5,000,000         5,033,380
   Freddie Mac Discount Notes,
      2.10%, 09/08/08 .........................      6,000,000         5,973,378
                                                                 ---------------
                                                                      16,828,115
                                                                 ---------------
  TOTAL SHORT-TERM INVESTMENTS
     (COST $80,500,217) .......................                       80,505,020
                                                                 ---------------
  TOTAL INVESTMENTS -- 99.7%
     (COST $708,948,361)+ .....................                      812,952,699
  OTHER ASSETS IN EXCESS
     OF LIABILITIES, NET -- 0.3% ..............                        2,224,738
                                                                 ---------------
NET ASSETS -- 100.0% ..........................                  $   815,177,437
                                                                 ===============

----------
*    Non-income producing security.

+ The cost for Federal income tax purposes is $713,061,686. At June 30, 2008, net unrealized appreciation was $99,891,013. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $129,388,966, and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $29,497,953.

PLC -- Public Limited Company

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
---------------------------------------
  FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

STATEMENTS OF ASSETS AND LIABILITIES
June 30, 2008

                                                                               MULTI-MANAGER    MULTI-MANAGER
                                                                              LARGE-CAP FUND   SMALL-CAP FUND
                                                                              --------------   --------------
ASSETS:
Investment in securities, at value* .......................................   $  239,266,967   $   32,018,012
Receivable for fund shares sold ...........................................          314,504           32,193
Receivable for investments sold ...........................................       47,759,252        6,651,622
Receivable from Adviser ...................................................               --           14,091
Dividends receivable ......................................................          241,616           25,545
Other assets ..............................................................           36,349           13,690
                                                                              --------------   --------------
Total assets ..............................................................      287,618,688       38,755,153
                                                                              --------------   --------------
LIABILITIES:
Payable for fund shares redeemed ..........................................          456,515           30,652
Payable for investments purchased .........................................       44,446,348        6,822,965
Accrued advisory fee ......................................................          146,671               --
Other accrued expenses ....................................................          138,018           57,587
                                                                              --------------   --------------
Total liabilities .........................................................       45,187,552        6,911,204
                                                                              --------------   --------------
NET ASSETS ................................................................   $  242,431,136   $   31,843,949
                                                                              ==============   ==============
NET ASSETS CONSIST OF:
Paid-in capital ...........................................................   $  242,321,013   $   33,462,691
Undistributed net investment income (accumulated loss) ....................           75,800          (12,896)
Accumulated net realized loss on investments ..............................       (7,884,585)      (1,218,949)
Net unrealized appreciation (depreciation) of investments .................        7,918,908         (386,897)
                                                                              --------------   --------------
NET ASSETS ................................................................   $  242,431,136   $   31,843,949
                                                                              ==============   ==============
NET ASSETS BY SHARE CLASS:
   Institutional Shares ...................................................   $  242,390,504   $   31,834,109
   A Shares ...............................................................           40,632            9,840
                                                                              --------------   --------------
                                                                              $  242,431,136   $   31,843,949
                                                                              ==============   ==============
SHARES OF BENEFICIAL INTEREST OUTSTANDING
   ($0.01 par value, unlimited authorized shares):
   Institutional Shares ...................................................       19,732,313        3,475,475
   A Shares ...............................................................            3,308            1,083
NET ASSET VALUE PER SHARE:
   Institutional Shares (net asset value, offering and redemption price) ..   $        12.28   $         9.16
                                                                              --------------   --------------
   A Shares (net asset value (NAV) and redemption price) ..................   $        12.28   $         9.09
                                                                              --------------   --------------
   A Shares (offering price -- NAV / 0.965) ...............................   $        12.73   $         9.42
                                                                              --------------   --------------

----------
*    Investments at cost ..................................................   $  231,348,059   $   32,404,909

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
---------------------------------------
  FINANCIAL STATEMENTS -- CONTINUED

--------------------------------------------------------------------------------

STATEMENTS OF ASSETS AND LIABILITIES
June 30, 2008

                                                                               MULTI-MANAGER   MULTI-MANAGER
                                                                               INTERNATIONAL    REAL ASSET
                                                                                   FUND            FUND
                                                                              --------------   -------------
ASSETS:
Investment in securities, at value* .......................................   $1,022,753,492    $812,952,699
Foreign currency at value** ...............................................       11,228,388             157
Receivable for fund shares sold ...........................................          536,558       2,675,596
Receivable for investments sold ...........................................        4,234,977         647,335
Dividends and interest receivable .........................................        4,964,003       3,786,519
Variation margin receivable on futures contracts*** .......................          533,758              --
Other assets ..............................................................           38,768          36,103
                                                                              --------------    ------------
Total assets ..............................................................    1,044,289,944     820,098,409
                                                                              --------------    ------------
LIABILITIES:
Payable for fund shares redeemed ..........................................          181,412         234,430
Payable for investments purchased .........................................        6,052,561       4,189,338
Net unrealized depreciation on forward foreign currency exchange
   contracts ..............................................................          466,488              --
Accrued advisory fee ......................................................          774,627         309,346
Other accrued expenses ....................................................          758,134         187,858
                                                                              --------------    ------------
Total liabilities .........................................................        8,233,222       4,920,972
                                                                              --------------    ------------
NET ASSETS ................................................................   $1,036,056,722    $815,177,437
                                                                              ==============    ============
NET ASSETS CONSIST OF:
Paid-in capital ...........................................................   $1,067,559,461    $695,508,593
Undistributed (distribution in excess of) net investment income ...........         (447,986)      4,812,332
Accumulated net realized gain on investments ..............................        6,433,434      10,852,922
Net unrealized appreciation (depreciation) of investments and foreign
   currency ...............................................................      (37,488,187)    104,003,590
                                                                              --------------    ------------
NET ASSETS ................................................................   $1,036,056,722    $815,177,437
                                                                              ==============    ============
NET ASSETS BY SHARE CLASS:
   Institutional Shares ...................................................   $1,035,938,764    $782,540,639
   A Shares ...............................................................          117,958      32,636,798
                                                                              --------------    ------------
                                                                              $1,036,056,722    $815,177,437
                                                                              ==============    ============
SHARES OF BENEFICIAL INTEREST OUTSTANDING
   ($0.01 par value, unlimited authorized shares):
   Institutional Shares ...................................................      121,676,907      44,080,697
   A Shares ...............................................................           13,880       1,839,147
NET ASSET VALUE PER SHARE:
   Institutional Shares (net asset value, offering, and redemption
      price) ..............................................................   $         8.51    $      17.75
                                                                              --------------    ------------
   A Shares (net asset value (NAV) and redemption price) ..................   $         8.50    $      17.75
                                                                              --------------    ------------
   A Shares (Public offering price -- NAV / 0.965) ........................   $         8.81    $      18.39
                                                                              --------------    ------------

----------
*    Investments at cost ..................................................   $1,059,874,265    $708,948,361
**   Foreign currency at cost .............................................   $   11,239,845    $        158
***  Includes restricted cash of $151,566.

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
---------------------------------------
  FINANCIAL STATEMENTS -- CONTINUED

--------------------------------------------------------------------------------

STATEMENTS OF OPERATIONS
For the Year Ended June 30, 2008

                                                                               MULTI-MANAGER    MULTI-MANAGER
                                                                              LARGE-CAP FUND   SMALL-CAP FUND
                                                                              --------------   --------------
INVESTMENT INCOME:
   Dividends ..............................................................   $    4,056,038   $      398,580
   Foreign tax withheld ...................................................             (280)             (68)
                                                                              --------------   --------------
   Total investment income ................................................        4,055,758          398,512
                                                                              --------------   --------------
EXPENSES:
   Advisory Fees ..........................................................        1,785,841          288,536
   Administration fees ....................................................           36,158            5,122
   Sub-administration and accounting fees .................................          213,192          121,864
   Custody fees ...........................................................          129,245           79,810
   Transfer agent fees ....................................................           91,553           31,635
   Distribution fees - A Shares ...........................................               57               27
   Professional fees ......................................................          144,131           81,480
   Reports to shareholders ................................................           47,085           26,044
   Registration fees ......................................................           31,917           22,249
   Trustees' fees .........................................................           22,800           22,546
   Compliance services ....................................................            2,073            6,205
   Other ..................................................................           43,780            7,561
                                                                              --------------   --------------
   Total expenses before fee waivers ......................................        2,547,832          693,079
   Advisory fees waived/reimbursed ........................................         (183,470)        (228,906)
   Sub-administration and accounting fees waived ..........................               --          (12,510)
                                                                              --------------   --------------
   Total expenses, net ....................................................        2,364,362          451,663
                                                                              --------------   --------------
   Net investment income (loss) ...........................................        1,691,396          (53,151)
                                                                              --------------   --------------
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS:
   Net realized loss on investments .......................................       (4,259,598)        (125,225)
   Net change in unrealized appreciation (depreciation) on investments ....      (22,991,005)      (7,046,202)
                                                                              --------------   --------------
   Net loss on investments ................................................      (27,250,603)      (7,171,427)
                                                                              --------------   --------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS ......................   $  (25,559,207)  $   (7,224,578)
                                                                              ==============   ==============

    The accompanying notes are an integral part of the financial statements.

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---------------------------------------
  FINANCIAL STATEMENTS -- CONTINUED

--------------------------------------------------------------------------------

STATEMENTS OF OPERATIONS
For the Year Ended June 30, 2008

                                                                              MULTI-MANAGER   MULTI-MANAGER
                                                                              INTERNATIONAL     REAL ASSET
                                                                                   FUND            FUND
                                                                              -------------   -------------
INVESTMENT INCOME:
   Dividends ..............................................................   $  34,689,715   $   8,514,399
   Interest ...............................................................          43,370      20,012,051
   Foreign tax withheld ...................................................      (2,883,167)        (46,439)
                                                                              -------------   -------------
   Total investment income ................................................      31,849,918      28,480,011
                                                                              -------------   -------------
EXPENSES:
   Advisory Fees ..........................................................       9,504,427       3,034,263
   Administration fees ....................................................         155,601          93,312
   Sub-administration and accounting fees .................................         838,780         374,235
   Custody fees ...........................................................       1,253,383         160,410
   Transfer agent fees ....................................................         324,942         269,170
   Distribution fees - A Shares ...........................................             333           8,669
   Professional fees ......................................................         353,837         245,654
   Reports to shareholders ................................................          59,782          56,221
   Registration fees ......................................................          34,278          31,144
   Trustees' fees .........................................................          22,546          22,545
   Compliance services ....................................................           6,514           6,362
   Other ..................................................................         167,566          91,677
                                                                              -------------   -------------
   Total expenses before fee waivers ......................................      12,721,989       4,393,662
   Advisory fees waived ...................................................         (74,132)        (45,953)
                                                                              -------------   -------------
   Total expenses, net ....................................................      12,647,857       4,347,709
                                                                              -------------   -------------
   Net investment income ..................................................      19,202,061      24,132,302
                                                                              -------------   -------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN
   CURRENCY:
   Net realized gain on investments .......................................     102,931,078      18,914,367
   Net realized loss on foreign currency transactions .....................      (1,550,534)        (21,137)
   Net realized gain on future contracts ..................................         167,127              --
                                                                              -------------   -------------
   Net realized gain on investments and foreign currency ..................     101,547,671      18,893,230
   Net change in unrealized appreciation (depreciation) on investments and
      foreign currency ....................................................    (237,684,398)     91,594,013
                                                                              -------------   -------------
   Net gain (loss) on investments and foreign currency ....................    (136,136,727)    110,487,243
                                                                              -------------   -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ...........   $(116,934,666)  $ 134,619,545
                                                                              =============   =============

    The accompanying notes are an integral part of the financial statements.

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---------------------------------------
  FINANCIAL STATEMENTS -- CONTINUED

--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                      MULTI-MANAGER
                                                                                     LARGE-CAP FUND
                                                                              ----------------------------
                                                                                 FOR THE         FOR THE
                                                                                YEAR ENDED     YEAR ENDED
                                                                                 JUNE 30,       JUNE 30,
                                                                                   2008           2007
                                                                              -------------   ------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
   Net investment income ..................................................   $   1,691,396   $  1,347,700
   Net realized gain (loss) on investments ................................      (4,259,598)     8,729,408
   Net change in unrealized appreciation (depreciation) on investments ....     (22,991,005)    20,771,205
                                                                              -------------   ------------
Net increase (decrease) in net assets resulting from operations ...........     (25,559,207)    30,848,313
                                                                              -------------   ------------
Distributions to shareholders from:
   Net investment income:
      Institutional Shares ................................................      (1,750,800)    (1,246,124)
      A Shares ............................................................            (139)           (46)
   Net realized gains:
      Institutional Shares ................................................     (10,010,209)    (1,403,771)
      A Shares ............................................................            (457)           (86)
                                                                              -------------   ------------
Total distributions .......................................................     (11,761,605)    (2,650,027)
                                                                              -------------   ------------
Fund share transactions (Note 7):
   Proceeds from shares sold:
      Institutional Shares ................................................      66,282,562    120,945,762
      A Shares ............................................................          15,411             --
   Proceeds from mergers (Note 8):
      Institutional Shares ................................................      59,841,893             --
      A Shares ............................................................          22,425             --
   Cost of shares issued on reinvestment of distributions:
      Institutional Shares ................................................       9,932,614      1,955,996
      A Shares ............................................................             596            132
   Cost of shares redeemed:
      Institutional Shares ................................................    (109,111,257)   (25,952,321)
      A Shares ............................................................             (70)            --
                                                                              -------------   ------------
Net increase in net assets from Fund share transactions ...................      26,984,174     96,949,569
                                                                              -------------   ------------
Total increase (decrease) in net assets ...................................     (10,336,638)   125,147,855
NET ASSETS:
   Beginning of Year ......................................................     252,767,774    127,619,919
                                                                              -------------   ------------
   End of Year ............................................................   $ 242,431,136   $252,767,774
                                                                              =============   ============
Undistributed net investment income .......................................   $      75,800   $    161,669
                                                                              -------------   ------------

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
---------------------------------------
  FINANCIAL STATEMENTS -- CONTINUED

--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                     MULTI-MANAGER
                                                                                     SMALL-CAP FUND
                                                                              ---------------------------
                                                                                 FOR THE        FOR THE
                                                                                YEAR ENDED    YEAR ENDED
                                                                                 JUNE 30,      JUNE 30,
                                                                                   2008          2007
                                                                              ------------   ------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
   Net investment income (loss) ...........................................   $    (53,151)  $     50,532
   Net realized gain (loss) on investments ................................       (125,225)     8,848,846
   Net change in unrealized appreciation (depreciation) on investments ....     (7,046,202)    (2,912,612)
                                                                              ------------   ------------
Net increase (decrease) in net assets resulting from operations ...........     (7,224,578)     5,986,766
                                                                              ------------   ------------
Distributions to shareholders from:
   Net investment income:
      Institutional Shares ................................................             --        (39,485)
      A Shares ............................................................             --             (5)
   Net realized gains:
      Institutional Shares ................................................     (7,614,747)    (6,345,940)
      A Shares ............................................................         (2,295)        (1,481)
                                                                              ------------   ------------
Total distributions .......................................................     (7,617,042)    (6,386,911)
                                                                              ------------   ------------
Fund share transactions (Note 7):
   Proceeds from shares sold:
      Institutional Shares ................................................      9,714,882     12,717,949
      A Shares ............................................................             --             --
   Cost of shares issued on reinvestment of distributions:
      Institutional Shares ................................................      6,482,153      5,176,791
      A Shares ............................................................          2,295          1,487
   Cost of shares redeemed:
      Institutional Shares ................................................    (11,424,544)   (30,953,440)
      A Shares ............................................................             --         (2,164)
                                                                              ------------   ------------
Net increase (decrease) in net assets from Fund share transactions ........      4,774,786    (13,059,377)
                                                                              ------------   ------------
Total decrease in net assets ..............................................    (10,066,834)   (13,459,522)
NET ASSETS:
   Beginning of Year ......................................................     41,910,783     55,370,305
                                                                              ------------   ------------
   End of Year ............................................................   $ 31,843,949   $ 41,910,783
                                                                              ============   ============
Accumulated net investment loss ...........................................   $    (12,896)  $    (14,161)
                                                                              ------------   ------------

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
---------------------------------------
  FINANCIAL STATEMENTS -- CONTINUED

--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                       MULTI-MANAGER
                                                                                     INTERNATIONAL FUND
                                                                              -------------------------------
                                                                                 FOR THE           FOR THE
                                                                                YEAR ENDED       YEAR ENDED
                                                                                 JUNE 30,         JUNE 30,
                                                                                   2008             2007
                                                                              --------------   --------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
   Net investment income ..................................................   $   19,202,061   $   14,217,296
   Net realized gain on investments and foreign currency ..................      101,547,671      109,055,933
   Net change in unrealized appreciation (depreciation) on investments and
      foreign currency ....................................................     (237,684,398)     135,903,041
                                                                              --------------   --------------
Net increase (decrease) in net assets resulting from operations ...........     (116,934,666)     259,176,270
                                                                              --------------   --------------
Distributions to shareholders from:
   Net investment income:
      Institutional Shares ................................................      (28,329,932)     (11,995,632)
      A Shares ............................................................           (3,208)            (966)
   Net realized gains:
      Institutional Shares ................................................     (187,053,720)     (80,079,021)
      A Shares ............................................................          (24,966)          (4,508)
                                                                              --------------   --------------
Total distributions .......................................................     (215,411,826)     (92,080,127)
                                                                              --------------   --------------
Fund share transactions (Note 7):
   Proceeds from shares sold:
      Institutional Shares ................................................      267,482,946      222,993,852
      A Shares ............................................................           39,744           89,418
   Cost of shares issued on reinvestment of distributions:
      Institutional Shares ................................................      152,789,495       64,386,541
      A Shares ............................................................           28,174            5,474
   Cost of shares redeemed:
      Institutional Shares ................................................     (181,563,701)    (144,351,472)
      A Shares ............................................................          (28,929)          (4,895)
                                                                              --------------   --------------
Net increase in net assets from Fund share transactions ...................      238,747,729      143,118,918
                                                                              --------------   --------------
Total increase (decrease) in net assets ...................................      (93,598,763)     310,215,061
NET ASSETS:
   Beginning of Year ......................................................    1,129,655,485      819,440,424
                                                                              --------------   --------------
   End of Year ............................................................   $1,036,056,722   $1,129,655,485
                                                                              ==============   ==============
Undistributed (distributions in excess of) net investment income ..........   $     (447,986)  $    1,966,763
                                                                              --------------   --------------

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
---------------------------------------
  FINANCIAL STATEMENTS -- CONTINUED

--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                      MULTI-MANAGER
                                                                                     REAL ASSET FUND
                                                                              ----------------------------
                                                                                 FOR THE         FOR THE
                                                                                YEAR ENDED     YEAR ENDED
                                                                                 JUNE 30,       JUNE 30,
                                                                                   2008           2007
                                                                              -------------   ------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
   Net investment income ..................................................   $  24,132,302   $ 14,412,846
   Net realized gain on investments and foreign currency ..................      18,893,230      5,213,230
   Net change in unrealized appreciation (depreciation) on investments and
      foreign currency ....................................................      91,594,013     (4,440,870)
                                                                              -------------   ------------
Net increase in net assets resulting from operations ......................     134,619,545     15,185,206
                                                                              -------------   ------------
Distributions to shareholders from:
   Net investment income:
      Institutional Shares ................................................     (22,689,915)   (10,830,839)
      A Shares ............................................................        (179,029)        (1,382)
   Net realized gains:
      Institutional Shares ................................................     (12,761,313)    (2,994,287)
      A Shares ............................................................          (2,856)          (215)
                                                                              -------------   ------------
Total distributions .......................................................     (35,633,113)   (13,826,723)
                                                                              -------------   ------------
Fund share transactions (Note 7):
   Proceeds from shares sold:
      Institutional Shares ................................................     216,098,310    331,918,885
      A Shares ............................................................      32,722,684        192,279
   Cost of shares issued on reinvestment of distributions:
      Institutional Shares ................................................      16,043,975      5,568,252
      A Shares ............................................................         168,756          1,597
   Cost of shares redeemed:
      Institutional Shares ................................................    (103,157,436)   (63,890,635)
      A Shares ............................................................        (821,111)       (73,054)
                                                                              -------------   ------------
Net increase in net assets from Fund share transactions ...................     161,055,178    273,717,324
                                                                              -------------   ------------
Total increase in net assets ..............................................     260,041,610    275,075,807
NET ASSETS:
   Beginning of Year ......................................................     555,135,827    280,060,020
                                                                              -------------   ------------
   End of Year ............................................................   $ 815,177,437   $555,135,827
                                                                              =============   ============
Undistributed net investment income .......................................   $   4,812,332   $  3,642,741
                                                                              -------------   ------------

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
---------------------------------------
  FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------

The following tables include selected data for a share outstanding throughout each period and other performance information derived from the financial statements. The total returns in the tables represent the rate an investor would have earned or lost on an investment in the Funds (assuming reinvestment of all dividends and distributions). This information should be read in conjunction with the financial statements and notes thereto.

                                                                FOR THE YEARS                  FOR THE PERIOD
                                                                ENDED JUNE 30,                JULY 1, 2003(1)
MULTI-MANAGER LARGE-CAP FUND --                   -----------------------------------------       THROUGH
INSTITUTIONAL SHARES                                2008        2007       2006       2005     JUNE 30, 2004
                                                  --------    --------   --------   -------   ---------------
NET ASSET VALUE -- BEGINNING OF PERIOD ........   $  14.40    $  12.33   $  12.05   $ 11.27       $ 10.00
                                                  --------    --------   --------   -------       -------
INVESTMENT OPERATIONS:
   Net investment income(2) ...................       0.09        0.10       0.08      0.10          0.05
   Net realized and unrealized gain (loss) on
      investments .............................      (1.57)       2.16       0.69      0.77          1.27
                                                  --------    --------   --------   -------       -------
      Total from investment operations ........      (1.48)       2.26       0.77      0.87          1.32
                                                  --------    --------   --------   -------       -------
DISTRIBUTIONS:
   From net investment income .................      (0.09)      (0.09)     (0.08)    (0.09)        (0.05)
   From net realized gains ....................      (0.55)      (0.10)     (0.41)       --            --
                                                  --------    --------   --------   -------       -------
   Total distributions ........................      (0.64)      (0.19)     (0.49)    (0.09)        (0.05)
                                                  --------    --------   --------   -------       -------
NET ASSET VALUE -- END OF PERIOD ..............   $  12.28    $  14.40   $  12.33   $ 12.05       $ 11.27
                                                  ========    ========   ========   =======       =======
TOTAL RETURN ..................................     (10.75)%     18.45%      6.47%     7.75%        13.18%**
RATIOS (TO AVERAGE NET ASSETS)/ SUPPLEMENTAL
   DATA:(3)
   Expenses:
      Including expense limitations ...........       0.93%       0.86%      1.00%     1.00%         1.00%*
      Excluding expense limitations ...........       1.00%       0.93%      1.07%     1.29%         1.53%*
   Net investment income ......................       0.67%       0.72%      0.67%     0.85%         0.56%*
Portfolio turnover rate .......................        127%         96%        57%       42%           26%**
Net assets at the end of period
   (000 omitted) ..............................   $242,391    $252,756   $127,610   $77,798       $69,480

----------
*    Annualized

**   Not annualized

(1)  Commencement of operations.

(2) The net investment income per share was calculated using the average shares outstanding method.

(3) For the periods prior to July 1, 2005, the Fund operated in a "fund-of-funds" structure. The expense and net investment income ratios include expenses allocated from the underlying funds, WT Investment Trust I--Large Cap Multi-Manager Series and Large Cap Quantitative Series (the "Series") and the portfolio turnover rate reflects the Fund's investment activity in the Series. Effective July 1, 2005, the Fund no longer operates in a "fund-of-funds" structure.

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
---------------------------------------
  FINANCIAL HIGHLIGHTS -- CONTINUED

--------------------------------------------------------------------------------

                                                                         FOR THE PERIOD
                                                    FOR THE YEARS     DECEMBER 20, 2005(1)
                                                    ENDED JUNE 30,          THROUGH
MULTI-MANAGER LARGE-CAP FUND --                   -----------------         JUNE 30,
A SHARES                                            2008      2007            2006
                                                  -------    ------   --------------------
NET ASSET VALUE -- BEGINNING OF PERIOD ........   $ 14.41    $12.33         $12.21
                                                  -------    ------         ------
INVESTMENT OPERATIONS:
   Net investment income(2) ...................      0.05      0.06           0.03
   Net realized and unrealized gain (loss) on
      investments .............................     (1.56)     2.18           0.10
                                                  -------    ------         ------
      Total from investment operations ........     (1.51)     2.24           0.13
                                                  -------    ------         ------
DISTRIBUTIONS:
   From investment income .....................     (0.07)    (0.06)         (0.01)
   From net realized gains ....................     (0.55)    (0.10)            --
                                                  -------    ------         ------
      Total distributions .....................     (0.62)    (0.16)         (0.01)
                                                  -------    ------         ------
NET ASSET VALUE -- END OF PERIOD ..............   $ 12.28    $14.41         $12.33
                                                  =======    ======         ======
TOTAL RETURN(3) ...............................    (10.98)%   18.26%          1.07%**
RATIOS (TO AVERAGE NET ASSETS)/SUPPLEMENTAL
   DATA:
   Expenses:
      Including expense limitations ...........      1.18%     1.11%          1.25%*
      Excluding expense limitations ...........      1.30%     1.18%          1.28%*
   Net investment income ......................      0.39%     0.47%          0.46%*
Portfolio turnover rate .......................       127%       96%            57%(4)
Net assets at the end of period
   (000 omitted) ..............................   $    41    $   12         $   10

----------
*    Annualized

**   Not annualized

(1)  Commencement of operations.

(2) The net investment income per share was calculated using the average shares outstanding method.

(3) Total Return does not reflect the impact of the maximum front-end sales load of 3.50%. If reflected, the return would be lower.

(4) Represents the portfolio turnover rate for the Fund for the year ended June 30, 2006.

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
---------------------------------------
  FINANCIAL HIGHLIGHTS -- CONTINUED

--------------------------------------------------------------------------------

                                                               FOR THE YEARS                  FOR THE PERIOD
                                                               ENDED JUNE 30,                JULY 1, 2003(1)
MULTI-MANAGER SMALL-CAP FUND --                   ---------------------------------------        THROUGH
INSTITUTIONAL SHARES                                2008       2007      2006       2005      JUNE 30, 2004
                                                  -------    -------   -------    -------    ---------------
NET ASSET VALUE -- BEGINNING OF PERIOD ........   $ 14.11    $ 14.20   $ 13.92    $ 12.80       $ 10.00
                                                  -------    -------   -------    -------       -------
INVESTMENT OPERATIONS:
   Net investment income (loss)(2) ............     (0.02)      0.02     (0.04)     (0.02)        (0.03)
   Net realized and unrealized gain (loss) on
      investments .............................     (2.25)      1.89      1.43       1.46          2.83
                                                  -------    -------   -------    -------       -------
      Total from investment operations ........     (2.27)      1.91      1.39       1.44          2.80
                                                  -------    -------   -------    -------       -------
DISTRIBUTIONS:
   From net investment income .................        --      (0.01)       --         --            --
   From net realized gains ....................     (2.68)     (1.99)    (1.11)     (0.32)           --
                                                  -------    -------   -------    -------       -------
      Total distributions .....................     (2.68)     (2.00)    (1.11)     (0.32)           --
                                                  -------    -------   -------    -------       -------
NET ASSET VALUE -- END OF PERIOD ..............   $  9.16    $ 14.11   $ 14.20    $ 13.92       $ 12.80
                                                  =======    =======   =======    =======       =======
TOTAL RETURN ..................................    (18.13)%    14.42%    10.42%     11.29%        28.00%**
RATIOS (TO AVERAGE NET ASSETS)/SUPPLEMENTAL
   DATA:(3)
   Expenses:
      Including expense limitations ...........      1.25%      1.25%     1.25%      1.25%         1.25%*
      Excluding expense limitations ...........      1.92%      1.57%     1.49%      1.58%         1.92%*
   Net investment income (loss) ...............     (0.15)%     0.13%    (0.31)%    (0.16)%       (0.26)%*
Portfolio turnover rate .......................       134%       127%       96%        44%           20%**
Net assets at the end of period
   (000 omitted) ..............................   $31,834    $41,899   $55,357    $53,271       $55,776

----------
*    Annualized

**   Not annualized

(1)  Commencement of operations.

(2) The net investment income (loss) per share was calculated using the average shares outstanding method.

(3) For the periods prior to July 1, 2005, the Fund operated in a "fund-of-funds" structure. The expense and net investment loss ratios include expenses allocated from the underlying funds, WT Investment Trust I--Small Cap Multi-Manager Series and Small Cap Quantitative Series (the "Series") and the portfolio turnover rate reflects the Fund's investment activity in the Series. Effective July 1, 2005, the Fund no longer operates in a "fund-of-funds" structure.

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
---------------------------------------
  FINANCIAL HIGHLIGHTS -- CONTINUED

--------------------------------------------------------------------------------

                                                                          FOR THE PERIOD
                                                     FOR THE YEARS     DECEMBER 20, 2005(1)
                                                     ENDED JUNE 30,          THROUGH
MULTI-MANAGER SMALL-CAP FUND --                   ------------------         JUNE 30,
A SHARES                                            2008      2007             2006
                                                  -------   --------   --------------------
NET ASSET VALUE -- BEGINNING OF PERIOD ........   $ 14.06    $14.17         $13.43
                                                  -------    ------         ------
INVESTMENT OPERATIONS:
   Net investment loss(2) .....................     (0.04)    (0.02)         (0.04)
   Net realized and unrealized gain (loss) on
      investments .............................     (2.25)     1.91           0.78
                                                  -------    ------         ------
      Total from investment operations ........     (2.29)     1.89           0.74
                                                  -------    ------         ------
DISTRIBUTIONS:
   From net investment income .................        --     (0.01)            --
   From net realized gains ....................     (2.68)    (1.99)            --
                                                  -------    ------         ------
      Total distributions .....................     (2.68)    (2.00)            --
                                                  -------    ------         ------
NET ASSET VALUE -- END OF PERIOD ..............   $  9.09    $14.06         $14.17
                                                  =======    ======         ======
TOTAL RETURN(3) ...............................    (18.35)%   14.24%          5.51%**
RATIOS (TO AVERAGE NET ASSETS)/SUPPLEMENTAL
   DATA:
   Expenses:
      Including expense limitations ...........      1.50%     1.50%          1.50%*
      Excluding expense limitations ...........      2.17%     1.81%          1.75%*
   Net investment loss ........................     (0.39)%   (0.11)%        (0.54)%*
Portfolio turnover rate .......................       134%      127%            96%(4)
Net assets at the end of period
   (000 omitted) ..............................   $    10    $   12         $   13

----------
*    Annualized

**   Not annualized

(1)  Commencement of operations.

(2) The net investment loss per share was calculated using the average shares outstanding method.

(3) Total return does not reflect the impact of the maximum front-end sales load of 3.50%. If reflected, the return would be lower.

(4) Represents the portfolio turnover rate for the Fund for the year ended June 30, 2006.

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
---------------------------------------
  FINANCIAL HIGHLIGHTS -- CONTINUED

--------------------------------------------------------------------------------

                                                                FOR THE YEARS ENDED JUNE 30,
MULTI-MANAGER INTERNATIONAL FUND --               --------------------------------------------------------
INSTITUTIONAL SHARES                                 2008         2007        2006       2005       2004
                                                  ----------   ----------   --------   --------   --------
NET ASSET VALUE -- BEGINNING OF Year ..........   $    11.76   $     9.92   $   8.53   $   7.39   $   5.75
                                                  ----------   ----------   --------   --------   --------
INVESTMENT OPERATIONS:
   Net investment income(1) ...................         0.18         0.16       0.12       0.14       0.08
   Net realized and unrealized gain (loss)
      on investments and foreign currency .....        (1.24)        2.74       2.08       1.07       1.59
                                                  ----------   ----------   --------   --------   --------
      Total from investment operations ........        (1.06)        2.90       2.20       1.21       1.67
                                                  ----------   ----------   --------   --------   --------
DISTRIBUTIONS:
   From net investment income .................        (0.27)       (0.13)     (0.20)     (0.07)     (0.03)
   From net realized gains ....................        (1.92)       (0.93)     (0.61)        --         --
                                                  ----------   ----------   --------   --------   --------
      Total distributions .....................        (2.19)       (1.06)     (0.81)     (0.07)     (0.03)
                                                  ----------   ----------   --------   --------   --------
NET ASSET VALUE -- END OF YEAR ................   $     8.51   $    11.76   $   9.92   $   8.53   $   7.39
                                                  ==========   ==========   ========   ========   ========
TOTAL RETURN ..................................       (10.49)%      30.57%     26.70%     16.41%     29.12%
RATIOS (TO AVERAGE NET ASSETS)/SUPPLEMENTAL
   DATA:(2)
   Expenses:
      Including expense limitations ...........         1.15%        1.06%      1.09%      1.00%      1.08%
      Excluding expense limitations ...........         1.16%        1.06%      1.10%      1.00%      1.08%
   Net investment income ......................         1.75%        1.49%      1.24%      1.76%      1.16%
Portfolio turnover rate .......................          124%          89%       122%        71%       129%
Net assets at the end of year
   (000 omitted) ..............................   $1,035,939   $1,129,534   $819,422   $426,581   $251,851

----------
(1) The net investment income per share was calculated using the average shares outstanding method.

(2) For the periods prior to July 1, 2005, the Fund operated as a feeder fund in a master-feeder structure. The expense and net investment income ratios include expenses allocated from the master fund, WT Investment Trust I--International Multi-Manager Series (the "Series") and the portfolio turnover rate reflects investment activity of the Series. Effective July 1, 2005, the Fund no longer operates in a master-feeder structure.

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
---------------------------------------
  FINANCIAL HIGHLIGHTS -- CONTINUED

--------------------------------------------------------------------------------

                                                                       FOR THE PERIOD
                                                    FOR THE YEARS        DECEMBER 20,
                                                    ENDED JUNE 30,     2005(1) THROUGH
MULTI-MANAGER INTERNATIONAL FUND --               -----------------       JUNE 30,
A SHARES                                            2008      2007         2006
                                                  -------    ------   ----------------
NET ASSET VALUE -- BEGINNING OF PERIOD            $ 11.75    $ 9.92       $ 9.08
                                                  -------    ------       ------
INVESTMENT OPERATIONS:
   Net investment income(2) ...................      0.15      0.16         0.09
   Net realized and unrealized gain (loss) on
      investments and foreign currency ........     (1.23)     2.72         0.84
                                                  -------    ------       ------
      Total from investment operations ........     (1.08)     2.88         0.93
                                                  -------    ------       ------
DISTRIBUTIONS:
   From investment income .....................     (0.25)    (0.12)       (0.09)
   From net realized gains ....................     (1.92)    (0.93)          --
                                                  -------    ------       ------
      Total distributions .....................     (2.17)    (1.05)       (0.09)
                                                  -------    ------       ------
NET ASSET VALUE -- END OF PERIOD ..............   $  8.50    $11.75       $ 9.92
                                                  =======    ======       ======
TOTAL RETURN(3) ...............................    (10.66)%   30.30%       10.27%**
RATIOS (TO AVERAGE NET ASSETS)/SUPPLEMENTAL
   DATA:
   Expenses:
      Including expense limitations ...........      1.40%     1.37%        1.34%*
      Excluding expense limitations ...........      1.40%     1.37%        1.36%*
   Net investment income ......................      1.46%     1.54%        1.76%*
   Portfolio turnover rate ....................       124%       89%         122%(4)
Net assets at the end of period
   (000 omitted) ..............................   $   118    $  122       $   18

----------
*    Annualized

**   Not annualized

(1)  Commencement of operations.

(2) The net investment income per share was calculated using the average shares outstanding method.

(3) Total return does not reflect the impact of the maximum front-end sales load of 3.50%. If reflected, the return would be lower.

(4) Represents the portfolio turnover rate for the Fund for the year ended June 30, 2006.

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
---------------------------------------
  FINANCIAL HIGHLIGHTS -- CONTINUED

--------------------------------------------------------------------------------

                                                                FOR THE YEARS                 FOR THE PERIOD
                                                               ENDED JUNE 30,                JULY 1, 2003(1)
MULTI-MANAGER REAL ASSET FUND --                  ----------------------------------------       THROUGH
INSTITUTIONAL SHARES                                2008       2007       2006      2005      JUNE 30, 2004
                                                  --------   --------   --------   -------   ---------------
NET ASSET VALUE -- BEGINNING OF PERIOD ........   $  15.33   $  15.06   $  14.18   $ 11.77      $ 10.00
                                                  --------   --------   --------   -------      -------
INVESTMENT OPERATIONS:
   Net investment income(2) ...................       0.60       0.50       0.50      0.31         0.38
   Net realized and unrealized gain on
      investments .............................       2.71       0.24       1.72      3.12         1.55
                                                  --------   --------   --------   -------      -------
      Total from investment operations ........       3.31       0.74       2.22      3.43         1.93
                                                  --------   --------   --------   -------      -------
DISTRIBUTIONS:
   From net investment income .................      (0.56)     (0.36)     (0.31)    (0.35)       (0.15)
   From net realized gains ....................      (0.33)     (0.11)     (1.03)    (0.67)       (0.01)
                                                  --------   --------   --------   -------      -------
      Total distributions .....................      (0.89)     (0.47)     (1.34)    (1.02)       (0.16)
                                                  --------   --------   --------   -------      -------
NET ASSET VALUE -- END OF PERIOD ..............   $  17.75   $  15.33   $  15.06   $ 14.18      $ 11.77
                                                  ========   ========   ========   =======      =======
TOTAL RETURN ..................................      22.27%      4.89%     16.49%    30.00%       19.40%**
RATIOS (TO AVERAGE NET ASSETS)/SUPPLEMENTAL
   DATA:(3)
   Expenses:
      Including expense limitations ...........       0.65%      0.63%      0.98%     1.17%        1.56%*
      Excluding expense limitations ...........       0.65%      0.65%      1.04%     1.29%        1.78%*
   Net investment income ......................       3.64%      3.23%      3.38%     2.36%        3.36%*
Portfolio turnover rate .......................         72%        23%        33%       75%          29%**
Net assets at the end of period
   (000 omitted) ..............................   $782,540   $555,007   $280,049   $58,963      $40,621

----------
*    Annualized

**   Not annualized

(1)  Commencement of operations.

(2) The net investment income per share was calculated using the average shares outstanding method.

(3) For the periods prior to July 1, 2005, the Fund operated as a feeder fund in a master-feeder structure. The expense and net investment income ratios include expenses allocated from the master fund, WT Investment Trust
     I--Real Estate Series (the "Series"), and the portfolio turnover rate reflects the investment activity of the Series. Effective July 1, 2005, the Fund no longer operates in a master-feeder structure.

    The accompanying notes are an integral part of the financial statements.

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---------------------------------------
  FINANCIAL HIGHLIGHTS -- CONTINUED

--------------------------------------------------------------------------------

                                                                     FOR THE PERIOD
                                                                      DECEMBER 20,
                                                    FOR THE YEARS       2005(1)
                                                   ENDED JUNE 30,        THROUGH
MULTI-MANAGER REAL ASSET FUND --                  ----------------      JUNE 30,
A SHARES                                            2008     2007         2006
                                                  -------   ------   --------------
NET ASSET VALUE -- BEGINNING OF PERIOD ........   $ 15.34   $15.07      $13.77
                                                  -------   ------      ------
INVESTMENT OPERATIONS:
   Net investment income(2) ...................      0.63     0.58        0.26
   Net realized and unrealized gain on
      investments .............................      2.65     0.12        1.19
                                                  -------   ------      ------
      Total from investment operations ........      3.28     0.70        1.45
                                                  -------   ------      ------
DISTRIBUTIONS:
   From investment income .....................     (0.54)   (0.32)      (0.15)
   From net realized gains ....................     (0.33)   (0.11)         --
                                                  -------   ------      ------
      Total distributions .....................     (0.87)   (0.43)      (0.15)
                                                  -------   ------      ------
NET ASSET VALUE -- END OF PERIOD ..............   $ 17.75   $15.34      $15.07
                                                  =======   ======      ======
TOTAL RETURN(3) ...............................     22.00%    4.62%      10.50%**
RATIOS (TO AVERAGE NET ASSETS)/SUPPLEMENTAL
   DATA:
   Expenses:
      Including expense limitations ...........      0.90%    0.89%       1.23%*
      Excluding expense limitations ...........      0.99%    0.90%       1.27%*
   Net investment income ......................      3.61%    3.74%       3.29%*
Portfolio turnover rate .......................        72%      23%         33%(4)
Net assets at the end of period
   (000 omitted) ..............................   $32,637   $  128      $   11

----------
*    Annualized

**   Not annualized

(1)  Commencement of operations.

(2) The net investment income per share was calculated using the average shares outstanding method.

(3) Total return does not reflect the impact of the maximum front-end sales load of 3.50%. If reflected, the return would be lower.

(4) Represents the portfolio turnover rate for the Fund for the year ended June 30, 2006.

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
---------------------------------------
  NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

1. DESCRIPTION OF THE FUND. WT Mutual Fund (the "Trust") is registered under the Investment Company Act of 1940, as amended, (the "1940 Act") as an open-end management investment company and was organized as a Delaware business trust on June 1, 1994. The Amended and Restated Agreement and Declaration of Trust permits the Board of Trustees (the "Trustees") to establish series of shares each of which constitutes a series separate and distinct from the shares of other series. As of June 30, 2008, the Trust offered 19 series, four of which are included in these financial statements. The four series are as follows: Wilmington Multi-Manager Large-Cap Fund ("Large-Cap Fund"), Wilmington Multi-Manager Small-Cap Fund ("Small-Cap Fund"), Wilmington Multi-Manager International Fund ("International Fund"), and Wilmington Multi-Manager Real Asset Fund ("Real Asset Fund") (each a "Fund" and collectively, the "Funds").

     Each Fund offers two classes of shares: Institutional Shares and A Shares (formerly Investor Shares). All classes of shares have identical voting, dividend and liquidation rights. Institutional Shares are offered to retirement plans and other institutional investors. A Shares are available to all investors and are subject to a Rule 12b-1 distribution fee and a maximum front-end sales charge of 3.50%.

2. SIGNIFICANT ACCOUNTING POLICIES. The following is a summary of the significant accounting policies of the Funds:

     SECURITY VALUATION. Securities held by the Funds which are listed on a securities exchange and for which market quotations are available are valued at the last quoted sale price of the day, or, if there is no such reported sale, securities are valued at the mean between the most recent quoted bid and ask prices. Securities traded on The Nasdaq Stock Market, Inc. ("NASDAQ") are valued in accordance with the NASDAQ Official Closing Price, which may not be the last sale price. Price information for listed securities is taken from the exchange where the security is primarily traded. Unlisted securities for which market quotations are readily available are valued at the most recent bid prices. Securities with a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value, unless the Trustees determine that this does not represent fair value. Futures contracts are valued at the most recent settlement price for the day. Forward foreign currency exchange contracts are valued based on the price of the underlying currency at the prevailing (interpolated) exchange rate, which is a combination of the spot currency rate and the forward currency rate. Securities that do not have a readily available current market value are valued in good faith by using procedures adopted by the Trustees. When a Fund uses fair value pricing to determine NAV, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Trustees believe accurately reflects fair value. A Fund may fair value foreign securities if significant events that appear likely to affect the value of those securities occur between the time a foreign exchange closes and the time that the Fund prices its shares. Significant events may include: (i) events impacting a single issuer, (ii) governmental actions that affect securities in one sector or country, (iii) natural disasters or armed conflict, or (iv) significant domestic or foreign market fluctuations. The Fund's policy is intended to result in a calculation of a Fund's NAV that fairly reflects security values as of the time of pricing. However, fair values determined pursuant to a Fund's procedures may not accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing. In addition, foreign securities held by a Fund may trade on weekends or other days when the Fund does not calculate NAV. As a result, the market value of these investments may change on days when shares of the Fund cannot be bought or sold.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
---------------------------------------
  NOTES TO FINANCIAL STATEMENTS -- CONTINUED

--------------------------------------------------------------------------------

     FOREIGN CURRENCY TRANSLATIONS. The books and records of the Funds are maintained in U.S. dollars. Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of those investments. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

     FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS. In connection with purchases and sales of securities denominated in a foreign currency, the International Fund may enter into forward foreign currency exchange contracts. Additionally, from time to time it may enter into these contracts to hedge certain foreign currency assets. Certain risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts. Realized gains or losses arising from such transactions are included in net realized gain
     (loss) from foreign currency transactions.

     FUTURES TRANSACTIONS. The Funds may invest in financial futures contracts for the purposes of hedging its existing portfolio. Financial futures contracts are contracts for the delivery of securities at a specified future date at an agreed upon price or yield and are valued at the settlement price established each day by the board of trade or exchange on which they are traded. Upon entering into a futures contract, the Fund deposits and maintains as collateral such initial margin as required. Subsequent payments, which are dependent on the daily fluctuations in the value of the underlying security, or securities, are made or received by the Fund each day (daily variation margin) and are recorded as unrealized gains or losses until the contracts are closed. The risks of entering into futures contracts include, but are not limited to, (i) the possibility that there will be an imperfect price correlation between the futures and the underlying securities; (ii) the possibility that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a futures position prior to its maturity date; and (iii) the possibility that the Fund could lose more than the original margin deposit required to initiate a futures transaction.

     In September 2006, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (FAS 157). FAS 157 establishes a framework for measuring fair value in generally accepted accounting principles, clarifies the definition of fair value within that framework, and expands disclosures about the use of fair value measurements. FAS 157 is intended to increase consistency and comparability among fair value estimates used in financial reporting. FAS 157 is effective for fiscal years beginning after November 15, 2007. Management does not expect the adoption of FAS 157 to have an impact on the amounts reported in the financial statements.

     In March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities ("FAS
     161"), was issued and is effective for fiscal years beginning after November 15, 2008. FAS 161 defines new disclosures of derivative instruments and hedging activities. Management is currently evaluating the implications of FAS 161. At this time, its impact on the Fund's financial statements has not been determined.

     FEDERAL INCOME TAXES. Each Fund is treated as a separate entity for Federal income tax purposes and intends to continue to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its income to its shareholders. Therefore, no Federal income tax provision has been made.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
---------------------------------------
  NOTES TO FINANCIAL STATEMENTS -- CONTINUED

--------------------------------------------------------------------------------

     Effective December 31, 2007, the Funds adopted FASB Interpretation No. 48, "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Trust's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. The adoption of FIN 48 did not result in the recording of any tax benefit or expenses.

     SECURITY TRANSACTIONS AND INVESTMENT INCOME. Investment security transactions are accounted for on a trade date basis. Each Fund uses the specific identification method for determining realized gains and losses on investments for both financial and Federal income tax reporting purposes. Interest income is recorded on the accrual basis and includes the amortization of premium and the accretion of discount. Dividend income is recorded on the ex-dividend date. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Funds are aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Fund's understanding of the applicable country's tax rules and rates. Distributions received from investments in real estate investment trusts are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. The Funds record expenses as incurred. Common expenses of the Trust are allocated on a pro-rata basis among the Series based on relative net assets.

     CLASS ACCOUNTING. In calculating net asset value per share for each class, investment income, realized and unrealized gains and losses and expenses, other than class specific expenses, are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Expenses relating to a specific class are charged directly to that class.

     DISTRIBUTIONS TO SHAREHOLDERS. Distributions from net investment income, if any, are declared and paid to shareholders quarterly. Distributions from net realized gains, if any, are declared and paid to shareholders annually.

     USE OF ESTIMATES IN THE PREPARATION OF FINANCIAL STATEMENTS. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

3. ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES. Rodney Square Management Corporation ("RSMC"), a wholly owned subsidiary of Wilmington Trust Corporation, serves as an investment adviser to each Fund. RSMC allocates each Fund's assets among the sub-advisers shown below and oversees their investment activities. In addition to serving as a sub-advisor to the Large-Cap and Small-Cap Funds, Wilmington Trust Investment Management, LLC ("WTIM"), also a wholly owned subsidiary of Wilmington Trust Corporation and under common control with RSMC, also provides certain investment services, information, advice, assistance and facilities and performs research, statistical and investment services pursuant to a separate sub-advisory agreement among the Trust, RSMC and WTIM, for which it receives a fee from RSMC as agreed to from time to time with RSMC. Each Fund pays RSMC and each sub-adviser a fee for their services as follows:

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
---------------------------------------
  NOTES TO FINANCIAL STATEMENTS -- CONTINUED

--------------------------------------------------------------------------------

                                                              FEES
                                              GROSS FEES     WAIVED    % OF AVERAGE DAILY NET ASSETS
                                              ----------   ---------   -----------------------------
LARGE-CAP FUND
RSMC                                          $  890,104   $      --   0.35% of average daily net
                                                                       assets
Armstrong Shaw Associates Inc.
   ("ASA")(1)                                    123,166     (16,266)  0.50% of the first $25
                                                                       million under ASA's
                                                                       management; 0.45% of the next
                                                                       $25 million; and 0.40% over
                                                                       $50 million

Montag & Caldwell, Inc.
   ("M&C")(1)                                    215,581     (67,607)  0.65% of the first $10
                                                                       million under M&C's
                                                                       management; 0.50% of the next
                                                                       $10 million; 0.35% of the
                                                                       next $50 million; and 0.25%
                                                                       over $70 million

First Quadrant, L.P.
   ("FQ")(1)                                     327,656     (96,233)  0.50% of the first $75
                                                                       million under FQ's
                                                                       management; 0.35% of the next
                                                                       $75 million; 0.30% of the
                                                                       next $150 million; and 0.21%
                                                                       over $300 million

Parametric Portfolio Associates, Inc.
   ("PPA")(3)                                     43,183          --   0.25% of the first $20
                                                                       million under PPA's
                                                                       management; 0.225% of the
                                                                       next $20 million; and 0.20%
                                                                       over $40 million

Robeco Investment Management Inc.
   (Robeco)(1, 2)                                 43,827      (3,364)  0.50% on the first $25
                                                                       million under Robeco's
                                                                       management; 0.45% on the next
                                                                       $25 million; and 0.40% over
                                                                       $50 million

Wilmington Trust Investment Management, LLC
   ("WTIM") - Fundamental strategy               103,476          --   0.40% on the first $10
                                                                       million in assets allocated
                                                                       to the Fundamental strategy;
                                                                       0.35% on the next $15
                                                                       million; and 0.30% over $25
                                                                       million

Wilmington Trust Investment Management, LLC
   ("WTIM") - Quantitative strategy(3)            38,848          --   0.15% on the first $1
                                                                       billion in assets allocated
                                                                       to the Quantitative strategy;
                                                                       0.10% on the next $1 billion;
                                                                       and 0.05% over $2 billion

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
---------------------------------------
  NOTES TO FINANCIAL STATEMENTS -- CONTINUED

--------------------------------------------------------------------------------

                                                              FEES
                                              GROSS FEES     WAIVED    % OF AVERAGE DAILY NET ASSETS
                                              ----------   ---------   -----------------------------
SMALL-CAP FUND
RSMC                                          $  126,458   $(228,512)  0.35% of average daily net
                                                                       assets

Batterymarch Financial Management, Inc.
   ("BFM")(4)                                     65,445          --   0.70% of the first $100
                                                                       million under BFM's
                                                                       management; and 0.60% over
                                                                       $100 million

Systematic Financial Management, L.P.
   ("SFM")(1)                                     54,161        (394)  0.80% of the first $25
                                                                       million under SFM's
                                                                       management; 0.70% of the next
                                                                       $50 million; and 0.55% over
                                                                       $75 million

Parametric Portfolio Associates, Inc.
   ("PPA")(3)                                     17,557          --   0.25% of the first $20
                                                                       million under PPA's
                                                                       management; 0.225% of the
                                                                       next $20 million; and 0.20%
                                                                       over $40 million

Wilmington Trust Investment Management, LLC
   ("WTIM") - Fundamental strategy                14,795          --   0.40% on the first $10
                                                                       million in assets allocated
                                                                       to the Fundamental strategy;
                                                                       0.35% on the next $15
                                                                       million; and 0.30% over $25
                                                                       million

Wilmington Trust Investment Management, LLC
   ("WTIM") - Quantitative strategy(3)            10,120          --   0.20% on the first $1
                                                                       billion in assets allocated
                                                                       to the Quantitative strategy;
                                                                       0.15% on the next $1 billion;
                                                                       and 0.10% over $2 billion

INTERNATIONAL FUND
RSMC                                           3,850,236          --   0.35% of average daily net
                                                                       assets


Goldman Sachs Asset Management, L.P.(1)        1,398,051     (74,132)  0.50% of average daily net
                                                                       assets

Artio Global Management, LLC (Formerly
   Julius Baer Investment Management, Inc.)      782,911          --   0.50% of average daily net
                                                                       assets

The Boston Company Asset Management, LLC
   ("BCAM")(5)                                   196,203          --   0.95% of the first $25
                                                                       million under BCAM's
                                                                       management; and 0.85% over
                                                                       $25 million

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
---------------------------------------
  NOTES TO FINANCIAL STATEMENTS -- CONTINUED

--------------------------------------------------------------------------------

                                                              FEES
                                              GROSS FEES     WAIVED    % OF AVERAGE DAILY NET ASSETS
                                              ----------   ---------   -----------------------------
INTERNATIONAL FUND (CONTINUED)
Acadian Asset Management, Inc.
   ("Acadian")                                $1,070,023   $      --   0.75% of the first $25
                                                                       million under Acadian's
                                                                       management; 0.65% of the next
                                                                       $25 million; 0.50% of the
                                                                       next $100 million; and 0.40%
                                                                       over $150 million

Dimensional Fund Advisors LP
   ("DFA")                                       536,412          --   0.45% of the first $50
                                                                       million under DFA's
                                                                       management; and 0.30% over
                                                                       $50 million

Parametric Portfolio Associates, Inc.
   ("PPA")                                     1,060,705          --   0.80% on first $100 million
                                                                       under PPA's management; 0.75%
                                                                       over $100 million

Principal Global Investors, LLC
   ("Principal")                                 609,886          --   0.75% of average daily net
                                                                       assets

REAL ASSET FUND
RSMC                                           2,318,087          --   0.35% of average daily net
                                                                       assets

RSMC-- TIPS strategy(6)                           32,472          --   For assets allocated to the
                                                                       TIPS strategy, an additional
                                                                       fee as follows: 0.07% on the
                                                                       first $25 million in assets
                                                                       allocated to the TIPS
                                                                       strategy; 0.04% of the next
                                                                       $25 million; and 0.02% over
                                                                       $50 million.

RSMC-- Enhanced Cash strategy(6)                  34,720          --   For assets allocated to the
                                                                       Enhanced Cash strategy, an
                                                                       additional fee as follows:
                                                                       0.08% on the assets allocated
                                                                       to the Enhanced Cash
                                                                       strategy.

AEW Management and Advisors, L.P.
   ("AEW")(1)                                    326,844     (26,531)  0.55% of the first $25
                                                                       million under AEW's
                                                                       management; 0.45% of the next
                                                                       $25 million; and 0.35% over
                                                                       $50 million

Real Estate Management Services Group
   ("REMS")(1, 8)                                168,283     (12,613)  0.55% of the first $25
                                                                       million under REMS'
                                                                       management; 0.45% of the next
                                                                       $25 million; and 0.35% over
                                                                       $50 million

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---------------------------------------
  NOTES TO FINANCIAL STATEMENTS -- CONTINUED

--------------------------------------------------------------------------------

                                                              FEES
                                              GROSS FEES     WAIVED    % OF AVERAGE DAILY NET ASSETS
                                              ----------   ---------   -----------------------------
REAL ASSET FUND (CONTINUED)
Standish Mellon Asset Management, LLC-TIPS
   ("Standish")(1, 6)                         $   48,199   $  (2,821)  0.08% on the first $25
                                                                       million under Standish's
                                                                       management; 0.04% of the next
                                                                       $25 million; and 0.02% over
                                                                       $50 million.

ING Clarion Real Estate Securities, LP
   ("ING")(1, 7)                                  57,546      (3,988)  0.65% on the first $50
                                                                       million under ING's
                                                                       management; 0.55% on the next
                                                                       $50 million; and 0.45% over
                                                                       $100 million.

EII Realty Securities, Inc.
   ("EII")(1, 7)                                  48,112          --   0.65% on the first $100
                                                                       million under EII's
                                                                       management; and 0.60% over
                                                                       $100 million.

----------
(1) Pursuant to separate fee waiver agreements, the sub-advisor has agreed to waive its fee to the extent that the fee calculation determined by taking into account similarly managed assets in the accounts of clients of RSMC or its affiliates results in a fee that is less than the fee calculation under the sub-advisory agreement.

(2) Robeco began managing assets for the Large-Cap Fund upon the completion of the merger of the Large-Cap Fund and the Wilmington Multi-Manager Mid-Cap Fund ("Mid-Cap Fund") on December 17, 2007. Prior to December 17, 2007, Robeco was a sub-advisor to the Mid-Cap Fund and agreed not to receive an investment management fee from the Large-Cap Fund until shareholders approved the sub-advisory fee. On January 31, 2008, shareholders of the Large-Cap Fund approved a new investment sub-advisory agreement.

(3) On January 31, 2008, shareholders of the Large-Cap Fund and the Small-Cap Fund approved an amendment to the current investment sub-advisory agreement with Wilmington Trust Investment Management ("WTIM"). Effective February 1, 2008, WTIM replaced Parametric Portfolio Associates, LLC ("PPA") and began managing the portion of each Fund's assets previously managed by PPA under an index sampling strategy, as well as managing additional assets previously invested in exchange traded funds.

(4) On May 20, 2008, the Board of Trustees approved RSMC's recommendation to terminate the sub-advisory agreement among the Trust, on behalf of the Small-Cap Fund, RSMC and Batterymarch Financial Management, Inc., to be effective July 14, 2008.

(5) The investment sub-advisory agreement with BCAM was terminated on October 15, 2007.

(6) On January 31, 2008, the Board of Trustees approved RSMC's recommendation to replace Standish as a sub-adviser to the Real Asset Fund with RSMC. The investment sub-advisory agreement with Standish was terminated effective January 31, 2008. On January 31, 2008, shareholders of the Real Asset Fund approved an amendment to the current investment advisory agreement with RSMC. Effective February 1, 2008, RSMC began managing the portion of the Fund's assets previously managed by Standish under its RSMC Tips strategy and its enhanced cash strategy.

(7) On February 28, 2008, the Board of Trustees approved RSMC's proposal to add ING and EII as sub-advisers to the Real Asset Fund. On April 21, 2008, the Shareholders approved the sub-advisory agreements among the Trust, RSMC and ING and among the Trust, RSMC and EII.

(8) The investment sub-advisory agreement with REMS was terminated effective April 29, 2008.

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---------------------------------------
  NOTES TO FINANCIAL STATEMENTS -- CONTINUED

--------------------------------------------------------------------------------

     RSMC has contractually agreed to waive a portion of its advisory fee or reimburse other operating expenses (excluding taxes, extraordinary expenses, brokerage commissions and interest) to the extent that total annual operating expenses, excluding class-specific expenses (such as Rule 12b-l or shareholder service fees), exceed the following percentages of average daily net assets:

                    EXPENSE LIMITATION*   EXPIRATION DATE
                    ------------------    ---------------
Large-Cap Fund...          1.00%            July 1, 2013
Small-Cap Fund...          1.25%            July 1, 2013

* This expense limitation will remain in place until its expiration date unless the Trustees approve its earlier termination.

     The Funds' Chief Compliance Officer is employed and compensated by RSMC. RSMC provides compliance services to the Funds pursuant to a Compliance Services Agreement. For these services, the Trust pays RSMC an annual fee equal to three-fourths of the Chief Compliance Officer's total compensation. The fees for these services for the year ended June 30, 2008 are shown separately on the statements of operations.

     RSMC provides administrative services to the Funds pursuant to an Administration Agreement. For these services, the Trust pays RSMC a fee at the annual rate of 0.0185% of the Trust's first $2 billion of total aggregate daily net assets; 0.0175% of the Trust's next $2 billion of total aggregate daily net assets; 0.0125% of the Trust's next $2 billion of total aggregate daily net assets; and 0.0080% of the Trust's total aggregate daily net assets in excess of $6 billion. The fees paid to RSMC for these services for the year ended June 30, 2008 are shown separately on the statements of operations.

     PNC Global Investment Servicing (U.S.), Inc. (formerly PFPC Inc.) provides sub-administration, accounting, and transfer agent services pursuant to an agreement with RSMC and the Trust for which it receives fees directly from the Funds.

     COMPENSATION OF TRUSTEES AND OFFICERS. Except for the Funds' Chief Compliance Officer, Trustees and Officers of the Funds who are employees or officers of RSMC or WTIM do not receive any compensation from the Funds. Trustees of the Funds, who are not employees or officers of RSMC or WTIM, receive compensation and reimbursement of expenses from the Funds. Under a Deferred Compensation Plan (the "Plan") adopted August 15, 2002, a disinterested Trustee may elect to defer receipt of all, or a portion, of their annual compensation. Deferred amounts are invested in shares of a series of the Trust and remain so until distributed in accordance with the Plan. Trustees' fees reflected in the accompanying financial statements include total compensation earned, whether elected to be paid in cash or deferred under the Plan.

     DISTRIBUTION FEES. The A Shares of each Fund have adopted a distribution plan under Rule 12b-l under the 1940 Act that allows each Fund to pay a fee for the sale and distribution of A Shares, and for services provided to A Shares shareholders. The 12b-1 Plan provides for a maximum distribution fee at an annual rate of 0.25% of each Fund's average daily net assets of the A Shares.

     Wilmington Trust Company ("WTC"), an affiliate of RSMC, serves as custodian to the Funds and PFPC Trust Company serves as sub-custodian to the Funds, except for the International Fund. PFPC Trust Company serves as custodian and Citibank, NA. serves as the foreign custody manager for the
     International Fund. The Funds pay WTC for its services as custodian. The fees for these services for the year ended June 30, 2008 are shown separately on the statements of operations. WTC pays PFPC Trust Company for its services as sub-custodian.

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---------------------------------------
  NOTES TO FINANCIAL STATEMENTS -- CONTINUED

--------------------------------------------------------------------------------

     Certain Funds effect trades for security purchase and sale transactions through brokers that are affiliates of the adviser or sub-advisers. Commissions paid on those trades for the year ended June 30, 2008 were as follows:

     Large-Cap Fund............................................   $363,146
     Small-Cap Fund............................................     82,258
     International Fund........................................     51,932
     Real Asset Fund...........................................    182,052

4.   INVESTMENT  SECURITIES  TRANSACTIONS.  During the year ended June 30, 2008,
     purchases  and  sales  of  investment   securities   (excluding  short-term
     investments) were as follows:

                                         LARGE-CAP FUND     SMALL-CAP FUND
                                         --------------     --------------
     Purchases.....................       $368,161,042        $47,582,081
     Sales.........................        353,594,426         50,810,585

                                     INTERNATIONAL FUND    REAL ASSET FUND
                                     ------------------    ---------------
     Purchases.....................     $1,422,007,747       $573,103,412
     Sales.........................      1,480,201,712        486,423,029

5. CAPITAL SHARE TRANSACTIONS. Transactions in shares of capital stock for the years ended June 30, 2008 and June 30, 2007 for the Institutional Shares and A Shares were as follows:

                                             FOR THE YEAR ENDED       FOR THE YEAR ENDED
                                                JUNE 30, 2008           JUNE 30, 2007
                                           ----------------------  -----------------------
                                           INSTITUTIONAL           INSTITUTIONAL
                                              SHARES     A SHARES      SHARES     A SHARES
                                           ------------  --------  -------------  --------
LARGE-CAP FUND                                5,183,373      767     8,985,291        --
Sold.....................................
Issued in fund mergers (Note 8)..........     4,452,877    1,675            --        --
Issued on reinvestment of distributions..       717,435       43       143,794         9
Redeemed.................................    (8,170,289)      (6)   (1,931,379)       --
                                            -----------    -----    ----------      ----
Net Increase.............................     2,183,396    2,479     7,197,706         9
                                            ===========    =====    ==========      ====
SMALL-CAP FUND
Sold.....................................       907,675       --       927,269        --
Issued on reinvestment of distributions..       632,405      226       391,282       113
Redeemed.................................    (1,033,038)      --    (2,249,647)     (149)
                                            -----------    -----    ----------      ----
Net Increase (Decrease)..................       507,042      226      (931,096)      (36)
                                            ===========    =====    ==========      ====

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---------------------------------------
  NOTES TO FINANCIAL STATEMENTS -- CONTINUED

--------------------------------------------------------------------------------

                                              FOR THE YEAR ENDED        FOR THE YEAR ENDED
                                                 JUNE 30, 2008             JUNE 30, 2007
                                           -----------------------  ------------------------
                                           INSTITUTIONAL            INSTITUTIONAL
                                              SHARES      A SHARES      SHARES      A SHARES
                                           ------------  ---------  -------------  ---------
INTERNATIONAL FUND
Sold ....................................    27,848,699      3,488    20,802,762      8,461
Issued on reinvestment of distributions..    16,332,311      3,013     6,115,497        515
Redeemed  ...............................   (18,570,805)    (2,976)  (13,480,910)      (440)
                                            -----------  ---------   -----------     ------
Net Increase.............................    25,610,205      3,525    13,437,349      8,536
                                            ===========  =========   ===========     ======
REAL ASSET FUND
Sold ....................................    13,144,731  1,868,603    21,344,167     12,116
Issued on reinvestment of distributions..     1,005,273      9,614       357,227        103
Redeemed  ...............................    (6,270,380)   (47,435)   (4,097,873)    (4,587)
                                            -----------  ---------   -----------     ------
Net Increase.............................     7,879,624  1,830,782    17,603,521      7,632
                                            ===========  =========   ===========     ======

6. MERGER. On December 14, 2007, the Large-Cap Fund acquired all of the assets and liabilities of the Wilmington Multi-Manager Mid-Cap Fund ("Mid-Cap Fund") in exchange for shares of the Large-Cap Fund, pursuant to an agreement and plan of reorganization approved by the Board of Trustees and approved by the shareholders of the Mid-Cap Fund. The Large-Cap Fund's acquisition of the Mid-Cap Fund was accomplished through the tax free exchange of the outstanding shares of the Mid-Cap Fund, 3,193,227 Institutional Shares and 1,062 A Shares, on December 14, 2007 (valued at $34,571,119 and $11,446, respectively) for 2,510,649 Institutional Shares and 831 A Shares of the Large-Cap Fund. The net assets and net unrealized appreciation of the Mid-Cap Fund as of the close of business on December 14, 2007 were $34,582,565 and $2,789,012, respectively. Prior to the acquisition on December 14, 2007, the Large-Cap Fund had net assets of $259,072,482. After the acquisition the Large-Cap Fund had net assets of $293,655,047.

     On June 13, 2008, the Wilmington Multi-Manager Large-Cap Fund ("Multi-Manager Large-Cap Fund") acquired all of the assets and liabilities of the Wilmington Large-Cap Core Fund ("Large-Cap Core Fund") in exchange for shares of the Multi-Manager Large-Cap Fund, pursuant to an agreement and plan of reorganization approved by the Board of Trustees and approved by the shareholders of the Large-Cap Core Fund. The Multi-Manager Large-Cap Fund's acquisition of the Large-Cap Core Fund was accomplished through the tax free exchange of the outstanding shares of the Large-Cap Core Fund, 1,443,265 Institutional Shares and 628 A Shares, on June 13, 2008 (valued at $25,270,774 and $10,979, respectively) for 1,942,228 Institutional Shares and 844 A Shares of the Multi-Manager Large Cap Fund. The net assets and net unrealized appreciation of the Large-Cap Core Fund as of the close of business on June 13, 2008 were $25,281,753 and $78,189, respectively. Prior to the acquisition on June 13, 2008, the Multi-Manager Large-Cap Fund had net assets of $231,375,595. After the acquisition the Multi-Manager Large cap Fund had net assets of $256,657,348. Prior to the reorganization, the Large-Cap Core Fund had estimated capital loss carryforwards of $2,144,956 expiring June 30, 2011 and $52,672 expiring June 30, 2012. The
     Large-Cap Core Fund used these capital loss carryforwards prior to the reorganization, and therefore were not available to the Multi-Manager Large-Cap Fund.

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---------------------------------------
  NOTES TO FINANCIAL STATEMENTS -- CONTINUED

--------------------------------------------------------------------------------

7. FEDERAL TAX INFORMATION. Distributions to shareholders from net investment income and realized gains are determined in accordance with Federal income tax regulations, which may differ from net investment income and realized gains recognized for financial reporting purposes. Additionally, gains (losses) on foreign currency transactions and net short-term realized gains are treated as "ordinary income" for tax purposes. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on the tax treatment; temporary differences do not require such reclassification.

     As of June 30, 2008, the following reclassifications were made within the capital accounts to reflect permanent differences relating to net operating losses, distributions from real estate investment trusts, foreign currency losses, tax treatment of distributions, tax treatment of passive foreign investment companies and deemed distributions due to shareholder redemptions:

                                    LARGE-CAP   SMALL-CAP   INTERNATIONAL  REAL ASSET
                                       FUND        FUND         FUND           FUND
                                    ---------   ---------   -------------   ---------
Undistributed net investment
   income (accumulated loss).....   $ (26,326)  $ 54,416    $ 6,716,330     $ (93,767)
Accumulated net realized gain
   (loss) on investments.........    (277,289)   (46,171)    (6,716,330)     (317,027)
Paid-in capital..................     303,615     (8,245)            --       410,794


     The tax character of distributions paid during the years ended June 30, 2008 and 2007, respectively, were as follows:

                              LARGE-CAP    SMALL-CAP   INTERNATIONAL   REAL ASSET
                                 FUND         FUND         FUND           FUND
                              -----------  ----------  -------------  -----------
YEAR ENDED JUNE 30, 2008
   Ordinary income..........  $ 2,927,916  $2,005,570   $ 76,813,654  $23,184,374
Long-term capital gains.....    8,833,689   5,611,472    138,598,172   12,448,739
                              -----------  ----------  -------------  -----------
   Total distributions......  $11,761,605  $7,617,042   $215,411,826  $35,633,113
                              ===========  ==========   ============  ===========
YEAR ENDED JUNE 30, 2007
   Ordinary income..........  $ 1,246,170  $  834,194   $ 45,088,823  $11,520,073
Long-term capital gains.....    1,403,857   5,552,717     46,991,304    2,306,650
                              -----------  ----------  -------------  -----------
   Total distributions......  $ 2,650,027  $6,386,911   $ 92,080,127  $13,826,723
                              ===========  ==========   ============  ===========

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---------------------------------------
  NOTES TO FINANCIAL STATEMENTS -- CONTINUED

--------------------------------------------------------------------------------

     As of June 30, 2008, the components of accumulated earnings (deficit) on a tax basis were as follows:

                                          LARGE-CAP    SMALL-CAP    INTERNATIONAL    REAL ASSET
                                             FUND        FUND            FUND           FUND
                                          ---------   -----------   -------------   ------------
Undistributed ordinary income..........   $ 113,856   $        --   $         --    $  6,334,997
Undistributed long-term capital
   gains...............................          --            --     15,213,506      13,474,620
Post-October capital and currency
   losses..............................    (651,093)     (359,973)            --         (20,135)
Other temporary differences............     (38,056)      (10,903)       455,374         (10,903)
Net unrealized appreciation of
   investments and foreign currencies..     685,416    (1,247,866)   (47,171,619)     99,890,265
                                          ---------   -----------   ------------    ------------
Total accumulated earnings (deficit) ..   $ 110,123   $(1,618,742)  $(31,502,739)   $119,668,844
                                          =========   ===========   ============    ============

     The differences between book basis and tax basis components of accumulated earnings are primarily attributable to tax deferral of losses on wash sales, real estate investment trusts and passive foreign investment company adjustments.

     Post-October capital and currency losses represent net losses realized from November 1, 2007 through June 30, 2008, that, in accordance with Federal income tax regulations, the above Funds will elect to defer and treat as having been recognized the following fiscal year.

8. CONTRACTUAL OBLIGATIONS. The Funds enter into contracts in the normal course of business that contain a variety of indemnifications. The Funds' maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these contracts. Management has reviewed the Funds' existing contracts and expects the risk of loss to be remote.

9. SUBSEQUENT EVENTS. On May 20, 2008, upon the recommendation of RSMC, the Trust approved a proposal to add TAMRO Capital Partners LLC ("TAMRO") as a sub-adviser for the Small-Cap Fund, subject to approval by shareholders of the Small-Cap Fund. In addition, the Board approved RSMC's recommendation to terminate the sub-advisory agreement among the Trust, on behalf of the Small-Cap Fund, RSMC and Batterymarch Financial Management, Inc., effective July 14, 2008. On June 27, 2008, the shareholders approved the sub-advisory agreement among the Trust, RSMC and TAMRO. TAMRO began providing sub-advisory services to the Small-Cap Fund on July 14, 2008.

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WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
---------------------------------------
  REPORT OF ERNST & YOUNG LLP,
  INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

--------------------------------------------------------------------------------

To the Shareholders and Trustees of WT Mutual Fund:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Wilmington Multi-Manager Large-Cap Fund, Wilmington Multi-Manager Small-Cap Fund, Wilmington Multi-Manager International Fund and Wilmington Multi-Manager Real Asset Fund (the "Funds") (four of the series constituting WT Mutual Fund) as of June 30, 2008, and the related statements of operations for the year then ended, statements of changes in net assets for each of the two years in the period then ended, and financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Funds' internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of June 30, 2008, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Wilmington Multi-Manager Large-Cap Fund, Wilmington Multi-Manager Small-Cap Fund, Wilmington Multi-Manager International Fund and Wilmington Multi-Manager Real Asset Fund series of WT Mutual Fund at June 30, 2008, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and their financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.


                                       /s/ Ernst & young LLP

Philadelphia, Pennsylvania
August 26, 2008


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---------------------------------------
  TAX INFORMATION (UNAUDITED)

--------------------------------------------------------------------------------

For the fiscal year ended June 30, 2008, certain dividends may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. For individual shareholders, a percentage of their ordinary income distributions (dividends from net investment income plus short-term capital gain distributions, if any) for the Funds may qualify for a maximum tax rate of 15%. Complete information is computed and reported in conjunction with your Form 1099-DIV.

The percentage of ordinary income deistributions that qualify is as follows:

Large-Cap Fund.....................................................   100.00%
Small-Cap Fund.....................................................    24.25%
International Fund ................................................    53.04%
Real Asset Fund....................................................     2.03%

For the fiscal year ended June 30, 2008, certain dividends qualify for the dividends-received-deduction ("DRD") for corporate shareholders. The percentage of ordinary income distributions that qualify is as follows:

Large-Cap Fund.....................................................   100.00%
Small-Cap Fund.....................................................    24.26%

Pursuant to Section 852 of the Internal Revenue Code of 1986, as amended, the Funds paid capital gain distributions (from net long-term capital gains) during the fiscal year ended June 30, 2008 as follows:

Large-Cap Fund................................................   $  8,833,689
Small-Cap Fund................................................      5,611,472
International Fund ...........................................    138,598,172
Real Asset Fund...............................................     12,448,739

The International Fund paid foreign taxes of $2,501,421 and recognized foreign source income of $34,112,375. Pursuant to Section 853 of the Internal Revenue Code, the Fund designates such amounts as having been paid in connection with dividends distributed from investment taxable income during the fiscal year ended June 30, 2008.

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---------------------------------------
  NOTICE TO SHAREHOLDERS
  -- RESULTS OF SPECIAL SHAREHOLDERS MEETING

--------------------------------------------------------------------------------

     Special Meetings of Shareholders of the Wilmington Multi-Manager Real Asset Fund (the "Real Asset Fund"), Wilmington Multi-Manager Large-Cap Fund ("Large-Cap Fund") and Wilmington Multi-Manager Small-Cap Fund ("Small-Cap Fund") of WT Mutual Fund were held on January 31, 2008 for the following purposes:

          1. To approve an amendment to the Investment Advisory Agreement with Rodney Square Management Corporation ("RSMC") for the Real Asset Fund;

          2. To approve a new investment sub-advisory agreement among WT Mutual Fund, on behalf of the Large-Cap Fund, RSMC and Robeco Investment Management, Inc. ("Robeco"); and

          3. To approve an amendment to the Sub-Advisory Agreement with Wilmington Trust Investment Management, LLC ("WTIM") for the Large-Cap Fund and the Small-Cap Fund.

     All shareholders of record at the close of business on December 18, 2007 were entitled to attend or submit proxies.

     As of the record date, the Real Asset Fund had 39,029,438 shares outstanding. At the meeting, shareholders of the Real Asset Fund approved the amendment to the Investment Advisory Agreement with RSMC. The results of the voting for the proposal were as follows:

                           VOTES       VOTES      VOTES
                            FOR       AGAINST   ABSTAINED
                         ----------   -------   ---------
                         35,479,971   19,904      1,738

     As of the record date, the Large-Cap Fund had 21,080,801 shares outstanding. At the meeting, shareholders of the Large-Cap Fund approved the new sub-advisory agreement with Robeco. The results of the voting for the proposal were as follows:

                           VOTES       VOTES      VOTES
                            FOR       AGAINST   ABSTAINED
                         ----------   -------   ---------
                         15,627,581    18,020     53,731

     At the meeting, shareholders of the Large-Cap Fund also approved the amendment to the Sub-Advisory Agreement with WTIM. The results of the voting for the proposal were as follows:

                           VOTES       VOTES      VOTES
                            FOR       AGAINST   ABSTAINED
                         ----------   -------   ---------
                         15,619,287    20,721     59,324

     As of the record date, the Small-Cap Fund had 2,834,644 shares outstanding. At the meeting, shareholders of the Small-Cap Fund approved the amendment to the Sub-Advisory Agreement with WTIM. The results of the voting for the proposal were as follows:

                           VOTES       VOTES      VOTES
                            FOR       AGAINST   ABSTAINED
                         ----------   -------   ---------
                          2,185,254    1,053      10,401

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
---------------------------------------
  NOTICE TO SHAREHOLDERS
  -- RESULTS OF SPECIAL SHAREHOLDERS MEETING -- CONTINUED

--------------------------------------------------------------------------------

     A Special Meeting of Shareholders of the Wilmington Multi-Manager Real Asset Fund (the "Real Asset Fund") of WT Mutual Fund was held on April 21, 2008 for the following purposes:

          1. To approve a new investment sub-advisory agreement among WT Mutual Fund, on behalf of the Real Asset Fund, Rodney Square
               Management Corporation ("RSMC") and ING Clarion Real Estate Securities L.P. ("ING CRES"); and

          2. To approve a new investment sub-advisory agreement among WT Mutual Fund, on behalf of the Real Asset Fund, RSMC and EII Realty Securities, Inc. ("EII").

     All shareholders of record at the close of business on March 4, 2008 were entitled to attend or submit proxies. As of the record date, the Real Asset Fund had 41,094,334 shares outstanding.

     At the meeting, shareholders of the Real Asset Fund approved the new sub-advisory agreement with ING CRES. The results of the voting for the proposal were as follows:

                           VOTES       VOTES      VOTES
                            FOR       AGAINST   ABSTAINED
                         ----------   -------   ---------
                         36,268,808    65,741    22,138

     At the meeting, shareholders of the Real Asset Fund also approved the new sub-advisory agreement with EII. The results of the voting for the proposal were as follows:

                           VOTES       VOTES      VOTES
                            FOR       AGAINST   ABSTAINED
                         ----------   -------   ---------
                         36,267,514    67,691    21,482

     A Special Meeting of Shareholders of the Wilmington Multi-Manager Small-Cap Fund (the "Small-Cap Fund") of WT Mutual Fund was held on June 27, 2008 to approve a new investment sub-advisory agreement among WT Mutual Fund, on behalf of the Small-Cap Fund, Rodney Square Management Corporation ("RSMC") and TAMRO Capital Partners LLC ("TAMRO").

     All shareholders of record at the close of business on May 23, 2008 were entitled to attend or submit proxies. As of the record date, the Small-Cap Fund had 3,494,336 shares outstanding.

     At the meeting, shareholders of the Small-Cap Fund approved the new investment sub-advisory agreement with TAMRO. The results of the voting for the proposal were as follows:

                           VOTES       VOTES      VOTES
                            FOR       AGAINST   ABSTAINED
                         ----------   -------   ---------
                          2,343,958    4,513      1,299

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
---------------------------------------
  EVALUATION AND APPROVAL OF A NEW SUB-ADVISORY AGREEMENT
  FOR THE WILMINGTON MULTI-MANAGER LARGE-CAP FUND

--------------------------------------------------------------------------------

At the Board of Trustees meeting held on February 28, 2008, the Board unanimously approved a new Sub-Advisory Agreement with Montag & Caldwell, Inc. ("M&C") for the Wilmington Multi-Manager Large-Cap Fund (the "Fund") (the "Agreement"). The Agreement was presented to the Trustees to replace an interim sub-advisory agreement dated October 18, 2007 which had been entered into as a result of a change in control of M&C, resulting in termination of the prior sub-advisory agreement with M&C.

In determining whether to approve the Agreement, the Board considered information provided by M&C. The Board considered information that M&C provided regarding (i) the services performed for the Fund, (ii) the size and qualifications of M&C's portfolio management staff, (iii) any potential or actual material conflicts of interest which may arise in connection with the portfolio manager's management of a portion of the Fund, (iv) how the portion of the Fund is managed by M&C, including a general description of the investment decision making process, sources of information and investment strategies, (v) investment performance information for similarly managed accounts and investment companies, (vi) brokerage selection procedures (including soft dollar arrangements), (vii) the procedures for allocating investment opportunities between the Fund and other clients, (viii) results of any independent audit or regulatory examination, including any recommendations or deficiencies noted,
(ix) any litigation, investigation or administrative proceeding which may have a material impact on M&C's ability to service the Fund, (x) M&C's internal program for ensuring compliance with the Fund's investment objective, policies and practices (including codes of ethics), federal securities laws and other regulatory requirements, (xi) M&C's proxy voting policies and (xii) detail and quantification of any fee sharing arrangements with respect to the distribution of shares of the Fund.

M&C also provided information regarding its sub-advisory fee and an analysis of this fee in relation to the delivery of services to the Fund; any other ancillary benefit resulting from M&C's relationship with the Fund; and M&C's financial statements. The Board reviewed the services provided to the Fund by M&C as compared to services provided by other advisers which manage mutual funds with investment objectives, strategies and policies similar to those of the Fund. The Board concluded that the sub-advisory fee and services provided by M&C are consistent with those of other advisers which manage mutual funds with investment objectives, strategies and policies similar to those of the Fund. The Board considered whether the change of control of M&C would impact the services currently being provided to the Fund. Based on the information provided at the meeting, the Board concluded that there would be no material impact on the services provided to the Fund.

The Board concluded that the nature, extent and quality of the services provided by M&C to the Fund are appropriate and consistent with the terms of the Agreement and that the Fund is likely to benefit from the continued service of M&C. They also concluded that M&C has sufficient personnel, with the appropriate education and experience, to serve the Fund effectively and has demonstrated its ability to attract and retain qualified personnel. The Board observed that they will review and evaluate the Fund's investment performance throughout the year.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
---------------------------------------
  EVALUATION AND APPROVAL OF A NEW SUB-ADVISORY AGREEMENT
  FOR THE WILMINGTON MULTI-MANAGER LARGE-CAP FUND -- CONTINUED

--------------------------------------------------------------------------------

The Board reviewed M&C's performance data, statistics and fee data for the Fund and compared such data against comparable investment companies. Based on the information provided at the meeting, the Board concluded that M&C's performance was reasonable for this type of fund. The Board considered the costs of the services provided by M&C, the compensation and benefits received by M&C in providing services to the Fund. The Board reviewed M&C's financial statements. In addition, the Board considered any direct or indirect revenues which would be received by affiliates of M&C. The Board concluded that M&C's fees and profits derived from its relationship with the Fund, in light of the Fund's expenses, are reasonable in relation to the nature and quality of the services provided, taking into account the fees charged by other advisers for managing comparable funds with similar strategies. The Board also concluded that the overall expense ratio of the Fund is reasonable, taking into account the size of the Fund, the quality of services provided by M&C and the investment performance.

The Board considered the extent to which economies of scale would be realized relative to fee levels as the Fund grows, and whether the advisory fee levels reflect these economies of scale for the benefit of shareholders. The Board determined that economies of scale should be achieved at higher asset levels for the Fund for the benefit of Fund shareholders due to break-points in the sub-advisory fees.

After consideration of all the factors and taking into consideration the information presented at the meeting, the Board determined that approval of the Agreement is in the best interests of the Fund shareholders. In arriving at their decision, the Board did not identify any single matter as controlling, but made their determination in light of all the circumstances.

In addition, in anticipation of another change in control of M&C which would result in termination of the Agreement, the Trustees also considered and approved, based on the information provided by M&C as described above, a new interim sub-advisory agreement with M&C ("Interim Agreement"). The Interim Agreement would become effective at such time as the change in control occurs and would terminate at the expiration of a period of 150 days, or prior thereto, if the Trustees approve a new agreement with M&C.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
---------------------------------------
  EVALUATION AND APPROVAL OF A NEW SUB-ADVISORY AGREEMENT
  FOR THE WILMINGTON MULTI-MANAGER SMALL-CAP FUND

--------------------------------------------------------------------------------

At a meeting held on May 20, 2008, the Board of Trustees, including a majority of those Trustees who are not "interested persons" as such term is defined in the Investment Company Act of 1940 ("Independent Trustees"), unanimously approved a new investment sub-advisory agreement among WT Mutual Fund, on behalf of the Wilmington Multi-Manager Small-Cap Fund (the "Fund"), Rodney Square Management Corporation ("RSMC"), and TAMRO Capital Partners LLC ("TAMRO" or "Sub-Adviser") (the "Agreement") for an initial two-year period. In determining whether to approve the Agreement, the Trustees considered information provided by the Sub-Adviser in accordance with Section 15(c) of the 1940 Act. The Trustees considered information that the Sub-Adviser provided regarding (i) services to be performed for the Fund, (ii) the size and qualifications of the Sub-Adviser's portfolio management staff, (iii) any potential or actual material conflicts of interest which may arise in connection with a portfolio manager's management of the Fund, (iv) how the Fund will be managed, including a general description of the proposed investment decision-making process, sources of information and investment strategies, (v) investment performance information for similarly managed accounts and investment companies, (vi) brokerage selection procedures (including soft dollar arrangements), (vii) the procedures for allocating investment opportunities between a Fund and other clients, (viii) results of any independent audit or regulatory examination, (ix) any litigation, investigation or administrative proceeding which may have a material impact on the Sub-Adviser's ability to service the Fund, (x) the Sub-Adviser's internal program for ensuring compliance with a Fund's investment objectives, policies and practices (including codes of ethics), federal securities laws and other regulatory requirements, (xi) the Sub-Adviser's proxy voting policies and (xii) details of any fee sharing arrangements with respect to the distribution of shares of the Fund.

The Sub-Adviser also provided information regarding its proposed sub-advisory fees and an analysis of these fees in relation to the delivery of services to the Fund; any other ancillary benefit resulting from Sub-Adviser's relationship with the Fund; and the Sub-Adviser's most recent audited financial statements. The Trustees reviewed the services to be provided to the Fund by the Sub-Adviser as compared to services provided by other advisers which manage mutual funds with investment objectives, strategies and policies similar to those of the Fund. The Board concluded that the sub-advisory fee and services to be provided by TAMRO are consistent with those of other advisers which manage mutual funds with investment objectives, strategies and policies similar to that of the Fund. The Board considered the impact of the proposed sub-advisory fees on the aggregate management fees and the total expenses borne by the Fund and was satisfied with the proposed sub-advisory fees in light of RSMC's recommendation and RSMC's representation that the Sub-Adviser's services and fees were consistent with those of other funds with a similar focus.

The Trustees concluded that the nature, extent and quality of the services to be provided by the Sub-Adviser to the Fund were appropriate and consistent with the terms of the Agreement, that the quality of those services will be consistent with industry norms and that the Fund was likely to benefit from adding TAMRO as a Sub-Adviser. They also concluded that the Sub-Adviser had sufficient personnel, with the appropriate education and experience, to serve the Fund effectively and has demonstrated its continuing ability to attract and retain qualified personnel.

The Trustees reviewed the performance information for TAMRO's Small Cap Composite (the "Composite"), a composite of fully discretionary accounts managed with TAMRO's small-cap equity strategy. These accouts are managed with the same investment objective as the Fund, and are subject to substantially similar invesments policies and techniques as those proposed to be used by the Fund. The Trustees reviewed the Compare for one year, three year and five year periods, ended March 31, 2008, and noted that although the performance for the one year period trailed the Russell 2000 Index, a broad measure of market performance, the performance for the three and five year periods exceeded the Russell 2000 Index. In addition, the Trustees

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
---------------------------------------
  EVALUATION AND APPROVAL OF A NEW SUB-ADVISORY AGREEMENT
  FOR THE WILMINGTON MULTI-MANAGER SMALL-CAP FUND -- CONTINUED

--------------------------------------------------------------------------------

reviewed the Composite for the calendar years ended December 31, 2001 to December 31, 2007. The Trustees noted that TAMRO's performance exceeded the Russell 2000 Index for five of the seven years presented. Based on information provided at the meeting, the Trustees concluded that the Sub-Adviser's performance was reasonable for this type of fund. The Trustees observed that they will review and evaluate the Fund's investment performance on an on-going basis throughout the year. The Trustees considered the costs of the services to be provided by the Sub-Adviser, the compensation and benefits received by the Sub-Adviser in providing services to the Fund. The Trustees reviewed the Sub-Adviser's financial statements. In addition, the Trustees considered any direct or indirect revenues which would be received by affiliates of the Sub-Adviser. The Trustees concluded that the Sub-Adviser's fees and profits derived from its relationship with the Fund in light of the Fund's expenses, were reasonable in relation to the nature and quality of the services provided, taking into account the fees charged by other advisers for managing comparable mutual funds with similar strategies. The Trustees also concluded that the overall expense ratio of the Fund is reasonable, taking into account the size of the Fund, the quality of services provided by the Sub-Adviser and the anticipated investment performance of the Sub-Adviser.

The Trustees considered the extent to which economies of scale would be realized relative to fee levels as the Fund grows, and whether the advisory fee levels reflect these economies of scale for the benefit of shareholders. The Board determined that economies of scale should be achieved at higher asset levels for the Fund for the benefit of Fund shareholders due to break-points in the sub-advisory fee.

After consideration of all the factors and taking into consideration the information presented at the meeting and during previous meetings of the Board with respect to the Fund, the Trustees determined that it would be in the best interests of the Fund shareholders to approve the Agreement. In arriving at its decision, the Trustees did not identify any single matter as controlling, but made their determination in light of all the circumstances.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
---------------------------------------
  APPROVAL OF NEW SUB-ADVISORY AGREEMENTS
  FOR THE WILMINGTON MULTI-MANAGER REAL ASSET FUND

--------------------------------------------------------------------------------

At a meeting held on February 28, 2008, the Board of Trustees of WT Mutual Fund, including a majority of those Trustees who are not "interested persons" as such term is defined in the Investment Company Act of 1940 ("Independent Trustees"), unanimously approved two new sub-advisory agreements recommended by Rodney Square Management Corporation ("RSMC") for the Wilmington Multi-Manager Real Asset Fund ("Fund") with ING Clarion Real Estate Securities L.R ("ING CRES") and with EII Realty Securities, Inc. ("EII") respectively, each a "Sub-Adviser" and together the "Sub-Advisers" (the "Agreements"). In determining whether to approve the Agreements, the Trustees considered information provided by each Sub-Adviser in accordance with Section 15(c) of the 1940 Act. The Trustees considered information that each Sub-Adviser provided regarding (i) services to be performed by each Sub-Adviser for the Fund, (ii) the size and qualifications of each Sub-Adviser's portfolio management staff, (iii) any potential or actual material conflicts of interest which may arise in connection with a portfolio manager's management of the Fund, (iv) how the Fund will be managed by each Sub-Adviser, including a general description of the proposed investment decision-making process, sources of information, and investment strategies, (v) investment performance information of each Sub-Adviser for similarly managed accounts and investment companies, (vi) brokerage selection procedures (including soft dollar arrangements), (vii) the procedures for allocating investment opportunities between the Fund and other clients, (viii) results of any independent audit or regulatory examination, (ix) any litigation, investigation or administrative proceeding which may have a material impact on each Sub-Adviser's ability to service the Fund, (x) each Sub-Adviser's internal program for ensuring compliance with the Fund's investment objectives, policies and practices (including codes of ethics), federal securities laws and other regulatory requirements, (xi) each Sub-Adviser's proxy voting policies and (xii) details of any fee sharing arrangements with respect to the distribution of shares of the Fund.

Each Sub-Adviser also provided information regarding its proposed sub-advisory fees and an analysis of this fee in relation to the delivery of services to the Fund; any other ancillary benefit resulting from the Sub-Adviser's relationship with the Fund; and the Sub-Adviser's most recent audited financial statements. The Trustees reviewed the services to be provided to the Fund by each Sub-Adviser as compared to services provided by other advisers which manage mutual funds with investment objectives, strategies and policies similar to those of the Fund. The Board concluded that the sub-advisory fees and services to be provided by ING CRES and EII are consistent with those of other advisers which manage mutual funds with investment objectives, strategies and policies similar to that of the Fund. The Board considered the impact of the proposed sub-advisory fees on the aggregate management fees and the total expenses borne by the Fund and was satisfied with the proposed sub-advisory fee in light of RSMC's recommendation and RSMC's representation that each Sub-Adviser's services and fees were consistent with those of other Funds with a global real estate focus.

The Trustees concluded that the nature, extent and quality of the services to be provided by each Sub-Adviser to the Fund were appropriate and consistent with the terms of Agreements, that the quality of those services will be consistent with industry norms and that the Fund was likely to benefit from adding ING CRES and EII as Sub-Advisers. They also concluded that the Sub-Advisers have sufficient personnel, with the appropriate education and experience, to serve the Fund effectively and have demonstrated their continuing ability to attract and retain qualified personnel.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
---------------------------------------
  APPROVAL OF NEW SUB-ADVISORY AGREEMENTS
  FOR THE WILMINGTON MULTI-MANAGER REAL ASSET FUND -- CONTINUED

--------------------------------------------------------------------------------

The Trustees reviewed the performance of ING CRES for a composite of similarly managed accounts for one-year, three-year and five-year periods, ended December 31, 2007, and noted that the ING Clarion Global Composite outperformed the S&P Citigroup World Property Index for each period. The Trustees reviewed the performance of EII for a similarly managed account for one-year, five-year and ten-year periods, ended September 30, 2007, and noted that although the performance (gross of fees) for the one-year period trailed that of the FTSE EPRA/NAREIT Global Index, a broad index of global real estate related securities, the performance for the five-year and ten-year periods exceeded the benchmark by approximately 700 basis points and 400 basis points, respectively. Based on information provided at the meeting, the Trustees concluded that each of the Sub-Adviser's performance was reasonable for this type of Fund. The Trustees observed that they will review and evaluate the Fund's investment performance on an on-going basis throughout the year. The Trustees considered the costs of the services to be provided by each Sub-Adviser, the compensation and benefits received by each Sub-Adviser in providing services to the Fund. The Trustees reviewed each Sub-Adviser's financial statements. In addition, the Trustees considered any direct or indirect revenues which would be received by affiliates of a Sub-Adviser. The Trustees concluded that each Sub-Adviser's fees and profits derived from its relationship with the Fund in light of the Fund's expenses, were reasonable in relation to the nature and quality of the services provided, taking into account the fees charged by other advisers for managing comparable mutual funds with similar strategies. The Trustees also concluded that the overall expense ratio of the Fund is reasonable, taking into account the size of the Fund, the quality of services provided by each Sub-Adviser and the anticipated investment performance of each Sub-Adviser.

The Trustees considered the extent to which economies of scale would be realized relative to fee levels as the Fund grows, and whether the advisory fee levels reflect these economies of scale for the benefit of shareholders. The Board determined that economies of scale should be achieved at higher asset levels for the Fund for the benefit of Fund shareholders due to break-points in the sub-advisory fees for each sub-advisor.

After consideration of all the factors and taking into consideration the information presented during previous meetings of the Board, the Trustees determined that it would be in the best interests of the Fund shareholders to approve the ING CRES and EII Agreements. In arriving at its decision, the Trustees did not identify any single matter as controlling, but made their determination in light of all the circumstances.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
---------------------------------------
  TRUSTEES AND OFFICERS

--------------------------------------------------------------------------------

WT Mutual Fund (the "Trust") is governed by a Board of Trustees (the "Trustees"). The primary responsibility of the Trustees is to represent the interest of the Trust's shareholders and to provide oversight management of the Trust.

The following table presents certain information regarding the Trustees and Officers of the Trust. Each person listed under "Interested Trustee" below is an "interested person" of the Trust's investment advisers, within the meaning of the Investment Company Act of 1940, as amended (the "1940 Act"). Each person who is not an "interested person" of the Trust's investment advisers or the Trust within the meaning of the 1940 Act is referred to as an "Independent Trustee" and is listed under such heading below.

Unless specified otherwise, the address of each Trustee and Officer as it relates to the Trust is 1100 N. Market Street, Wilmington, DE 19890.

The Statement of Additional Information for the Funds contains additional information about the Trustees and is available, without charge, upon request, by calling (800) 336-9970 or by visiting the Funds' website at www.wilmingtonfunds.com.

INTERESTED TRUSTEES

        NAME AND                    POSITION(S) HELD
     DATE OF BIRTH,                   WITH TRUST,                        PRINCIPAL OCCUPATION(S)
   NUMBER OF FUNDS IN              TERM OF OFFICE AND                    DURING PAST FIVE YEARS,
      FUND COMPLEX                   LENGTH OF TIME                        OTHER DIRECTORSHIPS
 OVERSEEN BY TRUSTEE(1)                  SERVED                              HELD BY TRUSTEE
------------------------   ---------------------------------   -------------------------------------------
TED T. CECALA(2)           Trustee                             Director, Chairman of the Board, and Chief
Date of Birth: 1/49                                            Executive Officer of Wilmington Trust
19 Funds                   Shall serve at the pleasure of      Corporation and Wilmington Trust Company
                           the Board and until successor is    since 1996; Member of the Board of
                           elected and qualified. Trustee      Managers of Cramer Rosenthal McGlynn, LLC
                           since August 2007.                  and Roxbury Capital Management, LLC
                                                               (registered investment advisers).

                                                               Wilmington Trust Corporation;
                                                               Wilmington Trust Company.

----------------------------------------------------------------------------------------------------------

ROBERT J. CHRISTIAN(3)     Trustee                             Retired since February 2006; Executive
Date of Birth: 2/49                                            Vice President of Wilmington Trust Company
19 Funds                   Shall serve until death,            from February 1996 to February 2006;
                           resignation or removal. Trustee     President of Rodney Square Management
                           since October 1998, President and   Corporation ("RSMC") from 1996 to 2005;
                           Chairman of the Board from          Vice President of RSMC 2005 to 2006.
                           October 1998 to January 2006.
                                                               FundVantage Trust (8 portfolios);
                                                               Optimum Fund Trust (6 portfolios)
                                                               (registered investment companies).





(1) The "Fund Complex" currently consists of the Trust (19 funds) and CRM Mutual Fund Trust (6 funds).

(2)  Mr.  Cecala is an  "Interested  Trustee"  by reason  of his  position  with
     Wilmington  Trust  Corporation  and  Wilmington  Trust  Company,   each  an
     affiliate of RSMC, an investment adviser to the Trust.

(3) Mr. Christian is an "Interested Trustee" by reason of his previous employment with RSMC, the investment adviser to the Trust.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
---------------------------------------
  TRUSTEES AND OFFICERS -- CONTINUED

--------------------------------------------------------------------------------

INDEPENDENT TRUSTEES

        NAME AND                    POSITION(S) HELD
     DATE OF BIRTH,                    WITH TRUST,                       PRINCIPAL OCCUPATION(S)
   NUMBER OF FUNDS IN              TERM OF OFFICE AND                    DURING PAST FIVE YEARS,
      FUND COMPLEX                   LENGTH OF TIME                        OTHER DIRECTORSHIPS
 OVERSEEN BY TRUSTEE(1)                  SERVED                              HELD BY TRUSTEE
------------------------   ---------------------------------   -------------------------------------------
ROBERT ARNOLD              Trustee                             Founder and co-manager, R. H. Arnold &
Date of Birth: 3/44                                            Co., Inc. (financial consulting) since 1989.

19 Funds                   Shall serve until death,            First Potomac Realty Trust (real estate
                           resignation or removal.             investment trust).
                           Trustee since May 1997.

----------------------------------------------------------------------------------------------------------

DR. ERIC BRUCKER           Trustee                             Professor of Economics, Widener University
Date of Birth: 12/41                                           since July 2004; formerly Dean, School of
                           Shall serve until death,            Business Administration of Widener
19 Funds                   resignation or removal.             University from 2001 to 2004; Dean, College
                           Trustee since October 1999.         of Business, Public Policy and Health at
                                                               the University of Maine from September 1998
                                                               to June 2001.

                                                               None

----------------------------------------------------------------------------------------------------------

NICHOLAS GIORDANO          Trustee and Chairman of the         Consultant, financial services
Date of Birth: 3/43        Board                               organizations from 1997 to present; Interim
                                                               President, LaSalle University from 1998 to
19 Funds                   Shall serve until death,            1999.
                           resignation or removal.
                           Trustee since October 1998.         Kalmar Pooled Investment Trust; The RBB
                                                               Fund, Inc. (21 portfolios) (registered
                                                               investment companies); Independence Blue
                                                               Cross; IntriCon Corporation (industrial
                                                               furnaces and ovens); Commerce Bancorp, Inc.

----------------------------------------------------------------------------------------------------------

LOUIS KLEIN, JR.           Trustee                             Self-employed financial consultant since
Date of Birth: 5/35                                            1991.
                           Shall serve until death,
25 Funds                   resignation or removal.             CRM Mutual Fund Trust (6 portfolios)
                           Trustee since October 1999.         (registered investment companies); WHX
                                                               Corporation (industrial manufacturer).

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
---------------------------------------
  TRUSTEES AND OFFICERS -- CONTINUED

--------------------------------------------------------------------------------

INDEPENDENT TRUSTEES (CONTINUED)

        NAME AND                    POSITION(S) HELD
     DATE OF BIRTH,                    WITH TRUST,                       PRINCIPAL OCCUPATION(S)
   NUMBER OF FUNDS IN              TERM OF OFFICE AND                    DURING PAST FIVE YEARS,
      FUND COMPLEX                   LENGTH OF TIME                        OTHER DIRECTORSHIPS
 OVERSEEN BY TRUSTEE(1)                  SERVED                              HELD BY TRUSTEE
------------------------   ---------------------------------   -------------------------------------------
THOMAS LEONARD*            Trustee                             Retired since 2008; former Partner with
Date of Birth: 2/49                                            PricewaterhouseCoopers (public accounting)
                           Shall serve until death,            from May 1970 to June 2008.
19 Funds                   resignation or removal.
                           Trustee since July 2008.            None

----------------------------------------------------------------------------------------------------------

JOHN J. QUINDLEN*          Trustee                             Retired since 1993; Former Chief
Date of Birth: 5/32                                            Financial Officer of E.I. du Pont de
                           Shall serve until death,            Nemours and Co.
19 Funds                   resignation or removal.
                           Trustee since October 1999.         None

----------------------------------------------------------------------------------------------------------

MARK A. SARGENT            Trustee                             Dean and Professor of Law, Villanova
Date of Birth: 4/51                                            University School of Law since July 1997.
                           Shall serve until death,
19 Funds                   resignation or removal.             The RBB Fund, Inc. (21 portfolios)
                           Trustee since November 2001.        (registered investment company); NYSE
                                                               Regulation, Inc.; Financial Industry
                                                               Regulatory Authority (FINRA).

* Effective July 1, 2008, John J. Quindlen resigned from the Board of Trustees and Thomas Leonard was appointed to the Board of Trustees.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
---------------------------------------
  TRUSTEES AND OFFICERS -- CONTINUED

--------------------------------------------------------------------------------

EXECUTIVE OFFICERS

                                    POSITION(S) HELD
                                      WITH TRUST,                        PRINCIPAL OCCUPATION(S)
                                   TERM OF OFFICE AND                    DURING PAST FIVE YEARS,
    NAME, ADDRESS AND                LENGTH OF TIME                        OTHER DIRECTORSHIPS
      DATE OF BIRTH                      SERVED                                    HELD
------------------------   ---------------------------------   -------------------------------------------
NEIL WOLFSON               President and Chief Executive       President, Wilmington Trust Investment
1100 North Market Street   Officer                             Management, LLC ("WTIM") since
Wilmington, DE 19890                                           2006; Chief Investment Officer, WTIM
Date of Birth: 6/64        Shall serve at the pleasure of      from 2004 to 2006; Partner with KPMG
                           the Board and until successor       (public accounting) from 1996 to 2004.
                           is elected and qualified.
                           Officer since January 2006.         N/A

----------------------------------------------------------------------------------------------------------

CLAYTON M. ALBRIGHT        Vice President                      Managing Director Fixed Income
1100 North Market Street                                       Management, Wilmington Trust since
Wilmington, DE 19890       Shall serve at the pleasure of      2007; Director Fixed Income Research
Date of Birth: 9/53        the Board and until successor       and Portfolio Manager, Wilmington Trust
                           is elected and qualified.           from 1996 to 2007; Vice President,
                           Officer since October 1998.         Rodney Square Management Corporation
                                                               ("RSMC") since 2001; Vice President of
                                                               WTIM since 2006; Vice President,
                                                               Wilmington Trust Company since 1997.

                                                               N/A

----------------------------------------------------------------------------------------------------------

JOSEPH M. FAHEY, JR.       Vice President                      Investment Adviser, WTIM since 2003;
1100 North Market Street                                       Vice President, RSMC since 1992.
Wilmington, DE 19890       Shall serve at the pleasure of
Date of Birth: 1/57        the Board and until successor       N/A
                           is elected and qualified.
                           Officer since November 1999.

----------------------------------------------------------------------------------------------------------

JOHN J. KELLEY             Vice President & Chief              Chief Operations Officer of WTIM since
1100 North Market Street   Financial Officer                   2006; Chief Operations Officer of RSMC
Wilmington, DE 19890                                           since 2005; Vice President of PNC Global
Date of Birth: 9/59        Shall serve at the pleasure of      Investment Servicing (U.S.), Inc.
                           the Board and until successor       (formerly PFPC Inc.) from January 2005
                           is elected and qualified.           to July 2005; Vice President of
                           Officer since September 2005.       Administration, 1838 Investment
                                                               Advisors, LP from 1999 to 2005; Chief
                                                               Compliance Officer, 1838 Investment
                                                               Advisors, LP from 2004 to 2005.

                                                               N/A

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
---------------------------------------
  TRUSTEES AND OFFICERS -- CONTINUED

--------------------------------------------------------------------------------

EXECUTIVE OFFICERS (CONTINUED)

                                    POSITION(S) HELD
                                      WITH TRUST,                        PRINCIPAL OCCUPATION(S)
                                   TERM OF OFFICE AND                    DURING PAST FIVE YEARS,
    NAME, ADDRESS AND                LENGTH OF TIME                        OTHER DIRECTORSHIPS
      DATE OF BIRTH                      SERVED                                    HELD
------------------------   ---------------------------------   --------------------------------------------
ANNA M. BENCROWSKY         Chief Compliance Officer &          Chief Compliance Officer, WTIM since
1100 North Market Street   Anti-Money Laundering               2007; Vice President, WTIM since 2004;
Wilmington, DE 19890       Officer                             Vice President and Chief Compliance
Date of Birth: 5/51                                            Officer, RSMC since 2004; Vice
                           Shall serve at the pleasure of      President and Chief Compliance Officer,
                           the Board and until successor       1838 Investment Advisors, LP from
                           is elected and qualified;           1999 to 2004.
                           Officer since September 2004.
                                                               N/A

----------------------------------------------------------------------------------------------------------

CHARLES CURTIS             Vice President & Treasurer          Director Commingled Fund Operations of
1100 North Market Street                                       Wilmington Trust since February 2007;
Wilmington, DE 19890       Shall serve at the pleasure of      Vice President of PNC Global Investment
Date of Birth: 10/55       the Board and until successor       Servicing (U.S.), Inc. (formerly PFPC
                           is elected and qualified;           Inc.) from 2001 to 2007.
                           Officer since February 2007.
                                                               N/A

----------------------------------------------------------------------------------------------------------

EDWARD W. DIFFIN, JR.      Vice President & Secretary          Director of Mutual Fund Regulatory
1100 North Market Street                                       Administration of WTIM since November
Wilmington, DE 19890       Shall serve at the pleasure of      2006; Coleman Counsel Per Diem from
Date of Birth: 1/52        the Board and until successor       November 2005 to November 2006; Vice
                           is elected and qualified;           President and Senior Counsel of Merrill
                           Officer since February 2007.        Lynch & Co., Inc. from 1994 to 2005.

                                                               N/A

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
---------------------------------------
  VOTING PROXIES ON FUND PORTFOLIO SECURITIES

--------------------------------------------------------------------------------

A description of the policies and procedures that the Trust used to determine how to vote proxies relating to securities held in the Trust's portfolios is available without charge by calling the Fund at (800) 336-9970 or on the SEC's website at http://www.sec.gov. Information regarding how the investment adviser voted proxies for the most recent twelve month period ended June 30, 2008 is available, without charge by calling the Fund at (800) 336-9970 or on the SEC's website listed above.

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

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

TRUSTEES

Nicholas A. Giordano
Chairman of the Board

Robert H. Arnold

Dr. Eric Brucker

Ted T. Cecala

Robert J. Christian

Louis Klein Jr.

Thomas Leonard

Mark A. Sargent

OFFICERS

Neil Wolfson
President & Chief Executive Officer

John J. Kelley
Vice President & Chief Financial Officer

Charles D. Curtis
Vice President & Treasurer

Edward W. Diffin Jr.
Vice President & Secretary

Clayton M. Albright
Vice President

Joseph M. Fahey Jr.
Vice President

Anna M. Bencrowsky
Chief Compliance Officer

CUSTODIAN

Wilmington Trust Company
1100 North Market Street, Wilmington, DE 19890

INVESTMENT ADVISER AND ADMINISTRATOR

Rodney Square Management Corporation
1100 North Market Street, Wilmington, DE 19890

SUB-ADMINISTRATOR, TRANSFER AGENT, AND ACCOUNTING AGENT

PNC Global Investment Servicing (U.S.), Inc.
301 Bellevue Parkway, Wilmington, DE 19809

THIS ANNUAL REPORT IS AUTHORIZED  FOR  DISTRIBUTION  ONLY TO
SHAREHOLDERS  AND TO  OTHERS  WHO HAVE  RECEIVED  A  CURRENT
PROSPECTUS   OF  THE   WILMINGTON   MULTI-MANAGER   FUNDS  -
INSTITUTIONAL AND A SHARES.

WILMINGTON |
     FUNDS |

                                 MULTI_ANN_6/08

                                     ETF & ASSET ALLOCATION FUNDS

                                              ANNUAL REPORT  |  JUNE 30, 2008





--------------------------------------------------------------------------------

                                                                  ETF ALLOCATION
                                                     AGGRESSIVE ASSET ALLOCATION
                                                       MODERATE ASSET ALLOCATION
                                                   CONSERVATIVE ASSET ALLOCATION




                      WILMINGTON  |
                           FUNDS  |                            [GRAPHIC OMITTED]

WILMINGTON FUNDS -- ETF & ASSET ALLOCATION FUNDS
------------------------------------------------

--------------------------------------------------------------------------------

CONTENTS                                                               page

President's Message ................................................     3

Expense Disclosure .................................................    18

Disclosure of Portfolio Holdings ...................................    20

Investments ........................................................    21

Financial Statements ...............................................    23

Financial Highlights ...............................................    31

                                                                       page

Notes to Financial Statements. .....................................    39

Report of Independent Registered
   Public Accounting Firm ..........................................    45

Tax Information ....................................................    46

Trustees and Officers ..............................................    47


DEFINITION OF INDICES

It is not possible to invest directly in an index. All indices represented are unmanaged.

All indices assume the reinvestment of dividends and interest income unless otherwise noted.

DOW JONES -- AIG COMMODITY INDEX TOTAL RETURNSM is designed to be a diversified benchmark for commodities as an asset class, and reflects the returns that are potentially available through an unleveraged investment in the futures contracts on physical commodities comprising the Index plus the rate of interest that could be earned on cash collateral invested in specified Treasury Bills. The Index is currently composed of futures contracts on 19 physical commodities.

DOW JONES GLOBAL AGGRESSIVE PORTFOLIO INDEXSM, DOW JONES GLOBAL MODERATE PORTFOLIO INDEXSM AND DOW JONES GLOBAL MODERATELY CONSERVATIVE PORTFOLIO INDEXSM measure the performance of aggressive, moderate and conservative portfolios based on incremental levels of potential risk. The indexes are designed to systematically measure various levels of risk relative to the risk of a global all-stock index. The Dow Jones ("DJ") Global Aggressive Portfolio Index measures the risk of a portfolio with 100% exposure to equity securities; the DJ Global Moderate Portfolio Index measures the risk of a portfolio with 60% exposure to equity securities; and the DJ Global Moderately Conservative Portfolio Index measures the risk of a portfolio with 40% exposure to equity securities.

FTSE NAREIT(R) EQUITY INDEX is market-value weighted unmanaged index based upon the last closing price of the month for tax-qualified real estate investment trusts currently trading on the New York Stock Exchange, the NASDAQ National Market System and the American Stock Exchange.

LEHMAN U.S. AGGREGATE INDEX is an unmanaged index of USD-denominated, investment-grade, fixed-rate, taxable bond market of SEC-registered securities. The index includes bonds from the Treasury, Government-related, Corporate, MBS, ABS and CMBS sectors.

LEHMAN U.S. INTERMEDIATE GOVERNMENT/CREDIT INDEX is an unmanaged index of USD-denominated, investment-grade, fixed-rate, taxable bond market of SEC-registered securities. The index includes bonds from the Treasury, Government-related and Corporate sectors with a maturity range between 1 and 10 years.

LEHMAN U.S. MUNICIPAL INDEX is an unmanaged index that tracks performance of the USD-denominated long-term tax-exempt bond market. The Index has four main sectors: state and local general obligation bonds, revenue bonds, Insured bonds, and prerefunded bonds.

LEHMAN U.S. TREASURY 10-20 YEAR INDEX is an unmanaged index of fixed-rate coupon-bearing U.S. Treasury securities with a maturity range of 10 to 20 years.

LEHMAN U.S. TREASURY TIPS INDEX is an unmanaged index of USD-denominated, investment-grade, fixed-rate, publicly issued, U.S. Treasury inflation-protected securities that have at least 1 year remaining to maturity and have $250 million or more of outstanding face value.

WILMINGTON FUNDS -- ETF & ASSET ALLOCATION FUNDS
------------------------------------------------
   DEFINITION OF INDICES -- CONTINUED
--------------------------------------------------------------------------------

MSCI EAFE(R) (EUROPE, AUSTRALASIA, FAR EAST) INDEX is a free float-adjusted market capitalization index that is designed to measure developed market equity performance, excluding the U.S. & Canada. As of June 2008, the MSCI EAFE Index consisted of the following 21 developed market country indices: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom.

MSCI EMERGING MARKETS INDEXSM is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global emerging markets. As of June 2008, the MSCI Emerging Markets Index consisted of the following 25 emerging market country indices: Argentina, Brazil, Chile, China, Colombia, Czech Republic, Egypt, Hungary, India, Indonesia, Israel, Jordan, Korea, Malaysia, Mexico, Morocco, Pakistan, Peru, Philippines, Poland, Russia, South Africa, Taiwan, Thailand and Turkey.

RUSSELL 3000(R) INDEX measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

RUSSELL 2000(R) INDEX measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index.

RUSSELL 2000(R) GROWTH INDEX measures the performance of those Russell 2000 Index companies with higher price-to-book ratios and higher forecasted growth values.

RUSSELL 2000(R) VALUE INDEX measures the performance of those Russell 2000 Index companies with lower price-to-book ratios and lower forecasted growth values.

RUSSELL 1000(R) INDEX measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index.

RUSSELL 1000(R) GROWTH INDEX measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.

RUSSELL 1000(R) VALUE INDEX measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values.

STANDARD & POOR'S 500 INDEX (S&P 500(R)) is a market capitalization-weighted index of 500 common stocks chosen for market size, liquidity, and industry group representation to represent U.S. equity performance.

S&P/CASE-SHILLER(R) U.S. NATIONAL HOME PRICE INDEX measures the residential housing market, tracking changes in the value of the residential real estate market in 20 metropolitan regions across the United States.

THE DOW JONES INDICES ARE A SERVICE MARK OF DOW JONES & COMPANY, INC.

EAFE AND MSCI ARE TRADEMARKS OF MORGAN STANLEY CAPITAL INTERNATIONAL.

LEHMAN U.S. AGGREGATE INDEX, LEHMAN U.S. INTERMEDIATE GOVERNMENT/CREDIT INDEX, LEHMAN U.S. MUNICIPAL INDEX, LEHMAN U.S. TREASURY 10-20 YEAR INDEX, AND LEHMAN U.S. TREASURY TIPS INDEX(C) LEHMAN BROTHERS.

NAREIT IS A REGISTERED TRADEMARK OF THE NATIONAL ASSOCIATION OF REAL ESTATE INVESTMENT TRUSTS.

THE RUSSELL INDICES ARE TRADEMARKS OF FRANK RUSSELL COMPANY.

S&P INDICES ARE A REGISTERED TRADEMARK OF STANDARD & POOR'S CORPORATION, INC., A DIVISION OF THE MCGRAW-HILL COMPANIES.

STANDARD & POOR'S/CASE-SHILLER(R) U.S. NATIONAL HOME PRICE INDEX IS A REGISTERED TRADEMARK OF STANDARD & POOR'S CORPORATION, A DIVISION OF THE MCGRAW-HILL COMPANIES, INC.

WILMINGTON FUNDS -- ETF & ASSET ALLOCATION FUNDS
------------------------------------------------
   PRESIDENT'S MESSAGE
--------------------------------------------------------------------------------

DEAR SHAREHOLDER:

   When the Funds' fiscal year closed on June 30, 2008, investors had endured 12 months of economic challenges. Financial market struggles were pervasive and painful during the period. At the time of this report, lingering concerns on many fronts have left investors trying to navigate a rocky economic landscape.

THE SUBPRIME STORM PUMMELED THE MARKETS

   The subprime mortgage tempest was identified in early 2007 and ultimately created a full-blown crisis in the credit markets by year-end. Since then, it has become clear that the storm was primarily caused by a mix of excessive consumer borrowing, overly-lenient mortgage lending practices, and declining home equity values. The contagion spread when risky mortgages were repackaged into asset-backed securities and other structured investment vehicles. As the credit storm roiled into early 2008, it battered certain investment banks, forcing them to take multi-billion dollar write-downs.

   By spring 2008, economic news was gloomy. The Standard & Poor's/Case-Shiller U.S. National Home Price Index, which tracks 20 urban areas, posted a record low of -15.3% for the 12 months ended April 30, 2008. Dramatically rising energy prices also hurt consumer confidence.

THE FED TOOK A RANGE OF ACTIONS TO HELP

   During most of the fiscal year, the Federal Reserve Open Market Committee (the "Fed") took measures to lower its benchmark rate. During the 12 months ended June 30, 2008, the Fed made seven rate cuts, two of which were as large as 0.75% each, to eventually reach 2% on April 30, 2008, a level not seen since December 2004. Policymakers also took unprecedented action in their controversial bailout of investment bank Bear Stearns, and then opened their discount window to others. During a scheduled late-June meeting, the Fed decided to keep its rate unchanged at 2%, a decision many believe revealed both a turning point and a new focus for policymakers--their fear of igniting inflation. The Fed's concerns also extended to rapidly rising commodity prices and declines in the value of the U.S. dollar abroad. At the end of the period, policymakers looked to shore up financial firms and the credit market by making it easier for private equity companies to invest in banks.

THE STOCK MARKET WAS VOLATILE AND DISAPPOINTING

   This blanket of economic woes weighed heavily on markets during the fiscal year. The broad U.S. stock market, as measured by the Russell 3000 Index, declined -12.7% for the period. Large-cap growth and large-cap value stocks perpetuated their trend of growth outperforming value. The Russell 3000 Growth Index slid -6.4%, while the Russell 3000 Value Index dropped -19%. Unsettling economic and corporate news, including weak earnings reports and analysts' downgrades hitting large corporations like GM and Citigroup, combined with soaring oil prices to keep markets volatile up to the last day of the fiscal year and into July 2008.

WILMINGTON FUNDS -- ETF & ASSET ALLOCATION FUNDS
------------------------------------------------
   PRESIDENT'S MESSAGE -- CONTINUED
--------------------------------------------------------------------------------

FOREIGN STOCKS WERE NO STRANGER TO SUBPRIME IMPACT

   Capital markets in the U.S. and abroad have become increasingly interconnected. Financial challenges as strong as those that hit the U.S. stock and bond markets during the fiscal year had effects that reached beyond the U.S. borders. In spring 2008, when the subprime mortgage crisis created great concern on Wall Street, the impact extended abroad. Both domestic and foreign credit markets felt the pain. Adding to the volatility was the declining value of the U.S. dollar in foreign countries. For the fiscal year, the EAFE Index recorded a loss of -13.1%, in contrast to the previous June-to-June period, when the index gained 24.1%. The losses were widespread, as demonstrated by the -12.7% drop of the EAFE Emerging Markets Index.

ECONOMIC WORRIES POWERED A PUSH FOR QUALITY BONDS

   The credit markets continued to bear the weight of economic uncertainty for the first nine months of the Funds' fiscal year, generating a long reign of favor for the U.S. Treasury market. Safety and liquidity were paramount to investors seeking a haven from the distressed credit markets, and U.S. Treasuries provided both. During early 2008, credit market watchers focused on the plight of certain investment banks, particularly Bear Stearns, and Treasuries became even more attractive. For the 12 months ended June 30, 2008, the Lehman U.S. Aggregate Index returned 7.1%, while the Lehman U.S. Treasury 10-20 Year Index returned 12.2%. Treasury Inflation Protected Securities (TIPS) performed even better for the same period, with the Lehman U.S. Treasury TIPS Index returning 15.1%.

   By spring 2008, some credit market problems began to show signs of easing. The flight to quality began to slowly decrease, as it seemed to some that the credit markets were stabilizing. The Fed's actions to bolster investment banks alleviated concern about the potentially catastrophic outcome of one or more collapsing. In June, inflation began to appear as a new concern. Skyrocketing oil prices--and the rapidly rising cost of food, among other essentials--became big concerns for consumers. Faced with pain at the pump, hit by higher costs at the supermarket, and well aware of declining home values, consumers showed a lack of confidence. To add to already tough times, the Bureau of Labor Statistic's June employment summary showed continued weakness, with job losses (nonfarm payroll) reaching 62,000.

MUNICIPALS WERE NOT FREE FROM PAIN

   As with many other capital markets, the municipal bond market was hit hard in late fall 2007 by the subprime mortgage crisis. Losses due to subprime exposure shook municipal bond insurance firms like MBIA, Inc. (MBIA) and Ambac Financial Group, Inc. (Ambac). Together, the two apply their corporate guarantees to about half of all U.S. municipal bonds. By year-end 2007, the firms began to pursue raising capital in order to solidify their AAA ratings; however, their situations--and ratings--continued to decline. In late June 2008, Moody's downgraded MBIA from AAA to A2 and Ambac from AAA to Aa3, both actions causing further concern about the vitality of the insuring firms. For the 12 months ended June 30, 2008, the Lehman U.S. Municipal Bond Index returned 3.2%.

MOST REAL ASSETS RALLIED

   During the fiscal year ended June 30, 2008, the performance of most real assets surpassed traditional investments. Real estate investment trusts (REITs) were hurt by the mortgage and housing woes of the period. For the 12 months ending June 30, 2008, the benchmark FTSE NAREIT Equity Index declined -13.6%. However, commodities performed very well. The Dow Jones-AIG Commodity Index Total Return returned 41.6% for the same 12-month period. Oil prices moved from about $100 a barrel at calendar year-end 2007 to approximately $140 per barrel by June 30, 2008. Gold, which was roughly $650 per ounce last June, reached approximately $930 an ounce by June 30, 2008.


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DECLINING RATES HURT MONEY MARKET RETURNS

   Over the 12-month period, money market returns declined as shown by the downward trend of quarterly returns from the Merrill Lynch 91-Day T-Bill Actual Price Index: 1.3%, 1.05%, 0.88%, and 0.31%. Yields of both 10-Year U.S. Treasury notes and 6-Month U.S. Treasury bills followed a rocky course. On August 8, 2007, March 18, 2008, and June 30, 2008, rates for the six-month bills were 5%, 1.17%, and 2.17%, respectively. For the same dates, the yields of ten-year notes were also on a seesaw, but without such extreme ups and downs: 4.88%, 3.40%, and 3.97%.

   By the end of first quarter 2008, policymakers also looked to shore up financial firms and the credit market by making it easier for private equity firms to invest in banks. With the Fed's focus moving to inflation-prevention as of June 30, 2008, further rate cuts are not expected. In fact, some observers began to see the possibility of a rate increase before calendar year-end 2008.

THE FUTURE IS LIKELY TO BE ANYTHING BUT DULL

   At the close of the fiscal year, two economic schools of thought prevail. Fed policymakers, as primarily demonstrated by their decision to keep rates steady in late June, seem to be worried more about inflation as a significant threat to the economy and less about the prospects of a severe or protracted economic decline. This outlook was countered by others thinking that the economy is headed south, due to large housing losses, reduced credit availability, rising consumer prices, and increased unemployment.

   The big picture is that the U.S. economy seems to be transitioning to a more balanced growth path, one that is less dependent on leveraged consumption and more driven by investment and net exports. In the short-run, market volatility will probably remain high as uncertainties about the direction of the economy are not likely to be resolved soon.

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

WILMINGTON ETF ALLOCATION FUND

   Wilmington ETF Allocation Fund -- Institutional Shares (the "Fund") recorded a total return of
-8.37% during the 12 months ended June 30, 2008. Obviously disappointing in absolute terms, the Fund's relative performance was nonetheless good: all three of the Fund's benchmarks suffered larger declines. The Dow Jones Global Aggressive Portfolio Index (DJ Aggressive Index), the Fund's primary benchmark, which includes a mix of equities from the United States, developed international markets, and emerging markets, fell -11.27%. The average multi-cap core mutual fund, as reported by Lipper Inc., fell a bit more, -11.88%. The S&P 500 Index, which is dominated by large-capitalization U.S. companies, declined -13.12%.

TWO ASSET ALLOCATION CHANGES DRIVE THE FUND'S RESULT

   We adjusted the investment mix of the Fund several times during the fiscal year, but two of the changes accounted for the majority of the Fund's performance advantage relative to its benchmarks. At the beginning of the fiscal year, we tripled the Fund's exposure--from 5% to 15% of assets--to emerging equity markets. This move helped as such markets, measured by the MSCI Emerging Markets Index, returned 4.63% during the 12 months. The transaction was funded with the proceeds of the Fund's investment in exchange-traded funds (ETFs) tracking the performance of real estate investment trusts, or REITs, which had equaled 10% of fund assets. REITs, measured by the FTSE NAREIT Equity Index, returned -13.64% as the residential housing market stumbled badly and the commercial real estate market softened.


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   A move to  large-capitalization  U.S. growth stocks also played a significant role in helping the Fund to outperform its benchmarks. At the beginning of September 2007, we liquidated the Fund's entire position in ETFs tracking the performance of large-cap U.S. value stocks (roughly 60% of the Fund's assets at that time) and placed all of the proceeds in ETFs tracking large-cap U.S. growth stocks. From that point through the end of the fiscal year, large-cap growth stocks, as measured by the Russell 1000 Growth Index, returned -4.78%, while their value-oriented counterparts (the Russell 1000 Value Index) fell -14.87%. The weakness in value stocks--shares in companies that tend to grow their earnings at relatively modest rates and that trade at relatively modest prices in relation to their earnings or book values--reflected the investors' worries about the health of financial services companies. Many of those companies saw their stock prices fall dramatically during the 2008 fiscal year.

THE FUND'S INVESTMENT APPROACH EVOLVES

   On the final day of the fiscal year, the Fund invested for the first time in exchange-traded funds focused on individual U.S. equity sectors and individual countries. These investments reflect both the development of the ETF market--there is now a wide array of ETFs available to permit investment in myriad markets and market segments--and our confidence in our ability to tactically shift assets among markets and market segments for the benefit of the Fund's shareholders. We believe the Fund's long-term track record demonstrates this ability.

   The Fund's initial sector- and country-specific investments were made in energy (5% of fund assets), materials (5%), Brazil (3%), Russia (3%), Canada (3%), Switzerland (3%), and Spain (3%). Our research leads us to believe that the implementation of sector- and country-specific investments could potentially add to the annualized returns of the Fund over full market cycles, on an after-tax basis. We anticipate that the volatility of the Fund's performance will be consistent with that of the broad U.S. stock market. We do not expect sector- and country-specific investments to account for more than 40% of the Fund's assets at any given time. From time to time, the Fund may hold less than 40% of its assets in sector- or country-specific holdings, or none at all.

HOW SECTOR AND COUNTRY SHIFTS WILL WORK

   Based on Wilmington Trust Investment Management's (WTIM) thorough back-testing of solid academic research, the ETF Allocation Fund will seek to employ sophisticated momentum techniques to rank U.S. equity sectors, developed international equity markets, and emerging equity markets. At any given time, the Fund may invest in ETFs tracking the performance of U.S. equity sectors, developed international markets, and emerging markets. As of June 30, 2008, there was sufficient capacity in the ETF market to enable the Fund to invest in ETFs tracking any of:

    o   10 S&P 500 Index sectors;

    o   15 developed international markets,  including 14 of the 21 countries in
        the  MSCI  EAFE  Index,   accounting  for  95%  of  the  index's  market
        capitalization, as well as Canada; and

    o 11 of the 25 countries included in the MSCI Emerging Markets Index, accounting for 85% of the index's market capitalization.

IMPLICATIONS OF SECTOR AND COUNTRY SHIFTS FOR FUND TURNOVER

   Our investment models may signal that we should change the Fund's sector- and country-specific ETF holdings relatively frequently. Overall, we believe the Fund will have long-term, average turnover in the range of 80-100%, a level that should allow the Fund to maintain its tax efficiency. At certain times, actual Fund turnover could be higher or lower than this estimate. Similarly, in some periods the rate at which the


                                        6
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    Fund realizes any capital gains will be quite slow;  in other  periods,  the pace may be rapid. Over time, if the number of ETFs continues to rise, as we expect, the opportunity to realize losses and offset gains should expand.
   The following graph and performance table compares the performance of the Institutional and A Shares of the ETF Allocation Fund with that of the DJ Aggressive Index and the S&P 500 Index, since the commencement of operations on December 20, 2005 through June 30, 2008.


[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA USED IN PRINTED GRAPHIC AS FOLLOWS:

                               ETF ALLOCATION FUND
       COMPARISON OF CHANGE IN VALUE OF A HYPOTHETICAL $10,000 INVESTMENT


           ETF ALLOCATION
              FUND --
           INSTITUTIONAL        DJ AGGRESSIVE      ETF ALLOCATION    S&P 500(R)
               SHARES               INDEX         FUND -- A SHARES     INDEX

12/20/05      $10,000               $10,000            $9,650         $10,000
6/30/06        10,511                10,563            10,119          10,185
6/30/07        12,634                13,018            12,140          12,281
6/30/08        11,577                11,551            11,093          10,670


--------------------------------------------------------------------------------
                               ETF ALLOCATION FUND

                                                  Average Annual Total Returns
                                                -------------------------------
                                                1 YEAR       SINCE INCEPTION(1)
                                                ------       ------------------
 ETF Allocation Fund
  -- Institutional Shares                        (8.37)%           5.96%
  -- A Shares (with sales charge)(2)            (11.83)%           4.20%
  -- A Shares at NAV                             (8.62)%           5.66%
 DJ Aggressive Index                            (11.27)%           5.87%
 S&P 500 Index                                  (13.12)%           2.60%
--------------------------------------------------------------------------------

Fund Expense Ratios(3): Institutional Shares -- 1.55% (gross) & 0.98% (net), A Shares -- 1.79% (gross) & 1.23% (net)

                                        7
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------------------------------------------------
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--------------------------------------------------------------------------------


----------
THE GRAPH SHOWS THE CHANGE IN VALUE OF A HYPOTHETICAL $10,000 INVESTMENT IN INSTITUTIONAL AND A SHARES OF THE ETF ALLOCATION FUND FOR THE PERIOD DECEMBER 20, 2005, COMMENCEMENT OF OPERATIONS, THROUGH JUNE 30, 2008, COMPARED TO THE PERFORMANCE OF THE FUND'S BENCHMARK INDICES FOR THE SAME PERIOD. ENDING VALUES AND TOTAL RETURNS SHOWN IN THE TABLE ASSUME THE REINVESTMENT OF ALL DISTRIBUTIONS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF SHARES. TOTAL RETURNS WOULD BE LOWER HAD CERTAIN FEES AND EXPENSES NOT BEEN WAIVED AND/OR REIMBURSED.

PERFORMANCE QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE. SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT
PERFORMANCE MAY BE LOWER OR HIGHER THAN THAT SHOWN HERE. PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END IS AVAILABLE BY CALLING 800-336-9970.

AN INVESTMENT IN THE FUND IS NOT INSURED BY THE FDIC OR ANY OTHER GOVERNMENTAL AGENCY, IS NOT A DEPOSIT OF OR OTHER OBLIGATION OF OR GUARANTEED BY WILMINGTON TRUST OR ANY OTHER BANK OR ENTITY, AND IS SUBJECT TO RISKS INCLUDING A POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.

(1) THE SINCE INCEPTION RETURNS ARE ANNUALIZED FOR THE PERIOD DECEMBER 20, 2005 (COMMENCEMENT OF OPERATIONS) THROUGH JUNE 30, 2008.

(2) PERFORMANCE REFLECTS THE DEDUCTION OF THE 3.50% MAXIMUM FRONT-END SALES CHARGE.

(3) THE EXPENSE RATIOS SHOWN ARE FROM THE MOST RECENT PROSPECTUS DATED NOVEMBER 1, 2007 AND WILL DIFFER FROM THE EXPENSE RATIOS DISCLOSED IN THE FINANCIAL HIGHLIGHTS TABLE IN THIS REPORT. NET EXPENSES ARE REDUCED BY CONTRACTUAL AND VOLUNTARY FEE WAIVER AGREEMENTS AND GROSS EXPENSES DO NOT REFLECT THE FEE WAIVERS. EXPENSE RATIOS SHOWN ALSO INCLUDE ACQUIRED FUND FEES AND EXPENSES NOT INCLUDE IN THE FINANCIAL HIGHLIGHTS TABLE.



WILMINGTON AGGRESSIVE ASSET ALLOCATION FUND

   Wilmington Aggressive Asset Allocation Fund - Institutional Shares (the Aggressive Fund) recorded a total return of -5.14% during the 12 months ended June 30, 2008. Obviously disappointing in absolute terms, the Fund's relative performance was nonetheless good: all three of the Fund's benchmarks suffered larger declines. The Dow Jones Global Aggressive Portfolio Index (the DJ
Aggressive Index), the Fund's primary benchmark, which includes a mix of equities from the United States, developed international markets, and emerging markets, fell -11.27%. The average multi-cap core mutual fund, as reported by Lipper Inc., fell a bit further, -11.88%. The S&P 500 Index, which is dominated by large-capitalization U.S. companies, declined -13.12%.

   The Aggressive Fund held up better than its benchmarks during its 2008 fiscal year primarily because of its modest exposure to two segments of the financial markets that shined: commodity-related securities and inflation-linked bonds
(ILBs). As measured by the Dow Jones-AIG Commodity Index, commodity-related securities returned 41.54%, while ILBs, measured by the Lehman U.S. TIPS Index, returned 15.08%. The Fund gains exposure to commodity-related securities and ILBs, as well as real estate-related securities, by investing in Wilmington Multi-Manager Real Asset Fund -- Institutional Shares (the Real Asset Fund). Throughout the fiscal year, the Aggressive Fund invested approximately 20% of its assets in the Real Asset Fund, which in turn invested portions of its assets in commodity-related securities and ILBs. The Real Asset Fund, meanwhile, raised its allocation to commodity-related securities from 20% on June 30, 2007 to 40% on June 30, 2008. Thus, the Aggressive Fund had roughly 4% to 8% of its assets indirectly invested in commodity-related securities. The Real Asset Fund's exposure to ILBs ranged from 40% to 55% of assets. The shifting exposures of the Aggressive Fund and the Real Asset Fund left the Aggressive Fund with an average exposure to ILBs of roughly 10% during the fiscal year.


                                        8
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   To a lesser  degree,  the relative  performance  of the  Aggressive  Fund was affected by the performance of one other fund in which it invests. The Wilmington Multi-Manager Large-Cap Fund -- Institutional Shares (the Large-Cap
Fund) returned -10.75% during the 12 months ended June 30, 2008, holding up somewhat better than its primary benchmark, the Russell 1000 Index, which returned -12.36%. For the first three-quarters of the fiscal year, the Aggressive Fund had roughly 40% of its assets invested in the Large-Cap Fund. At the end of the period, it had roughly 30% of its assets invested in the Large-Cap Fund.

   The following performance table compares the performance of the Institutional and A Shares of the Aggressive Fund and its predecessor, the Aggressive Allocation CTF (a common trust fund), with that of the DJ Aggressive Index and the S&P 500 Index, since the commencement of operations of the Aggressive Allocation CTF on July 15, 2003 through June 30, 2008. The Aggressive Allocation CTF's performance (July 15, 2003 to March 15, 2006) has been restated to reflect the annual deduction of fees and expenses applicable to Institutional and A Shares of the Aggressive Fund (i.e., restated to reflect class-specific expenses and including contractual investment adviser reimbursements to maintain expense limitations). The Aggressive Allocation CTF was not registered as a mutual fund under the Investment Company Act of 1940, as amended (the "1940 Act") and therefore was not subject to the investment restrictions, limitations, and diversification requirements imposed by the 1940 Act and the Internal Revenue Code 1986, as amended. If the Aggressive Allocation CTF had been registered under the 1940 Act, its performance may have been different.


[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA USED IN PRINTED GRAPHIC AS FOLLOWS:


                        AGGRESSIVE ASSET ALLOCATION FUND
       COMPARISON OF CHANGE IN VALUE OF A HYPOTHETICAL $10,000 INVESTMENT

            DOW JONES        AGGRESSIVE ASSET     AGGRESSIVE ASSET
            AGGRESSIVE      ALLOCATION FUND --   ALLOCATION FUND --   S&P 500(R)
         PORTFOLIO INDEX   INSTITUTIONAL SHARES       A SHARES          INDEX

7/15/03     $10,000            $10,000                 $ 9,650          $10,000
6/30/04      12,531             11,840                  11,381           11,594
6/30/05      14,148             13,104                  12,549           12,327
6/30/06      16,657             14,899                  14,217           13,392
6/30/07      20,530             17,619                  16,778           16,147
6/30/08      18,216             16,713                  15,877           14,029


                                        9
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

-------------------------------------------------------------------------------------------
                               AGGRESSIVE ASSET ALLOCATION FUND

                                              Average Annual Total Returns
                           ----------------------------------------------------------------
                                                      SINCE INCEPTION      SINCE INCEPTION
                                                           DATE OF             DATE OF
                                          1 YEAR    DECEMBER 20, 2005(1)   JULY 15, 2003(2)
                                         --------   --------------------   ----------------
 Aggressive Asset Allocation Fund
  -- Institutional Shares                 (5.14)%           7.12%               10.91%
  -- A Shares (with sales charge)(3)      (8.66)%           5.39%                9.77%
  -- A Shares at NAV                      (5.37)%           6.87%               10.56%
 DJ Aggressive Index                     (11.27)%           5.87%               12.84%
 S&P 500 Index                           (13.12)%           2.60%                7.06%
-------------------------------------------------------------------------------------------

Fund Expense Ratios(4): Institutional Shares -- 1.39% (gross) & 1.37% (net), A Shares -- 1.63% (gross) & 1.62% (net)


----------
THE GRAPH SHOWS THE CHANGE IN VALUE OF A HYPOTHETICAL $10,000 INVESTMENT IN INSTITUTIONAL AND A SHARES OF THE AGGRESSIVE FUND FOR THE PERIOD JULY 15, 2003 THROUGH JUNE 30, 2008, COMPARED TO THE PERFORMANCE OF THE FUND'S BENCHMARK INDICES FOR THE SAME PERIOD. ENDING VALUES AND TOTAL RETURNS SHOWN IN THE TABLE ASSUME THE REINVESTMENT OF ALL DISTRIBUTIONS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF SHARES. TOTAL RETURNS WOULD BE LOWER HAD CERTAIN FEES AND EXPENSES NOT BEEN WAIVED AND/OR REIMBURSED.

PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE. SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT
PERFORMANCE MAY BE LOWER OR HIGHER THAN THAT SHOWN HERE. PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END IS AVAILABLE BY CALLING 800-336-9970.

AN INVESTMENT IN THE FUND IS NOT INSURED BY THE FDIC OR ANY OTHER GOVERNMENTAL AGENCY, IS NOT A DEPOSIT OF OR OTHER OBLIGATION OF OR GUARANTEED BY WILMINGTON TRUST OR ANY OTHER BANK OR ENTITY, AND IS SUBJECT TO RISKS INCLUDING A POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.

(1) THE SINCE INCEPTION RETURNS SHOWN ARE FOR THE PERIOD DECEMBER 20, 2005 (COMMENCEMENT OF OPERATIONS FOR THE AGGRESSIVE FUND) THROUGH JUNE 30, 2008, WHICH IS THE PERIOD THE AGGRESSIVE FUND HAS OPERATED AS A MUTUAL FUND.

(2) THE SINCE INCEPTION RETURNS SHOWN ARE FOR THE PERIOD JULY 15, 2003 (COMMENCEMENT OF OPERATIONS FOR THE AGGRESSIVE ALLOCATION CTF) THROUGH JUNE 30, 2008. THE AGGRESSIVE FUND'S PERFORMANCE INCLUDES THE RESTATED PERFORMANCE OF THE AGGRESSIVE ALLOCATION CTF.

(3) PERFORMANCE REFLECTS THE DEDUCTION OF THE 3.50% MAXIMUM FRONT-END SALES CHARGE.

(4) THE EXPENSE RATIOS SHOWN ARE FROM THE MOST RECENT PROSPECTUS DATED NOVEMBER 1, 2007 AND WILL DIFFER FROM THE EXPENSE RATIOS DISCLOSED IN THE FINANCIAL HIGHLIGHTS TABLE IN THIS REPORT. NET EXPENSES ARE REDUCED BY CONTRACTUAL AND VOLUNTARY FEE WAIVER AGREEMENTS AND GROSS EXPENSES DO NOT REFLECT THE FEE WAIVERS. EXPENSE RATIOS SHOWN ALSO INCLUDE ACQUIRED FUND FEES AND EXPENSES NOT INCLUDE IN THE FINANCIAL HIGHLIGHTS TABLE.


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WILMINGTON MODERATE ASSET ALLOCATION FUND

   Wilmington Moderate Asset Allocation Fund -- Institutional Shares (the Moderate Fund) recorded a total return of -0.67% during the 12 months ended June 30, 2008. Obviously disappointing in absolute terms, the Moderate Fund's relative performance was nonetheless good: all three of the Moderate Fund's benchmarks suffered larger declines. The Dow Jones Global Moderate Portfolio Index (the DJ Moderate Index), the Moderate Fund's primary benchmark, which includes a mix of equities from the United States, developed international markets, and emerging markets as well as bonds, returned -3.55%. The average mixed-asset allocation moderate fund, as reported by Lipper Inc., fell further, -5.79%. The Moderate Fund's blended index benchmark, a mix of 60% S&P 500 Index and 40% Lehman Intermediate Government/Credit Index, declined -5.13%.

   The Moderate Fund held up better than its benchmarks during its 2008 fiscal year primarily because of its modest exposure to two segments of the financial markets that shined: commodity-related securities and inflation-linked bonds
(ILBs). As measured by the Dow Jones-AIG Commodity Index, commodity-related securities returned 41.54%, while ILBs, as measured by the Lehman U.S. TIPS Index, returned 15.08%. The Moderate Fund gains exposure to commodity-related securities and ILBs, as well as real estate-related securities, by investing in Wilmington Multi-Manager Real Asset Fund -- Institutional Shares (the Real Asset
Fund). Throughout the fiscal year, the Moderate Fund invested approximately 15% of its assets in the Real Asset Fund, which in turn invested portions of its assets in commodity-related securities and ILBs. The Real Asset Fund, meanwhile, raised its allocation to commodity-related securities from 20% on June 30, 2007 to 40% on June 30, 2008. Thus, the Moderate Fund had roughly 3% to 6% of its assets indirectly invested in commodity-related securities. The Real Asset Fund's exposure to ILBs ranged from 40% to 55% of assets. The shifting exposures of the Moderate Fund and the Real Asset Fund left the Moderate Fund with an average exposure to ILBs of roughly 7.5% during the fiscal year.

   To a lesser degree, the relative performance of the Moderate Fund was affected by the performance of two other funds in which it invests. Wilmington Multi-Manager Large-Cap Fund -- Institutional Shares (the Large-Cap Fund) returned -10.75% during the 12 months ended June 30, 2008, holding up somewhat better than its primary benchmark, the Russell 1000 Index, which returned -12.36%. For the first three-quarters of the fiscal year, the Moderate Fund had roughly 25% of its assets invested in the Large-Cap Fund. At the end of the period, the Moderate Fund had roughly 20% of its assets invested in the Large-Cap Fund. The Wilmington Short/Intermediate-Term Bond Fund -- Institutional Shares (the Short/Intermediate Fund), in which the Moderate Fund invested approximately 35% of its assets throughout the year, also helped boost its absolute performance. The Short/Intermediate Fund returned 6.65%, a bit less than its primary benchmark, the Lehman U.S. Intermediate Government/Credit Index, which returned 7.37%.

   The following performance table compares the performance of the Institutional and A Shares of the Moderate Fund and its predecessor, the Moderate Allocation CTF (a common trust fund), with that of the DJ Moderate Index and a Blended Index consisting of the weighted return of 60% of the S&P 500 Index and 40% Lehman Intermediate Government/Credit Index, since the commencement of operations of the Moderate Allocation CTF on July 15, 2003 through June 30, 2008. The Moderate Allocation CTF's performance (July 15, 2003 to March 15,
2006) has been restated to reflect the annual deduction of fees and expenses applicable to Institutional and A Shares of the Moderate Fund (i.e., restated to reflect class-specific expenses and including contractual investment adviser reimbursements to maintain expense limitations). The Moderate Allocation CTF was not registered as a mutual fund under the Investment Company Act of 1940, as amended (the "1940 Act") and therefore was not subject to the investment restrictions, limitations, and diversification requirements imposed by the 1940 Act and the Internal Revenue Code 1986, as amended. If the Moderate Allocation CTF had been registered under the 1940 Act, its performance may have been different.

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WILMINGTON FUNDS -- ETF & ASSET ALLOCATION FUNDS
------------------------------------------------
   PRESIDENT'S MESSAGE -- CONTINUED
--------------------------------------------------------------------------------

[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA USED IN PRINTED GRAPHIC AS FOLLOWS:


                         MODERATE ASSET ALLOCATION FUND
               COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT

                                                           BLENDED INDEX;
                                                           60% S&P 500(R)
                                                                AND
                                                             40% LEHMAN
             MODERATE ASSET         MODERATE ASSET          INTERMEDIATE
           ALLOCATION FUND --     ALLOCATION FUND --     GOVERNMENT/CREDIT
          INSTITUTIONAL SHARES         A SHARES                INDEX

7/15/03          $10,000               $ 9,650               $10,000
6/30/04           10,992                10,575                10,996
6/30/05           12,023                11,525                11,635
6/30/06           13,032                12,437                12,226
6/30/07           14,643                13,935                14,000
6/30/08           14,545                13,809                13,282



-------------------------------------------------------------------------------------------
                               MODERATE ASSET ALLOCATION FUND

                                              Average Annual Total Returns
                           ----------------------------------------------------------------
                                                      SINCE INCEPTION      SINCE INCEPTION
                                                           DATE OF             DATE OF
                                          1 YEAR    DECEMBER 20, 2005(1)   JULY 15, 2003(2)
                                         --------   --------------------   ----------------
 Moderate Asset Allocation Fund
  -- Institutional Shares                 (0.67)%           5.96%                7.84%
  -- A Shares (with sales charge)(3)      (4.41)%           4.18%                6.72%
  -- A Shares at NAV                      (0.91)%           5.65%                7.49%
 DJ Moderate Index                        (3.55)%           5.41%                9.74%
 Blended Index: 60% S&P 500
  Index and 40% Lehman Intermediate
  Government/Credit Index                 (5.13)%           3.80%                5.88%
 S&P 500 Index                           (13.12)%           2.60%                7.06%
 Lehman Intermediate Government/
  Credit Index                              7.37%           5.18%                3.80%
-------------------------------------------------------------------------------------------

Fund Expense Ratios(4): Institutional Shares -- 1.42% (gross) & 1.23% (net), A Shares -- 1.66% (gross) & 1.48% (net)

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WILMINGTON FUNDS -- ETF & ASSET ALLOCATION FUNDS
------------------------------------------------
   PRESIDENT'S MESSAGE -- CONTINUED
--------------------------------------------------------------------------------



----------
THE GRAPH SHOWS THE CHANGE IN VALUE OF A HYPOTHETICAL $10,000 INVESTMENT IN INSTITUTIONAL SHARES AND A SHARES OF THE MODERATE FUND FOR THE PERIOD JULY 15, 2003 THROUGH JUNE 30, 2008, COMPARED TO THE PERFORMANCE OF THE FUND'S BENCHMARK INDICES FOR THE SAME PERIOD. ENDING VALUES AND TOTAL RETURNS SHOWN IN THE TABLE ASSUME THE REINVESTMENT OF ALL DISTRIBUTIONS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF SHARES. TOTAL RETURNS WOULD BE LOWER HAD CERTAIN FEES AND EXPENSES NOT BEEN WAIVED AND/OR REIMBURSED.

PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE. SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT
PERFORMANCE MAY BE LOWER OR HIGHER THAN THAT SHOWN HERE. PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END IS AVAILABLE BY CALLING 800-336-9970.

AN INVESTMENT IN THE FUND IS NOT INSURED BY THE FDIC OR ANY OTHER GOVERNMENTAL AGENCY, IS NOT A DEPOSIT OF OR OTHER OBLIGATION OF OR GUARANTEED BY WILMINGTON TRUST OR ANY OTHER BANK OR ENTITY, AND IS SUBJECT TO RISKS INCLUDING A POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.

(1) THE SINCE INCEPTION RETURNS SHOWN ARE FOR THE PERIOD DECEMBER 20, 2005 (COMMENCEMENT OF OPERATIONS FOR THE MODERATE FUND) THROUGH JUNE 30, 2008, WHICH IS THE PERIOD THE MODERATE FUND HAS OPERATED AS A MUTUAL FUND.

(2) THE SINCE INCEPTION RETURNS SHOWN ARE FOR THE PERIOD JULY 15, 2003 (COMMENCEMENT OF OPERATIONS FOR THE MODERATE ALLOCATION CTF) THROUGH JUNE 30, 2008. THE MODERATE FUND'S PERFORMANCE INCLUDES THE RESTATED PERFORMANCE OF THE MODERATE ALLOCATION CTF.

(3) PERFORMANCE REFLECTS THE DEDUCTION OF THE 3.50% MAXIMUM FRONT-END SALES CHARGE.

(4) THE EXPENSE RATIOS SHOWN ARE FROM THE MOST RECENT PROSPECTUS DATED NOVEMBER 1, 2007 AND WILL DIFFER FROM THE EXPENSE RATIOS DISCLOSED IN THE FINANCIAL HIGHLIGHTS TABLE IN THIS REPORT. NET EXPENSES ARE REDUCED BY CONTRACTUAL AND VOLUNTARY FEE WAIVER AGREEMENTS AND GROSS EXPENSES DO NOT REFLECT THE FEE WAIVERS. EXPENSE RATIOS SHOWN ALSO INCLUDE ACQUIRED FUND FEES AND EXPENSES NOT INCLUDE IN THE FINANCIAL HIGHLIGHTS TABLE.

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WILMINGTON FUNDS -- ETF & ASSET ALLOCATION FUNDS
------------------------------------------------
   PRESIDENT'S MESSAGE -- CONTINUED
--------------------------------------------------------------------------------


WILMINGTON CONSERVATIVE ASSET ALLOCATION FUND

   Wilmington Conservative Asset Allocation Fund -- Institutional Shares (the Conservative Fund) recorded a total return of 1.58% during the 12 months ended June 30, 2008. Obviously disappointing in absolute terms, the Conservative Fund's relative performance was nonetheless good: all three of the Conservative Fund's benchmarks did not fare as well. The Dow Jones Global Moderately Conservative Portfolio Index (DJ Moderately Conservative Index), the Conservative Fund's primary benchmark, which includes a mix of equities from the United States, developed international markets, and emerging markets as well as bonds, returned 1.03%. The average mixed-asset allocation conservative fund, as reported by Lipper Inc., fell -2.09%. The Conservative Fund's blended index benchmark, a mix of 40% S&P 500 Index and 60% Lehman U.S. Intermediate Government/Credit Index, declined -1.03%.

   The Conservative Fund held up better than its benchmarks during its fiscal year primarily because of its modest exposure to two segments of the financial markets that shined: commodity-related securities and inflation-linked bonds
(ILBs). As measured by the Dow Jones-AIG Commodity Index, commodity-related securities returned 41.54%, while ILBs, measured by the Lehman U.S. TIPS Index, returned 15.08%. The Conservative Fund gains exposure to commodity-related securities and ILBs, as well as real estate-related securities, by investing in the Wilmington Multi-Manager Real Asset Fund -- Institutional Shares (the Real Asset Fund). For the first three quarters of the year, the Conservative Fund invested approximately 10% of its assets in the Real Asset Fund, which in turn invested portions of its assets in commodity-related securities and ILBs. At the beginning of April 2008, the Conservative Fund increased its stake in the Real Asset Fund to 15% of the portfolio. The Real Asset Fund, meanwhile, raised its allocation to commodity-related securities from 20% on June 30, 2007 to 40% on June 30, 2008. Thus, the Conservative Fund had roughly 2% to 6% of its assets indirectly invested in commodity-related securities. The Real Asset Fund's exposure to ILBs ranged from 40% to 55% of assets. The shifting exposures of the Conservative Fund and the Real Asset Fund left the Conservative Fund with an average exposure to ILBs of roughly 5% during the fiscal year.

   To a lesser degree, the relative performance of the Conservative Fund was affected by the performance of two other funds in which it invests. The Wilmington Multi-Manager Large-Cap Fund -- Institutional Shares (the Large-Cap
Fund) returned -10.75% during the 12 months ended June 30, 2008, holding up somewhat better than its primary benchmark, the Russell 1000 Index, which returned -12.36%. For the first three-quarters of the fiscal year, the Conservative Fund had roughly 20% of its assets invested in the Large-Cap Fund. At the end of the period, the Conservative Fund had roughly 10% of its assets invested in the Large-Cap Fund. The Wilmington Short/Intermediate-Term Bond Fund -- Institutional Shares (the Short/Intermediate Fund), in which the Conservative Fund invested approximately 55% of its assets throughout the year, helped add to the Conservative Fund's absolute performance. The Short/Intermediate Fund returned 6.65%, a bit less than its primary benchmark, the Lehman U.S. Intermediate Government/Credit Index, which returned 7.37%.

WILMINGTON FUNDS -- ETF & ASSET ALLOCATION FUNDS
------------------------------------------------
   PRESIDENT'S MESSAGE -- CONTINUED
--------------------------------------------------------------------------------

   The following graph and performance table compares the performance of the Institutional and A Shares of the Conservative Fund and its predecessor, the Conservative Allocation CTF (a common trust fund), with that of the DJ Moderately Conservative Index and a Blended Index consisting of the weighted return of 40% of the S&P 500 Index and 60% Lehman Intermediate Government/Credit Index, since the commencement of operations of the Conservative Allocation CTF on September 1, 2003 through June 30, 2008. The Conservative Allocation CTF's performance (September 1, 2003 to March 15, 2006) has been restated to reflect the annual deduction of fees and expenses applicable to Institutional and A Shares of the Conservative Fund (i.e., restated to reflect class-specific expenses and including contractual investment adviser reimbursements to maintain expense limitations). The Conservative Allocation CTF was not registered as a mutual fund under the Investment Company Act of 1940, as amended (the "1940 Act") and therefore was not subject to the investment restrictions, limitations, and diversification requirements imposed by the 1940 Act and the Internal Revenue Code 1986, as amended. If the Conservative Allocation CTF had been registered under the 1940 Act, its performance may have been different.


[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA USED IN PRINTED GRAPHIC AS FOLLOWS:


                       CONSERVATIVE ASSET ALLOCATION FUND
       COMPARISON OF CHANGE IN VALUE OF A HYPOTHETICAL $10,000 INVESTMENT


                                                        BLENDED INDEX:
                                                         40% S&P 500
                                                             AND
                 DOW JONES                                60% LEHMAN
                MODERATELY      CONSERVATIVE ASSET       INTERMEDIATE      CONSERVATIVE ASSET
               CONSERVATIVE   ALLOCATION FUND --      GOVERNMENT/CREDIT    ALLOCATION FUND --
                  INDEX       INSTITUTIONAL SHARES          INDEX               A SHARES

9/1/03           $10,000            $10,000                $10,000             $ 9,650
6/30/04           11,157             10,585                 10,736              10,176
6/30/05           12,189             11,382                 11,323              10,904
6/30/06           12,863             12,013                 11,699              11,478
6/30/07           14,100             13,168                 13,051              12,545
6/30/08           14,245             13,376                 12,917              12,714

WILMINGTON FUNDS -- ETF & ASSET ALLOCATION FUNDS
------------------------------------------------
   PRESIDENT'S MESSAGE -- CONTINUED
--------------------------------------------------------------------------------


---------------------------------------------------------------------------------------
                           CONSERVATIVE ASSET ALLOCATION FUND

                                                  Average Annual Total Returns
                                         ----------------------------------------------
                                                   SINCE INCEPTION      SINCE INCEPTION
                                                        DATE OF             DATE OF
                                                     DECEMBER 20,        SEPTEMBER 1,
                                         1 YEAR         2005(1)             2003(2)
                                         ----------------------------------------------
 Conservative Asset Allocation Fund
  -- Institutional Shares                  1.58%         5.40%              6.21%
  -- A Shares (with sales charge)(3)     (2.18)%         3.70%              5.10%
  -- A Shares at NAV                       1.35%         5.16%              5.87%
 DJ Moderately Conservative Index          1.03%         4.96%              7.60%
 Blended Index: 40% S&P 500 Index
    and 60% Lehman Intermediate
    Government/Credit Index              (1.03)%         4.32%              5.44%
 Lehman Intermediate Government/
    Credit Index                           7.37%         5.18%              4.15%
 S&P 500 Index                          (13.12)%         2.60%              7.04%
---------------------------------------------------------------------------------------

FUND EXPENSE RATIOS(4): INSTITUTIONAL SHARES -- 3.77% (GROSS) & 1.19% (NET), A SHARES -- 4.42% (GROSS) & 1.44% (NET)

-------------------------
THE GRAPH SHOWS THE CHANGE IN VALUE OF A HYPOTHETICAL $10,000 INVESTMENT IN INSTITUTIONAL AND A SHARES OF THE CONSERVATIVE FUND FOR THE PERIOD SEPTEMBER 1, 2003 THROUGH JUNE 30, 2008, COMPARED TO THE PERFORMANCE OF THE FUND'S BENCHMARK INDICES FOR THE SAME PERIOD. ENDING VALUES AND TOTAL RETURNS SHOWN IN THE TABLE ASSUME THE REINVESTMENT OF ALL DISTRIBUTIONS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF SHARES. TOTAL RETURNS WOULD BE LOWER HAD CERTAIN FEES AND EXPENSES NOT BEEN WAIVED AND/OR REIMBURSED.

PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE. SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT
PERFORMANCE MAY BE LOWER OR HIGHER THAN THAT SHOWN HERE. PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END IS AVAILABLE BY CALLING 800-336-9970. AN INVESTMENT IN THE FUND IS NOT INSURED BY THE FDIC OR ANY OTHER GOVERNMENTAL AGENCY, IS NOT A DEPOSIT OF OR OTHER OBLIGATION OF OR GUARANTEED BY WILMINGTON TRUST OR ANY OTHER BANK OR ENTITY, AND IS SUBJECT TO RISKS INCLUDING A POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.

(1) THE SINCE INCEPTION RETURNS SHOWN ARE FOR THE PERIOD DECEMBER 20, 2005 (COMMENCEMENT OF OPERATIONS FOR THE CONSERVATIVE FUND) THROUGH JUNE 30, 2008, WHICH IS THE PERIOD THE CONSERVATIVE FUND HAS OPERATED AS A MUTUAL FUND.

(2) THE SINCE INCEPTION RETURNS SHOWN ARE FOR THE PERIOD SEPTEMBER 1, 2003 (COMMENCEMENT OF OPERATIONS FOR THE CONSERVATIVE ALLOCATION CTF) THROUGH JUNE 30, 2008. THE CONSERVATIVE FUND'S PERFORMANCE INCLUDES THE RESTATED PERFORMANCE OF THE CONSERVATIVE ALLOCATION CTF.

(3) PERFORMANCE REFLECTS THE DEDUCTION OF THE 3.50% MAXIMUM FRONT-END SALES CHARGE.

(4) THE EXPENSE RATIOS SHOWN ARE FROM THE MOST RECENT PROSPECTUS DATED NOVEMBER 1, 2007 AND WILL DIFFER FROM THE EXPENSE RATIOS DISCLOSED IN THE FINANCIAL HIGHLIGHTS TABLE IN THIS REPORT. NET EXPENSES ARE REDUCED BY CONTRACTUAL AND VOLUNTARY FEE WAIVER AGREEMENTS AND GROSS EXPENSES DO NOT REFLECT THE FEE WAIVERS. EXPENSE RATIOS SHOWN ALSO INCLUDE ACQUIRED FUND FEES AND EXPENSES NOT INCLUDE IN THE FINANCIAL HIGHLIGHTS TABLE.

WILMINGTON FUNDS -- ETF & ASSET ALLOCATION FUNDS
------------------------------------------------
   PRESIDENT'S MESSAGE -- CONTINUED
--------------------------------------------------------------------------------


   We thank you for your investment in the Wilmington Funds, and we look forward to reporting to you again six months hence. If you would like additional information on the Funds in the meantime, we invite you to visit www.wilmingtonfunds.com, or to consult your financial advisor.


                                         Sincerely,


                                         /s/ Neil Wolfson

                                         Neil Wolfson
                                         President


July 23, 2008

YOU SHOULD CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES OF THE FUNDS CAREFULLY BEFORE INVESTING. A PROSPECTUS WITH THIS AND OTHER INFORMATION MAY BE OBTAINED BY CALLING 800-336-9970 OR VISITING THE FUNDS' WEB SITE AT WWW.WILMINGTONFUNDS.COM. THE PROSPECTUS SHOULD BE READ CAREFULLY BEFORE INVESTING.

MR. WOLFSON'S COMMENTS REFLECT THE INVESTMENT ADVISER'S VIEWS GENERALLY REGARDING THE MARKET AND THE ECONOMY AND ARE COMPILED FROM THE INVESTMENT ADVISER'S RESEARCH AND FROM COMMENTS PROVIDED BY THE PORTFOLIO MANAGERS AND THE SUB-ADVISERS OF EACH OF THE FUNDS. THESE COMMENTS REFLECT OPINIONS AS OF THE DATE WRITTEN AND ARE SUBJECT TO CHANGE AT ANY TIME.

DISTRIBUTED BY PROFESSIONAL FUNDS DISTRIBUTOR, LLC.

SEE FINANCIAL HIGHLIGHTS.

WILMINGTON FUNDS -- ETF & ASSET ALLOCATION FUNDS
------------------------------------------------
   EXPENSE DISCLOSURE
--------------------------------------------------------------------------------


DISCLOSURE OF FUND EXPENSES

The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of a Fund, you incur ongoing costs, including management fees and other Fund expenses. A Fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Tables below illustrate your Fund's costs in two ways.

    o ACTUAL FUND RETURN AND EXPENSES. The first line of each table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during the period.

    o HYPOTHETICAL 5% RETURN AND EXPENSES. The second line of each table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees, if any. Therefore, the second line of each table is useful in comparing ongoing costs only, and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The "Annualized Expense Ratio" reflects the actual expenses for the period indicated.

WILMINGTON FUNDS -- ETF & ASSET ALLOCATION FUNDS
------------------------------------------------
   EXPENSE DISCLOSURE -- CONTINUED
--------------------------------------------------------------------------------


FOR THE PERIOD JANUARY 1, 2008 TO JUNE 30, 2008

EXPENSE TABLES


                                                      BEGINNING          ENDING                                EXPENSES
                                                       ACCOUNT           ACCOUNT          ANNUALIZED             PAID
                                                        VALUE             VALUE             EXPENSE             DURING
                                                       1/1/08            6/30/08             RATIO              PERIOD*
                                                      ---------          -------          ----------           --------
ETF ALLOCATION FUND -- INSTITUTIONAL SHARES (1)
Actual Fund Return...................                 $1,000.00          $  898.10            0.70%              $3.30
Hypothetical 5% Return Before Expenses                 1,000.00           1,021.34            0.70                3.52

ETF ALLOCATION FUND -- A SHARES (1)
Actual Fund Return...................                 $1,000.00          $  896.90            0.95%              $4.48
Hypothetical 5% Return Before Expenses                 1,000.00           1,020.08            0.95                4.78

AGGRESSIVE ASSET ALLOCATION FUND -- INSTITUTIONAL SHARES (2)
Actual Fund Return...................                 $1,000.00          $  936.00            0.35%              $1.68
Hypothetical 5% Return Before Expenses                 1,000.00           1,023.10            0.35                1.76

AGGRESSIVE ASSET ALLOCATION FUND -- A SHARES (2)
Actual Fund Return...................                 $1,000.00          $  934.90            0.60%              $2.89
Hypothetical 5% Return Before Expenses                 1,000.00           1,021.84            0.60                3.02

MODERATE ASSET ALLOCATION FUND -- INSTITUTIONAL SHARES (2)
Actual Fund Return...................                 $1,000.00          $  968.30            0.50%              $2.45
Hypothetical 5% Return Before Expenses                 1,000.00           1,022.35            0.50                2.52

MODERATE ASSET ALLOCATION FUND -- A SHARES (2)
Actual Fund Return...................                 $1,000.00          $  968.00            0.75%              $3.67
Hypothetical 5% Return Before Expenses                 1,000.00           1,021.09            0.75                3.78

CONSERVATIVE ASSET ALLOCATION FUND -- INSTITUTIONAL SHARES (2)
Actual Fund Return...................                 $1,000.00          $  984.20            0.50%              $2.47
Hypothetical 5% Return Before Expenses                 1,000.00           1,022.35            0.50                2.52

CONSERVATIVE ASSET ALLOCATION FUND -- A SHARES (2)
Actual Fund Return...................                 $1,000.00          $  983.00            0.75%              $3.70
Hypothetical 5% Return Before Expenses                 1,000.00           1,021.09            0.75                3.78


----------
* Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 366.

(1) The Fund invests a substantial portion of its assets in ETFs, which are registered investment companies. In addition to the expenses reflected above, the Fund also indirectly bears fees and expenses charged by the ETFs.

(2) The Funds invest a substantial portion of their assets in other funds, which are registered investment companies. In addition to the expenses reflected above, the Funds also indirectly bear fees and expenses charged by the other funds.

WILMINGTON FUNDS -- ETF & ASSET ALLOCATION FUNDS
------------------------------------------------
   DISCLOSURE OF PORTFOLIO HOLDINGS
--------------------------------------------------------------------------------


PORTFOLIO HOLDINGS

JUNE 30, 2008
The following tables present a summary of the portfolio  holdings of each of the
Wilmington  ETF  &  Asset   Allocation  Funds  as  a  percentage  of  its  total
investments.



ETF ALLOCATION FUND

Exchange-Traded Funds
 U.S. Equity Funds.............      54.3%
 International Equity Funds....      44.4%
Short-Term Investments.........       1.3%
                                    -----
                                    100.0%
                                    =====


AGGRESSIVE ASSET ALLOCATION FUND

Affiliated Investment Companies
 International Equity Fund.....      46.7%
 U.S. Equity Funds.............      32.6%
 Real Asset Fund...............      20.7%
                                    -----
                                    100.0%
                                    =====


MODERATE ASSET ALLOCATION FUND

Affiliated Investment Companies
 Fixed Income Fund.............      35.5%
 International Equity Fund.....      26.8%
 U.S. Equity Funds.............      22.4%
 Real Asset Fund...............      15.3%
                                    -----
                                    100.0%
                                    =====


CONSERVATIVE ASSET ALLOCATION FUND

Affiliated Investment Companies
 Fixed Income Fund.............      55.9%
 International Equity Fund.....      16.5%
 Real Asset Fund...............      15.2%
 U.S. Equity Funds.............      12.4%
                                    -----
                                    100.0%
                                    =====



DISCLOSURE OF PORTFOLIO HOLDINGS

The Trust files a complete schedule of investments with the SEC for its first and third fiscal quarters on Form N-Q. Form N-Q is available without charge by visiting the SEC's website at http://www.sec.gov, or it may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

WILMINGTON FUNDS -- ETF & ASSET ALLOCATION FUNDS
------------------------------------------------
   INVESTMENTS / JUNE 30, 2008
   (Showing Percentage of Net Assets)
--------------------------------------------------------------------------------

                                                                      VALUE
                                                   SHARES            (NOTE 2)
                                                   ------          -----------

ETF ALLOCATION FUND
 EXCHANGE-TRADED FUNDS -- 99.4%
   Energy Select Sector
      SPDR Fund .............................       18,427         $ 1,623,234
   iShares MSCI Brazil
      Index Fund ............................       10,885             975,187
   iShares MSCI Canada
      Index Fund ............................       29,021             964,658
   iShares MSCI EAFE
      Growth Index Fund .....................       22,909           1,617,834
   iShares MSCI EAFE
      Index Fund ............................       75,372           5,178,056
   iShares MSCI Spain
      Index Fund ............................       17,540             949,265
   iShares MSCI Switzerland
      Index Fund ............................       40,322             959,260
   iShares Russell 1000
      Growth Index Fund .....................      261,899          14,467,301
   Market Vectors Russia
      ETF ...................................       17,792             964,682
   Materials Select Sector
      SPDR Fund .............................       38,372           1,603,950
   Vanguard Emerging
      Markets Fund ..........................       62,116           2,890,258
                                                                   -----------
   TOTAL EXCHANGE-TRADED FUNDS
     (COST $32,705,460) ..................................          32,193,685
                                                                   -----------
 SHORT-TERM INVESTMENTS -- 1.3%
   BlackRock Liquidity Funds
      TempCash Portfolio -
      Institutional Series ..................      211,060             211,060
   BlackRock Liquidity Funds
      TempFund Portfolio -
      Institutional Series ..................      211,060             211,060
                                                                   -----------
   TOTAL SHORT-TERM INVESTMENTS
     (Cost $422,120) .....................................             422,120
                                                                   -----------


                                                                      VALUE
                                                   SHARES            (NOTE 2)
                                                   ------          -----------

ETF ALLOCATION FUND (CONTINUED)
   TOTAL INVESTMENTS -- 100.7%
     (Cost $33,127,580)+ .................................         $32,615,805
   LIABILITIES IN EXCESS
     OF OTHER ASSETS, NET -- (0.7)% ......................            (211,972)
                                                                   -----------
   NET ASSETS -- 100.0%                                            $32,403,833
                                                                   ===========

AGGRESSIVE ASSET ALLOCATION FUND
 AFFILIATED INVESTMENT COMPANIES++ -- 99.5%
   Wilmington Multi-Manager
      International Fund ....................    3,369,851         $28,677,428
   Wilmington Multi-Manager
      Large-Cap Fund ........................    1,533,446          18,846,048
   Wilmington Multi-Manager
      Real Asset Fund .......................      715,460          12,699,408
   Wilmington Multi-Manager
      Small-Cap Fund ........................      131,559           1,205,079
                                                                   -----------
   TOTAL AFFILIATED INVESTMENT COMPANIES
     (COST $62,013,339)                                             61,427,963
                                                                   -----------
   TOTAL INVESTMENTS -- 99.5%
     (COST $62,013,339)(1) ...............................          61,427,963
   OTHER ASSETS IN EXCESS
     OF LIABILITIES, NET -- 0.5% .........................             294,010
                                                                   -----------
   NET ASSETS -- 100.0% ..................................         $61,721,973
                                                                   ===========


----------
++ The Fund invests in the Institutional Shares of the Affiliated Investment Companies.
+ The cost for Federal income tax purposes is $33,569,001. At June 30, 2008, net unrealized depreciation was $953,196. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $477,837 and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $1,431,033.
(1) The cost for Federal income tax purposes is $62,964,763. At June 30, 2008, net unrealized depreciation was $1,536,800. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $1,946,806 and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $3,483,606.


    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- ETF & ASSET ALLOCATION FUNDS
------------------------------------------------
   INVESTMENTS / JUNE 30, 2008 -- CONTINUED
   (Showing Percentage of Net Assets)
--------------------------------------------------------------------------------

                                                                     VALUE
                                                   SHARES           (NOTE 2)
                                                   ------         -----------

MODERATE ASSET ALLOCATION FUND
 AFFILIATED INVESTMENT COMPANIES++ -- 99.9%
   Wilmington Multi-Manager
      International Fund ....................    1,191,561        $10,140,187
   Wilmington Multi-Manager
      Large-Cap Fund ........................      631,176          7,757,154
   Wilmington Multi-Manager
      Real Asset Fund .......................      324,959          5,768,030
   Wilmington Multi-Manager
      Small-Cap Fund ........................       80,548            737,823
   Wilmington Short/
      Intermediate-Term
      Bond Fund .............................    1,333,231         13,438,969
                                                                  -----------
   TOTAL AFFILIATED INVESTMENT COMPANIES
     (COST $36,586,985) ..................................         37,842,163
                                                                  -----------
   TOTAL INVESTMENTS -- 99.9%
     (COST $36,586,985)+ .................................         37,842,163
   OTHER ASSETS IN EXCESS
     OF LIABILITIES, NET -- 0.1% .........................             22,682
                                                                  -----------
   NET ASSETS -- 100.0% ..................................        $37,864,845
                                                                  ===========


CONSERVATIVE ASSET ALLOCATION FUND
 AFFILIATED INVESTMENT COMPANIES++ -- 100.1%
   Wilmington Multi-Manager
      International Fund ....................      248,501         $ 2,114,747
   Wilmington Multi-Manager
      Large-Cap Fund ........................      109,887           1,350,515
   Wilmington Multi-Manager
      Real Asset Fund .......................      110,119           1,954,616
   Wilmington Multi-Manager
      Small-Cap Fund ........................       26,442             242,210
   Wilmington Short/
      Intermediate-Term
      Bond Fund .............................      712,909           7,186,118
                                                                   -----------
   TOTAL AFFILIATED INVESTMENT COMPANIES
     (COST $12,946,501) ..................................          12,848,206
                                                                   -----------
   TOTAL INVESTMENTS -- 100.1%
     (COST $12,946,501)(1) ...............................          12,848,206
   LIABILITIES IN EXCESS OF
     OTHER ASSETS, NET -- (0.1)% .........................             (12,325)
                                                                   -----------
   NET ASSETS -- 100.0% ..................................         $12,835,881
                                                                   ===========


----------
++ The Fund invests in the Institutional Shares of the Affiliated Investment Companies.
+ The cost for Federal income tax purposes is $37,034,292. At June 30, 2008, net unrealized appreciation was $807,871. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $1,449,084 and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $641,213.
(1) The cost for Federal income tax purposes is $13,015,413. At June 30, 2008, net unrealized depreciation was $167,207. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $262,014 and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $429,221.


    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- ETF & ASSET ALLOCATION FUNDS
------------------------------------------------
   FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

STATEMENTS OF ASSETS AND LIABILITIES
June 30, 2008


                                                                                            ETF                 AGGRESSIVE ASSET
                                                                                       ALLOCATION FUND          ALLOCATION FUND
                                                                                       ---------------          ---------------
ASSETS:
Investment in affiliated investment companies, at market value* ............             $        --              $61,427,963
Investment in unaffiliated investment companies, at market value** .........              32,615,805                       --
Receivable for fund shares sold ............................................                  22,845                  546,720
Receivable for investments sold ............................................               8,075,481                       --
Dividends receivable .......................................................                      42                      159
Other assets ...............................................................                  10,524                   10,705
                                                                                         -----------              -----------
Total assets ...............................................................              40,724,697               61,985,547
                                                                                         -----------              -----------
LIABILITIES:
Payable for fund shares redeemed ...........................................                 200,644                   24,810
Payable to sub-custodian ...................................................                      --                  201,231
Payable for investments purchased ..........................................               8,078,790                       --
Accrued advisory fee .......................................................                   4,437                       --
Other accrued expenses .....................................................                  36,993                   37,533
                                                                                         -----------              -----------
Total liabilities ..........................................................               8,320,864                  263,574
                                                                                         -----------              -----------
NET ASSETS .................................................................             $32,403,833              $61,721,973
                                                                                         ===========              ===========

NET ASSETS CONSIST OF:
Paid-in capital ............................................................             $32,143,185              $59,496,149
Distributions in excess of net investment income ...........................                  (1,942)                    (964)
Accumulated net realized gain on investments ...............................                 774,365                2,812,164
Net unrealized depreciation of investments .................................                (511,775)                (585,376)
                                                                                         -----------              -----------
NET ASSETS .................................................................             $32,403,833              $61,721,973
                                                                                         ===========              ===========

NET ASSETS BY SHARE CLASS:
   Institutional Shares ....................................................             $30,434,618              $56,984,948
   A Shares ................................................................               1,969,215                4,737,025
                                                                                         -----------              -----------
                                                                                         $32,403,833              $61,721,973
                                                                                         ===========              ===========

SHARES OF BENEFICIAL INTEREST OUTSTANDING
     ($0.01 par value, unlimited authorized shares):
   Institutional Shares ....................................................               2,831,214                5,211,842
   A Shares ................................................................                 183,583                  433,768


NET ASSET VALUE PER SHARE:
   Institutional Shares (net asset value (NAV), offering and
     redemption price) .....................................................             $     10.75              $     10.93
                                                                                         -----------              -----------
   A Shares (net asset value (NAV) and redemption price) ...................             $     10.73              $     10.92
                                                                                         -----------              -----------
   A Shares (offering price -- NAV / 0.965)                                              $     11.12              $     11.32
                                                                                         -----------              -----------
 * Investment in affiliated investment companies at cost ...................             $        --              $62,013,339
** Investment in unaffiliated investment companies at cost .................             $33,127,580              $        --

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- ETF & ASSET ALLOCATION FUNDS
------------------------------------------------
   FINANCIAL STATEMENTS -- CONTINUED
--------------------------------------------------------------------------------

STATEMENTS OF ASSETS AND LIABILITIES
June 30, 2008

                                                                  MODERATE ASSET    CONSERVATIVE ASSET
                                                                  ALLOCATION FUND     ALLOCATION FUND
                                                                  ---------------   ------------------
ASSETS:
Investment in affiliated investment companies, at market value*     $37,842,163         $12,848,206
Receivable for fund shares sold ................................        151,101                  --
Receivable for investments sold ................................          2,000              11,000
Receivable from Adviser ........................................          3,114               9,345
Dividends receivable ...........................................            129                  66
Other assets ...................................................          9,766               3,316
                                                                    -----------         -----------
Total assets ...................................................     38,008,273          12,871,933
                                                                    -----------         -----------
LIABILITIES:
Payable for fund shares redeemed ...............................         23,066               8,900
Payable to sub-custodian .......................................         77,135                  --
Other accrued expenses .........................................         43,227              27,152
                                                                    -----------         -----------
Total liabilities ..............................................        143,428              36,052
                                                                    -----------         -----------
NET ASSETS .....................................................    $37,864,845         $12,835,881
                                                                    ===========         ===========
NET ASSETS CONSIST OF:
Paid-in capital ................................................    $35,563,499         $12,837,505
Undistributed (distributions in excess of) net investment income         27,134              (1,942)
Accumulated net realized gain on investments ...................      1,019,034              98,613
Net unrealized appreciation (depreciation) of investments ......      1,255,178             (98,295)
                                                                    -----------         -----------
NET ASSETS .....................................................    $37,864,845         $12,835,881
                                                                    ===========         ===========
NET ASSETS BY SHARE CLASS:
   Institutional Shares ........................................    $21,798,767         $ 8,058,443
   A Shares ....................................................     16,066,078           4,777,438
                                                                    ===========         ===========
                                                                    $37,864,845         $12,835,881
                                                                    ===========         ===========
SHARES OF BENEFICIAL INTEREST OUTSTANDING
   ($0.01 par value, unlimited authorized shares):
   Institutional Shares ........................................      2,052,883             763,813
   A Shares ....................................................      1,516,385             453,246

NET ASSET VALUE PER SHARE:
   Institutional Shares (net asset value (NAV) and
     redemption price) .........................................    $     10.62         $     10.55
                                                                    -----------         -----------
   A Shares (net asset value (NAV) and redemption price) .......    $     10.59         $     10.54
                                                                    -----------         -----------
   A Shares (offering price -- NAV / 0.965)                         $     10.97         $     10.92
                                                                    -----------         -----------
 *Investment in affiliated investment companies at cost ........    $36,586,985         $12,946,501

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- ETF & ASSET ALLOCATION FUNDS
------------------------------------------------
   FINANCIAL STATEMENTS -- CONTINUED
--------------------------------------------------------------------------------

STATEMENTS OF OPERATIONS
For the Year Ended June 30, 2008


                                                                               ETF                    AGGRESSIVE ASSET
                                                                         ALLOCATION FUND              ALLOCATION FUND
                                                                         ---------------              ---------------
INVESTMENT INCOME:
   Dividends from investment companies ..........................          $   736,989                  $ 1,253,870(1)
                                                                           -----------                  -----------
EXPENSES:
   Advisory Fees ................................................              211,293                           --
   Administration fees ..........................................                5,979                        8,749
   Sub-administration and accounting fees .......................               38,835                       48,467
   Custody fees .................................................               12,412                       12,953
   Transfer agent fees ..........................................               19,069                       21,249
   Distribution fees - A Shares .................................                5,680                       12,376
   Professional fees ............................................               52,378                       45,046
   Reports to shareholders ......................................               14,261                       21,715
   Registration fees ............................................               25,531                       24,848
   Trustees' fees ...............................................               22,536                       22,546
   Compliance services ..........................................                6,206                        6,210
   Other ........................................................               10,252                        8,985
                                                                           -----------                  -----------
   Total expenses before fee waivers ............................              424,432                      233,144
   Expenses waived by Adviser ...................................             (116,726)                          --
   Sub-administration and accounting fees waived ................               (6,209)                      (3,107)
                                                                           -----------                  -----------
      Total expenses, net .......................................              301,497                      230,037
                                                                           -----------                  -----------
   Net investment income ........................................              435,492                    1,023,833
                                                                           -----------                  -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) from investments ....................            2,909,390                   (1,307,003)(1)
   Realized gain distributions received from investment companies                   --                    5,521,494(1)
   Net change in unrealized appreciation (depreciation)
      on investments ............................................           (6,619,501)                  (8,463,811)
                                                                           -----------                  -----------
   Net loss on investments ......................................           (3,710,111)                  (4,249,320)
                                                                           -----------                  -----------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS ............          $(3,274,619)                 $(3,225,487)
                                                                           ===========                  ===========
(1) From investments in affiliated investment companies.

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- ETF & ASSET ALLOCATION FUNDS
------------------------------------------------
   FINANCIAL STATEMENTS -- CONTINUED
--------------------------------------------------------------------------------

STATEMENTS OF OPERATIONS
For the Year Ended June 30, 2008


                                                                       MODERATE ASSET        CONSERVATIVE ASSET
                                                                       ALLOCATION FUND         ALLOCATION FUND
                                                                       ---------------       ------------------
INVESTMENT INCOME:
   Dividends from investment companies ........................          $ 1,054,690(1)           $ 387,080(1)
                                                                         -----------              ---------
EXPENSES:
   Administration fees ........................................                5,205                  1,636
   Sub-administration and accounting fees .....................               37,573                 37,495
   Custody fees ...............................................               12,951                 14,129
   Transfer agent fees ........................................               20,997                  4,799
   Distribution fees - A Shares ...............................               38,701                  9,719
   Professional fees ..........................................               44,554                 35,121
   Reports to shareholders ....................................               18,038                 14,020
   Registration fees ..........................................               24,444                 24,059
   Trustees' fees .............................................               22,546                 22,546
   Compliance services ........................................                6,203                  6,196
   Other ......................................................                7,997                  6,001
                                                                         -----------              ---------
   Total expenses before fee waivers and expense reimbursements              239,209                175,721
   Expenses waived/reimbursed by Adviser ......................              (10,028)               (95,626)
   Sub-administration and accounting fees waived ..............               (6,209)               (12,421)
                                                                         -----------              ---------
      Total expenses, net .....................................              222,972                 67,674
                                                                         -----------              ---------
   Net investment income ......................................              831,718                319,406
                                                                         -----------              ---------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized loss from investments .........................             (406,524)(1)           (178,588)(1)
   Realized gain distributions received from
      investment companies ....................................            2,048,802(1)             383,701(1)
   Net change in unrealized appreciation
      (depreciation) on investments ...........................           (2,832,283)              (353,566)
                                                                         -----------              ---------
   Net loss on investments ....................................           (1,190,005)              (148,453)
                                                                         -----------              ---------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS          $  (358,287)             $ 170,953
                                                                         ===========              =========

(1) From investments in affiliated investment companies.

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- ETF & ASSET ALLOCATION FUNDS
------------------------------------------------
   FINANCIAL STATEMENTS -- CONTINUED
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS


                                                                              ETF ALLOCATION FUND
                                                                      -----------------------------------
                                                                          FOR THE YEARS ENDED JUNE 30,
                                                                      -----------------------------------
                                                                          2008                   2007
                                                                      ------------           ------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
   Net investment income ...................................          $    435,492           $    564,638
   Net realized gain from investments ......................             2,909,390                177,272
   Net change in unrealized appreciation (depreciation)
      on investments .......................................            (6,619,501)             5,570,778
                                                                      ------------           ------------
Net increase (decrease) in net assets resulting
   from operations .........................................            (3,274,619)             6,312,688
                                                                      ------------           ------------
Distributions to shareholders from:
   Net investment income:
      Institutional Shares .................................              (420,953)              (630,339)
      A Shares .............................................               (17,682)               (31,156)
   Net realized gains:
      Institutional Shares .................................            (1,838,889)                    --
      A Shares .............................................               (97,967)                    --
                                                                      ------------           ------------
Total distributions ........................................            (2,375,491)              (661,495)
                                                                      ------------           ------------
Fund share transactions (Note 5): Proceeds from shares sold:
      Institutional Shares .................................             9,683,401             24,852,665
      A Shares .............................................               314,519              1,828,944
   Cost of shares issued on reinvestment of distributions:
      Institutional Shares .................................             1,758,353                180,435
      A Shares .............................................               117,039                 26,333
   Cost of shares redeemed:
      Institutional Shares .................................           (16,596,079)            (9,852,397)
      A Shares .............................................              (895,694)               (98,004)
                                                                      ------------           ------------
Net increase (decrease) in net assets from Fund
   share transactions ......................................            (5,618,461)            16,937,976
                                                                      ------------           ------------
Total increase (decrease) in net assets ....................           (11,268,571)            22,589,169
NET ASSETS:
   Beginning of Year .......................................            43,672,404             21,083,235
                                                                      ------------           ------------
   End of Year .............................................          $ 32,403,833           $ 43,672,404
                                                                      ============           ============
Distributions in excess of net investment income ...........          $     (1,942)          $    (26,360)
                                                                      ------------           ------------

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- ETF & ASSET ALLOCATION FUNDS
------------------------------------------------
   FINANCIAL STATEMENTS -- CONTINUED
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS


                                                                       AGGRESSIVE ASSET ALLOCATION FUND
                                                                       ---------------------------------
                                                                          FOR THE YEARS ENDED JUNE 30,
                                                                       ---------------------------------
                                                                           2008                 2007
                                                                       ------------          -----------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
   Net investment income ....................................          $ 1,023,833           $   393,311
   Net realized gain from investments .......................            4,214,491             1,867,641
   Net change in unrealized appreciation (depreciation)
      on investments ........................................           (8,463,811)            5,308,200
                                                                       -----------           -----------
Net increase (decrease) in net assets resulting
   from operations ..........................................           (3,225,487)            7,569,152
                                                                       -----------           -----------
Distributions to shareholders from:(1)
   Net investment income:
      Institutional Shares ..................................             (956,426)             (384,818)
      A Shares ..............................................              (70,932)              (23,694)
   Net realized gains:
      Institutional Shares ..................................           (2,317,189)             (588,274)
      A Shares ..............................................             (193,995)              (46,582)
                                                                       -----------           -----------
Total distributions .........................................           (3,538,542)           (1,043,368)
                                                                       -----------           -----------
Fund share transactions (Note 5):
   Proceeds from shares sold:
      Institutional Shares ..................................           16,829,011            28,517,703
      A Shares ..............................................            1,324,091             3,086,902
   Cost of shares issued on reinvestment of distributions:
      Institutional Shares ..................................            1,578,733               595,971
      A Shares ..............................................              257,708                64,659
   Cost of shares redeemed:
      Institutional Shares ..................................           (8,427,630)           (5,672,512)
      A Shares ..............................................           (1,395,626)             (184,757)
                                                                       -----------           -----------
Net increase in net assets from Fund share transactions .....           10,166,287            26,407,966
                                                                       -----------           -----------
Total increase in net assets ................................            3,402,258            32,933,750
NET ASSETS:
   Beginning of Year ........................................           58,319,715            25,385,965
                                                                       -----------           -----------
   End of Year ..............................................          $61,721,973           $58,319,715
                                                                       ===========           ===========
Undistributed (distributions in excess of) net investment
   income ...................................................          $      (964)          $    28,857
                                                                       -----------           -----------

(1) For financial reporting purposes,  certain distributions from net investment
    income  for  Federal   income  tax  purposes  have  been   reclassified   to
    distributions from realized gains.

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- ETF & ASSET ALLOCATION FUNDS
------------------------------------------------
   FINANCIAL STATEMENTS -- CONTINUED
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS


                                                                        MODERATE ASSET ALLOCATION FUND
                                                                       ---------------------------------
                                                                          FOR THE YEARS ENDED JUNE 30,
                                                                       ---------------------------------
                                                                           2008                 2007
                                                                       -----------           -----------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
   Net investment income ....................................          $   831,718           $   608,543
   Net realized gain from investments .......................            1,642,278               663,849
   Net change in unrealized appreciation (depreciation)
      on investments ........................................           (2,832,283)            2,038,251
                                                                       -----------           -----------
Net increase (decrease) in net assets resulting
   from operations ..........................................             (358,287)            3,310,643
                                                                       -----------           -----------
Distributions to shareholders from:(1)
   Net investment income:
      Institutional Shares ..................................             (497,752)             (423,261)
      A Shares ..............................................             (329,345)             (207,117)
   Net realized gains:
      Institutional Shares ..................................             (538,140)             (179,382)
      A Shares ..............................................             (385,873)              (94,175)
                                                                       -----------           -----------
Total distributions .........................................           (1,751,110)             (903,935)
                                                                       -----------           -----------
Fund share transactions (Note 5): Proceeds from shares sold:
      Institutional Shares ..................................            6,775,031             6,924,820
      A Shares ..............................................            3,833,605            10,043,842
   Cost of shares issued on reinvestment of distributions:
      Institutional Shares ..................................              389,216               241,933
      A Shares ..............................................              691,697               291,162
   Cost of shares redeemed:
      Institutional Shares ..................................           (5,266,696)           (7,406,649)
      A Shares ..............................................           (2,134,993)             (966,830)
                                                                       -----------           -----------
Net increase in net assets from Fund share transactions .....            4,287,860             9,128,278
                                                                       -----------           -----------
Total increase in net assets ................................            2,178,463            11,534,986
NET ASSETS:
   Beginning of Year ........................................           35,686,382            24,151,396
                                                                       -----------           -----------
   End of Year ..............................................          $37,864,845           $35,686,382
                                                                       ===========           ===========
Undistributed net investment income .........................          $    27,134           $    45,899
                                                                       -----------           -----------

(1) For financial reporting purposes,  certain distributions from net investment
    income  for  Federal   income  tax  purposes  have  been   reclassified   to
    distributions from realized gains.

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- ETF & ASSET ALLOCATION FUNDS
------------------------------------------------
   FINANCIAL STATEMENTS -- CONTINUED
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS


                                                                       CONSERVATIVE ASSET ALLOCATION FUND
                                                                       ----------------------------------
                                                                          FOR THE YEARS ENDED JUNE 30,
                                                                       ----------------------------------
                                                                           2008                  2007
                                                                       -----------            -----------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
   Net investment income ....................................          $   319,406            $   151,535
   Net realized gain from investments .......................              205,113                 59,962
   Net change in unrealized appreciation (depreciation)
      on investments ........................................             (353,566)               177,243
                                                                       -----------            -----------
Net increase in net assets resulting from operations ........              170,953                388,740
                                                                       -----------            -----------
Distributions to shareholders from:(1)
   Net investment income:
      Institutional Shares ..................................             (213,728)              (102,006)
      A Shares ..............................................             (102,549)               (51,553)
   Net realized gains:
      Institutional Shares ..................................              (89,351)               (11,331)
      A Shares ..............................................              (45,857)                (9,968)
                                                                       -----------            -----------
Total distributions .........................................             (451,485)              (174,858)
                                                                       -----------            -----------
Fund share transactions (Note 5): Proceeds from shares sold:
      Institutional Shares ..................................            1,603,968              6,268,954
      A Shares ..............................................            1,889,244              2,707,290
   Cost of shares issued on reinvestment of distributions:
      Institutional Shares ..................................              272,800                 81,454
      A Shares ..............................................              146,119                 59,846
   Cost of shares redeemed:
      Institutional Shares ..................................           (1,542,317)            (1,308,736)
      A Shares ..............................................             (420,602)              (303,040)
                                                                       -----------            -----------
Net increase in net assets from Fund share transactions .....            1,949,212              7,505,768
                                                                       -----------            -----------
Total increase in net assets ................................            1,668,680              7,719,650
NET ASSETS:
   Beginning of Year ........................................           11,167,201              3,447,551
                                                                       -----------            -----------
   End of Year ..............................................          $12,835,881            $11,167,201
                                                                       ===========            ===========
Undistributed (distributions in excess of) net investment
   income ...................................................          $    (1,942)           $     6,466
                                                                       -----------            -----------

(1) For financial reporting purposes,  certain distributions from net investment
    income  for  Federal   income  tax  purposes  have  been   reclassified   to
    distributions from realized gains.

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- ETF & ASSET ALLOCATION FUNDS
------------------------------------------------
   FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


   The following tables include selected data for a share outstanding throughout each period and other performance information derived from the financial statements. The total returns in the tables represent the rate an investor would have earned or lost on an investment in the Funds (assuming reinvestment of all dividends and distributions). This information should be read in conjunction with the financial statements and notes thereto.


                                                                                        FOR THE PERIOD
                                                  FOR THE YEARS ENDED JUNE 30,        DECEMBER 20, 2005(1)
                                                 -----------------------------              THROUGH
                                                  2008                  2007             JUNE 30, 2006
                                                 -------               -------        --------------------
ETF ALLOCATION FUND -- INSTITUTIONAL SHARES
NET ASSET VALUE -- BEGINNING OF PERIOD ....      $ 12.40               $ 10.50               $ 10.00
                                                 -------               -------               -------
INVESTMENT OPERATIONS:
   Net investment income(2) ...............         0.12                  0.20                  0.06
   Net realized and unrealized gain (loss)
      on investments ......................        (1.09)                 1.91                  0.45
                                                 -------               -------               -------
      Total from investment operations ....        (0.97)                 2.11                  0.51
                                                 -------               -------               -------
DISTRIBUTIONS:
   From net investment income .............        (0.13)                (0.21)                (0.01)
   From net realized gains ................        (0.55)                   --                    --
                                                 -------               -------               -------
      Total distributions...                       (0.68)                (0.21)                (0.01)
                                                 -------               -------               -------
NET ASSET VALUE -- END OF PERIOD ..........      $ 10.75               $ 12.40               $ 10.50
                                                 =======               =======               =======
TOTAL RETURN ..............................        (8.37)%               20.20%                 5.11%**
RATIOS (TO AVERAGE NET ASSETS)/
   SUPPLEMENTAL DATA:
   Expenses:
      Including expense limitations .......         0.70%                 0.70%                 0.70%*
      Excluding expense limitations .......         0.99%                 1.27%                 2.24%*
   Net investment income ..................         1.04%                 1.70%                 1.03%*
   Portfolio turnover rate ................          126%                   44%                   58%**
Net assets at end of period (000 omitted) .      $30,435               $40,963               $20,441

-------------------------
*   Annualized.
**  Not annualized.
(1) Commencement of operations.
(2) The net investment income per share was calculated using the average shares outstanding method.

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- ETF & ASSET ALLOCATION FUNDS
------------------------------------------------
   FINANCIAL HIGHLIGHTS -- CONTINUED
--------------------------------------------------------------------------------


                                                                                      FOR THE PERIOD
                                                FOR THE YEARS ENDED JUNE 30,        DECEMBER 20, 2005(1)
                                               -----------------------------              THROUGH
                                                2008                 2007             JUNE 30, 2006
                                               ------               ------          --------------------
ETF ALLOCATION FUND -- A SHARES
NET ASSET VALUE -- BEGINNING OF PERIOD ...     $12.38               $10.48               $10.00
                                               ------               ------               ------
INVESTMENT OPERATIONS:
   Net investment income(2) ..............       0.09                 0.17                 0.06
   Net realized and unrealized gain (loss)
      on investments .....................      (1.09)                1.91                 0.43
                                               ------               ------               ------
      Total from investment operations ...      (1.00)                2.08                 0.49
                                               ------               ------               ------
DISTRIBUTIONS:
   From net investment income ............      (0.10)               (0.18)               (0.01)
   From net realized gains ...............      (0.55)                  --                   --
                                               ------               ------               ------
      Total distributions ................      (0.65)               (0.18)               (0.01)
                                               ------               ------               ------
NET ASSET VALUE -- END OF PERIOD .........     $10.73               $12.38               $10.48
                                               ======               ======               ======

TOTAL RETURN(3) ..........................      (8.62)%              19.97%                4.86%**
RATIOS (TO AVERAGE NET ASSETS)/
   SUPPLEMENTAL DATA:
   Expenses:
      Including expense limitations ......       0.95%                0.95%                0.95%*
      Excluding expense limitations ......       1.24%                1.51%                2.38%*
   Net investment income .................       0.79%                1.42%                1.09%*
   Portfolio turnover rate ...............        126%                  44%                  58%**
Net assets at end of period (000 omitted)      $1,969               $2,709                 $643

----------
*   Annualized.
**  Not annualized.
(1) Commencement of operations.

(2) The net investment income per share was calculated using the average shares outstanding method.

(3) Total return does not reflect the impact of the maximum front-end sales load of 3.50%. If reflected, the return would be lower.

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- ETF & ASSET ALLOCATION FUNDS
------------------------------------------------
   FINANCIAL HIGHLIGHTS -- CONTINUED
--------------------------------------------------------------------------------


                                                                                                               FOR THE PERIOD
                                                                         FOR THE YEARS ENDED JUNE 30,        DECEMBER 20, 2005(1)
                                                                        -----------------------------              THROUGH
                                                                         2008                  2007             JUNE 30, 2006
                                                                        -------               -------        --------------------
AGGRESSIVE ASSET ALLOCATION FUND -- INSTITUTIONAL SHARES
NET ASSET VALUE -- BEGINNING OF PERIOD .................                $ 12.20               $ 10.55               $ 10.00
                                                                        -------               -------               -------
INVESTMENT OPERATIONS:
   Net investment income(2) ............................                   0.20                  0.10                  0.11
   Net realized and unrealized gain (loss) on
      investments ......................................                  (0.78)                 1.81                  0.50
                                                                        -------               -------               -------
      Total from investment operations .................                  (0.58)                 1.91                  0.61
                                                                        -------               -------               -------
DISTRIBUTIONS:(3)
   From net investment income ..........................                  (0.20)                (0.10)                (0.06)
   From net realized gains .............................                  (0.49)                (0.16)                   --
                                                                        -------               -------               -------
      Total distributions...                                              (0.69)                (0.26)                (0.06)
                                                                        -------               -------               -------
NET ASSET VALUE -- END OF PERIOD .......................                $ 10.93               $ 12.20               $ 10.55
                                                                        =======               =======               =======
TOTAL RETURN ...........................................                  (5.14)%               18.25%                 6.08%**
RATIOS (TO AVERAGE NET ASSETS)/
   SUPPLEMENTAL DATA:
   Expenses:
      Including expense limitations ....................                   0.35%                 0.50%                 0.50%*
      Excluding expense limitations ....................                   0.36%                 0.52%                 1.48%*
   Net investment income ...............................                   1.67%                 0.90%                 1.90%*
   Portfolio turnover rate .............................                     23%                   14%                   24%**
Net assets at end of period (000 omitted) ..............                $56,985               $53,249               $23,772

----------
*   Annualized.
**  Not annualized.
(1) Commencement of operations.
(2) The net investment income per share was calculated using the average shares outstanding method.
(3) For financial reporting purposes,  certain distributions from net investment
    income  for  federal   income  tax  purposes  have  been   reclassified   to
    distributions from realized gains.

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- ETF & ASSET ALLOCATION FUNDS
------------------------------------------------
   FINANCIAL HIGHLIGHTS -- CONTINUED
--------------------------------------------------------------------------------


                                                                                                    FOR THE PERIOD
                                                              FOR THE YEARS ENDED JUNE 30,        DECEMBER 20, 2005(1)
                                                             -----------------------------              THROUGH
                                                              2008                 2007             JUNE 30, 2006
                                                             -------              ------          --------------------
AGGRESSIVE ASSET ALLOCATION FUND -- A SHARES
NET ASSET VALUE -- BEGINNING OF PERIOD ......                $12.19               $10.54               $10.00
                                                             ------               ------               ------
INVESTMENT OPERATIONS:
   Net investment income(2) .................                  0.17                 0.08                 0.11
   Net realized and unrealized gain (loss) on
      investments ...........................                 (0.78)                1.80                 0.48
                                                             ------               ------               ------
      Total from investment operations ......                 (0.61)                1.88                 0.59
                                                             ------               ------               ------
DISTRIBUTIONS:(3)
   From net investment income ...............                 (0.17)               (0.07)               (0.05)
   From net realized gains ..................                 (0.49)               (0.16)                  --
                                                             ------               ------               ------
      Total distributions ...................                 (0.66)               (0.23)               (0.05)
                                                             ------               ------               ------
NET ASSET VALUE -- END OF PERIOD ............                $10.92               $12.19               $10.54
                                                             ======               ======               ======
TOTAL RETURN(4) .............................                 (5.37)%              18.01%                5.93%**
RATIOS (TO AVERAGE NET ASSETS)/
   SUPPLEMENTAL DATA:
   Expenses:
      Including expense limitations .........                  0.60%                0.75%                0.75%*
      Excluding expense limitations .........                  0.61%                0.76%                3.59%*
   Net investment income ....................                  1.41%                0.69%                1.90%*
   Portfolio turnover rate ..................                    23%                  14%                  24%**
Net assets at end of period (000 omitted) ...                $4,737               $5,070               $1,614

-------------------------
*   Annualized.
**  Not annualized.
(1) Commencement of operations.
(2) The net investment income per share was calculated using the average shares outstanding method.
(3) For financial reporting purposes,  certain distributions from net investment
    income  for  federal   income  tax  purposes  have  been   reclassified   to
    distributions from realized gains.
(4) Total return does not reflect the impact of the maximum front-end sales load of 3.50%. If reflected, the return would be lower.

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- ETF & ASSET ALLOCATION FUNDS
------------------------------------------------
   FINANCIAL HIGHLIGHTS -- CONTINUED
--------------------------------------------------------------------------------


                                                                                                FOR THE PERIOD
                                                              FOR THE YEARS ENDED JUNE 30,    DECEMBER 20, 2005(1)
                                                             -----------------------------          THROUGH
                                                              2008                 2007         JUNE 30, 2006
                                                             -------             -------      --------------------
MODERATE ASSET ALLOCATION FUND -- INSTITUTIONAL SHARES
NET ASSET VALUE -- BEGINNING OF PERIOD ...............       $ 11.22             $ 10.30            $ 10.00
                                                             -------             -------            -------
INVESTMENT OPERATIONS:
   Net investment income(2) ..........................          0.26                0.23               0.15
   Net realized and unrealized gain (loss) on
      investments ....................................         (0.32)               1.02               0.22
                                                             -------             -------            -------
      Total from investment operations ...............         (0.06)               1.25               0.37
                                                             -------             -------            -------
DISTRIBUTIONS:(3)
   From net investment income ........................         (0.26)              (0.23)             (0.07)
   From net realized gains ...........................         (0.28)              (0.10)                --
                                                             -------             -------            -------
      Total distributions ............................         (0.54)              (0.33)             (0.07)
                                                             -------             -------            -------
NET ASSET VALUE -- END OF PERIOD .....................       $ 10.62             $ 11.22            $ 10.30
                                                             =======             =======            =======
TOTAL RETURN .........................................         (0.67)%             12.36%              3.74%**
RATIOS (TO AVERAGE NET ASSETS)/
   SUPPLEMENTAL DATA:
   Expenses:
      Including expense limitations ..................          0.50%               0.50%              0.50%*
      Excluding expense limitations ..................          0.54%               0.69%              1.67%*
   Net investment income .............................          2.37%               2.12%              2.74%*
   Portfolio turnover rate ...........................            22%                 34%                30%**
Net assets at end of period (000 omitted) ............       $21,799             $21,147            $19,732

----------
*   Annualized.
**  Not annualized.
(1) Commencement of operations.
(2) The net investment income per share was calculated using the average shares outstanding method.
(3) For financial reporting purposes,  certain distributions from net investment
    income  for  federal   income  tax  purposes  have  been   reclassified   to
    distributions from realized gains.

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- ETF & ASSET ALLOCATION FUNDS
------------------------------------------------
   FINANCIAL HIGHLIGHTS -- CONTINUED
--------------------------------------------------------------------------------


                                                                                                FOR THE PERIOD
                                                              FOR THE YEARS ENDED JUNE 30,    DECEMBER 20, 2005(1)
                                                             -----------------------------          THROUGH
                                                              2008                 2007         JUNE 30, 2006
                                                             -------               -------    --------------------
MODERATE ASSET ALLOCATION FUND -- A SHARES
NET ASSET VALUE -- BEGINNING OF PERIOD ...............       $ 11.19               $ 10.28           $10.00
                                                             -------               -------           ------
INVESTMENT OPERATIONS:
   Net investment income(2) ..........................          0.23                  0.21             0.16
   Net realized and unrealized gain (loss) on
      investments ....................................         (0.32)                 1.01             0.19
                                                             -------               -------           ------
      Total from investment operations ...............         (0.09)                 1.22             0.35
                                                             -------               -------           ------
DISTRIBUTIONS:(3)
   From net investment income ........................         (0.23)                (0.21)           (0.07)
   From net realized gains ...........................         (0.28)                (0.10)              --
                                                             -------               -------           ------
      Total distributions ............................         (0.51)                (0.31)           (0.07)
                                                             -------               -------           ------
NET ASSET VALUE -- END OF PERIOD .....................       $ 10.59               $ 11.19          $ 10.28
                                                             =======               =======           ======
TOTAL RETURN(4) ......................................         (0.91)%               12.04%            3.49%**
RATIOS (TO AVERAGE NET ASSETS)/
   SUPPLEMENTAL DATA:
   Expenses:
      Including expense limitations ..................          0.75%                 0.75%            0.75%*
      Excluding expense limitations ..................          0.79%                 0.93%            1.87%*
   Net investment income .............................          2.11%                 1.92%            3.03%*
   Portfolio turnover rate ...........................            22%                   34%              30%**
Net assets at end of period (000 omitted) ............       $16,066               $14,539           $4,419

----------
*   Annualized.
**  Not annualized.
(1) Commencement of operations.
(2) The net investment income per share was calculated using the average shares outstanding method.
(3) For financial reporting purposes,  certain distributions from net investment
    income  for  federal   income  tax  purposes  have  been   reclassified   to
    distributions from realized gains.
(4) Total return does not reflect the impact of the maximum front-end sales load of 3.50%. If reflected, the return would be lower.

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- ETF & ASSET ALLOCATION FUNDS
------------------------------------------------
   FINANCIAL HIGHLIGHTS -- CONTINUED
--------------------------------------------------------------------------------


                                                                                                FOR THE PERIOD
                                                             FOR THE YEARS ENDED JUNE 30,     DECEMBER 20, 2005(1)
                                                             ----------------------------            THROUGH
                                                              2008               2007             JUNE 30, 2006
                                                             ------             -------       --------------------
CONSERVATIVE ASSET ALLOCATION FUND -- INSTITUTIONAL SHARES
NET ASSET VALUE -- BEGINNING OF PERIOD ...............       $10.81               $ 10.17               $10.00
                                                             ------               -------               ------
INVESTMENT OPERATIONS:
   Net investment income(2) ..........................         0.31                  0.31                 0.16
   Net realized and unrealized gain (loss)
      on investments .................................        (0.14)                 0.65                 0.10
                                                             ------               -------               ------
      Total from investment operations ...............         0.17                  0.96                 0.26
                                                             ------               -------               ------
DISTRIBUTIONS:(3)
   From net investment income ........................        (0.30)                (0.27)               (0.09)
   From net realized gains ...........................        (0.13)                (0.05)                  --
                                                             ------               -------               ------
      Total distributions ............................        (0.43)                (0.32)               (0.09)
                                                             ------               -------               ------
NET ASSET VALUE -- END OF PERIOD .....................       $10.55               $ 10.81               $10.17
                                                             ======               =======               ======
TOTAL RETURN .........................................         1.58%                 9.62%                2.59%**
RATIOS (TO AVERAGE NET ASSETS)/SUPPLEMENTAL DATA:
   Expenses:
      Including expense limitations ..................         0.50%                 0.50%                0.50%*
      Excluding expense limitations ..................         1.43%                 3.08%               10.76%*
   Net investment income .............................         2.83%                 2.86%                3.05%*
   Portfolio turnover rate ...........................           25%                   47%                  23%**
Net assets at end of period (000 omitted) ............       $8,058                $7,894               $2,725

----------
*   Annualized.
**  Not annualized.
(1) Commencement of operations.
(2) The net investment income per share was calculated using the average shares outstanding method.
(3) For financial reporting purposes,  certain distributions from net investment
    income  for  federal   income  tax  purposes  have  been   reclassified   to
    distributions from realized gains.

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- ETF & ASSET ALLOCATION FUNDS
------------------------------------------------
   FINANCIAL HIGHLIGHTS -- CONTINUED
--------------------------------------------------------------------------------


                                                                                                FOR THE PERIOD
                                                             FOR THE YEARS ENDED JUNE 30,     DECEMBER 20, 2005(1)
                                                             ----------------------------            THROUGH
                                                              2008               2007             JUNE 30, 2006
                                                             ------             -------       --------------------
CONSERVATIVE ASSET ALLOCATION FUND -- A SHARES
NET ASSET VALUE -- BEGINNING OF PERIOD ...............       $10.80                $10.17            $10.00
                                                             ------                ------            ------
INVESTMENT OPERATIONS:
   Net investment income(2) ..........................         0.28                  0.27              0.19
   Net realized and unrealized gain (loss)
      on investments .................................        (0.13)                 0.66              0.06
                                                             ------                ------            ------
      Total from investment operations ...............         0.15                  0.93              0.25
                                                             ------                ------            ------
DISTRIBUTIONS:(3)
   From net investment income ........................        (0.28)                (0.25)            (0.08)
   From net realized gains ...........................        (0.13)                (0.05)               --
                                                             ------                ------            ------
      Total distributions ............................        (0.41)                (0.30)            (0.08)
                                                             ------                ------            ------
NET ASSET VALUE -- END OF PERIOD .....................       $10.54                $10.80            $10.17
                                                             ======                ======            ======
TOTAL RETURN(4) ......................................         1.35%                 9.30%             2.53%**
RATIOS (TO AVERAGE NET ASSETS)/SUPPLEMENTAL DATA:
   Expenses:
      Including expense limitations ..................         0.75%                 0.75%             0.75%*
      Excluding expense limitations ..................         1.68%                 3.73%            10.98%*
   Net investment income .............................         2.61%                 2.57%             3.46%*
   Portfolio turnover rate ...........................           25%                   47%               23%**
Net assets at end of period (000 omitted) ............       $4,777                $3,273              $723

----------
*   Annualized.
**  Not annualized.
(1) Commencement of operations.
(2) The net investment income per share was calculated using the average shares outstanding method.
(3) For financial reporting purposes,  certain distributions from net investment
    income  for  federal   income  tax  purposes  have  been   reclassified   to
    distributions from realized gains.
(4) Total return does not reflect the impact of the maximum front-end sales load of 3.50%. If reflected, the return would be lower.

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- ETF & ASSET ALLOCATION FUNDS
------------------------------------------------
   NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1. DESCRIPTION OF THE FUNDS. WT Mutual Fund (the "Trust") is registered under the Investment Company Act of 1940, as amended, (the "1940 Act") as an open-end management investment company and was organized as a Delaware business trust on June 1, 1994. The Amended and Restated Agreement and Declaration of Trust permits the Board of Trustees (the "Trustees") to establish series of shares, each of which constitutes a series separate and distinct from the shares of other series. As of June 30, 2008, the Trust offered 19 series, four of which are included in these financial statements. The four series (each, a "Fund" and collectively, the "Funds") included are:
   Wilmington ETF Allocation Fund ("ETF Allocation Fund"), Wilmington Aggressive Asset Allocation Fund ("Aggressive Asset Allocation Fund"), Wilmington Moderate Asset Allocation Fund ("Moderate Asset Allocation Fund") and Wilmington Conservative Asset Allocation Fund ("Conservative Asset Allocation Fund") (collectively, the "Asset Allocation Funds"). The Asset Allocation Funds will invest in other open-end investment companies (mutual funds) that are series of the Trust (collectively, the "Underlying Funds"). The Underlying Funds include funds that invest in U.S. and foreign stocks, bonds and money market instruments. The Underlying Funds' financial statements are included in separate reports. The ETF Allocation Fund primarily invests in Exchange-Traded Funds ("ETFs"). ETFs are registered investment companies whose shares are listed and traded on U.S. stock exchanges or otherwise traded in the over-the-counter market. ETFs seek to track a specified securities index or a basket of securities that an "index provider" (such as Standard & Poor's, Russell or MSCI) selects as representative of a market, market segment, industry sector, country or geographic region. An ETF portfolio generally holds the same stocks or bonds as the index it tracks (or it may hold a representative sample of such securities).

   Each Fund offers two classes of shares: Institutional Shares and A Shares (formerly Investor Shares). All classes of shares have identical voting, dividend and liquidation rights. Institutional Shares are offered to retirement plans and other institutional investors. A Shares are available to all investors and are subject to a Rule 12b-1 distribution fee and a maximum front-end sales charge of 3.50%.

2. SIGNIFICANT   ACCOUNTING  POLICIES.   The  following  is  a  summary  of  the
   significant accounting policies of the Funds:

   SECURITY VALUATION. Investments in the Underlying Funds are valued at each fund's net asset value determined as of the close of business of the New York Stock Exchange (generally 4:00 p.m. Eastern time). Securities held by the ETF Allocation Fund which are listed on the securities exchange and for which market quotations are available are valued at the last quoted sale price of the day, or, if there is no such reported sale, securities are valued at the mean between the most recent quoted bid and ask prices. Securities traded on the Nasdaq Stock Market, Inc. ("NASDAQ") are valued in accordance with the NASDAQ Official Closing Price, which may not be the last sale price. Price information for listed securities is taken from the exchange where the security is primarily traded. Securities with a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value, unless the Trustees determine that this does not represent fair value. When a Fund uses fair value pricing to determine NAV, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Trustees believe accurately reflects fair value. The Funds' policy is intended to result in a calculation of a Fund's NAV that fairly reflects security values as of the time of pricing. However, fair values determined pursuant to a Fund's procedures may not accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing.

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------------------------------------------------
   NOTES TO FINANCIAL STATEMENTS -- CONTINUED
--------------------------------------------------------------------------------

   In September 2006, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (FAS 157). FAS 157 establishes a framework for measuring fair value in generally accepted accounting principles, clarifies the definition of fair value within that framework, and expands disclosures about the use of fair value measurements. FAS 157 is intended to increase consistency and comparability among fair value estimates used in financial reporting. FAS 157 is effective for fiscal years beginning after November 15, 2007. Management does not expect the adoption of FAS 157 to have an impact on the amounts reported in the financial statements.

   FEDERAL INCOME TAXES. Each Fund is treated as a separate entity for Federal income tax purposes and intends to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its income to its shareholders. Therefore, no Federal income tax provision has been made.

   Effective December 31, 2007, the Funds adopted FASB Interpretation No. 48, "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Trust's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. The adoption of FIN 48 did not result in the recording of any tax benefit or expenses.

   SECURITY TRANSACTIONS AND INVESTMENT INCOME. Investment security transactions are accounted for on a trade date basis. Each Fund uses the specific identification method for determining realized gains and losses on investments for both financial and Federal income tax reporting purposes. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis and includes the amortization of premium and accretion of discount. The Funds record expenses as incurred. Common expenses of the Trust are allocated on a pro rata basis among the series based on relative net assets.

   In addition to the expenses reflected on the statement of operations, the Funds indirectly bear the investment advisory fees and other expenses of the Underlying Funds and ETFs in which they invest. Because each of the Underlying Funds and ETFs has varied expense and fee levels, and the Funds may own different amounts of shares of these funds at different times, the amount of fees and expenses incurred indirectly will vary.

   CLASS ACCOUNTING. In calculating net asset value per share for each class, investment income, realized and unrealized gains and losses and expenses other than class-specific expenses, are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Expenses relating to a specific class are charged directly to that class.

   DISTRIBUTIONS. Distributions from net investment income, if any, are declared and paid to shareholders quarterly. Distributions from net realized gains, if any, are declared and paid to shareholders annually.

   USE OF ESTIMATES IN THE PREPARATION OF FINANCIAL STATEMENTS. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

WILMINGTON FUNDS -- ETF & ASSET ALLOCATION FUNDS
------------------------------------------------
   NOTES TO FINANCIAL STATEMENTS -- CONTINUED
--------------------------------------------------------------------------------

3. ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES. Rodney Square Management Corporation ("RSMC"), a wholly owned subsidiary of Wilmington Trust Corporation, serves as an investment adviser to the Funds. For the ETF Allocation Fund, RSMC receives a fee of 0.50% of the Fund's first $1 billion of average daily net assets, 0.45% of the Fund's next $1 billion of average daily net assets and 0.40% of the Fund's average daily net assets in excess of $2 billion. RSMC does not receive a fee directly from the Asset Allocation Funds for its services. Wilmington Trust Investment Management, LLC ("WTIM"), also a wholly owned subsidiary of Wilmington Trust Corporation and under common control with RSMC, provides certain investment services, information, advice, assistance and facilities and performs research, statistical and investment services pursuant to a sub-advisory agreement among the Trust, RSMC and WTIM. WTIM receives a subadvisory fee from RSMC with respect to the ETF Allocation Fund. WTIM does not receive a fee from the Funds for its services. RSMC serves as investment adviser for each of the Underlying Funds, and WTIM serves as sub-adviser for each of the Underlying Funds.

   RSMC has contractually agreed to reimburse operating expenses (excluding taxes, extraordinary expenses, brokerage commissions and interest) to the extent that total annual Fund operating expenses, excluding class-specific expenses (such as Rule 12b-1 or shareholder services fees), exceed the following percentages of average daily net assets:

                                         EXPENSE LIMITATION*     EXPIRATION DATE
                                         -------------------     ---------------
   ETF Allocation Fund                            0.70%           July 1, 2013
   Aggressive Asset Allocation Fund               0.50%           July 1, 2013
   Moderate Asset Allocation Fund                 0.50%           July 1, 2013
   Conservative Asset Allocation Fund             0.50%           July 1, 2013

----------
   * This expense limitation will remain in place until its expiration date, unless the Trustees approve its earlier termination.

   The Funds' Chief Compliance Officer is employed and compensated by RSMC. RSMC provides compliance services to the Funds pursuant to a Compliance Services Agreement. For these services, the Trust pays RSMC an annual fee equal to three-fourths of the Chief Compliance Officer's total compensation. The fees for these services for the year ended June 30, 2008 are shown separately on the Statements of Operations.

   RSMC provides administrative services to the Funds pursuant to an Administration Agreement. For these services, RSMC receives a fee at the annual rate of 0.0185% of the Trust's first $2 billion of total aggregate daily net assets; 0.0175% of the Trust's next $2 billion of total aggregate daily net assets; 0.0125% of the Trust's next $2 billion of total aggregate daily net assets; and 0.0080% of the Trust's total aggregate daily net assets in excess of $6 billion. The fees paid to RSMC for these services for the year ended June 30, 2008 are shown separately on the Statements of Operations.

   PNC Global Investment Servicing (U.S.), Inc. (formerly PFPC Inc.) provides sub-administration, accounting, and transfer agent services pursuant to an agreement with RSMC and the Trust for which it receives fees directly from the Funds.

WILMINGTON FUNDS -- ETF & ASSET ALLOCATION FUNDS
------------------------------------------------
   NOTES TO FINANCIAL STATEMENTS -- CONTINUED
--------------------------------------------------------------------------------

   COMPENSATION OF TRUSTEES AND OFFICERS. Except for the Funds' Chief Compliance Officer, Trustees and Officers of the Funds who are employees or officers of RSMC or WTIM, do not receive any compensation from the Funds. Trustees of the Funds who are not employees or officers of RSMC or WTIM receive compensation and reimbursement of expenses from the Funds. Under a Deferred Compensation Plan (the "Plan") adopted August 15, 2002, a disinterested Trustee may elect to defer receipt of all, or a portion, of their annual compensation. Deferred amounts are invested in shares of a series of the Trust and remain so until distributed in accordance with the Plan. Trustees' fees reflected in the accompanying financial statements include total compensation earned, whether elected to be paid in cash or deferred under the Plan.

   DISTRIBUTION FEES. The A Shares of the Fund have adopted a distribution plan under Rule 12b-1 under the 1940 Act that allows each Fund to pay a fee for the sale and distribution of A Shares, and for services provided to A Shares shareholders. The 12b-1 Plan provides for a maximum distribution fee at an annual rate of 0.25% of each Fund's average daily net assets of the A Shares.

   Wilmington Trust Company ("WTC"), an affiliate of RSMC, serves as custodian and PFPC Trust Company serves as sub-custodian to the Funds. The Funds pay WTC for its services as custodian and WTC pays PFPC Trust Company for its services as sub-custodian. The fees for these services for the year ended June 30, 2008 are shown separately on the Statements of Operations.

   The ETF Allocation Fund effects trades for security purchase and sale transactions through brokers that are affiliates of the adviser. Commissions paid on those trades for the year ended June 30, 2008 were $16,175.

4. INVESTMENT  SECURITIES  TRANSACTIONS.  During the year  ended June 30,  2008,
   purchases  and  sales  of   investment   securities   (excluding   short-term
   investments) were as follows:


                             ETF           AGGRESSIVE ASSET    MODERATE ASSET    CONSERVATIVE ASSET
                       ALLOCATION FUND     ALLOCATION FUND     ALLOCATION FUND     ALLOCATION FUND
                       ---------------     ----------------    ---------------   ------------------
   Purchases........     $52,691,414         $28,633,270         $14,400,235          $5,218,401
   Sales............      60,148,182          14,431,195           8,270,312           2,944,812

5. CAPITAL SHARE TRANSACTIONS. Transactions in shares of capital stock for the years ended June 30, 2008 and June 30, 2007 for the Institutional Shares and A Shares were as follows:


                               FOR THE YEAR ENDED              FOR THE YEAR ENDED
                                  JUNE 30, 2008                   JUNE 30, 2007
                            --------------------------     --------------------------
                            INSTITUTIONAL     A SHARES     INSTITUTIONAL     A SHARES
                            -------------     --------     -------------     --------
   ETF Allocation Fund
   -------------------
   Sold..................       832,949         26,882        2,187,957       163,788
   Issued on reinvestment
      of distributions...       145,449          9,711           15,357         2,243
   Redeemed..............    (1,449,978)       (71,826)        (848,013)       (8,533)
                             ----------        -------        ---------       -------
   Net increase (decrease)     (471,580)       (35,233)       1,355,301       157,498
                             ==========        =======        =========       =======

WILMINGTON FUNDS -- ETF & ASSET ALLOCATION FUNDS
------------------------------------------------
   NOTES TO FINANCIAL STATEMENTS -- CONTINUED
--------------------------------------------------------------------------------


                               FOR THE YEAR ENDED              FOR THE YEAR ENDED
                                  JUNE 30, 2008                   JUNE 30, 2007
                            --------------------------     --------------------------
                            INSTITUTIONAL     A SHARES     INSTITUTIONAL     A SHARES
                            -------------     --------     -------------     --------

   Aggressive Asset Allocation Fund
   --------------------------------
   Sold..................     1,436,044        112,541        2,558,237       273,218
   Issued on reinvestment
      of distributions...       134,407         21,994           51,987         5,610
   Redeemed..............      (723,269)      (116,825)        (499,878)      (15,934)
                             ----------       --------        ---------       -------
   Net increase..........       847,182         17,710        2,110,346       262,894
                             ==========       ========        =========       =======

   Moderate Asset Allocation Fund
   ------------------------------

   Sold..................       606,566        348,494          637,061       930,517
   Issued on reinvestment
      of distributions...        35,208         62,850           22,310        26,735
   Redeemed..............      (474,256)      (193,773)        (689,717)      (88,121)
                             ----------       --------        ---------       -------
   Net increase (decrease)      167,518        217,571          (30,346)      869,131
                             ==========       ========        =========       =======

   Conservative Asset Allocation Fund
   ----------------------------------

   Sold..................       148,460        175,463          580,059       254,764
   Issued on reinvestment
      of distributions...        25,286         13,572            7,624         5,626
   Redeemed..............      (140,506)       (38,902)        (125,043)      (28,361)
                             ----------       --------        ---------       -------
   Net increase..........        33,240        150,133          462,640       232,029
                             ==========       ========        =========       =======

6. FEDERAL TAX INFORMATION. Distributions to shareholders from net investment income and realized gains are determined in accordance with Federal income tax regulations, which may differ from net investment income and realized gains recognized for financial reporting purposes. Additionally, net short-term realized gains are treated as "ordinary income" for tax purposes. Accordingly, the character of distributions and composition of net assets for Federal tax purposes may differ from those reflected in the accompanying financial statements. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on the tax treatment; temporary differences due to timing of recognition of income or gains do not require such reclassification.

   At June 30, 2008, the following reclassifications were made within the capital accounts to reflect permanent differences attributable to tax character of certain distributions:


                                       ETF           AGGRESSIVE ASSET    MODERATE ASSET    CONSERVATIVE ASSET
                                 ALLOCATION FUND     ALLOCATION FUND     ALLOCATION FUND     ALLOCATION FUND
                                 ---------------     ----------------    ---------------   ------------------
   Undistributed net
     investment income ........     $ 27,561             $(26,296)           $(23,386)          $(11,537)
   Accumulated net realized
     gain on investments ......      (27,561)              26,296              23,386             11,537

WILMINGTON FUNDS -- ETF & ASSET ALLOCATION FUNDS
------------------------------------------------
   NOTES TO FINANCIAL STATEMENTS -- CONTINUED
--------------------------------------------------------------------------------


   The tax character of distributions paid for the years ended June 30, 2008 and June 30, 2007, respectively, was as follows:


                                      ETF           AGGRESSIVE ASSET    MODERATE ASSET    CONSERVATIVE ASSET
                                ALLOCATION FUND     ALLOCATION FUND     ALLOCATION FUND     ALLOCATION FUND
                                ---------------     ----------------    ---------------   ------------------
   YEAR ENDED JUNE 30, 2008
   Ordinary income.............     $544,743           $2,297,974          $1,303,775           $411,558
   Long-term capital gain......    1,830,748            1,240,568             447,335             39,927
                                  ----------           ----------          ----------           --------
   Total distributions.........   $2,375,491           $3,538,542          $1,751,110           $451,485
                                  ==========           ==========          ==========           ========


                                      ETF           AGGRESSIVE ASSET    MODERATE ASSET    CONSERVATIVE ASSET
                                ALLOCATION FUND     ALLOCATION FUND     ALLOCATION FUND     ALLOCATION FUND
                                ---------------     ----------------    ---------------   ------------------
   YEAR ENDED JUNE 30, 2007
   Ordinary income.............   $  661,495           $1,043,368          $  895,060           $174,858
   Long-term capital gain                 --                   --               8,875                 --
                                  ----------           ----------          ----------           --------
   Total distributions.........   $  661,495           $1,043,368          $  903,935           $174,858
                                  ==========           ==========          ==========           ========

   As of June 30, 2008, the components of accumulated earnings (deficit) on a tax basis were as follows:


                                      ETF           AGGRESSIVE ASSET    MODERATE ASSET    CONSERVATIVE ASSET
                                ALLOCATION FUND     ALLOCATION FUND     ALLOCATION FUND     ALLOCATION FUND
                                ---------------     ----------------    ---------------   ------------------
   Undistributed ordinary
     income....................    $ 283,484          $       978         $    29,076          $      --
   Undistributed long-term
     capital gains.............      932,302            3,763,588          1,466,3411             67,525
   Other temporary differences        (1,942)              (1,942)             (1,942)            (1,942)
   Net unrealized appreciation
     (depreciation) of
     investments...............     (953,196)          (1,536,800)            807,871           (167,207)
                                   ---------          -----------         -----------          ---------
   Total accumulated earnings
     (deficit).................    $ 260,648          $ 2,225,824         $ 2,301,346          $  (1,624)
                                   =========          ===========         ===========          =========

   The differences between book basis and tax basis components of accumulated earnings are primarily attributable to tax deferral of losses on wash sales and deferred compensation of trustees.

   For Federal income tax purposes, capital loss carryforwards are available to offset future capital gains. As of June 30, 2008, there were no capital loss carryforwards.

7. CONTRACTUAL OBLIGATIONS. The Funds enter into contracts in the normal course of business that contain a variety of indemnifications. The Funds' maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these contracts. Management has reviewed the Funds' existing contracts and expects the risk of loss to be remote.

WILMINGTON FUNDS -- ETF & ASSET ALLOCATION FUNDS
------------------------------------------------
   REPORT OF ERNST & YOUNG, LLP,
   INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

To the Shareholders and Trustees of WT Mutual Fund:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Wilmington ETF Allocation Fund, Wilmington Aggressive Asset Allocation Fund, Wilmington Moderate Asset Allocation Fund and Wilmington Conservative Asset Allocation Fund (the "Funds") (four of the series constituting WT Mutual Fund) as of June 30, 2008, and the related statements of operations for the year then ended, statements of changes in net assets for each of the two years in the period then ended, and financial highlights for each of the two years in the period then ended and the period December 20, 2005 (commencement of operations) through June 30, 2006. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Funds' internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of June 30, 2008, by correspondence with the Underlying Funds' transfer agent. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Wilmington ETF Allocation Fund, Wilmington Aggressive Asset Allocation Fund, Wilmington Moderate Asset Allocation Fund and Wilmington Conservative Asset Allocation Fund series of WT Mutual Fund at June 30, 2008, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and their financial highlights for each of the two years in the period then ended and the period December 20, 2005 (commencement of operations) through June 30, 2006, in conformity with U.S. generally accepted accounting principles.



                                                         ERNST & YOUNG LLP

Philadelphia, Pennsylvania
August 26, 2008

WILMINGTON FUNDS -- ETF & ASSET ALLOCATION FUNDS
------------------------------------------------
   TAX INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------

For the fiscal year ended June 30, 2008, certain dividends may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. For individual shareholders, a percentage of their ordinary income distribution (dividend income plus short-term gains, if any) may qualify for a maximum tax rate of 15%. Complete information is computed and reported in conjunction with your Form 1099-DIV. The percentage of ordinary income distributions that qualify is as follows:


                ETF Allocation Fund........................        86.81%
                Aggressive Asset Allocation Fund...........        52.23%
                Moderate Asset Allocation Fund.............        32.29%
                Conservative Asset Allocation Fund.........        20.55%


For corporate shareholders,  the percentage of the ordinary income distributions
(dividend  income  plus  short-term   gains,  if  any)  which  qualify  for  the
dividends-received deductions is as follows:


                ETF Allocation Fund........................        28.72%
                Aggressive Asset Allocation Fund...........        13.18%
                Moderate Asset Allocation Fund.............         9.34%
                Conservative Asset Allocation Fund.........         6.54%

Pursuant to Section 852 of the Internal Revenue Code of 1986, as amended, the capital gain distributions (from net long-term capital gains) for the fiscal year ended June 30, 2008 is as follows.

                ETF Allocation Fund........................   $1,830,748
                Aggressive Asset Allocation Fund...........   $1,240,568
                Moderate Asset Allocation Fund.............   $  447,335
                Conservative Asset Allocation Fund.........   $   39,927

In January 2009, shareholders of the Funds will receive Federal income tax information on all distributions paid to their accounts in the calendar year 2008, including any distributions paid between July 1, 2008 and December 31, 2008.

WILMINGTON FUNDS -- ETF & ASSET ALLOCATION FUNDS
------------------------------------------------
   TRUSTEES AND OFFICERS
--------------------------------------------------------------------------------

WT Mutual Fund (the "Trust") is governed by a Board of Trustees (the "Trustees"). The primary responsibility of the Trustees is to represent the interest of the Trust's shareholders and to provide oversight management of the Trust.

The following table presents certain information regarding the Trustees and Officers of the Trust. Each person listed under "Interested Trustee" below is an "interested person" of the Trust's investment advisers, within the meaning of the Investment Company Act of 1940, as amended (the "1940 Act"). Each person who is not an "interested person" of the Trust's investment advisers or the Trust within the meaning of the 1940 Act is referred to as an "Independent Trustee" and is listed under such heading below.

Unless specified otherwise, the address of each Trustee and Officer as it relates to the Trust is 1100 N. Market Street, Wilmington, DE 19890.

The Statement of Additional Information for the Funds contains additional information about the Trustees and is available, without charge, upon request, by calling (800) 336-9970 or by visiting the Funds' website at www.wilmingtonfunds.com.


INTERESTED TRUSTEES

          NAME AND                     POSITION(S) HELD
       DATE OF BIRTH,                    WITH TRUST,                    PRINCIPAL OCCUPATION(S)
     NUMBER OF FUNDS IN               TERM OF OFFICE AND                DURING PAST FIVE YEARS,
        FUND COMPLEX                    LENGTH OF TIME                    OTHER DIRECTORSHIPS
   OVERSEEN BY TRUSTEE(1)                   SERVED                          HELD BY TRUSTEE
---------------------------------  ---------------------------------  ----------------------------------
TED T. CECALA(2)                   Trustee                            Director, Chairman of the
Date of Birth: 1/49                                                   Board, and Chief Executive
                                   Shall serve at the pleasure of     Officer of Wilmington Trust
19 Funds                           the Board and until successor      Corporation and Wilmington
                                   is elected and qualified.          Trust Company since 1996;
                                   Trustee since August 2007.         Member of the Board of
                                                                      Managers of Cramer Rosenthal
                                                                      McGlynn, LLC and Roxbury
                                                                      Capital Management, LLC.
                                                                      (registered investment
                                                                      advisers).

                                                                      Wilmington Trust Corporation;
                                                                      Wilmington Trust Company.

----------------------------------------------------------------------------------------------------
ROBERT J. CHRISTIAN(3)             Trustee                            Retired since February 2006;
Date of Birth: 2/49                                                   Executive Vice President of
                                   Shall serve until death,           Wilmington Trust Company from
19 Funds                           resignation or removal.            February 1996 to February
                                   Trustee since October 1998,        2006; President of Rodney
                                   President and Chairman of the      Square Management Corporation
                                   Board from October 1998 to         ("RSMC") from 1996 to 2005;
                                   January 2006.                      Vice President of RSMC 2005 to
                                                                      2006.

                                                                      FundVantage Trust (8
                                                                      portfolios); Optimum Fund
                                                                      Trust (6 portfolios)
                                                                      (registered investment
                                                                      companies).


(1) The "Fund Complex" currently consists of the Trust (19 funds) and CRM Mutual Fund Trust (6 funds).
(2) Mr. Cecala is an "Interested Trustee" by reason of his position with Wilmington Trust Corporation and Wilmington Trust Company, each an affiliate of RSMC, an investment adviser to the Trust.
(3) Mr. Christian is an "Interested Trustee" by reason of his previous employment with RSMC, the investment adviser to the Trust.

WILMINGTON FUNDS -- ETF & ASSET ALLOCATION FUNDS
------------------------------------------------
   TRUSTEES AND OFFICERS -- CONTINUED
================================================================================

INDEPENDENT TRUSTEES

          NAME AND                     POSITION(S) HELD
       DATE OF BIRTH,                    WITH TRUST,                    PRINCIPAL OCCUPATION(S)
     NUMBER OF FUNDS IN               TERM OF OFFICE AND                DURING PAST FIVE YEARS,
        FUND COMPLEX                    LENGTH OF TIME                    OTHER DIRECTORSHIPS
   OVERSEEN BY TRUSTEE(1)                   SERVED                          HELD BY TRUSTEE
---------------------------------  ---------------------------------  ----------------------------------
ROBERT ARNOLD                      Trustee                            Founder and co-manager, R. H.
Date of Birth: 3/44                                                   Arnold & Co., Inc. (financial
                                   Shall serve until death,           consulting) since 1989.
19 Funds                           resignation or removal.
                                   Trustee since May 1997.            First Potomac Realty Trust
                                                                      (real estate investment
                                                                      trust).
----------------------------------------------------------------------------------------------------
DR. ERIC BRUCKER                   Trustee                            Professor of Economics,
Date of Birth: 12/41                                                  Widener University since July
                                   Shall serve until death,           2004; formerly, Dean, School
19 Funds                           resignation or removal.            of Business Administration of
                                   Trustee since October 1999.        Widener University from 2001
                                                                      to 2004; Dean, College of
                                                                      Business, Public Policy and
                                                                      Health at the University of
                                                                      Maine from September 1998 to
                                                                      June 2001.

                                                                      None
----------------------------------------------------------------------------------------------------
NICHOLAS GIORDANO                  Trustee and Chairman of the        Consultant, financial services
Date of Birth: 3/43                Board                              organizations from 1997 to
                                                                      present; Interim President,
19 Funds                           Shall serve until death,           LaSalle University from 1998
                                   resignation or removal.            to 1999.
                                   Trustee since October 1998.

                                                                      Kalmar Pooled Investment
                                                                      Trust; The RBB Fund, Inc. (21
                                                                      portfolios) (registered
                                                                      investment companies);
                                                                      Independence Blue Cross;
                                                                      IntriCon Corporation
                                                                      (industrial furnaces and
                                                                      ovens); Commerce Bancorp, Inc.
----------------------------------------------------------------------------------------------------
LOUIS KLEIN, JR.                   Trustee                            Self-employed financial
Date of Birth: 5/35                                                   consultant since 1991.
                                   Shall serve until death,
25 Funds                           resignation or removal.            CRM Mutual Fund Trust (6
                                   Trustee since October 1999.        portfolios) (registered
                                                                      investment companies); WHX
                                                                      Corporation (industrial
                                                                      manufacturer).

WILMINGTON FUNDS -- ETF & ASSET ALLOCATION FUNDS
------------------------------------------------
   TRUSTEES AND OFFICERS -- CONTINUED
================================================================================


INDEPENDENT TRUSTEES (CONTINUED)


          NAME AND                     POSITION(S) HELD
       DATE OF BIRTH,                    WITH TRUST,                    PRINCIPAL OCCUPATION(S)
     NUMBER OF FUNDS IN               TERM OF OFFICE AND                DURING PAST FIVE YEARS,
        FUND COMPLEX                    LENGTH OF TIME                    OTHER DIRECTORSHIPS
   OVERSEEN BY TRUSTEE(1)                   SERVED                          HELD BY TRUSTEE
---------------------------------  ---------------------------------  ----------------------------------
THOMAS LEONARD*                    Trustee                            Retired since 2008;
Date of Birth: 2/49                                                   Former Partner with
                                   Shall serve until death,           PricewaterhouseCoopers
19 Funds                           resignation or removal.            (public accounting) from
                                   Trustee since July 2008.           May 1970 to June 2008.

                                                                      None
----------------------------------------------------------------------------------------------------
JOHN J. QUINDLEN*                  Trustee                            Retired since 1993; Former
Date of Birth: 5/32                                                   Chief Financial Officer of
                                   Shall serve until death,           E.I. du Pont de Nemours and
19 Funds                           resignation or removal.            Co.
                                   Trustee since October 1999.
                                                                      None
----------------------------------------------------------------------------------------------------
MARK A. SARGENT                    Trustee                            Dean and Professor of Law,
Date of Birth: 4/51                                                   Villanova University School of
                                   Shall serve until death,           Law since July 1997.
19 Funds                           resignation or removal.
                                   Trustee since November 2001.       The RBB Fund, Inc. (21
                                                                      portfolios) (registered
                                                                      investment company); NYSE
                                                                      Regulation, Inc.; Financial
                                                                      Industry Regulatory Authority
                                                                      (FINRA).


* Effective July 1, 2008, John J. Quindlen resigned from the Board of Trustees and Thomas Leonard was appointed to the Board of Trustees.

WILMINGTON FUNDS -- ETF & ASSET ALLOCATION FUNDS
------------------------------------------------
   TRUSTEES AND OFFICERS -- CONTINUED
================================================================================

EXECUTIVE OFFICERS

                                        POSITION(S) HELD
                                          WITH TRUST,                   PRINCIPAL OCCUPATION(S)
                                       TERM OF OFFICE AND               DURING PAST FIVE YEARS,
 NAME, ADDRESS AND                       LENGTH OF TIME                   OTHER DIRECTORSHIPS
   DATE OF BIRTH                             SERVED                              HELD
---------------------------------  ---------------------------------  ----------------------------------
NEIL WOLFSON                       President and Chief Executive      President, Wilmington Trust
1100 North Market Street           Officer                            Investment Management, LLC
Wilmington, DE 19890                                                  ("WTIM") since 2006; Chief
Date of Birth: 6/64                Shall serve at the pleasure of     Investment Officer, WTIM from
                                   the Board and until successor      2004 to 2006; Partner with
                                   is elected and qualified.          KPMG (public accounting) from
                                   Officer since January  2006.       1996 to 2004.

                                                                      N/A
--------------------------------------------------------------------------------------------------------
CLAYTON M. ALBRIGHT                Vice President                     Managing Director Fixed Income
1100 North Market Street                                              Management, Wilmington Trust
Wilmington, DE 19890               Shall serve at the pleasure of     since 2007; Director Fixed
Date of Birth: 9/53                the Board and until successor      Income Research and Portfolio
                                   is elected and qualified.          Manager, Wilmington Trust from
                                   Officer since October 1998.        1996 to 2007; Vice President,
                                                                      Rodney Square Management
                                                                      Corporation ("RSMC") since
                                                                      2001; Vice President of WTIM
                                                                      since 2006; Vice President,
                                                                      Wilmington Trust Company since
                                                                      1997.

                                                                      N/A
--------------------------------------------------------------------------------------------------------
JOSEPH M. FAHEY, JR.               Vice President                     Investment Adviser, WTIM since
1100 North Market Street                                              2003; Vice President, RSMC
Wilmington, DE 19890               Shall serve at the pleasure of     since 1992.
Date of Birth: 1/57                the Board and until successor
                                   is elected and qualified.          N/A
                                   Officer since November 1999.
--------------------------------------------------------------------------------------------------------
JOHN J. KELLEY                     Vice President & Chief             Chief Operations Officer of
1100 North Market Street           Financial Officer                  WTIM since 2006; Chief
Wilmington, DE 19890                                                  Operations Officer of RSMC
Date of Birth: 9/59                Shall serve at the pleasure of     since 2005; Vice President of
                                   the Board and until successor      PNC Global Investment
                                   is elected and qualified.          Servicing (U.S.), Inc.
                                   Officer since September 2005.      (formerly PFPC Inc.) from
                                                                      January 2005 to July 2005;
                                                                      Vice President of
                                                                      Administration, 1838
                                                                      Investment Advisors, LP from
                                                                      1999 to 2005; Chief Compliance
                                                                      Officer, 1838 Investment
                                                                      Advisors, LP from 2004 to
                                                                      2005.

                                                                      N/A

WILMINGTON FUNDS -- ETF & ASSET ALLOCATION FUNDS
------------------------------------------------
   TRUSTEES AND OFFICERS -- CONTINUED
================================================================================


EXECUTIVE OFFICERS (CONTINUED)

                                        POSITION(S) HELD
                                          WITH TRUST,                   PRINCIPAL OCCUPATION(S)
                                       TERM OF OFFICE AND               DURING PAST FIVE YEARS,
 NAME, ADDRESS AND                       LENGTH OF TIME                   OTHER DIRECTORSHIPS
   DATE OF BIRTH                             SERVED                              HELD
---------------------------------  ---------------------------------  ----------------------------------
ANNA M. BENCROWSKY                 Chief Compliance Officer &         Chief Compliance Officer, WTIM
1100 North Market Street           Anti-Money Laundering Officer      since 2007; Vice President,
Wilmington, DE 19890                                                  WTIM since 2004; Vice
Date of Birth: 5/51                Shall serve at the pleasure of     President and Chief Compliance
                                   the Board and until successor      Officer, RSMC since 2004; Vice
                                   is elected and qualified;          President and Chief Compliance
                                   Officer since September  2004.     Officer, 1838 Investment
                                                                      Advisors, LP from 1999 to
                                                                      2004.

                                                                      N/A
--------------------------------------------------------------------------------------------------------
CHARLES CURTIS                     Vice President & Treasurer         Director Commingled Fund
1100 North Market Street                                              Operations of Wilmington Trust
Wilmington, DE 19890               Shall serve at the pleasure of     since February 2007; Vice
Date of Birth: 10/55               the Board and until successor      President of PNC Global
                                   is elected and qualified;          Investment Servicing (U.S.),
                                   Officer since February 2007.       Inc. (formerly PFPC Inc.) from
                                                                      2001 to 2007.

                                                                      N/A
--------------------------------------------------------------------------------------------------------
EDWARD W. DIFFIN, JR.              Vice President & Secretary         Director of Mutual Fund
1100 North Market Street                                              Regulatory Administration of
Wilmington, DE 19890               Shall serve at the pleasure of     WTIM since November 2006;
Date of Birth: 1/52                the Board and until successor      Coleman Counsel Per Diem from
                                   is elected and qualified;          November 2005 to November
                                   Officer since February 2007.       2006; Vice President and
                                                                      Senior Counsel of Merrill
                                                                      Lynch & Co., Inc. from 1994 to
                                                                      2005.

                                                                      N/A

WILMINGTON FUNDS -- ETF & ASSET ALLOCATION FUNDS
------------------------------------------------


VOTING PROXIES ON FUND PORTFOLIO SECURITIES
A description of the policies and procedures that the Trust used to determine how to vote proxies relating to securities held in the Trust's portfolios is available without charge by calling the Fund at (800) 336-9970 or on the SEC's website at HTTP://WWW.SEC.GOV. Information regarding how the investment adviser voted proxies for the most recent twelve month period ended June 30, 2008 is available, without charge, by calling the Fund at (800) 336-9970 or on the SEC's website listed above.

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

TRUSTEES

Nicholas A. Giordano
Chairman of the Board

Robert H. Arnold

Dr. Eric Brucker

Ted T. Cecala

Robert J. Christian

Louis Klein Jr.

Thomas Leonard

Mark A. Sargent

OFFICERS

Neil Wolfson
President & Chief Executive Officer

John J. Kelley
Vice President & Chief Financial Officer

Charles D. Curtis
Vice President & Treasurer

Edward W. Diffin Jr.
Vice President & Secretary

Clayton M. Albright
Vice President

Joseph M. Fahey Jr.
Vice President

Anna M. Bencrowsky
Chief Compliance Officer



--------------------------------------------------------------------------------

CUSTODIAN
Wilmington Trust Company
1100 North Market Street, Wilmington, DE 19890

INVESTMENT ADVISER AND ADMINISTRATOR
Rodney Square Management Corporation
1100 North Market Street, Wilmington, DE 19890

SUB-ADMINISTRATOR, TRANSFER AGENT, AND ACCOUNTING AGENT
PNC Global Investment Servicing (U.S.), Inc.
301 Bellevue Parkway, Wilmington, DE 19809




THIS ANNUAL REPORT IS AUTHORIZED FOR DISTRIBUTION ONLY TO SHAREHOLDERS AND TO OTHERS WHO HAVE RECEIVED A CURRENT PROSPECTUS OF THE WILMINGTON ETF & ASSET ALLOCATION FUNDS -- INSTITUTIONAL AND A SHARES.




WILMINGTON  |
FUNDS       |                                                      EAAF_ANN_6/08

                                                           FUNDAMENTALLY
                                                          WEIGHTED FUNDS
                                                |
                                ANNUAL REPORT   |   JUNE 30, 2008
                                                |




                                                           LARGE COMPANY

                                                           SMALL COMPANY


                                     |
                       WILMINGTON    |
                            FUNDS    |          [GRAPHIC OMITTED]

WILMINGTON FUNDS -- FUNDAMENTALLY WEIGHTED FUNDS
------------------------------------------------
   DESCRIPTION OF INDICES
================================================================================


CONTENTS                                    page

President's Message ...................       2

Expense Disclosure ....................      10

Disclosure of Portfolio Holdings ......      12

Investments ...........................      13

Financial Statements ..................      49

                                            page

Financial Highlights ..................      52

Notes to Financial Statements .........      56

Report of Independent Registered
   Public Accounting Firm .............      61

Tax Information .......................      62

Trustees and Officers .................      63



DESCRIPTION OF INDICES

It is not possible to invest directly in an index. All indices represented are unmanaged.

All indices assume the reinvestment of dividends and interest income unless otherwise noted.

RUSSELL 3000(R) INDEX measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

RUSSELL 2000(R) INDEX measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index.

RUSSELL 2000(R) VALUE INDEX measures the performance of those Russell 2000 Index companies with lower price-to-book ratios and lower forecasted growth values.

RUSSELL 1000(R) INDEX measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index.

RUSSELL 1000(R) VALUE INDEX measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values.

STANDARD & POOR'S 500 INDEX (S&P 500(R)) is a market capitalization-weighted index of 500 common stocks chosen for market size, liquidity, and industry group representation to represent U.S. equity performance.

RUSSELL 1000(R) INDEX, RUSSELL 1000(R) VALUE INDEX, RUSSELL 2000(R) INDEX, RUSSELL 2000(R) VALUE INDEX, RUSSELL 3000(R) INDEX, AND RUSSELL 3000(R) VALUE INDEX ARE TRADEMARKS OF THE FRANK RUSSELL COMPANY.

S&P INDICES ARE A REGISTERED TRADEMARK OF STANDARD & POOR'S CORPORATION, INC., A DIVISION OF THE MCGRAW-HILL COMPANIES.

WILMINGTON FUNDS -- FUNDAMENTALLY WEIGHTED FUNDS
------------------------------------------------
   PRESIDENT'S MESSAGE
================================================================================


DEAR SHAREHOLDER:

   The second quarter continued the trends in place for much of 2007. The ingredients for success were simple. Overweight Energy and underweight Financials. This simple strategy produced amazing results over the preceding 3, 6, and 12-month periods. While the S&P 500 Energy sector was up 17%, 5%, and 23% over these time periods, respectively, the S&P 500 Financial sector was down 19%, 31%, and 44% over these same periods, respectively, representing spreads between the two sectors of 36%, 36%, and 67%. In January of this year the trend reversed but reasserted itself in February and the months since. When a trend is this strong, it is subject to sharp reversals. The last reversal in January resulted in the Financial sector outperforming Energy by 10.3% for the month.

   June was an extremely weak month with the S&P 500 down 8.6%, nearing the precipice of bear market territory of a 20% decline from the high established in October of 2007. The Dow Industrials, Nasdaq Composite, and Russell 2000 have all crossed into bear market territory, making the S&P 500 bear determination a formality at this point. Despite the weak performance of the broad index, the Energy sector produced a positive 2.2% return. The Financial sector posted a -18.7% return, brought upon by concerns of further write downs and capital raising efforts as the second quarter results are revealed this month. Much of the strength in earnings has been from international demand with domestic demand substantially weaker. Signs of weakness in European and Asian economies would remove this earnings support for our multinational companies. For the quarter and trailing one-year timeframes, Energy, Basic Materials, and Utilities have been the winning sectors. All of these have had pricing power and steady or increasing demand. The worst performing sectors have been Financial Services and Consumer Discretionary where the impact of the housing/credit crisis has been felt most acutely.

   Financial sector earnings are expected to decline 55% for the second quarter of 2008 versus the second quarter of 2007. The impact on earnings expectations for the second quarter is to reduce expected earnings growth of 7.8%, ex-Financials, to -9.5% when including Financials. To be fair and not cherry pick the worst sector for earnings to exclude, we looked at earnings growth ex-Financials and ex-Energy, similarly weighted sectors in the index at opposite ends of the earnings growth spectrum. Earnings growth is expected to rise only 3% excluding these two sectors, reflecting the weakness in the economy outside these two sectors. Third quarter earnings are expected to rise 15% from the third quarter of 2007. The third quarter of 2007 included the first charges related to the financial crisis, setting the stage for easier comparisons over the next several quarters. The question this quarter is the degree to which next quarter's estimates have to be revised downward on pressure from not only mortgage-related charge offs, but charges emanating from other consumer and commercial loans due to weakness in the broad economy. Residential mortgage foreclosure rates now represent 2.47% of mortgage loans outstanding, an all time high for the series which began in March of 1979. The highest previous level was 1.51% in March of 2002 and an average for the entire time period of 0.98%. The question for the Financial sector is whether this is the high-water mark so that the healing process can start. Financial companies are under pressure to maintain adequate capital levels which have been assaulted by write-downs. Now that many capital raising efforts have been consummated and most have resulted in losses to those investors, new capital raising needs will be more expensive. Too often, financial firms have come to market multiple times signaling that they won't need to do it again, only to find themselves raising capital in the very next quarter. If investors sour on these offerings, financial firms will be forced to sell assets and business lines to raise the needed capital. Unfortunately, since these efforts may be widespread, the value of these assets will also come under pressure in order to find willing buyers.

   Oil prices continue to rise, pressuring equities as the weight of higher costs in a weakened economic environment dampens earnings prospects. Oil is approaching $150 per barrel, up $50 or 50% since the end of the year. Lawmakers blame a large portion of the increase on speculators and they talk in Washington

WILMINGTON FUNDS -- FUNDAMENTALLY WEIGHTED FUNDS
------------------------------------------------
   PRESIDENT'S MESSAGE -- CONTINUED
================================================================================

of curbing speculation. In fact, the increase more likely has more to do with demand from emerging markets that has been difficult to measure and with supply problems in Iraq, Nigeria and Venezuela. Demand in the U.S. has declined this year due to high prices. The degree to which this slack in U.S. demand is being snapped up in emerging market countries is not clear but the continued rise in prices indicates that demand may be outstripping supply. Now that the EU has decided to fight commodity price inflation by raising interest rates, any slowdown in European demand may tip the balance and allow for lower prices as worldwide demand slackens. In addition, with the continued reduction of subsidies by emerging market governments that reduce the price to oil in order to enable emerging market companies to grow more quickly, demand could, in fact, slacken enough to allow prices to drift lower. However, not many market participants believe oil prices will drop substantially given the dearth of production growth. Looking out 12 months for a potential recovery in the U.S. economy, one has to wonder how the supply/demand situation will impact prices in an environment where global economic growth rebounds to any significant degree. The current oil price may be more of a reflection of the long-term view that the supply/demand equation points towards limited supply and emerging market demand that continues to grow strongly. Should emerging market demand slow from the removal of subsidies, the effect on worldwide GDP growth could be dramatic. The cost-benefit analysis for utilizing foreign factories for production is moving back towards domestic production due to the high cost of transportation resulting from the rise in energy costs. Should energy prices continue on their current path, or even maintain current levels, resurgence in U.S. production could very well be the stimulus needed to resurrect economic growth.

   Recent comments from the Federal Reserve (the "Fed") reflect a shift in focus towards worrying about inflationary pressures and away from weakness in the economy. Hints of potential increases in the Federal Funds rate caused the U.S. dollar to strengthen temporarily until the EU monetary authorities indicated that they would be actively raising rates to combat inflation. The EU followed through while the Fed decided to remain on hold and the pressure on the dollar reasserted itself. The Fed's belief seems to be that the weak economy will keep inflation from spiraling out of control. Unemployment claims are at levels typical of a recession along with six straight months of declines in employment. While the levels of declines are not excessive, the economy needs to add 100,000 jobs each month to grow. In short, the labor market is indicating a weaker economy than the GDP statistics would indicate. Consumer confidence indicators are hitting all time lows or levels last seen during the recession in the early 1990s. Consumers are being hit from both the cost side and the revenue side with higher energy costs and a weak employment environment. Employment concerns tend to keep a lid on wage demands which should help avoid a recurrence of the 1970s wage price spiral that produced runaway inflation during that period.

MANAGEMENT'S DISCUSSION OF FUND AND PERFORMANCE

   Fundamental weighting is an imposing-sounding name for a relatively simple investment approach in which stock portfolios are built by fundamental measures of a company's size rather than by market capitalization. As a result, fundamental weighting offers investors an alternative to traditional index funds--one that is supported by research showing fundamentally weighted portfolios to be tax efficient and to provide better risk-adjusted returns.

   Traditional market-cap weighted index investing has become immensely popular with investors in recent years, and it's easy to see why. It is characterized by three desirable components of portfolio construction: diversification; transparency and rules-based implementation; and relatively low turnover. But market-cap weighting has a major flaw: by definition, it places too much emphasis on overpriced stocks and not enough emphasis on stocks that are more attractively priced. The result is that an index fund investor may be assuming more risk than he or she realizes. While this overweighting of overpriced stocks and underweighting of underpriced stocks raises issues of risk and imbalance every day, these problems are exacerbated during periods of market bubbles or crashes, when stocks or groups of stocks rise or fall to unreasonable levels of popularity.

WILMINGTON FUNDS -- FUNDAMENTALLY WEIGHTED FUNDS
------------------------------------------------
   PRESIDENT'S MESSAGE -- CONTINUED
================================================================================

   By contrast, the fundamental approach uses metrics of a company's size to weight a stock that are unrelated to the price the market assigns to the stock. The fundamental measures of company size we currently use (which are subject to change) include dividends, free cash flow, and net income. We chose our mix because we wanted measures of size that appeal to owners of common stock.
Besides the obvious value of dividends and their theoretical prominence in dividend discount models, dividends are a sign that management cares about shareholder value and is not merely building an empire. Companies with sufficient growth prospects should retain the cash and invest in themselves. For that reason, we like free cash flow as well. Profits are our third component. These are valuable and offer breadth and hence diversification. Our approach results in diversified portfolios of several hundred securities. It also gives us the ability to harvest tax losses to offset capital gains.

   The past year has been an abnormal period for this strategy. None of our fundamental factors outperformed the value index in the last year or the last six months in either the large or small company strategies. The market has been driven predominantly by momentum factors with valuation factors producing negative returns. In order to generate positive returns in this market environment where double digit declines were the norm, positive returns were associated with stocks benefiting from higher energy and commodity prices. Since these types of stocks are more cyclical in nature with respect to their financial performance, their representative proportion of dividends, free cash flow, and net income do not fully reflect the near-term extraordinary results over the entire five-year horizon we use to measure these weights. On the other side of the equation, the consumer discretionary and financial sectors have performed extremely poorly over this same period. Both the large and small company strategies are overweighted to consumer discretionary stocks due to the strength of consumer spending over the last five years, which now is causing pressure on relative performance. The financial sector weights are overweight in the small company strategy as well, causing pressure on performance. While financial sector performance was certainly a drag on performance, a large proportion of the relative underperformance to the value indices over the last year was the result of not having enough weight in the more cyclical energy and commodity stocks, many of which do not pay dividends.

   The picture is the same year-to-date with none of the factors we follow outperforming the value benchmark index. At some point, valuation factors will reassert themselves allowing these strategies to once again outperform.

   It is also appropriate to remind our investors that our strategy emphasizes stocks with value characteristics. Historically, value has outperformed growth over long horizons as shown by the performance of the Russell 1000 Value Index compared to the Russell 1000 Growth Index. There are periods when growth outperforms value, such as over the last year-to-date, one-year and three-year period ended June 30, 2008. Management of these Funds does not attempt to shift among styles and it is worth noting that the Funds favor companies that pay dividends.

   We believe our Funds combine the best features of conventional index funds--diversification, rules-based investing and low turnover--with the opportunity to take advantage of the frequent valuation errors that occur in the equity markets. It's similar to index investing, but it rejects the notion that stock prices should play a pivotal role in the weighting of securities in a portfolio.

WILMINGTON FUNDS -- FUNDAMENTALLY WEIGHTED FUNDS
------------------------------------------------
   PRESIDENT'S MESSAGE -- CONTINUED
================================================================================


WILMINGTON FUNDAMENTALLY WEIGHTED FUNDS

   The Institutional Shares of the Wilmington Fundamentally Weighted Large Company Fund ("Large Company Fund") returned (20.45)% for the year ended June 30, 2008, compared to a return of (12.36)% for the Russell 1000(R) Index.

   The top ten holdings of the Large Company Fund as of June 30, 2008, representing approximately 21.26% of total investments, were:


                         PERCENT OF TOTAL
10 LARGEST HOLDINGS        INVESTMENTS
---------------------   ------------------
Exxon Mobil Corp.             4.17%
Microsoft Corp.               2.83%
General Electric Co.          2.58%
Citigroup, Inc.               2.00%
Chevron Corp.                 1.94%

                         PERCENT OF TOTAL
10 LARGEST HOLDINGS        INVESTMENTS
---------------------   ------------------
Pfizer, Inc.                  1.75%
Johnson & Johnson             1.54%
Bank of America Corp.         1.51%
AT&T, Inc.                    1.51%
Verizon Communications, Inc.  1.43%


The following graph and performance table compares the performance of the Large Company Fund and the Russell 1000 Index and the Russell 1000 Value Index for the period December 18, 2006, commencement of operations, through June 30, 2008.


[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA USED IN PRINTED GRAPHIC AS FOLLOWS:


                   FUNDAMENTALLY WEIGHTED LARGE COMPANY FUND
       COMPARISON OF CHANGE IN VALUE OF A HYPOTHETICAL $10,000 INVESTMENT

                                                Fundamentally Weighted    Fundamentally Weighted
               Russell 1000     Russell 1000    Large Company Fund -        Large Company Fund -
                  Index         Value Index      Institutional Shares           A Shares
12/18/06        10,000.00        10,000.00           10,000.00                  9,650.00
6/30/07         10,656.00        10,615.00           10,606.00                 10,215.00
6/30/08          9,338.00         8,621.00            8,437.00                  8,114.00

WILMINGTON FUNDS -- FUNDAMENTALLY WEIGHTED FUNDS
------------------------------------------------
   PRESIDENT'S MESSAGE -- CONTINUED
================================================================================


                          Average Annual Total Returns
                   -------------------------------------------
                                                                  SINCE
                                                     1 YEAR    INCEPTION(1)
                                                  ----------- ------------
 Fundamentally Weighted Large Company Fund
 -- Institutional Shares                             (20.45)%    (10.50)%
 Fundamentally Weighted Large Company Fund
 -- A Shares (with sales charge)(2)                  (23.33)%    (12.74)%
 Fundamentally Weighted Large Company Fund
 -- A Shares at NAV                                  (20.56)%    (10.70)%
 Russell 1000 Index                                  (12.36)%     (4.37)%
 Russell 1000 Value Index                            (18.78)%     (9.22)%

---------------
FUND EXPENSE RATIOS(3): INSTITUTIONAL SHARES - 1.83% (GROSS) & 0.60% (NET), A SHARES - 2.13% (GROSS) & 0.85% (NET)


-----------------
     THE GRAPH SHOWS THE CHANGE IN VALUE OF A HYPOTHETICAL $10,000 INVESTMENT IN INSTITUTIONAL SHARES AND A SHARES OF THE FUND FOR THE PERIOD DECEMBER 18, 2006, COMMENCEMENT OF OPERATIONS, THROUGH JUNE 30, 2008, COMPARED TO THE PERFORMANCE OF THE FUND'S BENCHMARK INDICES FOR THE SAME PERIOD. ENDING VALUES AND TOTAL RETURNS SHOWN IN THE TABLE ASSUME THE REINVESTMENT OF ALL DISTRIBUTIONS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF SHARES. TOTAL RETURNS WOULD BE LOWER HAD CERTAIN FEES AND EXPENSES NOT BEEN WAIVED AND/OR REIMBURSED.

     PERFORMANCE QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE. SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THAT SHOWN HERE. PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END IS AVAILABLE BY CALLING 800-336-9970.

     AN INVESTMENT IN THE FUND IS NOT INSURED BY THE FDIC OR ANY OTHER GOVERNMENTAL AGENCY, IS NOT A DEPOSIT OF OR OTHER OBLIGATION OF OR GUARANTEED BY WILMINGTON TRUST OR ANY OTHER BANK OR ENTITY, AND IS SUBJECT TO RISKS INCLUDING A POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.

(1) THE SINCE INCEPTION RETURNS SHOWN ARE FOR THE PERIOD DECEMBER 18, 2006 (COMMENCEMENT OF OPERATIONS) THROUGH JUNE 30, 2008.

(2) PERFORMANCE REFLECTS THE DEDUCTION OF THE 3.50% MAXIMUM FRONT-END SALES CHARGE.

(3) THE EXPENSE RATIOS SHOWN ARE FROM THE MOST RECENT PROSPECTUS DATED NOVEMBER 1, 2007 AND MAY DIFFER FROM THE EXPENSE RATIOS DISCLOSED IN THE FINANCIAL HIGHLIGHTS TABLE IN THIS REPORT. NET EXPENSES ARE REDUCED BY CONTRACTUAL FEE WAIVER AGREEMENTS AND GROSS EXPENSES DO NOT REFLECT THE FEE WAIVERS.

WILMINGTON FUNDS -- FUNDAMENTALLY WEIGHTED FUNDS
------------------------------------------------
   PRESIDENT'S MESSAGE -- CONTINUED
================================================================================

   The Institutional Shares of the Wilmington Fundamentally Weighted Small Company Fund ("Small Company Fund") returned (23.83)% for the year ended June 30, 2008, compared to a return of (16.19)% for the Russell 2000 Index.

   The top ten holdings of the Small Company Fund as of June 30, 2008, representing approximately 5.54% of total investments, were:


                               PERCENT OF TOTAL
10 LARGEST HOLDINGS               INVESTMENTS
---------------------          ------------------
General Maritime Corp.               0.71%
Aspen Insurance Holdings, Ltd.       0.65%
Odyssey Re Holdings Corp.            0.64%
Domino's Pizza, Inc.                 0.60%
OM Group, Inc.                       0.58%


                               PERCENT OF TOTAL
10 LARGEST HOLDINGS               INVESTMENTS
---------------------          ------------------
Ship Finance International, Ltd.     0.51%
Centennial Communications Corp.      0.48%
Platinum Underwriters
  Holdings, Ltd.                     0.47%
Highwoods Properties, Inc.           0.45%
Cal Dive International, Inc.         0.45%


   The following graph and performance table compares the performance of the Small Company Fund and the Russell 2000 Index and the Russell 2000 Value Index for the period December 18, 2006, commencement of operations, through June 30, 2008.


[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA USED IN PRINTED GRAPHIC AS FOLLOWS:


                   FUNDAMENTALLY WEIGHTED SMALL COMPANY FUND
       COMPARISON OF CHANGE IN VALUE OF A HYPOTHETICAL $10,000 INVESTMENT

                                                       Fundamentally Weighted     Fundamentally Weighted
                  Russell 2000       Russell 2000      Small Company Fund -        Small Company Fund -
                     Index           Value Index        Institutional Shares           A Shares
12/18/06            10,000.00         10,000.00                10,000.00                9,650.00
6/30/07             10,586.00         10,348.00                10,434.00               10,064.00
6/30/08              8 872.00          8,110.00                 7,948.00                7,639.00

WILMINGTON FUNDS -- FUNDAMENTALLY WEIGHTED FUNDS
------------------------------------------------
   PRESIDENT'S MESSAGE -- CONTINUED
================================================================================

                          Average Annual Total Returns
                   -------------------------------------------
                                                                    SINCE
                                                     1 YEAR      INCEPTION(1)
                                                   ----------   --------------
 Fundamentally Weighted Small Company Fund
 -- Institutional Shares                             (23.83)%      (13.93)%
 Fundamentally Weighted Small Company Fund
 -- A Shares (with sales charge)(2)                  (26.78)%      (16.11)%
 Fundamentally Weighted Small Company Fund
 -- A Shares at NAV                                  (24.09)%      (14.15)%
 Russell 2000 Index                                  (16.19)%       (7.50)%
 Russell 2000 Value Index                            (21.63)%      (12.76)%

FUND EXPENSE RATIOS(3): INSTITUTIONAL SHARES - 3.28% (GROSS) & 0.60% (NET), A SHARES - 3.21% (GROSS) & 0.85% (NET)


-----------------

     THE GRAPH SHOWS THE CHANGE IN VALUE OF A HYPOTHETICAL $10,000 INVESTMENT IN INSTITUTIONAL SHARES AND A SHARES OF THE FUND FOR THE PERIOD DECEMBER 18, 2006, COMMENCEMENT OF OPERATIONS, THROUGH JUNE 30, 2008, COMPARED TO THE PERFORMANCE OF THE FUND'S BENCHMARK INDICES FOR THE SAME PERIOD. ENDING VALUES AND TOTAL RETURNS SHOWN IN THE TABLE ASSUME THE REINVESTMENT OF ALL DISTRIBUTIONS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF SHARES. TOTAL RETURNS WOULD BE LOWER HAD CERTAIN FEES AND EXPENSES NOT BEEN WAIVED AND/OR REIMBURSED.

     PERFORMANCE QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE. SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THAT SHOWN HERE. PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END IS AVAILABLE BY CALLING 800-336-9970.

     AN INVESTMENT IN THE FUND IS NOT INSURED BY THE FDIC OR ANY OTHER GOVERNMENTAL AGENCY, IS NOT A DEPOSIT OF OR OTHER OBLIGATION OF OR GUARANTEED BY WILMINGTON TRUST OR ANY OTHER BANK OR ENTITY, AND IS SUBJECT TO RISKS INCLUDING A POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.

     SMALL COMPANY STOCKS MAY BE SUBJECT TO A HIGHER DEGREE OF MARKET RISK THAN THE SECURITIES OF MORE ESTABLISHED COMPANIES BECAUSE THEY TEND TO BE MORE VOLATILE AND LESS LIQUID.

(1) THE SINCE INCEPTION RETURNS SHOWN ARE FOR THE PERIOD DECEMBER 18, 2006 (COMMENCEMENT OF OPERATIONS) THROUGH JUNE 30, 2008.

(2) PERFORMANCE REFLECTS THE DEDUCTION OF THE 3.50% MAXIMUM FRONT-END SALES CHARGE.

(3) THE EXPENSE RATIOS SHOWN ARE FROM THE MOST RECENT PROSPECTUS DATED NOVEMBER 1, 2007 AND MAY DIFFER FROM THE EXPENSE RATIOS DISCLOSED IN THE FINANCIAL HIGHLIGHTS TABLE IN THIS REPORT. NET EXPENSES ARE REDUCED BY CONTRACTUAL FEE WAIVER AGREEMENTS AND GROSS EXPENSES DO NOT REFLECT THE FEE WAIVERS.

WILMINGTON FUNDS -- FUNDAMENTALLY WEIGHTED FUNDS
------------------------------------------------
   PRESIDENT'S MESSAGE -- CONTINUED
================================================================================

   We thank you for your investment in the Fundamentally Weighted Large and Small Company Funds. If you would like additional information on the Funds in the meantime, we invite you to visit www.wilmingtonfunds.com, or to consult your financial advisor.


                                                   Sincerely,

                                                   /s/ Neil Wolfson

                                                   Neil Wolfson
                                                   President

July 23, 2008

YOU SHOULD CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES OF THE FUNDS CAREFULLY BEFORE INVESTING. A PROSPECTUS WITH THIS AND OTHER INFORMATION MAY BE OBTAINED BY CALLING 800-336-9970 OR VISITING THE FUNDS' WEB SITE AT WWW.WILMINGTONFUNDS.COM. THE PROSPECTUS SHOULD BE READ CAREFULLY BEFORE INVESTING.

MR. WOLFSON'S COMMENTS REFLECT THE INVESTMENT ADVISER'S VIEWS GENERALLY REGARDING THE MARKET AND THE ECONOMY AND ARE COMPILED FROM THE INVESTMENT ADVISER'S RESEARCH AND FROM COMMENTS PROVIDED BY THE PORTFOLIO MANAGERS OF EACH OF THE FUNDS. THESE COMMENTS REFLECT OPINIONS AS OF THE DATE WRITTEN AND ARE SUBJECT TO CHANGE AT ANY TIME.

DISTRIBUTED BY PROFESSIONAL FUNDS DISTRIBUTOR, LLC.

SEE FINANCIAL HIGHLIGHTS.

WILMINGTON FUNDS -- FUNDAMENTALLY WEIGHTED FUNDS
------------------------------------------------
   EXPENSE DISCLOSURE
================================================================================


DISCLOSURE OF FUND EXPENSES

The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of a Fund, you incur ongoing costs, including management fees and other Fund expenses. The Fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing cost (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Tables below illustrate your Fund's costs in two ways.

     o ACTUAL FUND RETURN AND EXPENSES. The first line of each table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during the period.

     o HYPOTHETICAL 5% RETURN AND EXPENSES. The second line of each table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account value and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees, if any. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The "Annualized Expense Ratio" reflects the actual expenses for the period indicated.

WILMINGTON FUNDS -- FUNDAMENTALLY WEIGHTED FUNDS
------------------------------------------------
   EXPENSE DISCLOSURE -- CONTINUED
================================================================================


FOR THE PERIOD JANUARY 1, 2008 TO JUNE 30, 2008

EXPENSE TABLES

                                                   BEGINNING           ENDING       EXPENSES
                                                    ACCOUNT           ACCOUNT       ANNUALIZED     PAID
                                                     VALUE             VALUE         EXPENSE      DURING
                                                     1/01/08          6/30/08         RATIO       PERIOD*
                                                --------------     ------------    -----------  ------------
LARGE COMPANY FUND -- INSTITUTIONAL SHARES
Actual Fund Return .............................    $1,000.00        $  833.80         0.60%       $2.74
Hypothetical 5% Return Before Expenses .........     1,000.00         1,021.84         0.60         3.02

LARGE COMPANY FUND -- A SHARES
Actual Fund Return .............................    $1,000.00        $  833.60         0.85%       $3.88
Hypothetical 5% Return Before Expenses .........     1,000.00         1,020.58         0.85         4.28

SMALL COMPANY FUND -- INSTITUTIONAL SHARES
Actual Fund Return .............................    $1,000.00        $  881.50         0.60%       $2.81
Hypothetical 5% Return Before Expenses .........     1,000.00         1,021.84         0.60         3.02

SMALL COMPANY FUND -- A SHARES
Actual Fund Return .............................    $1,000.00        $  879.40         0.85%       $3.97
Hypothetical 5% Return Before Expenses .........     1,000.00         1,020.58         0.85         4.28

-------------------
* Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 366.

WILMINGTON FUNDS -- FUNDAMENTALLY WEIGHTED FUNDS
------------------------------------------------
   DISCLOSURE OF PORTFOLIO HOLDINGS
================================================================================


PORTFOLIO HOLDINGS

JUNE 30, 2008

The following tables present a summary of the portfolio holdings of the Fundamentally Weighted Funds as a percentage of their total investments.


FUNDAMENTALLY WEIGHTED LARGE COMPANY FUND

Common stocks
  Financials                 25.1%
  Information Technology     12.3%
  Energy                     11.4%
  Health Care                10.8%
  Industrials                 9.9%
  Consumer Staples            9.2%
  Consumer Discretionary      8.6%
  Utilities                   4.4%
  Telecommunication Services  4.1%
  Materials                   4.0%
Short-Term Investments        0.2%
                           ------
                            100.0%
                           ======

FUNDAMENTALLY WEIGHTED SMALL COMPANY FUND
Common stocks
  Financials                 33.9%
  Consumer Discretionary     15.4%
  Industrials                13.4%
  Information Technology     10.2%
  Materials                   6.1%
  Energy                      5.9%
  Health Care                 5.3%
  Utilities                   4.2%
  Consumer Staples            3.4%
  Telecommunication Services  1.9%
Short-Term Investments        0.3%
                           ------
                            100.0%
                           ======


DISCLOSURE OF PORTFOLIO HOLDINGS

The Trust files a complete schedule of investments with the SEC for its first and third fiscal quarters on Form N-Q. Form N-Q is available without charge by visiting the SEC's website at http://www.sec.gov, or it may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

WILMINGTON FUNDS -- FUNDAMENTALLY WEIGHTED FUNDS
------------------------------------------------
LARGE COMPANY FUND
------------------
   INVESTMENTS / JUNE 30, 2008
   (SHOWING PERCENTAGE OF NET ASSETS)
================================================================================

                                                                   VALUE
                                                   SHARES         (NOTE 2)
                                                 ---------      ------------
COMMON STOCK -- 99.6%
   CONSUMER DISCRETIONARY -- 8.6%
     AUTO COMPONENTS -- 0.2%
       Autoliv, Inc.                                   190      $      8,858
       BorgWarner, Inc.                                 50             2,219
       Gentex Corp.                                     70             1,011
       Johnson Controls, Inc.                          310             8,891
       The Goodyear Tire &
        Rubber Co.*                                     40               713
       TRW Automotive Holdings
        Corp.*                                          60             1,108
                                                                ------------
                                                                      22,800
                                                                ------------
     AUTOMOBILES -- 0.8%
       Ford Motor Co.*                              12,422            59,750
       General Motors Corp.                          1,380            15,870
       Harley-Davidson, Inc.                           360            13,054
       Thor Industries, Inc.                            90             1,913
                                                                ------------
                                                                      90,587
                                                                ------------
     DISTRIBUTORS -- 0.1%
       Genuine Parts Co.                               210             8,333
                                                                ------------
     DIVERSIFIED CONSUMER SERVICES -- 0.2%
       Apollo Group, Inc. -
        Class A*                                       140             6,196
       Career Education Corp.*                          30               438
       H&R Block, Inc.                                 200             4,280
       Service Corp. International                     410             4,043
       Weight Watchers International,
        Inc.                                           100             3,561
                                                                ------------
                                                                      18,518
                                                                ------------
     HOTELS, RESTAURANTS & LEISURE -- 1.1%
       Boyd Gaming Corp.                                20               251
       Brinker International, Inc.                      10               189
       Carnival Corp.                                  730            24,061
       Choice Hotels International,
        Inc.                                            20               530
       Darden Restaurants, Inc.                        140             4,472
       International Game
        Technology                                     160             3,997
       International Speedway
        Corp. - Class A                                 40             1,561
       Las Vegas Sands Corp.*                           10               474
       Marriott International,
        Inc. - Class A                                 170             4,461
       McDonald's Corp.                                940            52,847
       Panera Bread Co.*                                80             3,701


                                                                   VALUE
                                                   SHARES         (NOTE 2)
                                                 ---------      ------------
     HOTELS, RESTAURANTS & LEISURE -- (CONTINUED)
       Royal Caribbean Cruises,
        Ltd.                                           210      $      4,719
       Scientific Games Corp.*                          20               592
       Starbucks Corp.*                                370             5,824
       Starwood Hotels & Resorts
        Worldwide, Inc.                                230             9,216
       The Cheesecake Factory,
        Inc.*                                          130             2,068
       Wyndham Worldwide
        Corp.                                          510             9,134
       Resorts, Ltd.                                    40             3,254
       Yum! Brands, Inc.                               210             7,369
                                                                ------------
                                                                     138,720
                                                                ------------
     HOUSEHOLD DURABLES -- 0.7%
       Black & Decker Corp.                            170             9,777
       Centex Corp.                                    190             2,540
       D.R. Horton, Inc.                               640             6,944
       Fortune Brands, Inc.                            200            12,482
       Garmin, Ltd.                                     60             2,570
       Harman International
        Industries, Inc.                                80             3,311
       Jarden Corp.*                                    20               365
       KB Home Co.                                     250             4,233
       Leggett & Platt, Inc.                           280             4,696
       Lennar Corp. - Class A                          430             5,306
       M.D.C. Holdings, Inc.                            30             1,172
       Mohawk Industries, Inc.*                        120             7,692
       Newell Rubbermaid, Inc.                         360             6,044
       Pulte Homes, Inc.                               270             2,600
       Ryland Group, Inc.                              150             3,272
       Snap-On, Inc.                                    30             1,560
       The Stanley Works                               150             6,725
       Toll Brothers, Inc.*                            110             2,060
       Whirlpool Corp.                                  80             4,938
                                                                ------------
                                                                      88,287
                                                                ------------
     INTERNET & CATALOG RETAIL -- 0.1%
       Amazon.com, Inc.*                                60             4,400
       Expedia, Inc.*                                  274             5,036
       IAC/Interactive Corp.*                          390             7,519
       NutriSystem, Inc.                                50               707
                                                                ------------
                                                                      17,662
                                                                ------------
     LEISURE EQUIPMENT & PRODUCTS -- 0.3%
       Brunswick Corp.                                 440             4,664
       Eastman Kodak Co.                               490             7,071





    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- FUNDAMENTALLY WEIGHTED FUNDS
------------------------------------------------
LARGE COMPANY FUND
------------------
   INVESTMENTS / JUNE 30, 2008 -- CONTINUED

================================================================================

                                                                   VALUE
                                                   SHARES         (NOTE 2)
                                                 ---------      ------------
       LEISURE EQUIPMENT & PRODUCTS -- (CONTINUED)
         Hasbro, Inc.                                  230      $      8,215
         Mattel, Inc.                                  640            10,957
         Pool Corp.                                     20               355
                                                                ------------
                                                                      31,262
                                                                ------------
       MEDIA -- 2.8%
         Cablevision Systems New
          York Group - Class A*                        710            16,046
         CBS Corp. - Class B                         1,330            25,922
         Citadel Broadcasting
          Corp.*                                         1                 1
         Comcast Corp. - Class A                     1,005            19,065
         Discovery Holding Co. -
          Class A*                                      10               220
         DISH Network Corp.*                           380            11,126
         DreamWorks Animation
          SKG, Inc. - Class A*                          30               894
         Gannett Co., Inc.                             610            13,219
         Harte-Hanks, Inc.                             110             1,260
         Idearc, Inc.                                  700             1,645
         John Wiley & Sons, Inc. -
          Class A                                       60             2,702
         Lamar Advertising Co. -
          Class A*                                     180             6,485
         Liberty Global, Inc. -
          Class A*                                      50             1,571
         Meredith Corp.                                100             2,829
         News Corp. - Class A                        1,730            26,019
         Omnicom Group, Inc.                           350            15,708
         R.H. Donnelley Corp.*                         470             1,410
         Regal Entertainment Group -
          Class A                                    1,060            16,197
         The DIRECTV Group,
          Inc.*                                        240             6,218
         The E.W. Scripps Co. -
          Class A                                       40             1,662
         The Interpublic Group of
          Cos., Inc.*                                  120             1,032
         The McClatchy Co. -
          Class A                                      180             1,220
         The McGraw-Hill Cos.,
          Inc.                                         450            18,054
         The New York Times Co. -
          Class A                                      320             4,925
         The Walt Disney Co.                         1,500            46,800


                                                                   VALUE
                                                   SHARES         (NOTE 2)
                                                 ---------      ------------
       MEDIA -- (CONTINUED)
         The Washington Post Co. -
          Class B                                       10      $      5,869
         Time Warner Cable, Inc. -
          Class A*                                      60             1,589
         Time Warner, Inc.                           3,880            57,424
         Viacom, Inc. - Class B*                     1,040            31,762
         Virgin Media, Inc.                            330             4,491
         Warner Music Group Corp.                       20               143
                                                                ------------
                                                                     343,508
                                                                ------------
       MULTILINE RETAIL -- 0.5%
         Big Lots, Inc.*                                20               625
         Dillard's, Inc. - Class A                      30               347
         Dollar Tree Stores, Inc.*                      20               654
         Family Dollar Stores, Inc.                    270             5,384
         J.C. Penney Co., Inc.                         260             9,435
         Kohl's Corp.*                                 210             8,408
         Macy's, Inc.                                  390             7,574
         Nordstrom, Inc.                               160             4,848
         Sears Holdings Corp.*                         130             9,576
         Target Corp.                                  390            18,131
                                                                ------------
                                                                      64,982
                                                                ------------
       SPECIALTY RETAIL -- 1.4%
         Abercrombie & Fitch Co. -
          Class A                                       80             5,014
         Advance Auto Parts, Inc.                       50             1,941
         American Eagle Outfitters,
          Inc.                                         250             3,407
         AnnTaylor Stores Corp.*                       190             4,552
         AutoNation, Inc.*                             120             1,202
         AutoZone, Inc.*                                60             7,261
         Barnes & Noble, Inc.                           10               248
         Bed Bath & Beyond, Inc.*                      210             5,901
         Best Buy Co., Inc.                            320            12,672
         Carmax, Inc.*                                  40               568
         Chico's FAS, Inc.*                             50               269
         Circuit City Stores, Inc.                     210               607
         Coldwater Creek, Inc.*                         60               317
         Dick's Sporting Goods,
          Inc.*                                         20               355
         Foot Locker, Inc.                              70               871
         GameStop Corp. -
          Class A*                                      20               808
         Limited Brands, Inc.                          310             5,223
         Lowe's Cos., Inc.                             660            13,695





    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- FUNDAMENTALLY WEIGHTED FUNDS
------------------------------------------------
LARGE COMPANY FUND
------------------
   INVESTMENTS / JUNE 30, 2008 -- CONTINUED

================================================================================
                                                                   VALUE
                                                   SHARES         (NOTE 2)
                                                 ---------      ------------
       SPECIALTY RETAIL -- (CONTINUED)
         O'Reilly Automotive, Inc.*                     10      $        224
         Office Depot, Inc.*                           430             4,704
         OfficeMax, Inc.                                30               417
         Penske Auto Group, Inc.                        20               295
         PetSmart, Inc.                                 10               200
         RadioShack Corp.                              370             4,540
         Ross Stores, Inc.                              50             1,776
         Staples, Inc.                                 530            12,587
         The Gap, Inc.                                 710            11,836
         The Home Depot, Inc.                        2,430            56,911
         The Sherwin-Williams Co.                      230            10,564
         The TJX Cos., Inc.                            130             4,091
         Tiffany & Co.                                  20               815
         Tractor Supply Co.*                            10               290
         Urban Outfitters, Inc.*                        20               624
         Williams-Sonoma, Inc.                          20               397
                                                                ------------
                                                                     175,182
                                                                ------------
       TEXTILES, APPAREL & LUXURY GOODS -- 0.4%
         Coach, Inc.*                                  230             6,643
         Jones Apparel Group, Inc.                     480             6,600
         Liz Claiborne, Inc.                           180             2,547
         NIKE, Inc. - Class B                          290            17,287
         Polo Ralph Lauren Corp.                        80             5,022
         V.F. Corp.                                    100             7,118
                                                                ------------
                                                                      45,217
                                                                ------------
       TOTAL CONSUMER DISCRETIONARY ......................         1,045,058
                                                                ------------
     CONSUMER STAPLES -- 9.2%
       BEVERAGES -- 2.0%
         Anheuser-Busch Cos., Inc.                     850            52,802
         Brown-Forman Corp. -
          Class B                                       60             4,534
         Coca-Cola Enterprises,
          Inc.                                         240             4,152
         Constellation Brands, Inc.
          Class A*                                     210             4,171
         Hansen Natural Corp.*                          10               288
         Molson Coors Brewing Co. -
          Class B                                      140             7,606
         Pepsi Bottling Group, Inc.                    240             6,701
         PepsiAmericas, Inc.                           170             3,363
         PepsiCo, Inc.                               1,050            66,769
         The Coca-Cola Co.                           1,840            95,643
                                                                ------------
                                                                     246,029
                                                                ------------

                                                                   VALUE
                                                   SHARES         (NOTE 2)
                                                 ---------      ------------
       FOOD & STAPLES RETAILING -- 1.6%
         BJ's Wholesale Club, Inc.*                     20      $        774
         Costco Wholesale Corp.                        220            15,431
         CVS Caremark Corp.                             60             2,374
         Rite Aid Corp.*                               660             1,049
         Safeway, Inc.                                 280             7,994
         SUPERVALU, Inc.                               160             4,942
         Sysco Corp.                                   690            18,982
         The Kroger Co.                                350            10,105
         Wal-Mart Stores, Inc.                       2,120           119,144
         Walgreen Co.                                  370            12,029
         Whole Foods Market, Inc.                      190             4,501
                                                                ------------
                                                                     197,325
                                                                ------------
       FOOD PRODUCTS -- 1.6%
         Archer-Daniels-Midland
          Co.                                          190             6,413
         Bunge, Ltd.                                    60             6,461
         Campbell Soup Co.                             400            13,384
         ConAgra Foods, Inc.                           700            13,496
         Corn Products International,
          Inc.                                          20               982
         Dean Foods Co.*                               610            11,968
         Del Monte Foods Co.                           330             2,343
         General Mills, Inc.                           220            13,369
         H.J. Heinz Co.                                290            13,877
         Hormel Foods Corp.                             80             2,769
         Kellogg Co.                                   180             8,644
         Kraft Foods, Inc. - Class A                 1,912            54,397
         McCormick & Co., Inc.                          20               713
         Sara Lee Corp.                              1,600            19,600
         Smithfield Foods, Inc.*                        60             1,193
         The Hershey Co.                               380            12,456
         The J.M. Smucker Co.                           20               813
         Tyson Foods, Inc. -
          Class A                                      460             6,872
                                                                ------------
                                                                     189,750
                                                                ------------
       HOUSEHOLD PRODUCTS -- 1.7%
         Church & Dwight Co., Inc.                      10               563
         Colgate-Palmolive Co.                         350            24,185
         Energizer Holdings, Inc.*                      80             5,847
         Kimberly-Clark Corp.                          520            31,086
         Procter & Gamble Co.                        2,330           141,687
         The Clorox Co.                                160             8,352
                                                                ------------
                                                                     211,720
                                                                ------------


    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- FUNDAMENTALLY WEIGHTED FUNDS
------------------------------------------------
LARGE COMPANY FUND
------------------
   INVESTMENTS / JUNE 30, 2008 -- CONTINUED

================================================================================

                                                                   VALUE
                                                   SHARES         (NOTE 2)
                                                 ---------      ------------
       PERSONAL PRODUCTS -- 0.2%
         Alberto-Culver Co.                            100      $      2,627
         Avon Products, Inc.                           230             8,284
         Estee Lauder Cos., Inc. -
          Class A                                      200             9,290
         NBTY, Inc.*                                   110             3,527
                                                                ------------
                                                                      23,728
                                                                ------------
       TOBACCO -- 2.1%
         Altria Group, Inc.                          3,350            68,876
         Lorillard, Inc.*                               20             1,383
         Philip Morris International,
          Inc.                                       2,960           146,194
         Reynolds American, Inc.                       350            16,335
         UST, Inc.                                     290            15,837
                                                                ------------
                                                                     248,625
                                                                ------------
       TOTAL CONSUMER STAPLES ............................         1,117,177
                                                                ------------
     ENERGY -- 11.3%
       ENERGY EQUIPMENT & SERVICES -- 1.3%
         Baker Hughes, Inc.                            110             9,607
         BJ Services Co.                               120             3,833
         Cameron International
          Corp.*                                        80             4,428
         Diamond Offshore Drilling,
          Inc.                                          80            11,131
         Dresser-Rand Group, Inc.*                     320            12,512
         ENSCO International, Inc.                      30             2,422
         FMC Technologies, Inc.*                        20             1,539
         Global Industries, Ltd.*                       50               897
         Halliburton Co.                               470            24,943
         Helix Energy Solutions
          Group, Inc.*                                  10               416
         Helmerich & Payne, Inc.                        20             1,440
         National Oilwell Varco,
          Inc.*                                        110             9,759
         Noble Corp.                                   100             6,496
         Oceaneering International,
          Inc.*                                         20             1,541
         Patterson-UTI Energy, Inc.                     50             1,802
         Pride International, Inc.*                     20               946
         Rowan Cos., Inc.                               30             1,403
         Schlumberger, Ltd.                            370            39,749
         SEACOR Holdings, Inc.*                         20             1,790
         Smith International, Inc.                      50             4,157
         Superior Energy Services,
          Inc.*                                         30             1,654
         Tetra Technologies, Inc.*                      10               237


                                                                   VALUE
                                                   SHARES         (NOTE 2)
                                                 ---------      ------------
       ENERGY EQUIPMENT & SERVICES -- (CONTINUED)
         Tidewater, Inc.                                30      $      1,951
         Transocean, Inc.*                              97            14,782
         Unit Corp.*                                    10               830
         Weatherford International,
          Ltd.*                                         20               992
                                                                ------------
                                                                     161,257
                                                                ------------
       OIL, GAS & CONSUMABLE FUELS -- 10.0%
         Anadarko Petroleum Corp.                      160            11,974
         Apache Corp.                                   90            12,510
         Arch Coal, Inc.                                40             3,001
         Cabot Oil & Gas Corp.                          60             4,064
         Chesapeake Energy Corp.                       190            12,532
         Chevron Corp.                               2,360           233,947
         Cimarex Energy Co.                             20             1,393
         ConocoPhillips                              1,660           156,688
         Consol Energy, Inc.                            40             4,495
         Denbury Resources, Inc.*                       60             2,190
         Devon Energy Corp.                            150            18,024
         El Paso Corp.                                 100             2,174
         EOG Resources, Inc.                            20             2,624
         Exxon Mobil Corp.                           5,720           504,104
         Forest Oil Corp.*                              30             2,235
         Foundation Coal Holdings,
          Inc.                                         100             8,858
         Frontier Oil Corp.                            210             5,021
         Frontline, Ltd.                               410            28,610
         Hess Corp.                                     70             8,833
         Holly Corp.                                    10               369
         Marathon Oil Corp.                            740            38,384
         Massey Energy Co.                              20             1,875
         Murphy Oil Corp.                               10               981
         Newfield Exploration Co.*                      20             1,305
         Noble Energy, Inc.                            110            11,062
         Occidental Petroleum
          Corp.                                        620            55,713
         Overseas Shipholding
          Group, Inc.                                   20             1,590
         Patriot Coal Corp.*                            22             3,372
         Peabody Energy Corp.                           40             3,522
         Pioneer Natural Resources
          Co.                                           50             3,914
         Plains Exploration &
          Production Co.*                               10               730
         Quicksilver Resources,
          Inc.*                                         20               773
         Range Resources Corp.                          30             1,966
         Southwestern Energy Co.*                       20               952


    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- FUNDAMENTALLY WEIGHTED FUNDS
------------------------------------------------
LARGE COMPANY FUND
------------------
   INVESTMENTS / JUNE 30, 2008 -- CONTINUED

================================================================================

                                                                   VALUE
                                                   SHARES         (NOTE 2)
                                                 ---------      ------------
       OIL, GAS & CONSUMABLE FUELS -- (CONTINUED)
         Spectra Energy Corp.                          100      $      2,874
         St. Mary Land &
          Exploration Co.                               50             3,232
         Sunoco, Inc.                                  230             9,359
         Teekay Corp.                                   30             1,355
         Tesoro Corp.                                  220             4,349
         Valero Energy Corp.                           660            27,179
         W&T Offshore, Inc.                             20             1,170
         Williams Cos., Inc.                           200             8,062
         XTO Energy, Inc.                               62             4,248
                                                                ------------
                                                                   1,211,613
                                                                ------------
       TOTAL ENERGY ......................................         1,372,870
                                                                ------------
     FINANCIALS -- 25.1%
       CAPITAL MARKETS -- 2.4%
         Affiliated Managers Group,
          Inc.*                                         20             1,801
         Allied Capital Corp.                          590             8,195
         American Capital Strategies,
          Ltd.                                         390             9,270
         Ameriprise Financial, Inc.                    120             4,880
         BlackRock, Inc.                                20             3,540
         E*TRADE Group, Inc.*                        1,720             5,401
         Eaton Vance Corp.                             140             5,566
         Federated Investors, Inc.                     160             5,507
         Franklin Resources, Inc.                      170            15,581
         Goldman Sachs Group,
          Inc.                                         270            47,223
         Invesco, Ltd.                                 400             9,592
         Investment Technology
          Group, Inc.*                                  20               669
         Janus Capital Group, Inc.                     260             6,882
          Group, Inc.                                  190             3,196
         Lazard, Ltd. - Class A                        100             3,415
         Legg Mason, Inc.                              200             8,714
         Lehman Brothers Holdings,
          Inc.                                         640            12,678
         Merrill Lynch & Co., Inc.                     790            25,051
         Morgan Stanley                              1,050            37,874
         Northern Trust Corp.                          130             8,914
         Raymond James Financial,
          Inc.                                         110             2,903
         SEI Investments Co.                            60             1,411
         State Street Corp.                            200            12,798
         T. Rowe Price Group, Inc.                     180            10,165
         The Bank of New York
          Mellon Corp.                                 550            20,807


                                                                   VALUE
                                                   SHARES         (NOTE 2)
                                                 ---------      ------------
       CAPITAL MARKETS -- (CONTINUED)
         The Charles Schwab Corp.                      780      $     16,021
                                                                ------------
                                                                     288,054
                                                                ------------
       COMMERCIAL BANKS -- 3.5%
         Associated Banc-Corp                          250             4,823
         BancorpSouth, Inc.                             40               700
         Bank of Hawaii Corp.                          100             4,780
         BB&T Corp.                                    930            21,176
         BOK Financial Corp.                            10               535
         City National Corp.                            20               841
         Comerica, Inc.                                390             9,996
         Cullen/Frost Bankers, Inc.                     60             2,991
         East West Bancorp, Inc.                        10                71
         Fifth Third Bancorp                         1,540            15,677
         First Citizens BancShares,
          Inc. - Class A                                30             4,185
         First Horizon National
          Corp.                                        680             5,052
         Fulton Financial Corp.                        130             1,307
         Huntington Bancshares,
          Inc.                                         790             4,558
         KeyCorp                                       940            10,321
         M&T Bank Corp.                                120             8,465
         Marshall & Ilsley Corp.                       380             5,825
         PNC Financial Services
          Group                                        370            21,127
         Popular, Inc.                                 510             3,361
         Regions Financial Corp.                     1,410            15,383
         SunTrust Banks, Inc.                          600            21,732
         Synovus Financial Corp.                       660             5,762
         TCF Financial Corp.                            80               962
         The Colonial BancGroup,
          Inc.                                         500             2,210
         U.S. Bancorp                                2,440            68,052
         UnionBanCal Corp.                             150             6,063
         Valley National Bancorp                        81             1,277
         Wachovia Corp.                              4,200            65,226
         Webster Financial Corp.                       110             2,046
         Wells Fargo & Co.                           4,290           101,887
         Zions Bancorp                                 200             6,298
                                                                ------------
                                                                     422,689
                                                                ------------
       CONSUMER FINANCE -- 1.1%
         American Express Co.                        1,860            70,066
         Capital One Financial
          Corp.                                        930            35,350


    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- FUNDAMENTALLY WEIGHTED FUNDS
------------------------------------------------
LARGE COMPANY FUND
------------------
   INVESTMENTS / JUNE 30, 2008 -- CONTINUED

================================================================================

                                                                   VALUE
                                                   SHARES         (NOTE 2)
                                                 ---------      ------------
       CONSUMER FINANCE -- (CONTINUED)
         Discover Financial
          Services                                     460      $      6,058
         SLM Corp.*                                    750            14,513
         The First Marblehead
          Corp.                                         90               231
         The Student Loan Corp.                         40             3,923
                                                                ------------
                                                                     130,141
                                                                ------------
       DIVERSIFIED FINANCIAL SERVICES -- 4.9%
         Bank of America Corp.                       7,650           182,605
         CIT Group, Inc.                               800             5,448
         Citigroup, Inc.                            14,430           241,847
         CME Group, Inc.                                20             7,664
         IntercontinentalExchange,
          Inc.*                                         10             1,140
         JPMorgan Chase & Co.                        3,810           130,721
         Leucadia National Corp.                        90             4,225
         Liberty Media Corp. - Capital
          Class A*                                     500             7,200
         MSCI, Inc.*                                   330            11,976
         NYSE Euronext, Inc.                            90             4,559
         The Nasdaq OMX Group, Inc.                     20               531
                                                                ------------
                                                                     597,916
                                                                ------------
       INSURANCE -- 8.4%
         ACE, Ltd.                                     910            50,132
         AFLAC, Inc.                                   650            40,820
         Alleghany Corp.*                               10             3,320
         Allied World Assurance
          Holdings, Ltd.                               100             3,962
         American Financial Group,
          Inc.                                         430            11,502
         American International
          Group, Inc.                                5,020           132,829
         American National
          Insurance Co.                                 10               980
         AON Corp.                                     420            19,295
         Arch Capital Group, Ltd.*                     180            11,938
         Arthur J. Gallagher & Co.                      90             2,169
         Assurant, Inc.                                130             8,575
         Axis Capital Holdings,
          Ltd.                                         390            11,626
         Brown & Brown, Inc.                            80             1,391
         Chubb Corp.                                   870            42,639
         Cincinnati Financial Corp.                    420            10,668
         CNA Financial Corp.                           520            13,078


                                                                   VALUE
                                                   SHARES         (NOTE 2)
                                                 ---------      ------------
       INSURANCE -- (CONTINUED)
         Conseco, Inc.*                              1,440      $     14,285
         Endurance Specialty
          Holdings, Ltd.                               180             5,542
         Erie Indemnity Co. -
          Class A                                      110             5,076
         Everest Re Group, Ltd.                        120             9,565
         Fidelity National Financial,
          Inc. - Class A                               160             2,016
         First American Corp.                          170             4,488
         Genworth Financial, Inc. -
          Class A                                    1,860            33,127
         Hartford Financial Services
          Group, Inc.                                  670            43,262
         HCC Insurance Holdings,
          Inc.                                         420             8,879
         Lincoln National Corp.                        480            21,754
         Loews Corp.                                   790            37,051
         Markel Corp.*                                  20             7,340
         Marsh & McLennan Cos.,
          Inc.                                         840            22,302
         Mercury General Corp.                         190             8,877
         MetLife, Inc.                               1,330            70,184
         Old Republic International
          Corp.                                      1,010            11,958
         OneBeacon Insurance
          Group, Ltd.                                   30               527
         PartnerRe, Ltd.                                90             6,222
         Philadelphia Consolidated
          Holding Corp.*                               180             6,115
         Principal Financial Group,
          Inc.                                         450            18,886
         Protective Life Corp.                         250             9,512
         Prudential Financial, Inc.                    690            41,221
         Reinsurance Group of
          America, Inc.                                190             8,269
         RenaissanceRe Holdings,
          Ltd.                                         160             7,147
         StanCorp Financial Group,
          Inc.                                         170             7,983
         The Allstate Corp.                          1,440            65,649
         The Hanover Insurance
          Group, Inc.                                   40             1,700
         The Progressive Corp.                       1,650            30,888
         The Travelers Cos., Inc.                    1,270            55,118
         Torchmark Corp.                                90             5,278
         TransAtlantic Holdings,
          Inc.                                          80             4,518
         Unitrin, Inc.                                 210             5,790


    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- FUNDAMENTALLY WEIGHTED FUNDS
------------------------------------------------
LARGE COMPANY FUND
------------------
   INVESTMENTS / JUNE 30, 2008 -- CONTINUED

================================================================================


                                                                   VALUE
                                                   SHARES         (NOTE 2)
                                                 ---------      ------------
       INSURANCE -- (CONTINUED)
         Unum Group                                    800      $     16,360
         W.R. Berkley Corp.                            710            17,154
         White Mountains Insurance
          Group, Ltd.                                   20             8,580
         XL Capital, Ltd. - Class A                  1,200            24,672
                                                                ------------
                                                                   1,012,219
                                                                ------------
       REAL ESTATE INVESTMENT TRUSTS -- 2.2%
         AMB Property Corp.                            130             6,549
         Annaly Mortgage
          Management, Inc.                             210             3,257
         Apartment Investment &
          Management Co. -
          Class A                                      193             6,574
         AvalonBay Communities,
          Inc.                                          40             3,566
         Boston Properties, Inc.                       170            15,338
         Brandywine Realty Trust                       260             4,098
         BRE Properties, Inc. -
          Class A                                      120             5,194
         Camden Property Trust                          90             3,983
         CBL & Associates Properties,
          Inc.                                         300             6,852
         Colonial Properties Trust                     170             3,403
         Developers Diversified Realty
          Corp.                                        240             8,330
         Duke Realty Corp.                             450            10,103
         Equity Residential                            330            12,629
         Federal Realty Investment
          Trust                                         80             5,520
         General Growth Properties,
          Inc.                                         250             8,758
         Health Care Property
          Investors, Inc.                              210             6,680
         Health Care REIT, Inc.                         20               890
         Hospitality Properties
          Trust                                        320             7,827
         Host Hotels & Resorts,
          Inc.                                         600             8,190
         HRPT Properties Trust                       1,290             8,733
         iStar Financial, Inc.                         500             6,605
         Kilroy Realty Corp.                            90             4,233
         Kimco Realty Corp.                            220             7,594
         Liberty Property Trust                        240             7,956
         Mack-Cali Realty Corp.                        120             4,100
         Plum Creek Timber Co.,
          Inc.                                         110             4,698
         ProLogis                                      170             9,240


                                                                   VALUE
                                                   SHARES         (NOTE 2)
                                                 ---------      ------------
       REAL ESTATE INVESTMENT TRUSTS -- (CONTINUED)
         Public Storage                                140      $     11,311
         Rayonier, Inc.                                110             4,671
         Regency Centers Corp.                         120             7,094
         Simon Property Group,
          Inc.                                         230            20,675
         SL Green Realty Corp.                          60             4,963
         Taubman Centers, Inc.                         120             5,838
         The Macerich Co.                              140             8,698
         UDR, Inc.                                     130             2,909
         Ventas, Inc.                                   40             1,703
         Vornado Realty Trust                          150            13,200
         Weingarten Realty, Inc.                       210             6,367
                                                                ------------
                                                                     268,329
                                                                ------------
       REAL ESTATE MANAGEMENT & DEVELOPMENT -- 0.0%
         CB Richard Ellis Group, Inc. -
          Class A*                                      40               768
         Forest City Enterprises,
          Inc.                                          10               322
         Jones Lang LaSalle, Inc.                       10               602
         The St. Joe Co.                                20               687
                                                                ------------
                                                                       2,379
                                                                ------------
       THRIFTS & MORTGAGE FINANCE -- 2.6%
         Astoria Financial Corp.                       200             4,016
         Capitol Federal Financial                     150             5,642
         Fannie Mae                                  7,930           154,714
         Freddie Mac                                 5,710            93,644
         Guaranty Financial Group,
          Inc.*                                         70               376
         Hudson City Bancorp, Inc.                     340             5,671
         IndyMac Bancorp, Inc.                         340               211
         New York Community
          Bancorp, Inc.                                460             8,206
         People's United Financial,
          Inc.                                         364             5,678
         Sovereign Bancorp, Inc.                       570             4,195
         Washington Federal, Inc.                      160             2,896
         Washington Mutual, Inc.                     5,680            28,003
                                                                ------------
                                                                     313,252
                                                                ------------
       TOTAL FINANCIALS ..................................         3,034,979
                                                                ------------
     HEALTH CARE -- 10.8%
       BIOTECHNOLOGY -- 0.6%
         Amgen, Inc.*                                  900            42,444
         Biogen Idec, Inc.*                            100             5,589
         Celgene Corp.*                                 10               639


    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- FUNDAMENTALLY WEIGHTED FUNDS
------------------------------------------------
LARGE COMPANY FUND
------------------
   INVESTMENTS / JUNE 30, 2008 -- CONTINUED

================================================================================


                                                                   VALUE
                                                   SHARES         (NOTE 2)
                                                 ---------      ------------
       BIOTECHNOLOGY -- (CONTINUED)
         Cephalon, Inc.*                                20      $      1,334
         Genentech, Inc.*                              180            13,662
         Genzyme Corp.*                                100             7,202
         Gilead Sciences, Inc.*                         90             4,765
                                                                ------------
                                                                      75,635
                                                                ------------
       HEALTH CARE EQUIPMENT & SUPPLIES -- 1.2%
         Advanced Medical Optics,
          Inc.*                                        130             2,436
         Baxter International, Inc.                    390            24,937
         Beckman Coulter, Inc.                          20             1,351
         Becton, Dickinson & Co.                       120             9,756
         Boston Scientific Corp.*                      750             9,217
         C.R. Bard, Inc.                                80             7,036
         Dentsply International, Inc.                  100             3,680
         Edwards Lifesciences
          Corp.*                                        90             5,584
         Gen-Probe, Inc.*                              100             4,748
         Hill-Rom Holdings, Inc.                       110             2,968
         Hospira, Inc.*                                 10               401
         IDEXX Laboratories, Inc.*                     120             5,849
         Intuitive Surgical, Inc.*                      10             2,694
         Kinetic Concepts, Inc.*                        40             1,596
         Medtronic, Inc.                               740            38,295
         St. Jude Medical, Inc.*                        30             1,226
         Stryker Corp.                                 180            11,318
         The Cooper Cos., Inc.                          10               372
         Varian Medical Systems,
          Inc.*                                        120             6,222
         Zimmer Holdings, Inc.*                         60             4,083
                                                                ------------
                                                                     143,769
                                                                ------------
       HEALTH CARE PROVIDERS & SERVICES -- 1.9%
         Aetna, Inc.                                   300            12,159
         AmerisourceBergen Corp.                       240             9,598
         Brookdale Senior Living,
          Inc.                                          10               204
         Cardinal Health, Inc.                         340            17,537
         CIGNA Corp.                                   440            15,572
         Community Health Systems,
          Inc.*                                         40             1,319
         Coventry Health Care,
          Inc.*                                        150             4,563
         DaVita, Inc.*                                  30             1,594
         Express Scripts, Inc.*                         90             5,645
         Health Management Associates,
          Inc. - Class A*                            3,100            20,181


                                                                   VALUE
                                                   SHARES         (NOTE 2)
                                                 ---------      ------------
       HEALTH CARE PROVIDERS & SERVICES -- (CONTINUED)
         Health Net, Inc.*                              40      $        962
         Henry Schein, Inc.*                            10               516
         Humana, Inc.*                                 110             4,375
         LifePoint Hospitals, Inc.*                    180             5,094
         Lincare Holdings, Inc.*                        30               852
         McKesson Corp.                                310            17,332
         Medco Health Solutions,
          Inc.*                                        340            16,048
         Omnicare, Inc.                                270             7,079
         Patterson Cos., Inc.*                          60             1,763
         Pediatrix Medical Group,
          Inc.*                                         30             1,477
         Quest Diagnostics, Inc.                       210            10,179
         UnitedHealth Group, Inc.                    1,510            39,637
         Universal Health Services,
          Inc. - Class B                                40             2,529
         VCA Antech, Inc.*                              10               278
         WellCare Health Plans,
          Inc.*                                         70             2,530
         WellPoint, Inc.*                              640            30,502
                                                                ------------
                                                                     229,525
                                                                ------------
       HEALTH CARE TECHNOLOGY -- 0.1%
         Cerner Corp.*                                  20               903
         IMS Health, Inc.                              350             8,155
                                                                ------------
                                                                       9,058
                                                                ------------
       LIFE SCIENCES TOOLS & SERVICES -- 0.1%
         Applera Corp. - Applied
          Biosystems Group                             160             5,357
         Charles River Laboratories
          International, Inc.*                          20             1,278
         Covance, Inc.*                                 30             2,581
         Invitrogen Corp.*                              40             1,570
         PerkinElmer, Inc.                              10               279
         Pharmaceutical Product
          Development, Inc.                             10               429
         Waters Corp.*                                  90             5,805
                                                                ------------
                                                                      17,299
                                                                ------------
       PHARMACEUTICALS -- 6.9%
         Abbott Laboratories                         1,300            68,861
         Allergan, Inc.                                 70             3,643
         APP Pharmaceuticals,
          Inc.*                                         30               502
         Barr Pharmaceuticals,
          Inc.*                                         30             1,352



    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- FUNDAMENTALLY WEIGHTED FUNDS
------------------------------------------------
LARGE COMPANY FUND
------------------
   INVESTMENTS / JUNE 30, 2008 -- CONTINUED

================================================================================


                                                                   VALUE
                                                   SHARES         (NOTE 2)
                                                 ---------      ------------
       PHARMACEUTICALS -- (CONTINUED)
         Bristol-Myers Squibb Co.                    3,170      $     65,080
         Eli Lilly & Co.                             1,200            55,392
         Endo Pharmaceuticals
          Holdings, Inc.*                               20               484
         Forest Laboratories, Inc.*                    290            10,075
         Johnson & Johnson                           2,900           186,586
         King Pharmaceuticals,
          Inc.*                                        230             2,408
         Merck & Co., Inc.                           3,620           136,438
         Mylan Laboratories, Inc.*                     280             3,380
         Pfizer, Inc.                               12,120           211,736
         Schering-Plough Corp.                       1,050            20,674
         Sepracor, Inc.*                                10               199
         Watson Pharmaceuticals,
          Inc.*                                         50             1,359
         Wyeth                                       1,330            63,787
                                                                ------------
                                                                     831,956
                                                                ------------
       TOTAL HEALTH CARE .................................         1,307,242
                                                                ------------
     INDUSTRIALS -- 9.9%
       AEROSPACE & DEFENSE -- 1.9%
         Alliant Techsystems, Inc.*                     30             3,050
         General Dynamics Corp.                        340            28,628
         Goodrich Corp.                                 50             2,373
         L-3 Communications
          Holdings, Inc.                                90             8,178
         Lockheed Martin Corp.                         350            34,531
         Northrop Grumman Corp.                        320            21,408
         Precision Castparts Corp.                      70             6,746
         Raytheon Co.                                  330            18,573
         Rockwell Collins, Inc.                        100             4,796
         Spirit Aerosystems Holdings,
          Inc. - Class A*                               40               767
         The Boeing Co.                                860            56,519
         United Technologies Corp.                     770            47,509
                                                                ------------
                                                                     233,078
                                                                ------------
       AIR FREIGHT & LOGISTICS -- 0.4%
         C.H. Robinson Worldwide,
          Inc.                                          60             3,291
         Expeditors International
          Washington, Inc.                              50             2,150
         FedEx Corp.                                    90             7,091
         United Parcel Service, Inc. -
          Class B                                      630            38,726
                                                                ------------
                                                                      51,258
                                                                ------------

                                                                   VALUE
                                                   SHARES         (NOTE 2)
                                                 ---------      ------------
       AIRLINES -- 0.1%
         AMR Corp.*                                     10      $         51
         Continental Airlines, Inc. -
          Class B*                                     280             2,831
         Delta Airlines Co.*                           260             1,482
         Southwest Airlines Co.                         40               522
         UAL Corp.                                     950             4,959
         US Airways Group, Inc.*                       130               325
                                                                ------------
                                                                      10,170
                                                                ------------
       BUILDING PRODUCTS -- 0.1%
         Lennox International, Inc.                     40             1,158
         Masco Corp.                                   820            12,899
                                                                ------------
                                                                      14,057
                                                                ------------
       COMMERCIAL SERVICES & SUPPLIES -- 0.8%
         Allied Waste Industries,
          Inc.*                                        450             5,679
         Avery Dennison Corp.                          120             5,272
         Cintas Corp.                                  190             5,037
         Corrections Corp. of
          America*                                      40             1,099
         Covanta Holding Corp.*                         30               801
         Equifax, Inc.                                  80             2,690
         HNI Corp.                                      30               530
         Manpower, Inc.                                 80             4,659
         Monster Worldwide, Inc.*                       20               412
         Pitney Bowes, Inc.                            380            12,958
         R.R. Donnelley & Sons
          Co.                                          380            11,282
         Republic Services, Inc.                       105             3,118
         Robert Half International,
          Inc.                                          40               959
         Steelcase, Inc. - Class A                      50               501
         Stericycle, Inc.*                             100             5,170
         The Brink's Co.                                70             4,579
         The Corporate Executive
          Board Co.                                     80             3,364
         The Dun & Bradstreet
          Corp.                                         70             6,135
         Waste Management, Inc.                        600            22,626
                                                                ------------
                                                                      96,871
                                                                ------------
       CONSTRUCTION & ENGINEERING -- 0.0%
         Jacobs Engineering Group,
          Inc.*                                         10               807
         Quanta Services, Inc.*                         60             1,996



    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- FUNDAMENTALLY WEIGHTED FUNDS
------------------------------------------------
LARGE COMPANY FUND
------------------
   INVESTMENTS / JUNE 30, 2008 -- CONTINUED

================================================================================

                                                                   VALUE
                                                   SHARES         (NOTE 2)
                                                 ---------      ------------
       CONSTRUCTION & ENGINEERING -- (CONTINUED)
         The Shaw Group, Inc.*                          10      $        618
                                                                ------------
                                                                       3,421
                                                                ------------
       ELECTRICAL EQUIPMENT -- 0.5%
         AMETEK, Inc.                                   60             2,833
         Cooper Industries, Ltd. -
          Class A                                      230             9,085
         Emerson Electric Co.                          680            33,626
         Hubbell, Inc. - Class B                        30             1,196
         Rockwell Automation, Inc.                     150             6,559
         Roper Industries, Inc.                         20             1,318
         Thomas & Betts Corp.*                          20               757
                                                                ------------
                                                                      55,374
                                                                ------------
       INDUSTRIAL CONGLOMERATES -- 3.5%
         3M Co.                                        750            52,192
         Carlisle Cos., Inc.                            40             1,160
         General Electric Co.                       11,670           311,472
         Teleflex, Inc.                                 30             1,668
         Textron, Inc.                                 160             7,669
         Tyco International, Ltd.                    1,120            44,845
                                                                ------------
                                                                     419,006
                                                                ------------
       MACHINERY -- 1.7%
         AGCO Corp.*                                    40             2,096
         Caterpillar, Inc.                             380            28,052
         Crane Co.                                      20               771
         Cummins, Inc.                                 190            12,449
         Danaher Corp.                                 160            12,368
         Deere & Co.                                   160            11,541
         Donaldson Co., Inc.                            30             1,339
         Dover Corp.                                   290            14,027
         Eaton Corp.                                   240            20,393
         Flowserve Corp.                                20             2,734
         Gardner Denver, Inc.*                          20             1,136
         Graco, Inc.                                    30             1,142
         Harsco Corp.                                   20             1,088
         IDEX Corp.                                     30             1,105
         Illinois Tool Works, Inc.                     510            24,230
         Ingersoll Rand Co., Ltd. -
          Class A                                      230             8,609
         ITT Industries, Inc.                          150             9,499
         Joy Global, Inc.                               40             3,033
         Lincoln Electric Holdings,
          Inc.                                          20             1,574
         Oshkosh Corp.                                  30               621
         PACCAR, Inc.                                  400            16,732


                                                                   VALUE
                                                   SHARES         (NOTE 2)
                                                 ---------      ------------
       MACHINERY -- (CONTINUED)
         Pall Corp.                                     40      $      1,587
         Parker Hannifin Corp.                         160            11,411
         Pentair, Inc.                                  60             2,101
         SPX Corp.                                      50             6,587
         Terex Corp.*                                   70             3,596
         The Manitowoc Co., Inc.                        40             1,301
         The Timken Co.                                 40             1,318
         The Toro Co.                                   20               665
         Trinity Industries, Inc.                       20               694
                                                                ------------
                                                                     203,799
                                                                ------------
       MARINE -- 0.0%
         Alexander & Baldwin, Inc.                      30             1,367
         Kirby Corp.*                                   20               960
                                                                ------------
                                                                       2,327
                                                                ------------
       ROAD & RAIL -- 0.8%
         Avis Budget Group, Inc.*                    1,730            14,480
         Burlington Northern Santa
          Fe Corp.                                     170            16,981
         Con-way, Inc.                                  20               945
         CSX Corp.                                     140             8,794
         Hertz Global Holdings,
          Inc.*                                        700             6,720
         JB Hunt Transport Services,
          Inc.                                          10               333
         Kansas City Southern Industries Inc.*          60             2,639
         Landstar System, Inc.                          10               552
         Norfolk Southern Corp.                        320            20,055
         Ryder Systems, Inc.                            50             3,444
         Union Pacific Corp.                           240            18,120
         YRC Worldwide, Inc.*                          300             4,461
                                                                ------------
                                                                      97,524
                                                                ------------
       TRADING COMPANIES & DISTRIBUTORS -- 0.1%
         Fastenal Co.                                   20               863
         GATX Corp.                                     10               444
         MSC Industrial Direct Co.,
          Inc. - Class A                                20               882
         W.W. Grainger, Inc.                            60             4,908
         WESCO International,
          Inc.*                                         30             1,201
                                                                ------------
                                                                       8,298
                                                                ------------
       TOTAL INDUSTRIALS .................................         1,195,183
                                                                ------------


    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- FUNDAMENTALLY WEIGHTED FUNDS
------------------------------------------------
LARGE COMPANY FUND
------------------
   INVESTMENTS / JUNE 30, 2008 -- CONTINUED

================================================================================

                                                                   VALUE
                                                   SHARES         (NOTE 2)
                                                 ---------      ------------
     INFORMATION TECHNOLOGY -- 12.2%
       COMMUNICATIONS EQUIPMENT -- 1.2%
         ADC Telecommunications,
          Inc.*                                         30      $        443
         Cisco Systems, Inc.*                        3,160            73,502
         Corning, Inc.                                  40               922
         F5 Networks, Inc.*                            100             2,842
         Harris Corp.                                   20             1,010
         Juniper Networks, Inc.*                        50             1,109
         Motorola, Inc.                              3,570            26,204
         QUALCOMM, Inc.                                930            41,264
         Tellabs, Inc.*                                 50               232
                                                                ------------
                                                                     147,528
                                                                ------------
       COMPUTERS & PERIPHERALS -- 3.0%
         Apple Computer, Inc.*                         150            25,116
         Dell, Inc.*                                 2,190            47,917
         Diebold, Inc.                                  50             1,779
         EMC Corp.*                                  1,200            17,628
         Hewlett-Packard Co.                         1,720            76,041
         International Business
          Machines Corp.                             1,320           156,460
         Lexmark International Group,
          Inc. - Class A*                              110             3,677
         NCR Corp.*                                    130             3,276
         NetApp, Inc.*                                 280             6,065
         QLogic Corp.*                                 120             1,751
         SanDisk Corp.*                                250             4,675
         Seagate Technology                            410             7,843
         Sun Microsystems, Inc.*                       610             6,637
         Teradata Corp.*                               130             3,008
         Western Digital Corp.*                         70             2,417
                                                                ------------
                                                                     364,290
                                                                ------------
       ELECTRONIC EQUIPMENT & INSTRUMENTS -- 0.3%
         Agilent Technologies,
          Inc.*                                        260             9,240
         Amphenol Corp. - Class A                       40             1,795
         Arrow Electronics, Inc.*                       70             2,150
         Avnet, Inc.*                                  200             5,456
         AVX Corp.                                      50               566
         Dolby Laboratories, Inc.*                      20               806
         Ingram Micro, Inc. -
          Class A*                                     180             3,195
         Jabil Circuit, Inc.                           200             3,282
         Mettler-Toledo International,
          Inc.*                                         10               949
         Molex, Inc.                                    60             1,465


                                                                   VALUE
                                                   SHARES         (NOTE 2)
                                                 ---------      ------------
       ELECTRONIC EQUIPMENT & INSTRUMENTS -- (CONTINUED)
         National Instruments Corp.                     20      $        567
         Trimble Navigation, Ltd.*                      60             2,142
         Tyco Electronics, Ltd.                         30             1,075
         Vishay Intertechnology,
          Inc.*                                        160             1,419
                                                                ------------
                                                                      34,107
                                                                ------------
       INTERNET SOFTWARE & SERVICES -- 0.3%
         Akamai Technologies,
          Inc.*                                         20               696
         eBay, Inc.*                                   540            14,758
         Google, Inc. - Class A*                        30            15,793
         VeriSign, Inc.*                                80             3,024
                                                                ------------
                                                                      34,271
                                                                ------------
       IT SERVICES -- 1.2%
         Accenture, Ltd. - Class A                     670            27,282
         Acxiom Corp.                                  110             1,264
         Affiliated Computer
          Services, Inc.*                              100             5,349
         Alliance Data Systems
          Corp.*                                        20             1,131
         Automatic Data Processing,
          Inc.                                         500            20,950
         Broadridge Financial
          Solutions, Inc.                               92             1,937
         Cognizant Technology
          Solutions Corp. -
          Class A*                                      20               650
         Computer Sciences Corp.*                      300            14,052
         Convergys Corp.*                              100             1,486
         DST Systems, Inc.*                             80             4,404
         Fidelity National Information
          Services, Inc.                               370            13,657
         Fiserv, Inc.*                                 150             6,805
         Global Payments, Inc.                          10               466
         Hewitt Associates, Inc.*                       50             1,917
         Iron Mountain, Inc.*                           35               929
         Metavante Technologies,
          Inc.*                                        126             2,850
         Paychex, Inc.                                 300             9,384
         The Western Union Co.                       1,020            25,214
         Total System Services, Inc.                   352             7,821
         Unisys Corp.*                                 190               751
         VeriFone Holdings, Inc.*                       10               120
                                                                ------------
                                                                     148,419
                                                                ------------


    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- FUNDAMENTALLY WEIGHTED FUNDS
------------------------------------------------
LARGE COMPANY FUND
------------------
   INVESTMENTS / JUNE 30, 2008 -- CONTINUED

================================================================================
                                                                   VALUE
                                                   SHARES         (NOTE 2)
                                                 ---------      ------------
       OFFICE ELECTRONICS -- 0.1%
         Xerox Corp.                                 1,010      $     13,695
         Zebra Technologies Corp. -
          Class A*                                      20               653
                                                                ------------
                                                                      14,348
                                                                ------------
       SEMICONDUCTORS & SEMICONDUCTOR
         EQUIPMENT -- 2.2%
         Altera Corp.                                  110             2,277
         Analog Devices, Inc.                          310             9,849
         Applied Materials, Inc.                     1,120            21,381
         Atmel Corp.*                                  140               487
         Broadcom Corp. -
          Class A*                                     170             4,639
         Cree, Inc.*                                   100             2,281
         Cypress Semiconductor
          Corp.*                                        50             1,238
         Fairchild Semiconductor
          International, Inc.*                          20               235
         Intel Corp.                                 5,600           120,288
         International Rectifier
          Corp.*                                        20               384
         Intersil Holding Corp. -
          Class A                                       40               973
         KLA -Tencor Corp.                             140             5,699
         Lam Research Corp.*                           110             3,977
         Linear Technology Corp.                       350            11,399
         LSI Logic Corp.*                               80               491
         Marvell Technology Group,
          Ltd.*                                         60             1,060
         MEMC Electronic Materials,
          Inc.*                                         80             4,923
         Microchip Technology,
          Inc.                                         160             4,886
         National Semiconductor
          Corp.                                        480             9,859
         Novellus Systems, Inc.*                       120             2,543
         NVIDIA Corp.*                                 420             7,862
         Teradyne, Inc.*                                10               111
         Texas Instruments, Inc.                     1,150            32,384
         Xilinx, Inc.                                  490            12,372
                                                                ------------
                                                                     261,598
                                                                ------------
       SOFTWARE -- 3.9%
         Adobe Systems, Inc.*                          210             8,272
         Amdocs, Ltd.*                                 260             7,649
         Autodesk, Inc.*                               100             3,381
         BMC Software, Inc.*                            80             2,880
         CA, Inc.                                      480            11,083


                                                                   VALUE
                                                   SHARES         (NOTE 2)
                                                 ---------      ------------
       SOFTWARE -- (CONTINUED)
         Cadence Design Systems,
          Inc.*                                        160      $      1,616
         Citrix Systems, Inc.*                          70             2,059
         Compuware Corp.*                              150             1,431
         Electronic Arts, Inc.*                         80             3,554
         FactSet Research Systems,
          Inc.                                          20             1,127
         Fair Isaac & Co., Inc.                        150             3,116
         Intuit, Inc.*                                 240             6,617
         McAfee, Inc.*                                 200             6,806
         Microsoft Corp.                            12,450           342,499
         Novell, Inc.*                                 780             4,594
         Oracle Corp.*                               2,580            54,180
         Red Hat, Inc.*                                 80             1,655
         Salesforce.com, Inc.*                          20             1,365
         Symantec Corp.*                               600            11,610
         Synopsys, Inc.*                                50             1,196
                                                                ------------
                                                                     476,690
                                                                ------------
       TOTAL INFORMATION TECHNOLOGY ......................         1,481,251
                                                                ------------
     MATERIALS -- 4.0%
       CHEMICALS -- 1.9%
         Air Products & Chemicals,
          Inc.                                         100             9,886
         Airgas, Inc.                                   30             1,752
         Albemarle Corp.                                40             1,596
         Ashland, Inc.                                 220            10,604
         Cabot Corp.                                    30               729
         Celanese Corp. - Series A                     100             4,566
         Chemtura Corp.                                 70               409
         Cytec Industries, Inc.                         20             1,091
         E.I. DuPont de Nemours &
          Co.                                        1,050            45,034
         Eastman Chemical Co.                          130             8,952
         Ecolab, Inc.                                   90             3,869
         FMC Corp.                                      40             3,098
         International Flavors &
          Fragrances, Inc.                              50             1,953
         Monsanto Co.                                  140            17,701
         Nalco Holding Co.                             240             5,076
         PPG Industries, Inc.                          310            17,785
         Praxair, Inc.                                 130            12,251
         Rohm & Haas Co.                               160             7,430
         RPM International, Inc.                       150             3,090
         Sigma-Aldrich Corp.                           100             5,386
         The Dow Chemical Co.                        1,530            53,412
         The Lubrizol Corp.                             90             4,170



    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- FUNDAMENTALLY WEIGHTED FUNDS
------------------------------------------------
LARGE COMPANY FUND
------------------
   INVESTMENTS / JUNE 30, 2008 -- CONTINUED

================================================================================


                                                                   VALUE
                                                   SHARES         (NOTE 2)
                                                 ---------      ------------
       CHEMICALS -- (CONTINUED)
         The Mosaic Co.                                 30      $      4,341
         The Scotts Miracle-Gro
          Co. - Class A                                110             1,933
         The Valspar Corp.                             210             3,971
         Westlake Chemical Corp.                       110             1,635
                                                                ------------
                                                                     231,720
                                                                ------------
       CONSTRUCTION MATERIALS -- 0.1%
         Eagle Materials, Inc.                          30               760
         Martin Marietta Materials
          Corp.                                         20             2,072
         Vulcan Materials Co.                           90             5,380
                                                                ------------
                                                                       8,212
                                                                ------------
       CONTAINERS & PACKAGING -- 0.3%
         Ball Corp.                                    120             5,729
         Bemis Co., Inc.                               330             7,399
         Crown Holdings, Inc.*                         230             5,978
         Owens-Illinois, Inc.*                          60             2,501
         Packaging Corp.                               110             2,366
         Pactiv Corp.*                                  60             1,274
         Sealed Air Corp.                              300             5,703
         Smurfit-Stone Container
          Corp.*                                        60               244
         Sonoco Products Co.                           170             5,261
         Temple-Inland, Inc.                           240             2,705
                                                                ------------
                                                                      39,160
                                                                ------------
       METALS & MINING -- 1.3%
         Alcoa, Inc.                                   590            21,016
         Allegheny Technologies,
          Inc.                                          50             2,964
         Carpenter Technology
          Corp.                                         40             1,746
         Cleveland-Cliffs, Inc.                         10             1,192
         Commercial Metals Co.                          40             1,508
         Freeport-McMoRan Copper &
          Gold, Inc.                                   310            36,329
         Newmont Mining Corp.                           50             2,608
         Nucor Corp.                                   340            25,388
         Reliance Steel & Aluminum
          Co.                                           60             4,625
         Southern Copper Corp.                         340            36,254
         Steel Dynamics, Inc.                          140             5,470
         Titanium Metals Corp.                          53               741
         United States Steel Corp.                      70            12,935
                                                                ------------
                                                                     152,776
                                                                ------------


                                                                   VALUE
                                                   SHARES         (NOTE 2)
                                                 ---------      ------------
       PAPER & FOREST PRODUCTS -- 0.4%
         Domtar Corp.*                                 810      $      4,415
         International Paper Co.                       720            16,776
         Louisiana-Pacific Corp.                       560             4,754
         MeadWestvaco Corp.                            290             6,914
         Weyerhaeuser Co.                              330            16,876
                                                                ------------
                                                                      49,735
                                                                ------------
       TOTAL MATERIALS ...................................           481,603
                                                                ------------
     TELECOMMUNICATION SERVICES -- 4.1%
       DIVERSIFIED TELECOMMUNICATION SERVICES -- 3.4%
         AT&T, Inc.                                  5,410           182,263
         CenturyTel, Inc.                              300            10,677
         Citizens Communications
          Co.                                        1,310            14,855
         Embarq Corp.                                  160             7,563
         Qwest Communications
          International, Inc.                        2,590            10,179
         Verizon Communications,
          Inc.                                       4,870           172,398
         Windstream Corp.                            1,690            20,855
                                                                ------------
                                                                     418,790
                                                                ------------
       WIRELESS TELECOMMUNICATION SERVICES -- 0.7%
         American Tower Corp. -
          Class A*                                     110             4,647
         Crown Castle International
          Corp.*                                       320            12,394
         NII Holdings, Inc.*                            20               950
         SBA Communications Corp. -
          Class A*                                      20               720
         Sprint Nextel Corp.                         5,770            54,815
         Telephone & Data Systems,
          Inc.                                         140             6,618
         U.S. Cellular Corp.*                           20             1,131
                                                                ------------
                                                                      81,275
                                                                ------------
       TOTAL TELECOMMUNICATION SERVICES ..................           500,065
                                                                ------------
     UTILITIES -- 4.4%
       ELECTRIC UTILITIES -- 2.2%
         Allegheny Energy, Inc.                         30             1,503
         American Electric Power
          Co., Inc.                                    470            18,908
         DPL, Inc.                                      60             1,583
         Duke Energy Corp.                           1,950            33,891
         Edison International Co.                      230            11,817
         Entergy Corp.                                 180            21,686


    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- FUNDAMENTALLY WEIGHTED FUNDS
------------------------------------------------
LARGE COMPANY FUND
------------------
   INVESTMENTS / JUNE 30, 2008 -- CONTINUED

================================================================================

                                                                   VALUE
                                                   SHARES         (NOTE 2)
                                                 ---------      ------------
       ELECTRIC UTILITIES -- (CONTINUED)
         Exelon Corp.                                  410      $     36,884
         FirstEnergy Corp.                             300            24,699
         FPL Group, Inc.                               350            22,953
         Great Plains Energy, Inc.                     100             2,528
         Hawaiian Electric Industries,
          Inc.                                          20               495
         Northeast Utilities Co.                       240             6,127
         Pepco Holdings, Inc.                          350             8,977
         West Capital Corp.                            340            10,462
         PPL Corp.                                     230            12,022
         Progress Energy, Inc.                         420            17,569
         Sierra Pacific Resources
          Corp.                                         20               254
         Southern Co.                                  950            33,174
                                                                ------------
                                                                     265,532
                                                                ------------
       GAS UTILITIES -- 0.2%
         AGL Resources, Inc.                           190             6,570
         Atmos Energy Corp.                             30               827
         Energen Corp.                                  30             2,341
         National Fuel Gas Co.                          20             1,190
         ONEOK, Inc.                                   120             5,860
         Questar Corp.                                  10               710
         Southern Union Co.                             40             1,081
         UGI Corp.                                     120             3,445
                                                                ------------
                                                                      22,024
                                                                ------------
       INDEPENDENT POWER PRODUCERS &
       ENERGY TRADERS -- 0.2%
         AES Corp.*                                    420             8,068
         Constellation Energy Group,
          Inc.                                         160            13,136
         NRG Energy, Inc.*                              20               858
                                                                ------------
                                                                      22,062
                                                                ------------
       MULTI-UTILITIES -- 1.8%
         Alliant Energy Corp.                           30             1,028
         Ameren Corp.                                  360            15,203
         CenterPoint Energy, Inc.                      600             9,630
         CMS Energy Corp.                              440             6,556
         Consolidated Edison, Inc.                     530            20,718
         Dominion Resources, Inc.                      830            39,417
         DTE Energy Co.                                300            12,732
         Integrys Energy Group, Inc.                   100             5,083
         MDU Resources Group,
          Inc.                                          70             2,440
         NiSource, Inc.                                610            10,931


                                                                   VALUE
                                                   SHARES         (NOTE 2)
                                                 ---------      ------------
       MULTI-UTILITIES -- (CONTINUED)
         NSTAR                                         220      $      7,440
         OGE Energy Corp.                              210             6,659
         PG&E Corp.                                    450            17,860
         Public Service Enterprise
          Group, Inc.                                  430            19,750
         SCANA Corp.                                   120             4,440
         Sempra Energy Co.                             190            10,726
         TECO Energy, Inc.                              80             1,719
         Vectren Corp.                                 180             5,618
         Wisconsin Energy Corp.                        150             6,783
         Xcel Energy, Inc.                             540            10,838
                                                                ------------
                                                                     215,571
                                                                ------------
       WATER UTILITIES -- 0.0%
         Aqua America, Inc.                             40               639
                                                                ------------
       TOTAL UTILITIES ...................................           525,828
                                                                ------------
       TOTAL COMMON STOCK
          (COST $14,759,449) .............................        12,061,256
                                                                ------------
       SHORT-TERM INVESTMENTS -- 0.2%
         BlackRock Liquidity Funds
          TempCash Portfolio -
          Institutional Series                      14,486            14,486
         BlackRock Liquidity Funds
          TempFund Portfolio -
          Institutional Series                      14,485            14,485
                                                                ------------
       TOTAL SHORT-TERM INVESTMENTS
          (COST $28,971) .................................            28,971
                                                                ------------
       TOTAL INVESTMENTS -- 99.8%
          (COST $14,788,420)+ ............................        12,090,227

       OTHER ASSETS IN EXCESS
         OF LIABILITIES, NET -- 0.2% .....................            18,697
                                                                ------------
       NET ASSETS -- 100.0% ..............................      $ 12,108,924
                                                                ============
-----------------
*    Non-income producing security.

+ The cost for Federal income tax purposes is $15,668,502. At June 30, 2008, net unrealized depreciation was $3,578,275. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $573,442, and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $4,151,717.


    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- FUNDAMENTALLY WEIGHTED FUNDS
------------------------------------------------
SMALL COMPANY FUND
------------------
   INVESTMENTS / JUNE 30, 2008
   (SHOWING PERCENTAGE OF NET ASSETS)

================================================================================

                                                                   VALUE
                                                   SHARES         (NOTE 2)
                                                 ---------      ------------
     CONSUMER DISCRETIONARY -- 15.4%
       AUTO COMPONENTS -- 1.0%
         American Axle &
          Manufacturing Holdings,
          Inc.                                         390      $      3,116
         ArvinMeritor, Inc.                            330             4,118
         ATC Technology Corp.*                         130             3,026
         Cooper Tire & Rubber Co.                      330             2,587
         Drew Industries, Inc.*                         70             1,117
         Exide Technologies*                           241             4,039
         Lear Corp.*                                   320             4,538
         Modine Manufacturing Co.                      400             4,948
         Noble International, Ltd.                      40               179
         Raser Technologies, Inc.*                      50               487
         Sauer-Danfoss, Inc.                           260             8,099
         Standard Motor Products,
          Inc.                                         350             2,856
         Stoneridge, Inc.*                             130             2,218
         Superior Industries
          International, Inc.                          100             1,688
         Tenneco, Inc.*                                110             1,488
                                                                ------------
                                                                      44,504
                                                                ------------
       AUTOMOBILES -- 0.1%
         Fleetwood Enterprises,
          Inc.*                                         80               210
         Monaco Coach Corp.                            240               729
         Winnebago Industries,
          Inc.                                         300             3,057
                                                                ------------
                                                                       3,996
                                                                ------------
       DISTRIBUTORS -- 0.2%
         Audiovox Corp. -
          Class A*                                     110             1,080
         Building Materials
          Holding Corp.                              1,260             2,230
         Central European
          Distribution Corp.*                           40             2,966
         Core Mark Holding
          Co., Inc.*                                   100             2,620
         Source Interlink Cos.,
          Inc.*                                        230               509
                                                                ------------
                                                                       9,405
                                                                ------------
       DIVERSIFIED CONSUMER SERVICES -- 1.2%
         Capella Education Co.*                         10               597
         Coinstar, Inc.*                                40             1,308


                                                                   VALUE
                                                   SHARES         (NOTE 2)
                                                 ---------      ------------
       DIVERSIFIED CONSUMER SERVICES -- (CONTINUED)
         Corinthian Colleges, Inc.*                    450      $      5,225
         CPI Corp.                                      50               937
         DeVry, Inc.                                   100             5,362
         Jackson Hewitt Tax
          Service, Inc.                                100             1,222
         Matthews International
          Corp. - Class A                               50             2,263
         Pre-Paid Legal Services,
          Inc.*                                         70             2,843
         Regis Corp.                                   330             8,695
         Sotheby's Holdings, Inc. -
          Class A                                      230             6,065
         Steiner Leisure, Ltd.*                         80             2,268
         Stewart Enterprises, Inc. -
          Class A                                      690             4,968
         Strayer Education, Inc.                        30             6,272
         thinkorswim Group, Inc.*                       10                71
         Universal Technical
          Institute, Inc.*                             220             2,741
                                                                ------------
                                                                      50,837
                                                                ------------
       HOTELS, RESTAURANTS & LEISURE -- 2.5%
         AFC Enterprises, Inc.*                      1,010             8,070
         Ambassadors Group, Inc.                       160             2,387
         Ambassadors
          International, Inc.*                          30               131
         Ameristar Casinos, Inc.                       150             2,073
         Bally Technologies, Inc.*                      10               338
         Bluegreen Corp.*                              460             2,783
         Bob Evans Farms, Inc.                         220             6,292
         CBRL Group, Inc.                              190             4,657
         CEC Entertainment, Inc.*                      180             5,042
         Churchill Downs, Inc.                          70             2,441
         CKE Restaurants, Inc.                         210             2,619
         Cosi, Inc.*                                    90               226
         DineEquity, Inc.                               90             3,363
         Domino's Pizza, Inc.*                       2,280            26,220
         Dover Downs Gaming &
          Entertainment, Inc.                          270             1,733
         Isle of Capri Casinos, Inc.*                   60               287
         Jack in the Box, Inc.*                        120             2,689
         Jamba, Inc.*                                  200               370
         Krispy Kreme Doughnuts,
          Inc.*                                        450             2,246
         McCormick & Schmick's
          Seafood Restaurants,
          Inc.*                                         80               771



    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- FUNDAMENTALLY WEIGHTED FUNDS
------------------------------------------------
SMALL COMPANY FUND
------------------
   INVESTMENTS / JUNE 30, 2008 -- CONTINUED

================================================================================

                                                                   VALUE
                                                   SHARES         (NOTE 2)
                                                 ---------      ------------
       HOTELS, RESTAURANTS & LEISURE -- (CONTINUED)
         Monarch Casino & Resort,
          Inc.*                                         40      $        472
         Morgans Hotel Group
          Co.*                                          30               309
         MTR Gaming Group, Inc.*                       140               668
         Multimedia Games, Inc.*                       170               751
         O'Charley's, Inc.                             160             1,610
         Papa John's International,
          Inc.*                                         80             2,127
         PF Chang's China Bistro,
          Inc.*                                         70             1,564
         Pinnacle Entertainment,
          Inc.*                                         50               525
         Red Robin Gourmet
          Burgers, Inc.*                                10               277
         Ruby Tuesday, Inc.                            460             2,484
         Ruth's Hospitality Group,
          Inc.*                                        100               518
         Shuffle Master, Inc.*                         180               889
         Speedway Motorsports,
          Inc.                                         160             3,261
         Texas Roadhouse, Inc.*                        240             2,153
         The Marcus Corp.                              420             6,279
         The Steak `n Shake Co.*                        60               380
         Town Sports International
          Holdings, Inc.*                               30               280
         Triarc Cos., Inc. -
          Class B                                      910             5,760
         Trump Entertainment
          Resorts, Inc.*                               370               707
         Vail Resorts, Inc.*                           110             4,711
                                                                ------------
                                                                     110,463
                                                                ------------
       HOUSEHOLD DURABLES -- 1.8%
         American Greetings Corp.                      680             8,391
         Avatar Holdings, Inc.*                         20               606
         Blyth, Inc.                                   140             1,684
         Brookfield Homes Corp.                        430             5,280
         California Coastal
          Communities, Inc.*                            30               115
         Champion Enterprises,
          Inc.*                                        310             1,813
         CSS Industries, Inc.                           80             1,938
         DEI Holdings, Inc.*                           100               170
         Ethan Allen Interiors, Inc.                   300             7,380
         Furniture Brands
          International, Inc.                          680             9,085
         Helen of Troy, Ltd.*                          230             3,708


                                                                   VALUE
                                                   SHARES         (NOTE 2)
                                                 ---------      ------------
       HOUSEHOLD DURABLES -- (CONTINUED)
         Hooker Furniture Corp.                        100      $      1,732
         Hovnanian Enterprises,
          Inc.*                                        140               767
         iRobot Corp.*                                  50               687
         La-Z-Boy, Inc.                                710             5,431
         Libbey, Inc.                                   30               223
         M/I Homes, Inc.                                50               787
         Meritage Homes Corp.*                         120             1,820
         National Presto Industries,
          Inc.                                          40             2,567
         Orleans Homebuilders,
          Inc.                                         210               769
         Palm Harbor Homes, Inc.*                      150               830
         Russ Berrie & Co., Inc.*                      370             2,949
         Sealy Corp.                                   970             5,568
         Tempur-Pedic
          International, Inc.                          440             3,436
         Tupperware Brands
          Corp.                                        260             8,897
         Universal Electronics,
          Inc.*                                         30               627
                                                                ------------
                                                                      77,260
                                                                ------------
       INTERNET & CATALOG RETAIL -- 0.4%
         1-800-FLOWERS.COM,
          Inc. - Class A*                               90               581
         Blue Nile, Inc.*                               10               425
         FTD Group, Inc.                                80             1,066
         Gaiam, Inc. - Class A*                         20               270
         Netflix, Inc.*                                 50             1,304
         Orbitz Worldwide, Inc.*                       980             4,910
         Overstock.com, Inc.*                           20               519
         PetMed Express, Inc.*                          80               980
         Priceline.com, Inc.*                           40             4,618
         Stamps.com, Inc.*                              60               749
         U.S. Auto Parts Network, Inc.*                130               471
         ValueVision Media, Inc. -
          Class A*                                     200               714
                                                                ------------
                                                                      16,607
                                                                ------------
       LEISURE EQUIPMENT & PRODUCTS -- 0.7%
         Arctic Cat, Inc.                              460             3,611
         Callaway Golf Co.                             320             3,785
         JAKKS Pacific, Inc.*                          120             2,622
         Leapfrog Enterprises, Inc.*                    30               250
         Marine Products Corp.                         230             1,518


    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- FUNDAMENTALLY WEIGHTED FUNDS
------------------------------------------------
SMALL COMPANY FUND
------------------
   INVESTMENTS / JUNE 30, 2008 -- CONTINUED

================================================================================


                                                                   VALUE
                                                   SHARES         (NOTE 2)
                                                 ---------      ------------
       LEISURE EQUIPMENT & PRODUCTS -- (CONTINUED)
         Polaris Industries, Inc.                      310      $     12,518
         RC2 Corp.*                                    160             2,970
         Smith & Wesson Holdings
          Corp.*                                        20               104
         Steinway Musical
          Instruments*                                  30               792
         Sturm, Ruger & Co., Inc.*                     200             1,412
         The Nautilus Group, Inc.                      730             3,708
                                                                ------------
                                                                      33,290
                                                                ------------
       MEDIA -- 3.1%
         A.H. Belo Corp. - Class A                     188             1,072
         Arbitron, Inc.                                 80             3,800
         Belo Corp. - Class A                        1,360             9,942
         Carmike Cinemas, Inc.                         110               646
         Cinemark Holdings, Inc.                       160             2,090
         Citadel Broadcasting
          Corp.*                                     7,360             8,979
         Cox Radio, Inc. - Class A*                    370             4,366
         Crown Media Holdings,
          Inc. - Class A*                               70               332
         Emmis Communications
          Corp. - Class A*                           1,680             4,234
         Entercom Communications
          Corp. - Class A                              760             5,335
         Entravision
          Communications Corp. -
          Class A*                                     110               442
         Gatehouse Media, Inc.                         320               787
         Global Sources, Ltd.*                          44               668
         Gray Communications
          Systems, Inc.                                460             1,320
         Harris Interactive, Inc.*                     470               945
         Interactive Data Corp.                        380             9,549
         Journal Communications,
          Inc. - Class A                               950             4,579
         Lakes Entertainment, Inc.*                     80               526
         Lee Enterprises, Inc.                       1,210             4,828
         Lin TV Corp.*                                 490             2,920
         Live Nation, Inc.*                             60               635
         Martha Stewart Living
          Omnimedia, Inc. -
          Class A*                                     300             2,220
         Marvel Entertainment,
          Inc.*                                        310             9,963
         Media General, Inc. -
          Class A                                      510             6,095
         Morningstar, Inc.*                             40             2,881


                                                                   VALUE
                                                   SHARES         (NOTE 2)
                                                 ---------      ------------
       MEDIA -- (CONTINUED)
         Primedia, Inc.                                940      $      4,380
         Radio One, Inc. -
          Class D*                                   2,160             2,786
         RCN Corp.*                                    780             8,408
         Salem Communications
          Corp. - Class A                              210               414
         Scholastic Corp.*                             290             8,311
         Sinclair Broadcast Group,
          Inc. - Class A                               710             5,396
         Valassis Communications,
          Inc.*                                        490             6,135
         Value Line, Inc.                              150             4,988
         World Wrestling
          Entertainment, Inc. -
          Class A                                      500             7,735
                                                                ------------
                                                                     137,707
                                                                ------------
       MULTILINE RETAIL -- 0.2%
         99 Cents Only Stores*                         140               924
         Bon-Ton Stores, Inc.                           90               470
         Fred's, Inc. - Class A                        230             2,585
         Retail Ventures, Inc.*                         10                46
         Tuesday Morning Corp.*                        890             3,658
                                                                ------------
                                                                       7,683
                                                                ------------
       SPECIALTY RETAIL -- 2.7%
         Aaron Rents, Inc.                             120             2,680
         Aeropostale, Inc.*                             75             2,350
         America's Car-Mart, Inc.*                      90             1,613
         Asbury Automotive Group,
          Inc.                                         190             2,441
         Bebe Stores, Inc.                             380             3,652
         Big 5 Sporting Goods
          Corp.                                        360             2,725
         Blockbuster, Inc. -
          Class A*                                     240               600
         Books-A-Million, Inc.                         410             3,141
         Borders Group, Inc.                           400             2,400
         Brown Shoe Co., Inc.                          330             4,471
         Build-A-Bear Workshop,
          Inc.*                                        130               945
         Cabela's, Inc.*                                30               330
         Cache, Inc.*                                  110             1,177
         Charlotte Russe Holdings,
          Inc.*                                         10               178
         Charming Shoppes, Inc.*                       370             1,698
         Christopher & Banks
          Corp.                                        350             2,380



    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- FUNDAMENTALLY WEIGHTED FUNDS
------------------------------------------------
SMALL COMPANY FUND
------------------
   INVESTMENTS / JUNE 30, 2008 -- CONTINUED

================================================================================


                                                                   VALUE
                                                   SHARES         (NOTE 2)
                                                 ---------      ------------
       SPECIALTY RETAIL -- (CONTINUED)
         Citi Trends, Inc.*                             20      $        453
         Collective Brands, Inc.*                      580             6,745
         Conn's, Inc.*                                  20               321
         Cost Plus, Inc.*                              110               275
         Dress Barn, Inc.*                             150             2,007
         DSW, Inc. - Class A*                          130             1,531
         Eddie Bauer Holdings,
          Inc.*                                        170               706
         Gander Mountain Co.*                          240               886
         Group 1 Automotive, Inc.                      190             3,775
         Haverty Furniture Cos.,
          Inc.                                         120             1,205
         Hibbett Sports, Inc.*                         150             3,165
         Hot Topic, Inc.*                              110               595
         J. Crew Group, Inc.*                           10               330
         Jo-Ann Stores, Inc.*                           20               461
         Jos. A. Bank Clothiers,
          Inc.*                                         40             1,070
         Lithia Motors, Inc. -
          Class A                                      120               590
         MarineMax, Inc.*                              200             1,434
         Monro Muffler Brake, Inc.                     160             2,478
         New York & Co., Inc.*                         250             2,282
         Pacific Sunwear of
          California, Inc.*                             50               427
         Pier 1 Imports, Inc.*                         670             2,305
         Rent-A-Center, Inc.*                          620            12,753
         Select Comfort Corp.*                         270               443
         Shoe Carnival, Inc.*                           20               236
         Sonic Automotive, Inc. -
          Class A                                      390             5,027
         Stage Stores, Inc.                            150             1,750
         Stein Mart, Inc.                              710             3,202
         Systemax, Inc.                                200             3,530
         Talbots, Inc.                                 460             5,331
         The Buckle, Inc.                               60             2,744
         The Cato Corp. - Class A                      190             2,706
         The Children's Place Retail
          Stores, Inc.*                                 90             3,249
         The Finish Line, Inc. -
          Class A*                                     220             1,914
         The Gymboree Corp.*                            40             1,603
         The Men's Wearhouse,
          Inc.                                         120             1,955
         The Pep Boys - Manny,
          Moe & Jack                                   230             2,006
         Tween Brands, Inc.*                            50               823
         West Marine, Inc.*                            220               902

                                                                   VALUE
                                                   SHARES         (NOTE 2)
                                                 ---------      ------------
       SPECIALTY RETAIL -- (CONTINUED)
         Zale Corp.*                                    40      $        756
         Zumiez, Inc.*                                  10               166
                                                                ------------
                                                                     116,918
                                                                ------------
       TEXTILES, APPAREL & LUXURY GOODS -- 1.5%
         Carter's, Inc.*                               290             4,008
         Cherokee, Inc.                                 80             1,612
         Columbia Sportswear Co.                       120             4,410
         Fossil, Inc.*                                  80             2,326
         Hartmarx Corp.*                               340               738
         Heelys, Inc.*                                 140               568
         K-Swiss, Inc. - Class A                       290             4,263
         Kenneth Cole Productions,
          Inc. - Class A                               110             1,397
         Maidenform Brands, Inc.*                       90             1,215
         Movado Group, Inc.                             40               792
         Oxford Industries, Inc.                       190             3,638
         Perry Ellis International,
          Inc.*                                         25               530
         Quiksilver, Inc.*                             150             1,473
         Skechers U.S.A., Inc. -
          Class A*                                      60             1,186
         Steven Madden, Ltd.*                          160             2,941
         The Timberland Co. -
          Class A*                                     580             9,483
         The Warnaco Group, Inc.*                      320            14,102
         True Religion Apparel,
          Inc.*                                         60             1,599
         Unifirst Corp.                                 50             2,233
         Volcom, Inc.*                                  70             1,675
         Weyco Group, Inc.                              20               531
         Wolverine World Wide,
          Inc.                                         160             4,267
                                                                ------------
                                                                      64,987
                                                                ------------
         TOTAL CONSUMER DISCRETIONARY ....................           673,657
                                                                ------------
     CONSUMER STAPLES -- 3.4%
       BEVERAGES -- 0.1%
         MGP Ingredients, Inc.                          60               348
         National Beverage Corp.                       574             4,173
         The Boston Beer Co., Inc. -
          Class A*                                      10               407
                                                                ------------
                                                                       4,928
                                                                ------------
       FOOD & STAPLES RETAILING -- 1.1%
         Andersons, Inc.                                40             1,628



    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- FUNDAMENTALLY WEIGHTED FUNDS
------------------------------------------------
SMALL COMPANY FUND
------------------
   INVESTMENTS / JUNE 30, 2008 -- CONTINUED

================================================================================


                                                                   VALUE
                                                   SHARES         (NOTE 2)
                                                 ---------      ------------
       FOOD & STAPLES RETAILING -- (CONTINUED)
         Arden Group, Inc. -
          Class A                                       30      $      3,802
         Casey's General Stores,
          Inc.                                         110             2,549
         Great Atlantic & Pacific
          Tea Co., Inc.*                               350             7,987
         Ingles Markets, Inc. -
          Class A                                      150             3,500
         Long's Drug Stores Corp.                      130             5,474
         Nash Finch Co.                                150             5,140
         PriceSmart, Inc.                               30               593
         Ruddick Corp.                                 140             4,803
         Spartan Stores, Inc.                           60             1,380
         The Pantry, Inc.*                             210             2,239
         United Natural Foods,
          Inc.*                                         50               974
         Village Super Market -
          Class A                                       60             2,315
         Weis Markets, Inc.                            210             6,819
         Winn-Dixie Store, Inc.*                        30               481
                                                                ------------
                                                                      49,684
                                                                ------------
       FOOD PRODUCTS -- 1.2%
         Alico, Inc.                                    20               693
         Cal-Maine Foods, Inc.                          80             2,639
         Chiquita Brands
          International, Inc.*                         180             2,731
         Darling International, Inc.*                   20               330
         Farmer Brothers Co.                            40               846
         Flowers Foods, Inc.                           205             5,810
         Fresh Del Monte Produce,
          Inc.*                                        200             4,714
         Imperial Sugar Co.                            180             2,796
         J&J Snack Foods Corp.                          90             2,467
         Lancaster Colony Corp.                        190             5,753
         Lance, Inc.                                   100             1,877
         Pilgrim's Pride Corp.                         410             5,326
         Ralcorp Holdings, Inc.*                        50             2,472
         Reddy Ice Holdings, Inc.                      350             4,788
         Sanderson Farms, Inc.                         110             3,797
         Tootsie Roll Industries,
          Inc.                                         133             3,342
         TreeHouse Foods, Inc.*                         10               243
                                                                ------------
                                                                      50,624
                                                                ------------
       HOUSEHOLD PRODUCTS -- 0.1%
         Central Garden & Pet Co.*                     200               910

                                                                   VALUE
                                                   SHARES         (NOTE 2)
                                                 ---------      ------------
       HOUSEHOLD PRODUCTS -- (CONTINUED)
         Central Garden & Pet Co. -
          Class A*                                     300      $      1,230
         Spectrum Brands, Inc.*                        130               332
         WD-40 Co.                                      80             2,340
                                                                ------------
                                                                       4,812
                                                                ------------
       PERSONAL PRODUCTS -- 0.4%
         American Oriental
          Bioengineering, Inc.*                         90               888
         Chattem, Inc.*                                 50             3,253
         Elizabeth Arden, Inc.*                         50               759
         International Parfums, Inc.                    60               900
         Mannatech, Inc.                               310             1,686
         Medifast, Inc.*                               120               631
         Nu Skin Enterprises, Inc. -
          Class A                                      340             5,073
         Parlux Fragrances, Inc.*                       20               100
         Prestige Brands Holdings,
          Inc.*                                        170             1,812
         Tiens Biotech Group (USA),
          Inc.*                                        310               471
         USANA Health Sciences,
          Inc.*                                         70             1,881
                                                                ------------
                                                                      17,454
                                                                ------------
       TOBACCO -- 0.5%
         Alliance One International,
          Inc.*                                        790             4,037
         Universal Corp.                               140             6,331
         Vector Group, Ltd.                            659            10,629
                                                                ------------
                                                                      20,997
                                                                ------------
         TOTAL CONSUMER STAPLES ..........................           148,499
                                                                ------------
     ENERGY -- 5.9%
       ENERGY EQUIPMENT & SERVICES -- 1.7%
         Allis-Chalmers Energy,
          Inc.*                                         70             1,246
         Atwood Oceanics, Inc.*                         20             2,487
         Bristow Group, Inc.*                           10               495
         Cal Dive International,
          Inc.*                                      1,373            19,620
         CARBO Ceramics, Inc.                          100             5,835
         Complete Production
          Services, Inc.*                               70             2,549
         Dril-Quip, Inc.*                               20             1,260
         ENGlobal, Corp.*                               80             1,139
         Grey Wolf, Inc.*                              500             4,515



    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- FUNDAMENTALLY WEIGHTED FUNDS
------------------------------------------------
SMALL COMPANY FUND
------------------
   INVESTMENTS / JUNE 30, 2008 -- CONTINUED

================================================================================


                                                                   VALUE
                                                   SHARES         (NOTE 2)
                                                 ---------      ------------
       ENERGY EQUIPMENT & SERVICES -- (CONTINUED)
         Gulf Island Fabrication,
          Inc.                                          30      $      1,468
         Hercules Offshore, Inc.*                      100             3,802
         IHS, Inc. - Class A*                           20             1,392
         ION Geophysical Corp.*                         50               873
         Lufkin Industries, Inc.                        30             2,498
         Matrix Service Co.*                            20               461
         NATCO Group, Inc. -
          Class A*                                      30             1,636
         Newpark Resources, Inc.*                      100               786
         Oil States International,
          Inc.*                                         40             2,538
         Parker Drilling Co.*                           90               901
         Petroleum Helicopters,
          Inc.*                                        170             6,829
         Pioneer Drilling Co.*                          20               376
         RPC, Inc.                                     110             1,848
         T-3 Energy Services, Inc.*                     30             2,384
         Trico Marine Services,
          Inc.*                                         70             2,549
         Union Drilling, Inc.*                          70             1,518
         W-H Energy Services,
           Inc.*                                        30             2,872
                                                                ------------
                                                                      73,877
                                                                ------------
       OIL, GAS & CONSUMABLE FUELS -- 4.2%
         Alon USA Energy, Inc.                         920            11,003
         Alpha Natural Resources,
          Inc.*                                         40             4,172
         Apco Argentina, Inc.                           90             2,606
         Arena Resources, Inc.*                         20             1,056
         Arlington Tankers, Ltd.                       150             3,483
         Atlas America, Inc.                            45             2,027
         ATP Oil & Gas Co.*                             10               395
         Berry Petroleum Co. -
          Class A                                       50             2,944
         Bill Barret Corp.*                             30             1,782
         Bois d'Arc Energy, Inc.*                       30               729
         Brigham Exploration Co.*                       90             1,425
         Callon Petroleum Co.*                          70             1,915
         Carrizo Oil & Gas, Inc.*                       10               681
         Comstock Resources, Inc.*                      30             2,533
         Crosstex Energy, Inc.                          50             1,733
         Delek US Holdings, Inc.                       120             1,105
         Delta Petroleum Corp.*                         30               766
         Double Hull Tankers, Inc.                     360             3,611
         Edge Petroleum Corp.*                          70               377
         Encore Acquisition Co.*                        20             1,504


                                                                   VALUE
                                                   SHARES         (NOTE 2)
                                                 ---------      ------------

       OIL, GAS & CONSUMABLE FUELS -- (CONTINUED)
         Energy Partners, Ltd.*                        120      $      1,790
         Evergreen Energy, Inc.*                        40                70
         EXCO Resources, Inc.*                          80             2,953
         General Maritime Corp.                      1,200            31,176
         GeoGlobal Resources,
          Inc.*                                         60               128
         GeoMet, Inc.*                                 270             2,560
         GMX Resources, Inc.*                           30             2,223
         Golar LNG, Ltd.                               210             3,253
         Goodrich Petroleum
          Corp.*                                        10               829
         Harvest Natural
          Resources, Inc.*                              20               221
         International Coal Group,
          Inc.*                                        100             1,305
         James River Coal Co.*                          60             3,521
         Knightsbridge Tankers,
          Ltd.                                         340            10,951
         Mariner Energy, Inc.*                          50             1,849
         McMoRan Exploration
          Co.*                                          50             1,376
         Nordic American Tanker
          Shipping                                     470            18,245
         Pacific Ethanol, Inc.*                        500               905
         Parallel Petroleum Corp.*                      70             1,409
         Penn Virginia Corp.                            70             5,279
         Petrohawk Energy Corp.*                        20               926
         Petroleum Development
          Corp.*                                        20             1,330
         Quest Resource Corp.*                          70               799
         Ship Finance International,
          Ltd.                                         750            22,148
         Stone Energy Corp.*                            10               659
         Swift Energy Co.*                              60             3,964
         Toreador Resources Corp.*                     150             1,280
         USEC, Inc.*                                 1,390             8,451
         Vaalco Energy, Inc.*                          390             3,303
         VeraSun Energy Corp.*                         130               537
         Warren Resources, Inc.*                       140             2,055
         Western Refining, Inc.                         30               355
         Whiting Petroleum Corp.*                       10             1,061
         World Fuel Services Corp.                      60             1,316
                                                                ------------
                                                                     184,074
                                                                ------------
         TOTAL ENERGY ....................................           257,951
                                                                ------------


    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- FUNDAMENTALLY WEIGHTED FUNDS
------------------------------------------------
SMALL COMPANY FUND
------------------
   INVESTMENTS / JUNE 30, 2008 -- CONTINUED

================================================================================


                                                                   VALUE
                                                   SHARES         (NOTE 2)
                                                 ---------      ------------
       FINANCIALS -- 33.9%
         CAPITAL MARKETS -- 3.3%
         Apollo Investment Corp.                       871      $     12,481
         Ares Capital Corp.                            582             5,867
         Blackrock Kelso Capital
          Corp.                                        280             2,649
         Calamos Asset Management,
          Inc. - Class A                               520             8,856
         Capital Southwest Corp.                        30             3,127
         Cohen & Steers, Inc.                          220             5,713
         Cowen Group, Inc.*                          1,850            14,282
         Evercore Partners, Inc. -
          Class A                                      300             2,850
         GAMCO Investors, Inc. -
          Class A                                      120             5,954
         GFI Group, Inc.                                80               721
         Gladstone Capital Corp.                       210             3,200
         Greenhill & Co., Inc.                          50             2,693
         Hercules Technology Growth
          Capital, Inc.                                208             1,857
         HFF, Inc. - Class A*                          260             1,479
         Kayne Anderson Energy
          Development Co.                              100             2,295
         KBW, Inc.*                                     10               206
         Knight Capital Group, Inc. -
          Class A*                                     180             3,236
         Kohlberg Capital Corp.                        129             1,290
         LaBranche & Co., Inc.*                      1,500            10,620
         MCG Capital Corp.                           1,590             6,328
         MVC Capital, Inc.                             170             2,327
         NGP Capital Resources
          Co.                                          150             2,311
         optionsXpress Holdings,
          Inc.                                         270             6,032
         Patriot Capital Funding,
          Inc.                                         214             1,338
         Penson Worldwide, Inc.*                        30               359
         Piper Jaffray Cos.*                            70             2,053
         Prospect Capital Corp.                        237             3,124
         Pzena Investment
          Management, Inc. -
          Class A                                      250             3,190
         Sanders Morris Harris
          Group, Inc.                                  180             1,220
         Stifel Financial Corp.*                        30             1,032
         SWS Group, Inc.                               245             4,069
         Thomas Weisel Partners
          Group, Inc.*                                  70               383
         TICC Capital Corp.                            456             2,490



                                                                   VALUE
                                                   SHARES         (NOTE 2)
                                                 ---------      ------------
       CAPITAL MARKETS -- (CONTINUED)
         TradeStation Group, Inc.*                      50      $        508
         W.P. Stewart & Co., Ltd.                    3,450             5,244
         Waddell & Reed Financial,
          Inc. - Class A                               370            12,954
                                                                ------------
                                                                     144,338
                                                                ------------
       COMMERCIAL BANKS -- 6.4%
         1st Source Corp.                               70             1,127
         Amcore Financial, Inc.                        172               974
         AmericanWest Bancorp                           90               204
         Ameris Bancorp                                150             1,305
         Arrow Financial Corp.                          24               435
         Bancfirst Corp.                                50             2,140
         Banco Latinoamericano De
          Exportaciones SA                             540             8,743
         BancTrust Financial Group,
          Inc.                                          50               330
         Bank of the Ozarks, Inc.                       10               149
         Banner Corp.                                  110               975
         Boston Private Financial
          Holdings, Inc.                               260             1,474
         Cadence Financial Corp.                       140             1,516
         Camden National Corp.                          40               931
         Capital Corp of the West                       80               304
         Capitol Bancorp, Ltd.                         180             1,615
         Cascade Bancorp                               260             2,002
         Cathay General Bancorp                        190             2,065
         Center Financial Corp.                        130             1,101
         Central Pacific Financial
          Corp.                                        240             2,558
         Chemical Financial Corp.                      200             4,080
         Citizens Republic Bancorp,
          Inc.                                         880             2,482
         City Bank/Lynnwood,
          Washington                                   180             1,548
         City Holding Co.                               50             2,038
         CoBiz Financial, Inc.                         120               790
         Columbia Banking System,
          Inc.                                          60             1,160
         Community Bancorp*                             70               351
         Community Bank Systems,
          Inc.                                         130             2,681
         Community Trust Bancorp,
          Inc.                                          60             1,576
         CVB Financial Corp.                           462             4,361
         First Bancorp/North
          Carolina                                     160             2,022
         First Bancorp/Puerto Rico                     670             4,248



    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- FUNDAMENTALLY WEIGHTED FUNDS
------------------------------------------------
SMALL COMPANY FUND
------------------
   INVESTMENTS / JUNE 30, 2008 -- CONTINUED

================================================================================

                                                                   VALUE
                                                   SHARES         (NOTE 2)
                                                 ---------      ------------
       COMMERCIAL BANKS -- (CONTINUED)
         First Commonwealth
          Financial Corp.                              640      $      5,971
         First Community Bancshares,
          Inc.                                          40             1,128
         First Financial Bancorp                       360             3,312
         First Financial
          Corp./Indiana                                 70             2,143
         First Merchants Corp.                         120             2,178
         First Midwest Bancorp,
          Inc.                                         330             6,154
         First Regional Bancorp,
          Inc.*                                         60               337
         First South Bancorp                            20               258
         First State Bancorp                           120               660
         FirstMerit Corp.                              730            11,906
         FNB Corp.                                     640             7,539
         Frontier Financial Corp.                      210             1,789
         Glacier Bancorp, Inc.                         210             3,358
         Great Southern Bancorp,
          Inc.                                          70               568
         Greene Bancshares, Inc.                       130             1,823
         Hancock Holding Co.                           100             3,929
         Hanmi Financial Corp.                         180               938
         Harleysville National
          Corp.                                        260             2,902
         Heartland Financial USA,
          Inc.                                         120             2,183
         Horizon Financial Corp.                       120               749
         IBERIABANK Corp.                               60             2,668
         Independent Bank
          Corp./Massachusetts                           20               477
         Independent Bank
          Corp./Michigan                               460             1,840
         Integra Bank Corp.                            100               783
         International Bancshares
          Corp.                                        370             7,907
         InterVest Bancshares Corp.                     60               307
         Irwin Financial Corp.                         490             1,318
         Lakeland Bancorp, Inc.                        164             1,998
         Macatawa Bank Corp.                           220             1,760
         MainSource Financial
          Group, Inc.                                   94             1,457
         MB Financial, Inc.                            110             2,472
         MBT Financial Corp.                            50               298
         Mercantile Bank Corp.                          71               510
         Midwest Banc Holdings,
          Inc.                                         220             1,071
         Nara Bancorp, Inc.                             90               966

                                                                   VALUE
                                                   SHARES         (NOTE 2)
                                                 ---------      ------------
       COMMERCIAL BANKS -- (CONTINUED)
         National Penn Bancshares,
          Inc.                                         278      $      3,692
         NBT Bancorp, Inc.                             220             4,534
         Old National
          Bancorp/Indiana                              540             7,700
         Oriental Financial Group                      200             2,852
         Pacific Capital Bancorp                       350             4,823
         PacWest Bancorp                               130             1,934
         Park National Corp.                           120             6,468
         Peoples Bancorp,
          Inc./Ohio                                    130             2,467
         Preferred Bank                                 30               155
         Prosperity Bancshares,
          Inc.                                          60             1,604
         Provident Bankshares
          Corp.                                        670             4,275
         Renasant Corp.                                 50               736
         Republic Bancorp,
          Inc./Kentucky -
          Class A                                      154             3,788
         Royal Bancshares of
          Pennsylvania - Class A                       247             2,324
         S&T Bancorp, Inc.                             180             5,231
         Sandy Springs Bancorp,
          Inc.                                         120             1,990
         Santander BanCorp                             420             4,456
         SCBT Financial Corp.                           52             1,485
         Seacoast Banking Corp. of
          Florida                                      140             1,086
         Security Bank Corp.                           294             1,723
         Sierra Bancorp                                 70             1,155
         Simmons First National
          Corp. - Class A                               30               839
         Southside Bancshares, Inc.                    100             1,844
         Southwest Bancorp, Inc.                       140             1,610
         StellarOne Corp.                               10               146
         Sterling Bancorp                              200             2,390
         Sterling Bancshares, Inc.                      90               818
         Sterling Financial
          Corp./Washington                             160               662
         Suffolk Bancorp                                20               588
         Sun Bancorp, Inc.*                             84               853
         Superior Bancorp*                              50               424
         Susquehanna Bancshares,
          Inc.                                         440             6,024
         Taylor Capital Group, Inc.                     70               524
         Texas Capital Bancshares,
          Inc.*                                         20               320


    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- FUNDAMENTALLY WEIGHTED FUNDS
------------------------------------------------
SMALL COMPANY FUND
------------------
   INVESTMENTS / JUNE 30, 2008 -- CONTINUED

================================================================================

                                                                   VALUE
                                                   SHARES         (NOTE 2)
                                                 ---------      ------------
       COMMERCIAL BANKS -- (CONTINUED)
         The South Financial Group,
          Inc.                                         670      $      2,626
         Tompkins Financial Corp.                       30             1,116
         Trico Bancshares                               80               876
         Trustmark Corp.                               440             7,766
         UMB Financial Corp.                           100             5,127
         Umpqua Holdings Corp.                         400             4,852
         Union Bankshares Corp.                         80             1,191
         United Bankshares, Inc.                       280             6,426
         United Community Banks,
          Inc./Georgia                                 270             2,303
         United Security
          Bancshares                                    80             1,163
         Univest Corp. of PA                            80             1,589
         Vineyard National Bancorp                      94               355
         Virginia Commerce Bancorp,
          Inc.*                                         12                62
         Washington Trust Bancorp,
          Inc.                                          60             1,182
         WesBanco, Inc.                                200             3,430
         West Coast
          Bancorp/Oregon                                40               347
         Westamerica Bancorp                           170             8,940
         Western Alliance Bancorp*                      70               543
         Wilshire Bancorp, Inc.                        180             1,543
         Wintrust Financial Corp.                       90             2,146
                                                                ------------
                                                                     278,045
                                                                ------------
       CONSUMER FINANCE -- 1.0%
         Advance America Cash
          Advance Centers, Inc.                      1,120             5,690
         Advanta Corp. - Class B                     1,055             6,636
         Cash America International,
          Inc.                                         160             4,960
         Credit Acceptance Corp.*                      260             6,645
         Dollar Financial Corp.*                        20               302
         EzCorp, Inc. - Class A*                       200             2,550
         First Cash Financial Services,
          Inc.*                                        180             2,698
         Nelnet, Inc. - Class A                        730             8,198
         Rewards Network, Inc.*                        260             1,069
         United PanAm Financial
          Corp.*                                        80               180
         World Acceptance Corp.*                       170             5,724
                                                                ------------
                                                                      44,652
                                                                ------------

                                                                   VALUE
                                                   SHARES         (NOTE 2)
                                                 ---------      ------------
       DIVERSIFIED FINANCIAL SERVICES -- 1.1%
         Asset Acceptance Capital
          Corp.                                        670      $      8,187
         Asta Funding, Inc.                            150             1,359
         Compass Diversified
          Holdings                                     250             2,858
         Encore Capital Group,
          Inc.*                                        660             5,828
         Financial Federal Corp.                       210             4,612
         Interactive Brokers Group,
          Inc. - Class A*                              260             8,354
         MarketAxess Holdings,
          Inc.*                                         60               454
         Medallion Financial Corp.                     210             1,978
         PHH Corp.*                                    460             7,061
         Portfolio Recovery
          Associates, Inc.*                             70             2,625
         Primus Guaranty, Ltd.*                      1,340             3,899
         Resource America, Inc. -
          Class A                                      120             1,118
                                                                ------------
                                                                      48,333
                                                                ------------
       INSURANCE -- 8.8%
         American Equity Investment
          Life Holding Co.                             310             2,527
         American Physicians
          Capital, Inc.                                 50             2,422
         Amerisafe, Inc.*                               70             1,116
         Amtrust Financial Services,
          Inc.                                         220             2,772
         Argo Group International
          Holdings, Ltd.*                              340            11,410
         Aspen Insurance Holdings,
          Ltd.                                       1,200            28,404
         Assured Guaranty, Ltd.                        300             5,397
         Baldwin & Lyons, Inc. -
          Class B                                      200             3,496
         Castlepoint Holdings, Ltd.                    260             2,363
         Citizens, Inc.*                               480             2,942
         CNA Surety Corp.*                             330             4,171
         Crawford & Co.*                               590             4,714
         Darwin Professional
          Underwriters, Inc.*                           70             2,156
         Delphi Financial Group,
          Inc. - Class A                               480            11,107
         Donegal Group, Inc. -
          Class A                                      200             3,174
         EMC Insurance Group,
          Inc.                                         190             4,575



    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- FUNDAMENTALLY WEIGHTED FUNDS
------------------------------------------------
SMALL COMPANY FUND
------------------
   INVESTMENTS / JUNE 30, 2008 -- CONTINUED

================================================================================


                                                                   VALUE
                                                   SHARES         (NOTE 2)
                                                 ---------      ------------
       INSURANCE -- (CONTINUED)
         Employers Holdings, Inc.                      790      $     16,353
         FBL Financial Group, Inc.                     390             7,753
         First Mercury Financial
          Corp.*                                       150             2,646
         FPIC Insurance Group,
          Inc.*                                        120             5,438
         Hallmark Financial
          Services, Inc.*                              130             1,257
         Harleysville Group, Inc.                      250             8,458
         Hilb, Rogal & Hamilton
          Co.                                          260            11,300
         Hilltop Holdings, Inc.*                       200             2,062
         Horace Mann Educators
          Corp.                                        670             9,393
         Independence Holding Co.                      160             1,563
         Infinity Property & Casualty
          Corp.                                         90             3,737
         IPC Holdings, Ltd.                            480            12,744
         Kansas City Life Insurance
          Co.                                           60             2,505
         Max Capital Group, Ltd.                       850            18,131
         Meadowbrook Insurance
          Group, Inc.                                  540             2,862
         Montpelier Re Holdings,
          Ltd.                                       1,130            16,668
         National Financial Partners
          Corp.                                        270             5,351
         National Interstate Corp.                     120             2,206
         National Western Life
          Insurance Co. - Class A                       30             6,555
         Navigators Group, Inc.*                       140             7,567
         NYMagic, Inc.                                  50               958
         Odyssey Re Holdings
          Corp.                                        790            28,045
         Platinum Underwriters
          Holdings, Ltd.                               630            20,544
         PMA Capital Corp.*                            150             1,382
         Presidential Life Corp.                       260             4,009
         Ram Holdings, Ltd.*                           250               250
         RLI Corp.                                     170             8,410
         Safety Insurance Group,
          Inc.                                         220             7,843
         SeaBright Insurance
          Holdings, Inc.*                              110             1,593
         Security Capital Assurance,
          Ltd.                                      10,390             3,013
         Selective Insurance Group,
          Inc.                                         820            15,383


                                                                   VALUE
                                                   SHARES         (NOTE 2)
                                                 ---------      ------------
       INSURANCE -- (CONTINUED)
         State Auto Financial Corp.                    360      $      8,615
         Stewart Information Services
          Corp.                                        250             4,835
         The Phoenix Cos., Inc.                      1,190             9,056
         Tower Group, Inc.                             160             3,390
         United America Indemnity,
          Ltd. - Class A*                              270             3,610
         United Fire & Casualty
          Co.                                          180             4,847
         Validus Holdings, Ltd.                        170             3,613
         Zenith National Insurance
          Corp.                                        480            16,877
                                                                ------------
                                                                     383,568
                                                                ------------
       REAL ESTATE INVESTMENT TRUSTS -- 11.8%
         Acadia Realty Trust                           140             3,241
         Agree Realty Corp.                            120             2,646
         Alesco Financial, Inc.                        690             1,380
         Alexandria Real Estate
          Equities, Inc.                               120            11,681
         American Campus
          Communities, Inc.                            160             4,454
         Ashford Hospitality
          Trust, Inc.                                1,160             5,359
         Associated Estates
          Realty Corp.                                 240             2,570
         BioMed Realty Trust,
          Inc.                                         290             7,114
         BRT Realty Trust                              150             1,800
         Capital Trust, Inc. -
          Class A                                      240             4,610
         CapLease Funding, Inc.                        350             2,621
         CBRE Realty Finance,
          Inc.                                         300             1,032
         Cedar Shopping Centers,
          Inc.                                         260             3,047
         Corporate Office Properties
          Trust                                        250             8,582
         Cousins Properties, Inc.                      750            17,325
         DCT Industrial Trust, Inc.                    560             4,637
         DiamondRock
          Hospitality Co.                              270             2,940
         Digital Realty Trust, Inc.                    260            10,637
         Eastgroup Properties, Inc.                    160             6,864
         Education Realty Trust,
          Inc.                                         210             2,447
         Entertainment Properties
          Trust                                        220            10,877


    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- FUNDAMENTALLY WEIGHTED FUNDS
------------------------------------------------
SMALL COMPANY FUND
------------------
   INVESTMENTS / JUNE 30, 2008 -- CONTINUED

================================================================================


                                                                   VALUE
                                                   SHARES         (NOTE 2)
                                                 ---------      ------------
       REAL ESTATE INVESTMENT TRUSTS -- (CONTINUED)
         Equity Lifestyle Properties,
          Inc.                                          80      $      3,520
         Equity One, Inc.                              590            12,124
         Extra Space Storage, Inc.                     270             4,147
         FelCor Lodging Trust, Inc.                    660             6,930
         First Industrial Realty Trust,
          Inc.                                         250             6,867
         First Potomac Realty Trust                    220             3,353
         Franklin Street Properties
          Corp.                                        570             7,205
         Getty Realty Corp.                            420             6,052
         Glimcher Realty Trust                         980            10,956
         Gramercy Capital Corp.                        220             2,550
         Healthcare Realty Trust,
          Inc.                                         790            18,778
         Hersha Hospitality Trust                      390             2,944
         Highwoods Properties, Inc.                    630            19,795
         Home Properties, Inc.                         360            17,302
         Inland Real Estate Corp.                      590             8,508
         Investors Real Estate Trust                   390             3,721
         Kite Realty Group Trust                       290             3,625
         LaSalle Hotel Properties                      320             8,042
         Lexington Realty Trust                        900            12,267
         LTC Properties, Inc.                          280             7,157
         Maguire Properties, Inc.                      840            10,223
         Medical Properties Trust,
          Inc.                                         390             3,947
         Mid-America Apartment
          Communities, Inc.                            200            10,208
         Mission West Properties,
          Inc.                                         430             4,713
         National Health Investors,
          Inc.                                         330             9,408
         National Retail Properties,
          Inc.                                         490            10,241
         Nationwide Health Properties,
          Inc.                                         530            16,690
         NorthStar Realty Finance
          Corp.                                      1,430            11,898
         Omega Healthcare Investors,
          Inc.                                         590             9,823
         Parkway Properties, Inc.                      170             5,734
         Pennsylvania Real Estate
          Investment Trust                             470            10,876
         Post Properties, Inc.                         300             8,925
         Potlatch Corp.                                290            13,085
         PS Business Parks, Inc.                       230            11,868


                                                                   VALUE
                                                   SHARES         (NOTE 2)
                                                 ---------      ------------
       REAL ESTATE INVESTMENT TRUSTS -- (CONTINUED)
         Ramco-Gershenson Properties
          Trust                                        290      $      5,957
         Realty Income Corp.                           750            17,070
         Saul Centers, Inc.                            100             4,699
         Senior Housing Properties
          Trust                                        540            10,546
         Sovran Self Storage, Inc.                     160             6,650
         Strategic Hotels & Resources,
          Inc.                                         830             7,777
         Sun Communities, Inc.                         360             6,563
         Sunstone Hotel Investors,
          Inc.                                         510             8,466
         Tanger Factory Outlet
          Centers, Inc.                                180             6,467
         U-Store-It Trust                              340             4,063
         Universal Health Realty
          Income Trust                                 100             3,000
         Urstadt Biddle Properties,
          Inc. - Class A                               260             3,812
         Washington Real Estate
          Investment Trust                             310             9,315
         Winthrop Realty Trust                         430             1,548
                                                                ------------
                                                                     515,279
                                                                ------------
       REAL ESTATE MANAGEMENT & DEVELOPMENT -- 0.1%
         HouseValues, Inc.*                            210               577
         Thomas Properties Group,
          Inc.                                         190             1,870
                                                                ------------
                                                                       2,447
                                                                ------------
       THRIFTS & MORTGAGE FINANCE -- 1.4%
         Abington Bancorp, Inc.                         40               365
         Anchor BanCorp
          Wisconsin, Inc.                              240             1,682
         BankFinancial Corp.                            40               520
         Berkshire Hills Bancorp,
          Inc.                                          60             1,419
         Brookline Bancorp, Inc.                       590             5,635
         Centerline Holding Co.                      5,210             8,701
         Corus Bankshares, Inc.                      1,070             4,451
         Dime Community
          Bancshares                                   240             3,962
         Federal Agricultural
          Mortgage Corp. -
          Class C                                      130             3,221
         First Financial Holdings,
          Inc.                                         150             2,577


    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- FUNDAMENTALLY WEIGHTED FUNDS
------------------------------------------------
SMALL COMPANY FUND
------------------
   INVESTMENTS / JUNE 30, 2008 -- CONTINUED

================================================================================

                                                                   VALUE
                                                   SHARES         (NOTE 2)
                                                 ---------      ------------
       THRIFTS & MORTGAGE FINANCE -- (CONTINUED)
         First Place Financial Corp.                   210      $      1,974
         FirstFed Financial Corp.*                      80               643
         Flagstar Bancorp, Inc.                      1,130             3,401
         Flushing Financial Corp.                       60             1,137
         Franklin Bank Corp.*                          170               104
         Imperial Capital Bancorp,
          Inc.                                          70               401
         K-Fed Bancorp                                 100             1,085
         Kearny Financial Corp.                        120             1,320
         NASB Financial, Inc.                           80             1,422
         NewAlliance Bancshares,
          Inc.                                         220             2,746
         OceanFirst Financial Corp.                     90             1,625
         PFF Bancorp, Inc.                             420               454
         Provident Financial Services,
          Inc.                                         230             3,222
         Provident New York
          Bancorp                                      120             1,327
         TierOne Corp.                                 280             1,285
         TrustCo Bank Corp. NY                         730             5,417
         United Community Financial
          Corp.                                        340             1,275
         Westfield Financial, Inc.                      30               272
         Willow Financial Bancorp,
          Inc.                                         152             1,239
         WSFS Financial Corp.                           20               892
                                                                ------------
                                                                      63,774
                                                                ------------
         TOTAL FINANCIALS .......................                  1,480,436
                                                                ------------
     HEALTH CARE -- 5.3%
       BIOTECHNOLOGY -- 0.3%
         Acadia Pharmaceuticals,
          Inc.*                                         50               185
         Alkermes, Inc.*                                50               618
         Alnylam Pharmaceuticals,
          Inc.*                                        150             4,009
         Altus Pharmaceuticals,
          Inc.*                                         10                45
         Arena Pharmaceuticals,
          Inc.*                                         70               363
         BioCryst Pharmaceuticals,
          Inc.*                                         70               196
         BioMarin Pharmaceutical,
          Inc.*                                         10               290
         Cell Genesys, Inc.*                           130               338
         CV Therapeutics, Inc.*                         50               412
         Dendreon Corp.*                                20                89


                                                                   VALUE
                                                   SHARES         (NOTE 2)
                                                 ---------      ------------
       BIOTECHNOLOGY -- (CONTINUED)
         GTx, Inc.*                                     20      $        287
         InterMune, Inc.*                               30               394
         Isis Pharmaceuticals, Inc.*                    50               681
         Keryx Biopharmaceuticals,
          Inc.*                                         50                25
         Martek Bioscience Corp.*                       50             1,685
         Neurocrine Biosciences,
          Inc.*                                         60               251
         Osiris Therapeutics, Inc.*                     40               514
         Progenics Pharmaceuticals,
          Inc.*                                        150             2,380
         United Therapeutics
          Corp.*                                        20             1,955
                                                                ------------
                                                                      14,717
                                                                ------------
       HEALTH CARE EQUIPMENT & SUPPLIES -- 1.2%
         Align Technology, Inc.*                        30               315
         American Medical Systems
          Holdings, Inc.*                              130             1,943
         Analogic Corp.                                 30             1,892
         Arthrocare Corp.*                              40             1,632
         Aspect Medical Systems,
          Inc.*                                         50               315
         Candela Corp.*                                110               256
         Conmed Corp.*                                 140             3,717
         Cryolife, Inc.*                                20               229
         Cutera, Inc.*                                  60               542
         Cyberonics, Inc.*                              10               217
         Datascope Corp.                                30             1,410
         DexCom, Inc.*                                 100               604
         Greatbatch, Inc.*                              50               865
         Hansen Medical, Inc.*                          10               167
         HealthTronics, Inc.*                          310             1,014
         Hologic, Inc.*                                140             3,052
         ICU Medical, Inc.*                             50             1,144
         Immucor, Inc.*                                140             3,623
         Invacare Corp.                                170             3,475
         Inverness Medical
          Innovations, Inc.*                            10               332
         IRIS International, Inc.*                      50               782
         Medical Action Industries,
          Inc.*                                         45               467
         Mentor Corp.                                  280             7,790
         Meridian Bioscience,
          Inc.                                         105             2,827
         Neurometrix, Inc.*                            130               182
         NxStage Medical, Inc.*                         60               230


    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- FUNDAMENTALLY WEIGHTED FUNDS
------------------------------------------------
SMALL COMPANY FUND
------------------
   INVESTMENTS / JUNE 30, 2008 -- CONTINUED

================================================================================

                                                                   VALUE
                                                   SHARES         (NOTE 2)
                                                 ---------      ------------
       HEALTH CARE EQUIPMENT & SUPPLIES -- (CONTINUED)
         OraSure Technologies,
          Inc.*                                         40      $        150
         Orthofix International
          N.V.*                                         40             1,158
         Palomar Medical
          Technologies, Inc.*                           60               599
         Quidel Corp.*                                  70             1,156
         Sirona Dental Systems,
          Inc.*                                         20               518
         STERIS Corp.                                  130             3,739
         Symmetry Medical, Inc.*                        70             1,135
         Thoratec Corp.*                                50               869
         West Pharmaceutical
          Services, Inc.                               100             4,328
         Zoll Medical Corp.*                            40             1,347
                                                                ------------
                                                                      54,021
                                                                ------------
       HEALTH CARE PROVIDERS & SERVICES -- 2.3%
         Air Methods Corp.*                             10               250
         Alliance Imaging, Inc.*                       170             1,474
         Amedisys, Inc.*                                40             2,017
         American Dental Partners,
          Inc.*                                         10               119
         AMERIGROUP Corp.*                             250             5,200
         AMN Healthcare Services,
          Inc.*                                        100             1,692
         AmSurg Corp.*                                  90             2,191
         Animal Health International,
          Inc.*                                        140               872
         Apria Healthcare Group,
          Inc.*                                        370             7,174
         Centene Corp.*                                250             4,197
         Chemed Corp.                                   80             2,929
         Corvel Corp.*                                  70             2,371
         Cross Country Healthcare,
          Inc.*                                        220             3,170
         Emergency Medical Services
          Corp. - Class A*                              40               905
         Gentiva Health Services,
          Inc.*                                         70             1,334
         HealthExtras, Inc.*                            40             1,206
         Healthsouth Corp.*                            420             6,985
         Healthspring, Inc.*                           170             2,870
         Healthways, Inc.*                              60             1,776
         InVentiv Health, Inc.*                        120             3,335
         Kindred Healthcare, Inc.*                     200             5,752
         LCA-Vision, Inc.                              160               763


                                                                   VALUE
                                                   SHARES         (NOTE 2)
                                                 ---------      ------------
       HEALTH CARE PROVIDERS & SERVICES -- (CONTINUED)
         LHC Group, Inc.*                               70      $      1,627
         Magellan Health Services,
          Inc.*                                        120             4,444
         Medcath Corp.*                                 50               899
         Molina Healthcare, Inc.*                      160             3,894
         National HealthCare Corp.                      10               458
         Nighthawk Radiology
          Holdings, Inc.*                               40               283
         Odyssey Healthcare, Inc.*                     100               974
         Owens & Minor, Inc.                           130             5,940
         PharMerica Corp.*                             180             4,066
         Providence Service Corp.*                      50             1,056
         Psychiatric Solutions, Inc.*                   50             1,892
         RehabCare Group, Inc.*                         10               160
         Res-Care, Inc.*                               110             1,956
         Sun Healthcare Group,
          Inc.*                                         30               402
         Sunrise Senior Living,
          Inc.*                                        340             7,643
         Universal American
          Corp.*                                       620             6,336
                                                                ------------
                                                                     100,612
                                                                ------------
       HEALTH CARE TECHNOLOGY -- 0.1%
         Computer Programs &
          Systems, Inc.                                140             2,426
         Omnicell, Inc.*                                10               132
         Vital Images, Inc.*                            90             1,119
                                                                ------------
                                                                       3,677
                                                                ------------
       LIFE SCIENCES TOOLS & SERVICES -- 0.5%
         Affymetrix, Inc.*                              60               617
         Albany Molecular Research,
          Inc.*                                         50               664
         Bio-Rad Laboratories, Inc. -
          Class A*                                      60             4,853
         Bruker BioSciences Corp.*                      60               771
         Cambrex Corp.*                              1,810            10,625
         Enzo Biochem, Inc.*                            10               112
         Kendle International, Inc.*                    40             1,453
         PARAXEL International
          Corp.*                                        20               526
         Pharmanet Development
          Group, Inc.*                                  50               789
         Varian, Inc.*                                  30             1,532
                                                                ------------
                                                                      21,942
                                                                ------------

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- FUNDAMENTALLY WEIGHTED FUNDS
------------------------------------------------
SMALL COMPANY FUND
------------------
   INVESTMENTS / JUNE 30, 2008 -- CONTINUED

================================================================================

                                                                   VALUE
                                                   SHARES         (NOTE 2)
                                                 ---------      ------------
       PHARMACEUTICALS -- 0.9%
         Alpharma, Inc.*                               220      $      4,957
         Auxilium Pharmaceuticals,
          Inc.*                                         30             1,009
         Caraco Pharmaceutical
          Laboratories, Ltd.*                           30               396
         MDRNA, Inc.*                                   60                73
         Medicis Pharmaceutical
          Corp. - Class A                              270             5,611
         Noven Pharmaceuticals,
          Inc.*                                        240             2,566
         Par Pharmaceutical Cos.,
          Inc.*                                        120             1,948
         Penwest Pharmaceuticals
          Co.*                                          70               189
         Perrigo Co.                                   160             5,083
         Pozen, Inc.*                                   60               653
         Salix Pharmaceuticals,
          Ltd.*                                        130               914
         Sciele Pharma, Inc.                           110             2,128
         Somaxon Pharmaceuticals,
          Inc.*                                         30               143
         SuperGen, Inc.*                                30                61
         The Medicines Co.*                             20               396
         Valeant Pharmaceuticals
          International*                               450             7,699
         ViroPharma, Inc.*                             310             3,429
                                                                ------------
                                                                      37,255
                                                                ------------
         TOTAL HEALTH CARE ...............................           232,224
                                                                ------------
     INDUSTRIALS -- 13.4%
       AEROSPACE & DEFENSE -- 0.9%
         AAR Corp.*                                     10               135
         American Science &
          Engineering, Inc.                             20             1,031
         Applied Energetics, Inc.*                     110               175
         Argon ST, Inc.*                                20               496
         Ceradyne, Inc.*                               100             3,430
         Cubic Corp.                                    40               891
         Curtiss-Wright Corp.                          140             6,263
         DynCorp International, Inc. -
          Class A*                                     210             3,181
         Esterline Technologies
          Corp.*                                        80             3,941
         GenCorp, Inc.*                                 80               573
         HEICO Corp.                                    40             1,302
         Hexcel Corp.*                                 120             2,316
         Ladish Co., Inc.*                              10               206


                                                                   VALUE
                                                   SHARES         (NOTE 2)
                                                 ---------      ------------
       AEROSPACE & DEFENSE -- (CONTINUED)
         Orbital Sciences Corp.*                       170      $      4,005
         Taser International, Inc.*                     40               200
         Teledyne Technologies,
          Inc.*                                        100             4,879
         TransDigm Group, Inc.*                        110             3,695
         Triumph Group, Inc.                            30             1,413
                                                                ------------
                                                                      38,132
                                                                ------------
       AIR FREIGHT & LOGISTICS -- 0.2%
         Atlas Air Worldwide
          Holdings, Inc.*                               70             3,462
         Hub Group, Inc. -
          Class A*                                      40             1,365
         Pacer International, Inc.                     260             5,593
                                                                ------------
                                                                      10,420
                                                                ------------
       AIRLINES -- 0.1%
         AirTran Holdings, Inc.*                       360               734
         Alaska Air Group, Inc.*                        90             1,381
         Mesa Air Group, Inc.*                         170                87
         Pinnacle Airlines Corp.*                      290               916
         Republic Airways
          Holdings, Inc.*                               10                87
         SkyWest, Inc.                                 130             1,644
                                                                ------------
                                                                       4,849
                                                                ------------
       BUILDING PRODUCTS -- 0.8%
         American Woodmark
          Corp.                                         40               845
         Ameron International
          Corp.                                         30             3,600
         Apogee Enterprises, Inc.                      150             2,424
         Builders FirstSource, Inc.*                   860             4,567
         Gibraltar Industries, Inc.                    260             4,152
         Griffon Corp.*                                220             1,927
         Insteel Industries, Inc.                      160             2,930
         NCI Building Systems,
          Inc.*                                        170             6,244
         PGT, Inc.*                                    230               791
         Simpson Manufacturing
          Co., Inc.                                    170             4,036
         Trex Co., Inc.*                               140             1,642
         Universal Forest Products,
          Inc.                                         120             3,595
                                                                ------------
                                                                      36,753
                                                                ------------

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- FUNDAMENTALLY WEIGHTED FUNDS
------------------------------------------------
SMALL COMPANY FUND
------------------
   INVESTMENTS / JUNE 30, 2008 -- CONTINUED

================================================================================

                                                                   VALUE
                                                   SHARES         (NOTE 2)
                                                 ---------      ------------
       COMMERCIAL SERVICES & SUPPLIES -- 4.3%
         ABM Industries, Inc.                          280      $      6,230
         ACCO Brands Corp.*                          1,400            15,722
         Administaff, Inc.                             150             4,183
         American Ecology Corp.                         20               591
         American Reprographics
          Co.*                                         230             3,829
         AMREP Corp.                                    50             2,380
         Barrett Business Services,
          Inc.                                          40               473
         Bowne & Co., Inc.                             120             1,530
         Casella Waste Systems,
          Inc.*                                         90             1,097
         CBIZ, Inc.*                                   240             1,908
         CDI Corp.                                     230             5,851
         Cenveo, Inc.*                                  10                98
         Clean Harbors, Inc.*                           10               711
         Comfort Systems USA,
          Inc.                                         160             2,150
         Compx International, Inc.                     280             1,624
         Comsys IT Partners, Inc.*                      50               456
         Consolidated Graphics,
          Inc.*                                         60             2,956
         CoStar Group, Inc.*                            10               445
         Courier Corp.                                 120             2,410
         CRA International, Inc.*                       80             2,892
         Deluxe Corp.                                  970            17,285
         Diamond Management &
          Technology Consultants,
          Inc.                                         210             1,094
         Duff & Phelps Corp. -
          Class A*                                     140             2,318
         Ennis, Inc.                                   220             3,443
         Exponent, Inc.*                                60             1,885
         First Advantage Corp. -
          Class A*                                     190             3,011
         FTI Consulting, Inc.*                          30             2,054
         Healthcare Services Group,
          Inc.                                          90             1,369
         Heidrick & Struggles
          International, Inc.                           80             2,211
         Herman Miller, Inc.                           240             5,974
         Hudson Highland Group,
          Inc.*                                         50               524
         Huron Consulting Group,
          Inc.*                                         60             2,720
         ICT Group, Inc.*                               60               492
         IKON Office Solutions,
          Inc.                                         650             7,332

                                                                   VALUE
                                                   SHARES         (NOTE 2)
                                                 ---------      ------------
       COMMERCIAL SERVICES & SUPPLIES -- (CONTINUED)
         Interface, Inc. - Class A                      50      $        627
         Kelly Services, Inc. -
          Class A                                      230             4,446
         Kforce, Inc.*                                 350             2,971
         Kimball International, Inc. -
          Class B                                      370             3,064
         Knoll, Inc.                                   290             3,523
         Korn/Ferry International,
          Inc.*                                        150             2,360
         LECG Corp.*                                    70               612
         M&F Worldwide Corp.*                           70             2,752
         McGrath RentCorp                              130             3,197
         Mine Safety Appliances
          Co.                                          120             4,799
         Mobile Mini, Inc.*                             10               200
         MPS Group, Inc.*                              360             3,827
         Navigant Consulting, Inc.*                    190             3,716
         On Assignment, Inc.*                           30               241
         Protection One, Inc.*                         460             3,864
         Resources Connection, Inc.                    190             3,866
         Rollins, Inc.                                 225             3,334
         Schawk, Inc.                                  120             1,439
         Spherion Corp.*                               290             1,340
         Standard Register Co.                         550             5,186
         Sykes Enterprises, Inc.*                      100             1,886
         Teletech Holdings, Inc.*                       90             1,796
         Tetra Tech, Inc.*                              80             1,810
         The Geo Group, Inc.*                           20               450
         Trueblue, Inc.*                               340             4,491
         United Stationers, Inc.*                      150             5,542
         Viad Corp.                                     50             1,290
         Volt Information Sciences,
          Inc.*                                         90             1,072
         Watson Wyatt Worldwide,
          Inc. - Class A                                60             3,173
                                                                ------------
                                                                     186,122
                                                                ------------
       CONSTRUCTION & ENGINEERING -- 0.6%
         Dycom Industries, Inc.*                       250             3,630
         EMCOR Group, Inc.*                            270             7,703
         Granite Construction, Inc.                    200             6,306
         Insituform Technologies,
          Inc. - Class A*                               90             1,371
         Integrated Electrical
          Services, Inc.*                               20               344
         Layne Christensen Co.*                         10               438
         Perini Corp.*                                 140             4,627
         Pike Electric Corp.*                           80             1,329


    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- FUNDAMENTALLY WEIGHTED FUNDS
------------------------------------------------
SMALL COMPANY FUND
------------------
   INVESTMENTS / JUNE 30, 2008 -- CONTINUED

================================================================================

                                                                   VALUE
                                                   SHARES         (NOTE 2)
                                                 ---------      ------------
       CONSTRUCTION & ENGINEERING -- (CONTINUED)
         Sterling Construction Co.,
          Inc.*                                         50      $        993
                                                                ------------
                                                                      26,741
                                                                ------------
       ELECTRICAL EQUIPMENT -- 1.7%
         Acuity Brands, Inc.                           240            11,539
         American Superconductor
          Corp.*                                        20               717
         Baldor Electric Co.                           190             6,646
         Belden, Inc.                                  110             3,727
         Brady Corp. - Class A                         240             8,287
         Encore Wire Corp.                             100             2,119
         Energy Conversion
          Devices, Inc.*                                30             2,209
         Franklin Electric Co., Inc.                   100             3,878
         FuelCell Energy, Inc.*                        230             1,633
         General Cable Corp.*                           20             1,217
         GrafTech International,
          Ltd.*                                         40             1,073
         II-VI, Inc.*                                   40             1,397
         LSI Industries, Inc.                          100               812
         Medis Technologies, Ltd.*                      40               135
          Industries, Inc.*                             10               504
         Preformed Line Products
          Co.                                           20               806
         Regal-Beloit Corp.                            160             6,760
         Smith (A.O.) Corp.                            210             6,895
         Superior Essex, Inc.*                         100             4,463
         Vicor Corp.                                   120             1,198
         Woodward Governor Co.                         220             7,845
                                                                ------------
                                                                      73,860
                                                                ------------
       INDUSTRIAL CONGLOMERATES -- 0.5%
         Otter Tail Corp.                              120             4,659
         Raven Industries, Inc.                         70             2,295
         Standex International
          Corp.                                        120             2,489
         Tredegar Industries Corp.                     180             2,646
         Walter Industries, Inc.                        90             9,789
                                                                ------------
                                                                      21,878
                                                                ------------
       MACHINERY -- 2.8%
         3-D Systems Corp.*                             40               380
         Accuride Corp.*                               190               808
         Actuant Corp. - Class A                       110             3,448
         Albany International
          Corp. - Class A                               20               580


                                                                   VALUE
                                                   SHARES         (NOTE 2)
                                                 ---------      ------------
       MACHINERY -- (CONTINUED)
         American Railcar Industries,
          Inc.                                          20      $        336
         Astec Industries, Inc.*                        10               321
         Badger Meter, Inc.                             30             1,516
         Barnes Group, Inc.                            260             6,003
         Basin Water, Inc.*                             40               187
         Briggs & Stratton Corp.                       440             5,579
         Bucyrus International, Inc.                    40             2,921
         Cascade Corp.                                  90             3,809
         Chart Industries, Inc.*                       250            12,160
         CIRCOR International,
          Inc.                                          40             1,960
         Clarcor, Inc.                                 160             5,616
         Columbus McKinnon
          Corp.*                                        60             1,445
         Commercial Vehicle Group,
          Inc.*                                        220             2,057
         Dynamic Materials Corp.                        40             1,318
         EnPro Industries, Inc.*                        80             2,987
         ESCO Technologies, Inc.*                       50             2,346
         Federal Signal Corp.                          200             2,400
         FreightCar America, Inc.                      100             3,550
         Gehl Co.*                                      50               740
         Greenbrier Cos., Inc.                          90             1,827
         Kadant, Inc.*                                  40               904
         Kaydon Corp.                                   60             3,085
         Lindsay Corp.                                  10               850
         Middleby Corp.*                                10               439
         Mueller Industries, Inc.                      400            12,880
         Mueller Water Products,
          Inc. - Class A                               230             1,856
         NACCO Industries, Inc. -
          Class A                                       50             3,717
         Nordson Corp.                                  80             5,831
         Robbins & Myers, Inc.                          60             2,992
         Sun Hydraulics Corp.                           40             1,291
         Tecumseh Products Co. -
          Class A*                                      40             1,311
         Tennant Co.                                    50             1,503
         The Gorman-Rupp Co.                            20               797
         Titan International, Inc.                      10               356
         Valmont Industries, Inc.                       30             3,129
         Wabash National Corp.                         370             2,797
         Wabtec Corp.                                   30             1,459
         Watts Water Technologies,
          Inc. - Class A                               160             3,984
         Xerium Technologies, Inc.                   1,890             7,484
                                                                ------------
                                                                     120,959
                                                                ------------

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- FUNDAMENTALLY WEIGHTED FUNDS
------------------------------------------------
SMALL COMPANY FUND
------------------
   INVESTMENTS / JUNE 30, 2008 -- CONTINUED

================================================================================


                                                                   VALUE
                                                   SHARES         (NOTE 2)
                                                 ---------      ------------
       MARINE -- 0.3%
         American Commercial
          Lines, Inc.*                                  20      $        219
         Eagle Bulk Shipping, Inc.                     180             5,323
         Genco Shipping &
          Trading, Ltd.                                 90             5,868
         Horizon Lines, Inc. -
          Class A                                      210             2,089
         TBS International, Ltd. -
          Class A*                                      20               799
                                                                ------------
                                                                      14,298
                                                                ------------
       ROAD & RAIL -- 0.7%
         Amerco, Inc.*                                  40             1,907
         Arkansas Best Corp.                           110             4,030
         Celadon Group, Inc.*                          140             1,399
         Dollar Thrifty Automotive
          Group, Inc.*                                  60               567
         Genesee & Wyoming,
          Inc. - Class A*                               70             2,381
         Heartland Express, Inc.                       590             8,797
         Marten Transport, Ltd.*                        80             1,278
         Old Dominion Freight
          Line, Inc.*                                   60             1,801
         P.A.M. Transportation
          Services*                                     70               746
         Quality Distribution, Inc.*                    20                48
         Saia, Inc.*                                   150             1,638
         Universal Truckload
          Services, Inc.*                              130             2,863
         Werner Enterprises, Inc.                       50               929
                                                                ------------
                                                                      28,384
                                                                ------------

       TRADING COMPANIES & DISTRIBUTORS -- 0.5%
         Applied Industrial
          Technologies, Inc.                           200             4,834
         Beacon Roofing Supply,
          Inc.*                                         80               849
         BlueLinx Holdings, Inc.                       850             3,009
         H&E Equipment Services,
          Inc.*                                         40               481
         Houston Wire & Cable Co.                       20               398
         Kaman Corp.                                   100             2,276
         Lawson Products, Inc.                          40               991
         Rush Enterprises, Inc. -
          Class A*                                     125             1,501
         TAL International Group,
          Inc.                                         110             2,501


                                                                   VALUE
                                                   SHARES         (NOTE 2)
                                                 ---------      ------------
       TRADING COMPANIES & DISTRIBUTORS -- (CONTINUED)
         Watsco, Inc.                                  140      $      5,852
                                                                ------------
                                                                      22,692
                                                                ------------
         TOTAL INDUSTRIALS ...............................           585,088
                                                                ------------
     INFORMATION TECHNOLOGY -- 10.2%
       COMMUNICATIONS EQUIPMENT -- 1.4%
         Adtran, Inc.                                  450            10,728
         Anaren, Inc.*                                 100             1,057
         Arris Group, Inc.*                            280             2,366
         Avocent Corp.*                                290             5,394
         Black Box Corp.                               120             3,263
         Cogo Group, Inc.*                              40               364
         CommScope, Inc.*                               10               528
         Comtech Telecommunications
          Corp.*                                        70             3,430
         Ditech Networks, Inc.*                        180               387
         Emulex Corp.*                                 200             2,330
         Foundry Networks, Inc.*                       430             5,083
         Harmonic, Inc.                                 90               856
         Harris Stratex Networks,
          Inc. - Class A                                30               285
         InterDigital, Inc.*                           280             6,809
         Loral Space &
          Communications, Inc.*                         80             1,410
         Netgear, Inc.*                                 40               554
         Oplink Communications,
          Inc.*                                         80               768
         Orbcomm, Inc.*                                 30               171
         Plantronics, Inc.                             250             5,580
         Polycom, Inc.*                                200             4,872
         Powerwave Technologies,
          Inc.*                                         70               297
         Radyne Corp.*                                 190             2,172
         Seachange International,
          Inc.*                                        190             1,360
         Sonus Networks, Inc.*                         190               650
         Viasat, Inc.*                                 130             2,627
                                                                ------------
                                                                      63,341
                                                                ------------
       COMPUTERS & PERIPHERALS -- 0.4%
         Avid Technology, Inc.*                         70             1,189
         Electronics for Imaging,
          Inc.*                                        200             2,920
         Hypercom Corp.*                               210               924
         Immersion Corp.*                              140               954
         Intermec, Inc.*                                30               632
         Intevac, Inc.*                                 40               451


    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- FUNDAMENTALLY WEIGHTED FUNDS
------------------------------------------------
SMALL COMPANY FUND
------------------
   INVESTMENTS / JUNE 30, 2008 -- CONTINUED

================================================================================

                                                                   VALUE
                                                   SHARES         (NOTE 2)
                                                 ---------      ------------
       COMPUTERS & PERIPHERALS -- (CONTINUED)
         Novatel Wireless, Inc.*                        60      $        668
         Palm, Inc.                                    570             3,072
         Prestek, Inc.*                                190               943
         Rackable Systems, Inc.*                        80             1,072
         Stratasys, Inc.*                               40               738
         Synaptics, Inc.*                               60             2,264
                                                                ------------
                                                                      15,827
                                                                ------------
       ELECTRONIC EQUIPMENT & INSTRUMENTS -- 1.7%
         Agilysys, Inc.                                100             1,134
         Anixter International, Inc.*                  110             6,544
         Benchmark Electronics,
          Inc.*                                        240             3,922
         Brightpoint, Inc.*                            200             1,460
         Checkpoint Systems, Inc.*                     120             2,506
         Cogent, Inc.*                                 530             6,026
         Cognex Corp.                                  170             3,918
         CTS Corp.                                     270             2,714
         DTS, Inc.*                                     40             1,253
         Electro Rent Corp.                            260             3,260
         Electro Scientific
          Industries, Inc.*                             40               567
         FLIR Systems, Inc.*                           160             6,491
         Gerber Scientific, Inc.*                      100             1,138
         Insight Enterprises, Inc.*                    190             2,229
         Itron, Inc.*                                   30             2,950
         Kemet Corp.*                                  100               324
         Littelfuse, Inc.*                              60             1,893
         LoJack Corp.*                                  80               637
         Maxwell Technologies,
          Inc.*                                         30               319
         Methode Electronics, Inc.                     120             1,254
         MTS Systems Corp.                              80             2,870
         Multi-Fineline Electronix,
          Inc.*                                         90             2,490
         Park Electrochemical
          Corp.                                        140             3,403
         Photon Dynamics, Inc.*                         60               905
         Plexus Corp.*                                  50             1,384
         Radisys Corp.*                                200             1,812
         Rofin-Sinar Technologies,
          Inc.*                                         60             1,812
         Rogers Corp.*                                  40             1,504
         Smart Modular Technologies
          (WWH), Inc.*                                 180               689
         Technitrol, Inc.                              140             2,379
         TTM Technologies, Inc.*                       210             2,774
         Universal Display Corp.*                       30               370


                                                                   VALUE
                                                   SHARES         (NOTE 2)
                                                 ---------      ------------
       ELECTRONIC EQUIPMENT & INSTRUMENTS -- (CONTINUED)
         X-Rite, Inc.*                                 100      $        256
         Zygo Corp.*                                    10                98
                                                                ------------
                                                                      73,285
                                                                ------------
       INTERNET SOFTWARE & SERVICES -- 1.2%
         Bankrate, Inc.*                                20               781
         CMGI, Inc.*                                    40               424
         CNET Networks, Inc.*                           90             1,034
         DealerTrack Holdings,
          Inc.*                                         10               141
         Digital River, Inc.*                          170             6,559
         DivX, Inc.*                                    20               147
         Earthlink, Inc.*                              510             4,412
         Imergent, Inc.                                 90             1,066
         Infospace, Inc.                               930             7,747
         Internap Network Services
          Corp.*                                        30               140
         Interwoven, Inc.*                              20               240
         Ipass, Inc.*                                  370               766
         j2 Global Communications,
          Inc.*                                        120             2,760
         Jupitermedia Corp.*                           130               182
         Liquidity Services, Inc.*                      40               461
         LoopNet, Inc.*                                 20               226
         NIC, Inc.                                     130               888
         Openwave Systems, Inc.*                     1,490             2,220
         Perficient, Inc.*                              20               193
         RealNetworks, Inc.*                           240             1,584
         Sohu.com, Inc.*                                20             1,409
         SonicWALL, Inc.*                              170             1,097
         Terremark Worldwide,
          Inc.*                                         40               218
         The Knot, Inc.*                                40               391
         TheStreet.com, Inc.                            20               130
         Travelzoo, Inc.*                               30               257
         United Online, Inc.                           900             9,027
         ValueClick, Inc.*                             180             2,727
         Websense, Inc.*                               190             3,200
                                                                ------------
                                                                      50,427
                                                                ------------
       IT SERVICES -- 1.7%
         CACI International, Inc. -
          Class A*                                      90             4,119
         Cass Information Systems,
          Inc.                                          55             1,762
         CIBER, Inc.*                                  250             1,553


    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- FUNDAMENTALLY WEIGHTED FUNDS
------------------------------------------------
SMALL COMPANY FUND
------------------
   INVESTMENTS / JUNE 30, 2008 -- CONTINUED

================================================================================

                                                                   VALUE
                                                   SHARES         (NOTE 2)
                                                 ---------      ------------
       IT SERVICES -- (CONTINUED)
         CSG Systems International,
          Inc.*                                        430      $      4,739
         CyberSource Corp.*                             10               167
         Euronet Worldwide, Inc.*                      200             3,380
         Gartner, Inc.*                                210             4,351
         Gevity HR, Inc.                               520             2,798
         Global Cash Access
          Holdings, Inc.*                              190             1,303
         iGate Corp.*                                   30               244
         infoGROUP, Inc.                               680             2,985
         Integral Systems, Inc.                         70             2,709
         Mantech International
          Corp. - Class A*                              60             2,887
         MAXIMUS, Inc.                                 110             3,830
         Ness Technologies, Inc.*                       70               708
         Online Resources Corp.*                        40               334
         Perot Systems Corp.*                          310             4,653
         RightNow Technologies,
          Inc.*                                         40               547
         SAIC, Inc.*                                   210             4,370
         Sapient Corp.*                                 70               449
         SI International, Inc.*                        10               209
         SRA International, Inc. -
          Class A*                                     110             2,471
         StarTek, Inc.*                                200             1,880
         Syntel, Inc.                                  320            10,791
         TNS, Inc.*                                    200             4,792
         Wright Express Corp.*                         300             7,440
                                                                ------------
                                                                      75,471
                                                                ------------
       SEMICONDUCTORS & SEMICONDUCTOR
       EQUIPMENT -- 1.9%
         Actel Corp.*                                  140             2,359
         Advanced Analogic
          Technologies, Inc.*                           90               372
         Advanced Energy Industries,
          Inc.*                                         90             1,233
         Amkor Technology, Inc.*                       100             1,041
         ANADIGICS, Inc.*                               10                99
         Atheros Communications,
          Inc.*                                        110             3,300
         ATMI, Inc.*                                    20               558
         Brooks Automation, Inc.*                       50               414
         Cabot Microelectronics
          Corp.*                                        90             2,983
         Cirrus Logic, Inc.*                           360             2,002
         Cohu, Inc.                                    190             2,789
         Credence Systems Corp.*                       190               247


                                                                   VALUE
                                                   SHARES         (NOTE 2)
                                                 ---------      ------------
       SEMICONDUCTORS & SEMICONDUCTOR
       EQUIPMENT -- (CONTINUED)
         Cymer, Inc.*                                  130      $      3,494
         Diodes, Inc.*                                  60             1,658
         DSP Group, Inc.*                              170             1,190
         Entegris, Inc.*                               490             3,209
         Exar Corp.*                                    10                75
         FEI Co.*                                       10               228
         Formfactor, Inc.*                             140             2,580
         Hittite Microwave Corp.*                       60             2,137
         Ikanos Communications,
          Inc.*                                        100               337
         IXYS Corp.*                                    20               239
         Kulicke & Soffa Industries,
          Inc.*                                         20               146
         Mattson Technology, Inc.*                     120               571
         Micrel, Inc.                                  420             3,843
         Microsemi Corp.*                               60             1,511
         MKS Instruments, Inc.*                        170             3,723
         Monolithic Power Systems,
          Inc.*                                         60             1,297
         Netlogic Microsystems,
          Inc.*                                         70             2,324
         Omnivision Technologies,
          Inc.*                                        310             3,748
         ON Semiconductor Corp.*                     1,070             9,812
         PDF Solutions, Inc.*                           80               476
         Photronics, Inc.*                             120               845
         PMC-Sierra, Inc.*                             450             3,442
         RF Micro Devices, Inc.*                       620             1,798
         Rudolph Technologies,
          Inc.*                                        130             1,001
         Semtech Corp.*                                160             2,251
         Silcon Storage Technology,
          Inc.*                                        450             1,247
         Silicon Image, Inc.*                          480             3,480
         Sirf Technology Holdings,
          Inc.*                                        110               475
         Skyworks Solutions, Inc.*                      40               395
         Spansion Inc. - Class A*                      190               428
         Standard Microsystems
          Corp.*                                        30               815
         Techwell, Inc.*                                50               616
         Tessera Techonologies,
          Inc.*                                        160             2,619
         Trident Microsystems,
          Inc.*                                         90               329
         Ultratech, Inc.*                               60               931


    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- FUNDAMENTALLY WEIGHTED FUNDS
------------------------------------------------
SMALL COMPANY FUND
------------------
   INVESTMENTS / JUNE 30, 2008 -- CONTINUED

================================================================================


                                                                   VALUE
                                                   SHARES         (NOTE 2)
                                                 ---------      ------------
       SEMICONDUCTORS & SEMICONDUCTOR
       EQUIPMENT -- (CONTINUED)
         Varian Semiconductor
          Equipment Associates,
          Inc.*                                         15      $        522
         Veeco Instruments, Inc.*                       20               322
         Zoran Corp.*                                  250             2,925
                                                                ------------
                                                                      84,436
                                                                ------------
       SOFTWARE -- 1.9%
         Access Integrated
          Technologies, Inc.*                          110               232
         ACI Worldwide, Inc.*                          110             1,935
         Actuate Corp.*                                 80               313
         ANSYS, Inc.*                                   90             4,241
         Blackbaud, Inc.                                90             1,926
         Blackboard, Inc.*                              40             1,529
         Bottomline Technologies,
          Inc.*                                         60               584
         Concur Technologies,
          Inc.*                                         10               332
         Epicor Software Corp.*                         90               622
         EPIQ Systems, Inc.*                            90             1,278
         FalconStor Software, Inc.*                     10                71
         i2 Technologies, Inc.*                        100             1,243
         Informatica Corp.*                            110             1,654
         Jack Henry & Associates,
          Inc.                                         270             5,843
         Kenexa Corp.*                                  40               754
         Lawson Software, Inc.*                        280             2,036
         Macrovision Solutions
          Corp.*                                       320             4,787
         Magma Design Automation,
          Inc.*                                        100               607
         Manhattan Associates,
          Inc.*                                         30               712
         Mentor Graphics Corp.*                         60               948
         MICROS Systems, Inc.*                         140             4,269
         MicroStrategy, Inc. -
          Class A*                                      80             5,180
         Midway Games, Inc.*                           630             1,386
         Net 1 UEPS Technologies,
          Inc.*                                         40               972
         Parametric Technology
          Corp.*                                       230             3,834
         Pegasystems, Inc.                             200             2,692
         PROS Holdings, Inc.*                          170             1,909
         Quality Systems, Inc.                         100             2,928
         Quest Software, Inc.*                         330             4,887


                                                                   VALUE
                                                   SHARES         (NOTE 2)
                                                 ---------      ------------
       SOFTWARE -- (CONTINUED)
         Radiant Systems, Inc.*                         10      $        107
         Renaissance Learning, Inc.                    360             4,036
         Secure Computing Corp.*                       330             1,366
         Smith Micro Software,
          Inc.*                                        110               627
         Sonic Solutions, Inc.*                        120               715
         SPSS, Inc.*                                    50             1,818
         Sybase, Inc.*                                 259             7,620
         Symvx Technologies, Inc.*                     250             1,745
         Synchronoss Technologies,
          Inc.*                                         10                90
         Taleo Corp. - Class A*                         20               392
         THQ, Inc.*                                     90             1,823
         TIBCO Software, Inc.*                         410             3,136
         Vasco Data Security
          International, Inc.*                          20               211
                                                                ------------
                                                                      83,390
                                                                ------------
         TOTAL INFORMATION TECHNOLOGY ....................           446,177
                                                                ------------
     MATERIALS -- 6.1%
       CHEMICALS -- 3.3%
         A. Schulman, Inc.                             160             3,685
         American Vanguard Corp.                        10               123
         Arch Chemicals, Inc.                           70             2,321
         Calgon Carbon Corp.*                           60               928
         CF Industries Holdings,
          Inc.                                          70            10,696
         Ferro Corp.                                   270             5,065
         Gentek, Inc.*                                 390            10,487
         Georgia Gulf Corp.                            840             2,436
         H.B. Fuller Co.                               280             6,283
         Hercules, Inc.                                250             4,233
         Innospec, Inc.                                100             1,882
         Koppers Holdings, Inc.                         70             2,931
         Kronos Worldwide, Inc.                        380             5,848
         NewMarket Corp.                                40             2,649
         NL Industries, Inc.                           270             2,573
         Olin Corp.                                    530            13,876
         OM Group, Inc.*                               770            25,248
         PolyOne Corp.*                                300             2,091
         Rockwood Holdings, Inc.*                      160             5,568
         Sensient Technologies
          Corp.                                        240             6,758
         ShengdaTech, Inc.*                             10                99
         Spartech Corp.                                540             5,092
         Stepan Co.                                     50             2,281
         Terra Industries, Inc.                        100             4,935



    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- FUNDAMENTALLY WEIGHTED FUNDS
------------------------------------------------
SMALL COMPANY FUND
------------------
   INVESTMENTS / JUNE 30, 2008 -- CONTINUED

================================================================================

                                                                   VALUE
                                                   SHARES         (NOTE 2)
                                                 ---------      ------------
       CHEMICALS -- (CONTINUED)
         Tronox, Inc. - Class B                        260      $        785
         Valhi, Inc.                                   420            11,445
         W.R. Grace & Co.*                             120             2,819
         Zep, Inc.                                      90             1,339
         Zoltek Cos., Inc.*                             10               243
                                                                ------------
                                                                     144,719
                                                                ------------
       CONSTRUCTION MATERIALS -- 0.2%
         Headwaters, Inc.*                             500             5,885
         Texas Industries, Inc.                         40             2,245
         US Concrete, Inc.*                            260             1,238
                                                                ------------
                                                                       9,368
                                                                ------------
       CONTAINERS & PACKAGING -- 0.7%
         AEP Industries, Inc.*                          20               347
         AptarGroup, Inc.                              180             7,551
         Chesapeake Corp.*                             640             1,504
         Greif, Inc. - Class A                         160            10,245
         Myers Industries, Inc.                        200             1,630
         Rock-Tenn Co. - Class A                       170             5,098
         Silgan Holdings, Inc.                         110             5,582
                                                                ------------
                                                                      31,957
                                                                ------------
       METALS & MINING -- 1.5%
         A.M. Castle & Co.                              50             1,431
         AMCOL International
          Corp.                                         40             1,138
         Apex Silver Mines, Ltd.*                       70               344
         Brush Engineered Materials,
          Inc.*                                         20               488
         Century Aluminum Co.*                          30             1,995
         Coeur d'Alene Mines
          Corp.*                                       220               638
         Compass Minerals
          International, Inc.                          100             8,056
         Esmark, Inc.*                                 140             2,677
         Hecla Mining Co.*                              70               648
         Kaiser Aluminum Corp.                         280            14,988
         Olympic Steel, Inc.                            90             6,833
         Royal Gold, Inc.                               20               627
         Schnitzer Steel Industries,
          Inc. - Class A                                60             6,876
         Stillwater Mining Co.*                        140             1,656
         Worthington Industries,
          Inc.                                         810            16,605
                                                                ------------
                                                                      65,000
                                                                ------------

                                                                   VALUE
                                                   SHARES         (NOTE 2)
                                                 ---------      ------------
       PAPER & FOREST PRODUCTS -- 0.4%
         Abitibibowater, Inc.                          438      $      4,087
         Buckeye Technologies,
          Inc.*                                        190             1,607
         P.H. Glatfelter Co.                           100             1,351
         Mercer International, Inc.*                    50               374
         Neenah Paper, Inc.                            110             1,838
         Schweitzer-Mauduit
          International, Inc.                          120             2,022
         Wausau Paper Corp.                            500             3,855
                                                                ------------
                                                                      15,134
                                                                ------------
         TOTAL MATERIALS .................................           266,178
                                                                ------------
     TELECOMMUNICATION SERVICES -- 1.9%
       DIVERSIFIED TELECOMMUNICATION SERVICES -- 0.9%
         Alaska Communications
          Systems Group, Inc.                          220             2,627
         Atlantic Tele-Network,
          Inc.                                          50             1,376
         Cbeyond, Inc.*                                 20               320
         Cincinnati Bell, Inc.*                      1,980             7,880
         Cogent Communications
          Group, Inc.*                                  60               804
         Consolidated Communications
          Holdings, Inc.                               340             5,063
         Fairpoint Communications,
          Inc.                                         500             3,605
         Global Crossing, Ltd.*                        310             5,561
         Hungarian Telephone & Cable
          Corp.*                                        10               182
         IDT Corp. - Class B*                          220               374
         Iowa Telecommunications
          Services, Inc.                               300             5,283
         NTELOS Holdings Corp.                          10               254
         PAETEC Holdings Corp.*                         40               254
         Premiere Global Services,
          Inc.*                                        260             3,791
         SureWest Communications                       140             1,180
                                                                ------------
                                                                      38,554
                                                                ------------
       WIRELESS TELECOMMUNICATION SERVICES -- 1.0%
         Centennial Communications
          Corp.*                                     2,990            20,900
         iPCS, Inc.*                                   200             5,926
         Syniverse Holdings, Inc.*                     240             3,888



    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- FUNDAMENTALLY WEIGHTED FUNDS
------------------------------------------------
SMALL COMPANY FUND
------------------
   INVESTMENTS / JUNE 30, 2008 -- CONTINUED

================================================================================

                                                                   VALUE
                                                   SHARES         (NOTE 2)
                                                 ---------      ------------

       WIRELESS TELECOMMUNICATION SERVICES -- (CONTINUED)
         USA Mobility, Inc.*                         1,440      $     10,872
                                                                ------------
                                                                      41,586
                                                                ------------
         TOTAL TELECOMMUNICATION SERVICES ................            80,140
                                                                ------------
     UTILITIES -- 4.2%
       ELECTRIC UTILITIES -- 1.8%
         ALLETE, Inc.                                  240            10,080
         Central Vermont Public
          Service Corp.                                 50               969
         Cleco Corp.                                   370             8,632
         El Paso Electric Co.*                          30               594
         Idacorp, Inc.                                 290             8,378
         ITC Holdings Corp.                            100             5,111
         MGE Energy, Inc.                              110             3,588
         Portland General Electric
          Co.                                          230             5,180
         The Empire District Electric
          Co.                                          290             5,377
         UIL Holdings Corp.                            250             7,352
         Unisource Energy Corp.                        220             6,822
         Westar Energy, Inc.                           670            14,412
                                                                ------------
                                                                      76,495
                                                                ------------
       GAS UTILITIES -- 1.4%
         EnergySouth, Inc.                              50             2,453
         New Jersey Resources
          Corp.                                        165             5,387
         Nicor, Inc.                                   460            19,591
         Northwest Natural Gas Co.                     130             6,014
         Piedmont Natural Gas Co.                      430            11,249
         South Jersey Industries,
          Inc.                                          90             3,362
         Southwest Gas Corp.                           230             6,838
         The Laclede Group, Inc.                        70             2,826
         WGL Holdings, Inc.                            140             4,864
                                                                ------------
                                                                      62,584
                                                                ------------
     INDEPENDENT POWER PRODUCERS &
       ENERGY TRADERS -- 0.0%
         Ormat Technologies, Inc.                       30             1,475
                                                                ------------
       MULTI-UTILITIES -- 0.8%
         Avista Corp.                                  300             6,438
         Black Hills Corp.                             190             6,091
         CH Energy Group, Inc.                         170             6,047
         NorthWestern Corp.                            270             6,863


                                                                   VALUE
                                                   SHARES         (NOTE 2)
                                                 ---------      ------------
       MULTI-UTILITIES -- (CONTINUED)
         PNM Resources, Inc.                           810      $      9,688
                                                                ------------
                                                                      35,127
                                                                ------------
       WATER UTILITIES -- 0.2%
         American States Water Co.                      40             1,398
         Cadiz, Inc.*                                   80             1,290
         California Water Service
          Group                                         50             1,638
         SJW Corp.                                      60             1,584
         Southwest Water Co.                            90               902
                                                                ------------
                                                                       6,812
                                                                ------------
       TOTAL UTILITIES ...................................           182,493
                                                                ------------
       TOTAL COMMON STOCK
         (COST $5,417,396) ...............................         4,352,843
                                                                ------------
       SHORT-TERM INVESTMENTS -- 0.3%
         BlackRock Liquidity Funds
          TempCash Portfolio -
          Institutional Series                       6,428             6,428
         BlackRock Liquidity Funds
          TempFund Portfolio -
          Institutional Series                       6,427             6,427
                                                                ------------
       TOTAL SHORT-TERM INVESTMENTS
         (COST $12,855) ..................................            12,855
                                                                ------------
       TOTAL INVESTMENTS -- 100.0%
         (COST $5,430,251)+ ..............................         4,365,698

       OTHER ASSETS IN EXCESS OF
         LIABILITIES, NET -- 0.0% ........................             1,404
                                                                ------------
NET ASSETS -- 100.0% .....................................      $  4,367,102
                                                                ============
-------------------
*    Non-income producing security.

+ The cost for Federal income tax purposes is $5,555,170. At June 30, 2008, net unrealized depreciation was $1,189,472. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $324,120, and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $1,513,592.



    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- FUNDAMENTALLY WEIGHTED FUNDS
------------------------------------------------
   FINANCIAL STATEMENTS
================================================================================

STATEMENTS OF ASSETS AND LIABILITIES
June 30, 2008

                                                                  LARGE COMPANY         SMALL COMPANY
                                                                      FUND                  FUND
                                                                  --------------        -------------
ASSETS:
Investment in securities, at value* .........................     $   12,090,227        $   4,365,698
Receivable from Adviser .....................................             14,820               10,564
Dividends receivable ........................................             22,013               10,040
Other assets ................................................              9,497                6,766
                                                                  --------------        -------------
Total assets ................................................         12,136,557            4,393,068
                                                                  --------------        -------------
LIABILITIES:
Other accrued expenses ......................................             27,633               25,966
                                                                  --------------        -------------
Total liabilities ...........................................             27,633               25,966
                                                                  --------------        -------------
NET ASSETS ..................................................     $   12,108,924        $   4,367,102
                                                                  ==============        =============
NET ASSETS CONSIST OF:
Paid-in capital .............................................     $   16,267,926        $   5,837,140
Undistributed net investment income .........................             51,679               29,523
Accumulated net realized loss on investments ................         (1,512,488)            (435,008)
Net unrealized depreciation of investments ..................         (2,698,193)          (1,064,553)
                                                                  --------------        -------------
NET ASSETS ..................................................     $   12,108,924        $   4,367,102
                                                                  ==============        =============
NET ASSETS BY SHARE CLASS:
     Institutional Shares ...................................     $   12,098,082        $   4,359,183
     A Shares ...............................................             10,842                7,919
                                                                  --------------        -------------
                                                                  $   12,108,924        $   4,367,102
                                                                  ==============        =============
SHARES OF BENEFICIAL INTEREST OUTSTANDING
     ($0.01 par value, unlimited authorized shares):
     Institutional Shares ...................................          1,492,018              563,129
     A Shares ...............................................              1,337                1,024

NET ASSET VALUE PER SHARE:
     Institutional Shares (net asset value, offering and
          redemption price) .................................     $         8.11        $        7.74
                                                                  --------------        -------------
     A Shares (net asset value (NAV) and redemption price) ..     $         8.11        $        7.73
                                                                  --------------        -------------
     A Shares (offering price -- NAV / 0.965) ...............     $         8.40        $        8.01
                                                                  --------------        -------------
--------------
*Investments at cost ........................................     $   14,788,420        $   5,430,251


    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- FUNDAMENTALLY WEIGHTED FUNDS
------------------------------------------------
   FINANCIAL STATEMENTS -- CONTINUED
================================================================================


STATEMENTS OF OPERATIONS
For the Year Ended June 30, 2008

                                                                  LARGE COMPANY         SMALL COMPANY
                                                                      FUND                  FUND
                                                                  --------------        -------------
INVESTMENT INCOME:
     Dividends ................................................   $      528,116        $     131,015
     Foreign tax withheld .....................................              (56)                 (96)
                                                                  --------------        -------------
     Total investment income ..................................          528,060              130,919
                                                                  --------------        -------------
EXPENSES:
     Advisory Fees ............................................           83,296               24,000
     Administration fees ......................................            2,956                  853
     Sub-administration and accounting fees ...................           51,523               59,499
     Custody fees .............................................           18,459               20,575
     Transfer agent fees ......................................            7,950                2,580
     Distribution fees - A Shares .............................               36                   23
     Professional fees ........................................           43,601               31,350
     Reports to shareholders ..................................           45,814               33,218
     Registration fees ........................................           21,546               18,317
     Trustees' fees ...........................................           22,322               22,322
     Compliance services ......................................            6,432                6,427
     Offering costs ...........................................           26,186               26,186
     Other ....................................................            8,612                7,060
                                                                  --------------        -------------
     Total expenses before fee waivers and
          expense reimbursements ..............................          338,733              252,410
     Expenses waived/reimbursed by Adviser ....................         (202,139)            (203,967)
     Sub-administration and accounting fees waived ............          (11,614)             (12,421)
                                                                  --------------        -------------
          Total expenses, net .................................          124,980               36,022
                                                                  --------------        -------------
     Net investment income ....................................          403,080               94,897
                                                                  --------------        -------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
     Net realized loss on investments .........................       (1,208,763)            (358,339)
     Net change in unrealized appreciation (depreciation)
          on investments ......................................       (3,411,815)          (1,333,327)
                                                                  --------------        -------------
     Net loss on investments ..................................       (4,620,578)          (1,691,666)
                                                                  --------------        -------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS ..........   $   (4,217,498)       $  (1,596,769)
                                                                  ==============        =============



    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- FUNDAMENTALLY WEIGHTED FUNDS
------------------------------------------------
   FINANCIAL STATEMENTS -- CONTINUED
================================================================================


STATEMENTS OF CHANGES IN NET ASSETS

                                                        LARGE COMPANY FUND                  SMALL COMPANY FUND
                                                  ---------------------------------   ---------------------------------
                                                                    FOR THE PERIOD                      FOR THE PERIOD
                                                                     DECEMBER 18,                        DECEMBER 18,
                                                    FOR THE            2006(1)           FOR THE           2006(1)
                                                  YEAR ENDED          THROUGH          YEAR ENDED         THROUGH
                                                   JUNE 30,           JUNE 30,          JUNE 30,          JUNE 30,
                                                     2008               2007              2008              2007
                                                  -----------      -------------      -----------        -----------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
     Net investment income ....................   $   403,080      $     152,057      $    94,897        $    86,982
     Net realized loss on investments .........    (1,208,763)           (18,530)        (358,339)           (76,669)
     Net change in unrealized appreciation
          (depreciation) on investments .......    (3,411,815)           713,622       (1,333,327)           268,774
                                                  -----------      -------------      -----------        -----------
Net increase (decrease) in net assets
     resulting from operations ................    (4,217,498)           847,149       (1,596,769)           279,087
                                                  -----------      -------------      -----------        -----------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
     Net investment income:
          Institutional Shares ................      (405,539)          (119,744)        (111,122)           (63,419)
          A Shares ............................          (257)               (61)            (157)               (68)
     Net realized gains:
          Institutional Shares ................      (285,263)                --               --                 --
          A Shares ............................          (199)                --               --                 --
                                                  -----------      -------------      -----------        -----------
Total distributions ...........................      (691,258)          (119,805)        (111,279)           (63,487)
                                                  -----------      -------------      -----------        -----------
FUND SHARE TRANSACTIONS (NOTE 5):
     Proceeds from shares sold:
          Institutional Shares ................     5,830,445         23,370,668          437,188          8,134,577
          A Shares ............................        17,894             13,080               --             54,563
     Cost of shares issued on reinvestment
          of distributions:
          Institutional Shares ................       355,885             23,229           62,275             30,919
          A Shares ............................           456                 61              157                 68
     Cost of shares redeemed:
          Institutional Shares ................   (12,938,117)          (365,739)      (2,535,412)          (279,288)
          A Shares ............................       (17,526)                --               --            (45,497)
                                                  -----------      -------------      -----------        -----------
Net increase (decrease) in net assets
     from Fund share transactions .............    (6,750,963)        23,041,299       (2,035,792)         7,895,342
                                                  -----------      -------------      -----------        -----------
Total increase (decrease) in net assets .......   (11,659,719)        23,768,643       (3,743,840)         8,110,942
NET ASSETS:
          Beginning of Period .................    23,768,643                 --        8,110,942                 --
                                                  -----------      -------------      -----------        -----------
          End of Period .......................   $12,108,924        $23,768,643      $ 4,367,102        $ 8,110,942
                                                  ===========      =============      ===========        ===========
Undistributed net investment income ...........   $    51,679        $    54,662      $    29,523        $    45,905
                                                  -----------      -------------      -----------        -----------

-----------------
(1)  Commencement of operations.

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- FUNDAMENTALLY WEIGHTED FUNDS
------------------------------------------------
   FINANCIAL HIGHLIGHTS
================================================================================


The following tables include selected data for a share outstanding throughout each period and other performance information derived from the financial statements. The total returns in the tables represent the rate an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information should be read in conjunction with the financial statements and notes thereto.


                                                                            FOR THE PERIOD
                                                              FOR THE    DECEMBER 18, 2006(1)
                                                             YEAR ENDED        THROUGH
                                                              JUNE 30,         JUNE 30,
                                                                2008             2007
LARGE COMPANY FUND -- INSTITUTIONAL SHARES                 --------------    ------------
NET ASSET VALUE -- BEGINNING OF PERIOD .....................   $ 10.54         $ 10.00
                                                               -------         -------
INVESTMENT OPERATIONS:
     Net investment income(2) ..............................      0.19            0.11
     Net realized and unrealized gain (loss)
          on investments ...................................     (2.30)           0.49
                                                               -------         -------
          Total from investment operations .................     (2.11)           0.60
                                                               -------         -------
DISTRIBUTIONS:
     From net investment income ............................     (0.19)          (0.06)
     From net realized gains ...............................     (0.13)             --
                                                               -------         -------
          Total distributions ..............................     (0.32)          (0.06)
                                                               -------         -------
NET ASSET VALUE -- END OF PERIOD ...........................   $  8.11         $ 10.54
                                                               =======         =======
TOTAL RETURN ...............................................    (20.45)%          6.06%**
RATIOS (TO AVERAGE NET ASSETS)/SUPPLEMENTAL DATA:
     Expenses:
          Including expense limitations ....................      0.60%           0.60%*
          Excluding expense limitations ....................      1.63%           1.83%*
     Net investment income .................................      1.94%           1.93%*
Portfolio turnover rate ....................................        45%              5%**
Net assets at the end of period (000 omitted) ..............   $12,098         $23,755

----------------------
*    Annualized
**   Not annualized.
(1)  Commencement of operations.
(2) The net investment income per share was calculated using the average shares outstanding method.


    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- FUNDAMENTALLY WEIGHTED FUNDS
------------------------------------------------
   FINANCIAL HIGHLIGHTS -- CONTINUED
================================================================================

                                                                            FOR THE PERIOD
                                                              FOR THE    DECEMBER 18, 2006(1)
                                                             YEAR ENDED        THROUGH
                                                              JUNE 30,         JUNE 30,
                                                                2008             2007
LARGE COMPANY FUND -- A SHARES                             --------------    ------------
NET ASSET VALUE -- BEGINNING OF PERIOD .....................   $ 10.53         $ 10.00
                                                               -------         -------
INVESTMENT OPERATIONS:
     Net investment income(2) ..............................      0.17            0.09
     Net realized and unrealized gain (loss)
          on investments ...................................     (2.29)           0.49
                                                               -------         -------
          Total from investment operations .................     (2.12)           0.58
                                                               -------         -------
DISTRIBUTIONS:
     From net investment income ............................     (0.17)          (0.05)
     From net realized gains ...............................     (0.13)             --
                                                               -------         -------
          Total distributions ..............................     (0.30)          (0.05)
                                                               -------         -------
NET ASSET VALUE -- END OF PERIOD ...........................   $  8.11         $ 10.53
                                                               =======         =======
TOTAL RETURN(3) ............................................    (20.56)%          5.85%**

RATIOS (TO AVERAGE NET ASSETS)/SUPPLEMENTAL DATA:
     Expenses:
          Including expense limitations ....................      0.85%           0.85%*
          Excluding expense limitations ....................      1.93%           2.13%*
     Net investment income .................................      1.74%           1.70%*
Portfolio turnover rate ....................................        45%              5%**
Net assets at the end of period (000 omitted) ..............   $    11         $    14

----------------------
*    Annualized.
**   Not annualized.
(1)  Commencement of operations.
(2) The net investment income per share was calculated using the average shares outstanding method.
(3) The total return does not reflect the impact of the maximum front-end sales load of 3.50%. If reflected, the return would be lower.


    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- FUNDAMENTALLY WEIGHTED FUNDS
------------------------------------------------
   FINANCIAL HIGHLIGHTS -- CONTINUED
================================================================================


                                                                            FOR THE PERIOD
                                                              FOR THE    DECEMBER 18, 2006(1)
                                                             YEAR ENDED        THROUGH
                                                              JUNE 30,         JUNE 30,
                                                                2008             2007
SMALL COMPANY FUND -- INSTITUTIONAL SHARES                 --------------    ------------
NET ASSET VALUE -- BEGINNING OF PERIOD .....................   $ 10.35         $ 10.00
                                                               -------         -------
INVESTMENT OPERATIONS:
     Net investment income(2) ..............................      0.14            0.12
     Net realized and unrealized gain (loss)
          on investments ...................................     (2.58)           0.31
                                                               -------         -------
          Total from investment operations .................     (2.44)           0.43
                                                               -------         -------
DISTRIBUTIONS:
     From net investment income ............................     (0.17)          (0.08)
                                                               -------         -------
          Total distributions ..............................     (0.17)          (0.08)
                                                               -------         -------
NET ASSET VALUE -- END OF PERIOD ...........................   $  7.74         $ 10.35
                                                               =======         =======
TOTAL RETURN ...............................................    (23.83)%          4.34%**

RATIOS (TO AVERAGE NET ASSETS)/SUPPLEMENTAL DATA:
     Expenses:
          Including expense limitations ....................      0.60%           0.60%*
          Excluding expense limitations ....................      4.21%           3.28%*
     Net investment income .................................      1.58%           2.20%*
Portfolio turnover rate ....................................        72%             30%**
Net assets at the end of period (000 omitted) ..............   $ 4,359         $ 8,101

----------------------
*    Annualized.
**   Not annualized.
(1)  Commencement of operations.
(2) The net investment income per share was calculated using the average shares outstanding method.



    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- FUNDAMENTALLY WEIGHTED FUNDS
------------------------------------------------
   FINANCIAL HIGHLIGHTS -- CONTINUED
================================================================================


                                                                            FOR THE PERIOD
                                                              FOR THE    DECEMBER 18, 2006(1)
                                                             YEAR ENDED        THROUGH
                                                              JUNE 30,         JUNE 30,
                                                                2008             2007
SMALL COMPANY FUND -- A SHARES                             --------------    ------------
NET ASSET VALUE -- BEGINNING OF PERIOD .....................   $ 10.36         $ 10.00
                                                               -------         -------
INVESTMENT OPERATIONS:
     Net investment income(2) ..............................      0.12            0.17
     Net realized and unrealized gain (loss) on investments      (2.59)           0.26
                                                               -------         -------
          Total from investment operations .................     (2.47)           0.43
                                                               -------         -------
DISTRIBUTIONS:
     From net investment income ............................     (0.16)          (0.07)
                                                               -------         -------
          Total distributions ..............................     (0.16)          (0.07)
                                                               -------         -------
NET ASSET VALUE -- END OF PERIOD ...........................   $  7.73         $ 10.36
                                                               =======         =======
TOTAL RETURN(3) ............................................    (24.09)%          4.29%**

RATIOS (TO AVERAGE NET ASSETS)/SUPPLEMENTAL DATA:
     Expenses:
          Including expense limitations ....................      0.85%           0.85%*
          Excluding expense limitations ....................      4.50%           3.21%*
     Net investment income .................................      1.30%           2.99%*
Portfolio turnover rate ....................................        72%             30%**
Net assets at the end of period (000 omitted) ..............   $     8         $    10

----------------------
*    Annualized.
**   Not annualized.
(1)  Commencement of operations.
(2) The net investment income per share was calculated using the average shares outstanding method.
(3) The total return does not reflect the impact of the maximum front-end sales load of 3.50%. If reflected, the return would be lower.


    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- FUNDAMENTALLY WEIGHTED FUNDS
------------------------------------------------
   NOTES TO FINANCIAL STATEMENTS
================================================================================



1. DESCRIPTION OF THE FUNDS. WT Mutual Fund (the "Trust") is registered under the Investment Company Act of 1940, as amended, (the "1940 Act") as an open-end management investment company and was organized as a Delaware business trust on June 1, 1994. The Amended and Restated Agreement and Declaration of Trust permits the Board of Trustees (the "Trustees") to establish series of shares, each of which constitutes a series separate and distinct from the shares of other series. As of June 30, 2008, the Trust offered 19 series, two of which are included in these financial statements. The two series are: the Wilmington Fundamentally Weighted Large Company Fund ("Large Company Fund") and the Wilmington Fundamentally Weighted Small Company Fund ("Small Company Fund") (each, a "Fund" and collectively, the "Funds"). Each Fund offers two classes of shares: Institutional Shares and A Shares. All classes of shares have identical voting, dividend and liquidation rights. Institutional Shares are offered to retirement plans and other institutional investors. A Shares are available to all investors and are subject to a Rule 12b-1 distribution fee and a maximum front end sales charge of 3.50%.

2. SIGNIFICANT ACCOUNTING POLICIES. The following is a summary of the significant accounting policies of the Funds:

     SECURITY VALUATION. Securities held by the Funds which are listed on a securities exchange and for which market quotations are available are valued at the last quoted sale price of the day, or, if there is no such reported sale, securities are valued at the mean between the most recent quoted bid and ask prices. Securities traded on The Nasdaq Stock Market, Inc. ("NASDAQ") are valued in accordance with the NASDAQ Official Closing Price, which may not be the last sale price. Price information for listed securities is taken from the exchange where the security is primarily traded. Unlisted securities for which market quotations are readily available are valued at the most recent bid prices. Securities with a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value, unless the Trustees determine that this does not represent fair value. Securities that do not have a readily available current market value are valued in good faith by using procedures adopted by the Trustees. When a Fund uses fair value pricing to determine NAV, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Trustees believe accurately reflects fair value. The Funds' policy is intended to result in a calculation of a Fund's NAV that fairly reflects security values as of the time of pricing. However, fair values determined pursuant to the Fund's procedures may not accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing.

     In September 2006, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (FAS 157). FAS 157 establishes a framework for measuring fair value in generally accepted accounting principles, clarifies the definition of fair value within that framework, and expands disclosures about the use of fair value measurements. FAS 157 is intended to increase consistency and comparability among fair value estimates used in financial reporting. FAS 157 is effective for fiscal years beginning after November 15, 2007. Management does not expect the adoption of FAS 157 to have an impact on the amounts reported in the financial statements.

     FEDERAL INCOME TAXES. Each Fund is treated as a separate entity for Federal income tax purposes and intends to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its income to its shareholders. Therefore, no Federal income tax provision has been made.

WILMINGTON FUNDS -- FUNDAMENTALLY WEIGHTED FUNDS
------------------------------------------------
   NOTES TO FINANCIAL STATEMENTS -- CONTINUED
================================================================================


     Effective December 31, 2007, the Funds adopted FASB Interpretation No. 48, "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Trust's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. The adoption of FIN 48 did not result in the recording of any tax benefit or expenses.

     SECURITY TRANSACTIONS AND INVESTMENT INCOME. Investment security transactions are accounted for on a trade date basis. Each Fund uses the specific identification method for determining realized gains and losses on investments for both financial and Federal income tax reporting purposes. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis and includes the amortization of premium and accretion of discount. Each Fund records expenses as incurred. Common expenses of the Trust are allocated on a pro rata basis among the series based on relative net assets.

     CLASS ACCOUNTING. In calculating net asset value per share for each class, investment income, realized and unrealized gains and losses and expenses, other than class specific expenses, are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Expenses relating to a specific class are charged directly to that class.

     DISTRIBUTIONS TO SHAREHOLDERS. Distributions from net investment income, if any, are declared and paid to shareholders quarterly. Distributions from net realized gains, if any, are declared and paid to shareholders annually.

     USE OF ESTIMATES IN THE PREPARATION OF FINANCIAL STATEMENTS. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

3. ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES. Rodney Square Management Corporation ("RSMC"), a wholly owned subsidiary of Wilmington Trust Corporation, serves as the investment adviser to the Funds. For its services, RSMC receives a fee of 0.40% of each Fund's first $1 billion of average daily net assets, 0.35% of each Fund's next $1 billion of average daily net assets and 0.30% of each Fund's average daily net assets in excess of $2 billion. Wilmington Trust Investment Management, LLC ("WTIM"), also a wholly owned subsidiary of Wilmington Trust Corporation and under common control with RSMC, provides certain investment services, information, advice, assistance and facilities and performs research, statistical and investment services pursuant to a sub-advisory agreement among the Trust, RSMC and WTIM. WTIM receives a sub-advisory fee from RSMC as agreed to from time to time with RSMC.

     RSMC has contractually agreed to waive a portion of its advisory fee or reimburse other operating expenses (excluding taxes, extraordinary expenses, brokerage commissions and interest) to the extent that total annual Fund operating expenses exceed 0.60% of average daily net assets, excluding class-specific expenses (such as Rule 12b-1 and shareholder services). This undertaking will remain in place through June 30, 2012 unless the Trustees approve its earlier termination.

     The Fund's Chief Compliance Officer is employed and compensated by RSMC. RSMC provides compliance services to the Fund pursuant to a Compliance Services Agreement. For these services, the Trust pays RSMC an annual fee equal to three-fourths of the Chief Compliance Officer's total compensation. The fees for these services for the year ended June 30, 2008 are shown separately on the Statements of Operations.

WILMINGTON FUNDS -- FUNDAMENTALLY WEIGHTED FUNDS
------------------------------------------------
   NOTES TO FINANCIAL STATEMENTS -- CONTINUED
================================================================================


     RSMC provides administrative services to each Fund pursuant to an Administration Agreement. For these services, RSMC receives a fee at the annual rate of 0.0185% of the Trust's first $2 billion of total aggregate daily net assets; 0.0175% of the Trust's next $2 billion of total aggregate daily net assets; 0.0125% of the Trust's next $2 billion of total aggregate daily net assets; and 0.0080% of the Trust's total aggregate daily net assets in excess of $6 billion. The fees paid to RSMC for these services for the year ended June 30, 2008 are shown separately on the Statements of Operations.

     PNC Global Investment Servicing (U.S.), Inc. (formerly PFPC Inc.) provides sub-administration, accounting, and transfer agent services pursuant to an agreement with RSMC and the Trust for which it receives fees directly from the Funds.

     COMPENSATION OF TRUSTEES AND OFFICERS. Except for the Funds' Chief Compliance Officer, Trustees and Officers of each Funds who are employees or officers of RSMC or WTIM do not receive any compensation from the Funds. Trustees of each Fund, who are not employees or officers of RSMC or WTIM, receive compensation and reimbursement of expenses from the Fund. Under a Deferred Compensation Plan (the "Plan") adopted August 15, 2002, a disinterested Trustee may elect to defer receipt of all, or a portion, of their annual compensation. Deferred amounts are invested in shares of a series of the Trust and remain so until distributed in accordance with the Plan. Trustees' fees reflected in the accompanying financial statements include total compensation earned, whether elected to be paid in cash or deferred under the Plan.

     DISTRIBUTION FEES. The A Shares of each Fund have adopted a distribution plan under Rule 12b-1 under the 1940 Act that allows the Fund to pay a fee for the sale and distribution of A Shares, and for services provided to A Shares shareholders. The 12b-1 Plan provides for a maximum distribution fee at an annual rate of 0.25% of each Fund's average daily net assets of the A Shares.

     Wilmington Trust Company ("WTC"), an affiliate of RSMC, serves as custodian to the Funds and PFPC Trust Company serves as sub-custodian to the Funds. The Funds pay WTC for its services as custodian and WTC pays PFPC Trust Company for its services as sub-custodian. The fees for these services for the year ended June 30, 2008 are shown separately on the Statements of Operations.

     Each Fund effects trades for security purchase and sale transactions through brokers that are affiliates of the adviser. Commissions paid on those trades for the year ended June 30, 2008 were $24,586 and $22,058 for the Large Company and Small Company Funds, respectively.

4.   INVESTMENT  SECURITIES  TRANSACTIONS.  During the year ended June 30, 2008,
     purchases  and  sales  of  investment   securities   (excluding  short-term
     investments) were as follows:

                            LARGE COMPANY FUND      SMALL COMPANY FUND
                              --------------      ----------------------
     Purchases ............     $ 9,202,263             $4,301,214
     Sales ................      16,187,554              6,284,077

WILMINGTON FUNDS -- FUNDAMENTALLY WEIGHTED FUNDS
------------------------------------------------
   NOTES TO FINANCIAL STATEMENTS -- CONTINUED
================================================================================


5. CAPITAL SHARE TRANSACTIONS. Transactions in shares of capital stock for the year ended June 30, 2008 and the period ended June 30, 2007 were as follows:

                                                                               FOR THE PERIOD
                                         FOR THE YEAR ENDED            DECEMBER 18, 2006(1) THROUGH
                                           JUNE 30, 2008                        JUNE 30, 2007
                                ---------------------------------    --------------------------------
                                 INSTITUTIONAL                          INSTITUTIONAL
                                    SHARES             A SHARES             SHARES        A SHARES
                                  -----------         ----------         -----------      ---------
LARGE COMPANY FUND
------------------
Sold .........................        579,425             1,905            2,287,479        1,290
Issued on Reinvestment of
  distributions ..............         36,789                48                2,264            6
Redeemed .....................     (1,378,897)           (1,912)             (35,042)          --
                                  -----------         ---------          -----------      -------
Net increase (decrease) ......       (762,683)               41            2,254,701        1,296
                                  -----------         ---------          -----------      -------
SMALL COMPANY FUND
------------------
Sold .........................         50,181                --              805,997        5,550
Issued on Reinvestment of
  distributions ..............          6,920                18                3,009            6
Redeemed .....................       (276,316)               --              (26,662)      (4,550)
                                  -----------         ---------          -----------      -------
Net increase (decrease) ......       (219,215)               18              782,344        1,006
                                  ===========         =========          ===========      =======

(1)  Commencement of operations.

6. FEDERAL TAX INFORMATION. Distributions to shareholders from net investment income and realized gains are determined in accordance with Federal income tax regulations, which may differ from net investment income and realized gains recognized for financial reporting purposes. Additionally, net short-term realized gains are treated as "ordinary income" for tax purposes. Accordingly, the character of distributions and composition of net assets for Federal tax purposes may differ from those reflected in the accompanying financial statements. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on the Federal tax treatment; temporary differences due to timing of recognition of income or gains do not require such reclassification.

     At June 30, 2008, the following reclassifications were made within the capital accounts to reflect permanent differences attributable to tax character of distributions:

                                                           LARGE COMPANY FUND
                                                           ------------------
     Undistributed net investment income ................        $(267)
     Accumulated net realized loss on investments .......          267

     The tax character of distributions paid during the year ended June 30, 2008 and the period ended June 30, 2007 was as follows:

                                      LARGE COMPANY FUND    SMALL COMPANY FUND
                                     --------------------  -------------------
     YEAR ENDED JUNE 30, 2008
     Ordinary income ..................    $691,258             $111,279

     PERIOD ENDED JUNE 30, 2007
     Ordinary income ..................    $119,805             $ 63,487

WILMINGTON FUNDS -- FUNDAMENTALLY WEIGHTED FUNDS
------------------------------------------------
   NOTES TO FINANCIAL STATEMENTS -- CONTINUED
================================================================================

     As of June 30, 2008, the components of accumulated earnings (deficit) on a tax basis were as follows:


                                    LARGE COMPANY FUND     SMALL COMPANY FUND
                                   --------------------  ----------------------
     Undistributed ordinary income ..   $    52,372         $    30,216
     Post-October capital losses ....      (632,406)           (171,997)
     Capital loss carryforwards .....            --            (138,092)
     Other temporary differences ....          (693)               (693)
     Net unrealized depreciation
        of investments ..............    (3,578,275)         (1,189,472)
                                        -----------         -----------
     Total accumulated deficit ......   $(4,159,002)        $(1,470,038)
                                        ===========         ===========

     Post-October capital losses represent net capital losses realized from November 1, 2007 through June 30, 2008, that, in accordance with Federal income tax regulations, the Fund has elected to defer and treat as having been recognized the following fiscal year.

     The differences between book basis and tax basis components of accumulated earnings are primarily attributable to tax deferral of losses on wash sales and deferred compensation of Trustees.

     For Federal income tax purposes, capital loss carryforwards are available to offset future capital gains. As of June 30, 2008, Small Company Fund had $138,092 of capital loss carryforwards, that will expire on June 30, 2016.


7. CONTRACTUAL OBLIGATIONS. The Funds enter into contracts in the normal course of business that contain a variety of indemnifications. The Funds' maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these contracts. Management has reviewed the Funds' existing contracts and expects the risk of loss to be remote.

8. OTHER. On May 20, 2008, upon the recommendation of the adviser, the Board approved a proposal to reorganize the Large Company Fund and the Small
     Company Fund into the Wilmington Multi-Manager Large-Cap Fund and the Wilmington Multi-Manager Small-Cap Fund, respectively, to be effective after approval by shareholders of each of the Funds. The Trustees anticipate that shareholders of each Fund will be asked to consider the approval of its respective plan of reorganization at a special meeting of shareholders to be held in October 2008.

WILMINGTON FUNDS -- FUNDAMENTALLY WEIGHTED FUNDS
------------------------------------------------
   REPORT OF ERNST & YOUNG LLP,
   INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
================================================================================


To the Shareholders and Trustees of WT Mutual Fund:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Wilmington Fundamentally Weighted Large Company Fund and Wilmington Fundamentally Weighted Small Company Fund (the "Funds") (two of the series constituting WT Mutual Fund) as of June 30, 2008, and the related statements of operations for the year then ended, and statements of changes in net assets and financial highlights for the year then ended and for the period December 18, 2006 (commencement of operations) through June 30, 2007. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Funds' internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of June 30, 2008, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Wilmington Fundamentally Weighted Large Company Fund and Wilmington Fundamentally Weighted Small Company Fund series of WTMutual Fund at June 30, 2008, the results of their operations for the year then ended, and the changes in their net assets and their financial highlights for the year then ended and for the period December 18, 2006 (commencement of operations) through June 30, 2007, in conformity with U.S. generally accepted accounting principles.


                                                      Ernst & Young LLP


Philadelphia, Pennsylvania
August 26, 2008

WILMINGTON FUNDS -- FUNDAMENTALLY WEIGHTED FUNDS
------------------------------------------------
   TAX INFORMATION (UNAUDITED)
================================================================================


     For the fiscal year ended June 30, 2008, certain dividends may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. For individual shareholders, a percentage of their ordinary income distribution (dividend income plus short-term gains, if any) may qualify for a maximum tax rate of 15%. Complete information is computed and reported in conjunction with your Form 1099-DIV. The percentage of ordinary income distributions that qualify is as follows:

     Large Company Fund .............    73.51%
     Small Company Fund .............    71.95%

     For  corporate   shareholders,   the  percentage  of  the  ordinary  income
     distributions (dividend income plus short-term gains, if any) which qualify for the dividends-received deductions is as follows:

     Large Company Fund .............    73.65%
     Small Company Fund .............    72.49%

     In January 2009, shareholders of the Funds will receive Federal income tax information on all distributions paid to their accounts in the calendar year 2008, including any distributions paid between July1, 2008 and December 31, 2008.

WILMINGTON FUNDS -- FUNDAMENTALLY WEIGHTED FUNDS
------------------------------------------------
   TRUSTEES AND OFFICERS
================================================================================


     WT Mutual Fund (the "Trust") is governed by a Board of Trustees (the "Trustees"). The primary responsibility of the Trustees is to represent the interest of the Trust's shareholders and to provide oversight management of the Trust.

     The following table presents certain information regarding the Trustees and Officers of the Trust. Each person listed under "Interested Trustee" below is an "interested person" of the Trust's investment advisers, within the meaning of the Investment Company Act of 1940, as amended (the "1940 Act"). Each person who is not an "interested person" of the Trust's investment advisers or the Trust within the meaning of the 1940 Act is referred to as an "Independent Trustee" and is listed under such heading below.

     Unless specified otherwise, the address of each Trustee and Officer as it relates to the Trust is 1100 N. Market Street, Wilmington, DE 19890.

     The Statement of Additional Information for the Funds contains additional information about the Trustees and is available, without charge, upon request, by calling (800) 336-9970 or by visiting the Funds' website at www.wilmingtonfunds.com.


INTERESTED TRUSTEES

          NAME AND                     POSITION(S) HELD
       DATE OF BIRTH,                    WITH TRUST,                    PRINCIPAL OCCUPATION(S)
     NUMBER OF FUNDS IN               TERM OF OFFICE AND                DURING PAST FIVE YEARS,
        FUND COMPLEX                    LENGTH OF TIME                    OTHER DIRECTORSHIPS
   OVERSEEN BY TRUSTEE(1)                   SERVED                          HELD BY TRUSTEE
----------------------------------------------------------------------------------------------------
TED T. CECALA(2)                   Trustee                            Director, Chairman of the
Date of Birth: 1/49                                                   Board, and Chief Executive
                                   Shall serve at the pleasure of     Officer of Wilmington Trust
19 Funds                           the Board and until successor      Corporation and Wilmington
                                   is elected and qualified.          Trust Company since 1996;
                                   Trustee since August 2007.         Member of the Board of
                                                                      Managers of Cramer Rosenthal
                                                                      McGlynn, LLC and Roxbury
                                                                      Capital Management, LLC.
                                                                      (registered investment
                                                                      advisers).

                                                                      Wilmington Trust Corporation;
                                                                      Wilmington Trust Company.

----------------------------------------------------------------------------------------------------
ROBERT J. CHRISTIAN(3)             Trustee                            Retired since February 2006;
Date of Birth: 2/49                                                   Executive Vice President of
                                   Shall serve until death,           Wilmington Trust Company from
19 Funds                           resignation or removal.            February 1996 to February
                                   Trustee since October 1998,        2006; President of Rodney
                                   President and Chairman of the      Square Management Corporation
                                   Board from October 1998 to         ("RSMC") from 1996 to 2005;
                                   January 2006.                      Vice President of RSMC 2005 to
                                                                      2006.

                                                                      FundVantage Trust (8
                                                                      portfolios); Optimum Fund
                                                                      Trust (6 portfolios)
                                                                      (registered investment
                                                                      companies).


(1) The "Fund Complex" currently consists of the Trust (19 funds) and CRM Mutual Fund Trust (6 funds).
(2) Mr. Cecala is an "Interested Trustee" by reason of his position with Wilmington Trust Corporation and Wilmington Trust Company, each an affiliate of RSMC, an investment adviser to the Trust.
(3) Mr. Christian is an "Interested Trustee" by reason of his previous employment with RSMC, the investment adviser to the Trust.

WILMINGTON FUNDS -- FUNDAMENTALLY WEIGHTED FUNDS
------------------------------------------------
   TRUSTEES AND OFFICERS -- CONTINUED
================================================================================


INDEPENDENT TRUSTEES

          NAME AND                     POSITION(S) HELD
       DATE OF BIRTH,                    WITH TRUST,                    PRINCIPAL OCCUPATION(S)
     NUMBER OF FUNDS IN               TERM OF OFFICE AND                DURING PAST FIVE YEARS,
        FUND COMPLEX                    LENGTH OF TIME                    OTHER DIRECTORSHIPS
   OVERSEEN BY TRUSTEE(1)                   SERVED                          HELD BY TRUSTEE
----------------------------------------------------------------------------------------------------
ROBERT ARNOLD                      Trustee                            Founder and co-manager, R. H.
Date of Birth: 3/44                                                   Arnold & Co., Inc. (financial
                                   Shall serve until death,           consulting) since 1989.
19 Funds                           resignation or removal.
                                   Trustee since May 1997.            First Potomac Realty Trust
                                                                      (real estate investment
                                                                      trust).
----------------------------------------------------------------------------------------------------
DR. ERIC BRUCKER                   Trustee                            Professor of Economics,
Date of Birth: 12/41                                                  Widener University since July
                                   Shall serve until death,           2004; formerly, Dean, School
19 Funds                           resignation or removal.            of Business Administration of
                                   Trustee since October 1999.        Widener University from 2001
                                                                      to 2004; Dean, College of
                                                                      Business, Public Policy and
                                                                      Health at the University of
                                                                      Maine from September 1998 to
                                                                      June 2001.

                                                                      None
----------------------------------------------------------------------------------------------------
NICHOLAS GIORDANO                  Trustee and Chairman of the        Consultant, financial services
Date of Birth: 3/43                Board                              organizations from 1997 to
                                                                      present; Interim President,
19 Funds                           Shall serve until death,           LaSalle University from 1998
                                   resignation or removal.            to 1999.
                                   Trustee since October 1998.

                                                                      Kalmar Pooled Investment
                                                                      Trust; The RBB Fund, Inc. (21
                                                                      portfolios) (registered
                                                                      investment companies);
                                                                      Independence Blue Cross;
                                                                      IntriCon Corporation
                                                                      (industrial furnaces and
                                                                      ovens); Commerce Bancorp, Inc.
----------------------------------------------------------------------------------------------------
LOUIS KLEIN, JR.                   Trustee                            Self-employed financial
Date of Birth: 5/35                                                   consultant since 1991.
                                   Shall serve until death,
25 Funds                           resignation or removal.            CRM Mutual Fund Trust (6
                                   Trustee since October 1999.        portfolios) (registered
                                                                      investment companies); WHX
                                                                      Corporation (industrial
                                                                      manufacturer).

WILMINGTON FUNDS -- FUNDAMENTALLY WEIGHTED FUNDS
------------------------------------------------
   TRUSTEES AND OFFICERS -- CONTINUED
================================================================================


INDEPENDENT TRUSTEES (CONTINUED)


          NAME AND                     POSITION(S) HELD
       DATE OF BIRTH,                    WITH TRUST,                    PRINCIPAL OCCUPATION(S)
     NUMBER OF FUNDS IN               TERM OF OFFICE AND                DURING PAST FIVE YEARS,
        FUND COMPLEX                    LENGTH OF TIME                    OTHER DIRECTORSHIPS
   OVERSEEN BY TRUSTEE(1)                   SERVED                          HELD BY TRUSTEE
----------------------------------------------------------------------------------------------------
THOMAS LEONARD*                    Trustee                            Retired since 2008;
Date of Birth: 2/49                                                   Former Partner with
                                   Shall serve until death,           PricewaterhouseCoopers
19 Funds                           resignation or removal.            (public accounting) from
                                   Trustee since July 2008.           May 1970 to June 2008.

                                                                      None
----------------------------------------------------------------------------------------------------
JOHN J. QUINDLEN*                  Trustee                            Retired since 1993; Former
Date of Birth: 5/32                                                   Chief Financial Officer of
                                   Shall serve until death,           E.I. du Pont de Nemours and
19 Funds                           resignation or removal.            Co.
                                   Trustee since October 1999.
                                                                      None
----------------------------------------------------------------------------------------------------
MARK A. SARGENT                    Trustee                            Dean and Professor of Law,
Date of Birth: 4/51                                                   Villanova University School of
                                   Shall serve until death,           Law since July 1997.
19 Funds                           resignation or removal.
                                   Trustee since November 2001.       The RBB Fund, Inc. (21
                                                                      portfolios) (registered
                                                                      investment company); NYSE
                                                                      Regulation, Inc.; Financial
                                                                      Industry Regulatory Authority
                                                                      (FINRA).


* Effective July 1, 2008, John J. Quindlen resigned from the Board of Trustees and Thomas Leonard was appointed to the Board of Trustees.

WILMINGTON FUNDS -- FUNDAMENTALLY WEIGHTED FUNDS
------------------------------------------------
   TRUSTEES AND OFFICERS -- CONTINUED
================================================================================

EXECUTIVE OFFICERS

                                        POSITION(S) HELD
                                          WITH TRUST,                   PRINCIPAL OCCUPATION(S)
                                       TERM OF OFFICE AND               DURING PAST FIVE YEARS,
 NAME, ADDRESS AND                       LENGTH OF TIME                   OTHER DIRECTORSHIPS
   DATE OF BIRTH                             SERVED                              HELD
--------------------------------------------------------------------------------------------------------
NEIL WOLFSON                       President and Chief Executive      President, Wilmington Trust
1100 North Market Street           Officer                            Investment Management, LLC
Wilmington, DE 19890                                                  ("WTIM") since 2006; Chief
Date of Birth: 6/64                Shall serve at the pleasure of     Investment Officer, WTIM from
                                   the Board and until successor      2004 to 2006; Partner with
                                   is elected and qualified.          KPMG (public accounting) from
                                   Officer since January  2006.       1996 to 2004.

                                                                      N/A
--------------------------------------------------------------------------------------------------------
CLAYTON M. ALBRIGHT                Vice President                     Managing Director Fixed Income
1100 North Market Street                                              Management, Wilmington Trust
Wilmington, DE 19890               Shall serve at the pleasure of     since 2007; Director Fixed
Date of Birth: 9/53                the Board and until successor      Income Research and Portfolio
                                   is elected and qualified.          Manager, Wilmington Trust from
                                   Officer since October 1998.        1996 to 2007; Vice President,
                                                                      Rodney Square Management
                                                                      Corporation ("RSMC") since
                                                                      2001; Vice President of WTIM
                                                                      since 2006; Vice President,
                                                                      Wilmington Trust Company since
                                                                      1997.

                                                                      N/A
--------------------------------------------------------------------------------------------------------
JOSEPH M. FAHEY, JR.               Vice President                     Investment Adviser, WTIM since
1100 North Market Street                                              2003; Vice President, RSMC
Wilmington, DE 19890               Shall serve at the pleasure of     since 1992.
Date of Birth: 1/57                the Board and until successor
                                   is elected and qualified.          N/A
                                   Officer since November 1999.
--------------------------------------------------------------------------------------------------------
JOHN J. KELLEY                     Vice President & Chief             Chief Operations Officer of
1100 North Market Street           Financial Officer                  WTIM since 2006; Chief
Wilmington, DE 19890                                                  Operations Officer of RSMC
Date of Birth: 9/59                Shall serve at the pleasure of     since 2005; Vice President of
                                   the Board and until successor      PNC Global Investment
                                   is elected and qualified.          Servicing (U.S.), Inc.
                                   Officer since September 2005.      (formerly PFPC Inc.) from
                                                                      January 2005 to July 2005;
                                                                      Vice President of
                                                                      Administration, 1838
                                                                      Investment Advisors, LP from
                                                                      1999 to 2005; Chief Compliance
                                                                      Officer, 1838 Investment
                                                                      Advisors, LP from 2004 to
                                                                      2005.

                                                                      N/A

WILMINGTON FUNDS -- FUNDAMENTALLY WEIGHTED FUNDS
------------------------------------------------
   TRUSTEES AND OFFICERS -- CONTINUED
================================================================================


EXECUTIVE OFFICERS (CONTINUED)

                                        POSITION(S) HELD
                                          WITH TRUST,                   PRINCIPAL OCCUPATION(S)
                                       TERM OF OFFICE AND               DURING PAST FIVE YEARS,
 NAME, ADDRESS AND                       LENGTH OF TIME                   OTHER DIRECTORSHIPS
   DATE OF BIRTH                             SERVED                              HELD

--------------------------------------------------------------------------------------------------------
ANNA M. BENCROWSKY                 Chief Compliance Officer &         Chief Compliance Officer, WTIM
1100 North Market Street           Anti-Money Laundering Officer      since 2007; Vice President,
Wilmington, DE 19890                                                  WTIM since 2004; Vice
Date of Birth: 5/51                Shall serve at the pleasure of     President and Chief Compliance
                                   the Board and until successor      Officer, RSMC since 2004; Vice
                                   is elected and qualified;          President and Chief Compliance
                                   Officer since September  2004.     Officer, 1838 Investment
                                                                      Advisors, LP from 1999 to
                                                                      2004.

                                                                      N/A
--------------------------------------------------------------------------------------------------------
CHARLES CURTIS                     Vice President & Treasurer         Director Commingled Fund
1100 North Market Street                                              Operations of Wilmington Trust
Wilmington, DE 19890               Shall serve at the pleasure of     since February 2007; Vice
Date of Birth: 10/55               the Board and until successor      President of PNC Global
                                   is elected and qualified;          Investment Servicing (U.S.),
                                   Officer since February 2007.       Inc. (formerly PFPC Inc.) from
                                                                      2001 to 2007.

                                                                      N/A
--------------------------------------------------------------------------------------------------------
EDWARD W. DIFFIN, JR.              Vice President & Secretary         Director of Mutual Fund
1100 North Market Street                                              Regulatory Administration of
Wilmington, DE 19890               Shall serve at the pleasure of     WTIM since November 2006;
Date of Birth: 1/52                the Board and until successor      Coleman Counsel Per Diem from
                                   is elected and qualified;          November 2005 to November
                                   Officer since February 2007.       2006; Vice President and
                                                                      Senior Counsel of Merrill
                                                                      Lynch & Co., Inc. from 1994 to
                                                                      2005.

                                                                      N/A

WILMINGTON FUNDS -- FUNDAMENTALLY WEIGHTED FUNDS
------------------------------------------------

================================================================================


VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Trust used to determine how to vote proxies relating to securities held in the Trust's portfolios is available without charge by calling the Fund at (800) 336-9970 or on the SEC's website at http://www.sec.gov. Information regarding how the investment adviser voted proxies for the most recent twelve month period ended June 30, 2008 is available without charge by calling the Fund at (800) 336-9970 or on the SEC's website listed above.

[THIS PAGE INTENTIONALLY LEFT BLANK]

TRUSTEES

Nicholas A. Giordano
Chairman of the Board

Robert H. Arnold

Dr. Eric Brucker

Ted T. Cecala

Robert J. Christian

Louis Klein Jr.

Thomas Leonard

Mark A. Sargent

OFFICERS

Neil Wolfson
President & Chief Executive Officer

John J. Kelley
Vice President & Chief Financial Officer

Charles D. Curtis
Vice President & Treasurer

Edward W. Diffin Jr.
Vice President & Secretary

Clayton M. Albright
Vice President

Joseph M. Fahey Jr.
Vice President

Anna M. Bencrowsky
Chief Compliance Officer





CUSTODIAN
Wilmington Trust Company
1100 North Market Street, Wilmington, DE 19890

INVESTMENT ADVISER AND ADMINISTRATOR
Rodney Square Management Corporation
1100 North Market Street, Wilmington, DE 19890

SUB-ADMINISTRATOR, TRANSFER AGENT, AND ACCOUNTING AGENT
PNC Global Investment Servicing (U.S.), Inc.
301 Bellevue Parkway, Wilmington, DE 19809




THIS ANNUAL REPORT IS AUTHORIZED FOR DISTRIBUTION ONLY TO SHAREHOLDERS AND TO OTHERS WHO HAVE RECEIVED A CURRENT PROSPECTUS OF THE WILMINGTON FUNDAMENTALLY WEIGHTED FUNDS - INSTITUTIONAL AND A SHARES.



           |
WILMINGTON |
FUNDS      |                                                       F.W._ANN_6/08
           |

ITEM 2.  CODE OF ETHICS.

     (a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

     (c) There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

     (d) The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item's instructions.


ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

As of the end of the period covered by the report, the Registrant's board of trustees has determined that each of Nicholas A. Giordano, John J. Quindlen and Louis Klein Jr. is as an "audit committee financial expert" serving on its audit committee and that each is "independent," as such terms are defined by Item 3 of Form N-CSR.

Effective July 1, 2008, John J. Quindlen retired from the Registrant's board of trustees and Thomas Leonard was appointed to the Registrant's board of trustees and the audit committee of the Registrant's board of trustees. The Registrant's board of trustees has determined that Thomas Leonard is as an "audit committee financial expert" serving on its audit committee and is "independent," as such terms are defined by Item 3 of Form N-CSR.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

AUDIT FEES

     (a) The aggregate fees billed for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements the fiscal years ended June 30, 2008 and 2007 were $377,750 and $445,890, respectively.

AUDIT-RELATED FEES

     (b) The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item are $10,000 and $0, respectively. These fees related to services consisting of the review of the registrant's semiannual reports to shareholders.

TAX FEES

     (c) The aggregate fees billed for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning during the fiscal years ended June 30, 2008 and 2007 were $95,950 and $93,790, respectively. These fees related to services consisting of the review of U.S. federal income tax returns, review of annual excise distribution calculations, tax consultation with respect to tax treatment of certain investments, and tax compliance services related to investments in foreign securities.

ALL OTHER FEES

     (d) The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $0.

  (e)(1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

          The Registrant's Audit Committee charter requires that the Audit Committee pre-approve all auditing services and non-audit services (including the fees for such services and terms thereof) to be performed for the Registrant by the Auditor. The Audit Committee is also required to approve prior to appointment the engagement of the Auditor to provide other audit services to the Funds, or to provide non-audit services to the Fund, its investment adviser or any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Fund if the engagement relates directly to the operations and financial reporting of the Fund. The engagement to render auditing and non-auditing services would be presented to and pre-approved by the Audit Committee. All of the audit, audit-related and tax services described above for which the Auditor billed the Registrant fees for the fiscal years ended June 30, 2008 and 2007 were pre-approved by the Audit Committee.

          Effective August 26, 2008, the Audit Committee established pre-approval policies and procedures which allow the Auditor to be engaged to render certain specified services to the Fund without pre-approval by the Audit Committee on the condition that the Audit Committee is informed of such engagement.

  (e)(2) There were no services described in paragraphs (b) through (d) of this Item (including services required to be approved by the Trustees Committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X) that were approved by the Trustees Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

     (f)  Not applicable.

     (g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for the fiscal years ended June 30, 2008 and 2007 were $105,950 and $93,790, respectively.

     (h)  Not applicable.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.



ITEM 6.  INVESTMENTS.

     (a) Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

     (b)  Not applicable.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.



ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.



ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.


ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)),
or this Item.

ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS.

  (a)(1) Code of ethics that is the subject of disclosure required by Item 2 is incorporated by reference to Exhibit (a)(1) of the registrant's Form N-CSR filed on September 8, 2005 (Accession No. 0000950116-05-002982).

  (a)(2)  Certifications  pursuant  to  Rule  30a-2(a)  under  the  1940 Act and
          Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

  (a)(3)  Not applicable.

     (b)  Certifications  pursuant  to Rule  30a-2(b)  under  the  1940  Act and
          Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)               WT Mutual Fund
             -------------------------------------------------------------------

By (Signature and Title)*  /s/ John J. Kelley
                         -------------------------------------------------------
                           John J. Kelley, President & Chief Executive Officer (principal executive officer)

Date         September 3, 2008
    ----------------------------------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ John J. Kelley
                         -------------------------------------------------------
                           John J. Kelley, President & Chief Executive Officer (principal executive officer)

Date         September 3, 2008
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ Charles D. Curtis
                         -------------------------------------------------------
                           Charles D. Curtis, Vice President &
                           Chief Financial Officer
                           (principal financial officer)

Date         September 3, 2008
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.